April 27, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington  DC  50549

RE:       Midland National Life Separate Account C

            File Number 333-128910 – Vector Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 15 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 27, 2011
Registration Nos. 333-128910
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 15	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 110	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President – Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2011_ pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485
If appropriate check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment filed ________.

Title of securities being registered:
Vector Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

vector_prosp.htm - Midland National Life Insurance Company

Vector Variable Annuity Prospectus

May 1, 2011

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Phone: (877) 586-0240 (toll free)   Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

The Vector Variable Annuity (the “contract”) is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs.  The minimum initial premium for a non-qualified contract is $10,000.  The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add a premium bonus to each premium payment that You make in the first contract year.  Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider.  Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4350 Westown Parkway

, West Des Moines, IA 50266 or contacting Us at the numbers above.  The SAI, dated May 1, 2011, has been filed with the U.S. Securities and Exchange Commission (“SEC”), and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio.  You can generally choose a maximum of twenty-nine  funds at any one time among the 80 investment divisions shown on the following page.  The mutual fund portfolios are part of the following series funds or trusts:

Access One Trust	Goldman Sachs Variable Insurance Trust
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Northern Lights Variable Trust
American Century Variable Portfolios, Inc.	PIMCO Variable Insurance Trust
Credit Suisse Trust	ProFunds Trust
Direxion Insurance Trust	Universal Institutional Funds, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	Van Eck VIP Trust
Dreyfus Variable Investment Funds

Your accumulation value in the investment divisions will increase or decrease based on investment performance.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Access VP High Yield Fund*	41. ProFund VP Industrials*
2. Adaptive Allocation Portfolio	42. ProFund VP International*
3. American Century VP Income & Growth Fund	43. ProFund VP Internet*
4. American Century VP International Fund	44. ProFund VP Japan*
5. American Century VP Large Company Value Fund	45. ProFund VP Large-Cap Growth*
6. American Century VP Mid Cap Value Fund	46. ProFund VP Large-Cap Value*
7. American Century VP Ultra® Fund	47. ProFund VP Mid-Cap*
8. Chariot Absolute Return All Opportunities Portfolio	48. ProFund VP Mid-Cap Growth*
9. Credit Suisse Trust – International Equity Flex III Portfolio	49. ProFund VP Mid-Cap Value*
10. Credit Suisse Trust - U.S. Equity Flex I Portfolio	50. ProFund VP Money Market*
11. Direxion Dynamic HY Bond Fund	51. ProFund VP NASDAQ-100*
12. Dreyfus Socially Responsible Growth Fund, Inc	52. ProFund VP Oil & Gas*
13. Dreyfus VIF Appreciation Portfolio	53. ProFund VP Pharmaceuticals*
14. Dreyfus VIF International Value Portfolio	54. ProFund VP Precious Metals*
15. Goldman Sachs VIT Structured Small Cap Equity Fund	55. ProFund VP Real Estate*
16. Invesco V.I. Basic Value Fund	56. ProFund VP Rising Rates Opportunity*
17. Invesco V.I. Global Real Estate Fund	57. ProFund VP Semiconductor*
18. Invesco V.I. International Growth Fund	58. ProFund VP Short Dow 30*
19. Invesco V.I. Mid Cap Core Equity Fund	59. ProFund VP Short Emerging Markets*
20. Invesco Van Kampen V.I. Growth and Income Fund	60. ProFund VP Short International*
21. Invesco Van Kampen V.I. U.S. Mid Cap Value Fund	61. ProFund VP Short Mid-Cap*
22. PIMCO VIT All Asset Portfolio	62. ProFund VP Short NASDAQ-100*
23. PIMCO VIT High Yield Portfolio	63. ProFund VP Short Small-Cap*
24. PIMCO VIT Low Duration Portfolio	64. ProFund VP Small-Cap*
25. PIMCO VIT Real Return Portfolio	65. ProFund VP Small-Cap Growth*
26. PIMCO VIT Total Return Portfolio	66. ProFund VP Small-Cap Value*
27. ProFund VP Asia 30*	67. ProFund VP Technology*
28. ProFund VP Banks*	68. ProFund VP Telecommunications*
29. ProFund VP Basic Materials*	69. ProFund VP UltraBull*
30. ProFund VP Bear*	70. ProFund VP UltraMid-Cap*
31. ProFund VP Biotechnology*	71. ProFund VP UltraNASDAQ-100*
32. ProFund VP Bull*	72. ProFund VP UltraShort Dow 30*
33. ProFund VP Consumer Goods*	73. ProFund VP UltraShort NASDAQ-100*
34. ProFund VP Consumer Services*	74. ProFund VP UltraSmall-Cap*
35. ProFund VP Dow 30*	75. ProFund VP U.S. Government Plus*
36. ProFund VP Emerging Markets*	76. ProFund VP Utilities*
37. ProFund VP Europe 30*	77. UIF Emerging Markets Debt Portfolio
38. ProFund VP Falling U.S. Dollar*	78. UIF Emerging Markets Equity Portfolio
39. ProFund VP Financials*	79. UIF U.S. Real Estate Portfolio
40. ProFund VP Health Care*	80. Van Eck VIP Global Hard Assets Fund

*These investment portfolios are open for frequent transfers.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

DEFINITIONS

SUMMARY

Features of Vector Variable Annuity

Your “Free Look” Period

Your Accumulation value

Flexible Premium Payments

Optional Benefits

Investment Choices

Transfers

Surrenders

Increased Free Surrender Amount for Nursing Home Confinement Rider

Risk of Increase in Fees and Charges

Effects of Market Timing

FEE TABLE

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

EXPENSE EXAMPLES

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

Premium Taxes

Optional Rider Charges

Additional Information About the Vector Variable annuity

Suitability of the Contracts

Death benefit

Other Products

Inquiries And Correspondence

Administrative Procedures

State Variations

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The Funds

Investment Policies of The Funds’ Portfolios

Availability of the Portfolios

Investment Allocations in the Funds

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Optional Riders

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Mutually Exclusive Riders

Your Accumulation value

Transaction Cut-Off Times

Transfers of Accumulation Value

Transfer Limitations

Surrenders

Dollar Cost Averaging

Portfolio Rebalancing

Systematic Withdrawals

Free Surrender Amount

Death benefit

Payment of Death benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

Mortality and Expense Risk Charge

Administration Fee

Annual Maintenance Fee

optional Rider Charges

Five for Life Plus Rider

Extra Credit Rider

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

Shortened CDSC (Contingent Deferred Sales Charge) Rider

Estate Planning Rider

Transfer Charge

Charges In The Funds

INVESTMENT ADVISORY FEES

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Owner Control

Required Distributions at Death (Non-Qualified Contracts)

Surrenders – Non-Qualified Contracts

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Tax

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

Foreign Tax Credits

Separate Account Charges

Annuity Purchases by Residents of Puerto Rico

MATURITY DATE

Electing an Annuity Option

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after Annuitization for Variable Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Dividends

Performance

Change of Address Notification

Modification To Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution of the Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

CONDENSED FINANCIAL INFORMATION

APPENDIX I

Appendix II

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate Account under Your inforce contract.

Administrative Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone and fax numbers for all correspondence, transaction requests, payments, and inquiries.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month.  For example, assume a contract is issued on January 29th.  Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitantor an ownerand an election of how the death benefitis to be paid, and any other required documents or forms.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus Rider is elected.  The GMIB Accumulated Value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus Rider.  The GMIB income factor equals the base contract’s income payment factors used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back means the GMIB income payments will be lower than if there were no age set-back.  For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB Accumulated Value at the time the GMIB Plus Rider is issued compounded at a rate of 5% annually until age 80.

Good Order means all of the information necessary to process a transaction.  For more detailed information see Good Order under “Administrative Procedures” on page 18.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA is depleted while the Five for Life Plus Rider is in effect.  If the Five for Life Plus rider is elected at contract issue, the GPA equals the initial GPB times 7%.  If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%.   The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the Guaranteed Payment Amount.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB cannot be withdrawn in a lump sum.  If the Five for Life Plus Rider is elected at contract issue, the GPB equals the initial premium payment, including premium bonus, if any.  If the contract has already been issued, this amount equals the current accumulation value of the contract.  The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65.  The GPB on the contract anniversary after the covered person has reached age 65 will be the initial GPB at rider election less any adjustments for partial surrenders and premiums.  The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract on which income payments will begin.  The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.  Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Principal Office means where You must send correspondence and inquiries and pay premiums, make transfers between investment divisions, and send other transaction requests.

The address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll free)

Fax:  (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.

Valuation Period means the time period used in measuring the investment experience of each investment division within the Separate Account.  This period will vary based on the type of transaction request and the investment divisions involved in the transaction.  For more detailed information see “Transaction Cut-Off Times” on page 48.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed and dated by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract.  The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of Vector Variable Annuity

The Vector Variable Annuity contract provides You with a basic contract to which You can add optional riders.  If You choose to add any of these riders, a corresponding charge will be deducted from Your accumulation value.  The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).  This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 16 for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

Certain portfolios permit frequent transfers. Otherwise, however, this contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes.  You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your “Free Look” Period

You  can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations (see “Free Look” on page 30 for more details).

Your Accumulation value

Your accumulation value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        partial surrenders, and

•        charges and deductions.

You bear the investment risk under the contract.  There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.  (See “Your Accumulation value” on page 47).

Flexible Premium Payments

You may pay premiums whenever You want and in whatever amount You want, within certain limits.  We generally require an initial minimum premium of at least $10,000.  However, if You purchase a qualified contract, We may accept an initial premium of only $2,000.  Additional premium payments must be at least $50.

You may choose a planned periodic premium.  You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).  In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments.  For example, Traveler’s Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted.  In addition, We may require information as to why a particular form of payment was used and the source of the funds of such payment in order to determine whether or not We will accept it.  Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits

The contract offers a number of optional benefits or riders.  Each of these riders offers a specific benefit that may help You achieve Your long-term financial goals.  There is generally a charge for each rider.  These riders offer You an opportunity to tailor the Vector variable annuity to meet Your specific needs.  Since some optional riders cannot be terminated once elected, You should select Your options carefully.  The optional riders available under this contract are:

Five for Life Plus Rider
Extra Credit Rider
GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
GMDB Plus (Guaranteed Minimum Death Benefit) Rider
Shortened CDSC (Contingent Deferred Sales Charge) Rider
Estate Planning Rider

For detailed explanations of these riders, see “Optional Riders” on page 31.  For more information on the charges for each rider, see “FEE TABLE” on page 11.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year.  In addition, some of these riders cannot be elected in combination with other riders.  See “Mutually Exclusive Riders” on page 47.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account.  However, You may not have Your accumulation value allocated to more than 29 investment divisions at any one time.  For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “The Funds” on page 19).  Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain Investment Divisions.

Each portfolio pays a different investment management or advisory fee and different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies of The Funds’ Portfolios” on page 20.

Transfers

You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners).  After annuitization, You may make two transfers each year among the Separate Account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.

See the “DEFINITIONS” section on page 5 for the definition of “Business Day” and “Valuation Period”.

For more information on restrictions, procedures and deadlines for transfers, see “Transaction Cut-Off Times” and “Transfers of Accumulation Value” on page 48.  For restrictions on transfers due to market timing, see “Transfer Limitations” on page 49.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 53).  (Your retirement plan may restrict surrenders.)  You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the “Free Surrender Amount”).  Partial surrenders made to pay the fees of Your registered investment advisor will be considered penalty free in addition to the 10%.  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Free Surrender Amount” on page 54).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender.  We may also deduct an annual maintenance fee on a full surrender.  The amount You request plus any surrender charge will be deducted from Your accumulation value.  You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.  A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Surrender Charges on Surrenders” on page 57, “FEDERAL TAX STATUS” on page 61, and “Electing an Annuity Option” on page 68.)  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.  For certain surrenders, a signature guarantee may be required.  See “Administrative Procedures” on page 18.

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Increased Free Surrender Amount for Nursing Home Confinement Rider

This rider, also known as waiver of surrender charges for nursing home confinement rider, will be attached to all contracts issued with annuitants age 75 or less at no additional charge.  After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary.  See “Increased Free Surrender Amount for Nursing Home Confinement Rider” on page 55 for more details.

Risk of Increase in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels.  We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing

Frequent, large, programmed, or short-term transfers among the investment divisions (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios).  These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies.  Investment portfolios in the fund listing with asterisks after them are designed for market-timing strategies and, therefore, are open for frequent transfers and therefore may be more susceptible to the risks and harmful effects of market timing.

Investors in the frequent trading portfolios will bear the increased expenses and other negative effects of frequent trading, and therefore these portfolios might not be appropriate for long-term investors.

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Charge
Sales Load Imposed on Purchase	None
Maximum Surrender Charge (as a percentage of premiums withdrawn)	7.00%
Transfer Fee	None

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

	Guaranteed Maximum	Current Charge
Annual Maintenance Fee[1]	$60	$30
Separate Account Annual Expenses (as a percentage of average accumulation value)
Mortality and Expense Risk Charge[2]
Accumulation value at the beginning of each contract month is less than $25,000	1.10%	1.10%
Accumulation value at the beginning of each contract month is equal to or greater than $25,000 and less than $100,000	0.95%	0.95%
Accumulation value at the beginning of each contract month is greater than or equal to $100,000	0.85%	0.85%
Administration Fee[3]	0.70%	0.45%

Maximum Separate Account Expense for Base Contract Only	1.80%	1.55%

Maximum Annual Charge for Optional Riders[4]	2.00%	2.00%

Total Separate Account Expenses with the Highest Possible Mortality & Expense Risk Charge and Combination of Optional Rider Charges[4]	3.80%	3.55%

Optional Rider Charges[4]
Extra Credit Rider[5]
3% Bonus Option	0.50%	0.50%
4% Bonus Option	0.65%	0.65%
5% Bonus Option	0.80%	0.80%

Five for Life Plus Rider[6,7,8]	0.75%	0.75%
GMIB Plus Rider[7]	1.00%	0.55%
GMDB Plus Rider[9]
3% Roll-Up Option	0.45%	0.20%
6% Roll-Up Option	0.80%	0.45%
Annual Step Up Option	0.50%	0.25%
Annual Step Up with 3% Roll-Up Option	0.55%	0.30%
Annual Step Up with 6% Roll-Up Option	0.85%	0.55%
Shortened CDSC Rider[5]
4-Year Option	0.80%	0.60%
3-Year Option	0.90%	0.65%
0-Year Option	1.00%	0.70%
Estate Planning Rider[7]	0.75%	0.30%

1The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge.  We reserve the right to change this fee, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract.    The annual maintenance fee is reflected in the examples below by a method intended to show the “average” impact of the annual maintenance fee on an investment in the Separate Account.  Based on a $19,450 average accumulation value as of 12/31/10, the current annual maintenance fee is 0.15% and the maximum fee is 0.31%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.

2The mortality and expense risk charge will be determined at the beginning of the contract month for each contract month.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

3The administration charge may vary by investment division and guaranteed maximum charges range from 0.45% to 0.70%.  Currently the fee is 0.45% for all investment divisions.  If Your contract is issued with this fee, it is guaranteed for the life of the contract.  See “Administration Fee” on page 59.

4You may select Optional Riders.  You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%.

5The Extra Credit Rider cannot be elected in combination with the Shortened CDSC Rider.

6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit.  At the time You elect to “step-up,” We may be charging more or less for this rider. See “Five for Life Plus Rider” on page 31 for more information.

7The Five for Life Plus cannot be elected in combination with the GMIB Plus Rider or the Estate Planning Rider.

8For Five for Life Plus riders issued between 5/1/06 and 1/31/07, the fee is 0.65%.

9For GMDB Plus riders issued before 1/31/07, the current charges are 0.05% lower than shown in the table.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2010 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.68%	3.22%

1The portfolio expenses used to prepare this table were provided to Us by the fund(s).  We have not independently verified such information.  The expenses are those incurred as of the fiscal year ending December 31, 2010.  Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see “Distribution of the Contracts” on page 75.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2010).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed maximum charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,355	$2,663	$3,817	$6,530

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$755	$2,123	$3,457	$6,530

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$872	$1,283	$1,631	$2,716

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$242	$743	$1,271	$2,716

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4350 Westown Parkway, West Des Moines, IA  50266.   See “CONDENSED FINANCIAL INFORMATION” on page 79.

Charges and Fees

Surrender Charge

Sales expenses are not deducted from premium payments.  However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to affect an annuity and systematic withdrawals.  (See “Surrender Charges on Surrenders” on page 57.)

The length of time between the receipt of each premium payment and the surrender determines the surrender charge.  For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values.  The charge is a percentage of the premium withdrawn and is as follows:

Length of Time From Premium Payment (Number of Years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No Surrender charge will be assessed upon:

(a)          payment of death benefits;

(b)         exercise of the free look right;

(c)          surrender of the free surrender amount; and

(d)         amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National’s current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges.  We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premiumamount (less the 10% free surrender amount) and not the $8,000 accumulation value amount.

Surrenders may have tax consequences.  (See “FEDERAL TAX STATUS” on page 61.)

Mortality and Expense Risk Charge

We deduct a per annum charge that ranges from 0.85% to 1.10% against all accumulation values held in the Separate Account for assuming the mortality and expense risk and other risks and expenses under the contract.  (See “Mortality and Expense Risk Charge” on page 58.)

Administration Fee

We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract.  If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase.  (See “Administration Fee” on page 59.)

Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.   However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract.  We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary.  (See “Annual Maintenance Fee” on page 57.)

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization.  (See “Premium Taxes” on page 61).

Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract.  See “FEE TABLE” on page 11.

Additional Information About the Vector Variable annuity

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, the non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Death benefit

The Vector Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce.  If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required in good order, or (b) premiums less adjustments for partial surrenders at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit.  Any adjustments for partial surrenders will reduce the death benefit by the same proportion the Accumulation Value was reduced by the partial surrender.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone : (877) 586-0240 (toll-free)

Fax : (866) 270-9565 (toll-free)

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the address or numbers listed above.  Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. (Central Standard Time) Monday through Thursday, and 7:30 a.m. to 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive the price as described under “Transaction Cut-Off Times” on page 48.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office.  You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

If You have authorized Your registered investment advisor to complete transaction requests on Your behalf according to Your instructions, then they can submit Your transfer requests via the internet.

The procedures We follow for transactions initiated by the Internet may include requirements that web users identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information.  We disclaim any liability for losses resulting from allegedly unauthorized Internet requests that We believe to be genuine.  We may record all Internet Protocol addresses.  There are risks associated with requests made by Internet when the original signed request is not sent to Our Principal Office.  You bear those risks.

Internet correspondence and transaction requests may not always be available.  Computer systems and the Internet can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If Your advisor is experiencing problems, You should instruct Your advisor to mail correspondence and transaction request to Our Principal Office.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unitvalue next determined only after You have met all administrative requirements, commonly known as “in good order.”

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus.  The most common differences for this product involve the length of the free look period and the calculation of the free look premium refund, maturity date and annuitization, and under payments or over payments due to misstatement of age and sex.  In addition, the optional riders may not be available in all states.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

SEPARATE ACCOUNT C AND THE FUNDS

Our Separate Account And Its Investment divisions

The “Separate Account” is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract. (Some restrictions may apply.)

The Funds

Each of the 80 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

1.      Access One Trust,

2.      AIM Variable Insurance Funds (Invesco Variable Insurance Funds),

3.      American Century Variable Portfolios, Inc.,

4.      Credit Suisse Trust,

5.      Direxion Insurance Trust,

6.      Dreyfus Socially Responsible Growth Fund, Inc.,

7.      Dreyfus Variable Investment Funds,

8.      Goldman Sachs Variable Insurance Trust,

9.      Northern Lights Variable Trust,

10.  PIMCO Variable Insurance Trust,

11.  ProFunds Trust,

12.    Universal Institutional Funds, Inc., and

13.    Van Eck VIP Trust.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund’s Statements of Additional Information.  You should read the portfolios’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fundassets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between fundsand portfolios, and generally are based on a percentage of the assets in the fundsthat are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are summarized below:

Portfolio	Objective
Access One Trust
Access VP High Yield Fund*	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund

The Fund’s investment objective is long-term growth of capital.  The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily inequity securities.  The Fund may also invest up to 25% of its total assets in foreign securities.

Invesco V.I. Global Real Estate Fund

The Fund's investment objective is total return through growth of capital and current income.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Invesco V.I. International Growth Fund

The Fund's investment objective is long-term growth of capital.  The Fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the Fund’s portfolio managers to have strong earnings growth.  The Fund invests primarily in equity securities.

Invesco V.I. Mid Cap Core Equity Fund

The Fund's objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies.

Invesco Van Kampen V.I. Growth and Income Fund

The Fund’s investment objective is to seek long-term growth of capital and income.  Under normal market conditions, Invesco Advisers, Inc., the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities.

Invesco Van Kampen V.I. Mid Cap Value Fund

The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market  capitalizations that fall within the range of companies included in the Russell Midcap Value Index.

Alger Portfolios
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Large Company Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra® Fund	Seeks long-term capital growth.
Credit Suisse Trust
Credit Suisse Trust – International Equity Flex III Portfolio	Seeks capital appreciation.
Credit Suisse Trust – U.S. Equity Flex I Portfolio	Seeks capital growth.
Direxion Insurance Trust
Direxion Dynamic HY Bond Fund

Seeks to maximize total return (income plus capital appreciation) by investing primarily in exposure to high yield instruments through investments in high yield exchange traded funds (“ETFs”).  The Fund will typically have a 95-100% weighting in these ETFs.

The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	Seeks to provide capital growth, with current income as a secondary goal.
Dreyfus Variable Investment Funds
Dreyfus VIF Appreciation Portfolio	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus VIF International Value Portfolio	Seeks long-term capital growth by investing in foreign stocks of value companies.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Northern Lights Variable Trust
Adaptive Allocation Portfolio	Seeks growth and risk-adjusted total return. The Portfolio’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to investors.
Chariot Absolute Return All Opportunities Portfolio	Seeks to achieve consistent positive absolute returns throughout various market cycles.
PIMCO Variable Insurance Trust
PIMCO VIT All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.
PIMCO VIT High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
ProFunds Trust
ProFund VP Asia 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFund VP Banks*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks℠ Index.
ProFund VP Basic Materials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials℠ Index.
ProFund VP Bear*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500®.
ProFund VP Biotechnology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology℠ Index.
ProFund VP Bull*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500®.
ProFund VP Consumer Goods*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods℠ Index.
ProFund VP Consumer Services*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services℠ Index.
ProFund VP Dow 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average℠ (DJIA).
ProFund VP Emerging Markets*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50® ADR Index.
ProFund VP Europe 30*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
ProFund VP Falling U.S. Dollar*	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the US Dollar Index® (USDX).
ProFund VP Financials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials℠ Index.
ProFund VP Health Care*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care℠ Index.
ProFund VP Industrials*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials℠ Index.
ProFund VP International*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.
ProFund VP Internet*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite℠ Index.
ProFund VP Japan*

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average (the “Nikkei” or “Index”). The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars.  The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.

ProFund VP Large-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500®/Citigroup Growth Index.
ProFund VP Large-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500®/ Citigroup Value Index.
ProFund VP Mid-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400®.
ProFund VP Mid-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400®/ Citigroup Growth Index.
ProFund VP Mid-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400®/ Citigroup Value Index.
ProFund VP Money Market1,*	Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP Oil & Gas*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas℠ Index.
ProFund VP NASDAQ-100*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index.
ProFund VP Pharmaceuticals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals℠ Index.
ProFund VP Precious Metals*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals℠ Index.
ProFund VP Real Estate*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate℠ Index.
ProFund VP Rising Rates Opportunity*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). To meet its investment objective, the ProFund VP Rising Rates Opportunity invests in money market instruments and derivatives that ProFund Advisor believes, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily movement of the Long Bond.

ProFund VP Semiconductor*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor℠ Index.
ProFund VP Short Dow 30*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average℠ (DJIA).  The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Short Emerging Markets*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Short International*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Short Mid-Cap*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap® 400. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Short NASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Short Small-Cap*

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Small-Cap*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index.
ProFund VP Small-Cap Growth*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600®/Citigroup Growth Index.
ProFund VP Small-Cap Value*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600®/Citigroup Value Index.
ProFund VP Technology*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology℠ Index.
ProFund VP Telecommunications*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications℠ Index.
ProFund VP UltraBull*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP UltraMid-Cap*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP UltraSmall-Cap*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP UltraNASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP UltraShort Dow 30*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP UltraShort NASDAQ-100*

Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP U.S. Government Plus*

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year Treasury Bond (“Long Bond”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

ProFund VP Utilities*	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities℠ Index.
Rydex Variable Trust[2]
Rydex VT Dow 2x Strategy Fund*[2]

The Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

Rydex VT Inverse Dow 2x Strategy Fund*[2]

The Inverse Dow 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM.

Rydex VT NASDAQ-100 2x Strategy Fund*[2]

The NASDAQ-100®2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®.

Rydex VT S&P 500 2x Strategy Fund*[2]

The S&P 500 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index.

Rydex VT U.S. Government Money Market Fund*1,2	Seeks to provide long-term capital appreciation.
The Universal Institutional Funds, Inc.
UIF Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
UIF Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
UIF Mid Cap Growth Portfolio[3]	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.

UIF U.S. Real Estate Portfolio

Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck VIP Trust
Van Eck VIP Global Hard Assets Fund

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.

*These investment portfolios are open for frequent transfers.

**Formerly Alger American Small Capitalization Portfolio.  This Investment Division was closed to new investors as of June 15, 2007.  If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

2These investment divisions were closed to new investors as of December 1, 2007.  If You have money invested in these Investment Divisions as of the close of business on November 30, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of these Investment Divisions after this date, You will not be able to reinvest in the portfolio.

3This Investment Division was closed to new investors as of March 31, 2011.  If You had money invested in this Investment Division as of the close of business on Thursday, March 31, 2011, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger Portfolios.  American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.  Credit Suisse Asset Management, LLC manages the Credit Suisse Trust.  Critical Math Advisors LLC manages the Adaptive Allocation Portfolio of the Northern Lights Variable Trust. Chariot Advisors LLC manages the Chariot Absolute Return Currency Portfolio of the Northern Lights Variable Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. Fayez Sarofim & Co. serves as the sub-investment advisor to the Dreyfus VIF Appreciation Portfolio. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  Morgan Stanley Investment Management, Inc., manages The Universal Institutional Funds, Inc.  Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.  ProFund Advisors, LLC is the investment advisor to Access One Trust and ProFunds Trust.  Rafferty Asset Management, LLC manages the Direxion Insurance Trust.  Security Global Investors manages the Rydex Variable Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm.  Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments. You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each Fund’s prospectus, statement of additional informational information and annual and semi-annual reports.  Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio.  You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio.  We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Investment Allocations in the Funds

You may choose to use the services of a registered investment advisor to provide You with advice for allocating the assets in Your contract into the funds.  If You do so, Your relationship with Your registered investment advisor will be governed solely by the terms of Your agreement with such advisor.  Remember that any allocation decisions and instructions of Your registered investment advisor are the sole responsibility of You and Your advisor, and are not Our responsibility.  Midland National Life does not provide investment advice, and We are not affiliated with, and We do not recommend or endorse, any such investment advisors.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an advisor.  We are not responsible for any investment or other advice or services that You may receive.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of each valuation period, if it is a business day.  If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each valuation period.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your Accumulation Value at the beginning of each contract month.  The highest possible daily asset charge is currently at an effective annual rate of up to 1.55% (for the basic contract only).  The charge shown on Your base contract at issue is guaranteed for the life of Your contract.  If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the highest possible daily asset charge is currently 3.55%.  The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract.  Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  The assets in the Separate Account are equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more investment divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940; and

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the ProFund VP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal office.  At the same time, You may also change how Your net premiumsare allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

The maximum issue age for the base contract is 85.  However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90.  The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for a non-qualified contract, or $2,000 for a qualified contract.  This sale must take place through a representative who is licensed and registered to sell the contract.  Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations.  Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal office.  If Your application is complete and in good order (See “Administrative Procedures” on page 18), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal office. See “Transaction Cut-Off Times” on page 48 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal office.

This contract, or any of its riders, is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.  By purchasing this contact, You represent and warrant that You are not purchasing or intending to use this contract, or any of its riders, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Free Look

You generally have a 30-day Free Look period after You receive Your contract.  You may review it and decide whether to keep or cancel it.  If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office.  If You cancel Your contract, then We will return:

1.      the accumulation value less any premium bonus credit, or

2.      if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements.  The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under the Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  If an Investment Division is not available or requested in error, We will make inquiry about a replacement Investment Division.  If We are unable to reach You or Your registered representative, We will consider the application incomplete. We may retain Your premium payment for up to 5 business days while attempting to complete the application.  If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay.  We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days.  If You choose to have Us hold the premium payment, it will be held in a non-interest bearing account.

Once the completed application is received and in good order and accepted by Us, We will allocate the payment to the Investment Divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment divisions in which You can have funds invested.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal office and telling Us what changes You wish to make.  These changes will effect transactions as of the date We receive Your request at Our Principal office.  Changing Your allocation instructions will not change the way Your existing accumulation value is apportioned among the investment divisions.  While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 52).

Optional Riders

There are several optional riders available under this contract for an additional charge.  With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional asset charge for the combination of riders does not exceed 2.00% (so the total mortality and expense risk charge cannot exceed 3.55% currently).  In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to “step-up” Your GPB.  This “step-up” may cause the total current rider charges to exceed 2.00%.

Some of the optional riders cannot be terminated once elected.  Therefore, You should review and select optional riders carefully.

Any amounts paid that are in excess of Your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Five for Life Plus Rider

If You elect the Five for Life Plus, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This Rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider.  This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero.  The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider.  For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA.  If total withdrawals in any of the first five contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received.  Under this rider, by current Company practice, We will allow registered investment advisor fees to be withdrawn each contract year and still credit the 2% bonus credit at the end of each contract year as though no withdrawal has been taken.  This is not guaranteed.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract.

If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus.  See "Extra Credit Rider" on page 38 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years.  Appreciation of Your accumulation value due to positive investment performance will not cause an increase in Your GPA or LPA.

You should consider the Five for Life Plus Rider if You are interested in predictable withdrawals that will guarantee the return of Your principal or withdrawals for a lifetime while participating in the market.

You might not want the Five for Life Plus Rider if:

  You plan on taking withdrawals in excess of the GPA or LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this Rider.
  You are interested in long-term accumulation rather than receiving payments; or

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, Your accumulation value must be reduced to zero and the death benefit must not have been paid.

The Company may discontinue offering the Five for Life Plus Rider at any time.

Things to Consider Regarding the Five for Life Plus Rider:

  You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever.  The charge shown on Your contract when the rider is elected is guaranteed for life.  We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.
  We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.
  You should carefully consider when to begin making withdrawals.  There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
  Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.
  This rider may in the future be subject to restrictions on investment in certain investment divisions and certain allocation requirements.  There are currently no investment division restrictions or allocation requirements in place.
  Cumulative withdrawals in any contract year that exceed the GPA may reduce the GPA and the GPB on greater than a dollar-for-dollar basis.  Similarly, cumulative withdrawals in any contract year that exceed the LPA may reduce the LPA on greater than a dollar-for-dollar basis.
  Upon the death of the annuitant or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected.  Spousal continuation allows a surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate that is 0.75%.  If the rider was elected between 5/1/06 and 1/31/07 the daily mortality and risk expense charge is deducted at an annual rate that is 0.65%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB.  This charge is assessed against Your Separate Account accumulation value.  The charges for this rider are listed in the “FEE TABLE” on page 11.  If You choose not to take withdrawals under the Five for Life Plus Rider, We will not refund the charges collected for this benefit.

The GPA and LPA will be different calculated amounts.  When You make a withdrawal You do not have to specify whether it is a GPA or LPA withdrawal.  If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated.  If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value.  If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, You should limit Your withdrawals to amounts equal to or less than the LPA each contract year.

Step-Up Provisions:

If this rider was elected after 1/31/07 then after every contract anniversary thereafter, You have the option to “step-up” the GPB.*  You may “step-up” this rider until the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date.  You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any eligible contract anniversary.  You may not exercise the option to “step-up” if Your current GPB is higher than Your current accumulation value.  The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider.  It does not apply if You elect to “step-up” the GPB.  At the time You elect to “step-up,” We may be charging more or less for this rider.  Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to “step-up” Your GPB.  Before You decide to “step-up,” You should request a current prospectus which will describe the current charge for this benefit.

* If this rider was elected between 5/1/06 to 1/31/07 and after this rider has been inforce for five consecutive years and after every fifth contract anniversary thereafter, You have the option to “step-up” the GPB.

By current Company practice, We will automatically step-up Your GPB to the current accumulation value on each contract anniversary where step-up is available if the rider charge We are currently charging is less than or equal to Your current charge for this rider and Your accumulation value is greater than the GPB after any bonus credits.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

1.      the current GPA before the Step-Up of the GPB; or

2.      7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

1.      the current LPA before the Step-Up of the GPB; or

2.      5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount (specified in the Internal Revenue Code), then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice was in effect, We guarantee that You will receive this Company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by current Company practice, the minimum required distribution amount, then the GPB will be automatically reset to equal the lesser of:

1.      The contract’s accumulation value after the withdrawal; or

2.      the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by current Company practice, the minimum required distribution amount if greater, then the GPA will become the lesser of:

1.      the GPA prior to the withdrawal; or

2.      7% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by current Company practice, the minimum required distribution amount if greater, then the LPA will become the lesser of:

1.      the LPA prior to the withdrawal; or

2.      5% multiplied by the greater of:

a.       the contract accumulation value immediately after the withdrawal; or

b.      the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Five for Life Plus Rider.  If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Five for Life Plus Rider.

If You elect the Five for Life Plus Rider on a qualified contract, tax rules may prevent You from taking withdrawals when You otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Five for Life Plus Rider will not automatically cancel any existing systematic withdrawals that You have established.  Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate Your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If You make withdrawals from Your contract, those withdrawals are made from Your own accumulation value.  We are only required to start using Our own money to make settlement payments to You when and if Your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:

Each time an additional premium is received, the GPA will equal the greater of:

1.      the current GPA before the premium; or

2.      the lesser of:

1)   7% multiplied by the GPB after the premium; or

2)   the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

1.      the current LPA before the premium; or

2.      the lesser of:

1)   5% multiplied by the GPB after the premium; or

2)   the current LPA before the premium plus the premium payment including premium bonus (if any) multiplied by 5%.

Bonus Credit Provisions:

During the first five contract years after election of the Five for Life Plus Rider, at the end of each such contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB being increased by a Bonus Credit, the GPA will equal the greater of:

1.      the current GPA before the Bonus Credit; or

2.      7% multiplied by the GPB immediately after the Bonus Credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

1.      the current LPA before the Bonus Credit; or

2.      5% multiplied by the GPB immediately after the Bonus Credit.

(Note, the bonus credit provision in this rider is not the same as the premium bonus credit under the Extra Credit Rider.)  A bonus credit applied under the Five for Life Plus Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:

If the surviving spouse of an owner is the covered person and the beneficiary and elects to continue the contract upon the death of an owner, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the spouse dies.

If the surviving spouse is not the covered person, but is the owner’s beneficiary, and elects to continue the contract upon the death of an owner, the spouse’s beneficiary can continue to receive the GPA amount until the GPB is depleted or the spouse’s beneficiary dies, whichever occurs first and the LPA will be set to zero provided that the deceased owner was the covered person.  However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated.  The LPA will be equal to 5% of the GPB at the later of:

1.      The contract anniversary following the day We receive notification of death of the covered person; or

2.      The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until they die.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this Company practice is in effect, We guarantee that You will receive this Company practice for the life of the rider.

Settlement phase:

When Your accumulation value becomes zero and this rider is still in effect, the rider will enter its settlement phase.  The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate, additional premiums will not be accepted, and the rider cost will not be deducted.

During the rider’s settlement phase, each contract year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You.  If the settlement payments exceed the LPA, the LPA may be reset.  If the covered person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the beneficiary each contract year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each contract year equal to the LPA during the life of the covered person.  Upon death of the covered person, the settlement payments will cease and this rider terminates.

See “APPENDIX I” on page 100 for examples of how the Five for Life Plus works.

Under this rider, We reserve the right to restrict Investment Divisions at any time. If an Investment Division is restricted, no transfers into the restricted Investment Divisions will be allowed and no premiums may be allocated to the restricted Investment Divisionsafter the date of the restriction. Any amounts previously allocated to an Investment Divisionthat is subsequently restricted will be unaffected by such restrictions. There are no current Investment Divisionrestrictions.   We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

Under this rider, We also reserve the right to limit the actual percentages allocated to certain Investment Divisions, to require that certain Investment Divisions be chosen in conjunction with other Investment Divisions, to limit transfers between existing Investment Divisions and/or to require periodic rebalancing of existing Investment Divisions to the required percentages (collectively, “allocation requirements”).  There are no current allocation requirements.  We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.  The GPB will be equal to the accumulation value as of the eligible contract anniversary date.  Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum required distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than Your accumulation value or (ii) whether payments made after the contract’s accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, We will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year.  The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself.  Consult with and rely upon Your own tax advisor prior to purchasing this rider. See “FEDERAL TAX STATUS” on page 61 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option.  Spousal continuation allows the surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse (See Spousal Continuation Provision above).
  if You write to Us requesting termination of the rider; or
  if You surrender or annuitize Your contract.

If You are alive on the maturity date, but Your accumulation value was not reduced to zero, neither You nor Your estate will receive any settlement payments under the rider.

We have designed the Five for Life Plus Rider to protect You from outliving Your assets.  If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Five for Life Plus Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year.  If the rider terminates for any reason other than death or full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date.  If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000.  The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners.  We may consider exceptions to the maximum issue ages.  Each request for age exceptions will be reviewed on a case-by-case basis.  We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider

If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year.  In exchange for this credit, We will charge You an additional fee as shown in the table below.

Selected Premium Bonus Percent	Current Extra Credit Rider Charge
3%	0.50%
4%	0.65%
5%	0.80%

This charge is applied against Your Separate Account accumulation value each year during the first seven contract years.  Over time, the amount of the fees may exceed the amount of the premium bonus credited.  We expect a profit from the extra charge for this rider.  In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability.  Note carefully that the charge will be assessed against the Separate Account accumulation value attributable to premium payments made in years one through seven, but no credit will apply with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount.  Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs.  The amount vested will increase over the seven-year period so that, in contract years8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount. However, by current Company practice, upon death of an owneror annuitantin the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount.  This is not guaranteed.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract.  The vesting schedule for the Extra Credit Rider is shown in the table below.

VESTING OF BONUS SCHEDULE
Contract year	Amount Of Extra Credit Vested
1	4/12 of premium bonus amount
2	5/12 of premium bonus amount
3	6/12 of premium bonus amount
4	7/12 of premium bonus amount
5	8/12 of premium bonus amount
6	9/12 of premium bonus amount
7	10/12 of premium bonus amount
8+	12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached.  Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements.  Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

If You elect the GMIB Plus rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the Guaranteed Minimum Accumulation Benefit (GMAB), if it is higher than Your accumulation value.   You should consider the GMIB Plus Rider if You are interested in guaranteeing Your principal with the potential to build Your assets while participating in the market.

You might not want the GMIB Plus Rider if You are interested in receiving payments.  Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.55% of accumulation value per year.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract’s accumulation value will be increased to the GMAB if Your contract’s accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract.  If the GMAB is elected at a later date, the initial GMAB is equal to the Accumulation Value as of the date elected.

Things to Consider Regarding the GMIB Plus Rider:

•        You will begin paying a rider charge as of the date You elect the rider.  The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.

•        We have designed this rider to serve as a safety net only in the event that Your accumulation value significantly declines due to negative investment performance.  Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.

•        Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB benefit on greater than a dollar-for-dollar basis.

•        This rider may in the future be subject to restrictions on investment in certain investment divisions.  There are currently no investment division restrictions in place.

•        Once elected, this rider cannot be terminated.  The rider will only terminate upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:

  reduce Your accumulation value;
  reduce Your death benefit and other benefits;
  may be subject to income taxes and federal tax penalties; and
  may be limited or restricted under certain qualified contracts.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

1.      Initial GMAB; plus

2.      Subsequent premium payments after rider election, if any; minus

3.      Adjustments for partial surrenders after rider election, if any.

If this rider was elected after 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greatest of the accumulation value at rider election or accumulation value as of the last contract anniversary.  (If this rider was elected between 5/1/06 and 1/31/07, the GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the last contract anniversary).  If the total partial surrenders in any one-contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. We will also reduce the GMAB benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced.  Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment.  If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract.  If the GMIB Plus Rider is elected at a later date, the initial GMIB accumulated value is equal to the accumulation value as of the date elected.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain Investment Divisions as noted below, the GMIB accumulated value will equal the greater of:

(a) the GMIB roll-up benefit; or

(b) the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant’s 80th birthday.  The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued.  (If this rider was elected after 1/31/07, the GMIB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of the accumulation value at rider election or accumulation value as of the contract’s last anniversary.) If this rider was elected between 5/1/06 and 1/31/07, the GMIB roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of contract’s last anniversary.    If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender. We will also reduce the GMIB roll-up benefit by any bonus recapture on partial surrenders, if elected with the extra credit rider.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected.  The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner’s or annuitant’s 80th birthday.  The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year.  The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate.  Any subsequent premium payments will immediately increase the annual step-up benefit.  Any partial surrender will immediately decrease the annual step-up benefit.   If this rider was elected after 1/31/07, the GMIB adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the greater of accumulation value on rider election or accumulation value as of the contract’s last anniversary.  (If this rider was elected between 5/1/06 and 1/31/07, the GMIB annual step-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of accumulation value at the contract’s last anniversary.)  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation valueat the time the partial surrender was taken.  The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.  We will also reduce the GMIB step-up benefitby any bonus recapture on partial surrenders, if elected with the extra credit rider.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit.  There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions.  The investment divisions with the 0% rate are:

•        Rydex VT U.S. Government Money Market Fund

•        ProFund VP Money Market

We reserve the right to restrict Investment Divisions at any time when this rider is elected. If an Investment Division is restricted and the GMIB Plus rider has been elected, no transfers into the restricted Investment Divisions will be allowed and no premiums may be allocated to the restricted Investment Divisions after the date of the restriction.  Any amounts previously allocated to an Investment Division that is subsequently restricted will be unaffected by such restriction.  There are currently no restricted investment divisions.   We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender.  After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

•        the income payment available to You under the base contract without the GMIB, or;

•        the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract’s payout factors used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

•        Income for life only (single life or joint life with full survivorship)

•        Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated.  This rider will only terminate:

•        on upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner); or

•        if You surrender Your contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance.  Depending on the performance of Your Investment Divisions, purchase of the GMIB Plus rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus rider.

This rider may not be elected in combination with the Five for Life Plus rider.

See “Appendix II” on page 103 for examples of how the GMIB Plus rider works.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

If You elect the GMDB Plus rider on Your application, then We will guarantee that when We receive due proof of death the death of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. The death benefit will be calculated at the time We receive due proof of death. Only one option can be selected.  This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.

The minimum death benefit options available under this rider are:

GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your beneficiary under the base contract; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.20%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your beneficiary under the base contract; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.45%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your beneficiary under the base contract; or

•        the GMDB Plus annual step-up benefit.

There is an additional mortality and expense risk charge for this option, currently 0.25%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your beneficiary under the base contract; or

•        the EGMDB annual step-up benefit; or

•        the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.30%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

•        the death benefit available to Your beneficiary under the base contract; or

•        the GMDB Plus annual step-up benefit; or

•        the roll-up benefit with a 6% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.55%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus roll-up benefit means the initial gross premium at the time this rider is elected compounded at the specified roll-up interest rate. The GMDB Plus roll-up benefit is limited to the lesser of an additional 100% of premiums with adjustments for partial surrenders, or until age 85. However, by current Company practice, it is limited to the lesser of 100% of gross premiums or until age 85.  This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider.

The roll-up benefit is increased each time a premium payment is received and is reduced each time a partial surrender is taken. If this rider was elected after 1/31/07, the roll-up benefit adjustment for partial surrender is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or previous contract anniversary accumulation value. (If this rider was elected between 5/1/06 and 1/31/07, the roll-up benefit adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary).    If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the Accumulation Value at the time of the partial surrender.

The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected.  For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount.  The GMDB Plus annual step-up benefit is recalculated on the first contract anniversaryafter rider election and every contract anniversarythereafter, until the contract anniversaryafter the owner’s or annuitant’s 85th birthday.  The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. If this rider was elected after 1/31/07, the annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the greater of initial premium or the accumulation value as of the contract’s last anniversary. (If this rider was elected between 5/1/06 and 1/31/07, the annual step-up adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of accumulation value at the contract’s last anniversary.) If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMDB Plus Roll-up Benefit. There is no roll-up for money allocated to these divisions.  If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be if the money was allocated to other investment divisions.  The investment divisions with a 0% rate under this rider include:

•        Rydex VT U.S. Government Money Market Fund

•        ProFund VP Money Market

Once elected, You cannot terminate this rider.  This rider will only terminate:

•        Upon the death of the annuitant or an owner.  If the owner’s primary beneficiary continues the contract under spousal continuance, the contract accumulation value if less than the death benefit amount will be increased to the death benefit amount of this rider and this rider will terminate; or

•        if You surrender the contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect).  You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge).  There is an extra charge for this rider as noted in the “FEE TABLE” on page 11.  The amount of the charge depends on which shorter period You choose.  The charge is a percentage of the average daily accumulation value, and the charge remains in effect until the contract is terminated. You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.

Four-Year Surrender Charge Period:

The schedule for the four-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	5%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period:

The schedule for the three-year surrender charge period is as follows:

The schedule for the three-year surrender charge period is as follows: Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period:

The “zero year” surrender charge period means there is no surrender charge, even in the first contract year.  Unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in the 7 years after a premium payment is made, You will get no benefit from this rider.

Estate Planning Rider

If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract when We receive due proof of death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time We receive due proof of death.  This rider is only available for non-qualified contracts.  This rider is not available on a qualified contract.

This rider may not be elected in combination with the Five for Life Plus rider.

The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit.  For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate Account accumulation value (until the maturity date) at the annual rate listed in the Fee Table.  We continue to deduct this charge even during periods when there is no gain on the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders.  The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

Rider:	Incompatible Riders:
Five for Life Plus Rider	GMIB Plus Rider Estate Planning Rider
Extra Credit Rider	Shortened CDSC Rider
GMIB Plus Rider	Five for Life Plus Rider
GMDB Plus Rider	N/A
Shortened CDSC Rider	Extra Credit Rider
Estate Planning Rider	Five for Life Plus Rider

Your Accumulation value

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account.  Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract.  There is no guaranteed minimum accumulation value.  You bear the investment risk.  An investment division’s performance will cause Your accumulation value to go up or down.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

Transaction Cut-Off Times

We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period.  The deadline depends on the type of financial transaction and the method used for submitting the transaction requests.

Financial transactions must be in good order to be considered received.  Good order is described under “Administrative Procedures” on page 18.Financial transactions include premium payments, death benefits, full or partial surrender requests, and transfer requests.

Financial transactions in good order, other than transfer requests, that are received at Our Principal Office by 3:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Premium payments, death benefits and full or partial surrender requests received at Our Principal Office after 3:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of “Business Day” on page 5.

Transfer requests submitted in good order by mail, phone or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day’s regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by mail, phone or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of “Business day” on page 5.  Appropriate written authorization is required for telephone transfers.

Transfer requests submitted in good order by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time).  Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day.  See definition of "Business day" on page 5. Only authorized registered investment advisors can make internet transfers.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions prior to maturity date.

You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the “Transfer Limitations” on page 49).

The minimum transfer amount is $200 or 100% of an investment division if less than $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the transfer minimum.

See the definition of business day and valuation period in the “DEFINITIONS” section on page 5.  See “Transaction Cut-Off Times” above.

After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners if required by Our business judgment or in accordance with applicable law.

Transfer Limitations

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “market timing procedures”).  Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders. These market-timing policies and procedures do not apply to those portfolios that are open for frequent transfers (indicated by an “*” in the lists on page 2 and pages 21-25). Therefore these portfolios may be negatively impacted by market timing or other trading activity.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to Van Kampen UIF Emerging Markets Debt Portfolio, followed by a transfer from Van Kampen UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer.   If so, We will inform the contract owner and/or registered representative.  The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract ownersidentified by a portfolio and to provide contract ownertransaction data to the portfolios.  You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions.  For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations.  We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service).  We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.  Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to those funds indicated by an “*” in the lists on page 2 and pages 21-25 because these are open for frequent transfers.  See the prospectuses for these portfolios for more information.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer.  Some market timers may get through Our controls undetected and may cause dilution in unit values for others.  We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal office.  The surrender value is the Separate Account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee.  In some states a premium tax charge may also be deducted.  (Surrenders may be restricted by a retirement plan under which You are covered.)  Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received in good order at Our Principal office are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 48.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order.  In some cases, ‘good order’ requires a signature guarantee.  We may defer payment for more than seven days when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable;

•        for such other periods as the SEC may by order permit for the protection of owners; or

•        Your premium check has not cleared Your bank.

See “When We Pay Proceeds From This Contract” on page 74.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division.  This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source (the investment division) of the partial surrender.  The charge will be based on the length of time between premium payments and surrenders.  (See “Surrender Charges on Surrenders” on page 57.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding.  Surrenders may be restricted under certain qualified contracts. You should consult Your tax advisor before making a surrender. (See “FEDERAL TAX STATUS” on page 61.)

If Your contract was issued pursuant to a 403(b) plan, We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.  (See “FEDERAL TAX STATUS” on page 61.)

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Dollar Cost Averaging

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time.  Since We transfer the same dollar amount to Investment Divisions each month or quarter, more units of an Investment Division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.   Therefore, a lower than average value per unit may be achieved over the long term.  However, We cannot guarantee this.   This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  You must complete the proper request forms and send them to Our Principal office, and there must be a sufficient amount in the DCA source account.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal office.  The DCA election will specify:

•        the DCA source account from which transfers will be made,

•        that any money received with the form is to be placed into the DCA source account,

•        the total monthly or quarterly amount to be transferred to the other investment divisions, and

•        how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.  Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.  DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to modify, suspend, or end the DCA program by sending You one month’s written notice.  We may in the future offer additional Investment Divisions or withdraw any Investment Division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis.    The Portfolio Rebalancing option is subject to the transfer limitations.  Portfolio Rebalancing will not occur during the Free Look period.  If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the Portfolio Rebalancing option by sending You one month’s notice.  Contact Us at Our Principal office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

Systematic Withdrawals

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.

You can stop or modify the systematic withdrawals by sending Us written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200.  Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge.  (See “Surrender Charges on Surrenders” on page 57).  The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders.  The Extra Credit Rider vesting schedule also applies.

By current Company practice, systematic withdrawals taken to satisfy IRS required minimum distributions and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.  (See the “Five for Life Plus Rider” on page 31 and “GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider ” on page 39 for additional information on withdrawals in excess of any guaranteed amounts.)

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Free Surrender Amount

You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge in each contract year.  In the first year, the free surrender amount will be 10% of Your initial premium plus any premium bonus.  Partial surrenders made to pay the fees of Your registered investment advisor of Your accumulation value, will be considered a free surrender amount in addition to the 10%.  The investment advisory fee will be deducted from Your accumulation value as a partial surrender.  This partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division.

The free surrender amount can be taken in multiple withdrawals each contract year until the full 10% (plus the amount used to pay registered investment advisor fees) has been withdrawn.  If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

If this option is not exercised or if less than the available free surrender amount is withdrawn, any unused amount will not be carried over to a subsequent contract year.   Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 61.)

Withdrawals will reduce Your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Increased Free Surrender Amount for Nursing Home Confinement Rider

This rider, also known as waiver of surrender charges for nursing home confinement rider, will be attached to all contracts issued to annuitants aged 75 or less at no additional charge.  After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary.  If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract.  We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

•        Exercising the benefit for a covered annuitant;

•        Termination of the base annuity;

•        Maturity of the base annuity;

•        The date We receive Your written notice requesting termination of the rider; or

•        Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not previously been exercised.  Spousal continuance allows a surviving owner’s spouse, if named the owner’s beneficiary of the base annuity contract, to continue the contract as the new owner.

Death benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal office) satisfactory proof of the annuitant’s or owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.    Once You choose a Death Benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants the death benefit is paid upon the second death.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant’s death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required all in good order.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

If the oldest owner or annuitant is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

1.      the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

2.      Premiums made to Your contract minus adjustments for partial surrenders.   Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.

If the oldest owner or annuitant is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it.  Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus if the death benefit is paid within the first seven contract years.  See “Extra Credit Rider”.  Any death benefit proceeds paid that are in excess of Your accumulation value are subject to Our financial strength and claims-paying ability.

Payment of Death benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland National Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland National Access Account. Any interest paid on amounts in the Midland National Access Account are currently taxable to the beneficiary.

The Midland National Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland National Access Account.

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below).  For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions).  Premium payments are considered withdrawn in the order that they were received.  There is no surrender charge on the investment earnings (if any) withdrawn.  If You have elected the optional Five for Life Plus Rider and the GPA exceeds the 10% free surrender amount, the entire GPA will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No surrender charge will be assessed upon:

(a)                payment of death benefits;

(b)               exercise of the Free Look right;

(c)                withdrawal of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.  See “Surrender Charge” on page 14.

Under Midland National’s current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 0.85% up to 1.10% of the accumulation values in the Separate Account.  The amount of this charge is based on the accumulation value.  If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.10% of the accumulation value.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 0.95% of the accumulation value.  If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 0.85% of the accumulation value.  There are economies of scale with higher accumulation values (expenses per contract dampen as a percentage of accumulation value).  This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined.  Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.10% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses.  The investment division’s accumulation unit values and annuity unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose, including paying distribution expenses.  However, the maximum range of this charge (0.85% to 1.10%) is guaranteed for the life of the contract and may not be increased.  We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitantwill receive under the contract.  Our obligation, therefore, relieves the annuitantfrom the risk that he or she will outlive the fundsaccumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefitmay be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Administration Fee

We deduct a daily administration fee equal to an annual percentage rate of each investment division’s average daily net assets.  The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses.  The administration fee can vary by investment division.  The current administration fee for all investment divisions is 0.45%.  If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.  However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract.  We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  At the end of each contract year We deduct this charge proportionally from each investment division.  If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time.  We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

optional Rider Charges

Five for Life Plus Rider

We deduct an extra charge on a daily basis if You select the optional Five for Life Plus Rider, as a percentage, at a current annual rate of 0.75% (for riders elected after 1/31/07) of the value in the Separate Account.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB.

Extra Credit Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.55% of the accumulation value in the Separate Account.  However, the charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account.  Currently these are at annual rates of 0.20% for the 3% Roll-Up Option, 0.45% of the 6% Roll-Up Option, 0.25% for the Annual Step-Up Option, 0.30% for the Annual Step-Up with 3% Roll-Up option, 0.55% for the Annual Step-Up with 6% Roll-Up Option.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account.  Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider

We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

Transfer Charge

We do not charge You for making transfers of accumulation value among investment divisions.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary.

Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value.  See the funds’ prospectuses for more information.

INVESTMENT ADVISORY FEES

If You authorize Us to do so, We may also take partial surrenders out of Your accumulation value to pay investment advisory fees that You owe to Your investment advisor for advisory services in connection with the allocation of Your accumulation value among the Funds.  The amount of any such fee depends on Your agreement with Your investment advisor.  See Your investment advisor's Form ADV Part II, and Your agreement with Your advisor, for more information.

If We do take deductions out of Your accumulation value in the contract to pay Your investment advisory fees, We would be doing so solely as an accommodation for You and Your investment advisor.  Even if We provide that service, We are not and would not be responsible in any way for Your investment advisor.  Midland National Life does not provide investment advice, and We do not recommend or endorse, any such investment advisors.

A deduction for payment of investment advisory fees may be considered a taxable distribution.  You should consult with and rely upon Your tax advisor.

Premium Taxes

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  Midland National currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a contract.  You should consult with and rely on Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear.  In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing one of these riders.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract.  If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.  The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Corporate Pension and Profit-Sharing and H.R. 10 Plan:  Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•        Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

•        Under Code section 403(b), payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earnings on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship.  Other restrictions may apply. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Optional riders available under this contract contain death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value.  These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions under all qualified contracts, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.  If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider or GMIB Plus Rider with a qualified contract.

Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding.

“Eligible rollover distributions” from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiarychooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets.  When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.  There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings.  While We believe that the contracts do not give Owners investment control over Separate Account assets, We reserve the right to modify the contracts as necessary to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)

In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural Owner.  Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death.  These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death.  If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders – Non-Qualified Contracts

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  The premium bonus will generally be considered gain.  The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to Your contract is unclear.  Accordingly, You should consult a tax adviser before adding either of these riders.  Different rules apply for annuity payments.  See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate annuity; or

•        which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above.  You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status.  Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the “investment in the contract” as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately).   Please consult a tax advisor for more information.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant or an owner.  Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Tax

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefitis paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%.  Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected.  Benefits are not guaranteed and are subject to change.  However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.  You may change the maturity date by sending written notice to Our Principal office.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value in one lump sum, or

2.      convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing an Annuity Option

You may apply the proceeds of a surrender to effect an annuity payment option.  Unless You choose otherwise, on the maturity date, Your surrender value from the Separate Account will be applied to a 10 year certain and life variable payout.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50.  We reserve the right to change the payment frequency so that payments are at least $50.

The payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their beneficiaries; and

•        the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal office.  You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.50% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.10%.  If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 0.95%.  If Your accumulation value is $100,000 or more, the effective annual rate is 0.85%.   We also deduct the administration fee at an effective annual rate of 0.45%.  The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following three payment options are available:

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (Fixed payment option only).  This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

                  1) Life Annuity: We will pay equal monthly payments during the lifetime of the payee.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

                  2) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Minimum required distribution rules for qualified contracts may restrict the periods that may be selected.  Consult a tax advisor.

Transfers after Annuitization for Variable Payment Options

After annuitization, only two transfers per contract year may be made among the investment divisions.

Generally, for all investment divisions, transfer requests received in good order at Our Principal office on any business day are priced at the next available accumulation unit value. See “Transaction Cut-Off Times” on page 48.

The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone:  (877) 586-0240 (toll-free)

Fax:  (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to Our contract owners.  We monitor Our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a separate account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company.  You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds’ portfolios.  Midland is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Board of Directors,

•        to ratify the selection of independent auditors for the funds,

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions to the extent required by law.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board of Directors for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

•        Your accumulation value, and

•        Any transactions involving Your accumulation value that occurred during the year.  Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.   The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charge or rider charges.  The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise their current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.  Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses.  We may also call You to verify the change of address.

Modification To Your Contract

Upon notice to You, We may modify Your contract to:

1.      permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

2.      assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

3.      reflect a change in the operation of the Separate Account; or

4.      provide additional investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change the revocable beneficiary during the owner’s and annuitant’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner’s or annuitant’s estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice.  If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) in good order at Our Principal office.  The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment or transfers for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      The SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

If, pursuant to SEC rules, the ProFund VP Money Market Fund and/or the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding investment division until the Fund is liquidated.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.50% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.  In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee; (d) optional rider charges; (e) payments, if any, received from the underlying portfolios or their managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account’s principal underwriter, Sammons Securities Company, LLC.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office’s Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the SAI:

Page
THE CONTRACT	...............................................................3
Entire Contract	...............................................................3
Changes to the Contract	...............................................................3
Incontestability	...............................................................3
Misstatement of Age or Sex	...............................................................3
Non-participating	...............................................................3
Claims of Creditors	...............................................................3
Minimum Benefits	...............................................................3
Ownership	...............................................................3
Assignment	...............................................................4
Accumulation unit Value	...............................................................4
Annuity Payments	...............................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS	...............................................................6
Money Market Investment division Yield Calculation	...............................................................6
Other Investment division Yield Calculations	................................................................6
Standard Total Return Calculations	................................................................7
Cumulative Total Returns	................................................................8
Adjusted Historical Performance Data	................................................................8
FEDERAL TAX MATTERS	................................................................9
Tax Free Exchanges (Section 1035)	................................................................9
Required Distributions	................................................................9
Non-Natural Person Owners	................................................................9
Diversification Requirements	..............................................................10
Owner Control	..............................................................10
Taxation of Qualified Contracts	..............................................................10
DISTRIBUTION OF THE CONTRACT	..............................................................11
SAFEKEEPING OF ACCOUNT ASSETS	..............................................................13
STATE REGULATION	..............................................................13
RECORDS AND REPORTS	..............................................................13
LEGAL MATTERS	..............................................................13
FINANCIAL MATTERS	..............................................................13
OTHER INFORMATION	..............................................................13
CONDENSED FINANCIALS	..............................................................14
FINANCIAL STATEMENTS	............................................................519

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.  The information for all other accumulation unit values is in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 – 1.30% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Access VP High Yield	11.45	13.15	0.00
Adaptive Allocation Portfolio	9.27	10.73	1,587,351.13
Alger Small Cap Growth Portfolio	14.53	17.98	0.00
American Century VP Income & Growth Fund	9.96	11.19	0.00
American Century VP International Fund	13.41	14.97	2,205.71
American Century VP Large Company Value Fund	8.77	9.60	3,291.54
American Century VP Mid Cap Value Fund	11.77	13.83	0.00
American Century VP Ultra Fund	8.74	9.99	0.00
Chariot Absolute Return All Opportunities[1]	9.82	9.74	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.44	7.14	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	9.09	10.26	0.00
Direxion Dynamic HY Bond Fund	9.52	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.52	10.76	0.00
Dreyfus VIF Appreciation Portfolio	9.88	11.21	0.00
Dreyfus VIF International Value Portfolio	8.67	8.92	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.98	10.25	0.00
Invesco V.I. Basic Value[4]	7.37	7.78	0.00
Invesco V.I. Global Real Estate[5]	8.40	9.72	0.00
Invesco V.I. International Growth[6]	9.75	10.84	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.15	11.40	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	9.06	10.03	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.22	11.12	0.00
PIMCO VIT All Asset Portfolio	11.55	12.88	0.00
PIMCO VIT High Yield Portfolio	11.22	12.67	4,812.66
PIMCO VIT Low Duration Portfolio	11.92	12.37	0.00
PIMCO VIT Real Return Portfolio	11.87	12.66	0.00
PIMCO VIT Total Return Portfolio	12.92	13.77	0.00
ProFund VP Asia 30	12.37	13.91	25,282.92
ProFund VP Banks	3.81	4.08	2,560.51
ProFund VP Basic Materials	9.85	12.61	2,399.77
ProFund VP Bear	9.24	7.49	7,069.67
ProFund VP Biotechnology	10.29	10.67	0.00
ProFund VP Bull	8.34	9.27	15,818.60
ProFund VP Consumer Goods	10.13	11.74	0.00
ProFund VP Consumer Services	8.57	10.27	1,893.82
ProFund VP Dow 30	9.15	9.95	0.00
ProFund VP Emerging Markets	7.96	8.63	15,547.94
ProFund VP Europe 30	8.51	8.62	0.00
ProFund VP Falling U.S. Dollar	9.49	9.12	2,733.72
ProFund VP Financials	4.87	5.34	0.00
ProFund VP Health Care	9.96	10.11	0.00
ProFund VP Industrials	7.99	9.75	0.00
ProFund VP International	6.59	7.01	0.00
ProFund VP Internet	10.39	13.88	696.90
ProFund VP Japan	5.85	5.40	0.00
ProFund VP Large-Cap Growth	9.17	10.25	2,993.79
ProFund VP Large-Cap Value	7.48	8.34	30,975.62
ProFund VP Mid-Cap	7.97	9.76	0.00
ProFund VP Mid-Cap Growth	8.85	11.21	0.00
ProFund VP Mid-Cap Value	8.17	9.71	0.00
ProFund VP Money Market	10.24	10.11	78,410.12
ProFund VP NASDAQ-100	10.14	11.83	6,181.84
ProFund VP Oil & Gas	9.62	11.18	1,791.90
ProFund VP Pharmaceuticals	10.14	10.06	0.00
ProFund VP Precious Metals	9.57	12.56	4,000.54
ProFund VP Real Estate	6.97	8.57	0.00
ProFund VP Rising Rates Opportunity	6.94	5.75	89,924.99
ProFund VP Semiconductor	7.71	8.56	0.00
ProFund VP Short Dow 30	8.17	6.30	3,163.75
ProFund VP Short Emerging Markets	6.53	5.26	4,054.00
ProFund VP Short International	9.59	8.08	0.00
ProFund VP Short Mid-Cap	8.14	5.96	0.00
ProFund VP Short NASDAQ-100	7.38	5.74	0.00
ProFund VP Short Small-Cap	8.28	5.81	0.00
ProFund VP Small-Cap	7.74	9.53	0.00
ProFund VP Small-Cap Growth	8.15	10.12	0.00
ProFund VP Small-Cap Value	7.63	9.19	0.00
ProFund VP Technology	10.27	11.23	0.00
ProFund VP Telecommunications	8.71	9.95	0.00
ProFund VP U.S. Government Plus	11.75	12.77	0.00
ProFund VP UltraBull	5.18	6.25	7,274.81
ProFund VP UltraMid-Cap	5.22	7.71	2,627.11
ProFund VP UltraNASDAQ-100	7.50	10.01	0.00
ProFund VP UltraShort Dow 30	7.32	4.79	0.00
ProFund VP UltraShort NASDAQ-100	6.25	3.64	0.00
ProFund VP UltraSmall-Cap	3.96	5.80	3,582.40
ProFund VP Utilities	10.11	10.57	0.00
Rydex VT Dow 2x Strategy Fund	31.79	39.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.68	4.60	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.46	10.08	0.00
Rydex VT S&P 500 2x Strategy Fund	5.14	6.36	0.00
Rydex VT U.S. Government Money Market Fund	10.13	10.00	0.00
UIF Emerging Markets Debt Portfolio[10]	12.19	13.20	0.00
UIF Emerging Markets Equity Portfolio[11]	11.04	12.96	755.89
UIF Mid Cap Growth Portfolio[12]	9.80	12.79	0.00
UIF U.S. Real Estate Portfolio[13]	7.86	10.05	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.68	14.84	1,344.30
1Formerly Chariot Absolute Return Currency Portfolio                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                              10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4 Formerly AIM V.I. Basic Value Fund                                                 11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5 Formerly AIM V.I. Global Real Estate Fund                                      12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6 Formerly AIM V.I. International Growth Fund                                  13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7 Formerly AIM V.I. Mid Cap Core Equity Fund                                 14Formerly Van Eck Worldwide Hard Assets Fund

Table 2 – 3.55 Asset Charge

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Access VP High Yield	10.54	11.84	0.00
Adaptive Allocation Portfolio	8.74	9.89	0.00
Alger Small Cap Growth Portfolio	8.33	10.07	0.00
American Century VP Income & Growth Fund	7.50	8.24	0.00
American Century VP International Fund	8.30	9.07	0.00
American Century VP Large Company Value Fund	7.33	7.83	0.00
American Century VP Mid Cap Value Fund	9.35	10.74	0.00
American Century VP Ultra Fund	8.15	9.11	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.43	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.93	6.42	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.36	9.24	0.00
Direxion Dynamic HY Bond Fund	8.77	8.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.76	9.69	0.00
Dreyfus VIF Appreciation Portfolio	9.09	10.10	0.00
Dreyfus VIF International Value Portfolio	7.98	8.03	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.75	0.00
Invesco V.I. Basic Value[4]	6.79	7.00	0.00
Invesco V.I. Global Real Estate[5]	7.73	8.75	0.00
Invesco V.I. International Growth[6]	8.98	9.76	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.34	10.26	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.34	9.03	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.49	10.01	0.00
PIMCO VIT All Asset Portfolio	10.63	11.60	0.00
PIMCO VIT High Yield Portfolio	10.33	11.40	0.00
PIMCO VIT Low Duration Portfolio	10.97	11.14	0.00
PIMCO VIT Real Return Portfolio	10.93	11.39	0.00
PIMCO VIT Total Return Portfolio	11.90	12.40	0.00
ProFund VP Asia 30	11.39	12.52	0.00
ProFund VP Banks	3.51	3.67	0.00
ProFund VP Basic Materials	9.07	11.35	0.00
ProFund VP Bear	8.50	6.75	0.00
ProFund VP Biotechnology	9.47	9.61	0.00
ProFund VP Bull	7.68	8.34	0.00
ProFund VP Consumer Goods	9.33	10.57	0.00
ProFund VP Consumer Services	7.89	9.25	0.00
ProFund VP Dow 30	8.42	8.96	0.00
ProFund VP Emerging Markets	7.60	8.05	0.00
ProFund VP Europe 30	7.84	7.76	0.00
ProFund VP Falling U.S. Dollar	9.05	8.51	0.00
ProFund VP Financials	4.49	4.80	0.00
ProFund VP Health Care	9.17	9.10	0.00
ProFund VP Industrials	7.35	8.78	0.00
ProFund VP International	6.29	6.54	0.00
ProFund VP Internet	9.57	12.49	0.00
ProFund VP Japan	5.39	4.86	0.00
ProFund VP Large-Cap Growth	8.45	9.23	0.00
ProFund VP Large-Cap Value	6.89	7.51	0.00
ProFund VP Mid-Cap	7.61	9.11	0.00
ProFund VP Mid-Cap Growth	8.15	10.10	0.00
ProFund VP Mid-Cap Value	7.52	8.74	0.00
ProFund VP Money Market	9.43	9.10	0.00
ProFund VP NASDAQ-100	9.33	10.65	0.00
ProFund VP Oil & Gas	8.86	10.07	0.00
ProFund VP Pharmaceuticals	9.34	9.05	0.00
ProFund VP Precious Metals	8.81	11.31	0.00
ProFund VP Real Estate	6.41	7.72	0.00
ProFund VP Rising Rates Opportunity	6.39	5.18	0.00
ProFund VP Semiconductor	7.10	7.71	0.00
ProFund VP Short Dow 30	7.52	5.67	0.00
ProFund VP Short Emerging Markets	6.23	4.90	0.00
ProFund VP Short International	9.15	7.54	0.00
ProFund VP Short Mid-Cap	7.50	5.37	0.00
ProFund VP Short NASDAQ-100	6.80	5.17	0.00
ProFund VP Short Small-Cap	7.62	5.23	0.00
ProFund VP Small-Cap	7.12	8.58	0.00
ProFund VP Small-Cap Growth	7.51	9.11	0.00
ProFund VP Small-Cap Value	7.02	8.28	0.00
ProFund VP Technology	9.46	10.11	0.00
ProFund VP Telecommunications	8.02	8.96	0.00
ProFund VP U.S. Government Plus	10.82	11.49	0.00
ProFund VP UltraBull	4.77	5.63	0.00
ProFund VP UltraMid-Cap	4.80	6.94	0.00
ProFund VP UltraNASDAQ-100	6.90	9.01	0.00
ProFund VP UltraShort Dow 30	6.99	4.47	0.00
ProFund VP UltraShort NASDAQ-100	5.96	3.39	0.00
ProFund VP UltraSmall-Cap	3.64	5.22	0.00
ProFund VP Utilities	9.32	9.53	0.00
Rydex VT Dow 2x Strategy Fund	29.27	35.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.15	4.14	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.87	9.08	0.00
Rydex VT S&P 500 2x Strategy Fund	4.73	5.73	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.15	0.00
UIF Emerging Markets Debt Portfolio[10]	11.22	11.89	0.00
UIF Emerging Markets Equity Portfolio[11]	10.16	11.67	0.00
UIF Mid Cap Growth Portfolio[12]	9.02	11.52	0.00
UIF U.S. Real Estate Portfolio[13]	7.24	9.05	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.76	13.36	0.00

1Formerly Chariot Absolute Return Currency Portfolio                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                              10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4 Formerly AIM V.I. Basic Value Fund                                                 11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5 Formerly AIM V.I. Global Real Estate Fund                                      12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6 Formerly AIM V.I. International Growth Fund                                  13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7 Formerly AIM V.I. Mid Cap Core Equity Fund                                 14Formerly Van Eck Worldwide Hard Assets Fund

Table 1 – 1.30% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.92	11.45	6,495.75
Adaptive Allocation Portfolio	7.78	9.27	1,589,803.39
AIM V.I. Basic Value Series II	5.05	7.37	0.00
AIM V.I. Global Real Estate Series II	6.49	8.40	0.00
AIM V.I. International Growth Series II	7.32	9.75	0.00
AIM V.I. Mid Cap Core Equity Series II	7.92	10.15	0.00
Alger Small Cap Growth Portfolio	10.12	14.53	0.00
American Century VP Income & Growth Fund	8.57	9.96	0.00
American Century VP International Fund	10.16	13.41	2,205.71
American Century VP Large Company Value Fund	7.41	8.77	3,291.54
American Century VP Mid Cap Value Fund	9.19	11.77	0.00
American Century VP Ultra Fund	6.58	8.74	0.00
Chariot Absolute Return Currency	0.00	9.82	7,257.82
Credit Suisse Trust – International Equity Flex III Portfolio	4.95	6.44	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.07	9.09	0.00
DireXion Dynamic HY Bond Fund	8.78	9.52	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.23	9.52	0.00
Dreyfus VIF Appreciation Portfolio	8.19	9.88	0.00
Dreyfus VIF International Value Portfolio	6.72	8.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.34	7.98	0.00
PIMCO VIT All Asset Portfolio	9.63	11.55	0.00
PIMCO VIT High Yield Portfolio	8.11	11.22	0.00
PIMCO VIT Low Duration Portfolio	10.66	11.92	0.00
PIMCO VIT Real Return Portfolio	10.17	11.87	3,071.17
PIMCO VIT Total Return Portfolio	11.49	12.92	0.00
ProFund VP Asia 30	8.13	12.37	50,521.62
ProFund VP Banks	4.03	3.81	0.00
ProFund VP Basic Materials	6.15	9.85	5,776.23
ProFund VP Bear	12.97	9.24	4,082.39
ProFund VP Biotechnology	10.05	10.29	0.00
ProFund VP Bull	6.79	8.34	0.00
ProFund VP Consumer Goods	8.44	10.13	0.00
ProFund VP Consumer Services	6.64	8.57	0.00
ProFund VP Dow 30	7.83	9.15	0.00
ProFund VP Emerging Markets	4.97	7.96	59,737.74
ProFund VP Europe 30	6.52	8.51	0.00
ProFund VP Falling U.S. Dollar	9.30	9.49	2,733.72
ProFund VP Financials	4.29	4.87	0.00
ProFund VP Health Care	8.44	9.96	0.00
ProFund VP Industrials	6.52	7.99	0.00
ProFund VP International	5.36	6.59	0.00
ProFund VP Internet	5.94	10.39	1,836.81
ProFund VP Japan	5.38	5.85	2,452.22
ProFund VP Large-Cap Growth	7.16	9.17	0.00
ProFund VP Large-Cap Value	6.35	7.48	0.00
ProFund VP Mid-Cap	6.08	7.97	9,279.69
ProFund VP Mid-Cap Growth	6.48	8.85	5,875.45
ProFund VP Mid-Cap Value	6.32	8.17	2,051.50
ProFund VP Money Market	10.37	10.24	50,690.58
ProFund VP NASDAQ-100	6.76	10.14	3,769.74
ProFund VP Oil & Gas	8.44	9.62	0.00
ProFund VP Pharmaceuticals	8.79	10.14	0.00
ProFund VP Precious Metals	7.17	9.57	3,228.33
ProFund VP Real Estate	5.52	6.97	1,373.71
ProFund VP Rising Rates Opportunity	5.32	6.94	52,619.24
ProFund VP Semiconductor	4.77	7.71	0.00
ProFund VP Short Dow 30	11.09	8.17	0.00
ProFund VP Short Emerging Markets	12.90	6.53	0.00
ProFund VP Short International	13.94	9.59	0.00
ProFund VP Short Mid-Cap	12.77	8.14	0.00
ProFund VP Short NASDAQ-100	12.61	7.38	0.00
ProFund VP Short Small-Cap	12.40	8.28	0.00
ProFund VP Small-Cap	6.22	7.74	14,413.79
ProFund VP Small-Cap Growth	6.55	8.15	2,054.91
ProFund VP Small-Cap Value	6.42	7.63	0.00
ProFund VP Technology	6.45	10.27	3,756.60
ProFund VP Telecommunications	8.23	8.71	0.00
ProFund VP U.S. Government Plus	17.66	11.75	0.00
ProFund VP UltraBull	3.63	5.18	7,327.95
ProFund VP UltraMid-Cap	3.19	5.22	2,293.33
ProFund VP UltraNASDAQ-100	3.46	7.50	48,401.13
ProFund VP UltraShort Dow 30	13.76	7.32	1,716.38
ProFund VP UltraShort NASDAQ-100	17.64	6.25	0.00
ProFund VP UltraSmall-Cap	2.86	3.96	0.00
ProFund VP Utilities	9.25	10.11	0.00
Rydex VT Dow 2x Strategy Fund	4.71	31.79	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.23	6.68	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.47	7.46	0.00
Rydex VT S&P 500 2x Strategy Fund	3.56	5.14	0.00
Rydex VT U.S. Government Money Market Fund	10.26	10.13	9,887.17
Van Eck Worldwide Hard Assets Fund	7.55	11.68	0.00
Van Kampen LIT Growth and Income Portfolio	7.39	9.06	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.49	12.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.57	11.04	3,377.05
Van Kampen UIF Mid Cap Growth Portfolio	6.31	9.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.71	9.22	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.20	7.86	0.00

Table 2 – 3.55 Asset Charge

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Access VP High Yield	9.34	10.54	0.00
Adaptive Allocation Portfolio	7.50	8.74	0.00
AIM V.I. Basic Value Series II	4.76	6.79	0.00
AIM V.I. Global Real Estate Series II	6.11	7.73	0.00
AIM V.I. International Growth Series II	6.90	8.98	0.00
AIM V.I. Mid Cap Core Equity Series II	7.45	9.34	0.00
Alger Small Cap Growth Portfolio	5.93	8.33	0.00
American Century VP Income & Growth Fund	6.60	7.50	0.00
American Century VP International Fund	6.44	8.30	0.00
American Century VP Large Company Value Fund	6.33	7.33	0.00
American Century VP Mid Cap Value Fund	7.47	9.35	0.00
American Century VP Ultra Fund	6.27	8.15	0.00
Chariot Absolute Return Currency	0.00	9.72	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.66	5.93	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.66	8.36	0.00
DireXion Dynamic HY Bond Fund	8.27	8.77	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.76	0.00
Dreyfus VIF Appreciation Portfolio	7.71	9.09	0.00
Dreyfus VIF International Value Portfolio	6.33	7.98	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.01	6.17	0.00
PIMCO VIT All Asset Portfolio	9.07	10.63	0.00
PIMCO VIT High Yield Portfolio	7.64	10.33	0.00
PIMCO VIT Low Duration Portfolio	10.04	10.97	0.00
PIMCO VIT Real Return Portfolio	9.58	10.93	0.00
PIMCO VIT Total Return Portfolio	10.82	11.90	0.00
ProFund VP Asia 30	7.65	11.39	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.79	9.07	0.00
ProFund VP Bear	12.21	8.50	0.00
ProFund VP Biotechnology	9.46	9.47	0.00
ProFund VP Bull	6.40	7.68	0.00
ProFund VP Consumer Goods	7.95	9.33	0.00
ProFund VP Consumer Services	6.25	7.89	0.00
ProFund VP Dow 30	7.37	8.42	0.00
ProFund VP Emerging Markets	4.85	7.60	0.00
ProFund VP Europe 30	6.14	7.84	0.00
ProFund VP Falling U.S. Dollar	9.08	9.05	0.00
ProFund VP Financials	4.04	4.49	0.00
ProFund VP Health Care	7.95	9.17	0.00
ProFund VP Industrials	6.14	7.35	0.00
ProFund VP International	5.23	6.29	0.00
ProFund VP Internet	5.59	9.57	0.00
ProFund VP Japan	5.06	5.39	0.00
ProFund VP Large-Cap Growth	6.75	8.45	0.00
ProFund VP Large-Cap Value	5.98	6.89	0.00
ProFund VP Mid-Cap	5.93	7.61	0.00
ProFund VP Mid-Cap Growth	6.10	8.15	0.00
ProFund VP Mid-Cap Value	5.95	7.52	0.00
ProFund VP Money Market	9.76	9.43	0.00
ProFund VP NASDAQ-100	6.36	9.33	0.00
ProFund VP Oil & Gas	7.95	8.86	0.00
ProFund VP Pharmaceuticals	8.27	9.34	0.00
ProFund VP Precious Metals	6.75	8.81	0.00
ProFund VP Real Estate	5.20	6.41	0.00
ProFund VP Rising Rates Opportunity	5.01	6.39	0.00
ProFund VP Semiconductor	4.49	7.10	0.00
ProFund VP Short Dow 30	10.44	7.52	0.00
ProFund VP Short Emerging Markets	12.59	6.23	0.00
ProFund VP Short International	13.60	9.15	0.00
ProFund VP Short Mid-Cap	12.03	7.50	0.00
ProFund VP Short NASDAQ-100	11.87	6.80	0.00
ProFund VP Short Small-Cap	11.68	7.62	0.00
ProFund VP Small-Cap	5.85	7.12	0.00
ProFund VP Small-Cap Growth	6.16	7.51	0.00
ProFund VP Small-Cap Value	6.04	7.02	0.00
ProFund VP Technology	6.07	9.46	0.00
ProFund VP Telecommunications	7.74	8.02	0.00
ProFund VP U.S. Government Plus	16.63	10.82	0.00
ProFund VP UltraBull	3.42	4.77	0.00
ProFund VP UltraMid-Cap	3.00	4.80	0.00
ProFund VP UltraNASDAQ-100	3.26	6.90	0.00
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.21	5.96	0.00
ProFund VP UltraSmall-Cap	2.69	3.64	0.00
ProFund VP Utilities	8.72	9.32	0.00
Rydex VT Dow 2x Strategy Fund	4.43	29.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.51	6.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.87	0.00
Rydex VT S&P 500 2x Strategy Fund	3.35	4.73	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.48	0.00
Van Eck Worldwide Hard Assets Fund	7.11	10.76	0.00
Van Kampen LIT Growth and Income Portfolio	6.96	8.34	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.94	11.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.19	10.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.94	9.02	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.32	8.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.84	7.24	0.00

Table 1 – 1.30% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.61	7.78	1603331.34
AIM V.I. Basic Value Series II	10.65	5.05	0.00
AIM V.I. Global Real Estate Series II	11.89	6.49	0.00
AIM V.I. International Growth Series II	12.48	7.32	0.00
AIM V.I. Mid Cap Core Equity Series II	11.24	7.92	0.00
Alger American SmallCap Growth Portfolio	19.20	10.12	0.00
American Century VP Income & Growth Fund	13.30	8.57	0.00
American Century VP International Fund	18.69	10.16	0.00
American Century VP Large Company Value Fund	12.00	7.41	0.00
American Century VP Mid Cap Value Fund	12.33	9.19	0.00
American Century VP Ultra Fund	11.43	6.58	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.42	4.95	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.23	7.07	0.00
DireXion Dynamic HY Bond Fund	9.89	8.78	0.00
DireXion Evolution Managed Bond Fund	10.16	10.34	0.00
DireXion Evolution Managed Equity Fund	10.02	7.28	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.19	7.23	0.00
Dreyfus VIF Appreciation Portfolio	11.80	8.19	0.00
Dreyfus VIF International Value Portfolio	10.89	6.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.73	6.34	0.00
PIMCO VIT All Asset Portfolio	11.61	9.63	0.00
PIMCO VIT High Yield Portfolio	10.76	8.11	0.00
PIMCO VIT Low Duration Portfolio	10.86	10.66	820.29
PIMCO VIT Real Return Portfolio	11.10	10.17	793.57
PIMCO VIT Total Return Portfolio	11.12	11.49	785.83
ProFund Access VP High Yield	10.54	9.92	0.00
ProFund VP Asia 30	16.74	8.13	73202.84
ProFund VP Banks	7.70	4.03	0.00
ProFund VP Basic Materials	12.82	6.15	0.00
ProFund VP Bear	9.39	12.97	0.00
ProFund VP Biotechnology	9.99	10.05	0.00
ProFund VP Bull	11.04	6.79	0.00
ProFund VP Consumer Goods	11.67	8.44	0.00
ProFund VP Consumer Services	9.81	6.64	0.00
ProFund VP Dow 30	12.62	7.83	4199.70
ProFund VP Emerging Markets	10.09	4.97	0.00
ProFund VP Europe 30	11.80	6.52	0.00
ProFund VP Falling U.S. Dollar	9.93	9.30	0.00
ProFund VP Financials	8.80	4.29	0.00
ProFund VP Health Care	11.30	8.44	0.00
ProFund VP Industrials	11.10	6.52	0.00
ProFund VP International	9.76	5.36	0.00
ProFund VP Internet	10.91	5.94	0.00
ProFund VP Japan	9.21	5.38	0.00
ProFund VP Large-Cap Growth	11.26	7.16	0.00
ProFund VP Large-Cap Value	10.80	6.35	0.00
ProFund VP Mid-Cap	9.99	6.08	0.00
ProFund VP Mid-Cap Growth	10.73	6.48	0.00
ProFund VP Mid-Cap Value	10.05	6.32	0.00
ProFund VP Money Market	10.42	10.37	84500.75
ProFund VP NASDAQ-100	11.90	6.76	0.00
ProFund VP Oil & Gas	13.56	8.44	0.00
ProFund VP Pharmaceuticals	11.06	8.79	0.00
ProFund VP Precious Metals	10.49	7.17	0.00
ProFund VP Real Estate	9.52	5.52	0.00
ProFund VP Rising Rates Opportunity	8.69	5.32	0.00
ProFund VP Semiconductor	9.62	4.77	0.00
ProFund VP Short Dow 30	8.95	11.09	0.00
ProFund VP Short Emerging Markets	9.88	12.90	0.00
ProFund VP Short International	10.22	13.94	0.00
ProFund VP Short Mid-Cap	9.82	12.77	0.00
ProFund VP Short NASDAQ-100	8.62	12.61	0.00
ProFund VP Short Small-Cap	10.13	12.40	0.00
ProFund VP Small-Cap	9.75	6.22	0.00
ProFund VP Small-Cap Growth	10.05	6.55	0.00
ProFund VP Small-Cap Value	9.38	6.42	0.00
ProFund VP Technology	11.74	6.45	0.00
ProFund VP Telecommunications	12.71	8.23	0.00
ProFund VP U.S. Government Plus	11.95	17.66	0.00
ProFund VP UltraBull	11.28	3.63	0.00
ProFund VP UltraMid-Cap	9.93	3.19	11019.86
ProFund VP UltraNASDAQ-100	12.87	3.46	51327.05
ProFund VP UltraShort Dow 30	10	13.76	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.64	0.00
ProFund VP UltraSmall-Cap	8.57	2.86	11783.70
ProFund VP Utilities	13.52	9.25	0.00
Rydex VT Dow 2x Strategy Fund	12.45	4.71	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.70	12.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.83	3.47	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	3.56	0.00
Rydex VT U.S. Government Money Market Fund	10.28	10.26	9887.17
Van Eck Worldwide Hard Assets Fund	14.25	7.55	0.00
Van Kampen LIT Growth and Income Portfolio	11.05	7.39	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.31	9.49	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.40	6.57	0.00
Van Kampen UIF Mid Cap Growth Portfolio	12.02	6.31	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.61	6.71	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.14	6.20	0.00

Table 2 – 3.55 Asset Charge

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Adaptive Allocation Portfolio	9.48	7.50	0.00
AIM V.I. Basic Value Series II	10.25	4.76	0.00
AIM V.I. Global Real Estate Series II	11.45	6.11	0.00
AIM V.I. International Growth Series II	12.02	6.90	0.00
AIM V.I. Mid Cap Core Equity Series II	10.83	7.45	0.00
Alger American SmallCap Growth Portfolio	11.51	5.93	0.00
American Century VP Income & Growth Fund	10.48	6.60	0.00
American Century VP International Fund	12.11	6.44	0.00
American Century VP Large Company Value Fund	10.48	6.33	0.00
American Century VP Mid Cap Value Fund	10.25	7.47	0.00
American Century VP Ultra Fund	11.14	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.07	4.66	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.82	6.66	0.00
DireXion Dynamic HY Bond Fund	9.52	8.27	0.00
DireXion Evolution Managed Bond Fund	9.78	9.74	0.00
DireXion Evolution Managed Equity Fund	9.65	6.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.78	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.71	0.00
Dreyfus VIF International Value Portfolio	10.49	6.33	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.87	5.01	0.00
PIMCO VIT All Asset Portfolio	11.18	9.07	0.00
PIMCO VIT High Yield Portfolio	10.36	7.64	0.00
PIMCO VIT Low Duration Portfolio	10.46	10.04	0.00
PIMCO VIT Real Return Portfolio	10.69	9.58	0.00
PIMCO VIT Total Return Portfolio	10.71	10.82	0.00
ProFund Access VP High Yield	10.15	9.34	0.00
ProFund VP Asia 30	16.13	7.65	0.00
ProFund VP Banks	7.41	3.80	0.00
ProFund VP Basic Materials	12.35	5.79	0.00
ProFund VP Bear	9.05	12.21	0.00
ProFund VP Biotechnology	9.63	9.46	0.00
ProFund VP Bull	10.64	6.40	0.00
ProFund VP Consumer Goods	11.24	7.95	0.00
ProFund VP Consumer Services	9.44	6.25	0.00
ProFund VP Dow 30	12.16	7.37	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.36	6.14	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.47	4.04	0.00
ProFund VP Health Care	10.88	7.95	0.00
ProFund VP Industrials	10.69	6.14	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.50	5.59	0.00
ProFund VP Japan	8.87	5.06	0.00
ProFund VP Large-Cap Growth	10.84	6.75	0.00
ProFund VP Large-Cap Value	10.40	5.98	0.00
ProFund VP Mid-Cap	9.98	5.93	0.00
ProFund VP Mid-Cap Growth	10.33	6.10	0.00
ProFund VP Mid-Cap Value	9.68	5.95	0.00
ProFund VP Money Market	10.03	9.76	0.00
ProFund VP NASDAQ-100	11.46	6.36	0.00
ProFund VP Oil & Gas	13.06	7.95	0.00
ProFund VP Pharmaceuticals	10.65	8.27	0.00
ProFund VP Precious Metals	10.10	6.75	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.37	5.01	0.00
ProFund VP Semiconductor	9.26	4.49	0.00
ProFund VP Short Dow 30	8.62	10.44	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.60	0.00
ProFund VP Short Mid-Cap	9.45	12.03	0.00
ProFund VP Short NASDAQ-100	8.30	11.87	0.00
ProFund VP Short Small-Cap	9.75	11.68	0.00
ProFund VP Small-Cap	9.39	5.85	0.00
ProFund VP Small-Cap Growth	9.68	6.16	0.00
ProFund VP Small-Cap Value	9.03	6.04	0.00
ProFund VP Technology	11.30	6.07	0.00
ProFund VP Telecommunications	12.24	7.74	0.00
ProFund VP U.S. Government Plus	11.51	16.63	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.56	3.00	0.00
ProFund VP UltraNASDAQ-100	12.40	3.26	0.00
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.21	0.00
ProFund VP UltraSmall-Cap	8.25	2.69	0.00
ProFund VP Utilities	13.03	8.72	0.00
Rydex VT Dow 2x Strategy Fund	11.99	4.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.36	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.85	3.35	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.72	7.11	0.00
Van Kampen LIT Growth and Income Portfolio	10.64	6.96	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.89	8.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.83	6.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.57	5.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.18	6.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.84	0.00

Table 1 – 1.30% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

AIM V.I. Basic Value Series II	10.64	10.65	0.00
AIM V.I. Global Real Estate Series II	12.79	11.89	2,629.34
AIM V.I. International Growth Series II	11.05	12.48	0.00
AIM V.I. Mid Cap Core Equity Series II	10.42	11.24	0.00
Alger American Small Capitalization	16.59	19.20	0.00
American Century VP Income & Growth Fund	13.53	13.30	0.00
American Century VP International Fund	16.05	18.69	0.00
American Century VP Large Company Value Fund	12.32	12.00	0.00
American Century VP Mid Cap Value Fund	12.80	12.33	0.00
American Century VP Ultra Fund	9.58	11.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.93	9.42	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.18	11.23	0.00
Critical Math VIT Portfolio	10.00	9.61	1,589,642.26
DireXion Dynamic HY Bond Fund	10.25	9.89	0.00
DireXion Evolution All-Cap Equity Fund	9.85	10.02	0.00
DireXion Evolution Managed Bond Fund	10.18	10.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.55	11.19	0.00
Dreyfus VIF Appreciation Portfolio	11.19	11.80	0.00
Dreyfus VIF International Value Portfolio	10.62	10.89	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.80	9.73	0.00
PIMCO VIT All Asset Portfolio	10.87	11.61	0.00
PIMCO VIT High Yield Portfolio	10.54	10.76	0.00
PIMCO VIT Low Duration Portfolio	10.25	10.86	0.00
PIMCO VIT Real Return Portfolio	10.17	11.10	0.00
PIMCO VIT Total Return Portfolio	10.37	11.12	0.00
ProFund Access VP High Yield	10.15	10.54	0.00
ProFund VP Asia 30	11.48	16.74	38,977.80
ProFund VP Banks	10.72	7.70	0.00
ProFund VP Basic Materials	9.94	12.82	0.00
ProFund VP Bear	9.46	9.39	0.00
ProFund VP Biotechnology	10.24	9.99	0.00
ProFund VP Bull	10.81	11.04	0.00
ProFund VP Consumer Goods	10.99	11.67	0.00
ProFund VP Consumer Services	10.83	9.81	0.00
ProFund VP Dow 30	11.32	12.62	0.00
ProFund VP Emerging Markets	10.00	10.09	0.00
ProFund VP Europe 30	10.43	11.80	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	11.02	8.80	0.00
ProFund VP Health Care	10.74	11.30	0.00
ProFund VP Industrials	10.06	11.10	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.03	10.91	0.00
ProFund VP Japan	10.36	9.21	0.00
ProFund VP Large-Cap Growth	10.66	11.26	0.00
ProFund VP Large-Cap Value	10.93	10.80	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.73	10.73	0.00
ProFund VP Mid-Cap Value	10.09	10.05	0.00
ProFund VP Money Market	10.17	10.42	46,554.90
ProFund VP NASDAQ-100	10.25	11.90	0.00
ProFund VP Oil & Gas	10.37	13.56	0.00
ProFund VP Pharmaceuticals	10.95	11.06	0.00
ProFund VP Precious Metals	8.68	10.49	0.00
ProFund VP Real Estate	11.99	9.52	0.00
ProFund VP Rising Rates Opportunity	9.29	8.69	0.00
ProFund VP Semiconductor	9.10	9.62	0.00
ProFund VP Short Dow 30	9.32	8.95	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.22	0.00
ProFund VP Short Mid-Cap	10.24	9.82	0.00
ProFund VP Short NASDAQ-100	9.87	8.62	17,904.72
ProFund VP Short Small-Cap	9.81	10.13	0.00
ProFund VP Small-Cap	10.10	9.75	0.00
ProFund VP Small-Cap Growth	9.79	10.05	0.00
ProFund VP Small-Cap Value	10.24	9.38	0.00
ProFund VP Technology	10.39	11.74	0.00
ProFund VP Telecommunications	11.88	12.71	0.00
ProFund VP U.S. Government Plus	10.99	11.95	0.00
ProFund VP UltraBull	11.33	11.28	2,618.14
ProFund VP UltraMid-Cap	9.49	9.93	3,136.91
ProFund VP UltraNASDAQ-100	10.15	12.87	4,556.95
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	10.00	8.57	6,883.51
ProFund VP Utilities	11.84	13.52	0.00
Rydex VT Dow 2x Strategy Fund	11.66	12.45	3,084.76
Rydex VT Inverse Dow 2x Strategy Fund	8.57	7.70	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.14	12.83	2,630.14
Rydex VT S&P 500 2x Strategy Fund	11.34	11.26	2,730.82
Rydex VT U.S. Government Money Market Fund	10.02	10.28	9,887.17
Van Eck Worldwide Hard Assets Fund	9.97	14.25	0.00
Van Kampen LIT Growth and Income Portfolio	10.92	11.05	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.77	11.31	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.11	15.40	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.93	12.02	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.91	11.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.42	10.14	0.00

Table 2 – 3.55 Asset Charge

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
AIM V.I. Basic Value Series II	10.48	10.25	0.00
AIM V.I. Global Real Estate Series II	12.60	11.45	0.00
AIM V.I. International Growth Series II	10.89	12.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.83	0.00
Alger American Small Capitalization	10.17	11.51	0.00
American Century VP Income & Growth Fund	10.91	10.48	0.00
American Century VP International Fund	10.64	12.11	0.00
American Century VP Large Company Value Fund	11.01	10.48	0.00
American Century VP Mid Cap Value Fund	10.89	10.25	0.00
American Century VP Ultra Fund	9.56	11.14	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.07	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	10.82	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.09	9.52	0.00
DireXion Evolution All-Cap Equity Fund	9.70	9.65	0.00
DireXion Evolution Managed Bond Fund	10.03	9.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.39	10.78	0.00
Dreyfus VIF Appreciation Portfolio	11.02	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.76	7.87	0.00
PIMCO VIT All Asset Portfolio	10.71	11.18	0.00
PIMCO VIT High Yield Portfolio	10.39	10.36	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.46	0.00
PIMCO VIT Real Return Portfolio	10.02	10.69	0.00
PIMCO VIT Total Return Portfolio	10.22	10.71	0.00
ProFund Access VP High Yield	10.00	10.15	0.00
ProFund VP Asia 30	11.31	16.13	0.00
ProFund VP Banks	10.56	7.41	0.00
ProFund VP Basic Materials	9.79	12.35	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.64	0.00
ProFund VP Consumer Goods	10.83	11.24	0.00
ProFund VP Consumer Services	10.67	9.44	0.00
ProFund VP Dow 30	11.15	12.16	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.36	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.85	8.47	0.00
ProFund VP Health Care	10.58	10.88	0.00
ProFund VP Industrials	9.92	10.69	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.50	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.50	10.84	0.00
ProFund VP Large-Cap Value	10.76	10.40	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.58	10.33	0.00
ProFund VP Mid-Cap Value	9.94	9.68	0.00
ProFund VP Money Market	10.02	10.03	0.00
ProFund VP NASDAQ-100	10.10	11.46	0.00
ProFund VP Oil & Gas	10.22	13.06	0.00
ProFund VP Pharmaceuticals	10.79	10.65	0.00
ProFund VP Precious Metals	8.55	10.10	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.37	0.00
ProFund VP Semiconductor	8.97	9.26	0.00
ProFund VP Short Dow 30	9.18	8.62	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.08	9.45	0.00
ProFund VP Short NASDAQ-100	9.73	8.30	0.00
ProFund VP Short Small-Cap	9.67	9.75	0.00
ProFund VP Small-Cap	9.95	9.39	0.00
ProFund VP Small-Cap Growth	9.64	9.68	0.00
ProFund VP Small-Cap Value	10.09	9.03	0.00
ProFund VP Technology	10.24	11.30	0.00
ProFund VP Telecommunications	11.70	12.24	0.00
ProFund VP U.S. Government Plus	10.83	11.51	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.56	0.00
ProFund VP UltraNASDAQ-100	10.00	12.40	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.85	8.25	0.00
ProFund VP Utilities	11.66	13.03	0.00
Rydex VT Dow 2x Strategy Fund	11.49	11.99	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	9.99	12.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.85	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.06	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.72	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.64	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.89	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.94	14.83	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.75	11.18	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 1 – 1.30% Asset Charge

Base Contract - No Riders
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.64	0.00
AIM V.I. Global Real Estate Series II	10.00	12.79	0.00
AIM V.I. International Growth Series II	10.00	11.05	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.42	0.00
Alger American Small Capitalization	14.01	16.59	0.00
American Century VP Income & Growth Fund	11.74	13.53	0.00
American Century VP International Fund	13.04	16.05	0.00
American Century VP Large Company Value Fund	10.42	12.32	0.00
American Century VP Mid Cap Value Fund	10.79	12.80	0.00
American Century VP Ultra Fund	10.05	9.58	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.93	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.18	0.00
DireXion Dynamic HY Bond Fund	10.00	10.25	0.00
DireXion Evolution Managed Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Equity Fund	10.00	9.85	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.19	0.00
Dreyfus VIF International Value Portfolio	10.00	10.62	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.65	11.80	0.00
PIMCO VIT All Asset Portfolio	10.00	10.87	0.00
PIMCO VIT High Yield Portfolio	10.00	10.54	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.25	0.00
PIMCO VIT Real Return Portfolio	10.00	10.17	0.00
PIMCO VIT Total Return Portfolio	10.00	10.37	0.00
ProFund Access VP High Yield	10.00	10.15	0.00
ProFund VP Asia 30	10.00	11.48	39771.22
ProFund VP Banks	10.00	10.72	0.00
ProFund VP Basic Materials	10.00	9.94	0.00
ProFund VP Bear	10.00	9.46	0.00
ProFund VP Biotechnology	10.00	10.24	0.00
ProFund VP Bull	10.00	10.81	0.00
ProFund VP Consumer Goods	10.00	10.99	0.00
ProFund VP Consumer Services	10.00	10.83	0.00
ProFund VP Dow 30	10.00	11.32	0.00
ProFund VP Europe 30	10.00	10.43	0.00
ProFund VP Financials	10.00	11.02	0.00
ProFund VP Health Care	10.00	10.74	0.00
ProFund VP Industrials	10.00	10.06	0.00
ProFund VP Internet	10.00	10.03	0.00
ProFund VP Japan	10.00	10.36	14557.95
ProFund VP Large-Cap Growth	10.00	10.66	0.00
ProFund VP Large-Cap Value	10.00	10.93	0.00
ProFund VP Mid-Cap Growth	10.00	9.73	0.00
ProFund VP Mid-Cap Value	10.00	10.09	0.00
ProFund VP Money Market	10.00	10.17	0.00
ProFund VP Oil & Gas	10.00	10.37	0.00
ProFund VP OTC	10.00	10.25	0.00
ProFund VP Pharmaceuticals	10.00	10.95	0.00
ProFund VP Precious Metals	10.00	8.68	0.00
ProFund VP Real Estate	10.00	11.99	0.00
ProFund VP Rising Rates Opportunity	10.00	9.29	0.00
ProFund VP Semiconductor	10.00	9.10	0.00
ProFund VP Short Dow 30	10.00	9.32	0.00
ProFund VP Short Mid-Cap	10.00	10.24	0.00
ProFund VP Short OTC	10.00	9.87	0.00
ProFund VP Short Small-Cap	10.00	9.81	0.00
ProFund VP Small-Cap	10.00	10.10	0.00
ProFund VP Small-Cap Growth	10.00	9.79	0.00
ProFund VP Small-Cap Value	10.00	10.24	0.00
ProFund VP Technology	10.00	10.39	0.00
ProFund VP Telecommunications	10.00	11.88	0.00
ProFund VP U.S. Government Plus	10.00	10.99	0.00
ProFund VP UltraBull	10.00	11.33	0.00
ProFund VP UltraMid-Cap	10.00	9.49	0.00
ProFund VP UltraOTC	10.00	10.15	0.00
ProFund VP UltraSmall-Cap	10.00	10.00	0.00
ProFund VP Utilities	10.00	11.84	0.00
Rydex VT Dynamic Dow Fund	10.00	11.66	0.00
Rydex VT Dynamic OTC Fund	10.00	10.14	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.34	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.57	0.00
Rydex VT U.S. Government Money Market Fund	9.78	10.02	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.97	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.77	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.11	15093.55
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.91	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.42	0.00

Table 2 – 3.55% Asset Charge

Base Contract with Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
AIM V.I. Basic Value Series II	10.00	10.48	0.00
AIM V.I. Global Real Estate Series II	10.00	12.60	0.00
AIM V.I. International Growth Series II	10.00	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.27	0.00
Alger American Small Capitalization	10.00	10.17	0.00
American Century VP Income & Growth Fund	10.00	10.91	0.00
American Century VP International Fund	10.00	10.64	0.00
American Century VP Large Company Value Fund	10.00	11.01	0.00
American Century VP Mid Cap Value Fund	10.00	10.89	0.00
American Century VP Ultra Fund	10.00	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.01	0.00
DireXion Dynamic HY Bond Fund	10.00	10.09	0.00
DireXion Evolution Managed Bond Fund	10.00	10.03	0.00
DireXion Evolution Managed Equity Fund	10.00	9.70	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.02	0.00
Dreyfus VIF International Value Portfolio	10.00	10.46	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.00	9.76	0.00
PIMCO VIT All Asset Portfolio	10.00	10.71	0.00
PIMCO VIT High Yield Portfolio	10.00	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.10	0.00
PIMCO VIT Real Return Portfolio	10.00	10.02	0.00
PIMCO VIT Total Return Portfolio	10.00	10.22	0.00
ProFund Access VP High Yield	10.00	10.00	0.00
ProFund VP Asia 30	10.00	11.31	0.00
ProFund VP Banks	10.00	10.56	0.00
ProFund VP Basic Materials	10.00	9.79	0.00
ProFund VP Bear	10.00	9.32	0.00
ProFund VP Biotechnology	10.00	10.09	0.00
ProFund VP Bull	10.00	10.65	0.00
ProFund VP Consumer Goods	10.00	10.83	0.00
ProFund VP Consumer Services	10.00	10.67	0.00
ProFund VP Dow 30	10.00	11.15	0.00
ProFund VP Europe 30	10.00	10.28	0.00
ProFund VP Financials	10.00	10.85	0.00
ProFund VP Health Care	10.00	10.58	0.00
ProFund VP Industrials	10.00	9.92	0.00
ProFund VP Internet	10.00	9.88	0.00
ProFund VP Japan	10.00	10.21	0.00
ProFund VP Large-Cap Growth	10.00	10.50	0.00
ProFund VP Large-Cap Value	10.00	10.76	0.00
ProFund VP Mid-Cap Growth	10.00	9.58	0.00
ProFund VP Mid-Cap Value	10.00	9.94	0.00
ProFund VP Money Market	10.00	10.02	0.00
ProFund VP Oil & Gas	10.00	10.22	0.00
ProFund VP OTC	10.00	10.10	0.00
ProFund VP Pharmaceuticals	10.00	10.79	0.00
ProFund VP Precious Metals	10.00	8.55	0.00
ProFund VP Real Estate	10.00	11.82	0.00
ProFund VP Rising Rates Opportunity	10.00	9.15	0.00
ProFund VP Semiconductor	10.00	8.97	0.00
ProFund VP Short Dow 30	10.00	9.18	0.00
ProFund VP Short Mid-Cap	10.00	10.08	0.00
ProFund VP Short OTC	10.00	9.73	0.00
ProFund VP Short Small-Cap	10.00	9.67	0.00
ProFund VP Small-Cap	10.00	9.95	0.00
ProFund VP Small-Cap Growth	10.00	9.64	0.00
ProFund VP Small-Cap Value	10.00	10.09	0.00
ProFund VP Technology	10.00	10.24	0.00
ProFund VP Telecommunications	10.00	11.70	0.00
ProFund VP U.S. Government Plus	10.00	10.83	0.00
ProFund VP UltraBull	10.00	11.17	0.00
ProFund VP UltraMid-Cap	10.00	9.35	0.00
ProFund VP UltraOTC	10.00	10.00	0.00
ProFund VP UltraSmall-Cap	10.00	9.85	0.00
ProFund VP Utilities	10.00	11.66	0.00
Rydex VT Dynamic Dow Fund	10.00	11.49	0.00
Rydex VT Dynamic OTC Fund	10.00	9.99	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.18	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.45	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.61	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	10.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.75	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.24	0.00

APPENDIX I

Five for Life Plus – Examples

Basic Calculations

Example 1: Assume You select the Five for Life Plus rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

•        Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.

•        Your Guaranteed Payment Amount (GPA) is $7,000, which is 7% of Your initial GPB.

•        Your Lifetime Payment Amount (LPA) is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1.  If You make an additional premium payment of $50,000, then:

•        Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).

•        Your GPA is $10,500, which is Your prior GPA ($7,000) plus 7% of Your additional premium payment ($3,500).

•        Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1.  If You withdraw the maximum LPA ($5,000) before the end of the first contract year, then

•        Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the LPA withdrawal ($5,000).

•        Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

•        Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.

•        GPB is $100,000, which was Your initial premium.

•        GPA is $7,000, which is 7% of Your initial GPB.

•        Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $7,000, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

•        Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1.  If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GPB is $40,000, which is the lesser of Your new accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).

•        Your GPA is $6,300, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your Accumulation Value ($90,000) and Your GPB ($40,000) after the withdrawal.

•        Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your Accumulation Value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1.  If You withdraw $40,000 and Your Accumulation Value is $90,000 at the time of withdrawal, then

•        Your GPB is $50,000, which is the lesser of Your new Accumulation Value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $4,200, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your Accumulation Value ($50,000) and Your GPB ($50,000) after the withdrawal.

•        Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your Accumulation Value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to “Step-Up” Your benefit after the 1st contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the first year the rider has been in force, and Your Accumulation Value at the time of step up is $120,000, then

•        Your GPB is $120,000, which is Your Accumulation Value on the Step-Up Date.

•        Your new GPA is $8,400, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($120,000).

•        Your new LPA is $6,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($120,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000.  If You elect to “Step-Up” Your benefit after the 5th contract anniversary and Your Accumulation Value at the time of step up is $90,000, then

•        Your GPB is $90,000, which is Your Accumulation Value on the Step-Up Date.

•        Your new GPA is $7,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($90,000).

•        Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then

•        Your GPB is $102,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB ($100,000).

•        Your GPA is $7,140, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($102,000).

•        Your LPA is $5,100, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1.  If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then

•        Your GPB is $97,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB ($100,000).

•        Your GPA is $7,000, which is the greater of Your GPA prior to the Bonus Credit ($7,000) and 7% of Your current GPB ($97,000).

•        Your LPA is $5,000, which is the greater of Your LPA prior to the Bonus Credit ($5,000) and 5% of Your current GPB ($97,000).

Example 12:  Assume the same facts as in Example 11.  Since You took a withdrawal in year 1, You would not get a bonus credit in year 1.  Since You did not take a withdrawal in y ear 2, You would receive a bonus credit in year 2.  Now assume You took a withdrawal in year 3 for $50,000.  You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples

Example 13: Assume the same facts as in Example 1, except the issue age is 60.  Since the issue age is 60, the LPA would not calculate for 5 years (until age 65).  Assume You take withdrawals of $5,000 each of the first 5 years, then

•        Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 years.

•        Your GPA is $7,000, which is Your initial GPA ($7,000), since You have not taken more than Your GPA in any contract year.

•        Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13.  If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and

•        Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

•        Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).

•        Your LPA is $3,550, which is 5% times Your GPB ($71,000).

Appendix II

GMIB Plus Rider

Example 1:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder wishes to annuitize for a life payout option.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$100,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$485.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Ratchet Benefit	$125,000
	GMIB Accumulation Value (greater of roll-up and ratchet benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$622.24

 Example 2:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$140,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$679.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Ratchet Benefit	$190,000
	GMIB Accumulation Value (greater of roll-up and ratchet benefit)	$190,000
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$725.80

	Monthly Income Payment (greatest income payment)	$725.80

Example 3:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$150,000.00
	Base Contract Income Factor	4.85
	Base Contract Monthly Income Payment	$727.50

	GMIB Roll-Up Benefit	$162,889
	GMIB Ratchet Benefit	$160,000
	GMIB Accumulation Value (greater of roll-up and ratchet benefit)	$162,889
	GMIB Income Factor	3.82
	GMIB Monthly Income Payment	$622.24

	Monthly Income Payment (greatest income payment)	$727.50

Example 4:  Assumes a 55 year old male elects the GMIB Plus Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$90,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$100,000.00

Example 5:  Assumes the same facts as Example 4.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$150,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal office at:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC  20549-0102.

SEC File No. 811-07772

vector_sai.htm - Midland National Life Insurance Company

 STATEMENT OF ADDITIONAL INFORMATION FOR THE
VECTOR VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565(toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector Variable Annuity (“contract”) offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2011, by contacting Us at our Principal Office using the above address and phone numbers.  Terms used in the current Prospectus for the contract are incorporated in this document.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.

Dated May 1, 2011

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACT

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.  A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

•        Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The current daily charge for the basic contract, without the optional riders, is 0.004247 which is an effective annual rate of 1.55% for contracts with an accumulation value between $0 - $24,999; 0.003836 which is an annual rate of 1.40% for contracts with an accumulation value between $25,000 - $99,999 and 0.003562 which is an annual rate of 1.30% for contracts with an accumulation value of $100,000 and over.  This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.  The daily current charge, for a contract with the highest combination of riders allowed (2.0% total charges), is 0.009726% which is an effective annual rate of 3.55% for contacts with an accumulation value between $0 - $24,999; 0.009315 which is an annual rate of 3.40 for contracts with an accumulation value between $25,000 - $99,999 and 0.009041 which is an annual rate of 3.30% for contracts with an accumulation value of $100,000 and over.

•    Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10.  The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) =  the Annuity Unit Value for the preceding business day.

(2) =  the net investment factor (as described above) for that division on that business day.

(3) =  the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively called “the money market investment division” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:     a =     net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.

                   b =    expenses accrued for the period (net of reimbursements).

                   c =     the average daily number of units outstanding during the period.

                   d =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:            P =        a hypothetical initial payment of $1,000

                         T =        average annual total return

                         n =        number of years

        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $19,450 so it is calculated as 0.15% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders have been selected.  Accordingly, Midland may disclose the following types of average annual total return:

1.      The contract is surrendered and has highest possible combination of riders;

2.      The contract is surrendered, but no optional riders are selected;

3.      The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;

4.      The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and

5.      The contract is not surrendered, and neither the varying optional Extra Credit Rider nor any other optional riders are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown.  Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%.  The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:          CTR =     the cumulative total return net of investment division recurring charges for the period.

                       ERV =     ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                       P      =     an assumed initial payment of $1,000.

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $19,450 so it is calculated as $30/$19,450, or 0.15% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws.  In all events, a tax adviser should be consulted with and relied upon before You effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If Your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders or transfers You request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.  The value of enhanced death benefits may need to be considered in calculating minimum required distributions under all qualified contracts. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company”) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.

Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company*	Aggregate Amount of Underwriting Fee Paid to Sammons Securities Company**
2008	$956,960	$173,599
2009	$1,437,135	$104,194
2010	$65,670	$127,039

*Represents commissions paid on Vector variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification of firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain selling firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2010, We may have made such payments of up to $12,000.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets.  Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate.  The availability of certain contract rights and provisions depends on state approval and/or filing and review processes.  Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National.  As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2010, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

100 E. Wisconsin Ave., Suite 1800
Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 – 1.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract - No Riders
Access VP High Yield	11.41	13.09	815.72
Adaptive Allocation Portfolio	9.25	10.69	4,314.03
Alger Small Cap Growth Portfolio	12.97	16.02	0.00
American Century VP Income & Growth Fund	9.48	10.65	935.23
American Century VP International Fund	12.59	14.05	40.65
American Century VP Large Company Value Fund	8.73	9.54	2,272.17
American Century VP Mid Cap Value Fund	11.71	13.74	0.00
American Century VP Ultra Fund	8.70	9.93	279.45
Chariot Absolute Return All Opportunities[1]	9.82	9.73	2,162.38
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.42	7.10	380.72
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	9.05	10.22	0.00
Direxion Dynamic HY Bond Fund	9.49	9.73	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.48	10.71	0.00
Dreyfus VIF Appreciation Portfolio	9.84	11.16	208.44
Dreyfus VIF International Value Portfolio	8.64	8.88	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.94	10.19	954.63
Invesco V.I. Basic Value[4]	7.34	7.74	0.00
Invesco V.I. Global Real Estate[5]	8.37	9.67	493.39
Invesco V.I. International Growth[6]	9.72	10.79	1,323.68
Invesco V.I. Mid Cap Core Equity[7]	10.11	11.34	663.11
Invesco Van Kampen V.I Growth and Income Portfolio[8]	9.02	9.98	539.27
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.18	11.07	0.00
PIMCO VIT All Asset Portfolio	11.50	12.82	1,444.23
PIMCO VIT High Yield Portfolio	11.18	12.61	17,461.77
PIMCO VIT Low Duration Portfolio	11.87	12.32	3,498.75
PIMCO VIT Real Return Portfolio	11.83	12.60	753.89
PIMCO VIT Total Return Portfolio	12.87	13.71	3,350.35
ProFund VP Asia 30	12.33	13.85	0.00
ProFund VP Banks	3.80	4.06	3,529.17
ProFund VP Basic Materials	9.82	12.56	3,400.82
ProFund VP Bear	9.20	7.46	0.00
ProFund VP Biotechnology	10.25	10.62	0.00
ProFund VP Bull	8.31	9.22	3,847.39
ProFund VP Consumer Goods	10.10	11.68	275.67
ProFund VP Consumer Services	8.54	10.23	2,715.07
ProFund VP Dow 30	9.11	9.91	463.35
ProFund VP Emerging Markets	7.95	8.60	0.00
ProFund VP Europe 30	8.48	8.58	64.67
ProFund VP Falling U.S. Dollar	9.47	9.09	0.00
ProFund VP Financials	4.86	5.31	0.00
ProFund VP Health Care	9.92	10.06	54.56
ProFund VP Industrials	7.96	9.71	227.68
ProFund VP International	6.58	6.99	0.00
ProFund VP Internet	10.35	13.81	1,253.00
ProFund VP Japan	5.83	5.38	387.46
ProFund VP Large-Cap Growth	9.14	10.20	791.07
ProFund VP Large-Cap Value	7.46	8.30	9,143.58
ProFund VP Mid-Cap	7.96	9.73	0.00
ProFund VP Mid-Cap Growth	8.81	11.16	779.81
ProFund VP Mid-Cap Value	8.14	9.66	1,271.34
ProFund VP Money Market	10.20	10.06	44,039.00
ProFund VP NASDAQ-100	10.10	11.78	3,037.55
ProFund VP Oil & Gas	9.59	11.13	2,569.57
ProFund VP Pharmaceuticals	10.10	10.01	0.00
ProFund VP Precious Metals	9.54	12.50	1,137.83
ProFund VP Real Estate	6.94	8.53	0.00
ProFund VP Rising Rates Opportunity	6.92	5.73	6,641.50
ProFund VP Semiconductor	7.69	8.52	0.00
ProFund VP Short Dow 30	8.14	6.27	0.00
ProFund VP Short Emerging Markets	6.51	5.24	2,716.93
ProFund VP Short International	9.57	8.05	0.00
ProFund VP Short Mid-Cap	8.12	5.93	0.00
ProFund VP Short NASDAQ-100	7.36	5.72	0.00
ProFund VP Short Small-Cap	8.25	5.78	173.35
ProFund VP Small-Cap	7.71	9.48	0.00
ProFund VP Small-Cap Growth	8.12	10.07	782.33
ProFund VP Small-Cap Value	7.60	9.15	242.95
ProFund VP Technology	10.23	11.18	0.00
ProFund VP Telecommunications	8.68	9.90	0.00
ProFund VP U.S. Government Plus	11.70	12.71	445.85
ProFund VP UltraBull	5.16	6.22	7,671.74
ProFund VP UltraMid-Cap	5.20	7.67	3,476.52
ProFund VP UltraNASDAQ-100	7.47	9.96	0.00
ProFund VP UltraShort Dow 30	7.31	4.77	0.00
ProFund VP UltraShort NASDAQ-100	6.24	3.63	776.86
ProFund VP UltraSmall-Cap	3.94	5.77	4,740.47
ProFund VP Utilities	10.08	10.53	0.00
Rydex VT Dow 2x Strategy Fund	31.67	38.91	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.66	4.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.43	10.04	0.00
Rydex VT S&P 500 2x Strategy Fund	5.12	6.34	0.00
Rydex VT U.S. Government Money Market Fund	10.27	10.13	9,752.84
UIF Emerging Markets Debt Portfolio[10]	12.15	13.14	874.56
UIF Emerging Markets Equity Portfolio[11]	11.00	12.90	2,145.87
UIF Mid Cap Growth Portfolio[12]	9.76	12.73	1,075.23
UIF U.S. Real Estate Portfolio[13]	7.83	10.01	734.94
Van Eck VIP Global Hard Assets Fund[14]	11.64	14.77	1,778.95

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 2 – 1.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with GMDB Rider with 3% Roll Up
Access VP High Yield	11.39	13.06	0.00
Adaptive Allocation Portfolio	9.24	10.67	0.00
Alger Small Cap Growth Portfolio	14.36	17.74	0.00
American Century VP Income & Growth Fund	9.84	11.04	0.00
American Century VP International Fund	13.25	14.77	0.00
American Century VP Large Company Value Fund	8.71	9.51	0.00
American Century VP Mid Cap Value Fund	11.69	13.70	0.00
American Century VP Ultra Fund	8.67	9.90	0.00
Chariot Absolute Return All Opportunities[1]	9.81	9.72	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.41	7.09	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	9.04	10.19	0.00
Direxion Dynamic HY Bond Fund	9.47	9.71	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.47	10.69	0.00
Dreyfus VIF Appreciation Portfolio	9.82	11.14	0.00
Dreyfus VIF International Value Portfolio	8.62	8.85	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.92	10.16	0.00
Invesco V.I. Basic Value[4]	7.33	7.73	0.00
Invesco V.I. Global Real Estate[5]	8.35	9.65	0.00
Invesco V.I. International Growth[6]	9.70	10.77	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.09	11.32	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	9.01	9.96	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.17	11.04	0.00
PIMCO VIT All Asset Portfolio	11.48	12.79	0.00
PIMCO VIT High Yield Portfolio	11.16	12.58	0.00
PIMCO VIT Low Duration Portfolio	11.85	12.29	0.00
PIMCO VIT Real Return Portfolio	11.81	12.57	0.00
PIMCO VIT Total Return Portfolio	12.85	13.68	0.00
ProFund VP Asia 30	12.30	13.81	0.00
ProFund VP Banks	3.79	4.05	0.00
ProFund VP Basic Materials	9.80	12.53	0.00
ProFund VP Bear	9.18	7.44	0.00
ProFund VP Biotechnology	10.23	10.60	0.00
ProFund VP Bull	8.29	9.20	0.00
ProFund VP Consumer Goods	10.08	11.66	0.00
ProFund VP Consumer Services	8.53	10.20	0.00
ProFund VP Dow 30	9.10	9.88	0.00
ProFund VP Emerging Markets	7.94	8.59	0.00
ProFund VP Europe 30	8.47	8.56	0.00
ProFund VP Falling U.S. Dollar	9.46	9.08	0.00
ProFund VP Financials	4.85	5.30	0.00
ProFund VP Health Care	9.91	10.04	0.00
ProFund VP Industrials	7.94	9.69	0.00
ProFund VP International	6.57	6.98	0.00
ProFund VP Internet	10.34	13.78	0.00
ProFund VP Japan	5.82	5.36	0.00
ProFund VP Large-Cap Growth	9.12	10.18	0.00
ProFund VP Large-Cap Value	7.44	8.28	0.00
ProFund VP Mid-Cap	7.95	9.72	0.00
ProFund VP Mid-Cap Growth	8.80	11.14	0.00
ProFund VP Mid-Cap Value	8.12	9.64	0.00
ProFund VP Money Market	10.18	10.04	0.00
ProFund VP NASDAQ-100	10.08	11.75	0.00
ProFund VP Oil & Gas	9.57	11.11	0.00
ProFund VP Pharmaceuticals	10.08	9.99	0.00
ProFund VP Precious Metals	9.52	12.48	0.00
ProFund VP Real Estate	6.93	8.51	0.00
ProFund VP Rising Rates Opportunity	6.90	5.71	0.00
ProFund VP Semiconductor	7.67	8.50	0.00
ProFund VP Short Dow 30	8.12	6.26	0.00
ProFund VP Short Emerging Markets	6.51	5.23	0.00
ProFund VP Short International	9.56	8.04	0.00
ProFund VP Short Mid-Cap	8.10	5.92	0.00
ProFund VP Short NASDAQ-100	7.34	5.70	0.00
ProFund VP Short Small-Cap	8.23	5.77	0.00
ProFund VP Small-Cap	7.69	9.46	0.00
ProFund VP Small-Cap Growth	8.11	10.05	0.00
ProFund VP Small-Cap Value	7.59	9.13	0.00
ProFund VP Technology	10.22	11.15	0.00
ProFund VP Telecommunications	8.67	9.88	0.00
ProFund VP U.S. Government Plus	11.68	12.68	0.00
ProFund VP UltraBull	5.15	6.21	0.00
ProFund VP UltraMid-Cap	5.19	7.65	0.00
ProFund VP UltraNASDAQ-100	7.46	9.94	0.00
ProFund VP UltraShort Dow 30	7.30	4.77	0.00
ProFund VP UltraShort NASDAQ-100	6.23	3.62	0.00
ProFund VP UltraSmall-Cap	3.94	5.76	0.00
ProFund VP Utilities	10.06	10.51	0.00
Rydex VT Dow 2x Strategy Fund	31.61	38.82	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.64	4.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.42	10.01	0.00
Rydex VT S&P 500 2x Strategy Fund	5.11	6.32	0.00
Rydex VT U.S. Government Money Market Fund	10.02	9.87	0.00
UIF Emerging Markets Debt Portfolio[10]	12.12	13.11	0.00
UIF Emerging Markets Equity Portfolio[11]	10.98	12.87	0.00
UIF Mid Cap Growth Portfolio[12]	9.74	12.70	0.00
UIF U.S. Real Estate Portfolio[13]	7.82	9.98	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.62	14.74	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 3 – 1.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with GMDB Rider with 3% Roll Up
Access VP High Yield	11.37	13.03	0.00
Adaptive Allocation Portfolio	9.23	10.65	0.00
Alger Small Cap Growth Portfolio	11.00	13.58	0.00
American Century VP Income & Growth Fund	8.55	9.59	0.00
American Century VP International Fund	10.96	12.21	0.00
American Century VP Large Company Value Fund	8.55	9.34	0.00
American Century VP Mid Cap Value Fund	11.05	12.96	0.00
American Century VP Ultra Fund	8.86	10.11	0.00
Chariot Absolute Return All Opportunities[1]	9.81	9.71	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.39	7.07	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	9.02	10.17	0.00
Direxion Dynamic HY Bond Fund	9.45	9.68	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.45	10.66	0.00
Dreyfus VIF Appreciation Portfolio	9.80	11.11	0.00
Dreyfus VIF International Value Portfolio	8.60	8.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.51	9.63	0.00
Invesco V.I. Basic Value[4]	7.32	7.71	0.00
Invesco V.I. Global Real Estate[5]	8.34	9.63	0.00
Invesco V.I. International Growth[6]	9.68	10.74	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.07	11.29	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.99	9.94	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.15	11.01	0.00
PIMCO VIT All Asset Portfolio	11.46	12.76	0.00
PIMCO VIT High Yield Portfolio	11.14	12.55	0.00
PIMCO VIT Low Duration Portfolio	11.83	12.26	0.00
PIMCO VIT Real Return Portfolio	11.79	12.54	0.00
PIMCO VIT Total Return Portfolio	12.83	13.65	0.00
ProFund VP Asia 30	12.28	13.78	0.00
ProFund VP Banks	3.78	4.04	0.00
ProFund VP Basic Materials	9.78	12.50	0.00
ProFund VP Bear	9.17	7.42	0.00
ProFund VP Biotechnology	10.21	10.57	0.00
ProFund VP Bull	8.28	9.18	0.00
ProFund VP Consumer Goods	10.06	11.63	0.00
ProFund VP Consumer Services	8.51	10.18	0.00
ProFund VP Dow 30	9.08	9.86	0.00
ProFund VP Emerging Markets	7.93	8.58	0.00
ProFund VP Europe 30	8.45	8.54	0.00
ProFund VP Falling U.S. Dollar	9.45	9.06	0.00
ProFund VP Financials	4.84	5.29	0.00
ProFund VP Health Care	9.89	10.02	0.00
ProFund VP Industrials	7.93	9.66	0.00
ProFund VP International	6.56	6.97	0.00
ProFund VP Internet	10.32	13.75	0.00
ProFund VP Japan	5.81	5.35	0.00
ProFund VP Large-Cap Growth	9.11	10.15	0.00
ProFund VP Large-Cap Value	7.43	8.26	0.00
ProFund VP Mid-Cap	7.94	9.70	0.00
ProFund VP Mid-Cap Growth	8.78	11.11	0.00
ProFund VP Mid-Cap Value	8.11	9.62	0.00
ProFund VP Money Market	10.16	10.01	0.00
ProFund VP NASDAQ-100	10.06	11.72	0.00
ProFund VP Oil & Gas	9.55	11.08	0.00
ProFund VP Pharmaceuticals	10.07	9.96	0.00
ProFund VP Precious Metals	9.50	12.45	0.00
ProFund VP Real Estate	6.92	8.49	0.00
ProFund VP Rising Rates Opportunity	6.89	5.70	0.00
ProFund VP Semiconductor	7.66	8.48	0.00
ProFund VP Short Dow 30	8.11	6.24	0.00
ProFund VP Short Emerging Markets	6.50	5.22	0.00
ProFund VP Short International	9.55	8.03	0.00
ProFund VP Short Mid-Cap	8.09	5.91	0.00
ProFund VP Short NASDAQ-100	7.33	5.69	0.00
ProFund VP Short Small-Cap	8.22	5.75	0.00
ProFund VP Small-Cap	7.68	9.44	0.00
ProFund VP Small-Cap Growth	8.09	10.02	0.00
ProFund VP Small-Cap Value	7.57	9.11	0.00
ProFund VP Technology	10.20	11.12	0.00
ProFund VP Telecommunications	8.65	9.86	0.00
ProFund VP U.S. Government Plus	11.66	12.65	0.00
ProFund VP UltraBull	5.15	6.19	0.00
ProFund VP UltraMid-Cap	5.18	7.63	0.00
ProFund VP UltraNASDAQ-100	7.44	9.91	0.00
ProFund VP UltraShort Dow 30	7.29	4.76	0.00
ProFund VP UltraShort NASDAQ-100	6.22	3.62	0.00
ProFund VP UltraSmall-Cap	3.93	5.74	0.00
ProFund VP Utilities	10.04	10.48	0.00
Rydex VT Dow 2x Strategy Fund	31.55	38.73	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.63	4.55	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.41	9.99	0.00
Rydex VT S&P 500 2x Strategy Fund	5.10	6.31	0.00
Rydex VT U.S. Government Money Market Fund	10.32	10.17	0.00
Emerging Markets Debt Portfolio[10]	12.10	13.08	0.00
UIF Emerging Markets Equity Portfolio[11]	10.96	12.84	0.00
UIF Mid Cap Growth Portfolio[12]	9.73	12.67	0.00
UIF U.S. Real Estate Portfolio[13]	7.81	9.96	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.60	14.70	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 4 – 1.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract wit h 0.85% M&E and GMDB Rider with Annual Step-Up Base Contract with 1.10% M&E
Access VP High Yield	11.34	13.00	312.48
Adaptive Allocation Portfolio	9.21	10.63	0.00
Alger Small Cap Growth Portfolio	14.25	17.58	0.00
American Century VP Income & Growth Fund	9.76	10.95	0.00
American Century VP International Fund	13.14	14.64	22.40
American Century VP Large Company Value Fund	8.66	9.45	0.00
American Century VP Mid Cap Value Fund	11.63	13.62	0.00
American Century VP Ultra Fund	8.63	9.84	0.00
Chariot Absolute Return All Opportunities[1]	9.81	9.71	878.48
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.38	7.05	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	9.00	10.15	0.00
Direxion Dynamic HY Bond Fund	9.44	9.66	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.43	10.64	0.00
Dreyfus VIF Appreciation Portfolio	9.79	11.08	0.00
Dreyfus VIF International Value Portfolio	8.59	8.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.88	10.10	0.00
Invesco V.I. Basic Value[4]	7.30	7.69	0.00
Invesco V.I. Global Real Estate[5]	8.32	9.60	51.31
Invesco V.I. International Growth[6]	9.67	10.72	32.76
Invesco V.I. Mid Cap Core Equity[7]	10.05	11.26	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.97	9.91	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.13	10.99	0.00
PIMCO VIT All Asset Portfolio	11.44	12.73	0.00
PIMCO VIT High Yield Portfolio	11.12	12.52	3,425.15
PIMCO VIT Low Duration Portfolio	11.81	12.23	2,736.16
PIMCO VIT Real Return Portfolio	11.77	12.51	3,339.00
PIMCO VIT Total Return Portfolio	12.80	13.61	4,872.26
ProFund VP Asia 30	12.26	13.75	580.53
ProFund VP Banks	3.78	4.03	353.22
ProFund VP Basic Materials	9.76	12.47	549.18
ProFund VP Bear	9.15	7.41	0.00
ProFund VP Biotechnology	10.19	10.55	0.00
ProFund VP Bull	8.26	9.16	5,331.76
ProFund VP Consumer Goods	10.04	11.60	875.11
ProFund VP Consumer Services	8.50	10.15	354.69
ProFund VP Dow 30	9.06	9.84	0.00
ProFund VP Emerging Markets	7.92	8.56	861.99
ProFund VP Europe 30	8.44	8.52	446.57
ProFund VP Falling U.S. Dollar	9.44	9.05	0.00
ProFund VP Financials	4.83	5.28	0.00
ProFund VP Health Care	9.87	9.99	0.00
ProFund VP Industrials	7.91	9.64	413.41
ProFund VP International	6.56	6.96	0.00
ProFund VP Internet	10.30	13.72	599.84
ProFund VP Japan	5.80	5.34	174.63
ProFund VP Large-Cap Growth	9.09	10.13	389.50
ProFund VP Large-Cap Value	7.42	8.24	3,846.19
ProFund VP Mid-Cap	7.93	9.69	4,797.16
ProFund VP Mid-Cap Growth	8.77	11.08	1,674.65
ProFund VP Mid-Cap Value	8.09	9.60	100.30
ProFund VP Money Market	10.15	9.99	45,647.82
ProFund VP NASDAQ-100	10.05	11.70	4,260.51
ProFund VP Oil & Gas	9.53	11.05	1,527.42
ProFund VP Pharmaceuticals	10.05	9.94	210.67
ProFund VP Precious Metals	9.49	12.42	7,533.58
ProFund VP Real Estate	6.90	8.47	175.62
ProFund VP Rising Rates Opportunity	6.88	5.69	692.34
ProFund VP Semiconductor	7.64	8.46	0.00
ProFund VP Short Dow 30	8.09	6.23	0.00
ProFund VP Short Emerging Markets	6.49	5.22	177.16
ProFund VP Short International	9.54	8.01	0.00
ProFund VP Short Mid-Cap	8.07	5.89	0.00
ProFund VP Short NASDAQ-100	7.32	5.68	0.00
ProFund VP Short Small-Cap	8.20	5.74	0.00
ProFund VP Small-Cap	7.66	9.42	4,905.34
ProFund VP Small-Cap Growth	8.08	10.00	1,519.60
ProFund VP Small-Cap Value	7.56	9.09	823.84
ProFund VP Technology	10.18	11.10	0.00
ProFund VP Telecommunications	8.63	9.83	0.00
ProFund VP U.S. Government Plus	11.64	12.62	0.00
ProFund VP UltraBull	5.14	6.18	1,342.60
ProFund VP UltraMid-Cap	5.17	7.62	737.88
ProFund VP UltraNASDAQ-100	7.43	9.89	0.00
ProFund VP UltraShort Dow 30	7.28	4.75	0.00
ProFund VP UltraShort NASDAQ-100	6.22	3.61	0.00
ProFund VP UltraSmall-Cap	3.92	5.73	494.14
ProFund VP Utilities	10.03	10.46	0.00
Rydex VT Dow 2x Strategy Fund	31.50	38.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.62	4.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.39	9.97	0.00
Rydex VT S&P 500 2x Strategy Fund	5.09	6.29	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.79	3,523.39
UIF Emerging Markets Debt Portfolio[10]	12.08	13.05	0.00
UIF Emerging Markets Equity Portfolio[11]	10.94	12.81	753.35
UIF Mid Cap Growth Portfolio[12]	9.71	12.64	0.00
UIF U.S. Real Estate Portfolio[13]	7.79	9.94	149.29
Van Eck VIP Global Hard Assets Fund[14]	11.58	14.67	597.90

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 5 – 1.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll-Up Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.85% M&E and Estate Planning Rider
Access VP High Yield	11.32	12.97	0.00
Adaptive Allocation Portfolio	9.20	10.61	0.00
Alger Small Cap Growth Portfolio	10.95	13.51	0.00
American Century VP Income & Growth Fund	8.51	9.53	0.00
American Century VP International Fund	10.91	12.15	0.00
American Century VP Large Company Value Fund	8.52	9.29	0.00
American Century VP Mid Cap Value Fund	11.01	12.89	0.00
American Century VP Ultra Fund	8.82	10.05	0.00
Chariot Absolute Return All Opportunities[1]	9.81	9.70	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.37	7.04	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.99	10.12	0.00
Direxion Dynamic HY Bond Fund	9.42	9.64	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.42	10.61	0.00
Dreyfus VIF Appreciation Portfolio	9.77	11.06	0.00
Dreyfus VIF International Value Portfolio	8.57	8.79	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.48	9.58	0.00
Invesco V.I. Basic Value[4]	7.29	7.67	0.00
Invesco V.I. Global Real Estate[5]	8.30	9.58	0.00
Invesco V.I. International Growth[6]	9.65	10.69	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.03	11.24	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.96	9.89	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.12	10.96	0.00
PIMCO VIT All Asset Portfolio	11.42	12.70	0.00
PIMCO VIT High Yield Portfolio	11.10	12.49	9,093.27
PIMCO VIT Low Duration Portfolio	11.79	12.20	0.00
PIMCO VIT Real Return Portfolio	11.74	12.48	0.00
PIMCO VIT Total Return Portfolio	12.78	13.58	0.00
ProFund VP Asia 30	12.24	13.72	0.00
ProFund VP Banks	3.77	4.02	0.00
ProFund VP Basic Materials	9.75	12.44	0.00
ProFund VP Bear	9.13	7.39	0.00
ProFund VP Biotechnology	10.17	10.52	0.00
ProFund VP Bull	8.25	9.14	0.00
ProFund VP Consumer Goods	10.02	11.57	7,542.33
ProFund VP Consumer Services	8.48	10.13	0.00
ProFund VP Dow 30	9.05	9.81	0.00
ProFund VP Emerging Markets	7.91	8.55	0.00
ProFund VP Europe 30	8.42	8.50	0.00
ProFund VP Falling U.S. Dollar	9.43	9.04	0.00
ProFund VP Financials	4.82	5.26	0.00
ProFund VP Health Care	9.85	9.97	0.00
ProFund VP Industrials	7.90	9.62	0.00
ProFund VP International	6.55	6.95	0.00
ProFund VP Internet	10.28	13.68	6,274.51
ProFund VP Japan	5.79	5.33	0.00
ProFund VP Large-Cap Growth	9.07	10.11	0.00
ProFund VP Large-Cap Value	7.40	8.22	0.00
ProFund VP Mid-Cap	7.92	9.67	0.00
ProFund VP Mid-Cap Growth	8.75	11.06	16,204.19
ProFund VP Mid-Cap Value	8.08	9.57	0.00
ProFund VP Money Market	10.13	9.97	0.00
ProFund VP NASDAQ-100	10.03	11.67	0.00
ProFund VP Oil & Gas	9.52	11.03	0.00
ProFund VP Pharmaceuticals	10.03	9.92	0.00
ProFund VP Precious Metals	9.47	12.39	0.00
ProFund VP Real Estate	6.89	8.45	0.00
ProFund VP Rising Rates Opportunity	6.86	5.67	0.00
ProFund VP Semiconductor	7.63	8.44	0.00
ProFund VP Short Dow 30	8.08	6.21	0.00
ProFund VP Short Emerging Markets	6.49	5.21	0.00
ProFund VP Short International	9.53	8.00	0.00
ProFund VP Short Mid-Cap	8.06	5.88	0.00
ProFund VP Short NASDAQ-100	7.30	5.66	0.00
ProFund VP Short Small-Cap	8.19	5.73	0.00
ProFund VP Small-Cap	7.65	9.40	0.00
ProFund VP Small-Cap Growth	8.06	9.98	13,873.48
ProFund VP Small-Cap Value	7.54	9.07	0.00
ProFund VP Technology	10.16	11.07	0.00
ProFund VP Telecommunications	8.62	9.81	0.00
ProFund VP U.S. Government Plus	11.62	12.59	0.00
ProFund VP UltraBull	5.13	6.16	0.00
ProFund VP UltraMid-Cap	5.16	7.60	0.00
ProFund VP UltraNASDAQ-100	7.41	9.87	0.00
ProFund VP UltraShort Dow 30	7.27	4.74	0.00
ProFund VP UltraShort NASDAQ-100	6.21	3.60	0.00
ProFund VP UltraSmall-Cap	3.91	5.72	0.00
ProFund VP Utilities	10.01	10.43	0.00
Rydex VT Dow 2x Strategy Fund	31.44	38.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.61	4.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.38	9.94	0.00
Rydex VT S&P 500 2x Strategy Fund	5.08	6.28	0.00
Rydex VT U.S. Government Money Market Fund	10.28	10.11	0.00
UIF Emerging Markets Debt Portfolio[10]	12.06	13.02	0.00
UIF Emerging Markets Equity Portfolio[11]	10.92	12.78	0.00
UIF Mid Cap Growth Portfolio[12]	9.69	12.61	0.00
UIF U.S. Real Estate Portfolio[13]	7.78	9.91	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.56	14.63	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 6 – 1.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.95 M&E and GMDB Rider with Annual Step Up
Access VP High Yield	11.30	12.94	0.00
Adaptive Allocation Portfolio	9.19	10.59	0.00
Alger Small Cap Growth Portfolio	18.59	22.92	0.00
American Century VP Income & Growth Fund	11.96	13.39	0.00
American Century VP International Fund	15.42	17.16	0.00
American Century VP Large Company Value Fund	8.62	9.40	0.00
American Century VP Mid Cap Value Fund	11.57	13.54	0.00
American Century VP Ultra Fund	8.59	9.78	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.69	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.36	7.02	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.97	10.10	0.00
Direxion Dynamic HY Bond Fund	9.40	9.62	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.40	10.59	0.00
Dreyfus VIF Appreciation Portfolio	9.75	11.03	2,710.21
Dreyfus VIF International Value Portfolio	8.56	8.77	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.85	10.04	0.00
Invesco V.I. Basic Value[4]	7.28	7.65	0.00
Invesco V.I. Global Real Estate[5]	8.29	9.56	0.00
Invesco V.I. International Growth[6]	9.63	10.67	0.00
Invesco V.I. Mid Cap Core Equity[7]	10.02	11.21	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.94	9.87	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.10	10.94	0.00
PIMCO VIT All Asset Portfolio	11.40	12.67	0.00
PIMCO VIT High Yield Portfolio	11.08	12.46	0.00
PIMCO VIT Low Duration Portfolio	11.77	12.17	586.03
PIMCO VIT Real Return Portfolio	11.72	12.45	555.56
PIMCO VIT Total Return Portfolio	12.76	13.55	562.73
ProFund VP Asia 30	12.21	13.68	0.00
ProFund VP Banks	3.76	4.01	0.00
ProFund VP Basic Materials	9.73	12.41	0.00
ProFund VP Bear	9.12	7.37	0.00
ProFund VP Biotechnology	10.15	10.50	0.00
ProFund VP Bull	8.23	9.12	0.00
ProFund VP Consumer Goods	10.00	11.55	0.00
ProFund VP Consumer Services	8.46	10.11	0.00
ProFund VP Dow 30	9.03	9.79	0.00
ProFund VP Emerging Markets	7.91	8.54	0.00
ProFund VP Europe 30	8.40	8.48	0.00
ProFund VP Falling U.S. Dollar	9.42	9.02	0.00
ProFund VP Financials	4.81	5.25	0.00
ProFund VP Health Care	9.83	9.95	0.00
ProFund VP Industrials	7.88	9.60	0.00
ProFund VP International	6.54	6.94	0.00
ProFund VP Internet	10.26	13.65	0.00
ProFund VP Japan	5.78	5.31	0.00
ProFund VP Large-Cap Growth	9.06	10.08	0.00
ProFund VP Large-Cap Value	7.39	8.20	0.00
ProFund VP Mid-Cap	7.92	9.66	0.00
ProFund VP Mid-Cap Growth	8.73	11.03	0.00
ProFund VP Mid-Cap Value	8.06	9.55	0.00
ProFund VP Money Market	10.11	9.94	11,581.69
ProFund VP NASDAQ-100	10.01	11.64	2,624.95
ProFund VP Oil & Gas	9.50	11.00	0.00
ProFund VP Pharmaceuticals	10.01	9.89	0.00
ProFund VP Precious Metals	9.45	12.36	0.00
ProFund VP Real Estate	6.88	8.44	0.00
ProFund VP Rising Rates Opportunity	6.85	5.66	0.00
ProFund VP Semiconductor	7.62	8.42	0.00
ProFund VP Short Dow 30	8.06	6.20	0.00
ProFund VP Short Emerging Markets	6.48	5.20	0.00
ProFund VP Short International	9.52	7.99	0.00
ProFund VP Short Mid-Cap	8.04	5.87	0.00
ProFund VP Short NASDAQ-100	7.29	5.65	0.00
ProFund VP Short Small-Cap	8.17	5.71	0.00
ProFund VP Small-Cap	7.64	9.37	0.00
ProFund VP Small-Cap Growth	8.05	9.95	0.00
ProFund VP Small-Cap Value	7.53	9.04	0.00
ProFund VP Technology	10.14	11.05	0.00
ProFund VP Telecommunications	8.60	9.79	0.00
ProFund VP U.S. Government Plus	11.60	12.56	0.00
ProFund VP UltraBull	5.12	6.15	0.00
ProFund VP UltraMid-Cap	5.15	7.58	0.00
ProFund VP UltraNASDAQ-100	7.40	9.84	0.00
ProFund VP UltraShort Dow 30	7.27	4.74	0.00
ProFund VP UltraShort NASDAQ-100	6.20	3.60	0.00
ProFund VP UltraSmall-Cap	3.91	5.70	0.00
ProFund VP Utilities	9.99	10.41	0.00
Rydex VT Dow 2x Strategy Fund	31.38	38.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.59	4.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.37	9.92	0.00
Rydex VT S&P 500 2x Strategy Fund	5.07	6.26	0.00
Rydex VT U.S. Government Money Market Fund	9.92	9.76	0.00
UIF Emerging Markets Debt Portfolio[10]	12.03	12.99	0.00
UIF Emerging Markets Equity Portfolio[11]	10.90	12.75	0.00
UIF Mid Cap Growth Portfolio[12]	9.67	12.58	0.00
UIF U.S. Real Estate Portfolio[13]	7.76	9.89	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.53	14.60	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 7 – 1.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.95% M&E and Estate Planning Rider
Access VP High Yield	11.28	12.91	0.00
Adaptive Allocation Portfolio	9.18	10.57	0.00
Alger Small Cap Growth Portfolio	14.08	17.35	0.00
American Century VP Income & Growth Fund	9.65	10.80	0.00
American Century VP International Fund	12.99	14.45	0.00
American Century VP Large Company Value Fund	8.60	9.37	0.00
American Century VP Mid Cap Value Fund	11.54	13.50	0.00
American Century VP Ultra Fund	8.57	9.75	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.69	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.35	7.00	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.95	10.07	0.00
Direxion Dynamic HY Bond Fund	9.38	9.59	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.38	10.56	0.00
Dreyfus VIF Appreciation Portfolio	9.73	11.01	0.00
Dreyfus VIF International Value Portfolio	8.54	8.75	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.83	10.01	0.00
Invesco V.I. Basic Value[4]	7.26	7.64	0.00
Invesco V.I. Global Real Estate[5]	8.27	9.54	0.00
Invesco V.I. International Growth[6]	9.61	10.64	574.02
Invesco V.I. Mid Cap Core Equity[7]	10.00	11.18	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.92	9.84	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.08	10.91	0.00
PIMCO VIT All Asset Portfolio	11.38	12.64	0.00
PIMCO VIT High Yield Portfolio	11.06	12.43	0.00
PIMCO VIT Low Duration Portfolio	11.74	12.14	0.00
PIMCO VIT Real Return Portfolio	11.70	12.42	0.00
PIMCO VIT Total Return Portfolio	12.73	13.52	0.00
ProFund VP Asia 30	12.19	13.65	0.00
ProFund VP Banks	3.76	4.00	0.00
ProFund VP Basic Materials	9.71	12.38	0.00
ProFund VP Bear	9.10	7.35	0.00
ProFund VP Biotechnology	10.14	10.47	0.00
ProFund VP Bull	8.22	9.10	0.00
ProFund VP Consumer Goods	9.98	11.52	0.00
ProFund VP Consumer Services	8.45	10.08	0.00
ProFund VP Dow 30	9.01	9.77	0.00
ProFund VP Emerging Markets	7.90	8.52	0.00
ProFund VP Europe 30	8.39	8.46	675.19
ProFund VP Falling U.S. Dollar	9.41	9.01	0.00
ProFund VP Financials	4.80	5.24	0.00
ProFund VP Health Care	9.82	9.92	0.00
ProFund VP Industrials	7.87	9.57	664.83
ProFund VP International	6.54	6.93	0.00
ProFund VP Internet	10.24	13.62	0.00
ProFund VP Japan	5.77	5.30	0.00
ProFund VP Large-Cap Growth	9.04	10.06	0.00
ProFund VP Large-Cap Value	7.37	8.19	0.00
ProFund VP Mid-Cap	7.91	9.64	0.00
ProFund VP Mid-Cap Growth	8.72	11.01	0.00
ProFund VP Mid-Cap Value	8.05	9.53	0.00
ProFund VP Money Market	10.09	9.92	0.00
ProFund VP NASDAQ-100	9.99	11.61	0.00
ProFund VP Oil & Gas	9.48	10.98	0.00
ProFund VP Pharmaceuticals	9.99	9.87	0.00
ProFund VP Precious Metals	9.43	12.33	0.00
ProFund VP Real Estate	6.86	8.42	0.00
ProFund VP Rising Rates Opportunity	6.84	5.65	0.00
ProFund VP Semiconductor	7.60	8.40	0.00
ProFund VP Short Dow 30	8.05	6.18	0.00
ProFund VP Short Emerging Markets	6.47	5.19	0.00
ProFund VP Short International	9.51	7.98	0.00
ProFund VP Short Mid-Cap	8.03	5.85	0.00
ProFund VP Short NASDAQ-100	7.28	5.64	0.00
ProFund VP Short Small-Cap	8.16	5.70	0.00
ProFund VP Small-Cap	7.62	9.35	0.00
ProFund VP Small-Cap Growth	8.03	9.93	0.00
ProFund VP Small-Cap Value	7.52	9.02	0.00
ProFund VP Technology	10.12	11.02	576.78
ProFund VP Telecommunications	8.59	9.77	0.00
ProFund VP U.S. Government Plus	11.57	12.53	0.00
ProFund VP UltraBull	5.11	6.13	0.00
ProFund VP UltraMid-Cap	5.14	7.56	0.00
ProFund VP UltraNASDAQ-100	7.39	9.82	0.00
ProFund VP UltraShort Dow 30	7.26	4.73	0.00
ProFund VP UltraShort NASDAQ-100	6.20	3.59	0.00
ProFund VP UltraSmall-Cap	3.90	5.69	0.00
ProFund VP Utilities	9.97	10.39	0.00
Rydex VT Dow 2x Strategy Fund	31.32	38.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.58	4.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.35	9.90	0.00
Rydex VT S&P 500 2x Strategy Fund	5.06	6.25	0.00
Rydex VT U.S. Government Money Market Fund	9.83	9.66	0.00
UIF Emerging Markets Debt Portfolio[10]	12.01	12.96	0.00
UIF Emerging Markets Equity Portfolio[11]	10.88	12.72	523.40
UIF Mid Cap Growth Portfolio[12]	9.65	12.56	0.00
UIF U.S. Real Estate Portfolio[13]	7.75	9.87	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.51	14.57	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 8 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E and GMDB Rider with 6% Roll-Up Base Contract with 1.10% M&E and GMDB Rider with 3% Roll-Up
Access VP High Yield	11.26	12.88	0.00
Adaptive Allocation Portfolio	9.16	10.55	0.00
Alger Small Cap Growth Portfolio	12.17	14.99	0.00
American Century VP Income & Growth Fund	8.82	9.87	0.00
American Century VP International Fund	11.62	12.91	0.00
American Century VP Large Company Value Fund	8.58	9.34	0.00
American Century VP Mid Cap Value Fund	11.51	13.46	0.00
American Century VP Ultra Fund	8.54	9.72	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.68	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.34	6.99	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.94	10.05	0.00
Direxion Dynamic HY Bond Fund	9.37	9.57	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.36	10.54	0.00
Dreyfus VIF Appreciation Portfolio	9.71	10.98	0.00
Dreyfus VIF International Value Portfolio	8.53	8.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.81	9.98	0.00
Invesco V.I. Basic Value[4]	7.25	7.62	0.00
Invesco V.I. Global Real Estate[5]	8.26	9.52	0.00
Invesco V.I. International Growth[6]	9.59	10.62	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.98	11.16	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.91	9.82	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.07	10.89	0.00
PIMCO VIT All Asset Portfolio	11.36	12.61	0.00
PIMCO VIT High Yield Portfolio	11.04	12.40	0.00
PIMCO VIT Low Duration Portfolio	11.72	12.12	0.00
PIMCO VIT Real Return Portfolio	11.68	12.39	0.00
PIMCO VIT Total Return Portfolio	12.71	13.49	0.00
ProFund VP Asia 30	12.17	13.62	0.00
ProFund VP Banks	3.75	3.99	0.00
ProFund VP Basic Materials	9.69	12.35	0.00
ProFund VP Bear	9.08	7.34	0.00
ProFund VP Biotechnology	10.12	10.45	0.00
ProFund VP Bull	8.20	9.07	0.00
ProFund VP Consumer Goods	9.97	11.49	0.00
ProFund VP Consumer Services	8.43	10.06	0.00
ProFund VP Dow 30	9.00	9.74	0.00
ProFund VP Emerging Markets	7.89	8.51	0.00
ProFund VP Europe 30	8.37	8.45	0.00
ProFund VP Falling U.S. Dollar	9.40	8.99	0.00
ProFund VP Financials	4.79	5.23	0.00
ProFund VP Health Care	9.80	9.90	0.00
ProFund VP Industrials	7.86	9.55	0.00
ProFund VP International	6.53	6.92	0.00
ProFund VP Internet	10.22	13.59	0.00
ProFund VP Japan	5.76	5.29	0.00
ProFund VP Large-Cap Growth	9.02	10.04	0.00
ProFund VP Large-Cap Value	7.36	8.17	0.00
ProFund VP Mid-Cap	7.90	9.63	0.00
ProFund VP Mid-Cap Growth	8.70	10.98	0.00
ProFund VP Mid-Cap Value	8.03	9.51	0.00
ProFund VP Money Market	10.07	9.90	0.00
ProFund VP NASDAQ-100	9.97	11.59	0.00
ProFund VP Oil & Gas	9.46	10.95	0.00
ProFund VP Pharmaceuticals	9.97	9.85	0.00
ProFund VP Precious Metals	9.42	12.30	0.00
ProFund VP Real Estate	6.85	8.40	0.00
ProFund VP Rising Rates Opportunity	6.83	5.63	0.00
ProFund VP Semiconductor	7.59	8.38	0.00
ProFund VP Short Dow 30	8.03	6.17	0.00
ProFund VP Short Emerging Markets	6.47	5.18	0.00
ProFund VP Short International	9.50	7.97	0.00
ProFund VP Short Mid-Cap	8.01	5.84	0.00
ProFund VP Short NASDAQ-100	7.26	5.62	0.00
ProFund VP Short Small-Cap	8.14	5.69	0.00
ProFund VP Small-Cap	7.61	9.33	0.00
ProFund VP Small-Cap Growth	8.02	9.91	0.00
ProFund VP Small-Cap Value	7.50	9.00	0.00
ProFund VP Technology	10.10	10.99	0.00
ProFund VP Telecommunications	8.57	9.74	0.00
ProFund VP U.S. Government Plus	11.55	12.50	0.00
ProFund VP UltraBull	5.10	6.12	0.00
ProFund VP UltraMid-Cap	5.13	7.54	0.00
ProFund VP UltraNASDAQ-100	7.37	9.80	0.00
ProFund VP UltraShort Dow 30	7.25	4.72	0.00
ProFund VP UltraShort NASDAQ-100	6.19	3.59	0.00
ProFund VP UltraSmall-Cap	3.89	5.68	0.00
ProFund VP Utilities	9.95	10.36	0.00
Rydex VT Dow 2x Strategy Fund	31.27	38.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.57	4.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.34	9.87	0.00
Rydex VT S&P 500 2x Strategy Fund	5.05	6.23	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.02	0.00
UIF Emerging Markets Debt Portfolio[10]	11.99	12.93	0.00
UIF Emerging Markets Equity Portfolio[11]	10.86	12.69	0.00
UIF Mid Cap Growth Portfolio[12]	9.64	12.53	0.00
UIF U.S. Real Estate Portfolio[13]	7.73	9.84	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.49	14.53	0.00
1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 9 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E and 3% Extra Credit Rider Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	11.24	12.85	0.00
Adaptive Allocation Portfolio	9.15	10.53	0.00
Alger Small Cap Growth Portfolio	13.97	17.19	3,221.32
American Century VP Income & Growth Fund	9.57	10.71	0.00
American Century VP International Fund	12.88	14.32	814.10
American Century VP Large Company Value Fund	8.56	9.31	0.00
American Century VP Mid Cap Value Fund	11.48	13.42	4,097.90
American Century VP Ultra Fund	8.52	9.70	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.67	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.32	6.97	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.92	10.03	4,685.06
Direxion Dynamic HY Bond Fund	9.35	9.55	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.35	10.51	0.00
Dreyfus VIF Appreciation Portfolio	9.70	10.96	189.05
Dreyfus VIF International Value Portfolio	8.51	8.71	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.79	9.95	0.00
Invesco V.I. Basic Value[4]	7.24	7.60	255.98
Invesco V.I. Global Real Estate[5]	8.24	9.49	0.00
Invesco V.I. International Growth[6]	9.58	10.59	4,941.95
Invesco V.I. Mid Cap Core Equity[7]	9.96	11.13	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.89	9.80	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.05	10.86	0.00
PIMCO VIT All Asset Portfolio	11.34	12.58	0.00
PIMCO VIT High Yield Portfolio	11.02	12.37	0.00
PIMCO VIT Low Duration Portfolio	11.70	12.09	733.36
PIMCO VIT Real Return Portfolio	11.66	12.37	0.00
PIMCO VIT Total Return Portfolio	12.69	13.46	2,971.50
ProFund VP Asia 30	12.15	13.59	0.00
ProFund VP Banks	3.74	3.98	436.45
ProFund VP Basic Materials	9.67	12.32	145.05
ProFund VP Bear	9.07	7.32	0.00
ProFund VP Biotechnology	10.10	10.42	0.00
ProFund VP Bull	8.19	9.05	2,781.31
ProFund VP Consumer Goods	9.95	11.47	0.00
ProFund VP Consumer Services	8.42	10.04	0.00
ProFund VP Dow 30	8.98	9.72	641.11
ProFund VP Emerging Markets	7.88	8.50	0.00
ProFund VP Europe 30	8.36	8.43	420.30
ProFund VP Falling U.S. Dollar	9.39	8.98	0.00
ProFund VP Financials	4.79	5.21	0.00
ProFund VP Health Care	9.78	9.88	168.92
ProFund VP Industrials	7.84	9.53	185.68
ProFund VP International	6.52	6.91	0.00
ProFund VP Internet	10.20	13.56	0.00
ProFund VP Japan	5.75	5.28	0.00
ProFund VP Large-Cap Growth	9.01	10.01	415.92
ProFund VP Large-Cap Value	7.35	8.15	246.84
ProFund VP Mid-Cap	7.89	9.61	0.00
ProFund VP Mid-Cap Growth	8.69	10.96	213.17
ProFund VP Mid-Cap Value	8.02	9.48	231.43
ProFund VP Money Market	10.05	9.88	4,603.20
ProFund VP NASDAQ-100	9.95	11.56	156.27
ProFund VP Oil & Gas	9.45	10.93	0.00
ProFund VP Pharmaceuticals	9.96	9.82	0.00
ProFund VP Precious Metals	9.40	12.27	135.71
ProFund VP Real Estate	6.84	8.38	0.00
ProFund VP Rising Rates Opportunity	6.81	5.62	0.00
ProFund VP Semiconductor	7.57	8.36	0.00
ProFund VP Short Dow 30	8.02	6.15	0.00
ProFund VP Short Emerging Markets	6.46	5.18	0.00
ProFund VP Short International	9.49	7.95	0.00
ProFund VP Short Mid-Cap	8.00	5.82	0.00
ProFund VP Short NASDAQ-100	7.25	5.61	0.00
ProFund VP Short Small-Cap	8.13	5.67	567.27
ProFund VP Small-Cap	7.59	9.31	170.26
ProFund VP Small-Cap Growth	8.00	9.88	231.49
ProFund VP Small-Cap Value	7.49	8.98	245.21
ProFund VP Technology	10.09	10.97	0.00
ProFund VP Telecommunications	8.55	9.72	0.00
ProFund VP U.S. Government Plus	11.53	12.47	0.00
ProFund VP UltraBull	5.09	6.11	0.00
ProFund VP UltraMid-Cap	5.12	7.53	0.00
ProFund VP UltraNASDAQ-100	7.36	9.78	0.00
ProFund VP UltraShort Dow 30	7.24	4.71	0.00
ProFund VP UltraShort NASDAQ-100	6.18	3.58	0.00
ProFund VP UltraSmall-Cap	3.89	5.66	0.00
ProFund VP Utilities	9.93	10.34	0.00
Rydex VT Dow 2x Strategy Fund	31.21	38.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.56	4.49	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.33	9.85	0.00
Rydex VT S&P 500 2x Strategy Fund	5.05	6.22	0.00
Rydex VT U.S. Government Money Market Fund	9.75	9.58	0.00
UIF Emerging Markets Debt Portfolio[10]	11.97	12.90	0.00
UIF Emerging Markets Equity Portfolio[11]	10.84	12.66	487.09
UIF Mid Cap Growth Portfolio[12]	9.62	12.50	0.00
UIF U.S. Real Estate Portfolio[13]	7.72	9.82	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.47	14.50	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 10 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E and Estate Planning Rider

Access VP High Yield	11.22	12.82	0.00
Adaptive Allocation Portfolio	9.14	10.51	2,107.33
Alger Small Cap Growth Portfolio	10.84	13.33	0.00
American Century VP Income & Growth Fund	8.42	9.41	3,594.43
American Century VP International Fund	10.79	11.99	2,856.60
American Century VP Large Company Value Fund	8.42	9.16	0.00
American Century VP Mid Cap Value Fund	10.89	12.72	0.00
American Century VP Ultra Fund	8.72	9.92	0.00
Chariot Absolute Return All Opportunities[1]	9.80	9.66	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.31	6.95	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.90	10.00	0.00
Direxion Dynamic HY Bond Fund	9.33	9.53	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.33	10.49	0.00
Dreyfus VIF Appreciation Portfolio	9.68	10.93	0.00
Dreyfus VIF International Value Portfolio	8.49	8.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.40	9.45	0.00
Invesco V.I. Basic Value[4]	7.22	7.58	0.00
Invesco V.I. Global Real Estate[5]	8.23	9.47	0.00
Invesco V.I. International Growth[6]	9.56	10.57	33.98
Invesco V.I. Mid Cap Core Equity[7]	9.94	11.11	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.88	9.78	517.69
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.03	10.84	0.00
PIMCO VIT All Asset Portfolio	11.32	12.55	1,340.53
PIMCO VIT High Yield Portfolio	11.00	12.34	288.47
PIMCO VIT Low Duration Portfolio	11.68	12.06	7,912.66
PIMCO VIT Real Return Portfolio	11.64	12.34	54.16
PIMCO VIT Total Return Portfolio	12.66	13.43	75.95
ProFund VP Asia 30	12.12	13.56	129.07
ProFund VP Banks	3.74	3.97	0.00
ProFund VP Basic Materials	9.66	12.29	0.00
ProFund VP Bear	9.05	7.30	2,289.48
ProFund VP Biotechnology	10.08	10.40	1,010.30
ProFund VP Bull	8.17	9.03	0.00
ProFund VP Consumer Goods	9.93	11.44	1,706.01
ProFund VP Consumer Services	8.40	10.01	0.00
ProFund VP Dow 30	8.96	9.70	0.00
ProFund VP Emerging Markets	7.87	8.48	0.00
ProFund VP Europe 30	8.34	8.41	37.90
ProFund VP Falling U.S. Dollar	9.38	8.97	0.00
ProFund VP Financials	4.78	5.20	0.00
ProFund VP Health Care	9.76	9.86	0.00
ProFund VP Industrials	7.83	9.51	37.58
ProFund VP International	6.52	6.90	0.00
ProFund VP Internet	10.18	13.53	1,439.48
ProFund VP Japan	5.74	5.26	0.00
ProFund VP Large-Cap Growth	8.99	9.99	0.00
ProFund VP Large-Cap Value	7.33	8.13	0.00
ProFund VP Mid-Cap	7.88	9.60	0.00
ProFund VP Mid-Cap Growth	8.67	10.93	3,690.19
ProFund VP Mid-Cap Value	8.00	9.46	0.00
ProFund VP Money Market	10.03	9.85	421.88
ProFund VP NASDAQ-100	9.93	11.53	196.87
ProFund VP Oil & Gas	9.43	10.90	160.95
ProFund VP Pharmaceuticals	9.94	9.80	312.94
ProFund VP Precious Metals	9.38	12.24	2,658.49
ProFund VP Real Estate	6.83	8.36	0.00
ProFund VP Rising Rates Opportunity	6.80	5.61	234.24
ProFund VP Semiconductor	7.56	8.34	0.00
ProFund VP Short Dow 30	8.00	6.14	0.00
ProFund VP Short Emerging Markets	6.45	5.17	0.00
ProFund VP Short International	9.48	7.94	2,107.34
ProFund VP Short Mid-Cap	7.98	5.81	0.00
ProFund VP Short NASDAQ-100	7.24	5.60	0.00
ProFund VP Short Small-Cap	8.11	5.66	4,201.11
ProFund VP Small-Cap	7.58	9.29	0.00
ProFund VP Small-Cap Growth	7.99	9.86	6,053.45
ProFund VP Small-Cap Value	7.47	8.96	0.00
ProFund VP Technology	10.07	10.94	1,810.38
ProFund VP Telecommunications	8.54	9.70	0.00
ProFund VP U.S. Government Plus	11.51	12.44	0.00
ProFund VP UltraBull	5.08	6.09	0.00
ProFund VP UltraMid-Cap	5.11	7.51	0.00
ProFund VP UltraNASDAQ-100	7.35	9.75	0.00
ProFund VP UltraShort Dow 30	7.24	4.71	0.00
ProFund VP UltraShort NASDAQ-100	6.18	3.58	0.00
ProFund VP UltraSmall-Cap	3.88	5.65	0.00
ProFund VP Utilities	9.92	10.31	0.00
Rydex VT Dow 2x Strategy Fund	31.15	38.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.55	4.48	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.31	9.83	0.00
Rydex VT S&P 500 2x Strategy Fund	5.04	6.20	0.00
Rydex VT U.S. Government Money Market Fund	10.16	9.98	0.00
UIF Emerging Markets Debt Portfolio[10]	11.95	12.87	0.00
UIF Emerging Markets Equity Portfolio[11]	10.82	12.63	1,996.41
UIF Mid Cap Growth Portfolio[12]	9.60	12.47	0.00
UIF U.S. Real Estate Portfolio[13]	7.71	9.80	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.45	14.46	1,508.21

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 11 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.95% M&E and 3% Extra Credit Rider
Access VP High Yield	11.20	12.79	0.00
Adaptive Allocation Portfolio	9.13	10.50	41,940.66
Alger Small Cap Growth Portfolio	13.86	17.04	0.00
American Century VP Income & Growth Fund	9.50	10.61	0.00
American Century VP International Fund	12.78	14.19	0.00
American Century VP Large Company Value Fund	8.51	9.26	0.00
American Century VP Mid Cap Value Fund	11.42	13.34	0.00
American Century VP Ultra Fund	8.48	9.64	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.66	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.30	6.94	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.89	9.98	0.00
Direxion Dynamic HY Bond Fund	9.31	9.51	1,433.14
Dreyfus Socially Responsible Growth Fund, Inc.	9.31	10.47	0.00
Dreyfus VIF Appreciation Portfolio	9.66	10.90	0.00
Dreyfus VIF International Value Portfolio	8.48	8.67	532.41
Goldman Sachs VIT Structured Small Cap Equity Fund	7.75	9.89	0.00
Invesco V.I. Basic Value[4]	7.21	7.57	0.00
Invesco V.I. Global Real Estate[5]	8.21	9.45	426.32
Invesco V.I. International Growth[6]	9.54	10.54	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.92	11.08	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.86	9.75	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.02	10.81	0.00
PIMCO VIT All Asset Portfolio	11.30	12.52	1,176.68
PIMCO VIT High Yield Portfolio	10.98	12.32	6,149.44
PIMCO VIT Low Duration Portfolio	11.66	12.03	3,937.23
PIMCO VIT Real Return Portfolio	11.61	12.31	7,343.01
PIMCO VIT Total Return Portfolio	12.64	13.39	10,662.60
ProFund VP Asia 30	12.10	13.53	52,222.97
ProFund VP Banks	3.73	3.96	0.00
ProFund VP Basic Materials	9.64	12.27	0.00
ProFund VP Bear	9.03	7.29	620.16
ProFund VP Biotechnology	10.06	10.38	0.00
ProFund VP Bull	8.16	9.01	44,383.93
ProFund VP Consumer Goods	9.91	11.41	0.00
ProFund VP Consumer Services	8.39	9.99	0.00
ProFund VP Dow 30	8.95	9.68	0.00
ProFund VP Emerging Markets	7.86	8.47	27,940.33
ProFund VP Europe 30	8.33	8.39	0.00
ProFund VP Falling U.S. Dollar	9.37	8.95	0.00
ProFund VP Financials	4.77	5.19	0.00
ProFund VP Health Care	9.74	9.83	0.00
ProFund VP Industrials	7.81	9.49	0.00
ProFund VP International	6.51	6.88	1,613.23
ProFund VP Internet	10.17	13.49	0.00
ProFund VP Japan	5.73	5.25	41,621.61
ProFund VP Large-Cap Growth	8.97	9.97	16,516.40
ProFund VP Large-Cap Value	7.32	8.11	0.00
ProFund VP Mid-Cap	7.87	9.58	0.00
ProFund VP Mid-Cap Growth	8.65	10.90	6,484.01
ProFund VP Mid-Cap Value	7.99	9.44	4,883.30
ProFund VP Money Market	10.02	9.83	117,499.14
ProFund VP NASDAQ-100	9.92	11.51	0.00
ProFund VP Oil & Gas	9.41	10.87	0.00
ProFund VP Pharmaceuticals	9.92	9.78	0.00
ProFund VP Precious Metals	9.37	12.22	1,361.78
ProFund VP Real Estate	6.81	8.34	0.00
ProFund VP Rising Rates Opportunity	6.79	5.59	59,220.18
ProFund VP Semiconductor	7.55	8.32	0.00
ProFund VP Short Dow 30	7.99	6.13	0.00
ProFund VP Short Emerging Markets	6.45	5.16	0.00
ProFund VP Short International	9.47	7.93	0.00
ProFund VP Short Mid-Cap	7.97	5.80	0.00
ProFund VP Short NASDAQ-100	7.22	5.59	0.00
ProFund VP Short Small-Cap	8.10	5.65	0.00
ProFund VP Small-Cap	7.57	9.27	0.00
ProFund VP Small-Cap Growth	7.97	9.84	0.00
ProFund VP Small-Cap Value	7.46	8.94	0.00
ProFund VP Technology	10.05	10.92	0.00
ProFund VP Telecommunications	8.52	9.67	0.00
ProFund VP U.S. Government Plus	11.49	12.41	0.00
ProFund VP UltraBull	5.07	6.08	8,447.96
ProFund VP UltraMid-Cap	5.10	7.49	0.00
ProFund VP UltraNASDAQ-100	7.33	9.73	0.00
ProFund VP UltraShort Dow 30	7.23	4.70	5,614.70
ProFund VP UltraShort NASDAQ-100	6.17	3.57	0.00
ProFund VP UltraSmall-Cap	3.87	5.64	0.00
ProFund VP Utilities	9.90	10.29	0.00
Rydex VT Dow 2x Strategy Fund	31.09	38.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.53	4.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.30	9.81	0.00
Rydex VT S&P 500 2x Strategy Fund	5.03	6.19	0.00
Rydex VT U.S. Government Money Market Fund	9.68	9.49	0.00
UIF Emerging Markets Debt Portfolio[10]	11.92	12.84	0.00
UIF Emerging Markets Equity Portfolio[11]	10.80	12.60	0.00
UIF Mid Cap Growth Portfolio[12]	9.58	12.44	0.00
UIF U.S. Real Estate Portfolio[13]	7.69	9.78	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.43	14.43	529.86

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 12 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E and 4% Extra Credit Rider Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	11.18	12.76	1,068.29
Adaptive Allocation Portfolio	9.12	10.48	0.00
Alger Small Cap Growth Portfolio	18.20	22.36	0.00
American Century VP Income & Growth Fund	11.70	13.07	326.96
American Century VP International Fund	15.09	16.74	0.00
American Century VP Large Company Value Fund	8.49	9.23	0.00
American Century VP Mid Cap Value Fund	11.40	13.30	0.00
American Century VP Ultra Fund	8.46	9.61	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.65	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.29	6.92	528.60
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.87	9.96	477.06
Direxion Dynamic HY Bond Fund	9.30	9.48	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.29	10.44	0.00
Dreyfus VIF Appreciation Portfolio	9.64	10.88	0.00
Dreyfus VIF International Value Portfolio	8.46	8.65	2,820.11
Goldman Sachs VIT Structured Small Cap Equity Fund	7.73	9.86	0.00
Invesco V.I. Basic Value[4]	7.20	7.55	502.97
Invesco V.I. Global Real Estate[5]	8.20	9.43	411.26
Invesco V.I. International Growth[6]	9.52	10.52	466.00
Invesco V.I. Mid Cap Core Equity[7]	9.91	11.05	496.65
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.84	9.73	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	9.00	10.78	0.00
PIMCO VIT All Asset Portfolio	11.27	12.50	0.00
PIMCO VIT High Yield Portfolio	10.96	12.29	5,063.55
PIMCO VIT Low Duration Portfolio	11.64	12.00	3,378.80
PIMCO VIT Real Return Portfolio	11.59	12.28	344.94
PIMCO VIT Total Return Portfolio	12.62	13.36	1,805.75
ProFund VP Asia 30	12.08	13.49	3,390.28
ProFund VP Banks	3.72	3.95	3,324.88
ProFund VP Basic Materials	9.62	12.24	3,417.50
ProFund VP Bear	9.02	7.27	1,037.67
ProFund VP Biotechnology	10.04	10.35	978.35
ProFund VP Bull	8.14	8.99	3,589.90
ProFund VP Consumer Goods	9.89	11.39	0.00
ProFund VP Consumer Services	8.37	9.97	275.74
ProFund VP Dow 30	8.93	9.65	0.00
ProFund VP Emerging Markets	7.86	8.46	0.00
ProFund VP Europe 30	8.31	8.37	0.15
ProFund VP Falling U.S. Dollar	9.36	8.94	3,659.05
ProFund VP Financials	4.76	5.18	0.00
ProFund VP Health Care	9.73	9.81	1,076.28
ProFund VP Industrials	7.80	9.46	2,589.10
ProFund VP International	6.50	6.87	380.77
ProFund VP Internet	10.15	13.46	0.00
ProFund VP Japan	5.72	5.24	4,896.01
ProFund VP Large-Cap Growth	8.96	9.94	1,532.41
ProFund VP Large-Cap Value	7.31	8.09	1,561.63
ProFund VP Mid-Cap	7.87	9.57	0.00
ProFund VP Mid-Cap Growth	8.64	10.88	1,332.12
ProFund VP Mid-Cap Value	7.97	9.42	302.13
ProFund VP Money Market	10.00	9.81	49,497.95
ProFund VP NASDAQ-100	9.90	11.48	2,333.19
ProFund VP Oil & Gas	9.39	10.85	3,449.06
ProFund VP Pharmaceuticals	9.90	9.76	1,993.02
ProFund VP Precious Metals	9.35	12.19	10,355.43
ProFund VP Real Estate	6.80	8.32	1,767.19
ProFund VP Rising Rates Opportunity	6.78	5.58	2,804.62
ProFund VP Semiconductor	7.53	8.30	1,953.02
ProFund VP Short Dow 30	7.98	6.11	0.00
ProFund VP Short Emerging Markets	6.44	5.15	0.00
ProFund VP Short International	9.46	7.92	0.00
ProFund VP Short Mid-Cap	7.95	5.78	0.00
ProFund VP Short NASDAQ-100	7.21	5.57	1,620.93
ProFund VP Short Small-Cap	8.08	5.63	1,844.34
ProFund VP Small-Cap	7.55	9.24	0.00
ProFund VP Small-Cap Growth	7.96	9.81	1,487.75
ProFund VP Small-Cap Value	7.45	8.92	321.77
ProFund VP Technology	10.03	10.89	0.00
ProFund VP Telecommunications	8.51	9.65	0.00
ProFund VP U.S. Government Plus	11.47	12.38	181.39
ProFund VP UltraBull	5.06	6.06	0.00
ProFund VP UltraMid-Cap	5.09	7.47	2,780.78
ProFund VP UltraNASDAQ-100	7.32	9.71	371.04
ProFund VP UltraShort Dow 30	7.22	4.69	0.00
ProFund VP UltraShort NASDAQ-100	6.17	3.57	0.00
ProFund VP UltraSmall-Cap	3.86	5.62	750.33
ProFund VP Utilities	9.88	10.27	197.52
Rydex VT Dow 2x Strategy Fund	31.04	37.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.52	4.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.29	9.78	0.00
Rydex VT S&P 500 2x Strategy Fund	5.02	6.17	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.52	0.00
Emerging Markets Debt Portfolio[10]	11.90	12.81	209.28
UIF Emerging Markets Equity Portfolio[11]	10.78	12.57	9,057.70
UIF Mid Cap Growth Portfolio[12]	9.57	12.41	0.00
UIF U.S. Real Estate Portfolio[13]	7.68	9.75	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.41	14.40	25,126.60

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 13 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract 1.10% and GMDB Rider with 6% Roll-Up
Access VP High Yield	11.16	12.73	0.00
Adaptive Allocation Portfolio	9.11	10.46	9,046.82
Alger Small Cap Growth Portfolio	11.68	14.35	0.00
American Century VP Income & Growth Fund	8.39	9.36	325.61
American Century VP International Fund	10.93	12.12	260.86
American Century VP Large Company Value Fund	8.41	9.13	0.00
American Century VP Mid Cap Value Fund	11.38	13.27	0.00
American Century VP Ultra Fund	8.66	9.83	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.64	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.28	6.91	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.85	9.93	0.00
Direxion Dynamic HY Bond Fund	9.28	9.46	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.28	10.42	0.00
Dreyfus VIF Appreciation Portfolio	9.62	10.85	0.00
Dreyfus VIF International Value Portfolio	8.45	8.63	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.66	9.77	0.00
Invesco V.I. Basic Value[4]	7.18	7.53	0.00
Invesco V.I. Global Real Estate[5]	8.18	9.40	0.00
Invesco V.I. International Growth[6]	9.51	10.49	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.89	11.03	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.83	9.71	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.98	10.76	0.00
PIMCO VIT All Asset Portfolio	11.25	12.47	572.83
PIMCO VIT High Yield Portfolio	10.94	12.26	8,939.14
PIMCO VIT Low Duration Portfolio	11.62	11.98	1,689.98
PIMCO VIT Real Return Portfolio	11.57	12.25	1,509.05
PIMCO VIT Total Return Portfolio	12.59	13.33	2,000.80
ProFund VP Asia 30	12.06	13.46	4,250.42
ProFund VP Banks	3.71	3.94	1,048.89
ProFund VP Basic Materials	9.60	12.21	1,701.00
ProFund VP Bear	9.00	7.25	0.00
ProFund VP Biotechnology	10.02	10.33	0.00
ProFund VP Bull	8.13	8.97	0.00
ProFund VP Consumer Goods	9.88	11.36	2,182.95
ProFund VP Consumer Services	8.36	9.94	775.73
ProFund VP Dow 30	8.92	9.63	0.00
ProFund VP Emerging Markets	7.85	8.44	7,176.88
ProFund VP Europe 30	8.30	8.35	0.00
ProFund VP Falling U.S. Dollar	9.35	8.93	245.16
ProFund VP Financials	4.75	5.17	0.00
ProFund VP Health Care	9.71	9.79	0.00
ProFund VP Industrials	7.78	9.44	2,049.86
ProFund VP International	6.49	6.86	0.00
ProFund VP Internet	10.13	13.43	689.59
ProFund VP Japan	5.71	5.23	0.00
ProFund VP Large-Cap Growth	8.94	9.92	1,945.37
ProFund VP Large-Cap Value	7.29	8.07	0.00
ProFund VP Mid-Cap	7.86	9.55	0.00
ProFund VP Mid-Cap Growth	8.62	10.85	2,821.55
ProFund VP Mid-Cap Value	7.96	9.40	0.00
ProFund VP Money Market	9.98	9.78	14,378.80
ProFund VP NASDAQ-100	9.88	11.45	0.00
ProFund VP Oil & Gas	9.38	10.82	734.02
ProFund VP Pharmaceuticals	9.88	9.73	0.00
ProFund VP Precious Metals	9.33	12.16	1,213.49
ProFund VP Real Estate	6.79	8.30	0.00
ProFund VP Rising Rates Opportunity	6.76	5.57	11,261.37
ProFund VP Semiconductor	7.52	8.28	0.00
ProFund VP Short Dow 30	7.96	6.10	0.00
ProFund VP Short Emerging Markets	6.43	5.14	0.00
ProFund VP Short International	9.45	7.90	0.00
ProFund VP Short Mid-Cap	7.94	5.77	0.00
ProFund VP Short NASDAQ-100	7.20	5.56	0.00
ProFund VP Short Small-Cap	8.07	5.62	0.00
ProFund VP Small-Cap	7.54	9.22	0.00
ProFund VP Small-Cap Growth	7.95	9.79	2,852.94
ProFund VP Small-Cap Value	7.43	8.90	0.00
ProFund VP Technology	10.01	10.87	0.00
ProFund VP Telecommunications	8.49	9.63	0.00
ProFund VP U.S. Government Plus	11.45	12.35	0.00
ProFund VP UltraBull	5.05	6.05	1,515.92
ProFund VP UltraMid-Cap	5.08	7.46	1,076.16
ProFund VP UltraNASDAQ-100	7.31	9.68	877.47
ProFund VP UltraShort Dow 30	7.21	4.69	0.00
ProFund VP UltraShort NASDAQ-100	6.16	3.56	0.00
ProFund VP UltraSmall-Cap	3.86	5.61	3,024.25
ProFund VP Utilities	9.86	10.24	0.00
Rydex VT Dow 2x Strategy Fund	30.98	37.83	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.51	4.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.27	9.76	0.00
Rydex VT S&P 500 2x Strategy Fund	5.01	6.16	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.89	0.00
UIF Emerging Markets Debt Portfolio[10]	11.88	12.78	0.00
UIF Emerging Markets Equity Portfolio[11]	10.76	12.55	309.67
UIF Mid Cap Growth Portfolio[12]	9.55	12.38	0.00
UIF U.S. Real Estate Portfolio[13]	7.66	9.73	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.39	14.36	721.31

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 14 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 0.95% M&E and 4% Extra Credit Rider Base Contract with 1.10% M&E and 3% Extra Credit Rider
Access VP High Yield	11.14	12.70	0.00
Adaptive Allocation Portfolio	9.09	10.44	275.59
Alger Small Cap Growth Portfolio	13.70	16.81	612.39
American Century VP Income & Growth Fund	9.39	10.47	781.67
American Century VP International Fund	12.63	14.00	0.00
American Century VP Large Company Value Fund	8.45	9.17	0.00
American Century VP Mid Cap Value Fund	11.34	13.22	0.00
American Century VP Ultra Fund	8.42	9.55	0.00
Chariot Absolute Return All Opportunities[1]	9.79	9.64	4,947.53
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.27	6.89	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.84	9.91	0.00
Direxion Dynamic HY Bond Fund	9.26	9.44	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.26	10.39	0.00
Dreyfus VIF Appreciation Portfolio	9.61	10.83	0.00
Dreyfus VIF International Value Portfolio	8.43	8.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.69	9.80	0.00
Invesco V.I. Basic Value[4]	7.17	7.51	0.00
Invesco V.I. Global Real Estate[5]	8.17	9.38	1,515.86
Invesco V.I. International Growth[6]	9.49	10.47	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.87	11.00	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.81	9.68	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.97	10.73	0.00
PIMCO VIT All Asset Portfolio	11.23	12.44	1,742.32
PIMCO VIT High Yield Portfolio	10.92	12.23	19,459.02
PIMCO VIT Low Duration Portfolio	11.59	11.95	12,947.09
PIMCO VIT Real Return Portfolio	11.55	12.22	0.00
PIMCO VIT Total Return Portfolio	12.57	13.30	4,092.89
ProFund VP Asia 30	12.04	13.43	1,608.95
ProFund VP Banks	3.71	3.94	42,106.72
ProFund VP Basic Materials	9.59	12.18	41,449.07
ProFund VP Bear	8.98	7.24	0.00
ProFund VP Biotechnology	10.01	10.30	0.00
ProFund VP Bull	8.11	8.95	37,633.70
ProFund VP Consumer Goods	9.86	11.33	2,220.39
ProFund VP Consumer Services	8.34	9.92	31,141.24
ProFund VP Dow 30	8.90	9.61	141.65
ProFund VP Emerging Markets	7.84	8.43	3,605.89
ProFund VP Europe 30	8.28	8.33	1,964.23
ProFund VP Falling U.S. Dollar	9.34	8.91	336.06
ProFund VP Financials	4.74	5.15	0.00
ProFund VP Health Care	9.69	9.76	2,493.99
ProFund VP Industrials	7.77	9.42	0.00
ProFund VP International	6.49	6.85	0.00
ProFund VP Internet	10.11	13.40	14,372.09
ProFund VP Japan	5.69	5.21	0.00
ProFund VP Large-Cap Growth	8.92	9.90	2,541.13
ProFund VP Large-Cap Value	7.28	8.05	2,894.39
ProFund VP Mid-Cap	7.85	9.54	4,247.84
ProFund VP Mid-Cap Growth	8.61	10.83	3,988.64
ProFund VP Mid-Cap Value	7.94	9.37	968.09
ProFund VP Money Market	9.96	9.76	262,156.66
ProFund VP NASDAQ-100	9.86	11.43	26,279.24
ProFund VP Oil & Gas	9.36	10.80	34,369.88
ProFund VP Pharmaceuticals	9.86	9.71	939.07
ProFund VP Precious Metals	9.31	12.13	19,352.72
ProFund VP Real Estate	6.78	8.28	0.00
ProFund VP Rising Rates Opportunity	6.75	5.55	84,904.63
ProFund VP Semiconductor	7.51	8.27	0.00
ProFund VP Short Dow 30	7.95	6.08	0.00
ProFund VP Short Emerging Markets	6.43	5.14	27,718.08
ProFund VP Short International	9.44	7.89	0.00
ProFund VP Short Mid-Cap	7.92	5.76	0.00
ProFund VP Short NASDAQ-100	7.18	5.55	0.00
ProFund VP Short Small-Cap	8.05	5.61	0.00
ProFund VP Small-Cap	7.53	9.20	4,378.37
ProFund VP Small-Cap Growth	7.93	9.77	5,122.64
ProFund VP Small-Cap Value	7.42	8.88	4,520.70
ProFund VP Technology	9.99	10.84	1,003.29
ProFund VP Telecommunications	8.48	9.61	2,657.66
ProFund VP U.S. Government Plus	11.43	12.33	0.00
ProFund VP UltraBull	5.04	6.03	50,338.65
ProFund VP UltraMid-Cap	5.07	7.44	43,201.90
ProFund VP UltraNASDAQ-100	7.29	9.66	0.00
ProFund VP UltraShort Dow 30	7.21	4.68	0.00
ProFund VP UltraShort NASDAQ-100	6.15	3.55	0.00
ProFund VP UltraSmall-Cap	3.85	5.60	59,425.05
ProFund VP Utilities	9.84	10.22	0.00
Rydex VT Dow 2x Strategy Fund	30.92	37.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.50	4.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.26	9.74	0.00
Rydex VT S&P 500 2x Strategy Fund	5.00	6.15	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.37	0.00
UIF Emerging Markets Debt Portfolio[10]	11.86	12.75	0.00
UIF Emerging Markets Equity Portfolio[11]	10.74	12.52	12,430.52
UIF Mid Cap Growth Portfolio[12]	9.53	12.35	3,677.67
UIF U.S. Real Estate Portfolio[13]	7.65	9.71	4,317.59
Van Eck VIP Global Hard Assets Fund[14]	11.37	14.33	25,650.83

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 15 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E and 5% Extra Credit Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	11.12	12.67	0.00
Adaptive Allocation Portfolio	9.08	10.42	148,057.93
Alger Small Cap Growth Portfolio	11.96	14.67	0.00
American Century VP Income & Growth Fund	8.67	9.67	0.00
American Century VP International Fund	11.41	12.64	0.00
American Century VP Large Company Value Fund	8.43	9.14	0.00
American Century VP Mid Cap Value Fund	11.31	13.18	0.00
American Century VP Ultra Fund	8.40	9.52	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.63	252.72
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.25	6.87	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.82	9.89	0.00
Direxion Dynamic HY Bond Fund	9.25	9.42	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.24	10.37	0.00
Dreyfus VIF Appreciation Portfolio	9.59	10.80	0.00
Dreyfus VIF International Value Portfolio	8.42	8.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.67	9.77	0.00
Invesco V.I. Basic Value[4]	7.16	7.50	3,226.87
Invesco V.I. Global Real Estate[5]	8.15	9.36	263.13
Invesco V.I. International Growth[6]	9.47	10.44	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.85	10.98	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.79	9.66	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.95	10.71	0.00
PIMCO VIT All Asset Portfolio	11.21	12.41	0.00
PIMCO VIT High Yield Portfolio	10.90	12.20	4,949.23
PIMCO VIT Low Duration Portfolio	11.57	11.92	0.00
PIMCO VIT Real Return Portfolio	11.53	12.19	33,775.08
PIMCO VIT Total Return Portfolio	12.55	13.27	36,938.45
ProFund VP Asia 30	12.01	13.40	0.00
ProFund VP Banks	3.70	3.93	0.00
ProFund VP Basic Materials	9.57	12.15	54.51
ProFund VP Bear	8.97	7.22	0.00
ProFund VP Biotechnology	9.99	10.28	0.00
ProFund VP Bull	8.10	8.93	0.00
ProFund VP Consumer Goods	9.84	11.31	0.00
ProFund VP Consumer Services	8.33	9.90	0.00
ProFund VP Dow 30	8.88	9.59	0.00
ProFund VP Emerging Markets	7.83	8.42	2,946.34
ProFund VP Europe 30	8.27	8.31	0.00
ProFund VP Falling U.S. Dollar	9.33	8.90	0.00
ProFund VP Financials	4.73	5.14	0.00
ProFund VP Health Care	9.67	9.74	0.00
ProFund VP Industrials	7.75	9.40	0.00
ProFund VP International	6.48	6.84	0.00
ProFund VP Internet	10.09	13.37	2,383.46
ProFund VP Japan	5.68	5.20	0.00
ProFund VP Large-Cap Growth	8.91	9.87	0.00
ProFund VP Large-Cap Value	7.27	8.03	71,308.17
ProFund VP Mid-Cap	7.84	9.53	0.00
ProFund VP Mid-Cap Growth	8.59	10.80	0.00
ProFund VP Mid-Cap Value	7.93	9.35	0.00
ProFund VP Money Market	9.94	9.74	118,985.24
ProFund VP NASDAQ-100	9.84	11.40	0.00
ProFund VP Oil & Gas	9.34	10.77	213.99
ProFund VP Pharmaceuticals	9.85	9.69	0.00
ProFund VP Precious Metals	9.30	12.10	232.52
ProFund VP Real Estate	6.76	8.26	343.99
ProFund VP Rising Rates Opportunity	6.74	5.54	6,473.19
ProFund VP Semiconductor	7.49	8.25	0.00
ProFund VP Short Dow 30	7.93	6.07	0.00
ProFund VP Short Emerging Markets	6.42	5.13	0.00
ProFund VP Short International	9.43	7.88	0.00
ProFund VP Short Mid-Cap	7.91	5.74	0.00
ProFund VP Short NASDAQ-100	7.17	5.53	0.00
ProFund VP Short Small-Cap	8.04	5.59	0.00
ProFund VP Small-Cap	7.51	9.18	0.00
ProFund VP Small-Cap Growth	7.92	9.75	0.00
ProFund VP Small-Cap Value	7.41	8.86	0.00
ProFund VP Technology	9.97	10.82	0.00
ProFund VP Telecommunications	8.46	9.58	0.00
ProFund VP U.S. Government Plus	11.41	12.30	0.00
ProFund VP UltraBull	5.03	6.02	38,858.60
ProFund VP UltraMid-Cap	5.06	7.42	219.20
ProFund VP UltraNASDAQ-100	7.28	9.64	0.00
ProFund VP UltraShort Dow 30	7.20	4.67	0.00
ProFund VP UltraShort NASDAQ-100	6.15	3.55	0.00
ProFund VP UltraSmall-Cap	3.84	5.59	313.52
ProFund VP Utilities	9.83	10.19	0.00
Rydex VT Dow 2x Strategy Fund	30.87	37.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.49	4.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.25	9.71	0.00
Rydex VT S&P 500 2x Strategy Fund	4.99	6.13	0.00
Rydex VT U.S. Government Money Market Fund	10.01	9.80	0.00
UIF Emerging Markets Debt Portfolio[10]	11.84	12.72	42.16
UIF Emerging Markets Equity Portfolio[11]	10.72	12.49	48.80
UIF Mid Cap Growth Portfolio[12]	9.51	12.32	4,812.16
UIF U.S. Real Estate Portfolio[13]	7.64	9.68	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.35	14.30	43.83

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 16 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	11.10	12.64	0.00
Adaptive Allocation Portfolio	9.07	10.40	2,115.57
Alger Small Cap Growth Portfolio	13.59	16.66	0.00
American Century VP Income & Growth Fund	9.31	10.38	587.33
American Century VP International Fund	12.53	13.88	0.00
American Century VP Large Company Value Fund	8.41	9.12	1,196.43
American Century VP Mid Cap Value Fund	11.28	13.14	0.00
American Century VP Ultra Fund	8.37	9.49	3,500.63
Chariot Absolute Return All Opportunities[1]	9.78	9.62	2,572.01
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.24	6.86	674.11
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.81	9.86	1,071.62
Direxion Dynamic HY Bond Fund	9.23	9.40	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.23	10.34	0.00
Dreyfus VIF Appreciation Portfolio	9.57	10.78	283.25
Dreyfus VIF International Value Portfolio	8.40	8.57	1,552.66
Goldman Sachs VIT Structured Small Cap Equity Fund	7.65	9.74	1,867.83
Invesco V.I. Basic Value[4]	7.14	7.48	419.81
Invesco V.I. Global Real Estate[5]	8.14	9.34	5,129.58
Invesco V.I. International Growth[6]	9.45	10.42	2,680.54
Invesco V.I. Mid Cap Core Equity[7]	9.83	10.95	1,976.50
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.78	9.64	3,358.06
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.93	10.68	877.44
PIMCO VIT All Asset Portfolio	11.19	12.38	0.00
PIMCO VIT High Yield Portfolio	10.88	12.17	8,395.79
PIMCO VIT Low Duration Portfolio	11.55	11.89	4,833.16
PIMCO VIT Real Return Portfolio	11.51	12.16	3,282.12
PIMCO VIT Total Return Portfolio	12.52	13.24	6,589.42
ProFund VP Asia 30	11.99	13.37	2,562.83
ProFund VP Banks	3.69	3.92	21,007.83
ProFund VP Basic Materials	9.55	12.12	20,678.53
ProFund VP Bear	8.95	7.20	0.00
ProFund VP Biotechnology	9.97	10.25	158.42
ProFund VP Bull	8.08	8.91	20,884.66
ProFund VP Consumer Goods	9.82	11.28	875.69
ProFund VP Consumer Services	8.31	9.87	15,536.43
ProFund VP Dow 30	8.87	9.56	329.63
ProFund VP Emerging Markets	7.82	8.41	0.00
ProFund VP Europe 30	8.25	8.29	0.00
ProFund VP Falling U.S. Dollar	9.32	8.88	691.81
ProFund VP Financials	4.72	5.13	3.73
ProFund VP Health Care	9.65	9.72	817.37
ProFund VP Industrials	7.74	9.38	0.00
ProFund VP International	6.47	6.83	0.00
ProFund VP Internet	10.07	13.34	6,504.42
ProFund VP Japan	5.67	5.19	0.00
ProFund VP Large-Cap Growth	8.89	9.85	882.20
ProFund VP Large-Cap Value	7.25	8.02	0.00
ProFund VP Mid-Cap	7.83	9.51	4,041.99
ProFund VP Mid-Cap Growth	8.58	10.78	718.07
ProFund VP Mid-Cap Value	7.91	9.33	1,362.67
ProFund VP Money Market	9.92	9.72	73,882.26
ProFund VP NASDAQ-100	9.83	11.37	8,321.84
ProFund VP Oil & Gas	9.33	10.75	18,536.87
ProFund VP Pharmaceuticals	9.83	9.66	0.00
ProFund VP Precious Metals	9.28	12.07	24,928.88
ProFund VP Real Estate	6.75	8.24	0.00
ProFund VP Rising Rates Opportunity	6.73	5.53	41,174.78
ProFund VP Semiconductor	7.48	8.23	174.56
ProFund VP Short Dow 30	7.92	6.05	0.00
ProFund VP Short Emerging Markets	6.41	5.12	5,490.37
ProFund VP Short International	9.42	7.87	0.00
ProFund VP Short Mid-Cap	7.89	5.73	0.00
ProFund VP Short NASDAQ-100	7.16	5.52	0.00
ProFund VP Short Small-Cap	8.02	5.58	0.00
ProFund VP Small-Cap	7.50	9.16	4,172.85
ProFund VP Small-Cap Growth	7.90	9.72	359.43
ProFund VP Small-Cap Value	7.39	8.83	354.23
ProFund VP Technology	9.96	10.79	407.69
ProFund VP Telecommunications	8.45	9.56	1,001.32
ProFund VP U.S. Government Plus	11.39	12.27	216.89
ProFund VP UltraBull	5.02	6.01	12,470.02
ProFund VP UltraMid-Cap	5.05	7.40	22,655.84
ProFund VP UltraNASDAQ-100	7.27	9.62	215.73
ProFund VP UltraShort Dow 30	7.19	4.66	0.00
ProFund VP UltraShort NASDAQ-100	6.14	3.54	0.00
ProFund VP UltraSmall-Cap	3.84	5.57	38,709.12
ProFund VP Utilities	9.81	10.17	251.21
Rydex VT Dow 2x Strategy Fund	30.81	37.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.47	4.42	443.68
Rydex VT NASDAQ-100 2x Strategy Fund	7.23	9.69	203.84
Rydex VT S&P 500 2x Strategy Fund	4.98	6.12	0.00
Rydex VT U.S. Government Money Market Fund	9.49	9.29	0.00
UIF Emerging Markets Debt Portfolio[10]	11.82	12.69	1,587.88
UIF Emerging Markets Equity Portfolio[11]	10.70	12.46	9,816.17
UIF Mid Cap Growth Portfolio[12]	9.50	12.29	2,669.29
UIF U.S. Real Estate Portfolio[13]	7.62	9.66	1,545.38
Van Eck VIP Global Hard Assets Fund[14]	11.32	14.26	13,342.39

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 17 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E and 5% Extra Credit Rider

Base Contract with 1.10% M&E and 4% Extra Credit Rider

Access VP High Yield	11.08	12.61	528.39
Adaptive Allocation Portfolio	9.06	10.38	13,858.68
Alger Small Cap Growth Portfolio	17.88	21.91	0.00
American Century VP Income & Growth Fund	11.50	12.80	0.00
American Century VP International Fund	14.82	16.40	103.48
American Century VP Large Company Value Fund	8.39	9.09	0.00
American Century VP Mid Cap Value Fund	11.25	13.10	0.00
American Century VP Ultra Fund	8.35	9.47	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.61	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.23	6.84	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.79	9.84	0.00
Direxion Dynamic HY Bond Fund	9.21	9.37	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.21	10.32	0.00
Dreyfus VIF Appreciation Portfolio	9.55	10.75	15.50
Dreyfus VIF International Value Portfolio	8.39	8.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.63	9.72	0.00
Invesco V.I. Basic Value[4]	7.13	7.46	20.48
Invesco V.I. Global Real Estate[5]	8.12	9.32	0.00
Invesco V.I. International Growth[6]	9.44	10.40	32.48
Invesco V.I. Mid Cap Core Equity[7]	9.82	10.93	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.76	9.62	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.92	10.66	0.00
PIMCO VIT All Asset Portfolio	11.17	12.35	0.00
PIMCO VIT High Yield Portfolio	10.86	12.14	2,671.88
PIMCO VIT Low Duration Portfolio	11.53	11.86	0.00
PIMCO VIT Real Return Portfolio	11.49	12.14	2,742.00
PIMCO VIT Total Return Portfolio	12.50	13.21	3,034.77
ProFund VP Asia 30	11.97	13.34	687.72
ProFund VP Banks	3.69	3.91	42.23
ProFund VP Basic Materials	9.53	12.09	939.70
ProFund VP Bear	8.94	7.18	0.00
ProFund VP Biotechnology	9.95	10.23	0.00
ProFund VP Bull	8.07	8.89	415.48
ProFund VP Consumer Goods	9.80	11.25	13.68
ProFund VP Consumer Services	8.30	9.85	378.86
ProFund VP Dow 30	8.85	9.54	1,084.29
ProFund VP Emerging Markets	7.82	8.39	0.00
ProFund VP Europe 30	8.24	8.27	75.89
ProFund VP Falling U.S. Dollar	9.31	8.87	0.00
ProFund VP Financials	4.72	5.12	0.00
ProFund VP Health Care	9.64	9.70	34.54
ProFund VP Industrials	7.73	9.35	430.03
ProFund VP International	6.47	6.82	0.00
ProFund VP Internet	10.05	13.31	0.00
ProFund VP Japan	5.66	5.18	803.42
ProFund VP Large-Cap Growth	8.88	9.83	488.59
ProFund VP Large-Cap Value	7.24	8.00	38,131.04
ProFund VP Mid-Cap	7.83	9.50	1,156.12
ProFund VP Mid-Cap Growth	8.56	10.75	3,193.65
ProFund VP Mid-Cap Value	7.90	9.31	429.46
ProFund VP Money Market	9.91	9.69	1,270.49
ProFund VP NASDAQ-100	9.81	11.35	26.15
ProFund VP Oil & Gas	9.31	10.72	374.85
ProFund VP Pharmaceuticals	9.81	9.64	0.00
ProFund VP Precious Metals	9.26	12.04	1,555.97
ProFund VP Real Estate	6.74	8.22	18.93
ProFund VP Rising Rates Opportunity	6.71	5.52	0.00
ProFund VP Semiconductor	7.46	8.21	0.00
ProFund VP Short Dow 30	7.90	6.04	0.00
ProFund VP Short Emerging Markets	6.41	5.11	0.00
ProFund VP Short International	9.41	7.86	0.00
ProFund VP Short Mid-Cap	7.88	5.72	0.00
ProFund VP Short NASDAQ-100	7.14	5.51	0.00
ProFund VP Short Small-Cap	8.01	5.57	108.76
ProFund VP Small-Cap	7.48	9.14	1,227.22
ProFund VP Small-Cap Growth	7.89	9.70	1,533.99
ProFund VP Small-Cap Value	7.38	8.81	1,755.90
ProFund VP Technology	9.94	10.77	0.00
ProFund VP Telecommunications	8.43	9.54	0.00
ProFund VP U.S. Government Plus	11.36	12.24	11.74
ProFund VP UltraBull	5.01	5.99	3,154.72
ProFund VP UltraMid-Cap	5.05	7.39	0.00
ProFund VP UltraNASDAQ-100	7.25	9.59	0.00
ProFund VP UltraShort Dow 30	7.18	4.66	0.00
ProFund VP UltraShort NASDAQ-100	6.13	3.54	0.00
ProFund VP UltraSmall-Cap	3.83	5.56	3,549.64
ProFund VP Utilities	9.79	10.15	0.00
Rydex VT Dow 2x Strategy Fund	30.75	37.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.46	4.41	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.22	9.67	0.00
Rydex VT S&P 500 2x Strategy Fund	4.97	6.10	0.00
Rydex VT U.S. Government Money Market Fund	9.54	9.33	0.00
UIF Emerging Markets Debt Portfolio[10]	11.79	12.66	0.00
UIF Emerging Markets Equity Portfolio[11]	10.68	12.43	86.13
UIF Mid Cap Growth Portfolio[12]	9.48	12.27	0.00
UIF U.S. Real Estate Portfolio[13]	7.61	9.64	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.30	14.23	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 18 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	11.06	12.58	0.00
Adaptive Allocation Portfolio	9.05	10.36	3,818.34
Alger Small Cap Growth Portfolio	13.48	16.52	0.00
American Century VP Income & Growth Fund	9.24	10.28	0.00
American Century VP International Fund	12.43	13.75	0.00
American Century VP Large Company Value Fund	8.37	9.06	0.00
American Century VP Mid Cap Value Fund	11.23	13.06	0.00
American Century VP Ultra Fund	8.33	9.44	0.00
Chariot Absolute Return All Opportunities[1]	9.78	9.61	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.22	6.83	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.77	9.82	0.00
Direxion Dynamic HY Bond Fund	9.20	9.35	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.19	10.30	0.00
Dreyfus VIF Appreciation Portfolio	9.54	10.73	0.00
Dreyfus VIF International Value Portfolio	8.37	8.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.61	9.69	0.00
Invesco V.I. Basic Value[4]	7.12	7.44	0.00
Invesco V.I. Global Real Estate[5]	8.11	9.30	0.00
Invesco V.I. International Growth[6]	9.42	10.37	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.80	10.90	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.75	9.59	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.90	10.63	0.00
PIMCO VIT All Asset Portfolio	11.15	12.32	0.00
PIMCO VIT High Yield Portfolio	10.84	12.12	4,043.16
PIMCO VIT Low Duration Portfolio	11.51	11.84	0.00
PIMCO VIT Real Return Portfolio	11.47	12.11	872.44
PIMCO VIT Total Return Portfolio	12.48	13.18	954.11
ProFund VP Asia 30	11.95	13.31	0.00
ProFund VP Banks	3.68	3.90	0.00
ProFund VP Basic Materials	9.51	12.07	0.00
ProFund VP Bear	8.92	7.17	0.00
ProFund VP Biotechnology	9.93	10.21	0.00
ProFund VP Bull	8.05	8.86	0.00
ProFund VP Consumer Goods	9.79	11.23	0.00
ProFund VP Consumer Services	8.28	9.83	231.88
ProFund VP Dow 30	8.83	9.52	0.00
ProFund VP Emerging Markets	7.81	8.38	0.00
ProFund VP Europe 30	8.22	8.25	0.00
ProFund VP Falling U.S. Dollar	9.30	8.86	0.00
ProFund VP Financials	4.71	5.11	0.00
ProFund VP Health Care	9.62	9.67	0.00
ProFund VP Industrials	7.71	9.33	0.00
ProFund VP International	6.46	6.81	0.00
ProFund VP Internet	10.04	13.27	0.00
ProFund VP Japan	5.65	5.17	0.00
ProFund VP Large-Cap Growth	8.86	9.80	0.00
ProFund VP Large-Cap Value	7.23	7.98	0.00
ProFund VP Mid-Cap	7.82	9.48	0.00
ProFund VP Mid-Cap Growth	8.54	10.73	0.00
ProFund VP Mid-Cap Value	7.89	9.29	0.00
ProFund VP Money Market	9.89	9.67	1,477.01
ProFund VP NASDAQ-100	9.79	11.32	0.00
ProFund VP Oil & Gas	9.29	10.70	0.00
ProFund VP Pharmaceuticals	9.79	9.62	0.00
ProFund VP Precious Metals	9.25	12.02	0.00
ProFund VP Real Estate	6.73	8.20	255.80
ProFund VP Rising Rates Opportunity	6.70	5.50	0.00
ProFund VP Semiconductor	7.45	8.19	0.00
ProFund VP Short Dow 30	7.89	6.03	0.00
ProFund VP Short Emerging Markets	6.40	5.11	0.00
ProFund VP Short International	9.40	7.84	0.00
ProFund VP Short Mid-Cap	7.87	5.70	0.00
ProFund VP Short NASDAQ-100	7.13	5.50	0.00
ProFund VP Short Small-Cap	7.99	5.55	0.00
ProFund VP Small-Cap	7.47	9.11	0.00
ProFund VP Small-Cap Growth	7.87	9.68	0.00
ProFund VP Small-Cap Value	7.37	8.79	0.00
ProFund VP Technology	9.92	10.74	0.00
ProFund VP Telecommunications	8.41	9.52	0.00
ProFund VP U.S. Government Plus	11.34	12.21	0.00
ProFund VP UltraBull	5.01	5.98	1,003.70
ProFund VP UltraMid-Cap	5.04	7.37	0.00
ProFund VP UltraNASDAQ-100	7.24	9.57	0.00
ProFund VP UltraShort Dow 30	7.18	4.65	0.00
ProFund VP UltraShort NASDAQ-100	6.13	3.53	0.00
ProFund VP UltraSmall-Cap	3.82	5.55	0.00
ProFund VP Utilities	9.77	10.12	206.43
Rydex VT Dow 2x Strategy Fund	30.70	37.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.45	4.40	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.21	9.65	0.00
Rydex VT S&P 500 2x Strategy Fund	4.96	6.09	0.00
Rydex VT U.S. Government Money Market Fund	9.42	9.21	0.00
UIF Emerging Markets Debt Portfolio[10]	11.77	12.63	0.00
UIF Emerging Markets Equity Portfolio[11]	10.66	12.40	0.00
UIF Mid Cap Growth Portfolio[12]	9.46	12.24	0.00
UIF U.S. Real Estate Portfolio[13]	7.59	9.62	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.28	14.20	0.00
1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 19– 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	11.04	12.55	0.00
Adaptive Allocation Portfolio	9.03	10.35	0.00
Alger Small Cap Growth Portfolio	13.43	16.44	0.00
American Century VP Income & Growth Fund	9.20	10.24	0.00
American Century VP International Fund	12.38	13.69	1,215.06
American Century VP Large Company Value Fund	8.34	9.04	643.00
American Century VP Mid Cap Value Fund	11.20	13.02	0.00
American Century VP Ultra Fund	8.31	9.41	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.60	209.11
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.21	6.81	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.76	9.80	0.00
Direxion Dynamic HY Bond Fund	9.18	9.33	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.18	10.27	0.00
Dreyfus VIF Appreciation Portfolio	9.52	10.70	0.00
Dreyfus VIF International Value Portfolio	8.35	8.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.59	9.66	0.00
Invesco V.I. Basic Value[4]	7.10	7.43	0.00
Invesco V.I. Global Real Estate[5]	8.09	9.27	0.00
Invesco V.I. International Growth[6]	9.40	10.35	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.78	10.87	360.31
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.73	9.57	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.89	10.61	0.00
PIMCO VIT All Asset Portfolio	11.13	12.29	0.00
PIMCO VIT High Yield Portfolio	10.82	12.09	593.94
PIMCO VIT Low Duration Portfolio	11.49	11.81	224.13
PIMCO VIT Real Return Portfolio	11.45	12.08	132.89
PIMCO VIT Total Return Portfolio	12.46	13.15	700.20
ProFund VP Asia 30	11.92	13.27	172.71
ProFund VP Banks	3.67	3.89	3,966.83
ProFund VP Basic Materials	9.50	12.04	3,717.52
ProFund VP Bear	8.90	7.15	0.00
ProFund VP Biotechnology	9.91	10.18	0.00
ProFund VP Bull	8.04	8.84	679.91
ProFund VP Consumer Goods	9.77	11.20	94.60
ProFund VP Consumer Services	8.27	9.81	2,933.67
ProFund VP Dow 30	8.82	9.50	0.00
ProFund VP Emerging Markets	7.80	8.37	454.35
ProFund VP Europe 30	8.21	8.23	0.00
ProFund VP Falling U.S. Dollar	9.29	8.84	3,735.60
ProFund VP Financials	4.70	5.09	0.00
ProFund VP Health Care	9.60	9.65	106.26
ProFund VP Industrials	7.70	9.31	0.00
ProFund VP International	6.45	6.80	211.05
ProFund VP Internet	10.02	13.24	1,161.55
ProFund VP Japan	5.64	5.15	0.00
ProFund VP Large-Cap Growth	8.84	9.78	902.08
ProFund VP Large-Cap Value	7.21	7.96	0.00
ProFund VP Mid-Cap	7.81	9.47	0.00
ProFund VP Mid-Cap Growth	8.53	10.70	0.00
ProFund VP Mid-Cap Value	7.87	9.27	0.00
ProFund VP Money Market	9.87	9.65	40,949.45
ProFund VP NASDAQ-100	9.77	11.29	462.98
ProFund VP Oil & Gas	9.27	10.67	2,884.49
ProFund VP Pharmaceuticals	9.77	9.60	0.00
ProFund VP Precious Metals	9.23	11.99	5,708.94
ProFund VP Real Estate	6.71	8.18	0.00
ProFund VP Rising Rates Opportunity	6.69	5.49	7,774.78
ProFund VP Semiconductor	7.44	8.17	0.00
ProFund VP Short Dow 30	7.87	6.01	574.83
ProFund VP Short Emerging Markets	6.39	5.10	512.83
ProFund VP Short International	9.39	7.83	492.46
ProFund VP Short Mid-Cap	7.85	5.69	553.05
ProFund VP Short NASDAQ-100	7.12	5.48	0.00
ProFund VP Short Small-Cap	7.98	5.54	0.00
ProFund VP Small-Cap	7.46	9.09	0.00
ProFund VP Small-Cap Growth	7.86	9.66	0.00
ProFund VP Small-Cap Value	7.35	8.77	0.00
ProFund VP Technology	9.90	10.71	0.00
ProFund VP Telecommunications	8.40	9.50	113.23
ProFund VP U.S. Government Plus	11.32	12.18	0.00
ProFund VP UltraBull	5.00	5.96	935.12
ProFund VP UltraMid-Cap	5.03	7.35	4,069.91
ProFund VP UltraNASDAQ-100	7.23	9.55	0.00
ProFund VP UltraShort Dow 30	7.17	4.64	0.00
ProFund VP UltraShort NASDAQ-100	6.12	3.53	0.00
ProFund VP UltraSmall-Cap	3.81	5.53	5,549.53
ProFund VP Utilities	9.75	10.10	0.00
Rydex VT Dow 2x Strategy Fund	30.64	37.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.44	4.39	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.19	9.62	0.00
Rydex VT S&P 500 2x Strategy Fund	4.95	6.07	0.00
Rydex VT U.S. Government Money Market Fund	9.38	9.17	0.00
UIF Emerging Markets Debt Portfolio[10]	11.75	12.60	0.00
UIF Emerging Markets Equity Portfolio[11]	10.64	12.37	1,171.00
UIF Mid Cap Growth Portfolio[12]	9.44	12.21	371.82
UIF U.S. Real Estate Portfolio[13]	7.58	9.59	436.52
Van Eck VIP Global Hard Assets Fund[14]	11.26	14.16	2,082.55

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 20 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E and 5% Extra Credit Rider

Access VP High Yield	11.02	12.52	151.33
Adaptive Allocation Portfolio	9.02	10.33	3,302.50
Alger Small Cap Growth Portfolio	10.60	12.98	0.00
American Century VP Income & Growth Fund	8.23	9.16	0.00
American Century VP International Fund	10.56	11.67	0.00
American Century VP Large Company Value Fund	8.24	8.92	0.00
American Century VP Mid Cap Value Fund	10.65	12.38	0.00
American Century VP Ultra Fund	8.54	9.66	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.59	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.20	6.79	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.74	9.77	0.00
Direxion Dynamic HY Bond Fund	9.16	9.31	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.16	10.25	0.00
Dreyfus VIF Appreciation Portfolio	9.50	10.68	0.00
Dreyfus VIF International Value Portfolio	8.34	8.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.24	9.20	0.00
Invesco V.I. Basic Value[4]	7.09	7.41	0.00
Invesco V.I. Global Real Estate[5]	8.08	9.25	0.00
Invesco V.I. International Growth[6]	9.39	10.32	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.76	10.85	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.71	9.55	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.87	10.59	0.00
PIMCO VIT All Asset Portfolio	11.11	12.26	221.39
PIMCO VIT High Yield Portfolio	10.80	12.06	0.00
PIMCO VIT Low Duration Portfolio	11.47	11.78	0.00
PIMCO VIT Real Return Portfolio	11.42	12.05	337.10
PIMCO VIT Total Return Portfolio	12.43	13.12	368.67
ProFund VP Asia 30	11.90	13.24	0.00
ProFund VP Banks	3.67	3.88	0.00
ProFund VP Basic Materials	9.48	12.01	105.82
ProFund VP Bear	8.89	7.13	0.00
ProFund VP Biotechnology	9.90	10.16	0.00
ProFund VP Bull	8.02	8.82	0.00
ProFund VP Consumer Goods	9.75	11.18	0.00
ProFund VP Consumer Services	8.25	9.78	108.51
ProFund VP Dow 30	8.80	9.48	0.00
ProFund VP Emerging Markets	7.79	8.35	0.00
ProFund VP Europe 30	8.19	8.21	0.00
ProFund VP Falling U.S. Dollar	9.28	8.83	0.00
ProFund VP Financials	4.69	5.08	0.00
ProFund VP Health Care	9.58	9.63	0.00
ProFund VP Industrials	7.68	9.29	118.23
ProFund VP International	6.45	6.79	0.00
ProFund VP Internet	10.00	13.21	0.00
ProFund VP Japan	5.63	5.14	230.10
ProFund VP Large-Cap Growth	8.83	9.76	125.51
ProFund VP Large-Cap Value	7.20	7.94	8,106.41
ProFund VP Mid-Cap	7.80	9.45	0.00
ProFund VP Mid-Cap Growth	8.51	10.68	115.29
ProFund VP Mid-Cap Value	7.86	9.24	117.89
ProFund VP Money Market	9.85	9.62	195.34
ProFund VP NASDAQ-100	9.75	11.27	0.00
ProFund VP Oil & Gas	9.26	10.65	102.98
ProFund VP Pharmaceuticals	9.76	9.57	0.00
ProFund VP Precious Metals	9.21	11.96	1,607.68
ProFund VP Real Estate	6.70	8.16	0.00
ProFund VP Rising Rates Opportunity	6.68	5.48	478.67
ProFund VP Semiconductor	7.42	8.15	0.00
ProFund VP Short Dow 30	7.86	6.00	0.00
ProFund VP Short Emerging Markets	6.39	5.09	0.00
ProFund VP Short International	9.38	7.82	0.00
ProFund VP Short Mid-Cap	7.84	5.68	0.00
ProFund VP Short NASDAQ-100	7.10	5.47	0.00
ProFund VP Short Small-Cap	7.97	5.53	0.00
ProFund VP Small-Cap	7.44	9.07	0.00
ProFund VP Small-Cap Growth	7.84	9.63	112.76
ProFund VP Small-Cap Value	7.34	8.75	144.28
ProFund VP Technology	9.88	10.69	0.00
ProFund VP Telecommunications	8.38	9.47	0.00
ProFund VP U.S. Government Plus	11.30	12.15	0.00
ProFund VP UltraBull	4.99	5.95	387.85
ProFund VP UltraMid-Cap	5.02	7.34	0.00
ProFund VP UltraNASDAQ-100	7.21	9.53	0.00
ProFund VP UltraShort Dow 30	7.16	4.64	0.00
ProFund VP UltraShort NASDAQ-100	6.11	3.52	0.00
ProFund VP UltraSmall-Cap	3.81	5.52	0.00
ProFund VP Utilities	9.74	10.08	0.00
Rydex VT Dow 2x Strategy Fund	30.58	37.22	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.43	4.38	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.18	9.60	0.00
Rydex VT S&P 500 2x Strategy Fund	4.94	6.06	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.71	0.00
UIF Emerging Markets Debt Portfolio[10]	11.73	12.57	0.00
UIF Emerging Markets Equity Portfolio[11]	10.62	12.34	0.00
UIF Mid Cap Growth Portfolio[12]	9.43	12.18	0.00
UIF U.S. Real Estate Portfolio[13]	7.57	9.57	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.24	14.13	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 21 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Plannnig Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Estate Plannnig Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	11.00	12.49	0.00
Adaptive Allocation Portfolio	9.01	10.31	4,985.74
Alger Small Cap Growth Portfolio	13.32	16.30	0.00
American Century VP Income & Growth Fund	9.13	10.15	0.00
American Century VP International Fund	12.29	13.57	0.00
American Century VP Large Company Value Fund	8.30	8.98	0.00
American Century VP Mid Cap Value Fund	11.14	12.94	0.00
American Century VP Ultra Fund	8.27	9.35	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.59	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.19	6.78	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.73	9.75	0.00
Direxion Dynamic HY Bond Fund	9.15	9.29	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.14	10.22	0.00
Dreyfus VIF Appreciation Portfolio	9.48	10.65	0.00
Dreyfus VIF International Value Portfolio	8.32	8.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.56	9.60	0.00
Invesco V.I. Basic Value[4]	7.08	7.39	0.00
Invesco V.I. Global Real Estate[5]	8.06	9.23	0.00
Invesco V.I. International Growth[6]	9.37	10.30	125.69
Invesco V.I. Mid Cap Core Equity[7]	9.74	10.82	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.70	9.53	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.85	10.56	0.00
PIMCO VIT All Asset Portfolio	11.09	12.24	0.00
PIMCO VIT High Yield Portfolio	10.78	12.03	0.00
PIMCO VIT Low Duration Portfolio	11.45	11.75	17,536.37
PIMCO VIT Real Return Portfolio	11.40	12.02	0.00
PIMCO VIT Total Return Portfolio	12.41	13.08	1,533.47
ProFund VP Asia 30	11.88	13.21	96.78
ProFund VP Banks	3.66	3.87	0.00
ProFund VP Basic Materials	9.46	11.98	133.51
ProFund VP Bear	8.87	7.12	5,448.32
ProFund VP Biotechnology	9.88	10.14	2,404.24
ProFund VP Bull	8.01	8.80	0.00
ProFund VP Consumer Goods	9.73	11.15	0.00
ProFund VP Consumer Services	8.23	9.76	0.00
ProFund VP Dow 30	8.79	9.45	0.00
ProFund VP Emerging Markets	7.78	8.34	0.00
ProFund VP Europe 30	8.18	8.19	0.00
ProFund VP Falling U.S. Dollar	9.27	8.82	0.00
ProFund VP Financials	4.68	5.07	0.00
ProFund VP Health Care	9.57	9.61	0.00
ProFund VP Industrials	7.67	9.27	0.00
ProFund VP International	6.44	6.78	0.00
ProFund VP Internet	9.98	13.18	0.00
ProFund VP Japan	5.62	5.13	0.00
ProFund VP Large-Cap Growth	8.81	9.74	0.00
ProFund VP Large-Cap Value	7.19	7.92	0.00
ProFund VP Mid-Cap	7.79	9.44	0.00
ProFund VP Mid-Cap Growth	8.50	10.65	0.00
ProFund VP Mid-Cap Value	7.84	9.22	0.00
ProFund VP Money Market	9.83	9.60	0.00
ProFund VP NASDAQ-100	9.74	11.24	124.78
ProFund VP Oil & Gas	9.24	10.62	0.00
ProFund VP Pharmaceuticals	9.74	9.55	0.00
ProFund VP Precious Metals	9.19	11.93	0.00
ProFund VP Real Estate	6.69	8.14	0.00
ProFund VP Rising Rates Opportunity	6.67	5.46	0.00
ProFund VP Semiconductor	7.41	8.13	0.00
ProFund VP Short Dow 30	7.84	5.98	0.00
ProFund VP Short Emerging Markets	6.38	5.08	0.00
ProFund VP Short International	9.38	7.81	4,971.18
ProFund VP Short Mid-Cap	7.82	5.66	0.00
ProFund VP Short NASDAQ-100	7.09	5.46	0.00
ProFund VP Short Small-Cap	7.95	5.52	9,997.47
ProFund VP Small-Cap	7.43	9.05	0.00
ProFund VP Small-Cap Growth	7.83	9.61	0.00
ProFund VP Small-Cap Value	7.33	8.73	0.00
ProFund VP Technology	9.87	10.67	2,378.81
ProFund VP Telecommunications	8.37	9.45	0.00
ProFund VP U.S. Government Plus	11.28	12.13	0.00
ProFund VP UltraBull	4.98	5.94	0.00
ProFund VP UltraMid-Cap	5.01	7.32	0.00
ProFund VP UltraNASDAQ-100	7.20	9.50	0.00
ProFund VP UltraShort Dow 30	7.15	4.63	0.00
ProFund VP UltraShort NASDAQ-100	6.11	3.52	0.00
ProFund VP UltraSmall-Cap	3.80	5.51	0.00
ProFund VP Utilities	9.72	10.05	0.00
Rydex VT Dow 2x Strategy Fund	30.53	37.13	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.42	4.37	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.17	9.58	0.00
Rydex VT S&P 500 2x Strategy Fund	4.94	6.05	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.09	0.00
UIF Emerging Markets Debt Portfolio[10]	11.71	12.54	0.00
UIF Emerging Markets Equity Portfolio[11]	10.60	12.31	118.97
UIF Mid Cap Growth Portfolio[12]	9.41	12.15	829.32
UIF U.S. Real Estate Portfolio[13]	7.55	9.55	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.22	14.10	103.13

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 22 – 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	10.98	12.46	3,412.21
Adaptive Allocation Portfolio	9.00	10.29	0.00
Alger Small Cap Growth Portfolio	11.75	14.36	0.00
American Century VP Income & Growth Fund	8.52	9.46	0.00
American Century VP International Fund	11.21	12.37	0.00
American Century VP Large Company Value Fund	8.28	8.95	0.00
American Century VP Mid Cap Value Fund	11.11	12.90	0.00
American Century VP Ultra Fund	8.25	9.32	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.58	2,037.67
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.17	6.76	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.71	9.73	0.00
Direxion Dynamic HY Bond Fund	9.13	9.26	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.13	10.20	0.00
Dreyfus VIF Appreciation Portfolio	9.47	10.63	0.00
Dreyfus VIF International Value Portfolio	8.31	8.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.54	9.57	0.00
Invesco V.I. Basic Value[4]	7.07	7.37	0.00
Invesco V.I. Global Real Estate[5]	8.05	9.21	2,526.81
Invesco V.I. International Growth[6]	9.35	10.28	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.73	10.80	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.68	9.50	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.84	10.54	0.00
PIMCO VIT All Asset Portfolio	11.07	12.21	0.00
PIMCO VIT High Yield Portfolio	10.76	12.00	0.00
PIMCO VIT Low Duration Portfolio	11.42	11.73	0.00
PIMCO VIT Real Return Portfolio	11.38	12.00	0.00
PIMCO VIT Total Return Portfolio	12.39	13.05	0.00
ProFund VP Asia 30	11.86	13.18	0.00
ProFund VP Banks	3.65	3.86	0.00
ProFund VP Basic Materials	9.45	11.95	0.00
ProFund VP Bear	8.85	7.10	0.00
ProFund VP Biotechnology	9.86	10.11	0.00
ProFund VP Bull	7.99	8.78	0.00
ProFund VP Consumer Goods	9.71	11.12	0.00
ProFund VP Consumer Services	8.22	9.74	0.00
ProFund VP Dow 30	8.77	9.43	0.00
ProFund VP Emerging Markets	7.78	8.33	0.00
ProFund VP Europe 30	8.16	8.17	0.00
ProFund VP Falling U.S. Dollar	9.26	8.80	0.00
ProFund VP Financials	4.67	5.06	0.00
ProFund VP Health Care	9.55	9.58	0.00
ProFund VP Industrials	7.66	9.24	0.00
ProFund VP International	6.43	6.77	0.00
ProFund VP Internet	9.96	13.15	0.00
ProFund VP Japan	5.61	5.12	0.00
ProFund VP Large-Cap Growth	8.79	9.71	0.00
ProFund VP Large-Cap Value	7.17	7.90	0.00
ProFund VP Mid-Cap	7.78	9.42	0.00
ProFund VP Mid-Cap Growth	8.48	10.63	0.00
ProFund VP Mid-Cap Value	7.83	9.20	0.00
ProFund VP Money Market	9.82	9.58	7,090.41
ProFund VP NASDAQ-100	9.72	11.21	0.00
ProFund VP Oil & Gas	9.22	10.60	2,791.60
ProFund VP Pharmaceuticals	9.72	9.53	0.00
ProFund VP Precious Metals	9.18	11.90	2,667.03
ProFund VP Real Estate	6.68	8.13	1,562.69
ProFund VP Rising Rates Opportunity	6.65	5.45	0.00
ProFund VP Semiconductor	7.40	8.11	0.00
ProFund VP Short Dow 30	7.83	5.97	0.00
ProFund VP Short Emerging Markets	6.37	5.07	0.00
ProFund VP Short International	9.37	7.80	0.00
ProFund VP Short Mid-Cap	7.81	5.65	0.00
ProFund VP Short NASDAQ-100	7.08	5.44	0.00
ProFund VP Short Small-Cap	7.94	5.50	0.00
ProFund VP Small-Cap	7.42	9.03	0.00
ProFund VP Small-Cap Growth	7.81	9.59	0.00
ProFund VP Small-Cap Value	7.31	8.71	0.00
ProFund VP Technology	9.85	10.64	0.00
ProFund VP Telecommunications	8.35	9.43	0.00
ProFund VP U.S. Government Plus	11.26	12.10	0.00
ProFund VP UltraBull	4.97	5.92	0.00
ProFund VP UltraMid-Cap	5.00	7.30	0.00
ProFund VP UltraNASDAQ-100	7.19	9.48	0.00
ProFund VP UltraShort Dow 30	7.15	4.62	0.00
ProFund VP UltraShort NASDAQ-100	6.10	3.51	0.00
ProFund VP UltraSmall-Cap	3.79	5.49	0.00
ProFund VP Utilities	9.70	10.03	0.00
Rydex VT Dow 2x Strategy Fund	30.47	37.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.40	4.36	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.15	9.56	0.00
Rydex VT S&P 500 2x Strategy Fund	4.93	6.03	0.00
Rydex VT U.S. Government Money Market Fund	9.83	9.60	0.00
UIF Emerging Markets Debt Portfolio[10]	11.69	12.51	0.00
UIF Emerging Markets Equity Portfolio[11]	10.58	12.28	0.00
UIF Mid Cap Growth Portfolio[12]	9.39	12.12	0.00
UIF U.S. Real Estate Portfolio[13]	7.54	9.53	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.20	14.06	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 23 – 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	10.96	12.44	0.00
Adaptive Allocation Portfolio	8.99	10.27	1,823.43
Alger Small Cap Growth Portfolio	13.22	16.15	0.00
American Century VP Income & Growth Fund	9.06	10.06	0.00
American Century VP International Fund	12.19	13.45	0.00
American Century VP Large Company Value Fund	8.26	8.93	0.00
American Century VP Mid Cap Value Fund	11.09	12.87	0.00
American Century VP Ultra Fund	8.23	9.30	0.00
Chariot Absolute Return All Opportunities[1]	9.77	9.57	761.05
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.16	6.75	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.69	9.70	0.00
Direxion Dynamic HY Bond Fund	9.11	9.24	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.11	10.18	0.00
Dreyfus VIF Appreciation Portfolio	9.45	10.60	0.00
Dreyfus VIF International Value Portfolio	8.29	8.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.52	9.54	0.00
Invesco V.I. Basic Value[4]	7.05	7.36	0.00
Invesco V.I. Global Real Estate[5]	8.03	9.19	0.00
Invesco V.I. International Growth[6]	9.33	10.25	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.71	10.77	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.67	9.48	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.82	10.51	0.00
PIMCO VIT All Asset Portfolio	11.05	12.18	0.00
PIMCO VIT High Yield Portfolio	10.74	11.98	33,867.94
PIMCO VIT Low Duration Portfolio	11.40	11.70	6,420.34
PIMCO VIT Real Return Portfolio	11.36	11.97	0.00
PIMCO VIT Total Return Portfolio	12.36	13.02	0.00
ProFund VP Asia 30	11.84	13.15	0.00
ProFund VP Banks	3.65	3.85	0.00
ProFund VP Basic Materials	9.43	11.93	0.00
ProFund VP Bear	8.84	7.08	3,797.45
ProFund VP Biotechnology	9.84	10.09	880.24
ProFund VP Bull	7.98	8.76	0.00
ProFund VP Consumer Goods	9.70	11.10	0.00
ProFund VP Consumer Services	8.20	9.71	0.00
ProFund VP Dow 30	8.75	9.41	0.00
ProFund VP Emerging Markets	7.77	8.32	0.00
ProFund VP Europe 30	8.15	8.15	0.00
ProFund VP Falling U.S. Dollar	9.25	8.79	0.00
ProFund VP Financials	4.66	5.05	0.00
ProFund VP Health Care	9.53	9.56	0.00
ProFund VP Industrials	7.64	9.22	0.00
ProFund VP International	6.43	6.76	0.00
ProFund VP Internet	9.94	13.12	0.00
ProFund VP Japan	5.60	5.11	0.00
ProFund VP Large-Cap Growth	8.78	9.69	0.00
ProFund VP Large-Cap Value	7.16	7.89	0.00
ProFund VP Mid-Cap	7.78	9.41	0.00
ProFund VP Mid-Cap Growth	8.47	10.60	0.00
ProFund VP Mid-Cap Value	7.81	9.18	0.00
ProFund VP Money Market	9.80	9.56	0.00
ProFund VP NASDAQ-100	9.70	11.19	0.00
ProFund VP Oil & Gas	9.21	10.57	6,263.54
ProFund VP Pharmaceuticals	9.70	9.51	0.00
ProFund VP Precious Metals	9.16	11.88	6,495.08
ProFund VP Real Estate	6.67	8.11	1,279.21
ProFund VP Rising Rates Opportunity	6.64	5.44	0.00
ProFund VP Semiconductor	7.38	8.09	0.00
ProFund VP Short Dow 30	7.82	5.96	0.00
ProFund VP Short Emerging Markets	6.37	5.07	0.00
ProFund VP Short International	9.36	7.78	1,817.14
ProFund VP Short Mid-Cap	7.79	5.64	0.00
ProFund VP Short NASDAQ-100	7.07	5.43	0.00
ProFund VP Short Small-Cap	7.92	5.49	5,837.10
ProFund VP Small-Cap	7.40	9.01	0.00
ProFund VP Small-Cap Growth	7.80	9.57	0.00
ProFund VP Small-Cap Value	7.30	8.69	0.00
ProFund VP Technology	9.83	10.62	870.92
ProFund VP Telecommunications	8.34	9.41	0.00
ProFund VP U.S. Government Plus	11.24	12.07	1,873.16
ProFund VP UltraBull	4.96	5.91	0.00
ProFund VP UltraMid-Cap	4.99	7.28	0.00
ProFund VP UltraNASDAQ-100	7.17	9.46	0.00
ProFund VP UltraShort Dow 30	7.14	4.61	0.00
ProFund VP UltraShort NASDAQ-100	6.10	3.51	4,307.53
ProFund VP UltraSmall-Cap	3.79	5.48	0.00
ProFund VP Utilities	9.68	10.01	0.00
Rydex VT Dow 2x Strategy Fund	30.42	36.96	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.39	4.35	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.14	9.53	0.00
Rydex VT S&P 500 2x Strategy Fund	4.92	6.02	0.00
Rydex VT U.S. Government Money Market Fund	9.24	9.01	0.00
UIF Emerging Markets Debt Portfolio[10]	11.66	12.48	0.00
UIF Emerging Markets Equity Portfolio[11]	10.56	12.26	0.00
UIF Mid Cap Growth Portfolio[12]	9.37	12.09	0.00
UIF U.S. Real Estate Portfolio[13]	7.52	9.51	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.18	14.03	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 24 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	10.94	12.41	0.00
Adaptive Allocation Portfolio	8.98	10.25	0.00
Alger Small Cap Growth Portfolio	17.43	21.29	0.00
American Century VP Income & Growth Fund	11.21	12.44	0.00
American Century VP International Fund	14.45	15.94	0.00
American Century VP Large Company Value Fund	8.24	8.90	465.72
American Century VP Mid Cap Value Fund	11.06	12.83	0.00
American Century VP Ultra Fund	8.21	9.27	595.30
Chariot Absolute Return All Opportunities[1]	9.76	9.57	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.15	6.73	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.68	9.68	0.00
Direxion Dynamic HY Bond Fund	9.10	9.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.09	10.15	0.00
Dreyfus VIF Appreciation Portfolio	9.43	10.58	0.00
Dreyfus VIF International Value Portfolio	8.28	8.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.50	9.51	0.00
Invesco V.I. Basic Value[4]	7.04	7.34	0.00
Invesco V.I. Global Real Estate[5]	8.02	9.17	0.00
Invesco V.I. International Growth[6]	9.32	10.23	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.69	10.75	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.65	9.46	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.80	10.49	0.00
PIMCO VIT All Asset Portfolio	11.03	12.15	0.00
PIMCO VIT High Yield Portfolio	10.72	11.95	0.00
PIMCO VIT Low Duration Portfolio	11.38	11.67	0.00
PIMCO VIT Real Return Portfolio	11.34	11.94	0.00
PIMCO VIT Total Return Portfolio	12.34	12.99	1,246.77
ProFund VP Asia 30	11.82	13.12	0.00
ProFund VP Banks	3.64	3.84	0.00
ProFund VP Basic Materials	9.41	11.90	0.00
ProFund VP Bear	8.82	7.07	0.00
ProFund VP Biotechnology	9.82	10.06	350.67
ProFund VP Bull	7.97	8.74	0.00
ProFund VP Consumer Goods	9.68	11.07	0.00
ProFund VP Consumer Services	8.19	9.69	356.04
ProFund VP Dow 30	8.74	9.39	0.00
ProFund VP Emerging Markets	7.76	8.30	0.00
ProFund VP Europe 30	8.13	8.14	0.00
ProFund VP Falling U.S. Dollar	9.24	8.78	0.00
ProFund VP Financials	4.66	5.03	0.00
ProFund VP Health Care	9.51	9.54	0.00
ProFund VP Industrials	7.63	9.20	0.00
ProFund VP International	6.42	6.75	0.00
ProFund VP Internet	9.93	13.09	0.00
ProFund VP Japan	5.59	5.09	0.00
ProFund VP Large-Cap Growth	8.76	9.67	0.00
ProFund VP Large-Cap Value	7.15	7.87	0.00
ProFund VP Mid-Cap	7.77	9.39	0.00
ProFund VP Mid-Cap Growth	8.45	10.58	0.00
ProFund VP Mid-Cap Value	7.80	9.16	0.00
ProFund VP Money Market	9.78	9.54	2,808.31
ProFund VP NASDAQ-100	9.68	11.16	0.00
ProFund VP Oil & Gas	9.19	10.55	843.23
ProFund VP Pharmaceuticals	9.68	9.49	0.00
ProFund VP Precious Metals	9.14	11.85	0.00
ProFund VP Real Estate	6.65	8.09	0.00
ProFund VP Rising Rates Opportunity	6.63	5.43	0.00
ProFund VP Semiconductor	7.37	8.07	0.00
ProFund VP Short Dow 30	7.80	5.94	0.00
ProFund VP Short Emerging Markets	6.36	5.06	0.00
ProFund VP Short International	9.35	7.77	0.00
ProFund VP Short Mid-Cap	7.78	5.62	0.00
ProFund VP Short NASDAQ-100	7.05	5.42	0.00
ProFund VP Short Small-Cap	7.91	5.48	0.00
ProFund VP Small-Cap	7.39	8.99	0.00
ProFund VP Small-Cap Growth	7.79	9.54	0.00
ProFund VP Small-Cap Value	7.28	8.67	0.00
ProFund VP Technology	9.81	10.59	0.00
ProFund VP Telecommunications	8.32	9.39	0.00
ProFund VP U.S. Government Plus	11.22	12.04	674.90
ProFund VP UltraBull	4.95	5.90	0.00
ProFund VP UltraMid-Cap	4.98	7.27	0.00
ProFund VP UltraNASDAQ-100	7.16	9.44	0.00
ProFund VP UltraShort Dow 30	7.13	4.61	0.00
ProFund VP UltraShort NASDAQ-100	6.09	3.50	0.00
ProFund VP UltraSmall-Cap	3.78	5.47	0.00
ProFund VP Utilities	9.66	9.98	0.00
Rydex VT Dow 2x Strategy Fund	30.36	36.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.38	4.34	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.13	9.51	0.00
Rydex VT S&P 500 2x Strategy Fund	4.91	6.00	0.00
Rydex VT U.S. Government Money Market Fund	9.30	9.07	0.00
UIF Emerging Markets Debt Portfolio[10]	11.64	12.46	866.22
UIF Emerging Markets Equity Portfolio[11]	10.54	12.23	483.66
UIF Mid Cap Growth Portfolio[12]	9.36	12.07	1,626.82
UIF U.S. Real Estate Portfolio[13]	7.51	9.48	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.16	14.00	1,231.79

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 25 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	10.44	11.51	0.00
Adaptive Allocation Portfolio	10.92	12.38	151.59
Alger Small Cap Growth Portfolio	8.96	10.23	0.00
American Century VP Income & Growth Fund	10.49	12.80	0.00
American Century VP International Fund	8.14	9.04	0.00
American Century VP Large Company Value Fund	8.15	8.80	0.00
American Century VP Mid Cap Value Fund	10.54	12.21	0.00
American Century VP Ultra Fund	8.44	9.53	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.56	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.14	6.71	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.66	9.66	0.00
Direxion Dynamic HY Bond Fund	9.08	9.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.08	10.13	0.00
Dreyfus VIF Appreciation Portfolio	9.42	10.55	0.00
Dreyfus VIF International Value Portfolio	8.26	8.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.16	9.08	0.00
Invesco V.I. Basic Value[4]	7.03	7.32	0.00
Invesco V.I. Global Real Estate[5]	8.01	9.14	0.00
Invesco V.I. International Growth[6]	9.30	10.20	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.67	10.72	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.63	9.44	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.79	10.46	0.00
PIMCO VIT All Asset Portfolio	11.01	12.12	0.00
PIMCO VIT High Yield Portfolio	10.70	11.92	0.00
PIMCO VIT Low Duration Portfolio	11.36	11.64	1,790.12
PIMCO VIT Real Return Portfolio	11.32	11.91	178.38
PIMCO VIT Total Return Portfolio	12.32	12.96	250.14
ProFund VP Asia 30	11.79	13.09	425.11
ProFund VP Banks	3.63	3.84	0.00
ProFund VP Basic Materials	9.39	11.87	106.00
ProFund VP Bear	8.80	7.05	0.00
ProFund VP Biotechnology	9.81	10.04	0.00
ProFund VP Bull	7.95	8.72	0.00
ProFund VP Consumer Goods	9.66	11.05	0.00
ProFund VP Consumer Services	8.17	9.67	108.69
ProFund VP Dow 30	8.72	9.36	0.00
ProFund VP Emerging Markets	7.75	8.29	0.00
ProFund VP Europe 30	8.12	8.12	0.00
ProFund VP Falling U.S. Dollar	9.23	8.76	0.00
ProFund VP Financials	4.65	5.02	0.00
ProFund VP Health Care	9.50	9.52	0.00
ProFund VP Industrials	7.61	9.18	118.44
ProFund VP International	6.41	6.74	0.00
ProFund VP Internet	9.91	13.06	0.00
ProFund VP Japan	5.58	5.08	230.50
ProFund VP Large-Cap Growth	8.75	9.65	125.72
ProFund VP Large-Cap Value	7.13	7.85	0.00
ProFund VP Mid-Cap	7.76	9.38	0.00
ProFund VP Mid-Cap Growth	8.43	10.55	115.48
ProFund VP Mid-Cap Value	7.78	9.14	118.09
ProFund VP Money Market	9.76	9.51	1,585.15
ProFund VP NASDAQ-100	9.66	11.14	648.41
ProFund VP Oil & Gas	9.17	10.52	103.16
ProFund VP Pharmaceuticals	9.67	9.46	1,030.68
ProFund VP Precious Metals	9.13	11.82	2,751.77
ProFund VP Real Estate	6.64	8.07	0.00
ProFund VP Rising Rates Opportunity	6.62	5.41	0.00
ProFund VP Semiconductor	7.35	8.06	0.00
ProFund VP Short Dow 30	7.79	5.93	0.00
ProFund VP Short Emerging Markets	6.35	5.05	0.00
ProFund VP Short International	9.34	7.76	0.00
ProFund VP Short Mid-Cap	7.77	5.61	0.00
ProFund VP Short NASDAQ-100	7.04	5.41	0.00
ProFund VP Short Small-Cap	7.89	5.46	0.00
ProFund VP Small-Cap	7.37	8.97	0.00
ProFund VP Small-Cap Growth	7.77	9.52	112.95
ProFund VP Small-Cap Value	7.27	8.65	144.53
ProFund VP Technology	9.79	10.57	0.00
ProFund VP Telecommunications	8.31	9.36	0.00
ProFund VP U.S. Government Plus	11.20	12.01	0.00
ProFund VP UltraBull	4.94	5.88	0.00
ProFund VP UltraMid-Cap	4.97	7.25	0.00
ProFund VP UltraNASDAQ-100	7.15	9.42	0.00
ProFund VP UltraShort Dow 30	7.12	4.60	0.00
ProFund VP UltraShort NASDAQ-100	6.08	3.49	0.00
ProFund VP UltraSmall-Cap	3.77	5.46	0.00
ProFund VP Utilities	9.65	9.96	0.00
Rydex VT Dow 2x Strategy Fund	30.31	36.79	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.37	4.33	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.11	9.49	0.00
Rydex VT S&P 500 2x Strategy Fund	4.90	5.99	0.00
Rydex VT U.S. Government Money Market Fund	9.84	9.59	0.00
UIF Emerging Markets Debt Portfolio[10]	11.62	12.43	0.00
UIF Emerging Markets Equity Portfolio[11]	10.53	12.20	1,588.86
UIF Mid Cap Growth Portfolio[12]	9.34	12.04	0.00
UIF U.S. Real Estate Portfolio[13]	7.50	9.46	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.14	13.97	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 26 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	10.90	12.35	3,539.31
Adaptive Allocation Portfolio	8.95	10.22	18,591.03
Alger Small Cap Growth Portfolio	13.06	15.94	0.00
American Century VP Income & Growth Fund	8.95	9.92	14,443.09
American Century VP International Fund	12.05	13.27	0.00
American Century VP Large Company Value Fund	8.20	8.85	0.00
American Century VP Mid Cap Value Fund	11.00	12.75	0.00
American Century VP Ultra Fund	8.17	9.21	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.55	4,036.51
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.13	6.70	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.65	9.64	0.00
Direxion Dynamic HY Bond Fund	9.06	9.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.06	10.11	0.00
Dreyfus VIF Appreciation Portfolio	9.40	10.53	0.00
Dreyfus VIF International Value Portfolio	8.25	8.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.46	9.46	0.00
Invesco V.I. Basic Value[4]	7.01	7.30	0.00
Invesco V.I. Global Real Estate[5]	7.99	9.12	3,566.48
Invesco V.I. International Growth[6]	9.28	10.18	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.66	10.70	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.62	9.42	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.77	10.44	0.00
PIMCO VIT All Asset Portfolio	10.99	12.09	0.00
PIMCO VIT High Yield Portfolio	10.68	11.89	7,388.99
PIMCO VIT Low Duration Portfolio	11.34	11.62	28,323.92
PIMCO VIT Real Return Portfolio	11.30	11.88	4,265.75
PIMCO VIT Total Return Portfolio	12.30	12.93	4,665.12
ProFund VP Asia 30	11.77	13.06	1,844.75
ProFund VP Banks	3.63	3.83	0.00
ProFund VP Basic Materials	9.38	11.84	0.00
ProFund VP Bear	8.79	7.04	2,730.49
ProFund VP Biotechnology	9.79	10.02	0.00
ProFund VP Bull	7.94	8.70	0.00
ProFund VP Consumer Goods	9.64	11.02	6,843.88
ProFund VP Consumer Services	8.16	9.65	0.00
ProFund VP Dow 30	8.71	9.34	0.00
ProFund VP Emerging Markets	7.74	8.28	0.00
ProFund VP Europe 30	8.10	8.10	0.00
ProFund VP Falling U.S. Dollar	9.22	8.75	0.00
ProFund VP Financials	4.64	5.01	4,264.12
ProFund VP Health Care	9.48	9.49	3,578.09
ProFund VP Industrials	7.60	9.16	0.00
ProFund VP International	6.41	6.73	0.00
ProFund VP Internet	9.89	13.03	2,981.02
ProFund VP Japan	5.57	5.07	0.00
ProFund VP Large-Cap Growth	8.73	9.62	0.00
ProFund VP Large-Cap Value	7.12	7.83	0.00
ProFund VP Mid-Cap	7.75	9.37	0.00
ProFund VP Mid-Cap Growth	8.42	10.53	7,641.94
ProFund VP Mid-Cap Value	7.77	9.12	15,939.05
ProFund VP Money Market	9.74	9.49	24,501.14
ProFund VP NASDAQ-100	9.65	11.11	0.00
ProFund VP Oil & Gas	9.16	10.50	5,817.83
ProFund VP Pharmaceuticals	9.65	9.44	0.00
ProFund VP Precious Metals	9.11	11.79	2,932.87
ProFund VP Real Estate	6.63	8.05	4,529.85
ProFund VP Rising Rates Opportunity	6.60	5.40	8,497.29
ProFund VP Semiconductor	7.34	8.04	0.00
ProFund VP Short Dow 30	7.77	5.92	0.00
ProFund VP Short Emerging Markets	6.35	5.04	132.32
ProFund VP Short International	9.33	7.75	0.00
ProFund VP Short Mid-Cap	7.75	5.60	0.00
ProFund VP Short NASDAQ-100	7.03	5.39	0.00
ProFund VP Short Small-Cap	7.88	5.45	3,297.23
ProFund VP Small-Cap	7.36	8.95	19,381.25
ProFund VP Small-Cap Growth	7.76	9.50	6,543.08
ProFund VP Small-Cap Value	7.26	8.63	0.00
ProFund VP Technology	9.77	10.54	0.00
ProFund VP Telecommunications	8.29	9.34	0.00
ProFund VP U.S. Government Plus	11.18	11.99	2,871.40
ProFund VP UltraBull	4.93	5.87	32,848.02
ProFund VP UltraMid-Cap	4.96	7.23	0.00
ProFund VP UltraNASDAQ-100	7.13	9.39	1,948.84
ProFund VP UltraShort Dow 30	7.12	4.59	134.68
ProFund VP UltraShort NASDAQ-100	6.08	3.49	21,174.18
ProFund VP UltraSmall-Cap	3.77	5.44	0.00
ProFund VP Utilities	9.63	9.94	0.00
Rydex VT Dow 2x Strategy Fund	30.25	36.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.36	4.32	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.10	9.47	0.00
Rydex VT S&P 500 2x Strategy Fund	4.89	5.98	0.00
Rydex VT U.S. Government Money Market Fund	9.13	8.90	0.00
UIF Emerging Markets Debt Portfolio[10]	11.60	12.40	0.00
UIF Emerging Markets Equity Portfolio[11]	10.51	12.17	0.00
UIF Mid Cap Growth Portfolio[12]	9.32	12.01	0.00
UIF U.S. Real Estate Portfolio[13]	7.48	9.44	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.12	13.93	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 27 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Access VP High Yield	10.88	12.32	0.00
Adaptive Allocation Portfolio	8.94	10.20	505.73
Alger Small Cap Growth Portfolio	10.44	12.73	0.00
American Century VP Income & Growth Fund	8.11	8.99	0.00
American Century VP International Fund	10.40	11.45	0.00
American Century VP Large Company Value Fund	8.12	8.76	0.00
American Century VP Mid Cap Value Fund	10.49	12.15	0.00
American Century VP Ultra Fund	8.41	9.48	0.00
Chariot Absolute Return All Opportunities[1]	9.76	9.54	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.12	6.68	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.63	9.61	0.00
Direxion Dynamic HY Bond Fund	9.05	9.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.04	10.08	0.00
Dreyfus VIF Appreciation Portfolio	9.38	10.50	0.00
Dreyfus VIF International Value Portfolio	8.23	8.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.13	9.03	0.00
Invesco V.I. Basic Value[4]	7.00	7.29	0.00
Invesco V.I. Global Real Estate[5]	7.98	9.10	0.00
Invesco V.I. International Growth[6]	9.27	10.16	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.64	10.67	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.60	9.39	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.76	10.41	0.00
PIMCO VIT All Asset Portfolio	10.97	12.07	0.00
PIMCO VIT High Yield Portfolio	10.66	11.86	0.00
PIMCO VIT Low Duration Portfolio	11.32	11.59	1,784.47
PIMCO VIT Real Return Portfolio	11.28	11.86	0.00
PIMCO VIT Total Return Portfolio	12.27	12.90	0.00
ProFund VP Asia 30	11.75	13.03	0.00
ProFund VP Banks	3.62	3.82	0.00
ProFund VP Basic Materials	9.36	11.82	0.00
ProFund VP Bear	8.77	7.02	4,014.48
ProFund VP Biotechnology	9.77	9.99	244.65
ProFund VP Bull	7.92	8.68	0.00
ProFund VP Consumer Goods	9.62	11.00	0.00
ProFund VP Consumer Services	8.14	9.62	0.00
ProFund VP Dow 30	8.69	9.32	0.00
ProFund VP Emerging Markets	7.73	8.26	0.00
ProFund VP Europe 30	8.09	8.08	0.00
ProFund VP Falling U.S. Dollar	9.21	8.74	0.00
ProFund VP Financials	4.63	5.00	0.00
ProFund VP Health Care	9.46	9.47	0.00
ProFund VP Industrials	7.59	9.14	0.00
ProFund VP International	6.40	6.72	0.00
ProFund VP Internet	9.87	13.00	0.00
ProFund VP Japan	5.56	5.06	0.00
ProFund VP Large-Cap Growth	8.71	9.60	0.00
ProFund VP Large-Cap Value	7.11	7.81	0.00
ProFund VP Mid-Cap	7.74	9.35	0.00
ProFund VP Mid-Cap Growth	8.40	10.50	0.00
ProFund VP Mid-Cap Value	7.76	9.09	0.00
ProFund VP Money Market	9.73	9.47	19,973.12
ProFund VP NASDAQ-100	9.63	11.08	0.00
ProFund VP Oil & Gas	9.14	10.48	0.00
ProFund VP Pharmaceuticals	9.63	9.42	0.00
ProFund VP Precious Metals	9.09	11.77	1,939.76
ProFund VP Real Estate	6.62	8.03	0.00
ProFund VP Rising Rates Opportunity	6.59	5.39	0.00
ProFund VP Semiconductor	7.33	8.02	0.00
ProFund VP Short Dow 30	7.76	5.90	0.00
ProFund VP Short Emerging Markets	6.34	5.03	0.00
ProFund VP Short International	9.32	7.74	503.45
ProFund VP Short Mid-Cap	7.74	5.58	0.00
ProFund VP Short NASDAQ-100	7.01	5.38	0.00
ProFund VP Short Small-Cap	7.86	5.44	1,017.33
ProFund VP Small-Cap	7.35	8.92	0.00
ProFund VP Small-Cap Growth	7.74	9.48	0.00
ProFund VP Small-Cap Value	7.24	8.61	0.00
ProFund VP Technology	9.76	10.52	242.07
ProFund VP Telecommunications	8.28	9.32	0.00
ProFund VP U.S. Government Plus	11.16	11.96	189.17
ProFund VP UltraBull	4.92	5.85	0.00
ProFund VP UltraMid-Cap	4.95	7.22	0.00
ProFund VP UltraNASDAQ-100	7.12	9.37	3,887.63
ProFund VP UltraShort Dow 30	7.11	4.59	0.00
ProFund VP UltraShort NASDAQ-100	6.07	3.48	0.00
ProFund VP UltraSmall-Cap	3.76	5.43	0.00
ProFund VP Utilities	9.61	9.91	0.00
Rydex VT Dow 2x Strategy Fund	30.19	36.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.35	4.31	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.09	9.44	0.00
Rydex VT S&P 500 2x Strategy Fund	4.88	5.96	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.53	0.00
UIF Emerging Markets Debt Portfolio[10]	11.58	12.37	242.80
UIF Emerging Markets Equity Portfolio[11]	10.49	12.14	135.57
UIF Mid Cap Growth Portfolio[12]	9.31	11.98	455.99
UIF U.S. Real Estate Portfolio[13]	7.47	9.42	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.10	13.90	559.95

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 28 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.86	12.29	6,123.35
Adaptive Allocation Portfolio	8.93	10.18	0.00
Alger Small Cap Growth Portfolio	12.96	15.79	0.00
American Century VP Income & Growth Fund	8.88	9.84	0.00
American Century VP International Fund	11.95	13.15	136.09
American Century VP Large Company Value Fund	8.16	8.79	462.45
American Century VP Mid Cap Value Fund	10.95	12.67	0.00
American Century VP Ultra Fund	8.13	9.16	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.54	1,369.31
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.11	6.67	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.61	9.59	0.00
Direxion Dynamic HY Bond Fund	9.03	9.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.03	10.06	0.00
Dreyfus VIF Appreciation Portfolio	9.36	10.48	441.52
Dreyfus VIF International Value Portfolio	8.22	8.33	191.83
Goldman Sachs VIT Structured Small Cap Equity Fund	7.43	9.40	0.00
Invesco V.I. Basic Value[4]	6.99	7.27	0.00
Invesco V.I. Global Real Estate[5]	7.96	9.08	1,121.08
Invesco V.I. International Growth[6]	9.25	10.13	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.62	10.65	382.68
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.59	9.37	530.04
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.74	10.39	0.00
PIMCO VIT All Asset Portfolio	10.95	12.04	5,766.61
PIMCO VIT High Yield Portfolio	10.64	11.84	1,137.13
PIMCO VIT Low Duration Portfolio	11.30	11.56	29,832.49
PIMCO VIT Real Return Portfolio	11.26	11.83	0.00
PIMCO VIT Total Return Portfolio	12.25	12.87	1,095.62
ProFund VP Asia 30	11.73	13.00	7,311.25
ProFund VP Banks	3.61	3.81	0.00
ProFund VP Basic Materials	9.34	11.79	366.69
ProFund VP Bear	8.76	7.00	0.00
ProFund VP Biotechnology	9.75	9.97	0.00
ProFund VP Bull	7.91	8.66	318.39
ProFund VP Consumer Goods	9.61	10.97	16,555.03
ProFund VP Consumer Services	8.13	9.60	375.99
ProFund VP Dow 30	8.67	9.30	0.00
ProFund VP Emerging Markets	7.73	8.25	0.00
ProFund VP Europe 30	8.07	8.06	0.00
ProFund VP Falling U.S. Dollar	9.20	8.72	0.00
ProFund VP Financials	4.62	4.99	7,054.01
ProFund VP Health Care	9.44	9.45	28,208.32
ProFund VP Industrials	7.57	9.12	409.70
ProFund VP International	6.39	6.71	0.00
ProFund VP Internet	9.85	12.97	0.00
ProFund VP Japan	5.55	5.05	797.36
ProFund VP Large-Cap Growth	8.70	9.58	434.91
ProFund VP Large-Cap Value	7.10	7.79	349.67
ProFund VP Mid-Cap	7.74	9.34	0.00
ProFund VP Mid-Cap Growth	8.39	10.48	1,942.82
ProFund VP Mid-Cap Value	7.74	9.07	408.52
ProFund VP Money Market	9.71	9.45	9,979.19
ProFund VP NASDAQ-100	9.61	11.06	0.00
ProFund VP Oil & Gas	9.12	10.45	20,456.48
ProFund VP Pharmaceuticals	9.61	9.40	0.00
ProFund VP Precious Metals	9.08	11.74	1,577.33
ProFund VP Real Estate	6.60	8.01	1,031.53
ProFund VP Rising Rates Opportunity	6.58	5.38	28,611.91
ProFund VP Semiconductor	7.31	8.00	0.00
ProFund VP Short Dow 30	7.74	5.89	0.00
ProFund VP Short Emerging Markets	6.33	5.03	0.00
ProFund VP Short International	9.31	7.72	0.00
ProFund VP Short Mid-Cap	7.72	5.57	0.00
ProFund VP Short NASDAQ-100	7.00	5.37	0.00
ProFund VP Short Small-Cap	7.85	5.43	0.00
ProFund VP Small-Cap	7.33	8.90	10,172.44
ProFund VP Small-Cap Growth	7.73	9.45	390.74
ProFund VP Small-Cap Value	7.23	8.59	499.97
ProFund VP Technology	9.74	10.49	5,159.56
ProFund VP Telecommunications	8.26	9.30	0.00
ProFund VP U.S. Government Plus	11.14	11.93	2,060.18
ProFund VP UltraBull	4.91	5.84	0.00
ProFund VP UltraMid-Cap	4.94	7.20	0.00
ProFund VP UltraNASDAQ-100	7.11	9.35	0.00
ProFund VP UltraShort Dow 30	7.10	4.58	0.00
ProFund VP UltraShort NASDAQ-100	6.06	3.48	38,887.07
ProFund VP UltraSmall-Cap	3.75	5.42	0.00
ProFund VP Utilities	9.59	9.89	0.00
Rydex VT Dow 2x Strategy Fund	30.14	36.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.33	4.30	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.07	9.42	0.00
Rydex VT S&P 500 2x Strategy Fund	4.87	5.95	0.00
Rydex VT U.S. Government Money Market Fund	9.06	8.82	0.00
UIF Emerging Markets Debt Portfolio[10]	11.56	12.34	262.82
UIF Emerging Markets Equity Portfolio[11]	10.47	12.11	1,906.47
UIF Mid Cap Growth Portfolio[12]	9.29	11.95	776.29
UIF U.S. Real Estate Portfolio[13]	7.46	9.39	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.08	13.87	133.22
1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 29 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.84	12.26	0.00
Adaptive Allocation Portfolio	8.92	10.16	0.00
Alger Small Cap Growth Portfolio	11.54	14.06	0.00
American Century VP Income & Growth Fund	8.36	9.26	0.00
American Century VP International Fund	11.01	12.11	0.00
American Century VP Large Company Value Fund	8.14	8.77	0.00
American Century VP Mid Cap Value Fund	10.92	12.64	0.00
American Century VP Ultra Fund	8.11	9.13	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.53	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.10	6.65	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.60	9.57	0.00
Direxion Dynamic HY Bond Fund	9.01	9.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	9.01	10.03	0.00
Dreyfus VIF Appreciation Portfolio	9.35	10.46	0.00
Dreyfus VIF International Value Portfolio	8.20	8.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.41	9.37	0.00
Invesco V.I. Basic Value[4]	6.98	7.25	0.00
Invesco V.I. Global Real Estate[5]	7.95	9.06	0.00
Invesco V.I. International Growth[6]	9.23	10.11	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.60	10.62	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.57	9.35	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.72	10.36	0.00
PIMCO VIT All Asset Portfolio	10.93	12.01	0.00
PIMCO VIT High Yield Portfolio	10.62	11.81	0.00
PIMCO VIT Low Duration Portfolio	11.28	11.54	265.79
PIMCO VIT Real Return Portfolio	11.24	11.80	271.54
PIMCO VIT Total Return Portfolio	12.23	12.84	243.94
ProFund VP Asia 30	11.71	12.97	0.00
ProFund VP Banks	3.61	3.80	0.00
ProFund VP Basic Materials	9.32	11.76	0.00
ProFund VP Bear	8.74	6.99	0.00
ProFund VP Biotechnology	9.73	9.95	0.00
ProFund VP Bull	7.89	8.64	1,405.16
ProFund VP Consumer Goods	9.59	10.94	0.00
ProFund VP Consumer Services	8.11	9.58	0.00
ProFund VP Dow 30	8.66	9.28	0.00
ProFund VP Emerging Markets	7.72	8.24	0.00
ProFund VP Europe 30	8.06	8.04	0.00
ProFund VP Falling U.S. Dollar	9.19	8.71	0.00
ProFund VP Financials	4.61	4.98	0.00
ProFund VP Health Care	9.43	9.43	0.00
ProFund VP Industrials	7.56	9.09	0.00
ProFund VP International	6.39	6.70	0.00
ProFund VP Internet	9.84	12.94	0.00
ProFund VP Japan	5.54	5.03	0.00
ProFund VP Large-Cap Growth	8.68	9.56	0.00
ProFund VP Large-Cap Value	7.08	7.78	0.00
ProFund VP Mid-Cap	7.73	9.32	0.00
ProFund VP Mid-Cap Growth	8.37	10.46	0.00
ProFund VP Mid-Cap Value	7.73	9.05	0.00
ProFund VP Money Market	9.69	9.42	4,394.45
ProFund VP NASDAQ-100	9.59	11.03	0.00
ProFund VP Oil & Gas	9.11	10.43	0.00
ProFund VP Pharmaceuticals	9.60	9.38	0.00
ProFund VP Precious Metals	9.06	11.71	0.00
ProFund VP Real Estate	6.59	7.99	0.00
ProFund VP Rising Rates Opportunity	6.57	5.36	0.00
ProFund VP Semiconductor	7.30	7.98	0.00
ProFund VP Short Dow 30	7.73	5.87	0.00
ProFund VP Short Emerging Markets	6.33	5.02	0.00
ProFund VP Short International	9.30	7.71	0.00
ProFund VP Short Mid-Cap	7.71	5.56	0.00
ProFund VP Short NASDAQ-100	6.99	5.36	0.00
ProFund VP Short Small-Cap	7.84	5.41	763.43
ProFund VP Small-Cap	7.32	8.88	753.52
ProFund VP Small-Cap Growth	7.72	9.43	0.00
ProFund VP Small-Cap Value	7.22	8.57	0.00
ProFund VP Technology	9.72	10.47	0.00
ProFund VP Telecommunications	8.25	9.28	0.00
ProFund VP U.S. Government Plus	11.12	11.90	706.65
ProFund VP UltraBull	4.90	5.83	0.00
ProFund VP UltraMid-Cap	4.94	7.18	0.00
ProFund VP UltraNASDAQ-100	7.09	9.33	1,934.86
ProFund VP UltraShort Dow 30	7.10	4.57	0.00
ProFund VP UltraShort NASDAQ-100	6.06	3.47	0.00
ProFund VP UltraSmall-Cap	3.74	5.41	0.00
ProFund VP Utilities	9.58	9.87	0.00
Rydex VT Dow 2x Strategy Fund	30.08	36.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.32	4.29	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.06	9.40	0.00
Rydex VT S&P 500 2x Strategy Fund	4.86	5.93	0.00
Rydex VT U.S. Government Money Market Fund	9.66	9.39	0.00
UIF Emerging Markets Debt Portfolio[10]	11.54	12.31	906.98
UIF Emerging Markets Equity Portfolio[11]	10.45	12.08	506.42
UIF Mid Cap Growth Portfolio[12]	9.27	11.93	1,703.37
UIF U.S. Real Estate Portfolio[13]	7.44	9.37	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.06	13.84	459.75

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 30 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.82	12.23	3,823.47
Adaptive Allocation Portfolio	8.91	10.14	22,948.63
Alger Small Cap Growth Portfolio	12.86	15.65	0.00
American Century VP Income & Growth Fund	8.81	9.75	0.00
American Century VP International Fund	11.86	13.04	0.00
American Century VP Large Company Value Fund	8.12	8.74	0.00
American Century VP Mid Cap Value Fund	10.89	12.60	202.01
American Century VP Ultra Fund	8.09	9.10	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.52	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.08	6.64	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.58	9.55	0.00
Direxion Dynamic HY Bond Fund	9.00	9.09	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.99	10.01	0.00
Dreyfus VIF Appreciation Portfolio	9.33	10.43	0.00
Dreyfus VIF International Value Portfolio	8.19	8.29	257.84
Goldman Sachs VIT Structured Small Cap Equity Fund	7.39	9.34	1,418.04
Invesco V.I. Basic Value[4]	6.96	7.24	338.76
Invesco V.I. Global Real Estate[5]	7.93	9.04	0.00
Invesco V.I. International Growth[6]	9.21	10.08	1,584.28
Invesco V.I. Mid Cap Core Equity[7]	9.58	10.60	227.33
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.56	9.33	1,710.88
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.71	10.34	496.77
PIMCO VIT All Asset Portfolio	10.91	11.98	502.62
PIMCO VIT High Yield Portfolio	10.60	11.78	1,849.96
PIMCO VIT Low Duration Portfolio	11.26	11.51	97,908.31
PIMCO VIT Real Return Portfolio	11.22	11.77	5,276.75
PIMCO VIT Total Return Portfolio	12.21	12.81	11,422.52
ProFund VP Asia 30	11.69	12.94	9,093.45
ProFund VP Banks	3.60	3.79	4,246.07
ProFund VP Basic Materials	9.31	11.73	235.49
ProFund VP Bear	8.72	6.97	0.00
ProFund VP Biotechnology	9.72	9.92	0.00
ProFund VP Bull	7.88	8.62	0.00
ProFund VP Consumer Goods	9.57	10.92	50,656.31
ProFund VP Consumer Services	8.10	9.56	0.00
ProFund VP Dow 30	8.64	9.26	6,960.69
ProFund VP Emerging Markets	7.71	8.23	1,968.93
ProFund VP Europe 30	8.04	8.02	0.00
ProFund VP Falling U.S. Dollar	9.18	8.70	0.00
ProFund VP Financials	4.60	4.96	5,467.48
ProFund VP Health Care	9.41	9.41	85,573.35
ProFund VP Industrials	7.54	9.07	0.00
ProFund VP International	6.38	6.69	4,841.50
ProFund VP Internet	9.82	12.91	0.00
ProFund VP Japan	5.53	5.02	0.00
ProFund VP Large-Cap Growth	8.67	9.53	248.69
ProFund VP Large-Cap Value	7.07	7.76	304.09
ProFund VP Mid-Cap	7.72	9.31	0.00
ProFund VP Mid-Cap Growth	8.36	10.43	920.13
ProFund VP Mid-Cap Value	7.71	9.03	287.80
ProFund VP Money Market	9.67	9.40	40,906.55
ProFund VP NASDAQ-100	9.58	11.01	0.00
ProFund VP Oil & Gas	9.09	10.40	52,286.64
ProFund VP Pharmaceuticals	9.58	9.35	0.00
ProFund VP Precious Metals	9.04	11.68	1,606.77
ProFund VP Real Estate	6.58	7.97	0.00
ProFund VP Rising Rates Opportunity	6.56	5.35	82,903.63
ProFund VP Semiconductor	7.29	7.96	0.00
ProFund VP Short Dow 30	7.72	5.86	0.00
ProFund VP Short Emerging Markets	6.32	5.01	0.00
ProFund VP Short International	9.29	7.70	0.00
ProFund VP Short Mid-Cap	7.69	5.55	0.00
ProFund VP Short NASDAQ-100	6.98	5.34	0.00
ProFund VP Short Small-Cap	7.82	5.40	0.00
ProFund VP Small-Cap	7.31	8.86	1,801.91
ProFund VP Small-Cap Growth	7.70	9.41	582.50
ProFund VP Small-Cap Value	7.20	8.55	625.78
ProFund VP Technology	9.70	10.44	9,127.94
ProFund VP Telecommunications	8.23	9.25	0.00
ProFund VP U.S. Government Plus	11.10	11.87	0.00
ProFund VP UltraBull	4.90	5.81	6,071.02
ProFund VP UltraMid-Cap	4.93	7.17	0.00
ProFund VP UltraNASDAQ-100	7.08	9.31	12,677.01
ProFund VP UltraShort Dow 30	7.09	4.56	0.00
ProFund VP UltraShort NASDAQ-100	6.05	3.47	134,577.95
ProFund VP UltraSmall-Cap	3.74	5.39	0.00
ProFund VP Utilities	9.56	9.84	0.00
Rydex VT Dow 2x Strategy Fund	30.03	36.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.31	4.28	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.05	9.38	0.00
Rydex VT S&P 500 2x Strategy Fund	4.85	5.92	0.00
Rydex VT U.S. Government Money Market Fund	9.00	8.74	0.00
UIF Emerging Markets Debt Portfolio[10]	11.52	12.28	0.00
UIF Emerging Markets Equity Portfolio[11]	10.43	12.06	238.04
UIF Mid Cap Growth Portfolio[12]	9.26	11.90	5,240.17
UIF U.S. Real Estate Portfolio[13]	7.43	9.35	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.04	13.80	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 31 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Access VP High Yield	10.80	12.21	0.00
Adaptive Allocation Portfolio	8.89	10.12	0.00
Alger Small Cap Growth Portfolio	10.35	12.60	0.00
American Century VP Income & Growth Fund	8.04	8.89	0.00
American Century VP International Fund	10.31	11.33	0.00
American Century VP Large Company Value Fund	8.05	8.66	0.00
American Century VP Mid Cap Value Fund	10.40	12.02	1,808.88
American Century VP Ultra Fund	8.33	9.38	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.52	1,013.78
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.07	6.62	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.57	9.53	0.00
Direxion Dynamic HY Bond Fund	8.98	9.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.98	9.99	0.00
Dreyfus VIF Appreciation Portfolio	9.31	10.41	0.00
Dreyfus VIF International Value Portfolio	8.17	8.27	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.07	8.93	0.00
Invesco V.I. Basic Value[4]	6.95	7.22	0.00
Invesco V.I. Global Real Estate[5]	7.92	9.02	2,541.98
Invesco V.I. International Growth[6]	9.20	10.06	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.57	10.57	974.10
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.54	9.31	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.69	10.32	0.00
PIMCO VIT All Asset Portfolio	10.89	11.95	0.00
PIMCO VIT High Yield Portfolio	10.58	11.75	33,409.74
PIMCO VIT Low Duration Portfolio	11.24	11.48	0.00
PIMCO VIT Real Return Portfolio	11.20	11.75	0.00
PIMCO VIT Total Return Portfolio	12.18	12.78	5,022.33
ProFund VP Asia 30	11.66	12.91	0.00
ProFund VP Banks	3.59	3.78	0.00
ProFund VP Basic Materials	9.29	11.71	0.00
ProFund VP Bear	8.71	6.95	11.62
ProFund VP Biotechnology	9.70	9.90	0.00
ProFund VP Bull	7.86	8.60	476.05
ProFund VP Consumer Goods	9.55	10.89	0.00
ProFund VP Consumer Services	8.09	9.53	0.00
ProFund VP Dow 30	8.63	9.23	0.00
ProFund VP Emerging Markets	7.70	8.21	0.00
ProFund VP Europe 30	8.03	8.00	0.00
ProFund VP Falling U.S. Dollar	9.17	8.68	0.00
ProFund VP Financials	4.60	4.95	0.00
ProFund VP Health Care	9.39	9.38	0.00
ProFund VP Industrials	7.53	9.05	0.00
ProFund VP International	6.37	6.68	0.00
ProFund VP Internet	9.80	12.88	0.00
ProFund VP Japan	5.52	5.01	0.00
ProFund VP Large-Cap Growth	8.65	9.51	0.00
ProFund VP Large-Cap Value	7.06	7.74	522.83
ProFund VP Mid-Cap	7.71	9.29	0.00
ProFund VP Mid-Cap Growth	8.34	10.41	435.65
ProFund VP Mid-Cap Value	7.70	9.01	0.00
ProFund VP Money Market	9.65	9.38	31,953.81
ProFund VP NASDAQ-100	9.56	10.98	0.00
ProFund VP Oil & Gas	9.07	10.38	1,307.93
ProFund VP Pharmaceuticals	9.56	9.33	455.11
ProFund VP Precious Metals	9.03	11.66	1,655.99
ProFund VP Real Estate	6.57	7.96	1,695.01
ProFund VP Rising Rates Opportunity	6.54	5.34	0.00
ProFund VP Semiconductor	7.27	7.94	0.00
ProFund VP Short Dow 30	7.70	5.85	0.00
ProFund VP Short Emerging Markets	6.31	5.00	0.00
ProFund VP Short International	9.28	7.69	0.00
ProFund VP Short Mid-Cap	7.68	5.53	0.00
ProFund VP Short NASDAQ-100	6.96	5.33	0.00
ProFund VP Short Small-Cap	7.81	5.39	0.00
ProFund VP Small-Cap	7.29	8.84	1,451.39
ProFund VP Small-Cap Growth	7.69	9.39	0.00
ProFund VP Small-Cap Value	7.19	8.53	0.00
ProFund VP Technology	9.69	10.42	0.00
ProFund VP Telecommunications	8.22	9.23	0.00
ProFund VP U.S. Government Plus	11.08	11.85	133.34
ProFund VP UltraBull	4.89	5.80	0.00
ProFund VP UltraMid-Cap	4.92	7.15	0.00
ProFund VP UltraNASDAQ-100	7.07	9.28	0.00
ProFund VP UltraShort Dow 30	7.08	4.56	17.14
ProFund VP UltraShort NASDAQ-100	6.04	3.46	21.87
ProFund VP UltraSmall-Cap	3.73	5.38	0.00
ProFund VP Utilities	9.54	9.82	0.00
Rydex VT Dow 2x Strategy Fund	29.97	36.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.30	4.27	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.04	9.36	0.00
Rydex VT S&P 500 2x Strategy Fund	4.85	5.91	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.43	0.00
UIF Emerging Markets Debt Portfolio[10]	11.49	12.25	0.00
UIF Emerging Markets Equity Portfolio[11]	10.41	12.03	0.00
UIF Mid Cap Growth Portfolio[12]	9.24	11.87	0.00
UIF U.S. Real Estate Portfolio[13]	7.41	9.33	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.02	13.77	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 32 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Access VP High Yield	10.78	12.18	1,393.60
Adaptive Allocation Portfolio	8.88	10.11	0.00
Alger Small Cap Growth Portfolio	10.33	12.56	0.00
American Century VP Income & Growth Fund	8.02	8.87	0.00
American Century VP International Fund	10.29	11.30	0.00
American Century VP Large Company Value Fund	8.03	8.64	0.00
American Century VP Mid Cap Value Fund	10.38	11.99	0.00
American Century VP Ultra Fund	8.31	9.35	0.00
Chariot Absolute Return All Opportunities[1]	9.75	9.51	234.61
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.06	6.61	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.55	9.50	153.21
Direxion Dynamic HY Bond Fund	8.96	9.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.96	9.96	0.00
Dreyfus VIF Appreciation Portfolio	9.29	10.38	0.00
Dreyfus VIF International Value Portfolio	8.16	8.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.05	8.91	334.35
Invesco V.I. Basic Value[4]	6.94	7.20	0.00
Invesco V.I. Global Real Estate[5]	7.90	9.00	260.09
Invesco V.I. International Growth[6]	9.18	10.04	244.55
Invesco V.I. Mid Cap Core Equity[7]	9.55	10.55	440.66
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.52	9.29	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.68	10.29	0.00
PIMCO VIT All Asset Portfolio	10.87	11.92	0.00
PIMCO VIT High Yield Portfolio	10.56	11.73	36.29
PIMCO VIT Low Duration Portfolio	11.22	11.46	15,135.02
PIMCO VIT Real Return Portfolio	11.18	11.72	1,122.17
PIMCO VIT Total Return Portfolio	12.16	12.75	0.00
ProFund VP Asia 30	11.64	12.88	0.00
ProFund VP Banks	3.59	3.77	0.00
ProFund VP Basic Materials	9.27	11.68	577.66
ProFund VP Bear	8.69	6.94	0.00
ProFund VP Biotechnology	9.68	9.88	0.00
ProFund VP Bull	7.85	8.58	0.00
ProFund VP Consumer Goods	9.54	10.87	8,145.33
ProFund VP Consumer Services	8.07	9.51	312.35
ProFund VP Dow 30	8.61	9.21	0.00
ProFund VP Emerging Markets	7.69	8.20	0.00
ProFund VP Europe 30	8.01	7.98	0.00
ProFund VP Falling U.S. Dollar	9.17	8.67	0.00
ProFund VP Financials	4.59	4.94	0.00
ProFund VP Health Care	9.38	9.36	16,113.94
ProFund VP Industrials	7.52	9.03	340.35
ProFund VP International	6.37	6.67	0.00
ProFund VP Internet	9.78	12.85	0.00
ProFund VP Japan	5.51	5.00	662.39
ProFund VP Large-Cap Growth	8.63	9.49	361.30
ProFund VP Large-Cap Value	7.04	7.72	0.00
ProFund VP Mid-Cap	7.70	9.28	0.00
ProFund VP Mid-Cap Growth	8.33	10.38	331.87
ProFund VP Mid-Cap Value	7.69	8.99	339.37
ProFund VP Money Market	9.64	9.36	23,459.49
ProFund VP NASDAQ-100	9.54	10.95	0.00
ProFund VP Oil & Gas	9.06	10.35	10,095.23
ProFund VP Pharmaceuticals	9.54	9.31	0.00
ProFund VP Precious Metals	9.01	11.63	751.73
ProFund VP Real Estate	6.56	7.94	325.78
ProFund VP Rising Rates Opportunity	6.53	5.33	11,321.09
ProFund VP Semiconductor	7.26	7.92	0.00
ProFund VP Short Dow 30	7.69	5.83	0.00
ProFund VP Short Emerging Markets	6.31	5.00	0.00
ProFund VP Short International	9.27	7.68	0.00
ProFund VP Short Mid-Cap	7.67	5.52	0.00
ProFund VP Short NASDAQ-100	6.95	5.32	0.00
ProFund VP Short Small-Cap	7.79	5.38	0.00
ProFund VP Small-Cap	7.28	8.82	0.00
ProFund VP Small-Cap Growth	7.67	9.37	324.60
ProFund VP Small-Cap Value	7.18	8.51	415.34
ProFund VP Technology	9.67	10.39	0.00
ProFund VP Telecommunications	8.20	9.21	0.00
ProFund VP U.S. Government Plus	11.06	11.82	342.70
ProFund VP UltraBull	4.88	5.79	0.00
ProFund VP UltraMid-Cap	4.91	7.13	0.00
ProFund VP UltraNASDAQ-100	7.06	9.26	551.90
ProFund VP UltraShort Dow 30	7.07	4.55	0.00
ProFund VP UltraShort NASDAQ-100	6.04	3.46	30,939.34
ProFund VP UltraSmall-Cap	3.72	5.37	0.00
ProFund VP Utilities	9.52	9.80	0.00
Rydex VT Dow 2x Strategy Fund	29.92	36.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.29	4.26	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.02	9.34	0.00
Rydex VT S&P 500 2x Strategy Fund	4.84	5.89	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.41	0.00
UIF Emerging Markets Debt Portfolio[10]	11.47	12.23	258.70
UIF Emerging Markets Equity Portfolio[11]	10.39	12.00	347.97
UIF Mid Cap Growth Portfolio[12]	9.22	11.84	485.87
UIF U.S. Real Estate Portfolio[13]	7.40	9.31	0.00
Van Eck VIP Global Hard Assets Fund[14]	11.00	13.74	157.89

1Formerly Chariot Absolute Return Currency Portfolio                                       8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 33 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.76	12.15	0.00
Adaptive Allocation Portfolio	8.87	10.09	3,994.59
Alger Small Cap Growth Portfolio	12.70	15.45	0.00
American Century VP Income & Growth Fund	8.70	9.62	0.00
American Century VP International Fund	11.72	12.86	0.00
American Century VP Large Company Value Fund	8.06	8.66	0.00
American Century VP Mid Cap Value Fund	10.81	12.48	1,740.95
American Century VP Ultra Fund	8.03	9.02	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.50	4,997.30
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.05	6.59	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.54	9.48	0.00
Direxion Dynamic HY Bond Fund	8.95	9.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.94	9.94	0.00
Dreyfus VIF Appreciation Portfolio	9.28	10.36	0.00
Dreyfus VIF International Value Portfolio	8.14	8.24	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.33	9.26	0.00
Invesco V.I. Basic Value[4]	6.92	7.19	0.00
Invesco V.I. Global Real Estate[5]	7.89	8.98	4,420.41
Invesco V.I. International Growth[6]	9.16	10.01	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.53	10.52	978.39
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.51	9.26	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.66	10.27	0.00
PIMCO VIT All Asset Portfolio	10.85	11.90	486.95
PIMCO VIT High Yield Portfolio	10.54	11.70	6,005.90
PIMCO VIT Low Duration Portfolio	11.20	11.43	0.00
PIMCO VIT Real Return Portfolio	11.16	11.69	0.00
PIMCO VIT Total Return Portfolio	12.14	12.72	4,076.88
ProFund VP Asia 30	11.62	12.85	0.00
ProFund VP Banks	3.58	3.76	0.00
ProFund VP Basic Materials	9.26	11.65	0.00
ProFund VP Bear	8.68	6.92	0.00
ProFund VP Biotechnology	9.66	9.86	0.00
ProFund VP Bull	7.83	8.56	0.00
ProFund VP Consumer Goods	9.52	10.84	0.00
ProFund VP Consumer Services	8.06	9.49	0.00
ProFund VP Dow 30	8.59	9.19	0.00
ProFund VP Emerging Markets	7.69	8.19	0.00
ProFund VP Europe 30	8.00	7.97	0.00
ProFund VP Falling U.S. Dollar	9.16	8.65	0.00
ProFund VP Financials	4.58	4.93	0.00
ProFund VP Health Care	9.36	9.34	0.00
ProFund VP Industrials	7.50	9.01	0.00
ProFund VP International	6.36	6.65	0.00
ProFund VP Internet	9.76	12.82	0.00
ProFund VP Japan	5.50	4.99	0.00
ProFund VP Large-Cap Growth	8.62	9.47	0.00
ProFund VP Large-Cap Value	7.03	7.70	0.00
ProFund VP Mid-Cap	7.70	9.26	0.00
ProFund VP Mid-Cap Growth	8.31	10.36	0.00
ProFund VP Mid-Cap Value	7.67	8.97	0.00
ProFund VP Money Market	9.62	9.34	6,857.92
ProFund VP NASDAQ-100	9.52	10.93	0.00
ProFund VP Oil & Gas	9.04	10.33	4,069.04
ProFund VP Pharmaceuticals	9.53	9.29	0.00
ProFund VP Precious Metals	8.99	11.60	8,638.50
ProFund VP Real Estate	6.54	7.92	5,581.05
ProFund VP Rising Rates Opportunity	6.52	5.31	1,052.88
ProFund VP Semiconductor	7.25	7.91	0.00
ProFund VP Short Dow 30	7.67	5.82	0.00
ProFund VP Short Emerging Markets	6.30	4.99	0.00
ProFund VP Short International	9.26	7.66	0.00
ProFund VP Short Mid-Cap	7.65	5.51	0.00
ProFund VP Short NASDAQ-100	6.94	5.31	0.00
ProFund VP Short Small-Cap	7.78	5.36	0.00
ProFund VP Small-Cap	7.27	8.80	0.00
ProFund VP Small-Cap Growth	7.66	9.34	0.00
ProFund VP Small-Cap Value	7.17	8.49	0.00
ProFund VP Technology	9.65	10.37	0.00
ProFund VP Telecommunications	8.19	9.19	0.00
ProFund VP U.S. Government Plus	11.04	11.79	0.00
ProFund VP UltraBull	4.87	5.77	0.00
ProFund VP UltraMid-Cap	4.90	7.12	0.00
ProFund VP UltraNASDAQ-100	7.04	9.24	0.00
ProFund VP UltraShort Dow 30	7.07	4.54	0.00
ProFund VP UltraShort NASDAQ-100	6.03	3.45	0.00
ProFund VP UltraSmall-Cap	3.72	5.35	0.00
ProFund VP Utilities	9.51	9.77	0.00
Rydex VT Dow 2x Strategy Fund	29.86	36.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.28	4.25	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.01	9.31	0.00
Rydex VT S&P 500 2x Strategy Fund	4.83	5.88	0.00
Rydex VT U.S. Government Money Market Fund	8.89	8.63	0.00
UIF Emerging Markets Debt Portfolio[10]	11.45	12.20	0.00
UIF Emerging Markets Equity Portfolio[11]	10.37	11.97	0.00
UIF Mid Cap Growth Portfolio[12]	9.20	11.82	0.00
UIF U.S. Real Estate Portfolio[13]	7.39	9.29	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.98	13.71	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 34 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.74	12.12	0.00
Adaptive Allocation Portfolio	8.86	10.07	0.00
Alger Small Cap Growth Portfolio	10.28	12.50	0.00
American Century VP Income & Growth Fund	7.99	8.82	0.00
American Century VP International Fund	10.24	11.24	0.00
American Century VP Large Company Value Fund	8.00	8.59	0.00
American Century VP Mid Cap Value Fund	10.33	11.92	0.00
American Century VP Ultra Fund	8.28	9.30	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.50	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.04	6.57	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.52	9.46	0.00
Direxion Dynamic HY Bond Fund	8.93	9.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.93	9.92	0.00
Dreyfus VIF Appreciation Portfolio	9.26	10.33	0.00
Dreyfus VIF International Value Portfolio	8.13	8.22	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.02	8.86	0.00
Invesco V.I. Basic Value[4]	6.91	7.17	0.00
Invesco V.I. Global Real Estate[5]	7.87	8.95	0.00
Invesco V.I. International Growth[6]	9.15	9.99	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.51	10.50	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.49	9.24	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.64	10.24	0.00
PIMCO VIT All Asset Portfolio	10.83	11.87	0.00
PIMCO VIT High Yield Portfolio	10.52	11.67	0.00
PIMCO VIT Low Duration Portfolio	11.18	11.40	0.00
PIMCO VIT Real Return Portfolio	11.13	11.66	0.00
PIMCO VIT Total Return Portfolio	12.12	12.69	0.00
ProFund VP Asia 30	11.60	12.82	0.00
ProFund VP Banks	3.57	3.76	0.00
ProFund VP Basic Materials	9.24	11.62	0.00
ProFund VP Bear	8.66	6.91	0.00
ProFund VP Biotechnology	9.64	9.83	0.00
ProFund VP Bull	7.82	8.54	0.00
ProFund VP Consumer Goods	9.50	10.82	0.00
ProFund VP Consumer Services	8.04	9.47	0.00
ProFund VP Dow 30	8.58	9.17	0.00
ProFund VP Emerging Markets	7.68	8.18	0.00
ProFund VP Europe 30	7.98	7.95	0.00
ProFund VP Falling U.S. Dollar	9.15	8.64	0.00
ProFund VP Financials	4.57	4.92	0.00
ProFund VP Health Care	9.34	9.32	0.00
ProFund VP Industrials	7.49	8.99	0.00
ProFund VP International	6.35	6.64	0.00
ProFund VP Internet	9.75	12.79	0.00
ProFund VP Japan	5.49	4.98	0.00
ProFund VP Large-Cap Growth	8.60	9.44	0.00
ProFund VP Large-Cap Value	7.02	7.68	0.00
ProFund VP Mid-Cap	7.69	9.25	0.00
ProFund VP Mid-Cap Growth	8.30	10.33	0.00
ProFund VP Mid-Cap Value	7.66	8.95	0.00
ProFund VP Money Market	9.60	9.32	3,858.65
ProFund VP NASDAQ-100	9.51	10.90	0.00
ProFund VP Oil & Gas	9.02	10.31	0.00
ProFund VP Pharmaceuticals	9.51	9.27	0.00
ProFund VP Precious Metals	8.98	11.58	0.00
ProFund VP Real Estate	6.53	7.90	0.00
ProFund VP Rising Rates Opportunity	6.51	5.30	0.00
ProFund VP Semiconductor	7.23	7.89	0.00
ProFund VP Short Dow 30	7.66	5.81	0.00
ProFund VP Short Emerging Markets	6.29	4.98	0.00
ProFund VP Short International	9.25	7.65	0.00
ProFund VP Short Mid-Cap	7.64	5.49	0.00
ProFund VP Short NASDAQ-100	6.92	5.29	0.00
ProFund VP Short Small-Cap	7.76	5.35	0.00
ProFund VP Small-Cap	7.25	8.78	0.00
ProFund VP Small-Cap Growth	7.64	9.32	0.00
ProFund VP Small-Cap Value	7.15	8.47	0.00
ProFund VP Technology	9.63	10.35	0.00
ProFund VP Telecommunications	8.17	9.17	0.00
ProFund VP U.S. Government Plus	11.02	11.76	0.00
ProFund VP UltraBull	4.86	5.76	0.00
ProFund VP UltraMid-Cap	4.89	7.10	0.00
ProFund VP UltraNASDAQ-100	7.03	9.22	0.00
ProFund VP UltraShort Dow 30	7.06	4.54	0.00
ProFund VP UltraShort NASDAQ-100	6.03	3.45	0.00
ProFund VP UltraSmall-Cap	3.71	5.34	0.00
ProFund VP Utilities	9.49	9.75	0.00
Rydex VT Dow 2x Strategy Fund	29.81	36.02	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.26	4.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	7.00	9.29	0.00
Rydex VT S&P 500 2x Strategy Fund	4.82	5.86	0.00
Rydex VT U.S. Government Money Market Fund	9.65	9.36	0.00
UIF Emerging Markets Debt Portfolio[10]	11.43	12.17	0.00
UIF Emerging Markets Equity Portfolio[11]	10.35	11.94	0.00
UIF Mid Cap Growth Portfolio[12]	9.19	11.79	0.00
UIF U.S. Real Estate Portfolio[13]	7.37	9.26	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.96	13.67	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 35 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.72	12.09	0.00
Adaptive Allocation Portfolio	8.85	10.05	0.00
Alger Small Cap Growth Portfolio	12.60	15.31	0.00
American Century VP Income & Growth Fund	8.64	9.53	0.00
American Century VP International Fund	11.62	12.75	0.00
American Century VP Large Company Value Fund	8.02	8.61	0.00
American Century VP Mid Cap Value Fund	10.76	12.41	0.00
American Century VP Ultra Fund	7.99	8.97	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.49	10,685.41
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.03	6.56	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.50	9.44	43.51
Direxion Dynamic HY Bond Fund	8.91	8.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.91	9.90	0.00
Dreyfus VIF Appreciation Portfolio	9.24	10.31	0.00
Dreyfus VIF International Value Portfolio	8.11	8.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.30	9.21	66.86
Invesco V.I. Basic Value[4]	6.90	7.15	0.00
Invesco V.I. Global Real Estate[5]	7.86	8.93	12,217.12
Invesco V.I. International Growth[6]	9.13	9.97	72.70
Invesco V.I. Mid Cap Core Equity[7]	9.50	10.48	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.48	9.22	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.63	10.22	139.06
PIMCO VIT All Asset Portfolio	10.81	11.84	0.00
PIMCO VIT High Yield Portfolio	10.50	11.64	0.00
PIMCO VIT Low Duration Portfolio	11.16	11.38	0.00
PIMCO VIT Real Return Portfolio	11.11	11.64	357.54
PIMCO VIT Total Return Portfolio	12.10	12.66	72.69
ProFund VP Asia 30	11.58	12.79	0.00
ProFund VP Banks	3.57	3.75	0.00
ProFund VP Basic Materials	9.22	11.60	62.57
ProFund VP Bear	8.64	6.89	600.94
ProFund VP Biotechnology	9.63	9.81	0.00
ProFund VP Bull	7.81	8.52	86.34
ProFund VP Consumer Goods	9.48	10.79	65.38
ProFund VP Consumer Services	8.03	9.45	0.00
ProFund VP Dow 30	8.56	9.15	0.00
ProFund VP Emerging Markets	7.67	8.16	0.00
ProFund VP Europe 30	7.97	7.93	0.00
ProFund VP Falling U.S. Dollar	9.14	8.63	0.00
ProFund VP Financials	4.56	4.91	0.00
ProFund VP Health Care	9.32	9.30	0.00
ProFund VP Industrials	7.47	8.97	0.00
ProFund VP International	6.35	6.63	0.00
ProFund VP Internet	9.73	12.76	0.00
ProFund VP Japan	5.48	4.96	0.00
ProFund VP Large-Cap Growth	8.59	9.42	0.00
ProFund VP Large-Cap Value	7.00	7.67	94.82
ProFund VP Mid-Cap	7.68	9.24	0.00
ProFund VP Mid-Cap Growth	8.28	10.31	79.01
ProFund VP Mid-Cap Value	7.64	8.93	0.00
ProFund VP Money Market	9.58	9.29	13,014.40
ProFund VP NASDAQ-100	9.49	10.88	0.00
ProFund VP Oil & Gas	9.01	10.28	16,615.18
ProFund VP Pharmaceuticals	9.49	9.25	0.00
ProFund VP Precious Metals	8.96	11.55	75,163.77
ProFund VP Real Estate	6.52	7.88	12,806.45
ProFund VP Rising Rates Opportunity	6.50	5.29	0.00
ProFund VP Semiconductor	7.22	7.87	0.00
ProFund VP Short Dow 30	7.65	5.79	0.00
ProFund VP Short Emerging Markets	6.29	4.97	0.00
ProFund VP Short International	9.24	7.64	2,789.89
ProFund VP Short Mid-Cap	7.62	5.48	0.00
ProFund VP Short NASDAQ-100	6.91	5.28	4,364.55
ProFund VP Short Small-Cap	7.75	5.34	425.22
ProFund VP Small-Cap	7.24	8.76	0.00
ProFund VP Small-Cap Growth	7.63	9.30	0.00
ProFund VP Small-Cap Value	7.14	8.45	0.00
ProFund VP Technology	9.61	10.32	0.00
ProFund VP Telecommunications	8.16	9.15	0.00
ProFund VP U.S. Government Plus	11.00	11.74	79.56
ProFund VP UltraBull	4.85	5.75	0.00
ProFund VP UltraMid-Cap	4.88	7.08	0.00
ProFund VP UltraNASDAQ-100	7.02	9.20	0.00
ProFund VP UltraShort Dow 30	7.05	4.53	65,070.00
ProFund VP UltraShort NASDAQ-100	6.02	3.44	2,655.05
ProFund VP UltraSmall-Cap	3.70	5.33	0.00
ProFund VP Utilities	9.47	9.73	0.00
Rydex VT Dow 2x Strategy Fund	29.75	35.94	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.25	4.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.98	9.27	0.00
Rydex VT S&P 500 2x Strategy Fund	4.81	5.85	0.00
Rydex VT U.S. Government Money Market Fund	8.82	8.56	0.00
UIF Emerging Markets Debt Portfolio[10]	11.41	12.14	0.00
UIF Emerging Markets Equity Portfolio[11]	10.33	11.92	60.54
UIF Mid Cap Growth Portfolio[12]	9.17	11.76	0.00
UIF U.S. Real Estate Portfolio[13]	7.36	9.24	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.94	13.64	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 36 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	10.70	12.06	0.00
Adaptive Allocation Portfolio	8.84	10.03	0.00
Alger Small Cap Growth Portfolio	10.24	12.43	0.00
American Century VP Income & Growth Fund	7.95	8.77	0.00
American Century VP International Fund	10.20	11.18	0.00
American Century VP Large Company Value Fund	7.96	8.55	0.00
American Century VP Mid Cap Value Fund	10.29	11.86	0.00
American Century VP Ultra Fund	8.24	9.25	0.00
Chariot Absolute Return All Opportunities[1]	9.74	9.48	201.81
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.02	6.54	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.49	9.41	0.00
Direxion Dynamic HY Bond Fund	8.90	8.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.89	9.87	0.00
Dreyfus VIF Appreciation Portfolio	9.23	10.29	0.00
Dreyfus VIF International Value Portfolio	8.10	8.18	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.99	8.81	0.00
Invesco V.I. Basic Value[4]	6.89	7.14	0.00
Invesco V.I. Global Real Estate[5]	7.84	8.91	262.35
Invesco V.I. International Growth[6]	9.11	9.94	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.48	10.45	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.46	9.20	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.61	10.20	0.00
PIMCO VIT All Asset Portfolio	10.79	11.81	0.00
PIMCO VIT High Yield Portfolio	10.49	11.62	0.00
PIMCO VIT Low Duration Portfolio	11.14	11.35	0.00
PIMCO VIT Real Return Portfolio	11.09	11.61	0.00
PIMCO VIT Total Return Portfolio	12.07	12.63	0.00
ProFund VP Asia 30	11.56	12.76	0.00
ProFund VP Banks	3.56	3.74	0.00
ProFund VP Basic Materials	9.21	11.57	0.00
ProFund VP Bear	8.63	6.87	0.00
ProFund VP Biotechnology	9.61	9.79	0.00
ProFund VP Bull	7.79	8.50	0.00
ProFund VP Consumer Goods	9.47	10.77	0.00
ProFund VP Consumer Services	8.01	9.42	0.00
ProFund VP Dow 30	8.55	9.13	0.00
ProFund VP Emerging Markets	7.66	8.15	0.00
ProFund VP Europe 30	7.95	7.91	0.00
ProFund VP Falling U.S. Dollar	9.13	8.62	0.00
ProFund VP Financials	4.55	4.89	0.00
ProFund VP Health Care	9.31	9.27	0.00
ProFund VP Industrials	7.46	8.95	0.00
ProFund VP International	6.34	6.62	0.00
ProFund VP Internet	9.71	12.73	0.00
ProFund VP Japan	5.47	4.95	0.00
ProFund VP Large-Cap Growth	8.57	9.40	0.00
ProFund VP Large-Cap Value	6.99	7.65	0.00
ProFund VP Mid-Cap	7.67	9.22	0.00
ProFund VP Mid-Cap Growth	8.27	10.29	0.00
ProFund VP Mid-Cap Value	7.63	8.90	0.00
ProFund VP Money Market	9.57	9.27	0.00
ProFund VP NASDAQ-100	9.47	10.85	0.00
ProFund VP Oil & Gas	8.99	10.26	229.33
ProFund VP Pharmaceuticals	9.47	9.22	0.00
ProFund VP Precious Metals	8.94	11.52	228.18
ProFund VP Real Estate	6.51	7.86	330.32
ProFund VP Rising Rates Opportunity	6.48	5.28	0.00
ProFund VP Semiconductor	7.21	7.85	0.00
ProFund VP Short Dow 30	7.63	5.78	0.00
ProFund VP Short Emerging Markets	6.28	4.97	0.00
ProFund VP Short International	9.23	7.63	0.00
ProFund VP Short Mid-Cap	7.61	5.47	0.00
ProFund VP Short NASDAQ-100	6.90	5.27	0.00
ProFund VP Short Small-Cap	7.74	5.33	0.00
ProFund VP Small-Cap	7.23	8.74	0.00
ProFund VP Small-Cap Growth	7.62	9.28	0.00
ProFund VP Small-Cap Value	7.13	8.43	0.00
ProFund VP Technology	9.60	10.30	0.00
ProFund VP Telecommunications	8.14	9.13	0.00
ProFund VP U.S. Government Plus	10.98	11.71	0.00
ProFund VP UltraBull	4.84	5.73	0.00
ProFund VP UltraMid-Cap	4.87	7.07	0.00
ProFund VP UltraNASDAQ-100	7.00	9.18	0.00
ProFund VP UltraShort Dow 30	7.04	4.52	0.00
ProFund VP UltraShort NASDAQ-100	6.01	3.44	0.00
ProFund VP UltraSmall-Cap	3.70	5.32	0.00
ProFund VP Utilities	9.45	9.71	0.00
Rydex VT Dow 2x Strategy Fund	29.70	35.86	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.24	4.22	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.97	9.25	0.00
Rydex VT S&P 500 2x Strategy Fund	4.80	5.84	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.31	0.00
UIF Emerging Markets Debt Portfolio[10]	11.39	12.11	0.00
UIF Emerging Markets Equity Portfolio[11]	10.31	11.89	0.00
UIF Mid Cap Growth Portfolio[12]	9.15	11.73	0.00
UIF U.S. Real Estate Portfolio[13]	7.35	9.22	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.92	13.61	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 37 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Access VP High Yield	10.68	12.04	0.00
Adaptive Allocation Portfolio	8.82	10.01	0.00
Alger Small Cap Growth Portfolio	11.02	13.37	0.00
American Century VP Income & Growth Fund	7.92	8.73	0.00
American Century VP International Fund	10.31	11.30	876.87
American Century VP Large Company Value Fund	7.93	8.51	0.00
American Century VP Mid Cap Value Fund	10.73	12.37	737.44
American Century VP Ultra Fund	8.17	9.17	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.48	3,165.67
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.01	6.53	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.47	9.39	0.00
Direxion Dynamic HY Bond Fund	8.88	8.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.88	9.85	0.00
Dreyfus VIF Appreciation Portfolio	9.21	10.26	0.00
Dreyfus VIF International Value Portfolio	8.08	8.16	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.23	9.11	1,028.36
Invesco V.I. Basic Value[4]	6.87	7.12	0.00
Invesco V.I. Global Real Estate[5]	7.83	8.89	0.00
Invesco V.I. International Growth[6]	9.10	9.92	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.46	10.43	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.45	9.18	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.60	10.17	888.82
PIMCO VIT All Asset Portfolio	10.77	11.79	0.00
PIMCO VIT High Yield Portfolio	10.47	11.59	0.00
PIMCO VIT Low Duration Portfolio	11.11	11.32	756.00
PIMCO VIT Real Return Portfolio	11.07	11.58	0.00
PIMCO VIT Total Return Portfolio	12.05	12.60	688.14
ProFund VP Asia 30	11.54	12.73	0.00
ProFund VP Banks	3.55	3.73	0.00
ProFund VP Basic Materials	9.19	11.54	909.56
ProFund VP Bear	8.61	6.86	0.00
ProFund VP Biotechnology	9.59	9.76	888.60
ProFund VP Bull	7.78	8.48	0.00
ProFund VP Consumer Goods	9.45	10.74	0.00
ProFund VP Consumer Services	8.00	9.40	0.00
ProFund VP Dow 30	8.53	9.11	0.00
ProFund VP Emerging Markets	7.65	8.14	0.00
ProFund VP Europe 30	7.94	7.89	0.00
ProFund VP Falling U.S. Dollar	9.12	8.60	0.00
ProFund VP Financials	4.55	4.88	0.00
ProFund VP Health Care	9.29	9.25	0.00
ProFund VP Industrials	7.45	8.93	1,028.25
ProFund VP International	6.33	6.61	0.00
ProFund VP Internet	9.69	12.70	837.59
ProFund VP Japan	5.46	4.94	0.00
ProFund VP Large-Cap Growth	8.56	9.38	0.00
ProFund VP Large-Cap Value	6.98	7.63	1,163.48
ProFund VP Mid-Cap	7.66	9.21	1,008.65
ProFund VP Mid-Cap Growth	8.25	10.26	0.00
ProFund VP Mid-Cap Value	7.62	8.88	0.00
ProFund VP Money Market	9.55	9.25	67,623.56
ProFund VP NASDAQ-100	9.45	10.83	873.34
ProFund VP Oil & Gas	8.97	10.23	4,382.70
ProFund VP Pharmaceuticals	9.46	9.20	0.00
ProFund VP Precious Metals	8.93	11.49	6,995.78
ProFund VP Real Estate	6.50	7.85	0.00
ProFund VP Rising Rates Opportunity	6.47	5.26	0.00
ProFund VP Semiconductor	7.19	7.83	1,162.55
ProFund VP Short Dow 30	7.62	5.76	0.00
ProFund VP Short Emerging Markets	6.28	4.96	0.00
ProFund VP Short International	9.22	7.62	0.00
ProFund VP Short Mid-Cap	7.60	5.46	0.00
ProFund VP Short NASDAQ-100	6.89	5.26	0.00
ProFund VP Short Small-Cap	7.72	5.31	0.00
ProFund VP Small-Cap	7.21	8.72	1,065.31
ProFund VP Small-Cap Growth	7.60	9.26	0.00
ProFund VP Small-Cap Value	7.11	8.41	0.00
ProFund VP Technology	9.58	10.27	889.72
ProFund VP Telecommunications	8.13	9.10	0.00
ProFund VP U.S. Government Plus	10.96	11.68	0.00
ProFund VP UltraBull	4.83	5.72	0.00
ProFund VP UltraMid-Cap	4.86	7.05	0.00
ProFund VP UltraNASDAQ-100	6.99	9.16	0.00
ProFund VP UltraShort Dow 30	7.04	4.52	17,503.67
ProFund VP UltraShort NASDAQ-100	6.01	3.43	0.00
ProFund VP UltraSmall-Cap	3.69	5.30	0.00
ProFund VP Utilities	9.44	9.68	0.00
Rydex VT Dow 2x Strategy Fund	29.65	35.77	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.23	4.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.96	9.23	0.00
Rydex VT S&P 500 2x Strategy Fund	4.79	5.82	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.22	0.00
UIF Emerging Markets Debt Portfolio[10]	11.37	12.08	726.47
UIF Emerging Markets Equity Portfolio[11]	10.30	11.86	845.21
UIF Mid Cap Growth Portfolio[12]	9.14	11.71	843.81
UIF U.S. Real Estate Portfolio[13]	7.33	9.20	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.90	13.58	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 38 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	10.66	12.01	0.00
Adaptive Allocation Portfolio	8.81	10.00	0.00
Alger Small Cap Growth Portfolio	12.45	15.11	0.00
American Century VP Income & Growth Fund	8.53	9.41	0.00
American Century VP International Fund	11.49	12.58	0.00
American Century VP Large Company Value Fund	7.96	8.53	0.00
American Century VP Mid Cap Value Fund	10.68	12.30	0.00
American Century VP Ultra Fund	7.93	8.89	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.47	1,675.32
Credit Suisse Trust – International Equity Flex III Portfolio[2]	6.00	6.51	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.46	9.37	0.00
Direxion Dynamic HY Bond Fund	8.86	8.92	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.86	9.83	0.00
Dreyfus VIF Appreciation Portfolio	9.19	10.24	0.00
Dreyfus VIF International Value Portfolio	8.07	8.14	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.24	9.12	0.00
Invesco V.I. Basic Value[4]	6.86	7.10	0.00
Invesco V.I. Global Real Estate[5]	7.82	8.87	1,770.70
Invesco V.I. International Growth[6]	9.08	9.90	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.44	10.40	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.43	9.16	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.58	10.15	0.00
PIMCO VIT All Asset Portfolio	10.75	11.76	0.00
PIMCO VIT High Yield Portfolio	10.45	11.56	0.00
PIMCO VIT Low Duration Portfolio	11.09	11.30	0.00
PIMCO VIT Real Return Portfolio	11.05	11.56	0.00
PIMCO VIT Total Return Portfolio	12.03	12.58	0.00
ProFund VP Asia 30	11.52	12.70	0.00
ProFund VP Banks	3.55	3.72	0.00
ProFund VP Basic Materials	9.17	11.52	0.00
ProFund VP Bear	8.60	6.84	89.40
ProFund VP Biotechnology	9.57	9.74	0.00
ProFund VP Bull	7.76	8.46	0.00
ProFund VP Consumer Goods	9.43	10.72	0.00
ProFund VP Consumer Services	7.98	9.38	0.00
ProFund VP Dow 30	8.52	9.08	0.00
ProFund VP Emerging Markets	7.65	8.13	0.00
ProFund VP Europe 30	7.92	7.87	0.00
ProFund VP Falling U.S. Dollar	9.11	8.59	0.00
ProFund VP Financials	4.54	4.87	0.00
ProFund VP Health Care	9.27	9.23	0.00
ProFund VP Industrials	7.43	8.91	0.00
ProFund VP International	6.33	6.60	0.00
ProFund VP Internet	9.67	12.67	0.00
ProFund VP Japan	5.45	4.93	0.00
ProFund VP Large-Cap Growth	8.54	9.36	0.00
ProFund VP Large-Cap Value	6.97	7.61	0.00
ProFund VP Mid-Cap	7.66	9.19	0.00
ProFund VP Mid-Cap Growth	8.24	10.24	0.00
ProFund VP Mid-Cap Value	7.60	8.86	0.00
ProFund VP Money Market	9.53	9.23	0.00
ProFund VP NASDAQ-100	9.44	10.80	0.00
ProFund VP Oil & Gas	8.96	10.21	1,845.73
ProFund VP Pharmaceuticals	9.44	9.18	0.00
ProFund VP Precious Metals	8.91	11.47	2,120.72
ProFund VP Real Estate	6.48	7.83	2,695.75
ProFund VP Rising Rates Opportunity	6.46	5.25	0.00
ProFund VP Semiconductor	7.18	7.81	0.00
ProFund VP Short Dow 30	7.60	5.75	0.00
ProFund VP Short Emerging Markets	6.27	4.95	22,433.20
ProFund VP Short International	9.21	7.61	0.00
ProFund VP Short Mid-Cap	7.58	5.44	0.00
ProFund VP Short NASDAQ-100	6.87	5.24	0.00
ProFund VP Short Small-Cap	7.71	5.30	107.96
ProFund VP Small-Cap	7.20	8.70	0.00
ProFund VP Small-Cap Growth	7.59	9.24	0.00
ProFund VP Small-Cap Value	7.10	8.39	0.00
ProFund VP Technology	9.56	10.25	0.00
ProFund VP Telecommunications	8.11	9.08	0.00
ProFund VP U.S. Government Plus	10.93	11.65	92.89
ProFund VP UltraBull	4.82	5.71	0.00
ProFund VP UltraMid-Cap	4.85	7.03	0.00
ProFund VP UltraNASDAQ-100	6.98	9.13	0.00
ProFund VP UltraShort Dow 30	7.03	4.51	0.00
ProFund VP UltraShort NASDAQ-100	6.00	3.43	211.09
ProFund VP UltraSmall-Cap	3.68	5.29	0.00
ProFund VP Utilities	9.42	9.66	0.00
Rydex VT Dow 2x Strategy Fund	29.59	35.69	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.22	4.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.95	9.21	0.00
Rydex VT S&P 500 2x Strategy Fund	4.78	5.81	0.00
Rydex VT U.S. Government Money Market Fund	8.72	8.45	0.00
UIF Emerging Markets Debt Portfolio[10]	11.35	12.06	0.00
UIF Emerging Markets Equity Portfolio[11]	10.28	11.83	0.00
UIF Mid Cap Growth Portfolio[12]	9.12	11.68	0.00
UIF U.S. Real Estate Portfolio[13]	7.32	9.18	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.88	13.55	0.00
1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 39– 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	10.64	11.98	0.00
Adaptive Allocation Portfolio	8.80	9.98	0.00
Alger Small Cap Growth Portfolio	8.40	10.19	0.00
American Century VP Income & Growth Fund	7.57	8.34	0.00
American Century VP International Fund	8.38	9.17	0.00
American Century VP Large Company Value Fund	7.39	7.93	0.00
American Century VP Mid Cap Value Fund	9.44	10.87	0.00
American Century VP Ultra Fund	8.22	9.21	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.46	3,753.05
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.98	6.50	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.44	9.35	0.00
Direxion Dynamic HY Bond Fund	8.85	8.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.85	9.80	0.00
Dreyfus VIF Appreciation Portfolio	9.18	10.21	0.00
Dreyfus VIF International Value Portfolio	8.05	8.12	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.23	7.84	0.00
Invesco V.I. Basic Value[4]	6.85	7.09	0.00
Invesco V.I. Global Real Estate[5]	7.80	8.85	5,021.08
Invesco V.I. International Growth[6]	9.06	9.87	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.43	10.38	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.41	9.13	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.57	10.13	0.00
PIMCO VIT All Asset Portfolio	10.73	11.73	0.00
PIMCO VIT High Yield Portfolio	10.43	11.54	0.00
PIMCO VIT Low Duration Portfolio	11.07	11.27	6,017.98
PIMCO VIT Real Return Portfolio	11.03	11.53	599.69
PIMCO VIT Total Return Portfolio	12.01	12.55	840.90
ProFund VP Asia 30	11.49	12.67	1,429.15
ProFund VP Banks	3.54	3.71	0.00
ProFund VP Basic Materials	9.15	11.49	0.00
ProFund VP Bear	8.58	6.82	0.00
ProFund VP Biotechnology	9.56	9.72	0.00
ProFund VP Bull	7.75	8.44	0.00
ProFund VP Consumer Goods	9.42	10.69	0.00
ProFund VP Consumer Services	7.97	9.36	0.00
ProFund VP Dow 30	8.50	9.06	0.00
ProFund VP Emerging Markets	7.64	8.11	0.00
ProFund VP Europe 30	7.91	7.85	0.00
ProFund VP Falling U.S. Dollar	9.10	8.58	0.00
ProFund VP Financials	4.53	4.86	0.00
ProFund VP Health Care	9.26	9.21	0.00
ProFund VP Industrials	7.42	8.88	0.00
ProFund VP International	6.32	6.59	0.00
ProFund VP Internet	9.66	12.64	0.00
ProFund VP Japan	5.44	4.92	0.00
ProFund VP Large-Cap Growth	8.52	9.33	0.00
ProFund VP Large-Cap Value	6.95	7.60	0.00
ProFund VP Mid-Cap	7.65	9.18	0.00
ProFund VP Mid-Cap Growth	8.22	10.21	0.00
ProFund VP Mid-Cap Value	7.59	8.84	0.00
ProFund VP Money Market	9.51	9.21	4,671.15
ProFund VP NASDAQ-100	9.42	10.78	2,179.86
ProFund VP Oil & Gas	8.94	10.19	6,138.24
ProFund VP Pharmaceuticals	9.42	9.16	3,464.97
ProFund VP Precious Metals	8.90	11.44	17,670.64
ProFund VP Real Estate	6.47	7.81	9,862.51
ProFund VP Rising Rates Opportunity	6.45	5.24	0.00
ProFund VP Semiconductor	7.17	7.80	0.00
ProFund VP Short Dow 30	7.59	5.74	0.00
ProFund VP Short Emerging Markets	6.26	4.94	0.00
ProFund VP Short International	9.20	7.59	0.00
ProFund VP Short Mid-Cap	7.57	5.43	0.00
ProFund VP Short NASDAQ-100	6.86	5.23	0.00
ProFund VP Short Small-Cap	7.69	5.29	0.00
ProFund VP Small-Cap	7.19	8.68	0.00
ProFund VP Small-Cap Growth	7.57	9.21	0.00
ProFund VP Small-Cap Value	7.09	8.37	0.00
ProFund VP Technology	9.54	10.23	1,007.67
ProFund VP Telecommunications	8.10	9.06	0.00
ProFund VP U.S. Government Plus	10.91	11.63	0.00
ProFund VP UltraBull	4.82	5.69	0.00
ProFund VP UltraMid-Cap	4.85	7.02	0.00
ProFund VP UltraNASDAQ-100	6.96	9.11	0.00
ProFund VP UltraShort Dow 30	7.02	4.50	0.00
ProFund VP UltraShort NASDAQ-100	5.99	3.42	0.00
ProFund VP UltraSmall-Cap	3.68	5.28	0.00
ProFund VP Utilities	9.40	9.64	0.00
Rydex VT Dow 2x Strategy Fund	29.54	35.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.21	4.19	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.93	9.18	0.00
Rydex VT S&P 500 2x Strategy Fund	4.77	5.80	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.26	0.00
UIF Emerging Markets Debt Portfolio[10]	11.33	12.03	0.00
UIF Emerging Markets Equity Portfolio[11]	10.26	11.81	5,341.51
UIF Mid Cap Growth Portfolio[12]	9.10	11.65	0.00
UIF U.S. Real Estate Portfolio[13]	7.31	9.16	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.86	13.52	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 40 – 3.35 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	10.62	11.95	0.00
Adaptive Allocation Portfolio	8.79	9.96	0.00
Alger Small Cap Growth Portfolio	12.36	14.97	0.00
American Century VP Income & Growth Fund	8.47	9.32	0.00
American Century VP International Fund	11.40	12.47	0.00
American Century VP Large Company Value Fund	7.92	8.48	0.00
American Century VP Mid Cap Value Fund	10.62	12.22	0.00
American Century VP Ultra Fund	7.89	8.83	0.00
Chariot Absolute Return All Opportunities[1]	9.73	9.45	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.97	6.48	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.43	9.33	0.00
Direxion Dynamic HY Bond Fund	8.83	8.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.83	9.78	0.00
Dreyfus VIF Appreciation Portfolio	9.16	10.19	0.00
Dreyfus VIF International Value Portfolio	8.04	8.10	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.21	9.07	0.00
Invesco V.I. Basic Value[4]	6.84	7.07	0.00
Invesco V.I. Global Real Estate[5]	7.79	8.83	0.00
Invesco V.I. International Growth[6]	9.05	9.85	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.41	10.35	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.40	9.11	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.55	10.10	0.00
PIMCO VIT All Asset Portfolio	10.71	11.70	0.00
PIMCO VIT High Yield Portfolio	10.41	11.51	0.00
PIMCO VIT Low Duration Portfolio	11.05	11.24	0.00
PIMCO VIT Real Return Portfolio	11.01	11.50	0.00
PIMCO VIT Total Return Portfolio	11.98	12.52	0.00
ProFund VP Asia 30	11.47	12.64	0.00
ProFund VP Banks	3.53	3.70	0.00
ProFund VP Basic Materials	9.14	11.46	0.00
ProFund VP Bear	8.57	6.81	0.00
ProFund VP Biotechnology	9.54	9.70	0.00
ProFund VP Bull	7.73	8.42	0.00
ProFund VP Consumer Goods	9.40	10.67	0.00
ProFund VP Consumer Services	7.95	9.34	0.00
ProFund VP Dow 30	8.48	9.04	0.00
ProFund VP Emerging Markets	7.63	8.10	0.00
ProFund VP Europe 30	7.90	7.84	0.00
ProFund VP Falling U.S. Dollar	9.09	8.56	0.00
ProFund VP Financials	4.52	4.85	0.00
ProFund VP Health Care	9.24	9.19	0.00
ProFund VP Industrials	7.41	8.86	0.00
ProFund VP International	6.31	6.58	0.00
ProFund VP Internet	9.64	12.61	0.00
ProFund VP Japan	5.43	4.91	0.00
ProFund VP Large-Cap Growth	8.51	9.31	0.00
ProFund VP Large-Cap Value	6.94	7.58	0.00
ProFund VP Mid-Cap	7.64	9.17	0.00
ProFund VP Mid-Cap Growth	8.21	10.19	0.00
ProFund VP Mid-Cap Value	7.57	8.82	0.00
ProFund VP Money Market	9.50	9.19	5,949.67
ProFund VP NASDAQ-100	9.40	10.75	0.00
ProFund VP Oil & Gas	8.92	10.16	0.00
ProFund VP Pharmaceuticals	9.40	9.14	0.00
ProFund VP Precious Metals	8.88	11.41	0.00
ProFund VP Real Estate	6.46	7.79	0.00
ProFund VP Rising Rates Opportunity	6.44	5.23	0.00
ProFund VP Semiconductor	7.15	7.78	0.00
ProFund VP Short Dow 30	7.58	5.72	0.00
ProFund VP Short Emerging Markets	6.26	4.93	0.00
ProFund VP Short International	9.19	7.58	0.00
ProFund VP Short Mid-Cap	7.55	5.42	0.00
ProFund VP Short NASDAQ-100	6.85	5.22	0.00
ProFund VP Short Small-Cap	7.68	5.28	0.00
ProFund VP Small-Cap	7.17	8.66	0.00
ProFund VP Small-Cap Growth	7.56	9.19	0.00
ProFund VP Small-Cap Value	7.07	8.35	0.00
ProFund VP Technology	9.53	10.20	0.00
ProFund VP Telecommunications	8.08	9.04	0.00
ProFund VP U.S. Government Plus	10.89	11.60	0.00
ProFund VP UltraBull	4.81	5.68	0.00
ProFund VP UltraMid-Cap	4.84	7.00	0.00
ProFund VP UltraNASDAQ-100	6.95	9.09	0.00
ProFund VP UltraShort Dow 30	7.01	4.49	14,802.02
ProFund VP UltraShort NASDAQ-100	5.99	3.41	0.00
ProFund VP UltraSmall-Cap	3.67	5.27	0.00
ProFund VP Utilities	9.38	9.62	0.00
Rydex VT Dow 2x Strategy Fund	29.48	35.52	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.20	4.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.92	9.16	0.00
Rydex VT S&P 500 2x Strategy Fund	4.77	5.78	0.00
Rydex VT U.S. Government Money Market Fund	8.66	8.37	0.00
UIF Emerging Markets Debt Portfolio[10]	11.31	12.00	0.00
UIF Emerging Markets Equity Portfolio[11]	10.24	11.78	0.00
UIF Mid Cap Growth Portfolio[12]	9.09	11.62	0.00
UIF U.S. Real Estate Portfolio[13]	7.29	9.13	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.84	13.48	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 41 – 3.40 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Access VP High Yield	10.60	11.92	0.00
Adaptive Allocation Portfolio	8.78	9.94	0.00
Alger Small Cap Growth Portfolio	10.13	12.26	0.00
American Century VP Income & Growth Fund	7.87	8.66	0.00
American Century VP International Fund	10.09	11.03	0.00
American Century VP Large Company Value Fund	7.87	8.43	0.00
American Century VP Mid Cap Value Fund	10.17	11.70	0.00
American Century VP Ultra Fund	8.15	9.13	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.45	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.96	6.47	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.41	9.31	0.00
Direxion Dynamic HY Bond Fund	8.82	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.81	9.76	0.00
Dreyfus VIF Appreciation Portfolio	9.14	10.17	0.00
Dreyfus VIF International Value Portfolio	8.02	8.08	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.91	8.70	0.00
Invesco V.I. Basic Value[4]	6.82	7.05	0.00
Invesco V.I. Global Real Estate[5]	7.77	8.81	0.00
Invesco V.I. International Growth[6]	9.03	9.83	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.39	10.33	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.38	9.09	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.53	10.08	0.00
PIMCO VIT All Asset Portfolio	10.69	11.68	0.00
PIMCO VIT High Yield Portfolio	10.39	11.48	0.00
PIMCO VIT Low Duration Portfolio	11.03	11.22	0.00
PIMCO VIT Real Return Portfolio	10.99	11.47	0.00
PIMCO VIT Total Return Portfolio	11.96	12.49	0.00
ProFund VP Asia 30	11.45	12.61	0.00
ProFund VP Banks	3.53	3.69	0.00
ProFund VP Basic Materials	9.12	11.43	0.00
ProFund VP Bear	8.55	6.79	0.00
ProFund VP Biotechnology	9.52	9.67	0.00
ProFund VP Bull	7.72	8.40	0.00
ProFund VP Consumer Goods	9.38	10.64	0.00
ProFund VP Consumer Services	7.94	9.31	0.00
ProFund VP Dow 30	8.47	9.02	0.00
ProFund VP Emerging Markets	7.62	8.09	0.00
ProFund VP Europe 30	7.88	7.82	0.00
ProFund VP Falling U.S. Dollar	9.08	8.55	0.00
ProFund VP Financials	4.51	4.84	0.00
ProFund VP Health Care	9.22	9.17	0.00
ProFund VP Industrials	7.39	8.84	0.00
ProFund VP International	6.31	6.57	0.00
ProFund VP Internet	9.62	12.58	0.00
ProFund VP Japan	5.42	4.90	0.00
ProFund VP Large-Cap Growth	8.49	9.29	0.00
ProFund VP Large-Cap Value	6.93	7.56	0.00
ProFund VP Mid-Cap	7.63	9.15	0.00
ProFund VP Mid-Cap Growth	8.19	10.17	0.00
ProFund VP Mid-Cap Value	7.56	8.80	0.00
ProFund VP Money Market	9.48	9.16	0.00
ProFund VP NASDAQ-100	9.38	10.73	0.00
ProFund VP Oil & Gas	8.91	10.14	0.00
ProFund VP Pharmaceuticals	9.39	9.12	0.00
ProFund VP Precious Metals	8.86	11.39	0.00
ProFund VP Real Estate	6.45	7.77	0.00
ProFund VP Rising Rates Opportunity	6.42	5.21	0.00
ProFund VP Semiconductor	7.14	7.76	0.00
ProFund VP Short Dow 30	7.56	5.71	0.00
ProFund VP Short Emerging Markets	6.25	4.93	0.00
ProFund VP Short International	9.18	7.57	0.00
ProFund VP Short Mid-Cap	7.54	5.40	0.00
ProFund VP Short NASDAQ-100	6.84	5.21	0.00
ProFund VP Short Small-Cap	7.66	5.26	0.00
ProFund VP Small-Cap	7.16	8.64	0.00
ProFund VP Small-Cap Growth	7.55	9.17	0.00
ProFund VP Small-Cap Value	7.06	8.33	0.00
ProFund VP Technology	9.51	10.18	0.00
ProFund VP Telecommunications	8.07	9.02	0.00
ProFund VP U.S. Government Plus	10.87	11.57	0.00
ProFund VP UltraBull	4.80	5.67	0.00
ProFund VP UltraMid-Cap	4.83	6.98	0.00
ProFund VP UltraNASDAQ-100	6.94	9.07	0.00
ProFund VP UltraShort Dow 30	7.01	4.49	0.00
ProFund VP UltraShort NASDAQ-100	5.98	3.41	0.00
ProFund VP UltraSmall-Cap	3.66	5.26	0.00
ProFund VP Utilities	9.37	9.59	0.00
Rydex VT Dow 2x Strategy Fund	29.43	35.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.18	4.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.91	9.14	0.00
Rydex VT S&P 500 2x Strategy Fund	4.76	5.77	0.00
Rydex VT U.S. Government Money Market Fund	9.50	9.18	0.00
UIF Emerging Markets Debt Portfolio[10]	11.29	11.97	0.00
UIF Emerging Markets Equity Portfolio[11]	10.22	11.75	0.00
UIF Mid Cap Growth Portfolio[12]	9.07	11.60	0.00
UIF U.S. Real Estate Portfolio[13]	7.28	9.11	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.82	13.45	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 42 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Access VP High Yield	10.58	11.90	0.00
Adaptive Allocation Portfolio	8.77	9.92	0.00
Alger Small Cap Growth Portfolio	8.36	10.12	0.00
American Century VP Income & Growth Fund	7.53	8.28	0.00
American Century VP International Fund	8.33	9.11	0.00
American Century VP Large Company Value Fund	7.35	7.87	0.00
American Century VP Mid Cap Value Fund	9.39	10.79	0.00
American Century VP Ultra Fund	8.18	9.15	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.44	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.95	6.45	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.40	9.28	0.00
Direxion Dynamic HY Bond Fund	8.80	8.84	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.80	9.73	0.00
Dreyfus VIF Appreciation Portfolio	9.13	10.14	0.00
Dreyfus VIF International Value Portfolio	8.01	8.06	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.19	7.79	0.00
Invesco V.I. Basic Value[4]	6.81	7.04	0.00
Invesco V.I. Global Real Estate[5]	7.76	8.79	0.00
Invesco V.I. International Growth[6]	9.01	9.81	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.38	10.31	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.37	9.07	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.52	10.05	0.00
PIMCO VIT All Asset Portfolio	10.67	11.65	0.00
PIMCO VIT High Yield Portfolio	10.37	11.46	0.00
PIMCO VIT Low Duration Portfolio	11.01	11.19	0.00
PIMCO VIT Real Return Portfolio	10.97	11.45	0.00
PIMCO VIT Total Return Portfolio	11.94	12.46	0.00
ProFund VP Asia 30	11.43	12.58	0.00
ProFund VP Banks	3.52	3.69	0.00
ProFund VP Basic Materials	9.10	11.41	0.00
ProFund VP Bear	8.53	6.78	0.00
ProFund VP Biotechnology	9.50	9.65	0.00
ProFund VP Bull	7.71	8.38	0.00
ProFund VP Consumer Goods	9.36	10.62	0.00
ProFund VP Consumer Services	7.92	9.29	0.00
ProFund VP Dow 30	8.45	9.00	0.00
ProFund VP Emerging Markets	7.61	8.08	0.00
ProFund VP Europe 30	7.87	7.80	0.00
ProFund VP Falling U.S. Dollar	9.07	8.54	0.00
ProFund VP Financials	4.50	4.83	0.00
ProFund VP Health Care	9.20	9.15	0.00
ProFund VP Industrials	7.38	8.82	0.00
ProFund VP International	6.30	6.56	0.00
ProFund VP Internet	9.60	12.55	0.00
ProFund VP Japan	5.41	4.88	0.00
ProFund VP Large-Cap Growth	8.48	9.27	0.00
ProFund VP Large-Cap Value	6.92	7.54	0.00
ProFund VP Mid-Cap	7.62	9.14	0.00
ProFund VP Mid-Cap Growth	8.18	10.14	0.00
ProFund VP Mid-Cap Value	7.55	8.78	0.00
ProFund VP Money Market	9.46	9.14	0.00
ProFund VP NASDAQ-100	9.37	10.70	0.00
ProFund VP Oil & Gas	8.89	10.11	0.00
ProFund VP Pharmaceuticals	9.37	9.10	0.00
ProFund VP Precious Metals	8.85	11.36	0.00
ProFund VP Real Estate	6.44	7.75	0.00
ProFund VP Rising Rates Opportunity	6.41	5.20	0.00
ProFund VP Semiconductor	7.13	7.74	0.00
ProFund VP Short Dow 30	7.55	5.70	0.00
ProFund VP Short Emerging Markets	6.24	4.92	0.00
ProFund VP Short International	9.17	7.56	0.00
ProFund VP Short Mid-Cap	7.53	5.39	0.00
ProFund VP Short NASDAQ-100	6.82	5.20	0.00
ProFund VP Short Small-Cap	7.65	5.25	0.00
ProFund VP Small-Cap	7.15	8.62	0.00
ProFund VP Small-Cap Growth	7.53	9.15	0.00
ProFund VP Small-Cap Value	7.05	8.31	0.00
ProFund VP Technology	9.49	10.15	0.00
ProFund VP Telecommunications	8.05	9.00	0.00
ProFund VP U.S. Government Plus	10.85	11.55	0.00
ProFund VP UltraBull	4.79	5.65	0.00
ProFund VP UltraMid-Cap	4.82	6.97	0.00
ProFund VP UltraNASDAQ-100	6.93	9.05	0.00
ProFund VP UltraShort Dow 30	7.00	4.48	0.00
ProFund VP UltraShort NASDAQ-100	5.98	3.40	0.00
ProFund VP UltraSmall-Cap	3.66	5.24	0.00
ProFund VP Utilities	9.35	9.57	0.00
Rydex VT Dow 2x Strategy Fund	29.37	35.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.17	4.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.89	9.12	0.00
Rydex VT S&P 500 2x Strategy Fund	4.75	5.76	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.19	0.00
UIF Emerging Markets Debt Portfolio[10]	11.26	11.94	0.00
UIF Emerging Markets Equity Portfolio[11]	10.20	11.72	0.00
UIF Mid Cap Growth Portfolio[12]	9.05	11.57	0.00
UIF U.S. Real Estate Portfolio[13]	7.27	9.09	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.80	13.42	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 43 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2009)	Accumulation Unit Value at End of Period (12/31/2010)	Number of Accumulation Units at End of Period
2010

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	10.56	11.87	0.00
Adaptive Allocation Portfolio	8.76	9.91	0.00
Alger Small Cap Growth Portfolio	10.08	12.20	0.00
American Century VP Income & Growth Fund	7.83	8.61	0.00
American Century VP International Fund	10.04	10.97	0.00
American Century VP Large Company Value Fund	7.84	8.39	0.00
American Century VP Mid Cap Value Fund	10.13	11.64	0.00
American Century VP Ultra Fund	8.12	9.08	0.00
Chariot Absolute Return All Opportunities[1]	9.72	9.43	0.00
Credit Suisse Trust – International Equity Flex III Portfolio[2]	5.94	6.44	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio[3]	8.38	9.26	0.00
Direxion Dynamic HY Bond Fund	8.78	8.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	8.78	9.71	0.00
Dreyfus VIF Appreciation Portfolio	9.11	10.12	0.00
Dreyfus VIF International Value Portfolio	7.99	8.05	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.88	8.65	0.00
Invesco V.I. Basic Value[4]	6.80	7.02	0.00
Invesco V.I. Global Real Estate[5]	7.74	8.77	0.00
Invesco V.I. International Growth[6]	9.00	9.78	0.00
Invesco V.I. Mid Cap Core Equity[7]	9.36	10.28	0.00
Invesco Van Kampen V.I Growth and Income Portfolio[8]	8.35	9.05	0.00
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio[9]	8.50	10.03	0.00
PIMCO VIT All Asset Portfolio	10.65	11.62	0.00
PIMCO VIT High Yield Portfolio	10.35	11.43	0.00
PIMCO VIT Low Duration Portfolio	10.99	11.17	97.19
PIMCO VIT Real Return Portfolio	10.95	11.42	100.68
PIMCO VIT Total Return Portfolio	11.92	12.43	89.84
ProFund VP Asia 30	11.41	12.55	0.00
ProFund VP Banks	3.51	3.68	0.00
ProFund VP Basic Materials	9.09	11.38	0.00
ProFund VP Bear	8.52	6.76	0.00
ProFund VP Biotechnology	9.49	9.63	0.00
ProFund VP Bull	7.69	8.36	0.00
ProFund VP Consumer Goods	9.35	10.59	0.00
ProFund VP Consumer Services	7.91	9.27	0.00
ProFund VP Dow 30	8.44	8.98	0.00
ProFund VP Emerging Markets	7.61	8.06	0.00
ProFund VP Europe 30	7.85	7.78	0.00
ProFund VP Falling U.S. Dollar	9.06	8.52	0.00
ProFund VP Financials	4.50	4.82	0.00
ProFund VP Health Care	9.19	9.12	0.00
ProFund VP Industrials	7.37	8.80	0.00
ProFund VP International	6.30	6.55	0.00
ProFund VP Internet	9.59	12.52	0.00
ProFund VP Japan	5.40	4.87	0.00
ProFund VP Large-Cap Growth	8.46	9.25	0.00
ProFund VP Large-Cap Value	6.90	7.52	0.00
ProFund VP Mid-Cap	7.62	9.12	0.00
ProFund VP Mid-Cap Growth	8.16	10.12	0.00
ProFund VP Mid-Cap Value	7.53	8.76	0.00
ProFund VP Money Market	9.44	9.12	1,522.78
ProFund VP NASDAQ-100	9.35	10.68	0.00
ProFund VP Oil & Gas	8.87	10.09	0.00
ProFund VP Pharmaceuticals	9.35	9.07	0.00
ProFund VP Precious Metals	8.83	11.33	0.00
ProFund VP Real Estate	6.42	7.74	0.00
ProFund VP Rising Rates Opportunity	6.40	5.19	0.00
ProFund VP Semiconductor	7.12	7.72	0.00
ProFund VP Short Dow 30	7.53	5.68	0.00
ProFund VP Short Emerging Markets	6.24	4.91	0.00
ProFund VP Short International	9.16	7.55	0.00
ProFund VP Short Mid-Cap	7.51	5.38	0.00
ProFund VP Short NASDAQ-100	6.81	5.18	0.00
ProFund VP Short Small-Cap	7.64	5.24	0.00
ProFund VP Small-Cap	7.13	8.60	0.00
ProFund VP Small-Cap Growth	7.52	9.13	0.00
ProFund VP Small-Cap Value	7.03	8.29	0.00
ProFund VP Technology	9.47	10.13	0.00
ProFund VP Telecommunications	8.04	8.98	0.00
ProFund VP U.S. Government Plus	10.84	11.52	0.00
ProFund VP UltraBull	4.78	5.64	0.00
ProFund VP UltraMid-Cap	4.81	6.95	0.00
ProFund VP UltraNASDAQ-100	6.91	9.03	1,169.82
ProFund VP UltraShort Dow 30	6.99	4.47	0.00
ProFund VP UltraShort NASDAQ-100	5.97	3.40	0.00
ProFund VP UltraSmall-Cap	3.65	5.23	0.00
ProFund VP Utilities	9.33	9.55	0.00
Rydex VT Dow 2x Strategy Fund	29.32	35.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	6.16	4.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	6.88	9.10	0.00
Rydex VT S&P 500 2x Strategy Fund	4.74	5.74	0.00
Rydex VT U.S. Government Money Market Fund	9.46	9.13	0.00
UIF Emerging Markets Debt Portfolio[10]	11.24	11.92	0.00
UIF Emerging Markets Equity Portfolio[11]	10.18	11.70	0.00
UIF Mid Cap Growth Portfolio[12]	9.04	11.54	0.00
UIF U.S. Real Estate Portfolio[13]	7.25	9.07	0.00
Van Eck VIP Global Hard Assets Fund[14]	10.78	13.39	0.00

1Formerly Chariot Absolute Return Currency Portfolio                                        8 Formerly Van Kampen LIT Growth and Income Portfolio

2Formerly Credit Suisse Trust – International Equity Flex II Portfolio                 9 Formerly Van Kampen UIF U.S. Mid Cap Value Portfolio

3Formerly Credit Suisse Trust - U.S. Equity Flex II Portfolio                             10Formerly Van Kampen’s UIF Emerging Markets Debt Portfolio

4Formerly AIM V.I. Basic Value Fund                                                                   11Formerly Van Kampen’s UIF Emerging Markets Equity Portfolio

5Formerly AIM V.I. Global Real Estate Fund                                                        12Formerly Van Kampen’s UIF Mid Cap Growth Portfolio

6Formerly AIM V.I. International Growth Fund                                                   13Formerly Van Kampen’s UIF U.S. Real Estate Portfolio

7Formerly AIM V.I. Mid Cap Core Equity Fund                                                  14Formerly Van Eck Worldwide Hard Assets Fund

Table 1 – 1.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract - No Riders
Access VP High Yield	9.89	11.41	11,162.21
Adaptive Allocation Portfolio	7.77	9.25	25,821.69
AIM V.I. Basic Value Series II	5.04	7.34	0.00
AIM V.I. Global Real Estate Series II	6.47	8.37	0.00
AIM V.I. International Growth Series II	7.31	9.72	0.00
AIM V.I. Mid Cap Core Equity Series II	7.89	10.11	328.27
Alger Small Cap Growth Portfolio	9.04	12.97	0.00
American Century VP Income & Growth Fund	8.16	9.48	0.00
American Century VP International Fund	9.55	12.59	240.52
American Century VP Large Company Value Fund	7.38	8.73	237.31
American Century VP Mid Cap Value Fund	9.15	11.71	0.00
American Century VP Ultra Fund	6.56	8.70	285.80
Chariot Absolute Return Currency	0.00	9.82	2,608.44
Credit Suisse Trust – International Equity Flex III Portfolio	4.94	6.42	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.06	9.05	0.00
DireXion Dynamic HY Bond Fund	8.76	9.49	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.21	9.48	0.00
Dreyfus VIF Appreciation Portfolio	8.16	9.84	463.42
Dreyfus VIF International Value Portfolio	6.70	8.64	242.18
Goldman Sachs VIT Structured Small Cap Equity Fund	6.31	7.94	0.00
PIMCO VIT All Asset Portfolio	9.61	11.50	408.19
PIMCO VIT High Yield Portfolio	8.09	11.18	10,465.17
PIMCO VIT Low Duration Portfolio	10.64	11.87	1,596.06
PIMCO VIT Real Return Portfolio	10.15	11.83	4,346.45
PIMCO VIT Total Return Portfolio	11.46	12.87	4,466.48
ProFund VP Asia 30	8.11	12.33	6,915.66
ProFund VP Banks	4.02	3.80	0.00
ProFund VP Basic Materials	6.13	9.82	6,677.71
ProFund VP Bear	12.94	9.20	3,958.71
ProFund VP Biotechnology	10.02	10.25	0.00
ProFund VP Bull	6.78	8.31	554.83
ProFund VP Consumer Goods	8.42	10.10	0.00
ProFund VP Consumer Services	6.62	8.54	0.00
ProFund VP Dow 30	7.81	9.11	492.25
ProFund VP Emerging Markets	4.96	7.95	3,519.32
ProFund VP Europe 30	6.50	8.48	64.76
ProFund VP Falling U.S. Dollar	9.29	9.47	0.00
ProFund VP Financials	4.28	4.86	1,973.48
ProFund VP Health Care	8.42	9.92	0.00
ProFund VP Industrials	6.50	7.96	0.00
ProFund VP International	5.35	6.58	0.00
ProFund VP Internet	5.92	10.35	2,123.47
ProFund VP Japan	5.36	5.83	719.47
ProFund VP Large-Cap Growth	7.14	9.14	337.38
ProFund VP Large-Cap Value	6.33	7.46	69.55
ProFund VP Mid-Cap	6.07	7.96	6,819.44
ProFund VP Mid-Cap Growth	6.46	8.81	5,392.15
ProFund VP Mid-Cap Value	6.30	8.14	601.76
ProFund VP Money Market	10.34	10.20	54,143.04
ProFund VP NASDAQ-100	6.74	10.10	4,854.08
ProFund VP Oil & Gas	8.42	9.59	494.19
ProFund VP Pharmaceuticals	8.76	10.10	0.00
ProFund VP Precious Metals	7.15	9.54	0.00
ProFund VP Real Estate	5.50	6.94	402.95
ProFund VP Rising Rates Opportunity	5.31	6.92	505.48
ProFund VP Semiconductor	4.75	7.69	3,900.77
ProFund VP Short Dow 30	11.06	8.14	0.00
ProFund VP Short Emerging Markets	12.88	6.51	0.00
ProFund VP Short International	13.92	9.57	0.00
ProFund VP Short Mid-Cap	12.74	8.12	3,541.50
ProFund VP Short NASDAQ-100	12.57	7.36	4,780.66
ProFund VP Short Small-Cap	12.37	8.25	5,375.26
ProFund VP Small-Cap	6.20	7.71	10,609.30
ProFund VP Small-Cap Growth	6.53	8.12	667.81
ProFund VP Small-Cap Value	6.40	7.60	0.00
ProFund VP Technology	6.43	10.23	4,342.87
ProFund VP Telecommunications	8.20	8.68	3,942.47
ProFund VP U.S. Government Plus	17.61	11.70	0.00
ProFund VP UltraBull	3.62	5.16	19,426.91
ProFund VP UltraMid-Cap	3.18	5.20	1,479.97
ProFund VP UltraNASDAQ-100	3.45	7.47	4,836.19
ProFund VP UltraShort Dow 30	13.74	7.31	652.92
ProFund VP UltraShort NASDAQ-100	17.62	6.24	0.00
ProFund VP UltraSmall-Cap	2.85	3.94	803.22
ProFund VP Utilities	9.23	10.08	0.00
Rydex VT Dow 2x Strategy Fund	4.69	31.67	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.19	6.66	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.46	7.43	0.00
Rydex VT S&P 500 2x Strategy Fund	3.55	5.12	0.00
Rydex VT U.S. Government Money Market Fund	10.41	10.27	2,435.69
Van Eck Worldwide Hard Assets Fund	7.53	11.64	0.00
Van Kampen LIT Growth and Income Portfolio	7.37	9.02	551.52
Van Kampen UIF Emerging Markets Debt Portfolio	9.47	12.15	781.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.56	11.00	4,906.21
Van Kampen UIF Mid Cap Growth Portfolio	6.29	9.76	212.12
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.69	9.18	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.18	7.83	0.00

Table 2 – 1.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with GMDB Rider with 3% Roll Up
Access VP High Yield	9.88	11.39	0.00
Adaptive Allocation Portfolio	7.76	9.24	0.00
AIM V.I. Basic Value Series II	5.03	7.33	0.00
AIM V.I. Global Real Estate Series II	6.46	8.35	0.00
AIM V.I. International Growth Series II	7.30	9.70	0.00
AIM V.I. Mid Cap Core Equity Series II	7.88	10.09	0.00
Alger Small Cap Growth Portfolio	10.02	14.36	0.00
American Century VP Income & Growth Fund	8.48	9.84	0.00
American Century VP International Fund	10.06	13.25	0.00
American Century VP Large Company Value Fund	7.37	8.71	0.00
American Century VP Mid Cap Value Fund	9.13	11.69	0.00
American Century VP Ultra Fund	6.54	8.67	0.00
Chariot Absolute Return Currency	0.00	9.81	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.93	6.41	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.05	9.04	0.00
DireXion Dynamic HY Bond Fund	8.75	9.47	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.20	9.47	0.00
Dreyfus VIF Appreciation Portfolio	8.15	9.82	0.00
Dreyfus VIF International Value Portfolio	6.69	8.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.30	7.92	0.00
PIMCO VIT All Asset Portfolio	9.60	11.48	0.00
PIMCO VIT High Yield Portfolio	8.08	11.16	0.00
PIMCO VIT Low Duration Portfolio	10.62	11.85	0.00
PIMCO VIT Real Return Portfolio	10.13	11.81	0.00
PIMCO VIT Total Return Portfolio	11.44	12.85	0.00
ProFund VP Asia 30	8.10	12.30	0.00
ProFund VP Banks	4.02	3.79	0.00
ProFund VP Basic Materials	6.12	9.80	0.00
ProFund VP Bear	12.92	9.18	0.00
ProFund VP Biotechnology	10.01	10.23	0.00
ProFund VP Bull	6.77	8.29	0.00
ProFund VP Consumer Goods	8.41	10.08	0.00
ProFund VP Consumer Services	6.61	8.53	0.00
ProFund VP Dow 30	7.80	9.10	0.00
ProFund VP Emerging Markets	4.96	7.94	0.00
ProFund VP Europe 30	6.49	8.47	0.00
ProFund VP Falling U.S. Dollar	9.29	9.46	0.00
ProFund VP Financials	4.28	4.85	0.00
ProFund VP Health Care	8.41	9.91	0.00
ProFund VP Industrials	6.49	7.94	0.00
ProFund VP International	5.35	6.57	0.00
ProFund VP Internet	5.92	10.34	0.00
ProFund VP Japan	5.35	5.82	0.00
ProFund VP Large-Cap Growth	7.14	9.12	0.00
ProFund VP Large-Cap Value	6.32	7.44	0.00
ProFund VP Mid-Cap	6.07	7.95	0.00
ProFund VP Mid-Cap Growth	6.45	8.80	0.00
ProFund VP Mid-Cap Value	6.30	8.12	0.00
ProFund VP Money Market	10.33	10.18	0.00
ProFund VP NASDAQ-100	6.73	10.08	0.00
ProFund VP Oil & Gas	8.41	9.57	0.00
ProFund VP Pharmaceuticals	8.75	10.08	0.00
ProFund VP Precious Metals	7.14	9.52	0.00
ProFund VP Real Estate	5.50	6.93	0.00
ProFund VP Rising Rates Opportunity	5.30	6.90	0.00
ProFund VP Semiconductor	4.75	7.67	0.00
ProFund VP Short Dow 30	11.05	8.12	0.00
ProFund VP Short Emerging Markets	12.88	6.51	0.00
ProFund VP Short International	13.92	9.56	0.00
ProFund VP Short Mid-Cap	12.72	8.10	0.00
ProFund VP Short NASDAQ-100	12.56	7.34	0.00
ProFund VP Short Small-Cap	12.35	8.23	0.00
ProFund VP Small-Cap	6.19	7.69	0.00
ProFund VP Small-Cap Growth	6.52	8.11	0.00
ProFund VP Small-Cap Value	6.39	7.59	0.00
ProFund VP Technology	6.42	10.22	0.00
ProFund VP Telecommunications	8.19	8.67	0.00
ProFund VP U.S. Government Plus	17.59	11.68	0.00
ProFund VP UltraBull	3.62	5.15	0.00
ProFund VP UltraMid-Cap	3.17	5.19	0.00
ProFund VP UltraNASDAQ-100	3.45	7.46	0.00
ProFund VP UltraShort Dow 30	13.73	7.30	0.00
ProFund VP UltraShort NASDAQ-100	17.61	6.23	0.00
ProFund VP UltraSmall-Cap	2.85	3.94	0.00
ProFund VP Utilities	9.22	10.06	0.00
Rydex VT Dow 2x Strategy Fund	4.69	31.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.18	6.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.46	7.42	0.00
Rydex VT S&P 500 2x Strategy Fund	3.55	5.11	0.00
Rydex VT U.S. Government Money Market Fund	10.16	10.02	0.00
Van Eck Worldwide Hard Assets Fund	7.52	11.62	0.00
Van Kampen LIT Growth and Income Portfolio	7.36	9.01	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.45	12.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.55	10.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.28	9.74	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.68	9.17	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.18	7.82	0.00

Table 3 – 1.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with GMDB Rider with 3% Roll Up
Access VP High Yield	9.87	11.37	0.00
Adaptive Allocation Portfolio	7.76	9.23	0.00
AIM V.I. Basic Value Series II	5.03	7.32	0.00
AIM V.I. Global Real Estate Series II	6.45	8.34	0.00
AIM V.I. International Growth Series II	7.29	9.68	0.00
AIM V.I. Mid Cap Core Equity Series II	7.87	10.07	0.00
Alger Small Cap Growth Portfolio	7.68	11.00	0.00
American Century VP Income & Growth Fund	7.37	8.55	0.00
American Century VP International Fund	8.32	10.96	0.00
American Century VP Large Company Value Fund	7.24	8.55	0.00
American Century VP Mid Cap Value Fund	8.64	11.05	0.00
American Century VP Ultra Fund	6.68	8.86	0.00
Chariot Absolute Return Currency	0.00	9.81	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.92	6.39	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.04	9.02	0.00
DireXion Dynamic HY Bond Fund	8.74	9.45	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.19	9.45	0.00
Dreyfus VIF Appreciation Portfolio	8.14	9.80	0.00
Dreyfus VIF International Value Portfolio	6.69	8.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.51	0.00
PIMCO VIT All Asset Portfolio	9.58	11.46	0.00
PIMCO VIT High Yield Portfolio	8.07	11.14	0.00
PIMCO VIT Low Duration Portfolio	10.61	11.83	0.00
PIMCO VIT Real Return Portfolio	10.12	11.79	0.00
PIMCO VIT Total Return Portfolio	11.43	12.83	0.00
ProFund VP Asia 30	8.08	12.28	0.00
ProFund VP Banks	4.01	3.78	0.00
ProFund VP Basic Materials	6.11	9.78	0.00
ProFund VP Bear	12.90	9.17	0.00
ProFund VP Biotechnology	9.99	10.21	0.00
ProFund VP Bull	6.76	8.28	0.00
ProFund VP Consumer Goods	8.40	10.06	0.00
ProFund VP Consumer Services	6.61	8.51	0.00
ProFund VP Dow 30	7.79	9.08	0.00
ProFund VP Emerging Markets	4.96	7.93	0.00
ProFund VP Europe 30	6.48	8.45	0.00
ProFund VP Falling U.S. Dollar	9.28	9.45	0.00
ProFund VP Financials	4.27	4.84	0.00
ProFund VP Health Care	8.40	9.89	0.00
ProFund VP Industrials	6.48	7.93	0.00
ProFund VP International	5.34	6.56	0.00
ProFund VP Internet	5.91	10.32	0.00
ProFund VP Japan	5.35	5.81	0.00
ProFund VP Large-Cap Growth	7.13	9.11	0.00
ProFund VP Large-Cap Value	6.31	7.43	0.00
ProFund VP Mid-Cap	6.07	7.94	0.00
ProFund VP Mid-Cap Growth	6.45	8.78	0.00
ProFund VP Mid-Cap Value	6.29	8.11	0.00
ProFund VP Money Market	10.31	10.16	0.00
ProFund VP NASDAQ-100	6.72	10.06	0.00
ProFund VP Oil & Gas	8.39	9.55	0.00
ProFund VP Pharmaceuticals	8.74	10.07	0.00
ProFund VP Precious Metals	7.13	9.50	0.00
ProFund VP Real Estate	5.49	6.92	0.00
ProFund VP Rising Rates Opportunity	5.29	6.89	0.00
ProFund VP Semiconductor	4.74	7.66	0.00
ProFund VP Short Dow 30	11.03	8.11	0.00
ProFund VP Short Emerging Markets	12.87	6.50	0.00
ProFund VP Short International	13.91	9.55	0.00
ProFund VP Short Mid-Cap	12.70	8.09	0.00
ProFund VP Short NASDAQ-100	12.54	7.33	0.00
ProFund VP Short Small-Cap	12.34	8.22	0.00
ProFund VP Small-Cap	6.18	7.68	0.00
ProFund VP Small-Cap Growth	6.51	8.09	0.00
ProFund VP Small-Cap Value	6.38	7.57	0.00
ProFund VP Technology	6.41	10.20	0.00
ProFund VP Telecommunications	8.18	8.65	0.00
ProFund VP U.S. Government Plus	17.57	11.66	0.00
ProFund VP UltraBull	3.61	5.15	0.00
ProFund VP UltraMid-Cap	3.17	5.18	0.00
ProFund VP UltraNASDAQ-100	3.44	7.44	0.00
ProFund VP UltraShort Dow 30	13.73	7.29	0.00
ProFund VP UltraShort NASDAQ-100	17.60	6.22	0.00
ProFund VP UltraSmall-Cap	2.84	3.93	0.00
ProFund VP Utilities	9.21	10.04	0.00
Rydex VT Dow 2x Strategy Fund	4.68	31.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.16	6.63	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.45	7.41	0.00
Rydex VT S&P 500 2x Strategy Fund	3.54	5.10	0.00
Rydex VT U.S. Government Money Market Fund	10.47	10.32	0.00
Van Eck Worldwide Hard Assets Fund	7.51	11.60	0.00
Van Kampen LIT Growth and Income Portfolio	7.35	8.99	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.44	12.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.54	10.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.27	9.73	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.68	9.15	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.17	7.81	0.00

Table 4 – 1.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract wit h 0.85% M&E and GMDB Rider with Annual Step-Up Base Contract with 1.10% M&E
Access VP High Yield	9.86	11.34	2,621.04
Adaptive Allocation Portfolio	7.75	9.21	0.00
AIM V.I. Basic Value Series II	5.02	7.30	0.00
AIM V.I. Global Real Estate Series II	6.45	8.32	197.97
AIM V.I. International Growth Series II	7.28	9.67	277.08
AIM V.I. Mid Cap Core Equity Series II	7.86	10.05	0.00
Alger Small Cap Growth Portfolio	9.95	14.25	0.00
American Century VP Income & Growth Fund	8.42	9.76	0.00
American Century VP International Fund	9.99	13.14	22.51
American Century VP Large Company Value Fund	7.34	8.66	0.00
American Century VP Mid Cap Value Fund	9.10	11.63	0.00
American Century VP Ultra Fund	6.52	8.63	0.00
Chariot Absolute Return Currency	0.00	9.81	998.70
Credit Suisse Trust – International Equity Flex III Portfolio	4.92	6.38	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.03	9.00	0.00
DireXion Dynamic HY Bond Fund	8.73	9.44	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.18	9.43	0.00
Dreyfus VIF Appreciation Portfolio	8.13	9.79	0.00
Dreyfus VIF International Value Portfolio	6.68	8.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.27	7.88	73.89
PIMCO VIT All Asset Portfolio	9.57	11.44	0.00
PIMCO VIT High Yield Portfolio	8.06	11.12	342.09
PIMCO VIT Low Duration Portfolio	10.59	11.81	2,932.04
PIMCO VIT Real Return Portfolio	10.11	11.77	3,698.59
PIMCO VIT Total Return Portfolio	11.41	12.80	5,198.09
ProFund VP Asia 30	8.07	12.26	1,123.55
ProFund VP Banks	4.01	3.78	787.40
ProFund VP Basic Materials	6.11	9.76	702.20
ProFund VP Bear	12.88	9.15	339.35
ProFund VP Biotechnology	9.98	10.19	271.98
ProFund VP Bull	6.75	8.26	0.00
ProFund VP Consumer Goods	8.39	10.04	146.25
ProFund VP Consumer Services	6.60	8.50	83.28
ProFund VP Dow 30	7.78	9.06	0.00
ProFund VP Emerging Markets	4.96	7.92	319.83
ProFund VP Europe 30	6.48	8.44	680.03
ProFund VP Falling U.S. Dollar	9.28	9.44	0.00
ProFund VP Financials	4.27	4.83	219.73
ProFund VP Health Care	8.38	9.87	0.00
ProFund VP Industrials	6.48	7.91	158.32
ProFund VP International	5.34	6.56	0.00
ProFund VP Internet	5.90	10.30	134.06
ProFund VP Japan	5.34	5.80	331.00
ProFund VP Large-Cap Growth	7.12	9.09	162.37
ProFund VP Large-Cap Value	6.30	7.42	497.29
ProFund VP Mid-Cap	6.06	7.93	404.22
ProFund VP Mid-Cap Growth	6.44	8.77	529.42
ProFund VP Mid-Cap Value	6.28	8.09	785.13
ProFund VP Money Market	10.30	10.15	67,124.69
ProFund VP NASDAQ-100	6.71	10.05	329.52
ProFund VP Oil & Gas	8.38	9.53	908.15
ProFund VP Pharmaceuticals	8.73	10.05	0.00
ProFund VP Precious Metals	7.12	9.49	6,790.66
ProFund VP Real Estate	5.48	6.90	283.17
ProFund VP Rising Rates Opportunity	5.28	6.88	232.61
ProFund VP Semiconductor	4.73	7.64	1,800.05
ProFund VP Short Dow 30	11.02	8.09	0.00
ProFund VP Short Emerging Markets	12.86	6.49	0.00
ProFund VP Short International	13.90	9.54	0.08
ProFund VP Short Mid-Cap	12.69	8.07	302.31
ProFund VP Short NASDAQ-100	12.52	7.32	409.35
ProFund VP Short Small-Cap	12.32	8.20	440.50
ProFund VP Small-Cap	6.17	7.66	630.33
ProFund VP Small-Cap Growth	6.50	8.08	277.37
ProFund VP Small-Cap Value	6.38	7.56	528.08
ProFund VP Technology	6.40	10.18	353.70
ProFund VP Telecommunications	8.17	8.63	1,588.98
ProFund VP U.S. Government Plus	17.54	11.64	0.00
ProFund VP UltraBull	3.61	5.14	2,631.68
ProFund VP UltraMid-Cap	3.17	5.17	309.56
ProFund VP UltraNASDAQ-100	3.44	7.43	1,874.50
ProFund VP UltraShort Dow 30	13.72	7.28	0.00
ProFund VP UltraShort NASDAQ-100	17.59	6.22	0.00
ProFund VP UltraSmall-Cap	2.84	3.92	0.00
ProFund VP Utilities	9.20	10.03	0.00
Rydex VT Dow 2x Strategy Fund	4.67	31.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.15	6.62	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.45	7.39	0.00
Rydex VT S&P 500 2x Strategy Fund	3.54	5.09	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.94	1,011.46
Van Eck Worldwide Hard Assets Fund	7.50	11.58	396.47
Van Kampen LIT Growth and Income Portfolio	7.34	8.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.43	12.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.53	10.94	819.19
Van Kampen UIF Mid Cap Growth Portfolio	6.27	9.71	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.67	9.13	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.16	7.79	0.00

Table 5 – 1.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll-Up Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.85% M&E and Estate Planning Rider
Access VP High Yield	9.84	11.32	0.00
Adaptive Allocation Portfolio	7.74	9.20	0.00
AIM V.I. Basic Value Series II	5.01	7.29	0.00
AIM V.I. Global Real Estate Series II	6.44	8.30	0.00
AIM V.I. International Growth Series II	7.27	9.65	0.00
AIM V.I. Mid Cap Core Equity Series II	7.85	10.03	0.00
Alger Small Cap Growth Portfolio	7.65	10.95	0.00
American Century VP Income & Growth Fund	7.34	8.51	0.00
American Century VP International Fund	8.30	10.91	0.00
American Century VP Large Company Value Fund	7.22	8.52	0.00
American Century VP Mid Cap Value Fund	8.62	11.01	0.00
American Century VP Ultra Fund	6.66	8.82	0.00
Chariot Absolute Return Currency	0.00	9.81	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.91	6.37	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.02	8.99	0.00
DireXion Dynamic HY Bond Fund	8.71	9.42	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.17	9.42	0.00
Dreyfus VIF Appreciation Portfolio	8.12	9.77	0.00
Dreyfus VIF International Value Portfolio	6.67	8.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.48	0.00
PIMCO VIT All Asset Portfolio	9.56	11.42	0.00
PIMCO VIT High Yield Portfolio	8.05	11.10	10,556.63
PIMCO VIT Low Duration Portfolio	10.58	11.79	0.00
PIMCO VIT Real Return Portfolio	10.09	11.74	0.00
PIMCO VIT Total Return Portfolio	11.40	12.78	0.00
ProFund VP Asia 30	8.06	12.24	0.00
ProFund VP Banks	4.00	3.77	0.00
ProFund VP Basic Materials	6.10	9.75	0.00
ProFund VP Bear	12.87	9.13	0.00
ProFund VP Biotechnology	9.97	10.17	0.00
ProFund VP Bull	6.74	8.25	0.00
ProFund VP Consumer Goods	8.38	10.02	0.00
ProFund VP Consumer Services	6.59	8.48	0.00
ProFund VP Dow 30	7.77	9.05	0.00
ProFund VP Emerging Markets	4.95	7.91	0.00
ProFund VP Europe 30	6.47	8.42	0.00
ProFund VP Falling U.S. Dollar	9.27	9.43	0.00
ProFund VP Financials	4.26	4.82	0.00
ProFund VP Health Care	8.37	9.85	0.00
ProFund VP Industrials	6.47	7.90	0.00
ProFund VP International	5.34	6.55	0.00
ProFund VP Internet	5.89	10.28	0.00
ProFund VP Japan	5.33	5.79	0.00
ProFund VP Large-Cap Growth	7.11	9.07	0.00
ProFund VP Large-Cap Value	6.30	7.40	0.00
ProFund VP Mid-Cap	6.06	7.92	0.00
ProFund VP Mid-Cap Growth	6.43	8.75	0.00
ProFund VP Mid-Cap Value	6.27	8.08	0.00
ProFund VP Money Market	10.29	10.13	0.00
ProFund VP NASDAQ-100	6.70	10.03	0.00
ProFund VP Oil & Gas	8.37	9.52	0.00
ProFund VP Pharmaceuticals	8.72	10.03	0.00
ProFund VP Precious Metals	7.11	9.47	0.00
ProFund VP Real Estate	5.47	6.89	0.00
ProFund VP Rising Rates Opportunity	5.28	6.86	0.00
ProFund VP Semiconductor	4.73	7.63	22,556.31
ProFund VP Short Dow 30	11.00	8.08	0.00
ProFund VP Short Emerging Markets	12.85	6.49	0.00
ProFund VP Short International	13.89	9.53	0.00
ProFund VP Short Mid-Cap	12.67	8.06	0.00
ProFund VP Short NASDAQ-100	12.51	7.30	0.00
ProFund VP Short Small-Cap	12.30	8.19	0.00
ProFund VP Small-Cap	6.17	7.65	0.00
ProFund VP Small-Cap Growth	6.49	8.06	0.00
ProFund VP Small-Cap Value	6.37	7.54	0.00
ProFund VP Technology	6.40	10.16	0.00
ProFund VP Telecommunications	8.16	8.62	19,209.16
ProFund VP U.S. Government Plus	17.52	11.62	0.00
ProFund VP UltraBull	3.60	5.13	0.00
ProFund VP UltraMid-Cap	3.16	5.16	0.00
ProFund VP UltraNASDAQ-100	3.43	7.41	21,991.36
ProFund VP UltraShort Dow 30	13.71	7.27	0.00
ProFund VP UltraShort NASDAQ-100	17.58	6.21	0.00
ProFund VP UltraSmall-Cap	2.84	3.91	0.00
ProFund VP Utilities	9.18	10.01	0.00
Rydex VT Dow 2x Strategy Fund	4.67	31.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.13	6.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.44	7.38	0.00
Rydex VT S&P 500 2x Strategy Fund	3.53	5.08	0.00
Rydex VT U.S. Government Money Market Fund	10.44	10.28	0.00
Van Eck Worldwide Hard Assets Fund	7.49	11.56	0.00
Van Kampen LIT Growth and Income Portfolio	7.33	8.96	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.42	12.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.52	10.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.26	9.69	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.66	9.12	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.15	7.78	0.00

Table 6 – 1.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.95 M&E and GMDB Rider with Annual Step Up
Access VP High Yield	9.83	11.30	0.00
Adaptive Allocation Portfolio	7.74	9.19	0.00
AIM V.I. Basic Value Series II	5.01	7.28	0.00
AIM V.I. Global Real Estate Series II	6.43	8.29	0.00
AIM V.I. International Growth Series II	7.26	9.63	0.00
AIM V.I. Mid Cap Core Equity Series II	7.84	10.02	0.00
Alger Small Cap Growth Portfolio	12.99	18.59	0.00
American Century VP Income & Growth Fund	10.32	11.96	0.00
American Century VP International Fund	11.73	15.42	0.00
American Century VP Large Company Value Fund	7.31	8.62	0.00
American Century VP Mid Cap Value Fund	9.06	11.57	0.00
American Century VP Ultra Fund	6.49	8.59	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.90	6.36	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.01	8.97	0.00
DireXion Dynamic HY Bond Fund	8.70	9.40	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.16	9.40	0.00
Dreyfus VIF Appreciation Portfolio	8.11	9.75	0.00
Dreyfus VIF International Value Portfolio	6.66	8.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.25	7.85	0.00
PIMCO VIT All Asset Portfolio	9.54	11.40	0.00
PIMCO VIT High Yield Portfolio	8.04	11.08	0.00
PIMCO VIT Low Duration Portfolio	10.57	11.77	2,011.32
PIMCO VIT Real Return Portfolio	10.08	11.72	1,382.75
PIMCO VIT Total Return Portfolio	11.38	12.76	1,865.81
ProFund VP Asia 30	8.05	12.21	388.34
ProFund VP Banks	3.99	3.76	0.00
ProFund VP Basic Materials	6.09	9.73	0.00
ProFund VP Bear	12.85	9.12	0.00
ProFund VP Biotechnology	9.95	10.15	305.42
ProFund VP Bull	6.73	8.23	0.00
ProFund VP Consumer Goods	8.37	10.00	0.00
ProFund VP Consumer Services	6.58	8.46	0.00
ProFund VP Dow 30	7.76	9.03	0.00
ProFund VP Emerging Markets	4.95	7.91	0.00
ProFund VP Europe 30	6.46	8.40	0.00
ProFund VP Falling U.S. Dollar	9.27	9.42	0.00
ProFund VP Financials	4.25	4.81	1,943.96
ProFund VP Health Care	8.36	9.83	0.00
ProFund VP Industrials	6.46	7.88	0.00
ProFund VP International	5.34	6.54	0.00
ProFund VP Internet	5.88	10.26	0.00
ProFund VP Japan	5.33	5.78	0.00
ProFund VP Large-Cap Growth	7.10	9.06	0.00
ProFund VP Large-Cap Value	6.29	7.39	0.00
ProFund VP Mid-Cap	6.06	7.92	0.00
ProFund VP Mid-Cap Growth	6.42	8.73	0.00
ProFund VP Mid-Cap Value	6.26	8.06	0.00
ProFund VP Money Market	10.27	10.11	28,535.72
ProFund VP NASDAQ-100	6.69	10.01	488.60
ProFund VP Oil & Gas	8.36	9.50	602.70
ProFund VP Pharmaceuticals	8.71	10.01	0.00
ProFund VP Precious Metals	7.10	9.45	1,019.40
ProFund VP Real Estate	5.47	6.88	0.00
ProFund VP Rising Rates Opportunity	5.27	6.85	0.00
ProFund VP Semiconductor	4.72	7.62	0.00
ProFund VP Short Dow 30	10.99	8.06	0.00
ProFund VP Short Emerging Markets	12.85	6.48	0.00
ProFund VP Short International	13.89	9.52	0.00
ProFund VP Short Mid-Cap	12.65	8.04	0.00
ProFund VP Short NASDAQ-100	12.49	7.29	0.00
ProFund VP Short Small-Cap	12.29	8.17	0.00
ProFund VP Small-Cap	6.16	7.64	0.00
ProFund VP Small-Cap Growth	6.48	8.05	0.00
ProFund VP Small-Cap Value	6.36	7.53	0.00
ProFund VP Technology	6.39	10.14	0.00
ProFund VP Telecommunications	8.15	8.60	568.45
ProFund VP U.S. Government Plus	17.50	11.60	0.00
ProFund VP UltraBull	3.60	5.12	0.00
ProFund VP UltraMid-Cap	3.16	5.15	0.00
ProFund VP UltraNASDAQ-100	3.43	7.40	0.00
ProFund VP UltraShort Dow 30	13.70	7.27	0.00
ProFund VP UltraShort NASDAQ-100	17.57	6.20	0.00
ProFund VP UltraSmall-Cap	2.83	3.91	0.00
ProFund VP Utilities	9.17	9.99	0.00
Rydex VT Dow 2x Strategy Fund	4.66	31.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.11	6.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.44	7.37	0.00
Rydex VT S&P 500 2x Strategy Fund	3.53	5.07	0.00
Rydex VT U.S. Government Money Market Fund	10.08	9.92	0.00
Van Eck Worldwide Hard Assets Fund	7.48	11.53	130.41
Van Kampen LIT Growth and Income Portfolio	7.32	8.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.40	12.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.51	10.90	596.22
Van Kampen UIF Mid Cap Growth Portfolio	6.25	9.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.65	9.10	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.14	7.76	0.00

Table 7 – 1.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.95% M&E and Estate Planning Rider
Access VP High Yield	9.82	11.28	0.00
Adaptive Allocation Portfolio	7.73	9.18	0.00
AIM V.I. Basic Value Series II	5.00	7.26	0.00
AIM V.I. Global Real Estate Series II	6.42	8.27	0.00
AIM V.I. International Growth Series II	7.25	9.61	0.00
AIM V.I. Mid Cap Core Equity Series II	7.83	10.00	0.00
Alger Small Cap Growth Portfolio	9.84	14.08	0.00
American Century VP Income & Growth Fund	8.33	9.65	0.00
American Century VP International Fund	9.89	12.99	0.00
American Century VP Large Company Value Fund	7.29	8.60	0.00
American Century VP Mid Cap Value Fund	9.04	11.54	0.00
American Century VP Ultra Fund	6.48	8.57	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.90	6.35	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.00	8.95	0.00
DireXion Dynamic HY Bond Fund	8.69	9.38	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.15	9.38	0.00
Dreyfus VIF Appreciation Portfolio	8.10	9.73	0.00
Dreyfus VIF International Value Portfolio	6.65	8.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.23	7.83	0.00
PIMCO VIT All Asset Portfolio	9.53	11.38	0.00
PIMCO VIT High Yield Portfolio	8.03	11.06	0.00
PIMCO VIT Low Duration Portfolio	10.55	11.74	0.00
PIMCO VIT Real Return Portfolio	10.06	11.70	0.00
PIMCO VIT Total Return Portfolio	11.37	12.73	0.00
ProFund VP Asia 30	8.04	12.19	0.00
ProFund VP Banks	3.99	3.76	0.00
ProFund VP Basic Materials	6.08	9.71	0.00
ProFund VP Bear	12.83	9.10	0.00
ProFund VP Biotechnology	9.94	10.14	0.00
ProFund VP Bull	6.72	8.22	0.00
ProFund VP Consumer Goods	8.35	9.98	0.00
ProFund VP Consumer Services	6.57	8.45	0.00
ProFund VP Dow 30	7.75	9.01	0.00
ProFund VP Emerging Markets	4.95	7.90	0.00
ProFund VP Europe 30	6.45	8.39	0.00
ProFund VP Falling U.S. Dollar	9.26	9.41	0.00
ProFund VP Financials	4.25	4.80	0.00
ProFund VP Health Care	8.35	9.82	0.00
ProFund VP Industrials	6.45	7.87	0.00
ProFund VP International	5.33	6.54	0.00
ProFund VP Internet	5.88	10.24	0.00
ProFund VP Japan	5.32	5.77	0.00
ProFund VP Large-Cap Growth	7.09	9.04	0.00
ProFund VP Large-Cap Value	6.28	7.37	0.00
ProFund VP Mid-Cap	6.05	7.91	0.00
ProFund VP Mid-Cap Growth	6.41	8.72	0.00
ProFund VP Mid-Cap Value	6.25	8.05	0.00
ProFund VP Money Market	10.26	10.09	0.00
ProFund VP NASDAQ-100	6.68	9.99	0.00
ProFund VP Oil & Gas	8.35	9.48	0.00
ProFund VP Pharmaceuticals	8.69	9.99	0.00
ProFund VP Precious Metals	7.09	9.43	0.00
ProFund VP Real Estate	5.46	6.86	0.00
ProFund VP Rising Rates Opportunity	5.26	6.84	0.00
ProFund VP Semiconductor	4.72	7.60	0.00
ProFund VP Short Dow 30	10.97	8.05	0.00
ProFund VP Short Emerging Markets	12.84	6.47	0.00
ProFund VP Short International	13.88	9.51	0.00
ProFund VP Short Mid-Cap	12.64	8.03	0.00
ProFund VP Short NASDAQ-100	12.47	7.28	0.00
ProFund VP Short Small-Cap	12.27	8.16	0.00
ProFund VP Small-Cap	6.15	7.62	0.00
ProFund VP Small-Cap Growth	6.48	8.03	0.00
ProFund VP Small-Cap Value	6.35	7.52	0.00
ProFund VP Technology	6.38	10.12	0.00
ProFund VP Telecommunications	8.14	8.59	0.00
ProFund VP U.S. Government Plus	17.47	11.57	0.00
ProFund VP UltraBull	3.59	5.11	0.00
ProFund VP UltraMid-Cap	3.15	5.14	0.00
ProFund VP UltraNASDAQ-100	3.43	7.39	0.00
ProFund VP UltraShort Dow 30	13.70	7.26	0.00
ProFund VP UltraShort NASDAQ-100	17.56	6.20	0.00
ProFund VP UltraSmall-Cap	2.83	3.90	0.00
ProFund VP Utilities	9.16	9.97	0.00
Rydex VT Dow 2x Strategy Fund	4.66	31.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.10	6.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.43	7.35	0.00
Rydex VT S&P 500 2x Strategy Fund	3.52	5.06	0.00
Rydex VT U.S. Government Money Market Fund	9.99	9.83	0.00
Van Eck Worldwide Hard Assets Fund	7.47	11.51	0.00
Van Kampen LIT Growth and Income Portfolio	7.31	8.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.39	12.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.50	10.88	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.24	9.65	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.64	9.08	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.13	7.75	0.00

Table 8 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E and GMDB Rider with 6% Roll-Up Base Contract with 1.10% M&E and GMDB Rider with 3% Roll-Up
Access VP High Yield	9.80	11.26	0.00
Adaptive Allocation Portfolio	7.73	9.16	0.00
AIM V.I. Basic Value Series II	4.99	7.25	0.00
AIM V.I. Global Real Estate Series II	6.41	8.26	0.00
AIM V.I. International Growth Series II	7.24	9.59	0.00
AIM V.I. Mid Cap Core Equity Series II	7.82	9.98	0.00
Alger Small Cap Growth Portfolio	8.51	12.17	0.00
American Century VP Income & Growth Fund	7.63	8.82	0.00
American Century VP International Fund	8.85	11.62	0.00
American Century VP Large Company Value Fund	7.28	8.58	0.00
American Century VP Mid Cap Value Fund	9.02	11.51	0.00
American Century VP Ultra Fund	6.46	8.54	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.89	6.34	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.99	8.94	0.00
DireXion Dynamic HY Bond Fund	8.68	9.37	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.14	9.36	0.00
Dreyfus VIF Appreciation Portfolio	8.09	9.71	0.00
Dreyfus VIF International Value Portfolio	6.64	8.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.22	7.81	0.00
PIMCO VIT All Asset Portfolio	9.52	11.36	0.00
PIMCO VIT High Yield Portfolio	8.02	11.04	0.00
PIMCO VIT Low Duration Portfolio	10.54	11.72	0.00
PIMCO VIT Real Return Portfolio	10.05	11.68	0.00
PIMCO VIT Total Return Portfolio	11.35	12.71	0.00
ProFund VP Asia 30	8.03	12.17	0.00
ProFund VP Banks	3.98	3.75	0.00
ProFund VP Basic Materials	6.07	9.69	0.00
ProFund VP Bear	12.82	9.08	0.00
ProFund VP Biotechnology	9.93	10.12	0.00
ProFund VP Bull	6.71	8.20	0.00
ProFund VP Consumer Goods	8.34	9.97	0.00
ProFund VP Consumer Services	6.56	8.43	0.00
ProFund VP Dow 30	7.74	9.00	0.00
ProFund VP Emerging Markets	4.94	7.89	0.00
ProFund VP Europe 30	6.44	8.37	0.00
ProFund VP Falling U.S. Dollar	9.26	9.40	0.00
ProFund VP Financials	4.24	4.79	0.00
ProFund VP Health Care	8.34	9.80	0.00
ProFund VP Industrials	6.44	7.86	0.00
ProFund VP International	5.33	6.53	0.00
ProFund VP Internet	5.87	10.22	0.00
ProFund VP Japan	5.31	5.76	0.00
ProFund VP Large-Cap Growth	7.08	9.02	0.00
ProFund VP Large-Cap Value	6.27	7.36	0.00
ProFund VP Mid-Cap	6.05	7.90	0.00
ProFund VP Mid-Cap Growth	6.40	8.70	0.00
ProFund VP Mid-Cap Value	6.25	8.03	0.00
ProFund VP Money Market	10.25	10.07	0.00
ProFund VP NASDAQ-100	6.68	9.97	0.00
ProFund VP Oil & Gas	8.34	9.46	0.00
ProFund VP Pharmaceuticals	8.68	9.97	0.00
ProFund VP Precious Metals	7.08	9.42	0.00
ProFund VP Real Estate	5.45	6.85	0.00
ProFund VP Rising Rates Opportunity	5.26	6.83	0.00
ProFund VP Semiconductor	4.71	7.59	0.00
ProFund VP Short Dow 30	10.96	8.03	0.00
ProFund VP Short Emerging Markets	12.83	6.47	0.00
ProFund VP Short International	13.87	9.50	0.00
ProFund VP Short Mid-Cap	12.62	8.01	0.00
ProFund VP Short NASDAQ-100	12.46	7.26	0.00
ProFund VP Short Small-Cap	12.25	8.14	0.00
ProFund VP Small-Cap	6.14	7.61	0.00
ProFund VP Small-Cap Growth	6.47	8.02	0.00
ProFund VP Small-Cap Value	6.34	7.50	0.00
ProFund VP Technology	6.37	10.10	0.00
ProFund VP Telecommunications	8.13	8.57	0.00
ProFund VP U.S. Government Plus	17.45	11.55	0.00
ProFund VP UltraBull	3.59	5.10	0.00
ProFund VP UltraMid-Cap	3.15	5.13	0.00
ProFund VP UltraNASDAQ-100	3.42	7.37	0.00
ProFund VP UltraShort Dow 30	13.69	7.25	0.00
ProFund VP UltraShort NASDAQ-100	17.55	6.19	0.00
ProFund VP UltraSmall-Cap	2.83	3.89	0.00
ProFund VP Utilities	9.15	9.95	0.00
Rydex VT Dow 2x Strategy Fund	4.65	31.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.08	6.57	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.43	7.34	0.00
Rydex VT S&P 500 2x Strategy Fund	3.52	5.05	0.00
Rydex VT U.S. Government Money Market Fund	10.37	10.19	0.00
Van Eck Worldwide Hard Assets Fund	7.46	11.49	0.00
Van Kampen LIT Growth and Income Portfolio	7.30	8.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.38	11.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.50	10.86	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.23	9.64	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.63	9.07	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.13	7.73	0.00

Table 9 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E and 3% Extra Credit Rider Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up
Access VP High Yield	9.79	11.24	0.00
Adaptive Allocation Portfolio	7.72	9.15	0.00
AIM V.I. Basic Value Series II	4.99	7.24	261.09
AIM V.I. Global Real Estate Series II	6.40	8.24	0.00
AIM V.I. International Growth Series II	7.23	9.58	4,945.80
AIM V.I. Mid Cap Core Equity Series II	7.81	9.96	0.00
Alger Small Cap Growth Portfolio	9.78	13.97	3,221.32
American Century VP Income & Growth Fund	8.28	9.57	0.00
American Century VP International Fund	9.82	12.88	830.35
American Century VP Large Company Value Fund	7.27	8.56	0.00
American Century VP Mid Cap Value Fund	9.01	11.48	4,097.90
American Century VP Ultra Fund	6.45	8.52	0.00
Chariot Absolute Return Currency	0.00	9.80	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.88	6.32	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.98	8.92	4,685.06
DireXion Dynamic HY Bond Fund	8.67	9.35	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.13	9.35	0.00
Dreyfus VIF Appreciation Portfolio	8.08	9.70	192.83
Dreyfus VIF International Value Portfolio	6.63	8.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.21	7.79	0.00
PIMCO VIT All Asset Portfolio	9.51	11.34	0.00
PIMCO VIT High Yield Portfolio	8.01	11.02	0.00
PIMCO VIT Low Duration Portfolio	10.52	11.70	748.00
PIMCO VIT Real Return Portfolio	10.04	11.66	0.00
PIMCO VIT Total Return Portfolio	11.34	12.69	3,015.35
ProFund VP Asia 30	8.02	12.15	0.00
ProFund VP Banks	3.98	3.74	0.00
ProFund VP Basic Materials	6.07	9.67	182.14
ProFund VP Bear	12.80	9.07	0.00
ProFund VP Biotechnology	9.91	10.10	0.00
ProFund VP Bull	6.70	8.19	2,836.82
ProFund VP Consumer Goods	8.33	9.95	0.00
ProFund VP Consumer Services	6.55	8.42	0.00
ProFund VP Dow 30	7.72	8.98	578.24
ProFund VP Emerging Markets	4.94	7.88	0.00
ProFund VP Europe 30	6.43	8.36	212.08
ProFund VP Falling U.S. Dollar	9.25	9.39	0.00
ProFund VP Financials	4.24	4.79	0.00
ProFund VP Health Care	8.33	9.78	189.38
ProFund VP Industrials	6.43	7.84	0.00
ProFund VP International	5.33	6.52	0.00
ProFund VP Internet	5.86	10.20	0.00
ProFund VP Japan	5.30	5.75	0.00
ProFund VP Large-Cap Growth	7.07	9.01	424.22
ProFund VP Large-Cap Value	6.26	7.35	251.77
ProFund VP Mid-Cap	6.05	7.89	0.00
ProFund VP Mid-Cap Growth	6.39	8.69	217.42
ProFund VP Mid-Cap Value	6.24	8.02	236.05
ProFund VP Money Market	10.23	10.05	4,973.20
ProFund VP NASDAQ-100	6.67	9.95	177.63
ProFund VP Oil & Gas	8.33	9.45	0.00
ProFund VP Pharmaceuticals	8.67	9.96	0.00
ProFund VP Precious Metals	7.07	9.40	0.00
ProFund VP Real Estate	5.44	6.84	255.80
ProFund VP Rising Rates Opportunity	5.25	6.81	0.00
ProFund VP Semiconductor	4.70	7.57	233.53
ProFund VP Short Dow 30	10.94	8.02	0.00
ProFund VP Short Emerging Markets	12.83	6.46	0.00
ProFund VP Short International	13.86	9.49	0.00
ProFund VP Short Mid-Cap	12.60	8.00	0.00
ProFund VP Short NASDAQ-100	12.44	7.25	0.00
ProFund VP Short Small-Cap	12.24	8.13	435.84
ProFund VP Small-Cap	6.13	7.59	229.75
ProFund VP Small-Cap Growth	6.46	8.00	236.11
ProFund VP Small-Cap Value	6.33	7.49	250.10
ProFund VP Technology	6.36	10.09	0.00
ProFund VP Telecommunications	8.12	8.55	0.00
ProFund VP U.S. Government Plus	17.43	11.53	0.00
ProFund VP UltraBull	3.58	5.09	0.00
ProFund VP UltraMid-Cap	3.14	5.12	0.00
ProFund VP UltraNASDAQ-100	3.42	7.36	0.00
ProFund VP UltraShort Dow 30	13.68	7.24	0.00
ProFund VP UltraShort NASDAQ-100	17.54	6.18	0.00
ProFund VP UltraSmall-Cap	2.82	3.89	0.00
ProFund VP Utilities	9.13	9.93	157.58
Rydex VT Dow 2x Strategy Fund	4.64	31.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.07	6.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.33	0.00
Rydex VT S&P 500 2x Strategy Fund	3.51	5.05	0.00
Rydex VT U.S. Government Money Market Fund	9.92	9.75	0.00
Van Eck Worldwide Hard Assets Fund	7.45	11.47	0.00
Van Kampen LIT Growth and Income Portfolio	7.29	8.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.37	11.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.49	10.84	496.81
Van Kampen UIF Mid Cap Growth Portfolio	6.22	9.62	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.62	9.05	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.12	7.72	0.00

Table 10 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E and Estate Planning Rider

Access VP High Yield	8.23	10.79	2,856.60
Adaptive Allocation Portfolio	7.28	8.42	3,594.43
AIM V.I. Basic Value Series II	7.59	10.84	0.00
AIM V.I. Global Real Estate Series II	7.16	8.42	0.00
AIM V.I. International Growth Series II	8.54	10.89	0.00
AIM V.I. Mid Cap Core Equity Series II	6.61	8.72	0.00
Alger Small Cap Growth Portfolio	5.90	7.40	0.00
American Century VP Income & Growth Fund	4.88	6.31	0.00
American Century VP International Fund	6.97	8.90	0.00
American Century VP Large Company Value Fund	8.07	9.68	0.00
American Century VP Mid Cap Value Fund	6.62	8.49	0.00
American Century VP Ultra Fund	7.12	9.33	0.00
Chariot Absolute Return Currency	4.98	7.22	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	6.39	8.23	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	7.22	9.56	297.32
DireXion Dynamic HY Bond Fund	7.80	9.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.99	11.00	289.03
Dreyfus VIF Appreciation Portfolio	10.51	11.68	2,708.87
Dreyfus VIF International Value Portfolio	10.02	11.64	133.81
Goldman Sachs VIT Structured Small Cap Equity Fund	11.32	12.66	416.03
PIMCO VIT All Asset Portfolio	9.78	11.22	0.00
PIMCO VIT High Yield Portfolio	8.01	12.12	251.82
PIMCO VIT Low Duration Portfolio	3.97	3.74	0.00
PIMCO VIT Real Return Portfolio	6.06	9.66	0.00
PIMCO VIT Total Return Portfolio	12.78	9.05	7,910.75
ProFund VP Asia 30	9.90	10.08	198.77
ProFund VP Banks	6.70	8.17	0.00
ProFund VP Basic Materials	8.32	9.93	0.00
ProFund VP Bear	6.54	8.40	0.00
ProFund VP Biotechnology	7.71	8.96	0.00
ProFund VP Bull	6.42	8.34	335.17
ProFund VP Consumer Goods	4.23	4.78	0.00
ProFund VP Consumer Services	8.32	9.76	808.70
ProFund VP Dow 30	6.42	7.83	346.92
ProFund VP Emerging Markets	5.85	10.18	0.00
ProFund VP Europe 30	5.30	5.74	0.00
ProFund VP Falling U.S. Dollar	7.06	8.99	0.00
ProFund VP Financials	6.25	7.33	0.00
ProFund VP Health Care	6.39	8.67	0.00
ProFund VP Industrials	6.23	8.00	0.00
ProFund VP International	10.22	10.03	0.00
ProFund VP Internet	8.32	9.43	228.24
ProFund VP Japan	6.66	9.93	0.00
ProFund VP Large-Cap Growth	8.66	9.94	802.98
ProFund VP Large-Cap Value	7.06	9.38	3,172.18
ProFund VP Mid-Cap	5.44	6.83	0.00
ProFund VP Mid-Cap Growth	5.24	6.80	234.69
ProFund VP Mid-Cap Value	4.70	7.56	5,378.29
ProFund VP Money Market	10.93	8.00	0.00
ProFund VP NASDAQ-100	12.59	7.98	0.00
ProFund VP Oil & Gas	12.42	7.24	0.00
ProFund VP Pharmaceuticals	12.22	8.11	0.00
ProFund VP Precious Metals	6.13	7.58	0.00
ProFund VP Real Estate	6.45	7.99	2,893.87
ProFund VP Rising Rates Opportunity	6.32	7.47	0.00
ProFund VP Semiconductor	6.35	10.07	1,787.35
ProFund VP Short Dow 30	8.11	8.54	4,580.16
ProFund VP Short Emerging Markets	17.40	11.51	0.00
ProFund VP Short International	3.58	5.08	0.00
ProFund VP Short Mid-Cap	3.14	5.11	0.00
ProFund VP Short NASDAQ-100	3.41	7.35	4,957.68
ProFund VP Short Small-Cap	2.82	3.88	0.00
ProFund VP Small-Cap	9.12	9.92	412.38
ProFund VP Small-Cap Growth	7.28	8.88	518.69
ProFund VP Small-Cap Value	9.35	11.95	0.00
ProFund VP Technology	6.48	10.82	2,146.04
ProFund VP Telecommunications	6.22	9.60	0.00
ProFund VP U.S. Government Plus	6.61	9.03	0.00
ProFund VP UltraBull	6.11	7.71	0.00
ProFund VP UltraMid-Cap	8.66	9.33	0.00
ProFund VP UltraNASDAQ-100	7.44	11.45	1,597.59
ProFund VP UltraShort Dow 30	9.49	11.32	3,249.22
ProFund VP UltraShort NASDAQ-100	7.71	9.14	0.00
ProFund VP UltraSmall-Cap	4.64	31.15	0.00
ProFund VP Utilities	3.42	7.31	0.00
Rydex VT Dow 2x Strategy Fund	3.51	5.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.05	6.55	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	4.94	7.87	0.00
Rydex VT S&P 500 2x Strategy Fund	9.25	9.38	0.00
Rydex VT U.S. Government Money Market Fund	5.32	6.52	0.00
Van Eck Worldwide Hard Assets Fund	6.04	7.88	0.00
Van Kampen LIT Growth and Income Portfolio	12.82	6.45	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	13.86	9.48	4,764.26
Van Kampen UIF Emerging Markets Equity Portfolio	13.67	7.24	0.00
Van Kampen UIF Mid Cap Growth Portfolio	17.53	6.18	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.35	10.16	0.00
Van Kampen UIF U.S. Real Estate Portfolio	0.00	9.80	0.00

Table 11 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.95% M&E and 3% Extra Credit Rider
Access VP High Yield	9.76	11.20	0.00
Adaptive Allocation Portfolio	7.71	9.13	0.00
AIM V.I. Basic Value Series II	4.97	7.21	0.00
AIM V.I. Global Real Estate Series II	6.39	8.21	426.32
AIM V.I. International Growth Series II	7.21	9.54	0.00
AIM V.I. Mid Cap Core Equity Series II	7.79	9.92	0.00
Alger Small Cap Growth Portfolio	9.71	13.86	0.00
American Century VP Income & Growth Fund	8.22	9.50	0.00
American Century VP International Fund	9.75	12.78	0.00
American Century VP Large Company Value Fund	7.24	8.51	0.00
American Century VP Mid Cap Value Fund	8.97	11.42	0.00
American Century VP Ultra Fund	6.43	8.48	0.00
Chariot Absolute Return Currency	0.00	9.79	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.87	6.30	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.96	8.89	0.00
DireXion Dynamic HY Bond Fund	8.65	9.31	1,433.14
Dreyfus Socially Responsible Growth Fund, Inc.	7.11	9.31	0.00
Dreyfus VIF Appreciation Portfolio	8.06	9.66	0.00
Dreyfus VIF International Value Portfolio	6.61	8.48	532.41
Goldman Sachs VIT Structured Small Cap Equity Fund	6.18	7.75	0.00
PIMCO VIT All Asset Portfolio	9.48	11.30	0.00
PIMCO VIT High Yield Portfolio	7.98	10.98	10,466.94
PIMCO VIT Low Duration Portfolio	10.50	11.66	2,361.65
PIMCO VIT Real Return Portfolio	10.01	11.61	0.00
PIMCO VIT Total Return Portfolio	11.31	12.64	24,101.61
ProFund VP Asia 30	8.00	12.10	77,134.91
ProFund VP Banks	3.97	3.73	0.00
ProFund VP Basic Materials	6.05	9.64	0.00
ProFund VP Bear	12.76	9.03	620.16
ProFund VP Biotechnology	9.89	10.06	683.58
ProFund VP Bull	6.69	8.16	0.00
ProFund VP Consumer Goods	8.31	9.91	0.00
ProFund VP Consumer Services	6.54	8.39	0.00
ProFund VP Dow 30	7.70	8.95	0.00
ProFund VP Emerging Markets	4.94	7.86	111,790.89
ProFund VP Europe 30	6.42	8.33	0.00
ProFund VP Falling U.S. Dollar	9.24	9.37	0.00
ProFund VP Financials	4.23	4.77	0.00
ProFund VP Health Care	8.31	9.74	0.00
ProFund VP Industrials	6.42	7.81	0.00
ProFund VP International	5.32	6.51	1,613.23
ProFund VP Internet	5.84	10.17	0.00
ProFund VP Japan	5.29	5.73	21,962.93
ProFund VP Large-Cap Growth	7.05	8.97	12,568.11
ProFund VP Large-Cap Value	6.25	7.32	7,000.32
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.38	8.65	3,016.87
ProFund VP Mid-Cap Value	6.22	7.99	1,823.15
ProFund VP Money Market	10.20	10.02	104,373.87
ProFund VP NASDAQ-100	6.65	9.92	0.00
ProFund VP Oil & Gas	8.31	9.41	705.56
ProFund VP Pharmaceuticals	8.65	9.92	0.00
ProFund VP Precious Metals	7.05	9.37	2,628.02
ProFund VP Real Estate	5.43	6.81	0.00
ProFund VP Rising Rates Opportunity	5.23	6.79	34,857.80
ProFund VP Semiconductor	4.69	7.55	0.00
ProFund VP Short Dow 30	10.91	7.99	0.00
ProFund VP Short Emerging Markets	12.81	6.45	0.00
ProFund VP Short International	13.85	9.47	0.00
ProFund VP Short Mid-Cap	12.57	7.97	0.00
ProFund VP Short NASDAQ-100	12.41	7.22	0.00
ProFund VP Short Small-Cap	12.20	8.10	0.00
ProFund VP Small-Cap	6.12	7.57	0.00
ProFund VP Small-Cap Growth	6.44	7.97	3,357.68
ProFund VP Small-Cap Value	6.32	7.46	1,572.83
ProFund VP Technology	6.34	10.05	0.00
ProFund VP Telecommunications	8.09	8.52	0.00
ProFund VP U.S. Government Plus	17.38	11.49	0.00
ProFund VP UltraBull	3.57	5.07	36,770.75
ProFund VP UltraMid-Cap	3.14	5.10	3,916.62
ProFund VP UltraNASDAQ-100	3.41	7.33	10,663.87
ProFund VP UltraShort Dow 30	13.67	7.23	5,619.73
ProFund VP UltraShort NASDAQ-100	17.52	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.87	0.00
ProFund VP Utilities	9.11	9.90	0.00
Rydex VT Dow 2x Strategy Fund	4.63	31.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.03	6.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.42	7.30	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.03	0.00
Rydex VT U.S. Government Money Market Fund	9.86	9.68	0.00
Van Eck Worldwide Hard Assets Fund	7.43	11.43	529.86
Van Kampen LIT Growth and Income Portfolio	7.28	8.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.34	11.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.47	10.80	2,546.24
Van Kampen UIF Mid Cap Growth Portfolio	6.21	9.58	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.02	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.10	7.69	0.00

Table 12 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E and 4% Extra Credit Rider Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Access VP High Yield	9.75	11.18	0.00
Adaptive Allocation Portfolio	7.70	9.12	0.00
AIM V.I. Basic Value Series II	4.97	7.20	503.29
AIM V.I. Global Real Estate Series II	6.38	8.20	411.52
AIM V.I. International Growth Series II	7.20	9.52	466.30
AIM V.I. Mid Cap Core Equity Series II	7.78	9.91	496.97
Alger Small Cap Growth Portfolio	12.75	18.20	0.00
American Century VP Income & Growth Fund	10.13	11.70	327.17
American Century VP International Fund	11.51	15.09	0.00
American Century VP Large Company Value Fund	7.22	8.49	0.00
American Century VP Mid Cap Value Fund	8.95	11.40	10,956.09
American Century VP Ultra Fund	6.41	8.46	0.00
Chariot Absolute Return Currency	0.00	9.79	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.29	528.93
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.95	8.87	477.37
DireXion Dynamic HY Bond Fund	8.63	9.30	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.10	9.29	0.00
Dreyfus VIF Appreciation Portfolio	8.04	9.64	0.00
Dreyfus VIF International Value Portfolio	6.61	8.46	2,820.43
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.73	0.00
PIMCO VIT All Asset Portfolio	9.47	11.27	29,167.79
PIMCO VIT High Yield Portfolio	7.97	10.96	753.24
PIMCO VIT Low Duration Portfolio	10.48	11.64	9,046.39
PIMCO VIT Real Return Portfolio	10.00	11.59	32,578.76
PIMCO VIT Total Return Portfolio	11.29	12.62	4,091.71
ProFund VP Asia 30	7.99	12.08	4,100.44
ProFund VP Banks	3.96	3.72	8,318.15
ProFund VP Basic Materials	6.04	9.62	7,192.72
ProFund VP Bear	12.75	9.02	0.00
ProFund VP Biotechnology	9.87	10.04	1,523.14
ProFund VP Bull	6.68	8.14	10,393.60
ProFund VP Consumer Goods	8.30	9.89	0.00
ProFund VP Consumer Services	6.53	8.37	0.00
ProFund VP Dow 30	7.69	8.93	0.00
ProFund VP Emerging Markets	4.93	7.86	0.00
ProFund VP Europe 30	6.41	8.31	12,870.19
ProFund VP Falling U.S. Dollar	9.24	9.36	3,659.05
ProFund VP Financials	4.22	4.76	1,202.77
ProFund VP Health Care	8.30	9.73	6,479.36
ProFund VP Industrials	6.41	7.80	0.00
ProFund VP International	5.32	6.50	380.77
ProFund VP Internet	5.84	10.15	0.00
ProFund VP Japan	5.28	5.72	0.00
ProFund VP Large-Cap Growth	7.04	8.96	0.00
ProFund VP Large-Cap Value	6.24	7.31	0.00
ProFund VP Mid-Cap	6.04	7.87	0.00
ProFund VP Mid-Cap Growth	6.37	8.64	0.00
ProFund VP Mid-Cap Value	6.21	7.97	0.00
ProFund VP Money Market	10.19	10.00	48,783.73
ProFund VP NASDAQ-100	6.64	9.90	8,812.71
ProFund VP Oil & Gas	8.29	9.39	7,491.13
ProFund VP Pharmaceuticals	8.64	9.90	1,310.38
ProFund VP Precious Metals	7.04	9.35	9,065.69
ProFund VP Real Estate	5.42	6.80	9,308.19
ProFund VP Rising Rates Opportunity	5.23	6.78	3,281.06
ProFund VP Semiconductor	4.68	7.53	7,474.95
ProFund VP Short Dow 30	10.90	7.98	0.00
ProFund VP Short Emerging Markets	12.81	6.44	0.00
ProFund VP Short International	13.84	9.46	0.00
ProFund VP Short Mid-Cap	12.55	7.95	0.00
ProFund VP Short NASDAQ-100	12.39	7.21	0.00
ProFund VP Short Small-Cap	12.19	8.08	0.00
ProFund VP Small-Cap	6.11	7.55	0.00
ProFund VP Small-Cap Growth	6.43	7.96	0.00
ProFund VP Small-Cap Value	6.31	7.45	0.00
ProFund VP Technology	6.34	10.03	0.00
ProFund VP Telecommunications	8.08	8.51	529.37
ProFund VP U.S. Government Plus	17.36	11.47	4,596.00
ProFund VP UltraBull	3.57	5.06	0.00
ProFund VP UltraMid-Cap	3.13	5.09	2,780.78
ProFund VP UltraNASDAQ-100	3.40	7.32	371.04
ProFund VP UltraShort Dow 30	13.66	7.22	0.00
ProFund VP UltraShort NASDAQ-100	17.51	6.17	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	11,791.51
ProFund VP Utilities	9.10	9.88	7,725.00
Rydex VT Dow 2x Strategy Fund	4.62	31.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.02	6.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.29	0.00
Rydex VT S&P 500 2x Strategy Fund	3.50	5.02	0.00
Rydex VT U.S. Government Money Market Fund	9.89	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.42	11.41	25,631.14
Van Kampen LIT Growth and Income Portfolio	7.27	8.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.33	11.90	209.28
Van Kampen UIF Emerging Markets Equity Portfolio	6.46	10.78	8,289.51
Van Kampen UIF Mid Cap Growth Portfolio	6.20	9.57	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.60	9.00	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.09	7.68	0.00

Table 13 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract 1.10% and GMDB Rider with 6% Roll-Up
Access VP High Yield	9.74	11.16	0.00
Adaptive Allocation Portfolio	7.69	9.11	0.00
AIM V.I. Basic Value Series II	4.96	7.18	0.00
AIM V.I. Global Real Estate Series II	6.37	8.18	0.00
AIM V.I. International Growth Series II	7.19	9.51	0.00
AIM V.I. Mid Cap Core Equity Series II	7.77	9.89	0.00
Alger Small Cap Growth Portfolio	8.19	11.68	0.00
American Century VP Income & Growth Fund	7.27	8.39	326.17
American Century VP International Fund	8.34	10.93	261.31
American Century VP Large Company Value Fund	7.15	8.41	0.00
American Century VP Mid Cap Value Fund	8.94	11.38	0.00
American Century VP Ultra Fund	6.57	8.66	0.00
Chariot Absolute Return Currency	0.00	9.79	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.86	6.28	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.94	8.85	0.00
DireXion Dynamic HY Bond Fund	8.62	9.28	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.09	9.28	0.00
Dreyfus VIF Appreciation Portfolio	8.03	9.62	0.00
Dreyfus VIF International Value Portfolio	6.60	8.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.66	0.00
PIMCO VIT All Asset Portfolio	9.46	11.25	0.00
PIMCO VIT High Yield Portfolio	7.96	10.94	13,079.20
PIMCO VIT Low Duration Portfolio	10.47	11.62	0.00
PIMCO VIT Real Return Portfolio	9.98	11.57	1,232.69
PIMCO VIT Total Return Portfolio	11.28	12.59	5,860.86
ProFund VP Asia 30	7.98	12.06	7,787.08
ProFund VP Banks	3.96	3.71	0.00
ProFund VP Basic Materials	6.03	9.60	1,527.20
ProFund VP Bear	12.73	9.00	0.00
ProFund VP Biotechnology	9.86	10.02	949.06
ProFund VP Bull	6.67	8.13	980.70
ProFund VP Consumer Goods	8.29	9.88	963.85
ProFund VP Consumer Services	6.52	8.36	0.00
ProFund VP Dow 30	7.68	8.92	0.00
ProFund VP Emerging Markets	4.93	7.85	4,037.87
ProFund VP Europe 30	6.40	8.30	0.00
ProFund VP Falling U.S. Dollar	9.23	9.35	245.59
ProFund VP Financials	4.21	4.75	980.47
ProFund VP Health Care	8.28	9.71	0.00
ProFund VP Industrials	6.40	7.78	0.00
ProFund VP International	5.32	6.49	0.00
ProFund VP Internet	5.83	10.13	485.64
ProFund VP Japan	5.28	5.71	0.00
ProFund VP Large-Cap Growth	7.03	8.94	1,070.10
ProFund VP Large-Cap Value	6.23	7.29	0.00
ProFund VP Mid-Cap	6.03	7.86	0.00
ProFund VP Mid-Cap Growth	6.36	8.62	1,124.34
ProFund VP Mid-Cap Value	6.20	7.96	0.00
ProFund VP Money Market	10.18	9.98	21,906.86
ProFund VP NASDAQ-100	6.63	9.88	2,052.87
ProFund VP Oil & Gas	8.28	9.38	245.51
ProFund VP Pharmaceuticals	8.62	9.88	0.00
ProFund VP Precious Metals	7.03	9.33	303.41
ProFund VP Real Estate	5.42	6.79	0.00
ProFund VP Rising Rates Opportunity	5.22	6.76	0.00
ProFund VP Semiconductor	4.68	7.52	1,356.19
ProFund VP Short Dow 30	10.89	7.96	0.00
ProFund VP Short Emerging Markets	12.80	6.43	0.00
ProFund VP Short International	13.83	9.45	0.00
ProFund VP Short Mid-Cap	12.54	7.94	0.00
ProFund VP Short NASDAQ-100	12.37	7.20	0.00
ProFund VP Short Small-Cap	12.17	8.07	0.00
ProFund VP Small-Cap	6.10	7.54	0.00
ProFund VP Small-Cap Growth	6.42	7.95	0.00
ProFund VP Small-Cap Value	6.30	7.43	0.00
ProFund VP Technology	6.33	10.01	993.21
ProFund VP Telecommunications	8.07	8.49	1,441.63
ProFund VP U.S. Government Plus	17.33	11.45	0.00
ProFund VP UltraBull	3.56	5.05	33,403.70
ProFund VP UltraMid-Cap	3.13	5.08	658.37
ProFund VP UltraNASDAQ-100	3.40	7.31	2,091.84
ProFund VP UltraShort Dow 30	13.65	7.21	0.00
ProFund VP UltraShort NASDAQ-100	17.50	6.16	0.00
ProFund VP UltraSmall-Cap	2.81	3.86	0.00
ProFund VP Utilities	9.09	9.86	0.00
Rydex VT Dow 2x Strategy Fund	4.62	30.98	0.00
Rydex VT Inverse Dow 2x Strategy Fund	12.00	6.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.41	7.27	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.01	0.00
Rydex VT U.S. Government Money Market Fund	10.29	10.09	2,726.29
Van Eck Worldwide Hard Assets Fund	7.41	11.39	170.95
Van Kampen LIT Growth and Income Portfolio	7.26	8.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.32	11.88	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.45	10.76	2,650.62
Van Kampen UIF Mid Cap Growth Portfolio	6.19	9.55	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.59	8.98	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.66	0.00

Table 14 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 0.95% M&E and 4% Extra Credit Rider Base Contract with 1.10% M&E and 3% Extra Credit Rider
Access VP High Yield	9.72	11.14	56,382.87
Adaptive Allocation Portfolio	7.69	9.09	0.00
AIM V.I. Basic Value Series II	4.95	7.17	4,215.25
AIM V.I. Global Real Estate Series II	6.36	8.17	1,515.86
AIM V.I. International Growth Series II	7.18	9.49	0.00
AIM V.I. Mid Cap Core Equity Series II	7.76	9.87	0.00
Alger Small Cap Growth Portfolio	9.61	13.70	612.39
American Century VP Income & Growth Fund	8.13	9.39	781.67
American Century VP International Fund	9.65	12.63	2,329.02
American Century VP Large Company Value Fund	7.19	8.45	0.00
American Century VP Mid Cap Value Fund	8.92	11.34	0.00
American Century VP Ultra Fund	6.39	8.42	0.00
Chariot Absolute Return Currency	0.00	9.79	4,771.83
Credit Suisse Trust – International Equity Flex III Portfolio	4.85	6.27	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.93	8.84	0.00
DireXion Dynamic HY Bond Fund	8.61	9.26	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.08	9.26	0.00
Dreyfus VIF Appreciation Portfolio	8.02	9.61	0.00
Dreyfus VIF International Value Portfolio	6.59	8.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.15	7.69	0.00
PIMCO VIT All Asset Portfolio	9.44	11.23	0.00
PIMCO VIT High Yield Portfolio	7.95	10.92	3,169.22
PIMCO VIT Low Duration Portfolio	10.45	11.59	0.00
PIMCO VIT Real Return Portfolio	9.97	11.55	23,186.29
PIMCO VIT Total Return Portfolio	11.26	12.57	1,977.68
ProFund VP Asia 30	7.97	12.04	46,081.50
ProFund VP Banks	3.95	3.71	3,884.19
ProFund VP Basic Materials	6.03	9.59	45,713.50
ProFund VP Bear	12.71	8.98	4,069.78
ProFund VP Biotechnology	9.85	10.01	0.00
ProFund VP Bull	6.66	8.11	5,034.71
ProFund VP Consumer Goods	8.28	9.86	0.00
ProFund VP Consumer Services	6.51	8.34	0.00
ProFund VP Dow 30	7.67	8.90	0.00
ProFund VP Emerging Markets	4.93	7.84	37,041.35
ProFund VP Europe 30	6.39	8.28	7,974.56
ProFund VP Falling U.S. Dollar	9.23	9.34	0.00
ProFund VP Financials	4.21	4.74	0.00
ProFund VP Health Care	8.27	9.69	3,025.79
ProFund VP Industrials	6.39	7.77	0.00
ProFund VP International	5.31	6.49	0.00
ProFund VP Internet	5.82	10.11	14,856.01
ProFund VP Japan	5.27	5.69	0.00
ProFund VP Large-Cap Growth	7.02	8.92	969.01
ProFund VP Large-Cap Value	6.22	7.28	934.48
ProFund VP Mid-Cap	6.03	7.85	71,775.41
ProFund VP Mid-Cap Growth	6.35	8.61	32,106.52
ProFund VP Mid-Cap Value	6.20	7.94	968.09
ProFund VP Money Market	10.16	9.96	285,876.36
ProFund VP NASDAQ-100	6.62	9.86	32,658.44
ProFund VP Oil & Gas	8.27	9.36	4,953.50
ProFund VP Pharmaceuticals	8.61	9.86	939.07
ProFund VP Precious Metals	7.03	9.31	10,038.24
ProFund VP Real Estate	5.41	6.78	4,346.89
ProFund VP Rising Rates Opportunity	5.21	6.75	0.00
ProFund VP Semiconductor	4.67	7.51	2,665.68
ProFund VP Short Dow 30	10.87	7.95	0.00
ProFund VP Short Emerging Markets	12.79	6.43	0.00
ProFund VP Short International	13.83	9.44	0.00
ProFund VP Short Mid-Cap	12.52	7.92	3,625.55
ProFund VP Short NASDAQ-100	12.36	7.18	4,909.29
ProFund VP Short Small-Cap	12.16	8.05	5,282.94
ProFund VP Small-Cap	6.09	7.53	112,826.24
ProFund VP Small-Cap Growth	6.42	7.93	1,009.21
ProFund VP Small-Cap Value	6.29	7.42	0.00
ProFund VP Technology	6.32	9.99	30,320.60
ProFund VP Telecommunications	8.06	8.48	0.00
ProFund VP U.S. Government Plus	17.31	11.43	2,146.34
ProFund VP UltraBull	3.56	5.04	67,393.42
ProFund VP UltraMid-Cap	3.12	5.07	0.00
ProFund VP UltraNASDAQ-100	3.39	7.29	0.00
ProFund VP UltraShort Dow 30	13.64	7.21	2,362.58
ProFund VP UltraShort NASDAQ-100	17.49	6.15	0.00
ProFund VP UltraSmall-Cap	2.80	3.85	5,156.29
ProFund VP Utilities	9.07	9.84	2,990.79
Rydex VT Dow 2x Strategy Fund	4.61	30.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.98	6.50	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.26	0.00
Rydex VT S&P 500 2x Strategy Fund	3.49	5.00	0.00
Rydex VT U.S. Government Money Market Fund	9.76	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.40	11.37	4,557.49
Van Kampen LIT Growth and Income Portfolio	7.25	8.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.30	11.86	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.74	25,820.58
Van Kampen UIF Mid Cap Growth Portfolio	6.18	9.53	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.58	8.97	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.08	7.65	0.00

Table 15 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E and 5% Extra Credit Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.71	11.12	0.00
Adaptive Allocation Portfolio	7.68	9.08	0.00
AIM V.I. Basic Value Series II	4.95	7.16	3,377.71
AIM V.I. Global Real Estate Series II	6.35	8.15	263.82
AIM V.I. International Growth Series II	7.17	9.47	0.00
AIM V.I. Mid Cap Core Equity Series II	7.75	9.85	0.00
Alger Small Cap Growth Portfolio	8.39	11.96	0.00
American Century VP Income & Growth Fund	7.52	8.67	0.00
American Century VP International Fund	8.72	11.41	0.00
American Century VP Large Company Value Fund	7.18	8.43	0.00
American Century VP Mid Cap Value Fund	8.90	11.31	0.00
American Century VP Ultra Fund	6.37	8.40	0.00
Chariot Absolute Return Currency	0.00	9.78	202.04
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.25	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.82	0.00
DireXion Dynamic HY Bond Fund	8.60	9.25	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.07	9.24	0.00
Dreyfus VIF Appreciation Portfolio	8.01	9.59	0.00
Dreyfus VIF International Value Portfolio	6.58	8.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.14	7.67	0.00
PIMCO VIT All Asset Portfolio	9.43	11.21	0.00
PIMCO VIT High Yield Portfolio	7.94	10.90	17,337.62
PIMCO VIT Low Duration Portfolio	10.44	11.57	0.00
PIMCO VIT Real Return Portfolio	9.96	11.53	0.00
PIMCO VIT Total Return Portfolio	11.25	12.55	102,537.84
ProFund VP Asia 30	7.96	12.01	0.00
ProFund VP Banks	3.95	3.70	0.00
ProFund VP Basic Materials	6.02	9.57	0.00
ProFund VP Bear	12.70	8.97	0.00
ProFund VP Biotechnology	9.83	9.99	0.00
ProFund VP Bull	6.65	8.10	0.00
ProFund VP Consumer Goods	8.27	9.84	0.00
ProFund VP Consumer Services	6.50	8.33	0.00
ProFund VP Dow 30	7.66	8.88	0.00
ProFund VP Emerging Markets	4.93	7.83	3,084.07
ProFund VP Europe 30	6.38	8.27	0.00
ProFund VP Falling U.S. Dollar	9.22	9.33	0.00
ProFund VP Financials	4.20	4.73	0.00
ProFund VP Health Care	8.26	9.67	0.00
ProFund VP Industrials	6.38	7.75	0.00
ProFund VP International	5.31	6.48	0.00
ProFund VP Internet	5.81	10.09	2,494.88
ProFund VP Japan	5.26	5.68	5,893.11
ProFund VP Large-Cap Growth	7.01	8.91	0.00
ProFund VP Large-Cap Value	6.21	7.27	0.00
ProFund VP Mid-Cap	6.03	7.84	0.00
ProFund VP Mid-Cap Growth	6.34	8.59	3,899.58
ProFund VP Mid-Cap Value	6.19	7.93	4,929.79
ProFund VP Money Market	10.15	9.94	87,249.60
ProFund VP NASDAQ-100	6.61	9.84	0.00
ProFund VP Oil & Gas	8.26	9.34	214.55
ProFund VP Pharmaceuticals	8.60	9.85	0.00
ProFund VP Precious Metals	7.02	9.30	233.13
ProFund VP Real Estate	5.40	6.76	3,646.05
ProFund VP Rising Rates Opportunity	5.21	6.74	10,916.85
ProFund VP Semiconductor	4.67	7.49	0.00
ProFund VP Short Dow 30	10.86	7.93	0.00
ProFund VP Short Emerging Markets	12.79	6.42	0.00
ProFund VP Short International	13.82	9.43	0.00
ProFund VP Short Mid-Cap	12.50	7.91	0.00
ProFund VP Short NASDAQ-100	12.34	7.17	0.00
ProFund VP Short Small-Cap	12.14	8.04	0.00
ProFund VP Small-Cap	6.08	7.51	0.00
ProFund VP Small-Cap Growth	6.41	7.92	4,937.95
ProFund VP Small-Cap Value	6.28	7.41	0.00
ProFund VP Technology	6.31	9.97	0.00
ProFund VP Telecommunications	8.05	8.46	0.00
ProFund VP U.S. Government Plus	17.29	11.41	0.00
ProFund VP UltraBull	3.55	5.03	286,424.59
ProFund VP UltraMid-Cap	3.12	5.06	23,894.74
ProFund VP UltraNASDAQ-100	3.39	7.28	19,934.36
ProFund VP UltraShort Dow 30	13.64	7.20	0.00
ProFund VP UltraShort NASDAQ-100	17.49	6.15	18,015.43
ProFund VP UltraSmall-Cap	2.80	3.84	0.00
ProFund VP Utilities	9.06	9.83	0.00
Rydex VT Dow 2x Strategy Fund	4.61	30.87	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.97	6.49	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.40	7.25	0.00
Rydex VT S&P 500 2x Strategy Fund	3.48	4.99	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.01	0.00
Van Eck Worldwide Hard Assets Fund	7.39	11.35	0.00
Van Kampen LIT Growth and Income Portfolio	7.24	8.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.29	11.84	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.44	10.72	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.51	5,037.10
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.57	8.95	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.07	7.64	0.00

Table 16 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Access VP High Yield	9.70	11.10	10,010.96
Adaptive Allocation Portfolio	7.68	9.07	0.00
AIM V.I. Basic Value Series II	4.94	7.14	1,200.84
AIM V.I. Global Real Estate Series II	6.34	8.14	401.10
AIM V.I. International Growth Series II	7.16	9.45	4,070.60
AIM V.I. Mid Cap Core Equity Series II	7.74	9.83	967.33
Alger Small Cap Growth Portfolio	9.54	13.59	0.00
American Century VP Income & Growth Fund	8.08	9.31	0.00
American Century VP International Fund	9.58	12.53	1,273.64
American Century VP Large Company Value Fund	7.16	8.41	773.58
American Century VP Mid Cap Value Fund	8.88	11.28	0.00
American Century VP Ultra Fund	6.36	8.37	961.53
Chariot Absolute Return Currency	0.00	9.78	5,731.68
Credit Suisse Trust – International Equity Flex III Portfolio	4.84	6.24	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.92	8.81	646.15
DireXion Dynamic HY Bond Fund	8.59	9.23	482.67
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.23	0.00
Dreyfus VIF Appreciation Portfolio	8.00	9.57	490.33
Dreyfus VIF International Value Portfolio	6.57	8.40	917.62
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.65	754.84
PIMCO VIT All Asset Portfolio	9.42	11.19	243.78
PIMCO VIT High Yield Portfolio	7.93	10.88	1,650.84
PIMCO VIT Low Duration Portfolio	10.43	11.55	388.23
PIMCO VIT Real Return Portfolio	9.94	11.51	11,795.74
PIMCO VIT Total Return Portfolio	11.23	12.52	6,982.47
ProFund VP Asia 30	7.95	11.99	23,535.03
ProFund VP Banks	3.94	3.69	0.00
ProFund VP Basic Materials	6.01	9.55	20,882.57
ProFund VP Bear	12.68	8.95	6,483.94
ProFund VP Biotechnology	9.82	9.97	1,012.20
ProFund VP Bull	6.64	8.08	3,849.08
ProFund VP Consumer Goods	8.25	9.82	148.25
ProFund VP Consumer Services	6.49	8.31	0.00
ProFund VP Dow 30	7.65	8.87	333.20
ProFund VP Emerging Markets	4.92	7.82	14,685.17
ProFund VP Europe 30	6.37	8.25	0.00
ProFund VP Falling U.S. Dollar	9.22	9.32	691.81
ProFund VP Financials	4.20	4.72	3.73
ProFund VP Health Care	8.25	9.65	0.00
ProFund VP Industrials	6.37	7.74	0.00
ProFund VP International	5.31	6.47	0.00
ProFund VP Internet	5.81	10.07	6,144.51
ProFund VP Japan	5.25	5.67	0.00
ProFund VP Large-Cap Growth	7.00	8.89	475.05
ProFund VP Large-Cap Value	6.20	7.25	0.00
ProFund VP Mid-Cap	6.02	7.83	14,109.76
ProFund VP Mid-Cap Growth	6.33	8.58	14,580.73
ProFund VP Mid-Cap Value	6.18	7.91	700.59
ProFund VP Money Market	10.14	9.92	100,202.96
ProFund VP NASDAQ-100	6.60	9.83	13,158.74
ProFund VP Oil & Gas	8.25	9.33	3,039.85
ProFund VP Pharmaceuticals	8.59	9.83	0.00
ProFund VP Precious Metals	7.01	9.28	19,494.65
ProFund VP Real Estate	5.39	6.75	0.00
ProFund VP Rising Rates Opportunity	5.20	6.73	0.00
ProFund VP Semiconductor	4.66	7.48	747.55
ProFund VP Short Dow 30	10.84	7.92	0.00
ProFund VP Short Emerging Markets	12.78	6.41	0.00
ProFund VP Short International	13.81	9.42	0.00
ProFund VP Short Mid-Cap	12.49	7.89	2,637.63
ProFund VP Short NASDAQ-100	12.32	7.16	3,571.55
ProFund VP Short Small-Cap	12.12	8.02	4,245.32
ProFund VP Small-Cap	6.08	7.50	22,214.94
ProFund VP Small-Cap Growth	6.40	7.90	420.37
ProFund VP Small-Cap Value	6.27	7.39	354.23
ProFund VP Technology	6.30	9.96	13,508.82
ProFund VP Telecommunications	8.04	8.45	638.37
ProFund VP U.S. Government Plus	17.26	11.39	0.00
ProFund VP UltraBull	3.55	5.02	52,679.77
ProFund VP UltraMid-Cap	3.12	5.05	1,446.17
ProFund VP UltraNASDAQ-100	3.38	7.27	4,351.35
ProFund VP UltraShort Dow 30	13.63	7.19	6,304.78
ProFund VP UltraShort NASDAQ-100	17.48	6.14	0.00
ProFund VP UltraSmall-Cap	2.80	3.84	12,340.33
ProFund VP Utilities	9.05	9.81	251.64
Rydex VT Dow 2x Strategy Fund	4.60	30.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.95	6.47	444.44
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.23	204.19
Rydex VT S&P 500 2x Strategy Fund	3.48	4.98	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.49	0.00
Van Eck Worldwide Hard Assets Fund	7.38	11.32	886.05
Van Kampen LIT Growth and Income Portfolio	7.23	8.78	1,049.52
Van Kampen UIF Emerging Markets Debt Portfolio	9.28	11.82	788.89
Van Kampen UIF Emerging Markets Equity Portfolio	6.43	10.70	13,395.90
Van Kampen UIF Mid Cap Growth Portfolio	6.17	9.50	686.79
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.56	8.93	473.12
Van Kampen UIF U.S. Real Estate Portfolio	6.06	7.62	570.11

Table 17 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E and 5% Extra Credit Rider

Base Contract with 1.10% M&E and 4% Extra Credit Rider

Access VP High Yield	9.69	11.08	0.00
Adaptive Allocation Portfolio	7.67	9.06	0.00
AIM V.I. Basic Value Series II	4.93	7.13	0.00
AIM V.I. Global Real Estate Series II	6.33	8.12	0.00
AIM V.I. International Growth Series II	7.15	9.44	0.00
AIM V.I. Mid Cap Core Equity Series II	7.73	9.82	409.81
Alger Small Cap Growth Portfolio	12.56	17.88	0.00
American Century VP Income & Growth Fund	9.98	11.50	0.00
American Century VP International Fund	11.34	14.82	0.00
American Century VP Large Company Value Fund	7.15	8.39	0.00
American Century VP Mid Cap Value Fund	8.86	11.25	0.00
American Century VP Ultra Fund	6.35	8.35	0.00
Chariot Absolute Return Currency	0.00	9.78	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.23	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.91	8.79	0.00
DireXion Dynamic HY Bond Fund	8.58	9.21	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.06	9.21	0.00
Dreyfus VIF Appreciation Portfolio	7.99	9.55	0.00
Dreyfus VIF International Value Portfolio	6.56	8.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.11	7.63	0.00
PIMCO VIT All Asset Portfolio	9.41	11.17	0.00
PIMCO VIT High Yield Portfolio	7.92	10.86	2,904.05
PIMCO VIT Low Duration Portfolio	10.41	11.53	0.00
PIMCO VIT Real Return Portfolio	9.93	11.49	755.74
PIMCO VIT Total Return Portfolio	11.22	12.50	4,474.46
ProFund VP Asia 30	7.93	11.97	0.00
ProFund VP Banks	3.94	3.69	1,049.26
ProFund VP Basic Materials	6.00	9.53	572.63
ProFund VP Bear	12.66	8.94	0.00
ProFund VP Biotechnology	9.81	9.95	294.12
ProFund VP Bull	6.63	8.07	1,305.16
ProFund VP Consumer Goods	8.24	9.80	0.00
ProFund VP Consumer Services	6.48	8.30	0.00
ProFund VP Dow 30	7.64	8.85	227.66
ProFund VP Emerging Markets	4.92	7.82	0.00
ProFund VP Europe 30	6.36	8.24	1,629.47
ProFund VP Falling U.S. Dollar	9.21	9.31	0.00
ProFund VP Financials	4.19	4.72	1,503.03
ProFund VP Health Care	8.24	9.64	817.57
ProFund VP Industrials	6.36	7.73	0.00
ProFund VP International	5.30	6.47	0.00
ProFund VP Internet	5.80	10.05	0.00
ProFund VP Japan	5.25	5.66	3,239.23
ProFund VP Large-Cap Growth	6.99	8.88	0.00
ProFund VP Large-Cap Value	6.20	7.24	0.00
ProFund VP Mid-Cap	6.02	7.83	0.00
ProFund VP Mid-Cap Growth	6.33	8.56	2,125.96
ProFund VP Mid-Cap Value	6.17	7.90	2,687.48
ProFund VP Money Market	10.12	9.91	30,812.10
ProFund VP NASDAQ-100	6.60	9.81	1,309.73
ProFund VP Oil & Gas	8.24	9.31	1,107.31
ProFund VP Pharmaceuticals	8.58	9.81	0.00
ProFund VP Precious Metals	7.00	9.26	0.00
ProFund VP Real Estate	5.39	6.74	2,973.06
ProFund VP Rising Rates Opportunity	5.19	6.71	2,728.62
ProFund VP Semiconductor	4.65	7.46	1,256.90
ProFund VP Short Dow 30	10.83	7.90	0.00
ProFund VP Short Emerging Markets	12.77	6.41	0.00
ProFund VP Short International	13.80	9.41	0.00
ProFund VP Short Mid-Cap	12.47	7.88	0.00
ProFund VP Short NASDAQ-100	12.31	7.14	0.00
ProFund VP Short Small-Cap	12.11	8.01	154.80
ProFund VP Small-Cap	6.07	7.48	103.53
ProFund VP Small-Cap Growth	6.39	7.89	2,691.94
ProFund VP Small-Cap Value	6.27	7.38	0.00
ProFund VP Technology	6.29	9.94	0.00
ProFund VP Telecommunications	8.03	8.43	633.53
ProFund VP U.S. Government Plus	17.24	11.36	894.39
ProFund VP UltraBull	3.54	5.01	6,826.49
ProFund VP UltraMid-Cap	3.11	5.05	3,731.94
ProFund VP UltraNASDAQ-100	3.38	7.25	1,515.13
ProFund VP UltraShort Dow 30	13.62	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.47	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.83	1,284.78
ProFund VP Utilities	9.04	9.79	808.12
Rydex VT Dow 2x Strategy Fund	4.59	30.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.94	6.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.39	7.22	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.97	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.54	0.00
Van Eck Worldwide Hard Assets Fund	7.37	11.30	114.29
Van Kampen LIT Growth and Income Portfolio	7.22	8.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.27	11.79	265.75
Van Kampen UIF Emerging Markets Equity Portfolio	6.42	10.68	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.16	9.48	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.55	8.92	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.05	7.61	0.00

Table 18 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.67	11.06	0.00
Adaptive Allocation Portfolio	7.66	9.05	0.00
AIM V.I. Basic Value Series II	4.93	7.12	0.00
AIM V.I. Global Real Estate Series II	6.33	8.11	0.00
AIM V.I. International Growth Series II	7.14	9.42	0.00
AIM V.I. Mid Cap Core Equity Series II	7.72	9.80	0.00
Alger Small Cap Growth Portfolio	9.48	13.48	0.00
American Century VP Income & Growth Fund	8.02	9.24	0.00
American Century VP International Fund	9.52	12.43	0.00
American Century VP Large Company Value Fund	7.14	8.37	0.00
American Century VP Mid Cap Value Fund	8.85	11.23	0.00
American Century VP Ultra Fund	6.34	8.33	0.00
Chariot Absolute Return Currency	0.00	9.78	2,772.96
Credit Suisse Trust – International Equity Flex III Portfolio	4.83	6.22	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.90	8.77	0.00
DireXion Dynamic HY Bond Fund	8.56	9.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.05	9.19	0.00
Dreyfus VIF Appreciation Portfolio	7.98	9.54	0.00
Dreyfus VIF International Value Portfolio	6.55	8.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.10	7.61	0.00
PIMCO VIT All Asset Portfolio	9.39	11.15	0.00
PIMCO VIT High Yield Portfolio	7.91	10.84	0.00
PIMCO VIT Low Duration Portfolio	10.40	11.51	0.00
PIMCO VIT Real Return Portfolio	9.92	11.47	0.00
PIMCO VIT Total Return Portfolio	11.20	12.48	3,181.44
ProFund VP Asia 30	7.92	11.95	0.00
ProFund VP Banks	3.93	3.68	0.00
ProFund VP Basic Materials	5.99	9.51	0.00
ProFund VP Bear	12.65	8.92	0.00
ProFund VP Biotechnology	9.79	9.93	0.00
ProFund VP Bull	6.62	8.05	0.00
ProFund VP Consumer Goods	8.23	9.79	0.00
ProFund VP Consumer Services	6.47	8.28	0.00
ProFund VP Dow 30	7.63	8.83	0.00
ProFund VP Emerging Markets	4.92	7.81	0.00
ProFund VP Europe 30	6.36	8.22	0.00
ProFund VP Falling U.S. Dollar	9.21	9.30	0.00
ProFund VP Financials	4.19	4.71	0.00
ProFund VP Health Care	8.23	9.62	0.00
ProFund VP Industrials	6.36	7.71	0.00
ProFund VP International	5.30	6.46	0.00
ProFund VP Internet	5.79	10.04	0.00
ProFund VP Japan	5.24	5.65	0.00
ProFund VP Large-Cap Growth	6.98	8.86	0.00
ProFund VP Large-Cap Value	6.19	7.23	0.00
ProFund VP Mid-Cap	6.02	7.82	0.00
ProFund VP Mid-Cap Growth	6.32	8.54	0.00
ProFund VP Mid-Cap Value	6.16	7.89	0.00
ProFund VP Money Market	10.11	9.89	2,236.96
ProFund VP NASDAQ-100	6.59	9.79	1,036.87
ProFund VP Oil & Gas	8.23	9.29	0.00
ProFund VP Pharmaceuticals	8.57	9.79	0.00
ProFund VP Precious Metals	6.99	9.25	0.00
ProFund VP Real Estate	5.38	6.73	0.00
ProFund VP Rising Rates Opportunity	5.19	6.70	0.00
ProFund VP Semiconductor	4.65	7.45	686.46
ProFund VP Short Dow 30	10.81	7.89	0.00
ProFund VP Short Emerging Markets	12.76	6.40	0.00
ProFund VP Short International	13.80	9.40	0.00
ProFund VP Short Mid-Cap	12.45	7.87	0.00
ProFund VP Short NASDAQ-100	12.29	7.13	0.00
ProFund VP Short Small-Cap	12.09	7.99	0.00
ProFund VP Small-Cap	6.06	7.47	0.00
ProFund VP Small-Cap Growth	6.38	7.87	0.00
ProFund VP Small-Cap Value	6.26	7.37	0.00
ProFund VP Technology	6.28	9.92	0.00
ProFund VP Telecommunications	8.02	8.41	605.62
ProFund VP U.S. Government Plus	17.22	11.34	0.00
ProFund VP UltraBull	3.54	5.01	5,748.63
ProFund VP UltraMid-Cap	3.11	5.04	517.27
ProFund VP UltraNASDAQ-100	3.38	7.24	1,047.44
ProFund VP UltraShort Dow 30	13.61	7.18	0.00
ProFund VP UltraShort NASDAQ-100	17.46	6.13	0.00
ProFund VP UltraSmall-Cap	2.79	3.82	0.00
ProFund VP Utilities	9.03	9.77	0.00
Rydex VT Dow 2x Strategy Fund	4.59	30.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.92	6.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.21	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.96	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.42	0.00
Van Eck Worldwide Hard Assets Fund	7.36	11.28	0.00
Van Kampen LIT Growth and Income Portfolio	7.21	8.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.25	11.77	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.41	10.66	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.15	9.46	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.54	8.90	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.59	0.00

Table 19– 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	9.66	11.04	846.63
Adaptive Allocation Portfolio	7.66	9.03	0.00
AIM V.I. Basic Value Series II	4.92	7.10	251.14
AIM V.I. Global Real Estate Series II	6.32	8.09	0.00
AIM V.I. International Growth Series II	7.13	9.40	0.00
AIM V.I. Mid Cap Core Equity Series II	7.71	9.78	374.36
Alger Small Cap Growth Portfolio	9.44	13.43	0.00
American Century VP Income & Growth Fund	7.99	9.20	0.00
American Century VP International Fund	9.48	12.38	1,355.59
American Century VP Large Company Value Fund	7.12	8.34	668.08
American Century VP Mid Cap Value Fund	8.83	11.20	0.00
American Century VP Ultra Fund	6.32	8.31	0.00
Chariot Absolute Return Currency	0.00	9.77	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.82	6.21	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.89	8.76	0.00
DireXion Dynamic HY Bond Fund	8.55	9.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.04	9.18	0.00
Dreyfus VIF Appreciation Portfolio	7.97	9.52	0.00
Dreyfus VIF International Value Portfolio	6.54	8.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.09	7.59	0.00
PIMCO VIT All Asset Portfolio	9.38	11.13	0.00
PIMCO VIT High Yield Portfolio	7.90	10.82	164.50
PIMCO VIT Low Duration Portfolio	10.38	11.49	0.00
PIMCO VIT Real Return Portfolio	9.90	11.45	2,180.42
PIMCO VIT Total Return Portfolio	11.19	12.46	499.56
ProFund VP Asia 30	7.91	11.92	4,157.73
ProFund VP Banks	3.93	3.67	0.00
ProFund VP Basic Materials	5.99	9.50	3,841.45
ProFund VP Bear	12.63	8.90	8,320.46
ProFund VP Biotechnology	9.78	9.91	0.00
ProFund VP Bull	6.62	8.04	0.00
ProFund VP Consumer Goods	8.22	9.77	0.00
ProFund VP Consumer Services	6.47	8.27	0.00
ProFund VP Dow 30	7.62	8.82	0.00
ProFund VP Emerging Markets	4.92	7.80	1,086.41
ProFund VP Europe 30	6.35	8.21	0.00
ProFund VP Falling U.S. Dollar	9.20	9.29	3,736.49
ProFund VP Financials	4.18	4.70	0.00
ProFund VP Health Care	8.22	9.60	0.00
ProFund VP Industrials	6.35	7.70	0.00
ProFund VP International	5.30	6.45	211.56
ProFund VP Internet	5.78	10.02	1,221.54
ProFund VP Japan	5.23	5.64	0.00
ProFund VP Large-Cap Growth	6.97	8.84	941.40
ProFund VP Large-Cap Value	6.18	7.21	0.00
ProFund VP Mid-Cap	6.01	7.81	1,190.45
ProFund VP Mid-Cap Growth	6.31	8.53	2,828.11
ProFund VP Mid-Cap Value	6.15	7.87	0.00
ProFund VP Money Market	10.10	9.87	21,905.68
ProFund VP NASDAQ-100	6.58	9.77	2,506.99
ProFund VP Oil & Gas	8.22	9.27	0.00
ProFund VP Pharmaceuticals	8.56	9.77	0.00
ProFund VP Precious Metals	6.98	9.23	4,521.76
ProFund VP Real Estate	5.37	6.71	0.00
ProFund VP Rising Rates Opportunity	5.18	6.69	0.00
ProFund VP Semiconductor	4.64	7.44	0.00
ProFund VP Short Dow 30	10.80	7.87	574.96
ProFund VP Short Emerging Markets	12.76	6.39	0.00
ProFund VP Short International	13.79	9.39	492.58
ProFund VP Short Mid-Cap	12.44	7.85	7,965.45
ProFund VP Short NASDAQ-100	12.27	7.12	10,036.77
ProFund VP Short Small-Cap	12.08	7.98	10,800.61
ProFund VP Small-Cap	6.05	7.46	1,878.74
ProFund VP Small-Cap Growth	6.37	7.86	0.00
ProFund VP Small-Cap Value	6.25	7.35	0.00
ProFund VP Technology	6.28	9.90	2,498.25
ProFund VP Telecommunications	8.01	8.40	0.00
ProFund VP U.S. Government Plus	17.19	11.32	0.00
ProFund VP UltraBull	3.53	5.00	4,873.60
ProFund VP UltraMid-Cap	3.10	5.03	0.00
ProFund VP UltraNASDAQ-100	3.37	7.23	0.00
ProFund VP UltraShort Dow 30	13.61	7.17	0.00
ProFund VP UltraShort NASDAQ-100	17.45	6.12	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.01	9.75	0.00
Rydex VT Dow 2x Strategy Fund	4.58	30.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.91	6.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.38	7.19	0.00
Rydex VT S&P 500 2x Strategy Fund	3.47	4.95	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.38	0.00
Van Eck Worldwide Hard Assets Fund	7.35	11.26	157.68
Van Kampen LIT Growth and Income Portfolio	7.20	8.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.24	11.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.40	10.64	2,245.85
Van Kampen UIF Mid Cap Growth Portfolio	6.14	9.44	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.53	8.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.04	7.58	0.00

Table 20 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E and 5% Extra Credit Rider

Access VP High Yield	9.65	11.02	0.00
Adaptive Allocation Portfolio	7.65	9.02	0.00
AIM V.I. Basic Value Series II	4.91	7.09	0.00
AIM V.I. Global Real Estate Series II	6.31	8.08	0.00
AIM V.I. International Growth Series II	7.12	9.39	0.00
AIM V.I. Mid Cap Core Equity Series II	7.70	9.76	0.00
Alger Small Cap Growth Portfolio	7.46	10.60	0.00
American Century VP Income & Growth Fund	7.16	8.23	0.00
American Century VP International Fund	8.09	10.56	0.00
American Century VP Large Company Value Fund	7.04	8.24	0.00
American Century VP Mid Cap Value Fund	8.40	10.65	0.00
American Century VP Ultra Fund	6.50	8.54	0.00
Chariot Absolute Return Currency	0.00	9.77	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.20	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.88	8.74	0.00
DireXion Dynamic HY Bond Fund	8.54	9.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.03	9.16	0.00
Dreyfus VIF Appreciation Portfolio	7.96	9.50	0.00
Dreyfus VIF International Value Portfolio	6.53	8.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.80	7.24	0.00
PIMCO VIT All Asset Portfolio	9.37	11.11	0.00
PIMCO VIT High Yield Portfolio	7.89	10.80	804.98
PIMCO VIT Low Duration Portfolio	10.37	11.47	232.26
PIMCO VIT Real Return Portfolio	9.89	11.42	0.00
PIMCO VIT Total Return Portfolio	11.17	12.43	1,876.69
ProFund VP Asia 30	7.90	11.90	0.00
ProFund VP Banks	3.92	3.67	0.00
ProFund VP Basic Materials	5.98	9.48	0.00
ProFund VP Bear	12.61	8.89	0.00
ProFund VP Biotechnology	9.77	9.90	67.32
ProFund VP Bull	6.61	8.02	188.11
ProFund VP Consumer Goods	8.21	9.75	0.00
ProFund VP Consumer Services	6.46	8.25	0.00
ProFund VP Dow 30	7.61	8.80	0.00
ProFund VP Emerging Markets	4.91	7.79	0.00
ProFund VP Europe 30	6.34	8.19	0.00
ProFund VP Falling U.S. Dollar	9.20	9.28	0.00
ProFund VP Financials	4.17	4.69	1,273.60
ProFund VP Health Care	8.21	9.58	0.00
ProFund VP Industrials	6.34	7.68	0.00
ProFund VP International	5.30	6.45	0.00
ProFund VP Internet	5.77	10.00	0.00
ProFund VP Japan	5.23	5.63	733.17
ProFund VP Large-Cap Growth	6.97	8.83	0.00
ProFund VP Large-Cap Value	6.17	7.20	0.00
ProFund VP Mid-Cap	6.01	7.80	0.00
ProFund VP Mid-Cap Growth	6.30	8.51	485.11
ProFund VP Mid-Cap Value	6.15	7.86	613.30
ProFund VP Money Market	10.08	9.85	5,681.73
ProFund VP NASDAQ-100	6.57	9.75	244.29
ProFund VP Oil & Gas	8.21	9.26	159.21
ProFund VP Pharmaceuticals	8.54	9.76	0.00
ProFund VP Precious Metals	6.97	9.21	1,747.58
ProFund VP Real Estate	5.37	6.70	410.69
ProFund VP Rising Rates Opportunity	5.17	6.68	515.17
ProFund VP Semiconductor	4.63	7.42	0.00
ProFund VP Short Dow 30	10.78	7.86	0.00
ProFund VP Short Emerging Markets	12.75	6.39	0.00
ProFund VP Short International	13.78	9.38	0.00
ProFund VP Short Mid-Cap	12.42	7.84	0.00
ProFund VP Short NASDAQ-100	12.26	7.10	0.00
ProFund VP Short Small-Cap	12.06	7.97	0.00
ProFund VP Small-Cap	6.04	7.44	0.00
ProFund VP Small-Cap Growth	6.36	7.84	614.31
ProFund VP Small-Cap Value	6.24	7.34	0.00
ProFund VP Technology	6.27	9.88	0.00
ProFund VP Telecommunications	8.00	8.38	103.50
ProFund VP U.S. Government Plus	17.17	11.30	0.00
ProFund VP UltraBull	3.53	4.99	2,247.66
ProFund VP UltraMid-Cap	3.10	5.02	960.97
ProFund VP UltraNASDAQ-100	3.37	7.21	336.95
ProFund VP UltraShort Dow 30	13.60	7.16	0.00
ProFund VP UltraShort NASDAQ-100	17.44	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.81	0.00
ProFund VP Utilities	9.00	9.74	0.00
Rydex VT Dow 2x Strategy Fund	4.57	30.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.89	6.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.18	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	10.18	9.94	0.00
Van Eck Worldwide Hard Assets Fund	7.34	11.24	0.00
Van Kampen LIT Growth and Income Portfolio	7.19	8.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.23	11.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.39	10.62	588.87
Van Kampen UIF Mid Cap Growth Portfolio	6.13	9.43	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.03	7.57	0.00

Table 21 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Plannnig Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Estate Plannnig Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Access VP High Yield	9.63	11.00	0.00
Adaptive Allocation Portfolio	7.64	9.01	0.00
AIM V.I. Basic Value Series II	4.91	7.08	0.00
AIM V.I. Global Real Estate Series II	6.30	8.06	0.00
AIM V.I. International Growth Series II	7.11	9.37	0.00
AIM V.I. Mid Cap Core Equity Series II	7.69	9.74	0.00
Alger Small Cap Growth Portfolio	9.38	13.32	0.00
American Century VP Income & Growth Fund	7.94	9.13	0.00
American Century VP International Fund	9.42	12.29	0.00
American Century VP Large Company Value Fund	7.09	8.30	0.00
American Century VP Mid Cap Value Fund	8.79	11.14	0.00
American Century VP Ultra Fund	6.30	8.27	0.00
Chariot Absolute Return Currency	0.00	9.77	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.81	6.19	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.87	8.73	0.00
DireXion Dynamic HY Bond Fund	8.53	9.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.02	9.14	0.00
Dreyfus VIF Appreciation Portfolio	7.95	9.48	0.00
Dreyfus VIF International Value Portfolio	6.53	8.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.06	7.56	0.00
PIMCO VIT All Asset Portfolio	9.35	11.09	3,056.41
PIMCO VIT High Yield Portfolio	7.88	10.78	0.00
PIMCO VIT Low Duration Portfolio	10.36	11.45	5,465.95
PIMCO VIT Real Return Portfolio	9.88	11.40	0.00
PIMCO VIT Total Return Portfolio	11.16	12.41	0.00
ProFund VP Asia 30	7.89	11.88	0.00
ProFund VP Banks	3.92	3.66	0.00
ProFund VP Basic Materials	5.97	9.46	0.00
ProFund VP Bear	12.60	8.87	18,191.60
ProFund VP Biotechnology	9.76	9.88	0.00
ProFund VP Bull	6.60	8.01	0.00
ProFund VP Consumer Goods	8.20	9.73	0.00
ProFund VP Consumer Services	6.45	8.23	0.00
ProFund VP Dow 30	7.60	8.79	0.00
ProFund VP Emerging Markets	4.91	7.78	2,155.53
ProFund VP Europe 30	6.33	8.18	0.00
ProFund VP Falling U.S. Dollar	9.19	9.27	0.00
ProFund VP Financials	4.17	4.68	0.00
ProFund VP Health Care	8.20	9.57	2,191.31
ProFund VP Industrials	6.33	7.67	0.00
ProFund VP International	5.29	6.44	0.00
ProFund VP Internet	5.77	9.98	0.00
ProFund VP Japan	5.22	5.62	0.00
ProFund VP Large-Cap Growth	6.96	8.81	0.00
ProFund VP Large-Cap Value	6.16	7.19	0.00
ProFund VP Mid-Cap	6.01	7.79	0.00
ProFund VP Mid-Cap Growth	6.29	8.50	0.00
ProFund VP Mid-Cap Value	6.14	7.84	0.00
ProFund VP Money Market	10.07	9.83	0.00
ProFund VP NASDAQ-100	6.56	9.74	0.00
ProFund VP Oil & Gas	8.19	9.24	0.00
ProFund VP Pharmaceuticals	8.53	9.74	0.00
ProFund VP Precious Metals	6.96	9.19	2,050.67
ProFund VP Real Estate	5.36	6.69	0.00
ProFund VP Rising Rates Opportunity	5.17	6.67	0.00
ProFund VP Semiconductor	4.63	7.41	0.00
ProFund VP Short Dow 30	10.77	7.84	0.00
ProFund VP Short Emerging Markets	12.74	6.38	0.00
ProFund VP Short International	13.77	9.38	8,246.56
ProFund VP Short Mid-Cap	12.40	7.82	0.00
ProFund VP Short NASDAQ-100	12.24	7.09	0.00
ProFund VP Short Small-Cap	12.04	7.95	0.00
ProFund VP Small-Cap	6.04	7.43	0.00
ProFund VP Small-Cap Growth	6.36	7.83	0.00
ProFund VP Small-Cap Value	6.23	7.33	0.00
ProFund VP Technology	6.26	9.87	2,134.83
ProFund VP Telecommunications	7.99	8.37	0.00
ProFund VP U.S. Government Plus	17.15	11.28	0.00
ProFund VP UltraBull	3.52	4.98	0.00
ProFund VP UltraMid-Cap	3.09	5.01	0.00
ProFund VP UltraNASDAQ-100	3.36	7.20	0.00
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.43	6.11	0.00
ProFund VP UltraSmall-Cap	2.78	3.80	0.00
ProFund VP Utilities	8.99	9.72	1,277.11
Rydex VT Dow 2x Strategy Fund	4.57	30.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.87	6.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.17	0.00
Rydex VT S&P 500 2x Strategy Fund	3.46	4.94	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.31	0.00
Van Eck Worldwide Hard Assets Fund	7.33	11.22	0.00
Van Kampen LIT Growth and Income Portfolio	7.18	8.70	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.22	11.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.60	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.41	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.52	8.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.02	7.55	0.00

Table 22 – 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	9.62	10.98	0.00
Adaptive Allocation Portfolio	7.64	9.00	0.00
AIM V.I. Basic Value Series II	4.90	7.07	0.00
AIM V.I. Global Real Estate Series II	6.29	8.05	2,527.43
AIM V.I. International Growth Series II	7.10	9.35	0.00
AIM V.I. Mid Cap Core Equity Series II	7.68	9.73	0.00
Alger Small Cap Growth Portfolio	8.27	11.75	0.00
American Century VP Income & Growth Fund	7.41	8.52	0.00
American Century VP International Fund	8.60	11.21	0.00
American Century VP Large Company Value Fund	7.08	8.28	0.00
American Century VP Mid Cap Value Fund	8.78	11.11	0.00
American Century VP Ultra Fund	6.28	8.25	0.00
Chariot Absolute Return Currency	0.00	9.77	2,038.18
Credit Suisse Trust – International Equity Flex III Portfolio	4.80	6.17	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.86	8.71	0.00
DireXion Dynamic HY Bond Fund	8.52	9.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.01	9.13	0.00
Dreyfus VIF Appreciation Portfolio	7.94	9.47	0.00
Dreyfus VIF International Value Portfolio	6.52	8.31	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.05	7.54	0.00
PIMCO VIT All Asset Portfolio	9.34	11.07	0.00
PIMCO VIT High Yield Portfolio	7.87	10.76	0.00
PIMCO VIT Low Duration Portfolio	10.34	11.42	0.00
PIMCO VIT Real Return Portfolio	9.87	11.38	0.00
PIMCO VIT Total Return Portfolio	11.14	12.39	0.00
ProFund VP Asia 30	7.88	11.86	0.00
ProFund VP Banks	3.91	3.65	0.00
ProFund VP Basic Materials	5.96	9.45	0.00
ProFund VP Bear	12.58	8.85	0.00
ProFund VP Biotechnology	9.74	9.86	0.00
ProFund VP Bull	6.59	7.99	0.00
ProFund VP Consumer Goods	8.19	9.71	0.00
ProFund VP Consumer Services	6.44	8.22	0.00
ProFund VP Dow 30	7.59	8.77	0.00
ProFund VP Emerging Markets	4.91	7.78	0.00
ProFund VP Europe 30	6.32	8.16	0.00
ProFund VP Falling U.S. Dollar	9.19	9.26	0.00
ProFund VP Financials	4.16	4.67	608.96
ProFund VP Health Care	8.19	9.55	0.00
ProFund VP Industrials	6.32	7.66	0.00
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.76	9.96	0.00
ProFund VP Japan	5.21	5.61	0.00
ProFund VP Large-Cap Growth	6.95	8.79	0.00
ProFund VP Large-Cap Value	6.15	7.17	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.48	0.00
ProFund VP Mid-Cap Value	6.13	7.83	0.00
ProFund VP Money Market	10.06	9.82	11,876.77
ProFund VP NASDAQ-100	6.55	9.72	153.05
ProFund VP Oil & Gas	8.18	9.22	2,944.77
ProFund VP Pharmaceuticals	8.52	9.72	0.00
ProFund VP Precious Metals	6.95	9.18	2,667.69
ProFund VP Real Estate	5.35	6.68	1,563.07
ProFund VP Rising Rates Opportunity	5.16	6.65	0.00
ProFund VP Semiconductor	4.62	7.40	0.00
ProFund VP Short Dow 30	10.76	7.83	0.00
ProFund VP Short Emerging Markets	12.74	6.37	0.00
ProFund VP Short International	13.77	9.37	0.00
ProFund VP Short Mid-Cap	12.39	7.81	0.00
ProFund VP Short NASDAQ-100	12.23	7.08	0.00
ProFund VP Short Small-Cap	12.03	7.94	0.00
ProFund VP Small-Cap	6.03	7.42	0.00
ProFund VP Small-Cap Growth	6.35	7.81	0.00
ProFund VP Small-Cap Value	6.22	7.31	0.00
ProFund VP Technology	6.25	9.85	0.00
ProFund VP Telecommunications	7.98	8.35	178.06
ProFund VP U.S. Government Plus	17.13	11.26	0.00
ProFund VP UltraBull	3.52	4.97	0.00
ProFund VP UltraMid-Cap	3.09	5.00	0.00
ProFund VP UltraNASDAQ-100	3.36	7.19	0.00
ProFund VP UltraShort Dow 30	13.59	7.15	0.00
ProFund VP UltraShort NASDAQ-100	17.42	6.10	0.00
ProFund VP UltraSmall-Cap	2.77	3.79	0.00
ProFund VP Utilities	8.98	9.70	0.00
Rydex VT Dow 2x Strategy Fund	4.56	30.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.86	6.40	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.37	7.15	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.93	0.00
Rydex VT U.S. Government Money Market Fund	10.07	9.83	0.00
Van Eck Worldwide Hard Assets Fund	7.32	11.20	0.00
Van Kampen LIT Growth and Income Portfolio	7.17	8.68	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.20	11.69	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.38	10.58	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.12	9.39	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.51	8.84	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.01	7.54	0.00

Table 23 – 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Estate Planning Rider

Access VP High Yield	9.61	10.96	0.00
Adaptive Allocation Portfolio	7.63	8.99	0.00
AIM V.I. Basic Value Series II	4.89	7.05	0.00
AIM V.I. Global Real Estate Series II	6.28	8.03	0.00
AIM V.I. International Growth Series II	7.09	9.33	0.00
AIM V.I. Mid Cap Core Equity Series II	7.67	9.71	0.00
Alger Small Cap Growth Portfolio	9.31	13.22	0.00
American Century VP Income & Growth Fund	7.88	9.06	0.00
American Century VP International Fund	9.35	12.19	0.00
American Century VP Large Company Value Fund	7.06	8.26	0.00
American Century VP Mid Cap Value Fund	8.76	11.09	0.00
American Century VP Ultra Fund	6.27	8.23	0.00
Chariot Absolute Return Currency	0.00	9.77	761.05
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.16	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.85	8.69	0.00
DireXion Dynamic HY Bond Fund	8.51	9.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	7.00	9.11	0.00
Dreyfus VIF Appreciation Portfolio	7.93	9.45	0.00
Dreyfus VIF International Value Portfolio	6.51	8.29	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.04	7.52	0.00
PIMCO VIT All Asset Portfolio	9.33	11.05	1,757.07
PIMCO VIT High Yield Portfolio	7.86	10.74	0.00
PIMCO VIT Low Duration Portfolio	10.33	11.40	34,450.10
PIMCO VIT Real Return Portfolio	9.85	11.36	0.00
PIMCO VIT Total Return Portfolio	11.13	12.36	0.00
ProFund VP Asia 30	7.87	11.84	0.00
ProFund VP Banks	3.90	3.65	0.00
ProFund VP Basic Materials	5.95	9.43	0.00
ProFund VP Bear	12.56	8.84	9,956.32
ProFund VP Biotechnology	9.73	9.84	0.00
ProFund VP Bull	6.58	7.98	3,198.31
ProFund VP Consumer Goods	8.18	9.70	0.00
ProFund VP Consumer Services	6.43	8.20	0.00
ProFund VP Dow 30	7.58	8.75	0.00
ProFund VP Emerging Markets	4.90	7.77	0.00
ProFund VP Europe 30	6.31	8.15	0.00
ProFund VP Falling U.S. Dollar	9.18	9.25	0.00
ProFund VP Financials	4.16	4.66	0.00
ProFund VP Health Care	8.17	9.53	1,893.07
ProFund VP Industrials	6.31	7.64	0.00
ProFund VP International	5.29	6.43	0.00
ProFund VP Internet	5.75	9.94	0.00
ProFund VP Japan	5.21	5.60	0.00
ProFund VP Large-Cap Growth	6.94	8.78	0.00
ProFund VP Large-Cap Value	6.15	7.16	0.00
ProFund VP Mid-Cap	6.00	7.78	0.00
ProFund VP Mid-Cap Growth	6.28	8.47	0.00
ProFund VP Mid-Cap Value	6.12	7.81	0.00
ProFund VP Money Market	10.04	9.80	1,842.23
ProFund VP NASDAQ-100	6.54	9.70	0.00
ProFund VP Oil & Gas	8.17	9.21	6,554.82
ProFund VP Pharmaceuticals	8.51	9.70	314.92
ProFund VP Precious Metals	6.94	9.16	7,728.71
ProFund VP Real Estate	5.34	6.67	1,279.21
ProFund VP Rising Rates Opportunity	5.15	6.64	0.00
ProFund VP Semiconductor	4.62	7.38	0.00
ProFund VP Short Dow 30	10.74	7.82	0.00
ProFund VP Short Emerging Markets	12.73	6.37	2,596.79
ProFund VP Short International	13.76	9.36	3,533.75
ProFund VP Short Mid-Cap	12.37	7.79	0.00
ProFund VP Short NASDAQ-100	12.21	7.07	0.00
ProFund VP Short Small-Cap	12.01	7.92	1,948.31
ProFund VP Small-Cap	6.02	7.40	0.00
ProFund VP Small-Cap Growth	6.34	7.80	0.00
ProFund VP Small-Cap Value	6.22	7.30	0.00
ProFund VP Technology	6.24	9.83	168.45
ProFund VP Telecommunications	7.97	8.34	0.00
ProFund VP U.S. Government Plus	17.10	11.24	3,655.17
ProFund VP UltraBull	3.52	4.96	0.00
ProFund VP UltraMid-Cap	3.09	4.99	0.00
ProFund VP UltraNASDAQ-100	3.35	7.17	1,064.55
ProFund VP UltraShort Dow 30	13.58	7.14	0.00
ProFund VP UltraShort NASDAQ-100	17.41	6.10	1,639.65
ProFund VP UltraSmall-Cap	2.77	3.79	0.00
ProFund VP Utilities	8.96	9.68	684.29
Rydex VT Dow 2x Strategy Fund	4.56	30.42	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.84	6.39	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.14	0.00
Rydex VT S&P 500 2x Strategy Fund	3.45	4.92	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.24	0.00
Van Eck Worldwide Hard Assets Fund	7.31	11.18	0.00
Van Kampen LIT Growth and Income Portfolio	7.16	8.67	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.19	11.66	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.37	10.56	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.11	9.37	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.50	8.82	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.52	0.00

Table 24 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Access VP High Yield	9.60	10.94	0.00
Adaptive Allocation Portfolio	7.63	8.98	0.00
AIM V.I. Basic Value Series II	4.89	7.04	0.00
AIM V.I. Global Real Estate Series II	6.28	8.02	0.00
AIM V.I. International Growth Series II	7.08	9.32	127.96
AIM V.I. Mid Cap Core Equity Series II	7.66	9.69	1,412.31
Alger Small Cap Growth Portfolio	12.29	17.43	0.00
American Century VP Income & Growth Fund	9.76	11.21	0.00
American Century VP International Fund	11.09	14.45	0.00
American Century VP Large Company Value Fund	7.05	8.24	424.57
American Century VP Mid Cap Value Fund	8.74	11.06	0.00
American Century VP Ultra Fund	6.26	8.21	553.64
Chariot Absolute Return Currency	0.00	9.76	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.79	6.15	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.84	8.68	0.00
DireXion Dynamic HY Bond Fund	8.50	9.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.99	9.09	0.00
Dreyfus VIF Appreciation Portfolio	7.92	9.43	0.00
Dreyfus VIF International Value Portfolio	6.50	8.28	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.03	7.50	0.00
PIMCO VIT All Asset Portfolio	9.32	11.03	0.00
PIMCO VIT High Yield Portfolio	7.85	10.72	0.00
PIMCO VIT Low Duration Portfolio	10.31	11.38	0.00
PIMCO VIT Real Return Portfolio	9.84	11.34	0.00
PIMCO VIT Total Return Portfolio	11.11	12.34	2,299.60
ProFund VP Asia 30	7.86	11.82	98.53
ProFund VP Banks	3.90	3.64	0.00
ProFund VP Basic Materials	5.95	9.41	135.92
ProFund VP Bear	12.55	8.82	0.00
ProFund VP Biotechnology	9.72	9.82	316.52
ProFund VP Bull	6.57	7.97	0.00
ProFund VP Consumer Goods	8.17	9.68	0.00
ProFund VP Consumer Services	6.42	8.19	313.92
ProFund VP Dow 30	7.57	8.74	0.00
ProFund VP Emerging Markets	4.90	7.76	0.00
ProFund VP Europe 30	6.30	8.13	0.00
ProFund VP Falling U.S. Dollar	9.18	9.24	0.00
ProFund VP Financials	4.15	4.66	0.00
ProFund VP Health Care	8.16	9.51	0.00
ProFund VP Industrials	6.31	7.63	0.00
ProFund VP International	5.28	6.42	0.00
ProFund VP Internet	5.74	9.93	0.00
ProFund VP Japan	5.20	5.59	0.00
ProFund VP Large-Cap Growth	6.93	8.76	0.00
ProFund VP Large-Cap Value	6.14	7.15	0.00
ProFund VP Mid-Cap	6.00	7.77	0.00
ProFund VP Mid-Cap Growth	6.27	8.45	0.00
ProFund VP Mid-Cap Value	6.11	7.80	0.00
ProFund VP Money Market	10.03	9.78	31.94
ProFund VP NASDAQ-100	6.53	9.68	127.03
ProFund VP Oil & Gas	8.16	9.19	744.06
ProFund VP Pharmaceuticals	8.50	9.68	0.00
ProFund VP Precious Metals	6.93	9.14	0.00
ProFund VP Real Estate	5.34	6.65	0.00
ProFund VP Rising Rates Opportunity	5.14	6.63	0.00
ProFund VP Semiconductor	4.61	7.37	1,827.98
ProFund VP Short Dow 30	10.73	7.80	0.00
ProFund VP Short Emerging Markets	12.72	6.36	0.00
ProFund VP Short International	13.75	9.35	0.00
ProFund VP Short Mid-Cap	12.35	7.78	0.00
ProFund VP Short NASDAQ-100	12.19	7.05	0.00
ProFund VP Short Small-Cap	11.99	7.91	0.00
ProFund VP Small-Cap	6.01	7.39	0.00
ProFund VP Small-Cap Growth	6.33	7.79	0.00
ProFund VP Small-Cap Value	6.21	7.28	0.00
ProFund VP Technology	6.23	9.81	0.00
ProFund VP Telecommunications	7.95	8.32	0.00
ProFund VP U.S. Government Plus	17.08	11.22	1,143.85
ProFund VP UltraBull	3.51	4.95	0.00
ProFund VP UltraMid-Cap	3.08	4.98	0.00
ProFund VP UltraNASDAQ-100	3.35	7.16	2,208.10
ProFund VP UltraShort Dow 30	13.57	7.13	0.00
ProFund VP UltraShort NASDAQ-100	17.40	6.09	2,142.46
ProFund VP UltraSmall-Cap	2.77	3.78	0.00
ProFund VP Utilities	8.95	9.66	0.00
Rydex VT Dow 2x Strategy Fund	4.55	30.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.83	6.38	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.36	7.13	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.91	0.00
Rydex VT U.S. Government Money Market Fund	9.53	9.30	0.00
Van Eck Worldwide Hard Assets Fund	7.30	11.16	1,228.73
Van Kampen LIT Growth and Income Portfolio	7.15	8.65	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.18	11.64	915.84
Van Kampen UIF Emerging Markets Equity Portfolio	6.36	10.54	121.12
Van Kampen UIF Mid Cap Growth Portfolio	6.10	9.36	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.49	8.80	0.00
Van Kampen UIF U.S. Real Estate Portfolio	6.00	7.51	0.00

Table 25 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Access VP High Yield	9.58	10.92	0.00
Adaptive Allocation Portfolio	7.62	8.96	0.00
AIM V.I. Basic Value Series II	4.88	7.03	0.00
AIM V.I. Global Real Estate Series II	6.27	8.01	0.00
AIM V.I. International Growth Series II	7.07	9.30	0.00
AIM V.I. Mid Cap Core Equity Series II	7.65	9.67	0.00
Alger Small Cap Growth Portfolio	7.40	10.49	0.00
American Century VP Income & Growth Fund	7.10	8.14	0.00
American Century VP International Fund	8.02	10.44	0.00
American Century VP Large Company Value Fund	6.98	8.15	0.00
American Century VP Mid Cap Value Fund	8.33	10.54	0.00
American Century VP Ultra Fund	6.44	8.44	0.00
Chariot Absolute Return Currency	0.00	9.76	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.78	6.14	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.83	8.66	0.00
DireXion Dynamic HY Bond Fund	8.48	9.08	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.98	9.08	0.00
Dreyfus VIF Appreciation Portfolio	7.91	9.42	0.00
Dreyfus VIF International Value Portfolio	6.49	8.26	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.76	7.16	0.00
PIMCO VIT All Asset Portfolio	9.31	11.01	0.00
PIMCO VIT High Yield Portfolio	7.84	10.70	0.00
PIMCO VIT Low Duration Portfolio	10.30	11.36	2,371.89
PIMCO VIT Real Return Portfolio	9.83	11.32	441.56
PIMCO VIT Total Return Portfolio	11.10	12.32	1,372.85
ProFund VP Asia 30	7.85	11.79	831.01
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.94	9.39	0.00
ProFund VP Bear	12.53	8.80	0.00
ProFund VP Biotechnology	9.70	9.81	655.95
ProFund VP Bull	6.56	7.95	0.00
ProFund VP Consumer Goods	8.16	9.66	0.00
ProFund VP Consumer Services	6.41	8.17	0.00
ProFund VP Dow 30	7.56	8.72	0.00
ProFund VP Emerging Markets	4.90	7.75	0.00
ProFund VP Europe 30	6.30	8.12	0.00
ProFund VP Falling U.S. Dollar	9.17	9.23	0.00
ProFund VP Financials	4.15	4.65	356.87
ProFund VP Health Care	8.15	9.50	0.00
ProFund VP Industrials	6.30	7.61	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.74	9.91	0.00
ProFund VP Japan	5.19	5.58	0.00
ProFund VP Large-Cap Growth	6.92	8.75	0.00
ProFund VP Large-Cap Value	6.13	7.13	0.00
ProFund VP Mid-Cap	5.99	7.76	0.00
ProFund VP Mid-Cap Growth	6.26	8.43	0.00
ProFund VP Mid-Cap Value	6.11	7.78	0.00
ProFund VP Money Market	10.02	9.76	1,273.90
ProFund VP NASDAQ-100	6.53	9.66	89.69
ProFund VP Oil & Gas	8.15	9.17	310.37
ProFund VP Pharmaceuticals	8.49	9.67	0.00
ProFund VP Precious Metals	6.92	9.13	2,231.13
ProFund VP Real Estate	5.33	6.64	0.00
ProFund VP Rising Rates Opportunity	5.14	6.62	0.00
ProFund VP Semiconductor	4.60	7.35	0.00
ProFund VP Short Dow 30	10.71	7.79	0.00
ProFund VP Short Emerging Markets	12.72	6.35	0.00
ProFund VP Short International	13.74	9.34	0.00
ProFund VP Short Mid-Cap	12.34	7.77	0.00
ProFund VP Short NASDAQ-100	12.18	7.04	0.00
ProFund VP Short Small-Cap	11.98	7.89	0.00
ProFund VP Small-Cap	6.00	7.37	0.00
ProFund VP Small-Cap Growth	6.32	7.77	0.00
ProFund VP Small-Cap Value	6.20	7.27	0.00
ProFund VP Technology	6.23	9.79	0.00
ProFund VP Telecommunications	7.94	8.31	104.34
ProFund VP U.S. Government Plus	17.06	11.20	0.00
ProFund VP UltraBull	3.51	4.94	0.00
ProFund VP UltraMid-Cap	3.08	4.97	0.00
ProFund VP UltraNASDAQ-100	3.34	7.15	0.00
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.39	6.08	0.00
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.94	9.65	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.81	6.37	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.11	0.00
Rydex VT S&P 500 2x Strategy Fund	3.44	4.90	0.00
Rydex VT U.S. Government Money Market Fund	10.09	9.84	0.00
Van Eck Worldwide Hard Assets Fund	7.29	11.14	294.11
Van Kampen LIT Growth and Income Portfolio	7.14	8.63	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.17	11.62	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.35	10.53	1,236.57
Van Kampen UIF Mid Cap Growth Portfolio	6.09	9.34	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.48	8.79	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.99	7.50	0.00

Table 26 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.57	10.90	14,351.63
Adaptive Allocation Portfolio	7.61	8.95	0.00
AIM V.I. Basic Value Series II	4.87	7.01	0.00
AIM V.I. Global Real Estate Series II	6.26	7.99	3,567.16
AIM V.I. International Growth Series II	7.06	9.28	0.00
AIM V.I. Mid Cap Core Equity Series II	7.64	9.66	0.00
Alger Small Cap Growth Portfolio	9.22	13.06	0.00
American Century VP Income & Growth Fund	7.80	8.95	0.00
American Century VP International Fund	9.26	12.05	0.00
American Century VP Large Company Value Fund	7.02	8.20	0.00
American Century VP Mid Cap Value Fund	8.70	11.00	0.00
American Century VP Ultra Fund	6.23	8.17	0.00
Chariot Absolute Return Currency	0.00	9.76	2,840.75
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.13	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.82	8.65	0.00
DireXion Dynamic HY Bond Fund	8.47	9.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.97	9.06	0.00
Dreyfus VIF Appreciation Portfolio	7.90	9.40	0.00
Dreyfus VIF International Value Portfolio	6.48	8.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.00	7.46	0.00
PIMCO VIT All Asset Portfolio	9.29	10.99	3,066.00
PIMCO VIT High Yield Portfolio	7.83	10.68	6,778.94
PIMCO VIT Low Duration Portfolio	10.29	11.34	5,051.20
PIMCO VIT Real Return Portfolio	9.81	11.30	0.00
PIMCO VIT Total Return Portfolio	11.08	12.30	13,902.94
ProFund VP Asia 30	7.84	11.77	1,844.75
ProFund VP Banks	3.89	3.63	0.00
ProFund VP Basic Materials	5.93	9.38	3,291.26
ProFund VP Bear	12.51	8.79	5,175.38
ProFund VP Biotechnology	9.69	9.79	0.00
ProFund VP Bull	6.55	7.94	0.00
ProFund VP Consumer Goods	8.14	9.64	0.00
ProFund VP Consumer Services	6.41	8.16	0.00
ProFund VP Dow 30	7.55	8.71	0.00
ProFund VP Emerging Markets	4.90	7.74	0.00
ProFund VP Europe 30	6.29	8.10	0.00
ProFund VP Falling U.S. Dollar	9.17	9.22	0.00
ProFund VP Financials	4.14	4.64	4,264.12
ProFund VP Health Care	8.14	9.48	3,578.09
ProFund VP Industrials	6.29	7.60	0.00
ProFund VP International	5.28	6.41	0.00
ProFund VP Internet	5.73	9.89	0.00
ProFund VP Japan	5.18	5.57	0.00
ProFund VP Large-Cap Growth	6.91	8.73	0.00
ProFund VP Large-Cap Value	6.12	7.12	0.00
ProFund VP Mid-Cap	5.99	7.75	0.00
ProFund VP Mid-Cap Growth	6.25	8.42	0.00
ProFund VP Mid-Cap Value	6.10	7.77	0.00
ProFund VP Money Market	10.00	9.74	70,443.63
ProFund VP NASDAQ-100	6.52	9.65	0.00
ProFund VP Oil & Gas	8.14	9.16	5,818.41
ProFund VP Pharmaceuticals	8.48	9.65	0.00
ProFund VP Precious Metals	6.91	9.11	2,933.44
ProFund VP Real Estate	5.32	6.63	4,530.72
ProFund VP Rising Rates Opportunity	5.13	6.60	5,893.70
ProFund VP Semiconductor	4.60	7.34	11,137.87
ProFund VP Short Dow 30	10.70	7.77	0.00
ProFund VP Short Emerging Markets	12.71	6.35	1,675.28
ProFund VP Short International	13.74	9.33	0.00
ProFund VP Short Mid-Cap	12.32	7.75	3,187.54
ProFund VP Short NASDAQ-100	12.16	7.03	4,316.19
ProFund VP Short Small-Cap	11.96	7.88	5,904.53
ProFund VP Small-Cap	6.00	7.36	0.00
ProFund VP Small-Cap Growth	6.31	7.76	0.00
ProFund VP Small-Cap Value	6.19	7.26	0.00
ProFund VP Technology	6.22	9.77	7,057.64
ProFund VP Telecommunications	7.93	8.29	9,484.80
ProFund VP U.S. Government Plus	17.04	11.18	2,363.71
ProFund VP UltraBull	3.50	4.93	35,594.04
ProFund VP UltraMid-Cap	3.07	4.96	2,260.58
ProFund VP UltraNASDAQ-100	3.34	7.13	14,933.15
ProFund VP UltraShort Dow 30	13.56	7.12	0.00
ProFund VP UltraShort NASDAQ-100	17.38	6.08	1,057.80
ProFund VP UltraSmall-Cap	2.76	3.77	0.00
ProFund VP Utilities	8.93	9.63	0.00
Rydex VT Dow 2x Strategy Fund	4.54	30.25	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.79	6.36	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.35	7.10	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.89	0.00
Rydex VT U.S. Government Money Market Fund	9.38	9.13	0.00
Van Eck Worldwide Hard Assets Fund	7.28	11.12	0.00
Van Kampen LIT Growth and Income Portfolio	7.13	8.62	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.16	11.60	5,864.17
Van Kampen UIF Emerging Markets Equity Portfolio	6.34	10.51	3,715.99
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.32	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.47	8.77	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.98	7.48	0.00

Table 27 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Access VP High Yield	9.56	10.88	0.00
Adaptive Allocation Portfolio	7.61	8.94	0.00
AIM V.I. Basic Value Series II	4.87	7.00	0.00
AIM V.I. Global Real Estate Series II	6.25	7.98	0.00
AIM V.I. International Growth Series II	7.06	9.27	0.00
AIM V.I. Mid Cap Core Equity Series II	7.62	9.64	396.45
Alger Small Cap Growth Portfolio	7.37	10.44	0.00
American Century VP Income & Growth Fund	7.07	8.11	0.00
American Century VP International Fund	7.99	10.40	0.00
American Century VP Large Company Value Fund	6.96	8.12	0.00
American Century VP Mid Cap Value Fund	8.30	10.49	0.00
American Century VP Ultra Fund	6.42	8.41	0.00
Chariot Absolute Return Currency	0.00	9.76	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.77	6.12	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.63	0.00
DireXion Dynamic HY Bond Fund	8.46	9.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.96	9.04	0.00
Dreyfus VIF Appreciation Portfolio	7.88	9.38	0.00
Dreyfus VIF International Value Portfolio	6.47	8.23	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.74	7.13	0.00
PIMCO VIT All Asset Portfolio	9.28	10.97	689.07
PIMCO VIT High Yield Portfolio	7.82	10.66	0.00
PIMCO VIT Low Duration Portfolio	10.27	11.32	798.72
PIMCO VIT Real Return Portfolio	9.80	11.28	840.92
PIMCO VIT Total Return Portfolio	11.07	12.27	740.99
ProFund VP Asia 30	7.83	11.75	0.00
ProFund VP Banks	3.88	3.62	0.00
ProFund VP Basic Materials	5.92	9.36	0.00
ProFund VP Bear	12.50	8.77	1,411.83
ProFund VP Biotechnology	9.68	9.77	0.00
ProFund VP Bull	6.55	7.92	14,072.72
ProFund VP Consumer Goods	8.13	9.62	0.00
ProFund VP Consumer Services	6.40	8.14	0.00
ProFund VP Dow 30	7.54	8.69	0.00
ProFund VP Emerging Markets	4.89	7.73	0.00
ProFund VP Europe 30	6.28	8.09	0.00
ProFund VP Falling U.S. Dollar	9.16	9.21	0.00
ProFund VP Financials	4.14	4.63	0.00
ProFund VP Health Care	8.13	9.46	0.00
ProFund VP Industrials	6.28	7.59	0.00
ProFund VP International	5.28	6.40	0.00
ProFund VP Internet	5.72	9.87	0.00
ProFund VP Japan	5.18	5.56	0.00
ProFund VP Large-Cap Growth	6.90	8.71	0.00
ProFund VP Large-Cap Value	6.11	7.11	0.00
ProFund VP Mid-Cap	5.99	7.74	0.00
ProFund VP Mid-Cap Growth	6.24	8.40	0.00
ProFund VP Mid-Cap Value	6.09	7.76	0.00
ProFund VP Money Market	9.99	9.73	21,428.20
ProFund VP NASDAQ-100	6.51	9.63	0.00
ProFund VP Oil & Gas	8.13	9.14	0.00
ProFund VP Pharmaceuticals	8.46	9.63	0.00
ProFund VP Precious Metals	6.90	9.09	569.28
ProFund VP Real Estate	5.32	6.62	0.00
ProFund VP Rising Rates Opportunity	5.12	6.59	0.00
ProFund VP Semiconductor	4.59	7.33	513.14
ProFund VP Short Dow 30	10.68	7.76	0.00
ProFund VP Short Emerging Markets	12.70	6.34	0.00
ProFund VP Short International	13.73	9.32	1,896.51
ProFund VP Short Mid-Cap	12.30	7.74	0.00
ProFund VP Short NASDAQ-100	12.14	7.01	0.00
ProFund VP Short Small-Cap	11.95	7.86	0.00
ProFund VP Small-Cap	5.99	7.35	0.00
ProFund VP Small-Cap Growth	6.31	7.74	0.00
ProFund VP Small-Cap Value	6.18	7.24	0.00
ProFund VP Technology	6.21	9.76	0.00
ProFund VP Telecommunications	7.92	8.28	0.00
ProFund VP U.S. Government Plus	17.01	11.16	321.09
ProFund VP UltraBull	3.50	4.92	0.00
ProFund VP UltraMid-Cap	3.07	4.95	0.00
ProFund VP UltraNASDAQ-100	3.33	7.12	5,304.02
ProFund VP UltraShort Dow 30	13.55	7.11	0.00
ProFund VP UltraShort NASDAQ-100	17.37	6.07	0.00
ProFund VP UltraSmall-Cap	2.75	3.76	0.00
ProFund VP Utilities	8.92	9.61	0.00
Rydex VT Dow 2x Strategy Fund	4.53	30.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.78	6.35	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.09	0.00
Rydex VT S&P 500 2x Strategy Fund	3.43	4.88	0.00
Rydex VT U.S. Government Money Market Fund	10.06	9.79	0.00
Van Eck Worldwide Hard Assets Fund	7.27	11.10	110.57
Van Kampen LIT Growth and Income Portfolio	7.12	8.60	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.14	11.58	257.09
Van Kampen UIF Emerging Markets Equity Portfolio	6.33	10.49	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.08	9.31	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.76	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.97	7.47	0.00

Table 28 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.54	10.86	28,705.70
Adaptive Allocation Portfolio	7.60	8.93	0.00
AIM V.I. Basic Value Series II	4.86	6.99	0.00
AIM V.I. Global Real Estate Series II	6.24	7.96	1,122.23
AIM V.I. International Growth Series II	7.05	9.25	0.00
AIM V.I. Mid Cap Core Equity Series II	7.61	9.62	812.10
Alger Small Cap Growth Portfolio	9.15	12.96	0.00
American Century VP Income & Growth Fund	7.75	8.88	0.00
American Century VP International Fund	9.19	11.95	136.20
American Century VP Large Company Value Fund	6.99	8.16	462.83
American Century VP Mid Cap Value Fund	8.67	10.95	0.00
American Century VP Ultra Fund	6.21	8.13	0.00
Chariot Absolute Return Currency	0.00	9.75	1,370.94
Credit Suisse Trust – International Equity Flex III Portfolio	4.76	6.11	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.81	8.61	0.00
DireXion Dynamic HY Bond Fund	8.45	9.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.95	9.03	0.00
Dreyfus VIF Appreciation Portfolio	7.87	9.36	441.89
Dreyfus VIF International Value Portfolio	6.47	8.22	191.99
Goldman Sachs VIT Structured Small Cap Equity Fund	5.98	7.43	0.00
PIMCO VIT All Asset Portfolio	9.27	10.95	0.00
PIMCO VIT High Yield Portfolio	7.80	10.64	129.94
PIMCO VIT Low Duration Portfolio	10.26	11.30	39,358.20
PIMCO VIT Real Return Portfolio	9.79	11.26	0.00
PIMCO VIT Total Return Portfolio	11.05	12.25	92.32
ProFund VP Asia 30	7.82	11.73	7,588.19
ProFund VP Banks	3.88	3.61	0.00
ProFund VP Basic Materials	5.91	9.34	11,525.00
ProFund VP Bear	12.48	8.76	190.35
ProFund VP Biotechnology	9.66	9.75	0.00
ProFund VP Bull	6.54	7.91	0.00
ProFund VP Consumer Goods	8.12	9.61	0.00
ProFund VP Consumer Services	6.39	8.13	0.00
ProFund VP Dow 30	7.53	8.67	0.00
ProFund VP Emerging Markets	4.89	7.73	0.00
ProFund VP Europe 30	6.27	8.07	0.00
ProFund VP Falling U.S. Dollar	9.16	9.20	0.00
ProFund VP Financials	4.13	4.62	36,372.38
ProFund VP Health Care	8.12	9.44	10,336.45
ProFund VP Industrials	6.27	7.57	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.85	0.00
ProFund VP Japan	5.17	5.55	0.00
ProFund VP Large-Cap Growth	6.89	8.70	0.00
ProFund VP Large-Cap Value	6.11	7.10	0.00
ProFund VP Mid-Cap	5.98	7.74	0.00
ProFund VP Mid-Cap Growth	6.23	8.39	0.00
ProFund VP Mid-Cap Value	6.08	7.74	0.00
ProFund VP Money Market	9.98	9.71	17,223.33
ProFund VP NASDAQ-100	6.50	9.61	308.58
ProFund VP Oil & Gas	8.12	9.12	19,382.12
ProFund VP Pharmaceuticals	8.45	9.61	0.00
ProFund VP Precious Metals	6.89	9.08	1,853.42
ProFund VP Real Estate	5.31	6.60	1,032.41
ProFund VP Rising Rates Opportunity	5.12	6.58	26,642.65
ProFund VP Semiconductor	4.58	7.31	555.39
ProFund VP Short Dow 30	10.67	7.74	206.47
ProFund VP Short Emerging Markets	12.70	6.33	182.76
ProFund VP Short International	13.72	9.31	173.08
ProFund VP Short Mid-Cap	12.29	7.72	182.80
ProFund VP Short NASDAQ-100	12.13	7.00	192.15
ProFund VP Short Small-Cap	11.93	7.85	171.98
ProFund VP Small-Cap	5.98	7.33	0.00
ProFund VP Small-Cap Growth	6.30	7.73	0.00
ProFund VP Small-Cap Value	6.17	7.23	0.00
ProFund VP Technology	6.20	9.74	15,212.43
ProFund VP Telecommunications	7.91	8.26	359.00
ProFund VP U.S. Government Plus	16.99	11.14	378.52
ProFund VP UltraBull	3.49	4.91	11,567.56
ProFund VP UltraMid-Cap	3.07	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.11	670.89
ProFund VP UltraShort Dow 30	13.54	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.36	6.06	7,083.57
ProFund VP UltraSmall-Cap	2.75	3.75	0.00
ProFund VP Utilities	8.91	9.59	1,672.05
Rydex VT Dow 2x Strategy Fund	4.53	30.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.76	6.33	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.34	7.07	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.87	0.00
Rydex VT U.S. Government Money Market Fund	9.31	9.06	0.00
Van Eck Worldwide Hard Assets Fund	7.26	11.08	337.78
Van Kampen LIT Growth and Income Portfolio	7.11	8.59	530.48
Van Kampen UIF Emerging Markets Debt Portfolio	9.13	11.56	278.26
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.47	745.59
Van Kampen UIF Mid Cap Growth Portfolio	6.07	9.29	282.92
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.46	8.74	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.46	0.00

Table 29 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.53	10.84	0.00
Adaptive Allocation Portfolio	7.60	8.92	0.00
AIM V.I. Basic Value Series II	4.86	6.98	0.00
AIM V.I. Global Real Estate Series II	6.23	7.95	0.00
AIM V.I. International Growth Series II	7.04	9.23	0.00
AIM V.I. Mid Cap Core Equity Series II	7.60	9.60	1,593.85
Alger Small Cap Growth Portfolio	8.16	11.54	0.00
American Century VP Income & Growth Fund	7.30	8.36	0.00
American Century VP International Fund	8.47	11.01	0.00
American Century VP Large Company Value Fund	6.98	8.14	0.00
American Century VP Mid Cap Value Fund	8.65	10.92	0.00
American Century VP Ultra Fund	6.20	8.11	0.00
Chariot Absolute Return Currency	0.00	9.75	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.10	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.80	8.60	0.00
DireXion Dynamic HY Bond Fund	8.44	9.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.94	9.01	0.00
Dreyfus VIF Appreciation Portfolio	7.86	9.35	0.00
Dreyfus VIF International Value Portfolio	6.46	8.20	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.41	0.00
PIMCO VIT All Asset Portfolio	9.26	10.93	0.00
PIMCO VIT High Yield Portfolio	7.79	10.62	9,974.76
PIMCO VIT Low Duration Portfolio	10.25	11.28	187.53
PIMCO VIT Real Return Portfolio	9.77	11.24	194.49
PIMCO VIT Total Return Portfolio	11.04	12.23	173.16
ProFund VP Asia 30	7.81	11.71	0.00
ProFund VP Banks	3.87	3.61	0.00
ProFund VP Basic Materials	5.91	9.32	0.00
ProFund VP Bear	12.46	8.74	0.00
ProFund VP Biotechnology	9.65	9.73	0.00
ProFund VP Bull	6.53	7.89	1,407.00
ProFund VP Consumer Goods	8.11	9.59	0.00
ProFund VP Consumer Services	6.38	8.11	0.00
ProFund VP Dow 30	7.52	8.66	0.00
ProFund VP Emerging Markets	4.89	7.72	0.00
ProFund VP Europe 30	6.26	8.06	0.00
ProFund VP Falling U.S. Dollar	9.15	9.19	0.00
ProFund VP Financials	4.12	4.61	0.00
ProFund VP Health Care	8.11	9.43	0.00
ProFund VP Industrials	6.26	7.56	0.00
ProFund VP International	5.27	6.39	0.00
ProFund VP Internet	5.71	9.84	0.00
ProFund VP Japan	5.16	5.54	0.00
ProFund VP Large-Cap Growth	6.88	8.68	0.00
ProFund VP Large-Cap Value	6.10	7.08	0.00
ProFund VP Mid-Cap	5.98	7.73	0.00
ProFund VP Mid-Cap Growth	6.23	8.37	0.00
ProFund VP Mid-Cap Value	6.07	7.73	0.00
ProFund VP Money Market	9.96	9.69	2,020.24
ProFund VP NASDAQ-100	6.49	9.59	0.00
ProFund VP Oil & Gas	8.11	9.11	0.00
ProFund VP Pharmaceuticals	8.44	9.60	0.00
ProFund VP Precious Metals	6.89	9.06	0.00
ProFund VP Real Estate	5.30	6.59	0.00
ProFund VP Rising Rates Opportunity	5.11	6.57	0.00
ProFund VP Semiconductor	4.58	7.30	2,062.95
ProFund VP Short Dow 30	10.66	7.73	0.00
ProFund VP Short Emerging Markets	12.69	6.33	0.00
ProFund VP Short International	13.71	9.30	0.00
ProFund VP Short Mid-Cap	12.27	7.71	0.00
ProFund VP Short NASDAQ-100	12.11	6.99	0.00
ProFund VP Short Small-Cap	11.92	7.84	764.43
ProFund VP Small-Cap	5.97	7.32	754.50
ProFund VP Small-Cap Growth	6.29	7.72	0.00
ProFund VP Small-Cap Value	6.17	7.22	0.00
ProFund VP Technology	6.19	9.72	0.00
ProFund VP Telecommunications	7.90	8.25	0.00
ProFund VP U.S. Government Plus	16.97	11.12	1,290.87
ProFund VP UltraBull	3.49	4.90	0.00
ProFund VP UltraMid-Cap	3.06	4.94	0.00
ProFund VP UltraNASDAQ-100	3.33	7.09	2,491.98
ProFund VP UltraShort Dow 30	13.53	7.10	0.00
ProFund VP UltraShort NASDAQ-100	17.35	6.06	0.00
ProFund VP UltraSmall-Cap	2.75	3.74	0.00
ProFund VP Utilities	8.89	9.58	0.00
Rydex VT Dow 2x Strategy Fund	4.52	30.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.75	6.32	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.06	0.00
Rydex VT S&P 500 2x Strategy Fund	3.42	4.86	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.66	0.00
Van Eck Worldwide Hard Assets Fund	7.25	11.06	444.52
Van Kampen LIT Growth and Income Portfolio	7.10	8.57	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.12	11.54	1,033.55
Van Kampen UIF Emerging Markets Equity Portfolio	6.32	10.45	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.06	9.27	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.45	8.72	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.96	7.44	0.00

Table 30 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.52	10.82	46,698.53
Adaptive Allocation Portfolio	7.59	8.91	0.00
AIM V.I. Basic Value Series II	4.85	6.96	705.49
AIM V.I. Global Real Estate Series II	6.23	7.93	0.00
AIM V.I. International Growth Series II	7.03	9.21	486.46
AIM V.I. Mid Cap Core Equity Series II	7.59	9.58	473.43
Alger Small Cap Growth Portfolio	9.09	12.86	0.00
American Century VP Income & Growth Fund	7.70	8.81	0.00
American Century VP International Fund	9.13	11.86	0.00
American Century VP Large Company Value Fund	6.97	8.12	0.00
American Century VP Mid Cap Value Fund	8.64	10.89	420.70
American Century VP Ultra Fund	6.18	8.09	0.00
Chariot Absolute Return Currency	0.00	9.75	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.75	6.08	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.79	8.58	0.00
DireXion Dynamic HY Bond Fund	8.43	9.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.93	8.99	0.00
Dreyfus VIF Appreciation Portfolio	7.85	9.33	0.00
Dreyfus VIF International Value Portfolio	6.45	8.19	536.96
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.39	0.00
PIMCO VIT All Asset Portfolio	9.24	10.91	0.00
PIMCO VIT High Yield Portfolio	7.78	10.60	0.00
PIMCO VIT Low Duration Portfolio	10.23	11.26	123,202.29
PIMCO VIT Real Return Portfolio	9.76	11.22	0.00
PIMCO VIT Total Return Portfolio	11.02	12.21	23,401.10
ProFund VP Asia 30	7.80	11.69	9,093.45
ProFund VP Banks	3.87	3.60	0.00
ProFund VP Basic Materials	5.90	9.31	35,327.10
ProFund VP Bear	12.45	8.72	9,392.33
ProFund VP Biotechnology	9.64	9.72	0.00
ProFund VP Bull	6.52	7.88	0.00
ProFund VP Consumer Goods	8.10	9.57	5,102.81
ProFund VP Consumer Services	6.37	8.10	0.00
ProFund VP Dow 30	7.51	8.64	0.00
ProFund VP Emerging Markets	4.89	7.71	0.00
ProFund VP Europe 30	6.25	8.04	0.00
ProFund VP Falling U.S. Dollar	9.15	9.18	0.00
ProFund VP Financials	4.12	4.60	10,531.55
ProFund VP Health Care	8.10	9.41	87,162.97
ProFund VP Industrials	6.25	7.54	0.00
ProFund VP International	5.27	6.38	0.00
ProFund VP Internet	5.70	9.82	0.00
ProFund VP Japan	5.16	5.53	0.00
ProFund VP Large-Cap Growth	6.87	8.67	517.91
ProFund VP Large-Cap Value	6.09	7.07	633.28
ProFund VP Mid-Cap	5.98	7.72	0.00
ProFund VP Mid-Cap Growth	6.22	8.36	541.57
ProFund VP Mid-Cap Value	6.06	7.71	599.36
ProFund VP Money Market	9.95	9.67	46,016.39
ProFund VP NASDAQ-100	6.48	9.58	0.00
ProFund VP Oil & Gas	8.10	9.09	50,780.57
ProFund VP Pharmaceuticals	8.43	9.58	0.00
ProFund VP Precious Metals	6.88	9.04	2,405.36
ProFund VP Real Estate	5.29	6.58	0.00
ProFund VP Rising Rates Opportunity	5.10	6.56	66,939.10
ProFund VP Semiconductor	4.57	7.29	0.00
ProFund VP Short Dow 30	10.64	7.72	0.00
ProFund VP Short Emerging Markets	12.68	6.32	0.00
ProFund VP Short International	13.71	9.29	0.00
ProFund VP Short Mid-Cap	12.25	7.69	8,367.11
ProFund VP Short NASDAQ-100	12.10	6.98	11,329.77
ProFund VP Short Small-Cap	11.90	7.82	12,192.07
ProFund VP Small-Cap	5.96	7.31	0.00
ProFund VP Small-Cap Growth	6.28	7.70	1,213.09
ProFund VP Small-Cap Value	6.16	7.20	1,303.21
ProFund VP Technology	6.18	9.70	54,498.87
ProFund VP Telecommunications	7.89	8.23	0.00
ProFund VP U.S. Government Plus	16.94	11.10	0.00
ProFund VP UltraBull	3.48	4.90	25,850.37
ProFund VP UltraMid-Cap	3.06	4.93	2,754.89
ProFund VP UltraNASDAQ-100	3.32	7.08	7,869.44
ProFund VP UltraShort Dow 30	13.53	7.09	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.05	1,990.02
ProFund VP UltraSmall-Cap	2.74	3.74	0.00
ProFund VP Utilities	8.88	9.56	0.00
Rydex VT Dow 2x Strategy Fund	4.51	30.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.73	6.31	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.05	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.25	9.00	0.00
Van Eck Worldwide Hard Assets Fund	7.24	11.04	440.41
Van Kampen LIT Growth and Income Portfolio	7.09	8.56	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.11	11.52	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.31	10.43	495.74
Van Kampen UIF Mid Cap Growth Portfolio	6.05	9.26	968.60
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.44	8.71	1,034.54
Van Kampen UIF U.S. Real Estate Portfolio	5.95	7.43	0.00

Table 31 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Access VP High Yield	9.51	10.80	0.00
Adaptive Allocation Portfolio	7.58	8.89	0.00
AIM V.I. Basic Value Series II	4.84	6.95	0.00
AIM V.I. Global Real Estate Series II	6.22	7.92	1,571.51
AIM V.I. International Growth Series II	7.02	9.20	0.00
AIM V.I. Mid Cap Core Equity Series II	7.58	9.57	0.00
Alger Small Cap Growth Portfolio	7.32	10.35	0.00
American Century VP Income & Growth Fund	7.03	8.04	0.00
American Century VP International Fund	7.94	10.31	0.00
American Century VP Large Company Value Fund	6.91	8.05	0.00
American Century VP Mid Cap Value Fund	8.25	10.40	0.00
American Century VP Ultra Fund	6.38	8.33	0.00
Chariot Absolute Return Currency	0.00	9.75	1,216.33
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.07	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.78	8.57	0.00
DireXion Dynamic HY Bond Fund	8.42	8.98	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.98	0.00
Dreyfus VIF Appreciation Portfolio	7.84	9.31	0.00
Dreyfus VIF International Value Portfolio	6.44	8.17	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.70	7.07	0.00
PIMCO VIT All Asset Portfolio	9.23	10.89	0.00
PIMCO VIT High Yield Portfolio	7.77	10.58	0.00
PIMCO VIT Low Duration Portfolio	10.22	11.24	0.00
PIMCO VIT Real Return Portfolio	9.75	11.20	0.00
PIMCO VIT Total Return Portfolio	11.01	12.18	0.00
ProFund VP Asia 30	7.79	11.66	0.00
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.89	9.29	0.00
ProFund VP Bear	12.43	8.71	89.90
ProFund VP Biotechnology	9.63	9.70	0.00
ProFund VP Bull	6.51	7.86	1,916.77
ProFund VP Consumer Goods	8.09	9.55	0.00
ProFund VP Consumer Services	6.36	8.09	0.00
ProFund VP Dow 30	7.50	8.63	0.00
ProFund VP Emerging Markets	4.88	7.70	0.00
ProFund VP Europe 30	6.25	8.03	0.00
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.60	0.00
ProFund VP Health Care	8.09	9.39	0.00
ProFund VP Industrials	6.25	7.53	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.69	9.80	365.45
ProFund VP Japan	5.15	5.52	0.00
ProFund VP Large-Cap Growth	6.86	8.65	0.00
ProFund VP Large-Cap Value	6.08	7.06	0.00
ProFund VP Mid-Cap	5.97	7.71	0.00
ProFund VP Mid-Cap Growth	6.21	8.34	0.00
ProFund VP Mid-Cap Value	6.06	7.70	0.00
ProFund VP Money Market	9.94	9.65	6,085.76
ProFund VP NASDAQ-100	6.47	9.56	0.00
ProFund VP Oil & Gas	8.09	9.07	877.22
ProFund VP Pharmaceuticals	8.42	9.56	455.71
ProFund VP Precious Metals	6.87	9.03	1,354.93
ProFund VP Real Estate	5.29	6.57	2,033.74
ProFund VP Rising Rates Opportunity	5.10	6.54	636.94
ProFund VP Semiconductor	4.57	7.27	476.15
ProFund VP Short Dow 30	10.63	7.70	0.00
ProFund VP Short Emerging Markets	12.68	6.31	0.00
ProFund VP Short International	13.70	9.28	0.00
ProFund VP Short Mid-Cap	12.24	7.68	0.00
ProFund VP Short NASDAQ-100	12.08	6.96	0.00
ProFund VP Short Small-Cap	11.88	7.81	0.00
ProFund VP Small-Cap	5.96	7.29	0.00
ProFund VP Small-Cap Growth	6.27	7.69	0.00
ProFund VP Small-Cap Value	6.15	7.19	0.00
ProFund VP Technology	6.18	9.69	357.16
ProFund VP Telecommunications	7.88	8.22	0.00
ProFund VP U.S. Government Plus	16.92	11.08	0.00
ProFund VP UltraBull	3.48	4.89	77,343.83
ProFund VP UltraMid-Cap	3.05	4.92	0.00
ProFund VP UltraNASDAQ-100	3.32	7.07	0.00
ProFund VP UltraShort Dow 30	13.52	7.08	0.00
ProFund VP UltraShort NASDAQ-100	17.34	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.73	0.00
ProFund VP Utilities	8.87	9.54	0.00
Rydex VT Dow 2x Strategy Fund	4.51	29.97	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.72	6.30	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.33	7.04	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.85	0.00
Rydex VT U.S. Government Money Market Fund	9.99	9.71	0.00
Van Eck Worldwide Hard Assets Fund	7.23	11.02	0.00
Van Kampen LIT Growth and Income Portfolio	7.08	8.54	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.09	11.49	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.30	10.41	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.24	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.43	8.69	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.94	7.41	0.00

Table 32 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Access VP High Yield	9.49	10.78	2,947.10
Adaptive Allocation Portfolio	7.58	8.88	0.00
AIM V.I. Basic Value Series II	4.84	6.94	0.00
AIM V.I. Global Real Estate Series II	6.21	7.90	260.80
AIM V.I. International Growth Series II	7.01	9.18	1,970.21
AIM V.I. Mid Cap Core Equity Series II	7.57	9.55	0.00
Alger Small Cap Growth Portfolio	7.31	10.33	0.00
American Century VP Income & Growth Fund	7.01	8.02	0.00
American Century VP International Fund	7.93	10.29	0.00
American Century VP Large Company Value Fund	6.90	8.03	0.00
American Century VP Mid Cap Value Fund	8.23	10.38	0.00
American Century VP Ultra Fund	6.37	8.31	0.00
Chariot Absolute Return Currency	0.00	9.75	202.06
Credit Suisse Trust – International Equity Flex III Portfolio	4.74	6.06	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.77	8.55	0.00
DireXion Dynamic HY Bond Fund	8.41	8.96	144.30
Dreyfus Socially Responsible Growth Fund, Inc.	6.92	8.96	0.00
Dreyfus VIF Appreciation Portfolio	7.83	9.29	0.00
Dreyfus VIF International Value Portfolio	6.43	8.16	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.69	7.05	0.00
PIMCO VIT All Asset Portfolio	9.22	10.87	0.00
PIMCO VIT High Yield Portfolio	7.76	10.56	1,858.54
PIMCO VIT Low Duration Portfolio	10.20	11.22	23,097.68
PIMCO VIT Real Return Portfolio	9.73	11.18	880.55
PIMCO VIT Total Return Portfolio	11.00	12.16	966.15
ProFund VP Asia 30	7.78	11.64	0.00
ProFund VP Banks	3.86	3.59	0.00
ProFund VP Basic Materials	5.88	9.27	9,744.23
ProFund VP Bear	12.41	8.69	1,170.48
ProFund VP Biotechnology	9.61	9.68	0.00
ProFund VP Bull	6.50	7.85	0.00
ProFund VP Consumer Goods	8.08	9.54	0.00
ProFund VP Consumer Services	6.35	8.07	0.00
ProFund VP Dow 30	7.49	8.61	0.00
ProFund VP Emerging Markets	4.88	7.69	0.00
ProFund VP Europe 30	6.24	8.01	0.00
ProFund VP Falling U.S. Dollar	9.14	9.17	0.00
ProFund VP Financials	4.11	4.59	5,880.85
ProFund VP Health Care	8.08	9.38	16,525.67
ProFund VP Industrials	6.24	7.52	0.00
ProFund VP International	5.26	6.37	0.00
ProFund VP Internet	5.68	9.78	0.00
ProFund VP Japan	5.14	5.51	0.00
ProFund VP Large-Cap Growth	6.85	8.63	0.00
ProFund VP Large-Cap Value	6.07	7.04	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.20	8.33	663.14
ProFund VP Mid-Cap Value	6.05	7.69	0.00
ProFund VP Money Market	9.92	9.64	18,979.16
ProFund VP NASDAQ-100	6.46	9.54	1,492.39
ProFund VP Oil & Gas	8.08	9.06	11,726.33
ProFund VP Pharmaceuticals	8.41	9.54	0.00
ProFund VP Precious Metals	6.86	9.01	229.77
ProFund VP Real Estate	5.28	6.56	326.67
ProFund VP Rising Rates Opportunity	5.09	6.53	13,466.83
ProFund VP Semiconductor	4.56	7.26	0.00
ProFund VP Short Dow 30	10.61	7.69	0.00
ProFund VP Short Emerging Markets	12.67	6.31	0.00
ProFund VP Short International	13.69	9.27	0.00
ProFund VP Short Mid-Cap	12.22	7.67	1,042.71
ProFund VP Short NASDAQ-100	12.06	6.95	1,411.92
ProFund VP Short Small-Cap	11.87	7.79	1,519.36
ProFund VP Small-Cap	5.95	7.28	0.00
ProFund VP Small-Cap Growth	6.26	7.67	0.00
ProFund VP Small-Cap Value	6.14	7.18	0.00
ProFund VP Technology	6.17	9.67	12,329.08
ProFund VP Telecommunications	7.87	8.20	1,195.27
ProFund VP U.S. Government Plus	16.90	11.06	0.00
ProFund VP UltraBull	3.47	4.88	0.00
ProFund VP UltraMid-Cap	3.05	4.91	0.00
ProFund VP UltraNASDAQ-100	3.31	7.06	0.00
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.33	6.04	0.00
ProFund VP UltraSmall-Cap	2.74	3.72	0.00
ProFund VP Utilities	8.86	9.52	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.92	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.70	6.29	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.02	0.00
Rydex VT S&P 500 2x Strategy Fund	3.41	4.84	0.00
Rydex VT U.S. Government Money Market Fund	9.97	9.69	0.00
Van Eck Worldwide Hard Assets Fund	7.22	11.00	0.00
Van Kampen LIT Growth and Income Portfolio	7.07	8.52	1,718.82
Van Kampen UIF Emerging Markets Debt Portfolio	9.08	11.47	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.29	10.39	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.04	9.22	3,722.33
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.42	8.68	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.93	7.40	0.00

Table 33 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.48	10.76	0.00
Adaptive Allocation Portfolio	7.57	8.87	0.00
AIM V.I. Basic Value Series II	4.83	6.92	0.00
AIM V.I. Global Real Estate Series II	6.20	7.89	663.30
AIM V.I. International Growth Series II	7.00	9.16	0.00
AIM V.I. Mid Cap Core Equity Series II	7.56	9.53	0.00
Alger Small Cap Growth Portfolio	9.00	12.70	0.00
American Century VP Income & Growth Fund	7.62	8.70	0.00
American Century VP International Fund	9.03	11.72	0.00
American Century VP Large Company Value Fund	6.92	8.06	0.00
American Century VP Mid Cap Value Fund	8.58	10.81	0.00
American Century VP Ultra Fund	6.15	8.03	0.00
Chariot Absolute Return Currency	0.00	9.74	505.03
Credit Suisse Trust – International Equity Flex III Portfolio	4.73	6.05	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.76	8.54	0.00
DireXion Dynamic HY Bond Fund	8.39	8.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.91	8.94	0.00
Dreyfus VIF Appreciation Portfolio	7.82	9.28	0.00
Dreyfus VIF International Value Portfolio	6.42	8.14	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.92	7.33	0.00
PIMCO VIT All Asset Portfolio	9.21	10.85	0.00
PIMCO VIT High Yield Portfolio	7.75	10.54	1,640.33
PIMCO VIT Low Duration Portfolio	10.19	11.20	1,001.49
PIMCO VIT Real Return Portfolio	9.72	11.16	0.00
PIMCO VIT Total Return Portfolio	10.98	12.14	0.00
ProFund VP Asia 30	7.77	11.62	0.00
ProFund VP Banks	3.85	3.58	0.00
ProFund VP Basic Materials	5.87	9.26	0.00
ProFund VP Bear	12.40	8.68	0.00
ProFund VP Biotechnology	9.60	9.66	290.27
ProFund VP Bull	6.49	7.83	0.00
ProFund VP Consumer Goods	8.07	9.52	0.00
ProFund VP Consumer Services	6.35	8.06	0.00
ProFund VP Dow 30	7.48	8.59	0.00
ProFund VP Emerging Markets	4.88	7.69	0.00
ProFund VP Europe 30	6.23	8.00	0.00
ProFund VP Falling U.S. Dollar	9.13	9.16	0.00
ProFund VP Financials	4.10	4.58	0.00
ProFund VP Health Care	8.07	9.36	0.00
ProFund VP Industrials	6.23	7.50	0.00
ProFund VP International	5.26	6.36	0.00
ProFund VP Internet	5.67	9.76	0.00
ProFund VP Japan	5.14	5.50	0.00
ProFund VP Large-Cap Growth	6.85	8.62	0.00
ProFund VP Large-Cap Value	6.06	7.03	0.00
ProFund VP Mid-Cap	5.97	7.70	0.00
ProFund VP Mid-Cap Growth	6.19	8.31	0.00
ProFund VP Mid-Cap Value	6.04	7.67	0.00
ProFund VP Money Market	9.91	9.62	0.00
ProFund VP NASDAQ-100	6.46	9.52	0.00
ProFund VP Oil & Gas	8.06	9.04	881.21
ProFund VP Pharmaceuticals	8.40	9.53	0.00
ProFund VP Precious Metals	6.85	8.99	1,683.57
ProFund VP Real Estate	5.27	6.54	836.87
ProFund VP Rising Rates Opportunity	5.08	6.52	0.00
ProFund VP Semiconductor	4.55	7.25	0.00
ProFund VP Short Dow 30	10.60	7.67	0.00
ProFund VP Short Emerging Markets	12.66	6.30	0.00
ProFund VP Short International	13.69	9.26	0.00
ProFund VP Short Mid-Cap	12.21	7.65	0.00
ProFund VP Short NASDAQ-100	12.05	6.94	0.00
ProFund VP Short Small-Cap	11.85	7.78	0.00
ProFund VP Small-Cap	5.94	7.27	0.00
ProFund VP Small-Cap Growth	6.25	7.66	0.00
ProFund VP Small-Cap Value	6.13	7.17	0.00
ProFund VP Technology	6.16	9.65	0.00
ProFund VP Telecommunications	7.86	8.19	0.00
ProFund VP U.S. Government Plus	16.88	11.04	0.00
ProFund VP UltraBull	3.47	4.87	95,677.15
ProFund VP UltraMid-Cap	3.05	4.90	0.00
ProFund VP UltraNASDAQ-100	3.31	7.04	0.00
ProFund VP UltraShort Dow 30	13.51	7.07	0.00
ProFund VP UltraShort NASDAQ-100	17.32	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.72	0.00
ProFund VP Utilities	8.85	9.51	0.00
Rydex VT Dow 2x Strategy Fund	4.50	29.86	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.68	6.28	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.32	7.01	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.83	0.00
Rydex VT U.S. Government Money Market Fund	9.16	8.89	0.00
Van Eck Worldwide Hard Assets Fund	7.21	10.98	0.00
Van Kampen LIT Growth and Income Portfolio	7.06	8.51	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.07	11.45	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.28	10.37	1,085.39
Van Kampen UIF Mid Cap Growth Portfolio	6.03	9.20	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.41	8.66	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.39	0.00

Table 34 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.47	10.74	0.00
Adaptive Allocation Portfolio	7.56	8.86	0.00
AIM V.I. Basic Value Series II	4.82	6.91	0.00
AIM V.I. Global Real Estate Series II	6.19	7.87	0.00
AIM V.I. International Growth Series II	6.99	9.15	0.00
AIM V.I. Mid Cap Core Equity Series II	7.55	9.51	0.00
Alger Small Cap Growth Portfolio	7.29	10.28	0.00
American Century VP Income & Growth Fund	6.99	7.99	0.00
American Century VP International Fund	7.90	10.24	0.00
American Century VP Large Company Value Fund	6.87	8.00	0.00
American Century VP Mid Cap Value Fund	8.21	10.33	0.00
American Century VP Ultra Fund	6.34	8.28	0.00
Chariot Absolute Return Currency	0.00	9.74	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.04	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.75	8.52	0.00
DireXion Dynamic HY Bond Fund	8.38	8.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.90	8.93	0.00
Dreyfus VIF Appreciation Portfolio	7.81	9.26	0.00
Dreyfus VIF International Value Portfolio	6.41	8.13	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.67	7.02	0.00
PIMCO VIT All Asset Portfolio	9.19	10.83	0.00
PIMCO VIT High Yield Portfolio	7.74	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.18	11.18	0.00
PIMCO VIT Real Return Portfolio	9.71	11.13	0.00
PIMCO VIT Total Return Portfolio	10.97	12.12	0.00
ProFund VP Asia 30	7.76	11.60	0.00
ProFund VP Banks	3.85	3.57	0.00
ProFund VP Basic Materials	5.87	9.24	0.00
ProFund VP Bear	12.38	8.66	0.00
ProFund VP Biotechnology	9.59	9.64	0.00
ProFund VP Bull	6.48	7.82	0.00
ProFund VP Consumer Goods	8.06	9.50	0.00
ProFund VP Consumer Services	6.34	8.04	0.00
ProFund VP Dow 30	7.47	8.58	0.00
ProFund VP Emerging Markets	4.88	7.68	0.00
ProFund VP Europe 30	6.22	7.98	0.00
ProFund VP Falling U.S. Dollar	9.13	9.15	0.00
ProFund VP Financials	4.10	4.57	0.00
ProFund VP Health Care	8.05	9.34	0.00
ProFund VP Industrials	6.22	7.49	0.00
ProFund VP International	5.26	6.35	0.00
ProFund VP Internet	5.67	9.75	0.00
ProFund VP Japan	5.13	5.49	0.00
ProFund VP Large-Cap Growth	6.84	8.60	0.00
ProFund VP Large-Cap Value	6.06	7.02	0.00
ProFund VP Mid-Cap	5.97	7.69	0.00
ProFund VP Mid-Cap Growth	6.18	8.30	0.00
ProFund VP Mid-Cap Value	6.03	7.66	0.00
ProFund VP Money Market	9.90	9.60	3,861.77
ProFund VP NASDAQ-100	6.45	9.51	0.00
ProFund VP Oil & Gas	8.05	9.02	0.00
ProFund VP Pharmaceuticals	8.39	9.51	0.00
ProFund VP Precious Metals	6.84	8.98	0.00
ProFund VP Real Estate	5.27	6.53	0.00
ProFund VP Rising Rates Opportunity	5.08	6.51	0.00
ProFund VP Semiconductor	4.55	7.23	0.00
ProFund VP Short Dow 30	10.58	7.66	0.00
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.68	9.25	0.00
ProFund VP Short Mid-Cap	12.19	7.64	0.00
ProFund VP Short NASDAQ-100	12.03	6.92	0.00
ProFund VP Short Small-Cap	11.84	7.76	0.00
ProFund VP Small-Cap	5.93	7.25	0.00
ProFund VP Small-Cap Growth	6.25	7.64	0.00
ProFund VP Small-Cap Value	6.12	7.15	0.00
ProFund VP Technology	6.15	9.63	0.00
ProFund VP Telecommunications	7.85	8.17	0.00
ProFund VP U.S. Government Plus	16.85	11.02	0.00
ProFund VP UltraBull	3.46	4.86	0.00
ProFund VP UltraMid-Cap	3.04	4.89	0.00
ProFund VP UltraNASDAQ-100	3.30	7.03	0.00
ProFund VP UltraShort Dow 30	13.50	7.06	0.00
ProFund VP UltraShort NASDAQ-100	17.31	6.03	0.00
ProFund VP UltraSmall-Cap	2.73	3.71	0.00
ProFund VP Utilities	8.83	9.49	0.00
Rydex VT Dow 2x Strategy Fund	4.49	29.81	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.67	6.26	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	7.00	0.00
Rydex VT S&P 500 2x Strategy Fund	3.40	4.82	0.00
Rydex VT U.S. Government Money Market Fund	9.94	9.65	0.00
Van Eck Worldwide Hard Assets Fund	7.20	10.96	0.00
Van Kampen LIT Growth and Income Portfolio	7.05	8.49	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.06	11.43	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.35	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.02	9.19	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.64	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.92	7.37	0.00

Table 35 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.46	10.72	0.00
Adaptive Allocation Portfolio	7.56	8.85	0.00
AIM V.I. Basic Value Series II	4.82	6.90	0.00
AIM V.I. Global Real Estate Series II	6.18	7.86	14,116.34
AIM V.I. International Growth Series II	6.98	9.13	136.47
AIM V.I. Mid Cap Core Equity Series II	7.54	9.50	0.00
Alger Small Cap Growth Portfolio	8.93	12.60	0.00
American Century VP Income & Growth Fund	7.56	8.64	0.00
American Century VP International Fund	8.97	11.62	0.00
American Century VP Large Company Value Fund	6.90	8.02	0.00
American Century VP Mid Cap Value Fund	8.55	10.76	0.00
American Century VP Ultra Fund	6.12	7.99	0.00
Chariot Absolute Return Currency	0.00	9.74	12,212.30
Credit Suisse Trust – International Equity Flex III Portfolio	4.72	6.03	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.74	8.50	0.00
DireXion Dynamic HY Bond Fund	8.37	8.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.89	8.91	0.00
Dreyfus VIF Appreciation Portfolio	7.80	9.24	0.00
Dreyfus VIF International Value Portfolio	6.41	8.11	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.30	0.00
PIMCO VIT All Asset Portfolio	9.18	10.81	0.00
PIMCO VIT High Yield Portfolio	7.73	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.16	11.16	0.00
PIMCO VIT Real Return Portfolio	9.70	11.11	261.02
PIMCO VIT Total Return Portfolio	10.95	12.10	234.06
ProFund VP Asia 30	7.75	11.58	0.00
ProFund VP Banks	3.84	3.57	0.00
ProFund VP Basic Materials	5.86	9.22	181.79
ProFund VP Bear	12.36	8.64	1,054.18
ProFund VP Biotechnology	9.57	9.63	0.00
ProFund VP Bull	6.48	7.81	108.73
ProFund VP Consumer Goods	8.05	9.48	0.00
ProFund VP Consumer Services	6.33	8.03	0.00
ProFund VP Dow 30	7.46	8.56	0.00
ProFund VP Emerging Markets	4.87	7.67	0.00
ProFund VP Europe 30	6.21	7.97	0.00
ProFund VP Falling U.S. Dollar	9.12	9.14	0.00
ProFund VP Financials	4.09	4.56	0.00
ProFund VP Health Care	8.04	9.32	0.00
ProFund VP Industrials	6.21	7.47	0.00
ProFund VP International	5.25	6.35	0.00
ProFund VP Internet	5.66	9.73	22.54
ProFund VP Japan	5.12	5.48	0.00
ProFund VP Large-Cap Growth	6.83	8.59	0.00
ProFund VP Large-Cap Value	6.05	7.00	0.00
ProFund VP Mid-Cap	5.96	7.68	0.00
ProFund VP Mid-Cap Growth	6.18	8.28	0.00
ProFund VP Mid-Cap Value	6.02	7.64	0.00
ProFund VP Money Market	9.88	9.58	79,630.24
ProFund VP NASDAQ-100	6.44	9.49	0.00
ProFund VP Oil & Gas	8.04	9.01	17,014.42
ProFund VP Pharmaceuticals	8.37	9.49	0.00
ProFund VP Precious Metals	6.83	8.96	18,982.57
ProFund VP Real Estate	5.26	6.52	18,170.90
ProFund VP Rising Rates Opportunity	5.07	6.50	50.48
ProFund VP Semiconductor	4.54	7.22	30.70
ProFund VP Short Dow 30	10.57	7.65	0.00
ProFund VP Short Emerging Markets	12.65	6.29	0.00
ProFund VP Short International	13.67	9.24	0.00
ProFund VP Short Mid-Cap	12.17	7.62	939.11
ProFund VP Short NASDAQ-100	12.02	6.91	1,271.63
ProFund VP Short Small-Cap	11.82	7.75	1,368.41
ProFund VP Small-Cap	5.92	7.24	0.00
ProFund VP Small-Cap Growth	6.24	7.63	0.00
ProFund VP Small-Cap Value	6.12	7.14	0.00
ProFund VP Technology	6.14	9.61	200.90
ProFund VP Telecommunications	7.84	8.16	0.00
ProFund VP U.S. Government Plus	16.83	11.00	0.00
ProFund VP UltraBull	3.46	4.85	66.34
ProFund VP UltraMid-Cap	3.04	4.88	0.00
ProFund VP UltraNASDAQ-100	3.30	7.02	0.00
ProFund VP UltraShort Dow 30	13.49	7.05	0.00
ProFund VP UltraShort NASDAQ-100	17.30	6.02	0.00
ProFund VP UltraSmall-Cap	2.73	3.70	0.00
ProFund VP Utilities	8.82	9.47	0.00
Rydex VT Dow 2x Strategy Fund	4.48	29.75	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.65	6.25	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.31	6.98	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.81	0.00
Rydex VT U.S. Government Money Market Fund	9.10	8.82	0.00
Van Eck Worldwide Hard Assets Fund	7.19	10.94	0.00
Van Kampen LIT Growth and Income Portfolio	7.05	8.48	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.05	11.41	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.27	10.33	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.01	9.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.40	8.63	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.91	7.36	0.00

Table 36 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Access VP High Yield	9.44	10.70	0.00
Adaptive Allocation Portfolio	7.55	8.84	0.00
AIM V.I. Basic Value Series II	4.81	6.89	0.00
AIM V.I. Global Real Estate Series II	6.18	7.84	263.07
AIM V.I. International Growth Series II	6.97	9.11	0.00
AIM V.I. Mid Cap Core Equity Series II	7.53	9.48	0.00
Alger Small Cap Growth Portfolio	7.26	10.24	0.00
American Century VP Income & Growth Fund	6.97	7.95	0.00
American Century VP International Fund	7.87	10.20	0.00
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.18	10.29	0.00
American Century VP Ultra Fund	6.32	8.24	0.00
Chariot Absolute Return Currency	0.00	9.74	202.36
Credit Suisse Trust – International Equity Flex III Portfolio	4.71	6.02	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.73	8.49	0.00
DireXion Dynamic HY Bond Fund	8.36	8.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.88	8.89	0.00
Dreyfus VIF Appreciation Portfolio	7.79	9.23	0.00
Dreyfus VIF International Value Portfolio	6.40	8.10	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.65	6.99	0.00
PIMCO VIT All Asset Portfolio	9.17	10.79	0.00
PIMCO VIT High Yield Portfolio	7.72	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.15	11.14	0.00
PIMCO VIT Real Return Portfolio	9.68	11.09	0.00
PIMCO VIT Total Return Portfolio	10.94	12.07	0.00
ProFund VP Asia 30	7.74	11.56	0.00
ProFund VP Banks	3.84	3.56	0.00
ProFund VP Basic Materials	5.85	9.21	0.00
ProFund VP Bear	12.35	8.63	0.00
ProFund VP Biotechnology	9.56	9.61	0.00
ProFund VP Bull	6.47	7.79	0.00
ProFund VP Consumer Goods	8.04	9.47	0.00
ProFund VP Consumer Services	6.32	8.01	0.00
ProFund VP Dow 30	7.45	8.55	0.00
ProFund VP Emerging Markets	4.87	7.66	0.00
ProFund VP Europe 30	6.20	7.95	0.00
ProFund VP Falling U.S. Dollar	9.12	9.13	0.00
ProFund VP Financials	4.09	4.55	0.00
ProFund VP Health Care	8.03	9.31	0.00
ProFund VP Industrials	6.20	7.46	0.00
ProFund VP International	5.25	6.34	0.00
ProFund VP Internet	5.65	9.71	0.00
ProFund VP Japan	5.12	5.47	0.00
ProFund VP Large-Cap Growth	6.82	8.57	0.00
ProFund VP Large-Cap Value	6.04	6.99	0.00
ProFund VP Mid-Cap	5.96	7.67	0.00
ProFund VP Mid-Cap Growth	6.17	8.27	0.00
ProFund VP Mid-Cap Value	6.02	7.63	0.00
ProFund VP Money Market	9.87	9.57	0.00
ProFund VP NASDAQ-100	6.43	9.47	0.00
ProFund VP Oil & Gas	8.03	8.99	229.96
ProFund VP Pharmaceuticals	8.36	9.47	0.00
ProFund VP Precious Metals	6.82	8.94	228.81
ProFund VP Real Estate	5.25	6.51	331.23
ProFund VP Rising Rates Opportunity	5.06	6.48	0.00
ProFund VP Semiconductor	4.54	7.21	0.00
ProFund VP Short Dow 30	10.56	7.63	0.00
ProFund VP Short Emerging Markets	12.64	6.28	0.00
ProFund VP Short International	13.66	9.23	0.00
ProFund VP Short Mid-Cap	12.16	7.61	0.00
ProFund VP Short NASDAQ-100	12.00	6.90	0.00
ProFund VP Short Small-Cap	11.80	7.74	0.00
ProFund VP Small-Cap	5.92	7.23	0.00
ProFund VP Small-Cap Growth	6.23	7.62	0.00
ProFund VP Small-Cap Value	6.11	7.13	0.00
ProFund VP Technology	6.14	9.60	0.00
ProFund VP Telecommunications	7.83	8.14	0.00
ProFund VP U.S. Government Plus	16.81	10.98	0.00
ProFund VP UltraBull	3.45	4.84	0.00
ProFund VP UltraMid-Cap	3.03	4.87	0.00
ProFund VP UltraNASDAQ-100	3.29	7.00	0.00
ProFund VP UltraShort Dow 30	13.48	7.04	0.00
ProFund VP UltraShort NASDAQ-100	17.29	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.70	0.00
ProFund VP Utilities	8.81	9.45	0.00
Rydex VT Dow 2x Strategy Fund	4.48	29.70	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.64	6.24	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.97	0.00
Rydex VT S&P 500 2x Strategy Fund	3.39	4.80	0.00
Rydex VT U.S. Government Money Market Fund	9.91	9.60	0.00
Van Eck Worldwide Hard Assets Fund	7.18	10.92	0.00
Van Kampen LIT Growth and Income Portfolio	7.04	8.46	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.03	11.39	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.26	10.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	6.00	9.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.39	8.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.90	7.35	0.00

Table 37 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Access VP High Yield	9.43	10.68	0.00
Adaptive Allocation Portfolio	7.55	8.82	0.00
AIM V.I. Basic Value Series II	4.80	6.87	0.00
AIM V.I. Global Real Estate Series II	6.17	7.83	0.00
AIM V.I. International Growth Series II	6.96	9.10	0.00
AIM V.I. Mid Cap Core Equity Series II	7.52	9.46	749.95
Alger Small Cap Growth Portfolio	7.82	11.02	0.00
American Century VP Income & Growth Fund	6.94	7.92	0.00
American Century VP International Fund	7.97	10.31	862.57
American Century VP Large Company Value Fund	6.83	7.93	1,497.50
American Century VP Mid Cap Value Fund	8.54	10.73	0.00
American Century VP Ultra Fund	6.27	8.17	0.00
Chariot Absolute Return Currency	0.00	9.73	3,165.67
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.01	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.72	8.47	0.00
DireXion Dynamic HY Bond Fund	8.35	8.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.87	8.88	0.00
Dreyfus VIF Appreciation Portfolio	7.78	9.21	1,478.34
Dreyfus VIF International Value Portfolio	6.39	8.08	710.36
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.23	0.00
PIMCO VIT All Asset Portfolio	9.16	10.77	0.00
PIMCO VIT High Yield Portfolio	7.71	10.47	3,004.70
PIMCO VIT Low Duration Portfolio	10.14	11.11	1,530.77
PIMCO VIT Real Return Portfolio	9.67	11.07	0.00
PIMCO VIT Total Return Portfolio	10.92	12.05	3,151.88
ProFund VP Asia 30	7.73	11.54	0.00
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.19	0.00
ProFund VP Bear	12.33	8.61	0.00
ProFund VP Biotechnology	9.55	9.59	0.00
ProFund VP Bull	6.46	7.78	0.00
ProFund VP Consumer Goods	8.03	9.45	0.00
ProFund VP Consumer Services	6.31	8.00	0.00
ProFund VP Dow 30	7.44	8.53	0.00
ProFund VP Emerging Markets	4.87	7.65	0.00
ProFund VP Europe 30	6.20	7.94	0.00
ProFund VP Falling U.S. Dollar	9.11	9.12	0.00
ProFund VP Financials	4.08	4.55	0.00
ProFund VP Health Care	8.02	9.29	0.00
ProFund VP Industrials	6.20	7.45	0.00
ProFund VP International	5.25	6.33	0.00
ProFund VP Internet	5.64	9.69	0.00
ProFund VP Japan	5.11	5.46	0.00
ProFund VP Large-Cap Growth	6.81	8.56	0.00
ProFund VP Large-Cap Value	6.03	6.98	0.00
ProFund VP Mid-Cap	5.96	7.66	0.00
ProFund VP Mid-Cap Growth	6.16	8.25	0.00
ProFund VP Mid-Cap Value	6.01	7.62	0.00
ProFund VP Money Market	9.86	9.55	13,479.31
ProFund VP NASDAQ-100	6.42	9.45	0.00
ProFund VP Oil & Gas	8.02	8.97	3,420.44
ProFund VP Pharmaceuticals	8.35	9.46	0.00
ProFund VP Precious Metals	6.81	8.93	6,995.78
ProFund VP Real Estate	5.24	6.50	0.00
ProFund VP Rising Rates Opportunity	5.06	6.47	0.00
ProFund VP Semiconductor	4.53	7.19	0.00
ProFund VP Short Dow 30	10.54	7.62	0.00
ProFund VP Short Emerging Markets	12.63	6.28	0.00
ProFund VP Short International	13.66	9.22	0.00
ProFund VP Short Mid-Cap	12.14	7.60	0.00
ProFund VP Short NASDAQ-100	11.98	6.89	0.00
ProFund VP Short Small-Cap	11.79	7.72	0.00
ProFund VP Small-Cap	5.91	7.21	0.00
ProFund VP Small-Cap Growth	6.22	7.60	0.00
ProFund VP Small-Cap Value	6.10	7.11	0.00
ProFund VP Technology	6.13	9.58	0.00
ProFund VP Telecommunications	7.82	8.13	0.00
ProFund VP U.S. Government Plus	16.79	10.96	955.37
ProFund VP UltraBull	3.45	4.83	86,884.23
ProFund VP UltraMid-Cap	3.03	4.86	0.00
ProFund VP UltraNASDAQ-100	3.29	6.99	0.00
ProFund VP UltraShort Dow 30	13.48	7.04	27,726.73
ProFund VP UltraShort NASDAQ-100	17.28	6.01	0.00
ProFund VP UltraSmall-Cap	2.72	3.69	0.00
ProFund VP Utilities	8.80	9.44	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.62	6.23	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.30	6.96	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.79	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.52	0.00
Van Eck Worldwide Hard Assets Fund	7.17	10.90	0.00
Van Kampen LIT Growth and Income Portfolio	7.03	8.45	1,570.50
Van Kampen UIF Emerging Markets Debt Portfolio	9.02	11.37	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.25	10.30	1,693.94
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.14	740.51
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.38	8.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.89	7.33	0.00

Table 38 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Access VP High Yield	9.42	10.66	0.00
Adaptive Allocation Portfolio	7.54	8.81	0.00
AIM V.I. Basic Value Series II	4.80	6.86	0.00
AIM V.I. Global Real Estate Series II	6.16	7.82	2,864.14
AIM V.I. International Growth Series II	6.95	9.08	0.00
AIM V.I. Mid Cap Core Equity Series II	7.51	9.44	0.00
Alger Small Cap Growth Portfolio	8.84	12.45	0.00
American Century VP Income & Growth Fund	7.49	8.53	0.00
American Century VP International Fund	8.88	11.49	0.00
American Century VP Large Company Value Fund	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.50	10.68	0.00
American Century VP Ultra Fund	6.09	7.93	0.00
Chariot Absolute Return Currency	0.00	9.73	2,235.84
Credit Suisse Trust – International Equity Flex III Portfolio	4.70	6.00	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.46	0.00
DireXion Dynamic HY Bond Fund	8.34	8.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.86	8.86	0.00
Dreyfus VIF Appreciation Portfolio	7.77	9.19	0.00
Dreyfus VIF International Value Portfolio	6.38	8.07	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.86	7.24	0.00
PIMCO VIT All Asset Portfolio	9.14	10.75	0.00
PIMCO VIT High Yield Portfolio	7.70	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.12	11.09	0.00
PIMCO VIT Real Return Portfolio	9.66	11.05	0.00
PIMCO VIT Total Return Portfolio	10.91	12.03	0.00
ProFund VP Asia 30	7.71	11.52	0.00
ProFund VP Banks	3.83	3.55	0.00
ProFund VP Basic Materials	5.84	9.17	0.00
ProFund VP Bear	12.31	8.60	42.06
ProFund VP Biotechnology	9.54	9.57	0.00
ProFund VP Bull	6.45	7.76	0.00
ProFund VP Consumer Goods	8.02	9.43	0.00
ProFund VP Consumer Services	6.30	7.98	0.00
ProFund VP Dow 30	7.43	8.52	0.00
ProFund VP Emerging Markets	4.87	7.65	0.00
ProFund VP Europe 30	6.19	7.92	0.00
ProFund VP Falling U.S. Dollar	9.11	9.11	0.00
ProFund VP Financials	4.08	4.54	0.00
ProFund VP Health Care	8.01	9.27	0.00
ProFund VP Industrials	6.19	7.43	0.00
ProFund VP International	5.24	6.33	0.00
ProFund VP Internet	5.64	9.67	0.00
ProFund VP Japan	5.10	5.45	0.00
ProFund VP Large-Cap Growth	6.80	8.54	0.00
ProFund VP Large-Cap Value	6.02	6.97	0.00
ProFund VP Mid-Cap	5.95	7.66	0.00
ProFund VP Mid-Cap Growth	6.15	8.24	0.00
ProFund VP Mid-Cap Value	6.00	7.60	0.00
ProFund VP Money Market	9.84	9.53	14,653.08
ProFund VP NASDAQ-100	6.41	9.44	0.00
ProFund VP Oil & Gas	8.01	8.96	2,424.37
ProFund VP Pharmaceuticals	8.34	9.44	0.00
ProFund VP Precious Metals	6.80	8.91	2,394.85
ProFund VP Real Estate	5.24	6.48	3,673.47
ProFund VP Rising Rates Opportunity	5.05	6.46	0.00
ProFund VP Semiconductor	4.52	7.18	0.00
ProFund VP Short Dow 30	10.53	7.60	0.00
ProFund VP Short Emerging Markets	12.63	6.27	43.69
ProFund VP Short International	13.65	9.21	0.00
ProFund VP Short Mid-Cap	12.12	7.58	0.00
ProFund VP Short NASDAQ-100	11.97	6.87	0.00
ProFund VP Short Small-Cap	11.77	7.71	33.17
ProFund VP Small-Cap	5.90	7.20	0.00
ProFund VP Small-Cap Growth	6.21	7.59	0.00
ProFund VP Small-Cap Value	6.09	7.10	0.00
ProFund VP Technology	6.12	9.56	0.00
ProFund VP Telecommunications	7.81	8.11	0.00
ProFund VP U.S. Government Plus	16.76	10.93	62.23
ProFund VP UltraBull	3.45	4.82	0.00
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.29	6.98	0.00
ProFund VP UltraShort Dow 30	13.47	7.03	0.00
ProFund VP UltraShort NASDAQ-100	17.27	6.00	27.59
ProFund VP UltraSmall-Cap	2.71	3.68	0.00
ProFund VP Utilities	8.79	9.42	0.00
Rydex VT Dow 2x Strategy Fund	4.47	29.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.61	6.22	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.95	0.00
Rydex VT S&P 500 2x Strategy Fund	3.38	4.78	0.00
Rydex VT U.S. Government Money Market Fund	9.01	8.72	0.00
Van Eck Worldwide Hard Assets Fund	7.16	10.88	0.00
Van Kampen LIT Growth and Income Portfolio	7.02	8.43	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.01	11.35	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.24	10.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.99	9.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.37	8.58	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.32	0.00

Table 39– 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Access VP High Yield	9.40	10.64	0.00
Adaptive Allocation Portfolio	7.53	8.80	0.00
AIM V.I. Basic Value Series II	4.79	6.85	0.00
AIM V.I. Global Real Estate Series II	6.15	7.80	5,670.61
AIM V.I. International Growth Series II	6.94	9.06	0.00
AIM V.I. Mid Cap Core Equity Series II	7.50	9.43	0.00
Alger Small Cap Growth Portfolio	5.97	8.40	0.00
American Century VP Income & Growth Fund	6.64	7.57	0.00
American Century VP International Fund	6.48	8.38	0.00
American Century VP Large Company Value Fund	6.37	7.39	0.00
American Century VP Mid Cap Value Fund	7.52	9.44	0.00
American Century VP Ultra Fund	6.32	8.22	0.00
Chariot Absolute Return Currency	0.00	9.73	4,666.77
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.98	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.71	8.44	0.00
DireXion Dynamic HY Bond Fund	8.33	8.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.85	8.85	0.00
Dreyfus VIF Appreciation Portfolio	7.76	9.18	0.00
Dreyfus VIF International Value Portfolio	6.37	8.05	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.04	6.23	0.00
PIMCO VIT All Asset Portfolio	9.13	10.73	0.00
PIMCO VIT High Yield Portfolio	7.69	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.11	11.07	8,320.96
PIMCO VIT Real Return Portfolio	9.64	11.03	1,584.58
PIMCO VIT Total Return Portfolio	10.89	12.01	4,896.69
ProFund VP Asia 30	7.70	11.49	2,675.28
ProFund VP Banks	3.82	3.54	0.00
ProFund VP Basic Materials	5.83	9.15	0.00
ProFund VP Bear	12.30	8.58	0.00
ProFund VP Biotechnology	9.52	9.56	2,103.58
ProFund VP Bull	6.44	7.75	0.00
ProFund VP Consumer Goods	8.00	9.42	0.00
ProFund VP Consumer Services	6.30	7.97	0.00
ProFund VP Dow 30	7.42	8.50	0.00
ProFund VP Emerging Markets	4.86	7.64	0.00
ProFund VP Europe 30	6.18	7.91	0.00
ProFund VP Falling U.S. Dollar	9.10	9.10	0.00
ProFund VP Financials	4.07	4.53	0.00
ProFund VP Health Care	8.00	9.26	0.00
ProFund VP Industrials	6.18	7.42	0.00
ProFund VP International	5.24	6.32	0.00
ProFund VP Internet	5.63	9.66	0.00
ProFund VP Japan	5.10	5.44	0.00
ProFund VP Large-Cap Growth	6.79	8.52	0.00
ProFund VP Large-Cap Value	6.02	6.95	0.00
ProFund VP Mid-Cap	5.95	7.65	0.00
ProFund VP Mid-Cap Growth	6.14	8.22	0.00
ProFund VP Mid-Cap Value	5.99	7.59	0.00
ProFund VP Money Market	9.83	9.51	0.00
ProFund VP NASDAQ-100	6.40	9.42	0.00
ProFund VP Oil & Gas	8.00	8.94	6,213.05
ProFund VP Pharmaceuticals	8.33	9.42	0.00
ProFund VP Precious Metals	6.79	8.90	14,805.67
ProFund VP Real Estate	5.23	6.47	10,709.82
ProFund VP Rising Rates Opportunity	5.04	6.45	0.00
ProFund VP Semiconductor	4.52	7.17	0.00
ProFund VP Short Dow 30	10.51	7.59	0.00
ProFund VP Short Emerging Markets	12.62	6.26	0.00
ProFund VP Short International	13.64	9.20	0.00
ProFund VP Short Mid-Cap	12.11	7.57	0.00
ProFund VP Short NASDAQ-100	11.95	6.86	0.00
ProFund VP Short Small-Cap	11.76	7.69	0.00
ProFund VP Small-Cap	5.89	7.19	0.00
ProFund VP Small-Cap Growth	6.20	7.57	0.00
ProFund VP Small-Cap Value	6.08	7.09	0.00
ProFund VP Technology	6.11	9.54	0.00
ProFund VP Telecommunications	7.80	8.10	0.00
ProFund VP U.S. Government Plus	16.74	10.91	0.00
ProFund VP UltraBull	3.44	4.82	0.00
ProFund VP UltraMid-Cap	3.02	4.85	0.00
ProFund VP UltraNASDAQ-100	3.28	6.96	0.00
ProFund VP UltraShort Dow 30	13.46	7.02	0.00
ProFund VP UltraShort NASDAQ-100	17.26	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.68	0.00
ProFund VP Utilities	8.78	9.40	0.00
Rydex VT Dow 2x Strategy Fund	4.46	29.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.59	6.21	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.93	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	9.88	9.57	0.00
Van Eck Worldwide Hard Assets Fund	7.15	10.86	939.21
Van Kampen LIT Growth and Income Portfolio	7.01	8.41	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	9.00	11.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.23	10.26	4,072.01
Van Kampen UIF Mid Cap Growth Portfolio	5.98	9.10	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.36	8.57	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.88	7.31	0.00

Table 40 – 3.35 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Access VP High Yield	9.39	10.62	0.00
Adaptive Allocation Portfolio	7.53	8.79	0.00
AIM V.I. Basic Value Series II	4.78	6.84	0.00
AIM V.I. Global Real Estate Series II	6.14	7.79	0.00
AIM V.I. International Growth Series II	6.93	9.05	0.00
AIM V.I. Mid Cap Core Equity Series II	7.49	9.41	0.00
Alger Small Cap Growth Portfolio	8.78	12.36	0.00
American Century VP Income & Growth Fund	7.43	8.47	0.00
American Century VP International Fund	8.82	11.40	0.00
American Century VP Large Company Value Fund	6.83	7.92	0.00
American Century VP Mid Cap Value Fund	8.46	10.62	0.00
American Century VP Ultra Fund	6.06	7.89	0.00
Chariot Absolute Return Currency	0.00	9.73	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.69	5.97	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.70	8.43	0.00
DireXion Dynamic HY Bond Fund	8.32	8.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.84	8.83	0.00
Dreyfus VIF Appreciation Portfolio	7.75	9.16	0.00
Dreyfus VIF International Value Portfolio	6.36	8.04	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.21	0.00
PIMCO VIT All Asset Portfolio	9.12	10.71	0.00
PIMCO VIT High Yield Portfolio	7.68	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.10	11.05	352.47
PIMCO VIT Real Return Portfolio	9.63	11.01	354.15
PIMCO VIT Total Return Portfolio	10.88	11.98	320.53
ProFund VP Asia 30	7.69	11.47	0.00
ProFund VP Banks	3.82	3.53	0.00
ProFund VP Basic Materials	5.82	9.14	0.00
ProFund VP Bear	12.28	8.57	0.00
ProFund VP Biotechnology	9.51	9.54	0.00
ProFund VP Bull	6.43	7.73	0.00
ProFund VP Consumer Goods	7.99	9.40	0.00
ProFund VP Consumer Services	6.29	7.95	0.00
ProFund VP Dow 30	7.41	8.48	0.00
ProFund VP Emerging Markets	4.86	7.63	0.00
ProFund VP Europe 30	6.17	7.90	0.00
ProFund VP Falling U.S. Dollar	9.10	9.09	0.00
ProFund VP Financials	4.06	4.52	0.00
ProFund VP Health Care	7.99	9.24	0.00
ProFund VP Industrials	6.17	7.41	0.00
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.62	9.64	0.00
ProFund VP Japan	5.09	5.43	0.00
ProFund VP Large-Cap Growth	6.78	8.51	0.00
ProFund VP Large-Cap Value	6.01	6.94	0.00
ProFund VP Mid-Cap	5.95	7.64	0.00
ProFund VP Mid-Cap Growth	6.13	8.21	0.00
ProFund VP Mid-Cap Value	5.98	7.57	0.00
ProFund VP Money Market	9.82	9.50	9,554.73
ProFund VP NASDAQ-100	6.40	9.40	0.00
ProFund VP Oil & Gas	7.99	8.92	0.00
ProFund VP Pharmaceuticals	8.32	9.40	0.00
ProFund VP Precious Metals	6.78	8.88	0.00
ProFund VP Real Estate	5.22	6.46	0.00
ProFund VP Rising Rates Opportunity	5.04	6.44	0.00
ProFund VP Semiconductor	4.51	7.15	0.00
ProFund VP Short Dow 30	10.50	7.58	0.00
ProFund VP Short Emerging Markets	12.61	6.26	0.00
ProFund VP Short International	13.63	9.19	0.00
ProFund VP Short Mid-Cap	12.09	7.55	0.00
ProFund VP Short NASDAQ-100	11.94	6.85	0.00
ProFund VP Short Small-Cap	11.74	7.68	0.00
ProFund VP Small-Cap	5.88	7.17	0.00
ProFund VP Small-Cap Growth	6.20	7.56	0.00
ProFund VP Small-Cap Value	6.08	7.07	0.00
ProFund VP Technology	6.10	9.53	0.00
ProFund VP Telecommunications	7.79	8.08	0.00
ProFund VP U.S. Government Plus	16.72	10.89	0.00
ProFund VP UltraBull	3.44	4.81	0.00
ProFund VP UltraMid-Cap	3.02	4.84	0.00
ProFund VP UltraNASDAQ-100	3.28	6.95	0.00
ProFund VP UltraShort Dow 30	13.45	7.01	7,847.61
ProFund VP UltraShort NASDAQ-100	17.25	5.99	0.00
ProFund VP UltraSmall-Cap	2.71	3.67	0.00
ProFund VP Utilities	8.76	9.38	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.58	6.20	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.29	6.92	0.00
Rydex VT S&P 500 2x Strategy Fund	3.37	4.77	0.00
Rydex VT U.S. Government Money Market Fund	8.95	8.66	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.84	0.00
Van Kampen LIT Growth and Income Portfolio	7.00	8.40	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.99	11.31	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.24	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.97	9.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.35	8.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.87	7.29	0.00

Table 41 – 3.40 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Access VP High Yield	9.38	10.60	0.00
Adaptive Allocation Portfolio	7.52	8.78	0.00
AIM V.I. Basic Value Series II	4.78	6.82	0.00
AIM V.I. Global Real Estate Series II	6.13	7.77	0.00
AIM V.I. International Growth Series II	6.92	9.03	0.00
AIM V.I. Mid Cap Core Equity Series II	7.48	9.39	0.00
Alger Small Cap Growth Portfolio	7.20	10.13	0.00
American Century VP Income & Growth Fund	6.91	7.87	0.00
American Century VP International Fund	7.81	10.09	0.00
American Century VP Large Company Value Fund	6.79	7.87	0.00
American Century VP Mid Cap Value Fund	8.11	10.17	0.00
American Century VP Ultra Fund	6.27	8.15	0.00
Chariot Absolute Return Currency	0.00	9.72	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.68	5.96	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.69	8.41	0.00
DireXion Dynamic HY Bond Fund	8.31	8.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.83	8.81	0.00
Dreyfus VIF Appreciation Portfolio	7.74	9.14	0.00
Dreyfus VIF International Value Portfolio	6.35	8.02	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.60	6.91	0.00
PIMCO VIT All Asset Portfolio	9.11	10.69	0.00
PIMCO VIT High Yield Portfolio	7.67	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.08	11.03	0.00
PIMCO VIT Real Return Portfolio	9.62	10.99	0.00
PIMCO VIT Total Return Portfolio	10.86	11.96	0.00
ProFund VP Asia 30	7.68	11.45	0.00
ProFund VP Banks	3.81	3.53	0.00
ProFund VP Basic Materials	5.81	9.12	0.00
ProFund VP Bear	12.26	8.55	0.00
ProFund VP Biotechnology	9.50	9.52	0.00
ProFund VP Bull	6.42	7.72	0.00
ProFund VP Consumer Goods	7.98	9.38	0.00
ProFund VP Consumer Services	6.28	7.94	0.00
ProFund VP Dow 30	7.40	8.47	0.00
ProFund VP Emerging Markets	4.86	7.62	0.00
ProFund VP Europe 30	6.16	7.88	0.00
ProFund VP Falling U.S. Dollar	9.09	9.08	0.00
ProFund VP Financials	4.06	4.51	0.00
ProFund VP Health Care	7.98	9.22	0.00
ProFund VP Industrials	6.16	7.39	0.00
ProFund VP International	5.24	6.31	0.00
ProFund VP Internet	5.61	9.62	0.00
ProFund VP Japan	5.08	5.42	0.00
ProFund VP Large-Cap Growth	6.77	8.49	0.00
ProFund VP Large-Cap Value	6.00	6.93	0.00
ProFund VP Mid-Cap	5.94	7.63	0.00
ProFund VP Mid-Cap Growth	6.13	8.19	0.00
ProFund VP Mid-Cap Value	5.98	7.56	0.00
ProFund VP Money Market	9.80	9.48	0.00
ProFund VP NASDAQ-100	6.39	9.38	0.00
ProFund VP Oil & Gas	7.98	8.91	0.00
ProFund VP Pharmaceuticals	8.31	9.39	0.00
ProFund VP Precious Metals	6.78	8.86	0.00
ProFund VP Real Estate	5.22	6.45	0.00
ProFund VP Rising Rates Opportunity	5.03	6.42	0.00
ProFund VP Semiconductor	4.51	7.14	0.00
ProFund VP Short Dow 30	10.49	7.56	0.00
ProFund VP Short Emerging Markets	12.61	6.25	0.00
ProFund VP Short International	13.63	9.18	0.00
ProFund VP Short Mid-Cap	12.08	7.54	0.00
ProFund VP Short NASDAQ-100	11.92	6.84	0.00
ProFund VP Short Small-Cap	11.73	7.66	0.00
ProFund VP Small-Cap	5.88	7.16	0.00
ProFund VP Small-Cap Growth	6.19	7.55	0.00
ProFund VP Small-Cap Value	6.07	7.06	0.00
ProFund VP Technology	6.09	9.51	0.00
ProFund VP Telecommunications	7.78	8.07	0.00
ProFund VP U.S. Government Plus	16.70	10.87	0.00
ProFund VP UltraBull	3.43	4.80	0.00
ProFund VP UltraMid-Cap	3.01	4.83	0.00
ProFund VP UltraNASDAQ-100	3.27	6.94	0.00
ProFund VP UltraShort Dow 30	13.45	7.01	0.00
ProFund VP UltraShort NASDAQ-100	17.24	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.75	9.37	0.00
Rydex VT Dow 2x Strategy Fund	4.45	29.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.56	6.18	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.91	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.76	0.00
Rydex VT U.S. Government Money Market Fund	9.82	9.50	0.00
Van Eck Worldwide Hard Assets Fund	7.14	10.82	0.00
Van Kampen LIT Growth and Income Portfolio	6.99	8.38	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.97	11.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.22	10.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.96	9.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.86	7.28	0.00

Table 42 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Access VP High Yield	9.37	10.58	0.00
Adaptive Allocation Portfolio	7.52	8.77	0.00
AIM V.I. Basic Value Series II	4.77	6.81	0.00
AIM V.I. Global Real Estate Series II	6.13	7.76	0.00
AIM V.I. International Growth Series II	6.92	9.01	0.00
AIM V.I. Mid Cap Core Equity Series II	7.47	9.38	0.00
Alger Small Cap Growth Portfolio	5.95	8.36	0.00
American Century VP Income & Growth Fund	6.62	7.53	0.00
American Century VP International Fund	6.46	8.33	0.00
American Century VP Large Company Value Fund	6.35	7.35	0.00
American Century VP Mid Cap Value Fund	7.49	9.39	0.00
American Century VP Ultra Fund	6.29	8.18	0.00
Chariot Absolute Return Currency	0.00	9.72	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.95	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.68	8.40	0.00
DireXion Dynamic HY Bond Fund	8.29	8.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.82	8.80	0.00
Dreyfus VIF Appreciation Portfolio	7.73	9.13	0.00
Dreyfus VIF International Value Portfolio	6.35	8.01	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.02	6.19	0.00
PIMCO VIT All Asset Portfolio	9.10	10.67	0.00
PIMCO VIT High Yield Portfolio	7.66	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.07	11.01	0.00
PIMCO VIT Real Return Portfolio	9.61	10.97	0.00
PIMCO VIT Total Return Portfolio	10.85	11.94	0.00
ProFund VP Asia 30	7.67	11.43	0.00
ProFund VP Banks	3.81	3.52	0.00
ProFund VP Basic Materials	5.80	9.10	0.00
ProFund VP Bear	12.25	8.53	0.00
ProFund VP Biotechnology	9.49	9.50	0.00
ProFund VP Bull	6.42	7.71	0.00
ProFund VP Consumer Goods	7.97	9.36	0.00
ProFund VP Consumer Services	6.27	7.92	0.00
ProFund VP Dow 30	7.39	8.45	0.00
ProFund VP Emerging Markets	4.85	7.61	0.00
ProFund VP Europe 30	6.15	7.87	0.00
ProFund VP Falling U.S. Dollar	9.09	9.07	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.97	9.20	0.00
ProFund VP Industrials	6.16	7.38	0.00
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.61	9.60	0.00
ProFund VP Japan	5.07	5.41	0.00
ProFund VP Large-Cap Growth	6.76	8.48	0.00
ProFund VP Large-Cap Value	5.99	6.92	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.12	8.18	0.00
ProFund VP Mid-Cap Value	5.97	7.55	0.00
ProFund VP Money Market	9.79	9.46	0.00
ProFund VP NASDAQ-100	6.38	9.37	0.00
ProFund VP Oil & Gas	7.97	8.89	0.00
ProFund VP Pharmaceuticals	8.30	9.37	0.00
ProFund VP Precious Metals	6.77	8.85	0.00
ProFund VP Real Estate	5.21	6.44	0.00
ProFund VP Rising Rates Opportunity	5.02	6.41	0.00
ProFund VP Semiconductor	4.50	7.13	0.00
ProFund VP Short Dow 30	10.47	7.55	0.00
ProFund VP Short Emerging Markets	12.60	6.24	0.00
ProFund VP Short International	13.62	9.17	0.00
ProFund VP Short Mid-Cap	12.06	7.53	0.00
ProFund VP Short NASDAQ-100	11.90	6.82	0.00
ProFund VP Short Small-Cap	11.71	7.65	0.00
ProFund VP Small-Cap	5.87	7.15	0.00
ProFund VP Small-Cap Growth	6.18	7.53	0.00
ProFund VP Small-Cap Value	6.06	7.05	0.00
ProFund VP Technology	6.09	9.49	0.00
ProFund VP Telecommunications	7.77	8.05	0.00
ProFund VP U.S. Government Plus	16.68	10.85	0.00
ProFund VP UltraBull	3.43	4.79	0.00
ProFund VP UltraMid-Cap	3.01	4.82	0.00
ProFund VP UltraNASDAQ-100	3.27	6.93	0.00
ProFund VP UltraShort Dow 30	13.44	7.00	0.00
ProFund VP UltraShort NASDAQ-100	17.23	5.98	0.00
ProFund VP UltraSmall-Cap	2.70	3.66	0.00
ProFund VP Utilities	8.74	9.35	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.54	6.17	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.28	6.89	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.75	0.00
Rydex VT U.S. Government Money Market Fund	9.84	9.51	0.00
Van Eck Worldwide Hard Assets Fund	7.13	10.80	0.00
Van Kampen LIT Growth and Income Portfolio	6.98	8.37	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.96	11.26	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.21	10.20	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.05	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.34	8.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.27	0.00

Table 43 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2008)	Accumulation Unit Value at End of Period (12/31/2009)	Number of Accumulation Units at End of Period
2009

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Access VP High Yield	9.35	10.56	0.00
Adaptive Allocation Portfolio	7.51	8.76	0.00
AIM V.I. Basic Value Series II	4.77	6.80	0.00
AIM V.I. Global Real Estate Series II	6.12	7.74	0.00
AIM V.I. International Growth Series II	6.91	9.00	0.00
AIM V.I. Mid Cap Core Equity Series II	7.46	9.36	0.00
Alger Small Cap Growth Portfolio	7.18	10.08	0.00
American Century VP Income & Growth Fund	6.89	7.83	0.00
American Century VP International Fund	7.78	10.04	0.00
American Century VP Large Company Value Fund	6.77	7.84	0.00
American Century VP Mid Cap Value Fund	8.08	10.13	0.00
American Century VP Ultra Fund	6.25	8.12	0.00
Chariot Absolute Return Currency	0.00	9.72	0.00
Credit Suisse Trust – International Equity Flex III Portfolio	4.67	5.94	0.00
Credit Suisse Trust - U.S. Equity Flex I Portfolio	6.67	8.38	0.00
DireXion Dynamic HY Bond Fund	8.28	8.78	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	6.81	8.78	0.00
Dreyfus VIF Appreciation Portfolio	7.72	9.11	0.00
Dreyfus VIF International Value Portfolio	6.34	7.99	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.58	6.88	0.00
PIMCO VIT All Asset Portfolio	9.08	10.65	0.00
PIMCO VIT High Yield Portfolio	7.65	10.35	0.00
PIMCO VIT Low Duration Portfolio	10.06	10.99	101.92
PIMCO VIT Real Return Portfolio	9.59	10.95	105.58
PIMCO VIT Total Return Portfolio	10.83	11.92	94.21
ProFund VP Asia 30	7.66	11.41	0.00
ProFund VP Banks	3.80	3.51	0.00
ProFund VP Basic Materials	5.80	9.09	0.00
ProFund VP Bear	12.23	8.52	0.00
ProFund VP Biotechnology	9.47	9.49	0.00
ProFund VP Bull	6.41	7.69	0.00
ProFund VP Consumer Goods	7.96	9.35	0.00
ProFund VP Consumer Services	6.26	7.91	0.00
ProFund VP Dow 30	7.38	8.44	0.00
ProFund VP Emerging Markets	4.85	7.61	0.00
ProFund VP Europe 30	6.15	7.85	0.00
ProFund VP Falling U.S. Dollar	9.08	9.06	0.00
ProFund VP Financials	4.05	4.50	0.00
ProFund VP Health Care	7.96	9.19	0.00
ProFund VP Industrials	6.15	7.37	0.00
ProFund VP International	5.23	6.30	0.00
ProFund VP Internet	5.60	9.59	0.00
ProFund VP Japan	5.07	5.40	0.00
ProFund VP Large-Cap Growth	6.75	8.46	0.00
ProFund VP Large-Cap Value	5.98	6.90	0.00
ProFund VP Mid-Cap	5.94	7.62	0.00
ProFund VP Mid-Cap Growth	6.11	8.16	0.00
ProFund VP Mid-Cap Value	5.96	7.53	0.00
ProFund VP Money Market	9.78	9.44	1,596.82
ProFund VP NASDAQ-100	6.37	9.35	0.00
ProFund VP Oil & Gas	7.96	8.87	0.00
ProFund VP Pharmaceuticals	8.29	9.35	0.00
ProFund VP Precious Metals	6.76	8.83	0.00
ProFund VP Real Estate	5.20	6.42	0.00
ProFund VP Rising Rates Opportunity	5.02	6.40	0.00
ProFund VP Semiconductor	4.49	7.12	0.00
ProFund VP Short Dow 30	10.46	7.53	0.00
ProFund VP Short Emerging Markets	12.59	6.24	0.00
ProFund VP Short International	13.61	9.16	0.00
ProFund VP Short Mid-Cap	12.04	7.51	0.00
ProFund VP Short NASDAQ-100	11.89	6.81	0.00
ProFund VP Short Small-Cap	11.69	7.64	0.00
ProFund VP Small-Cap	5.86	7.13	0.00
ProFund VP Small-Cap Growth	6.17	7.52	0.00
ProFund VP Small-Cap Value	6.05	7.03	0.00
ProFund VP Technology	6.08	9.47	0.00
ProFund VP Telecommunications	7.76	8.04	0.00
ProFund VP U.S. Government Plus	16.65	10.84	0.00
ProFund VP UltraBull	3.42	4.78	0.00
ProFund VP UltraMid-Cap	3.00	4.81	0.00
ProFund VP UltraNASDAQ-100	3.26	6.91	1,173.45
ProFund VP UltraShort Dow 30	13.43	6.99	0.00
ProFund VP UltraShort NASDAQ-100	17.22	5.97	0.00
ProFund VP UltraSmall-Cap	2.70	3.65	0.00
ProFund VP Utilities	8.73	9.33	0.00
Rydex VT Dow 2x Strategy Fund	4.44	29.32	0.00
Rydex VT Inverse Dow 2x Strategy Fund	11.53	6.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	3.27	6.88	0.00
Rydex VT S&P 500 2x Strategy Fund	3.36	4.74	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.46	0.00
Van Eck Worldwide Hard Assets Fund	7.12	10.78	0.00
Van Kampen LIT Growth and Income Portfolio	6.97	8.35	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	8.95	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	6.20	10.18	0.00
Van Kampen UIF Mid Cap Growth Portfolio	5.95	9.04	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	6.33	8.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	5.85	7.25	0.00

Table 1 – 1.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract - No Riders
Adaptive Allocation Portfolio	9.61	7.77	25826.00
AIM V.I. Basic Value Series II	10.63	5.04	0.00
AIM V.I. Global Real Estate Series II	11.87	6.47	0.00
AIM V.I. International Growth Series II	12.46	7.31	0.00
AIM V.I. Mid Cap Core Equity Series II	11.23	7.89	0.00
Alger American SmallCap Growth Portfolio	17.16	9.04	0.00
American Century VP Income & Growth Fund	12.68	8.16	0.00
American Century VP International Fund	17.58	9.55	0.00
American Century VP Large Company Value Fund	11.96	7.38	0.00
American Century VP Mid Cap Value Fund	12.30	9.15	0.00
American Century VP Ultra Fund	11.39	6.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.40	4.94	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.21	7.06	0.00
DireXion Dynamic HY Bond Fund	9.87	8.76	0.00
DireXion Evolution Managed Bond Fund	10.14	10.32
DireXion Evolution Managed Equity Fund	10.01	7.26	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.17	7.21	0.00
Dreyfus VIF Appreciation Portfolio	11.78	8.16	0.00
Dreyfus VIF International Value Portfolio	10.87	6.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.70	6.31	0.00
PIMCO VIT All Asset Portfolio	11.59	9.61	0.00
PIMCO VIT High Yield Portfolio	10.74	8.09	6141.03
PIMCO VIT Low Duration Portfolio	10.84	10.64	0.00
PIMCO VIT Real Return Portfolio	11.08	10.15	0.00
PIMCO VIT Total Return Portfolio	11.10	11.46	0.00
ProFund Access VP High Yield	10.52	9.89	0.00
ProFund VP Asia 30	16.72	8.11	0.00
ProFund VP Banks	7.68	4.02	659.13
ProFund VP Basic Materials	12.80	6.13	0.00
ProFund VP Bear	9.38	12.94	0.00
ProFund VP Biotechnology	9.98	10.02	148.08
ProFund VP Bull	11.03	6.78	0.00
ProFund VP Consumer Goods	11.65	8.42	0.00
ProFund VP Consumer Services	9.79	6.62	0.00
ProFund VP Dow 30	12.60	7.81	0.00
ProFund VP Emerging Markets	10.09	4.96	0.00
ProFund VP Europe 30	11.78	6.50	0.00
ProFund VP Falling U.S. Dollar	9.93	9.29	0.00
ProFund VP Financials	8.78	4.28	658.22
ProFund VP Health Care	11.28	8.42	176.80
ProFund VP Industrials	11.08	6.50	0.00
ProFund VP International	9.76	5.35	0.00
ProFund VP Internet	10.89	5.92	0.00
ProFund VP Japan	9.19	5.36	0.00
ProFund VP Large-Cap Growth	11.24	7.14	0.00
ProFund VP Large-Cap Value	10.78	6.33	0.00
ProFund VP Mid-Cap	9.99	6.07	0.00
ProFund VP Mid-Cap Growth	10.71	6.46	0.00
ProFund VP Mid-Cap Value	10.04	6.30	0.00
ProFund VP Money Market	10.40	10.34	26061.08
ProFund VP NASDAQ-100	11.88	6.74	0.00
ProFund VP Oil & Gas	13.54	8.42	0.00
ProFund VP Pharmaceuticals	11.04	8.76	0.00
ProFund VP Precious Metals	10.47	7.15	0.00
ProFund VP Real Estate	9.50	5.50	0.00
ProFund VP Rising Rates Opportunity	8.67	5.31	0.00
ProFund VP Semiconductor	9.60	4.75	0.00
ProFund VP Short Dow 30	8.94	11.06	0.00
ProFund VP Short Emerging Markets	9.88	12.88	0.00
ProFund VP Short International	10.22	13.92	0.00
ProFund VP Short Mid-Cap	9.80	12.74	0.00
ProFund VP Short NASDAQ-100	8.61	12.57	0.00
ProFund VP Short Small-Cap	10.11	12.37	0.00
ProFund VP Small-Cap	9.73	6.20	0.00
ProFund VP Small-Cap Growth	10.04	6.53	0.00
ProFund VP Small-Cap Value	9.36	6.40	0.00
ProFund VP Technology	11.72	6.43	0.00
ProFund VP Telecommunications	12.69	8.20	0.00
ProFund VP U.S. Government Plus	11.93	17.61	0.00
ProFund VP UltraBull	11.26	3.62	3273.96
ProFund VP UltraMid-Cap	9.91	3.18	1017.20
ProFund VP UltraNASDAQ-100	12.85	3.45	16551.90
ProFund VP UltraShort Dow 30	10.00	13.74	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.62	0.00
ProFund VP UltraSmall-Cap	8.56	2.85	1135.21
ProFund VP Utilities	13.51	9.23	158.40
Rydex VT Dow 2x Strategy Fund	12.43	4.69	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.69	12.19	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.81	3.46	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	3.55	0.00
Rydex VT U.S. Government Money Market Fund	10.44	10.41	2438.58
Van Eck Worldwide Hard Assets Fund	14.22	7.53	0.00
Van Kampen LIT Growth and Income Portfolio	11.03	7.37	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.29	9.47	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.37	6.56	0.00
Van Kampen UIF Mid Cap Growth Portfolio	12.00	6.29	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.59	6.69	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.12	6.18	0.00

Table 2 – 1.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with GMDB Rider with 3% Roll Up
Adaptive Allocation Portfolio	9.60	7.76	0.00
AIM V.I. Basic Value Series II	10.61	5.03	0.00
AIM V.I. Global Real Estate Series II	11.85	6.45	0.00
AIM V.I. International Growth Series II	12.44	7.29	0.00
AIM V.I. Mid Cap Core Equity Series II	11.21	7.87	0.00
Alger American SmallCap Growth Portfolio	14.59	7.68	0.00
American Century VP Income & Growth Fund	11.46	7.37	0.00
American Century VP International Fund	15.34	8.32	0.00
American Century VP Large Company Value Fund	11.75	7.24	0.00
American Century VP Mid Cap Value Fund	11.63	8.64	0.00
American Century VP Ultra Fund	11.63	6.68	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.39	4.92	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.19	7.04	0.00
DireXion Dynamic HY Bond Fund	9.85	8.74	0.00
DireXion Evolution Managed Bond Fund	10.12	10.29	0.00
DireXion Evolution Managed Equity Fund	9.99	7.25	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.16	7.19	0.00
Dreyfus VIF Appreciation Portfolio	11.76	8.14	0.00
Dreyfus VIF International Value Portfolio	10.85	6.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.19	5.97	0.00
PIMCO VIT All Asset Portfolio	11.57	9.58	0.00
PIMCO VIT High Yield Portfolio	10.72	8.07	0.00
PIMCO VIT Low Duration Portfolio	10.82	10.61	0.00
PIMCO VIT Real Return Portfolio	11.06	10.12	0.00
PIMCO VIT Total Return Portfolio	11.08	11.43	0.00
ProFund Access VP High Yield	10.51	9.87	0.00
ProFund VP Asia 30	16.69	8.08	0.00
ProFund VP Banks	7.67	4.01	0.00
ProFund VP Basic Materials	12.78	6.11	0.00
ProFund VP Bear	9.36	12.90	0.00
ProFund VP Biotechnology	9.96	9.99	0.00
ProFund VP Bull	11.01	6.76	0.00
ProFund VP Consumer Goods	11.63	8.40	0.00
ProFund VP Consumer Services	9.77	6.61	0.00
ProFund VP Dow 30	12.58	7.79	0.00
ProFund VP Emerging Markets	10.09	4.96	0.00
ProFund VP Europe 30	11.76	6.48	0.00
ProFund VP Falling U.S. Dollar	9.93	9.28	0.00
ProFund VP Financials	8.77	4.27	0.00
ProFund VP Health Care	11.26	8.40	0.00
ProFund VP Industrials	11.06	6.48	0.00
ProFund VP International	9.76	5.34	0.00
ProFund VP Internet	10.87	5.91	0.00
ProFund VP Japan	9.18	5.35	0.00
ProFund VP Large-Cap Growth	11.22	7.13	0.00
ProFund VP Large-Cap Value	10.76	6.31	0.00
ProFund VP Mid-Cap	9.99	6.07	0.00
ProFund VP Mid-Cap Growth	10.69	6.45	0.00
ProFund VP Mid-Cap Value	10.02	6.29	0.00
ProFund VP Money Market	10.38	10.31	0.00
ProFund VP NASDAQ-100	11.86	6.72	0.00
ProFund VP Oil & Gas	13.52	8.39	0.00
ProFund VP Pharmaceuticals	11.02	8.74	0.00
ProFund VP Precious Metals	10.45	7.13	0.00
ProFund VP Real Estate	9.49	5.49	0.00
ProFund VP Rising Rates Opportunity	8.66	5.29	0.00
ProFund VP Semiconductor	9.59	4.74	0.00
ProFund VP Short Dow 30	8.92	11.03	0.00
ProFund VP Short Emerging Markets	9.88	12.87	0.00
ProFund VP Short International	10.21	13.91	0.00
ProFund VP Short Mid-Cap	9.78	12.70	0.00
ProFund VP Short NASDAQ-100	8.59	12.54	0.00
ProFund VP Short Small-Cap	10.09	12.34	0.00
ProFund VP Small-Cap	9.72	6.18	0.00
ProFund VP Small-Cap Growth	10.02	6.51	0.00
ProFund VP Small-Cap Value	9.35	6.38	0.00
ProFund VP Technology	11.70	6.41	0.00
ProFund VP Telecommunications	12.66	8.18	0.00
ProFund VP U.S. Government Plus	11.91	17.57	0.00
ProFund VP UltraBull	11.24	3.61	0.00
ProFund VP UltraMid-Cap	9.89	3.17	0.00
ProFund VP UltraNASDAQ-100	12.83	3.44	0.00
ProFund VP UltraShort Dow 30	10.00	13.73	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.60	0.00
ProFund VP UltraSmall-Cap	8.54	2.84	0.00
ProFund VP Utilities	13.49	9.21	0.00
Rydex VT Dow 2x Strategy Fund	12.41	4.68	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.68	12.16	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.79	3.45	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	3.54	0.00
Rydex VT U.S. Government Money Market Fund	10.51	10.47	0.00
Van Eck Worldwide Hard Assets Fund	14.20	7.51	0.00
Van Kampen LIT Growth and Income Portfolio	11.01	7.35	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.27	9.44	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.35	6.54	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.98	6.27	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.57	6.68	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.11	6.17	0.00

Table 3 – 1.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract wit h 0.85% M&E and GMDB Rider with Annual Step-Up Base Contract with 1.10% M&E
Adaptive Allocation Portfolio	9.60	7.75	0.00
AIM V.I. Basic Value Series II	10.60	5.02	0.00
AIM V.I. Global Real Estate Series II	11.84	6.45	198.87
AIM V.I. International Growth Series II	12.43	7.28	214.07
AIM V.I. Mid Cap Core Equity Series II	11.20	7.86	0.00
Alger American SmallCap Growth Portfolio	18.92	9.95	0.00
American Century VP Income & Growth Fund	13.10	8.42	296.59
American Century VP International Fund	18.41	9.99	22.63
American Century VP Large Company Value Fund	11.91	7.34	0.00
American Century VP Mid Cap Value Fund	12.24	9.10	0.00
American Century VP Ultra Fund	11.34	6.52	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.38	4.92	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.18	7.03	0.00
DireXion Dynamic HY Bond Fund	9.85	8.73	670.98
DireXion Evolution Managed Bond Fund	10.12	10.27	0.00
DireXion Evolution Managed Equity Fund	9.98	7.24	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.15	7.18	0.00
Dreyfus VIF Appreciation Portfolio	11.75	8.13	0.00
Dreyfus VIF International Value Portfolio	10.85	6.68	12.65
Goldman Sachs VIT Structured Small Cap Equity Fund	9.66	6.27	0.00
PIMCO VIT All Asset Portfolio	11.56	9.57	259.76
PIMCO VIT High Yield Portfolio	10.71	8.06	739.83
PIMCO VIT Low Duration Portfolio	10.82	10.59	4806.40
PIMCO VIT Real Return Portfolio	11.05	10.11	4546.78
PIMCO VIT Total Return Portfolio	11.07	11.41	4835.45
ProFund Access VP High Yield	10.50	9.86	0.00
ProFund VP Asia 30	16.68	8.07	496.11
ProFund VP Banks	7.66	4.01	0.00
ProFund VP Basic Materials	12.77	6.11	143.37
ProFund VP Bear	9.35	12.88	259.10
ProFund VP Biotechnology	9.95	9.98	0.00
ProFund VP Bull	11.00	6.75	0.00
ProFund VP Consumer Goods	11.62	8.39	0.00
ProFund VP Consumer Services	9.76	6.60	0.00
ProFund VP Dow 30	12.57	7.78	0.00
ProFund VP Emerging Markets	10.09	4.96	43.01
ProFund VP Europe 30	11.75	6.48	545.67
ProFund VP Falling U.S. Dollar	9.93	9.28	8.28
ProFund VP Financials	8.76	4.27	0.00
ProFund VP Health Care	11.25	8.38	0.00
ProFund VP Industrials	11.05	6.48	0.00
ProFund VP International	9.76	5.34	11.37
ProFund VP Internet	10.86	5.90	0.00
ProFund VP Japan	9.17	5.34	0.00
ProFund VP Large-Cap Growth	11.21	7.12	0.00
ProFund VP Large-Cap Value	10.75	6.30	0.00
ProFund VP Mid-Cap	9.99	6.06	0.00
ProFund VP Mid-Cap Growth	10.68	6.44	0.00
ProFund VP Mid-Cap Value	10.01	6.28	0.00
ProFund VP Money Market	10.37	10.30	79437.98
ProFund VP NASDAQ-100	11.85	6.71	0.00
ProFund VP Oil & Gas	13.50	8.38	1287.00
ProFund VP Pharmaceuticals	11.01	8.73	0.00
ProFund VP Precious Metals	10.44	7.12	3866.62
ProFund VP Real Estate	9.48	5.48	0.00
ProFund VP Rising Rates Opportunity	8.65	5.28	0.00
ProFund VP Semiconductor	9.58	4.73	0.00
ProFund VP Short Dow 30	8.92	11.02	124.08
ProFund VP Short Emerging Markets	9.88	12.86	0.00
ProFund VP Short International	10.21	13.90	0.00
ProFund VP Short Mid-Cap	9.77	12.69	370.27
ProFund VP Short NASDAQ-100	8.58	12.52	311.52
ProFund VP Short Small-Cap	10.08	12.32	140.63
ProFund VP Small-Cap	9.71	6.17	0.00
ProFund VP Small-Cap Growth	10.01	6.50	0.00
ProFund VP Small-Cap Value	9.34	6.38	0.00
ProFund VP Technology	11.69	6.40	0.00
ProFund VP Telecommunications	12.65	8.17	0.00
ProFund VP U.S. Government Plus	11.90	17.54	5.82
ProFund VP UltraBull	11.23	3.61	0.00
ProFund VP UltraMid-Cap	9.89	3.17	0.00
ProFund VP UltraNASDAQ-100	12.82	3.44	0.00
ProFund VP UltraShort Dow 30	10.00	13.72	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.59	40.25
ProFund VP UltraSmall-Cap	8.53	2.84	0.00
ProFund VP Utilities	13.48	9.20	0.00
Rydex VT Dow 2x Strategy Fund	12.40	4.67	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.67	12.15	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.78	3.45	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	3.54	0.00
Rydex VT U.S. Government Money Market Fund	10.13	10.09	2936.60
Van Eck Worldwide Hard Assets Fund	14.19	7.50	1678.35
Van Kampen LIT Growth and Income Portfolio	11.00	7.34	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.26	9.43	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.33	6.53	325.91
Van Kampen UIF Mid Cap Growth Portfolio	11.97	6.27	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.56	6.67	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.10	6.16	0.00

Table 4 – 1.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll-Up Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.85% M&E and Estate Planning Rider
Adaptive Allocation Portfolio	9.60	7.74	0.00
AIM V.I. Basic Value Series II	10.59	5.01	0.00
AIM V.I. Global Real Estate Series II	11.83	6.44	0.00
AIM V.I. International Growth Series II	12.42	7.27	0.00
AIM V.I. Mid Cap Core Equity Series II	11.19	7.85	0.00
Alger American SmallCap Growth Portfolio	14.56	7.65	0.00
American Century VP Income & Growth Fund	11.43	7.34	0.00
American Century VP International Fund	15.30	8.30	0.00
American Century VP Large Company Value Fund	11.72	7.22	0.00
American Century VP Mid Cap Value Fund	11.60	8.62	0.00
American Century VP Ultra Fund	11.60	6.66	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.37	4.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.18	7.02	0.00
DireXion Dynamic HY Bond Fund	9.84	8.71	0.00
DireXion Evolution Managed Bond Fund	10.11	10.26	0.00
DireXion Evolution Managed Equity Fund	9.97	7.23	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.14	7.17	0.00
Dreyfus VIF Appreciation Portfolio	11.74	8.12	0.00
Dreyfus VIF International Value Portfolio	10.84	6.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.17	5.95	0.00
PIMCO VIT All Asset Portfolio	11.55	9.56	0.00
PIMCO VIT High Yield Portfolio	10.70	8.05	0.00
PIMCO VIT Low Duration Portfolio	10.81	10.58	0.00
PIMCO VIT Real Return Portfolio	11.04	10.09	0.00
PIMCO VIT Total Return Portfolio	11.06	11.40	0.00
ProFund Access VP High Yield	10.49	9.84	0.00
ProFund VP Asia 30	16.66	8.06	0.00
ProFund VP Banks	7.66	4.00	0.00
ProFund VP Basic Materials	12.76	6.10	0.00
ProFund VP Bear	9.34	12.87	0.00
ProFund VP Biotechnology	9.94	9.97	0.00
ProFund VP Bull	10.99	6.74	0.00
ProFund VP Consumer Goods	11.61	8.38	0.00
ProFund VP Consumer Services	9.76	6.59	0.00
ProFund VP Dow 30	12.56	7.77	0.00
ProFund VP Emerging Markets	10.09	4.95	0.00
ProFund VP Europe 30	11.74	6.47	0.00
ProFund VP Falling U.S. Dollar	9.93	9.27	0.00
ProFund VP Financials	8.75	4.26	0.00
ProFund VP Health Care	11.24	8.37	0.00
ProFund VP Industrials	11.04	6.47	0.00
ProFund VP International	9.76	5.34	0.00
ProFund VP Internet	10.85	5.89	0.00
ProFund VP Japan	9.16	5.33	0.00
ProFund VP Large-Cap Growth	11.20	7.11	0.00
ProFund VP Large-Cap Value	10.75	6.30	0.00
ProFund VP Mid-Cap	9.99	6.06	0.00
ProFund VP Mid-Cap Growth	10.68	6.43	0.00
ProFund VP Mid-Cap Value	10.00	6.27	0.00
ProFund VP Money Market	10.37	10.29	0.00
ProFund VP NASDAQ-100	11.84	6.70	0.00
ProFund VP Oil & Gas	13.49	8.37	0.00
ProFund VP Pharmaceuticals	11.01	8.72	0.00
ProFund VP Precious Metals	10.44	7.11	0.00
ProFund VP Real Estate	9.47	5.47	0.00
ProFund VP Rising Rates Opportunity	8.65	5.28	0.00
ProFund VP Semiconductor	9.57	4.73	0.00
ProFund VP Short Dow 30	8.91	11.00	0.00
ProFund VP Short Emerging Markets	9.88	12.85	0.00
ProFund VP Short International	10.21	13.89	0.00
ProFund VP Short Mid-Cap	9.77	12.67	0.00
ProFund VP Short NASDAQ-100	8.58	12.51	0.00
ProFund VP Short Small-Cap	10.08	12.30	0.00
ProFund VP Small-Cap	9.70	6.17	0.00
ProFund VP Small-Cap Growth	10.00	6.49	0.00
ProFund VP Small-Cap Value	9.33	6.37	0.00
ProFund VP Technology	11.68	6.40	0.00
ProFund VP Telecommunications	12.64	8.16	0.00
ProFund VP U.S. Government Plus	11.89	17.52	0.00
ProFund VP UltraBull	11.23	3.60	0.00
ProFund VP UltraMid-Cap	9.88	3.16	0.00
ProFund VP UltraNASDAQ-100	12.81	3.43	0.00
ProFund VP UltraShort Dow 30	10.00	13.71	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.58	0.00
ProFund VP UltraSmall-Cap	8.53	2.84	0.00
ProFund VP Utilities	13.47	9.18	0.00
Rydex VT Dow 2x Strategy Fund	12.39	4.67	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.66	12.13	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.77	3.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	3.53	0.00
Rydex VT U.S. Government Money Market Fund	10.48	10.44	0.00
Van Eck Worldwide Hard Assets Fund	14.17	7.49	0.00
Van Kampen LIT Growth and Income Portfolio	10.99	7.33	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.25	9.42	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.32	6.52	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.96	6.26	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.55	6.66	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.09	6.15	0.00

Table 5 – 1.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.95 M&E and GMDB Rider with Annual Step Up
Adaptive Allocation Portfolio	9.59	7.74	0.00
AIM V.I. Basic Value Series II	10.58	5.01	0.00
AIM V.I. Global Real Estate Series II	11.82	6.43	0.00
AIM V.I. International Growth Series II	12.41	7.26	296.61
AIM V.I. Mid Cap Core Equity Series II	11.18	7.84	326.88
Alger American SmallCap Growth Portfolio	24.74	12.99	0.00
American Century VP Income & Growth Fund	16.08	10.32	0.00
American Century VP International Fund	21.64	11.73	0.00
American Century VP Large Company Value Fund	11.87	7.31	0.00
American Century VP Mid Cap Value Fund	12.20	9.06	0.00
American Century VP Ultra Fund	11.31	6.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.36	4.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.17	7.01	0.00
DireXion Dynamic HY Bond Fund	9.83	8.70	0.00
DireXion Evolution Managed Bond Fund	10.10	10.25	0.00
DireXion Evolution Managed Equity Fund	9.96	7.22	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.13	7.16	0.00
Dreyfus VIF Appreciation Portfolio	11.73	8.11	0.00
Dreyfus VIF International Value Portfolio	10.83	6.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.63	6.25	0.00
PIMCO VIT All Asset Portfolio	11.54	9.54	0.00
PIMCO VIT High Yield Portfolio	10.69	8.04	0.00
PIMCO VIT Low Duration Portfolio	10.80	10.57	1207.57
PIMCO VIT Real Return Portfolio	11.03	10.08	553.70
PIMCO VIT Total Return Portfolio	11.05	11.38	737.40
ProFund Access VP High Yield	10.48	9.83	0.00
ProFund VP Asia 30	16.65	8.05	0.00
ProFund VP Banks	7.65	3.99	0.00
ProFund VP Basic Materials	12.75	6.09	0.00
ProFund VP Bear	9.34	12.85	0.00
ProFund VP Biotechnology	9.94	9.95	147.67
ProFund VP Bull	10.98	6.73	0.00
ProFund VP Consumer Goods	11.61	8.37	0.00
ProFund VP Consumer Services	9.75	6.58	0.00
ProFund VP Dow 30	12.55	7.76	0.00
ProFund VP Emerging Markets	10.08	4.95	0.00
ProFund VP Europe 30	11.73	6.46	0.00
ProFund VP Falling U.S. Dollar	9.93	9.27	0.00
ProFund VP Financials	8.74	4.25	0.00
ProFund VP Health Care	11.23	8.36	0.00
ProFund VP Industrials	11.03	6.46	0.00
ProFund VP International	9.76	5.34	0.00
ProFund VP Internet	10.84	5.88	0.00
ProFund VP Japan	9.15	5.33	0.00
ProFund VP Large-Cap Growth	11.19	7.10	0.00
ProFund VP Large-Cap Value	10.74	6.29	0.00
ProFund VP Mid-Cap	9.99	6.06	0.00
ProFund VP Mid-Cap Growth	10.67	6.42	0.00
ProFund VP Mid-Cap Value	9.99	6.26	0.00
ProFund VP Money Market	10.36	10.27	863.43
ProFund VP NASDAQ-100	11.83	6.69	0.00
ProFund VP Oil & Gas	13.48	8.36	0.00
ProFund VP Pharmaceuticals	11.00	8.71	0.00
ProFund VP Precious Metals	10.43	7.10	669.35
ProFund VP Real Estate	9.46	5.47	0.00
ProFund VP Rising Rates Opportunity	8.64	5.27	0.00
ProFund VP Semiconductor	9.56	4.72	0.00
ProFund VP Short Dow 30	8.90	10.99	0.00
ProFund VP Short Emerging Markets	9.88	12.85	0.00
ProFund VP Short International	10.21	13.89	0.00
ProFund VP Short Mid-Cap	9.76	12.65	0.00
ProFund VP Short NASDAQ-100	8.57	12.49	0.00
ProFund VP Short Small-Cap	10.07	12.29	0.00
ProFund VP Small-Cap	9.69	6.16	0.00
ProFund VP Small-Cap Growth	9.99	6.48	0.00
ProFund VP Small-Cap Value	9.33	6.36	0.00
ProFund VP Technology	11.67	6.39	0.00
ProFund VP Telecommunications	12.63	8.15	0.00
ProFund VP U.S. Government Plus	11.88	17.50	0.00
ProFund VP UltraBull	11.22	3.60	0.00
ProFund VP UltraMid-Cap	9.87	3.16	0.00
ProFund VP UltraNASDAQ-100	12.80	3.43	0.00
ProFund VP UltraShort Dow 30	10.00	13.70	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.57	0.00
ProFund VP UltraSmall-Cap	8.52	2.83	0.00
ProFund VP Utilities	13.45	9.17	0.00
Rydex VT Dow 2x Strategy Fund	12.38	4.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.66	12.11	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.76	3.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	3.53	0.00
Rydex VT U.S. Government Money Market Fund	10.13	10.08	0.00
Van Eck Worldwide Hard Assets Fund	14.16	7.48	109.96
Van Kampen LIT Growth and Income Portfolio	10.98	7.32	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.24	9.40	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.31	6.51	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.95	6.25	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.54	6.65	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.08	6.14	0.00

Table 6 – 1.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.95% M&E and Estate Planning Rider
Adaptive Allocation Portfolio	9.59	7.73	0.00
AIM V.I. Basic Value Series II	10.58	5.00	0.00
AIM V.I. Global Real Estate Series II	11.81	6.42	0.00
AIM V.I. International Growth Series II	12.40	7.25	0.00
AIM V.I. Mid Cap Core Equity Series II	11.17	7.83	0.00
Alger American SmallCap Growth Portfolio	18.75	9.84	0.00
American Century VP Income & Growth Fund	12.99	8.33	0.00
American Century VP International Fund	18.25	9.89	0.00
American Century VP Large Company Value Fund	11.86	7.29	0.00
American Century VP Mid Cap Value Fund	12.18	9.04	0.00
American Century VP Ultra Fund	11.29	6.48	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.35	4.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.16	7.00	0.00
DireXion Dynamic HY Bond Fund	9.82	8.69	0.00
DireXion Evolution Managed Bond Fund	10.09	10.23	0.00
DireXion Evolution Managed Equity Fund	9.96	7.21	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.12	7.15	0.00
Dreyfus VIF Appreciation Portfolio	11.72	8.10	0.00
Dreyfus VIF International Value Portfolio	10.82	6.65	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.61	6.23	0.00
PIMCO VIT All Asset Portfolio	11.53	9.53	0.00
PIMCO VIT High Yield Portfolio	10.69	8.03	0.00
PIMCO VIT Low Duration Portfolio	10.79	10.55	0.00
PIMCO VIT Real Return Portfolio	11.02	10.06	0.00
PIMCO VIT Total Return Portfolio	11.05	11.37	0.00
ProFund Access VP High Yield	10.47	9.82	0.00
ProFund VP Asia 30	16.63	8.04	0.00
ProFund VP Banks	7.65	3.99	0.00
ProFund VP Basic Materials	12.74	6.08	0.00
ProFund VP Bear	9.33	12.83	0.00
ProFund VP Biotechnology	9.93	9.94	0.00
ProFund VP Bull	10.97	6.72	0.00
ProFund VP Consumer Goods	11.60	8.35	0.00
ProFund VP Consumer Services	9.74	6.57	0.00
ProFund VP Dow 30	12.54	7.75	0.00
ProFund VP Emerging Markets	10.08	4.95	0.00
ProFund VP Europe 30	11.72	6.45	0.00
ProFund VP Falling U.S. Dollar	9.93	9.26	0.00
ProFund VP Financials	8.74	4.25	0.00
ProFund VP Health Care	11.22	8.35	0.00
ProFund VP Industrials	11.02	6.45	0.00
ProFund VP International	9.76	5.33	0.00
ProFund VP Internet	10.83	5.88	0.00
ProFund VP Japan	9.14	5.32	0.00
ProFund VP Large-Cap Growth	11.18	7.09	0.00
ProFund VP Large-Cap Value	10.73	6.28	0.00
ProFund VP Mid-Cap	9.99	6.05	0.00
ProFund VP Mid-Cap Growth	10.66	6.41	0.00
ProFund VP Mid-Cap Value	9.99	6.25	0.00
ProFund VP Money Market	10.35	10.26	0.00
ProFund VP NASDAQ-100	11.82	6.68	0.00
ProFund VP Oil & Gas	13.47	8.35	0.00
ProFund VP Pharmaceuticals	10.99	8.69	0.00
ProFund VP Precious Metals	10.42	7.09	0.00
ProFund VP Real Estate	9.45	5.46	0.00
ProFund VP Rising Rates Opportunity	8.63	5.26	0.00
ProFund VP Semiconductor	9.55	4.72	0.00
ProFund VP Short Dow 30	8.89	10.97	0.00
ProFund VP Short Emerging Markets	9.88	12.84	0.00
ProFund VP Short International	10.21	13.88	0.00
ProFund VP Short Mid-Cap	9.75	12.64	0.00
ProFund VP Short NASDAQ-100	8.56	12.47	0.00
ProFund VP Short Small-Cap	10.06	12.27	0.00
ProFund VP Small-Cap	9.68	6.15	0.00
ProFund VP Small-Cap Growth	9.99	6.48	0.00
ProFund VP Small-Cap Value	9.32	6.35	0.00
ProFund VP Technology	11.66	6.38	0.00
ProFund VP Telecommunications	12.62	8.14	0.00
ProFund VP U.S. Government Plus	11.87	17.47	0.00
ProFund VP UltraBull	11.21	3.59	0.00
ProFund VP UltraMid-Cap	9.86	3.15	0.00
ProFund VP UltraNASDAQ-100	12.79	3.43	0.00
ProFund VP UltraShort Dow 30	10.00	13.70	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.56	0.00
ProFund VP UltraSmall-Cap	8.51	2.83	0.00
ProFund VP Utilities	13.44	9.16	0.00
Rydex VT Dow 2x Strategy Fund	12.37	4.66	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.65	12.10	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.75	3.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	3.52	0.00
Rydex VT U.S. Government Money Market Fund	10.05	9.99	0.00
Van Eck Worldwide Hard Assets Fund	14.15	7.47	0.00
Van Kampen LIT Growth and Income Portfolio	10.98	7.31	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.23	9.39	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.30	6.50	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.94	6.24	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.53	6.64	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.07	6.13	0.00

Table 7 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E and GMDB Rider with 6% Roll-Up Base Contract with 1.10% M&E and GMDB Rider with 3% Roll-Up
Adaptive Allocation Portfolio	9.59	7.73	0.00
AIM V.I. Basic Value Series II	10.57	4.99	0.00
AIM V.I. Global Real Estate Series II	11.80	6.41	0.00
AIM V.I. International Growth Series II	12.39	7.24	0.00
AIM V.I. Mid Cap Core Equity Series II	11.16	7.82	0.00
Alger American SmallCap Growth Portfolio	16.23	8.51	0.00
American Century VP Income & Growth Fund	11.89	7.63	0.00
American Century VP International Fund	16.34	8.85	0.00
American Century VP Large Company Value Fund	11.84	7.28	0.00
American Century VP Mid Cap Value Fund	12.17	9.02	0.00
American Century VP Ultra Fund	11.27	6.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.35	4.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	6.99	0.00
DireXion Dynamic HY Bond Fund	9.81	8.68	0.00
DireXion Evolution Managed Bond Fund	10.08	10.22	0.00
DireXion Evolution Managed Equity Fund	9.95	7.20	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.11	7.14	0.00
Dreyfus VIF Appreciation Portfolio	11.71	8.09	0.00
Dreyfus VIF International Value Portfolio	10.81	6.64	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.60	6.22	0.00
PIMCO VIT All Asset Portfolio	11.52	9.52	0.00
PIMCO VIT High Yield Portfolio	10.68	8.02	0.00
PIMCO VIT Low Duration Portfolio	10.78	10.54	0.00
PIMCO VIT Real Return Portfolio	11.01	10.05	0.00
PIMCO VIT Total Return Portfolio	11.04	11.35	0.00
ProFund Access VP High Yield	10.46	9.80	0.00
ProFund VP Asia 30	16.62	8.03	0.00
ProFund VP Banks	7.64	3.98	0.00
ProFund VP Basic Materials	12.73	6.07	0.00
ProFund VP Bear	9.32	12.82	0.00
ProFund VP Biotechnology	9.92	9.93	0.00
ProFund VP Bull	10.96	6.71	0.00
ProFund VP Consumer Goods	11.59	8.34	0.00
ProFund VP Consumer Services	9.73	6.56	0.00
ProFund VP Dow 30	12.53	7.74	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.71	6.44	0.00
ProFund VP Falling U.S. Dollar	9.93	9.26	0.00
ProFund VP Financials	8.73	4.24	0.00
ProFund VP Health Care	11.21	8.34	0.00
ProFund VP Industrials	11.02	6.44	0.00
ProFund VP International	9.76	5.33	0.00
ProFund VP Internet	10.82	5.87	0.00
ProFund VP Japan	9.14	5.31	0.00
ProFund VP Large-Cap Growth	11.17	7.08	0.00
ProFund VP Large-Cap Value	10.72	6.27	0.00
ProFund VP Mid-Cap	9.99	6.05	0.00
ProFund VP Mid-Cap Growth	10.65	6.40	0.00
ProFund VP Mid-Cap Value	9.98	6.25	0.00
ProFund VP Money Market	10.34	10.25	0.00
ProFund VP NASDAQ-100	11.81	6.68	0.00
ProFund VP Oil & Gas	13.46	8.34	0.00
ProFund VP Pharmaceuticals	10.98	8.68	0.00
ProFund VP Precious Metals	10.41	7.08	0.00
ProFund VP Real Estate	9.45	5.45	0.00
ProFund VP Rising Rates Opportunity	8.62	5.26	0.00
ProFund VP Semiconductor	9.55	4.71	0.00
ProFund VP Short Dow 30	8.89	10.96	0.00
ProFund VP Short Emerging Markets	9.88	12.83	0.00
ProFund VP Short International	10.21	13.87	0.00
ProFund VP Short Mid-Cap	9.74	12.62	0.00
ProFund VP Short NASDAQ-100	8.56	12.46	0.00
ProFund VP Short Small-Cap	10.05	12.25	0.00
ProFund VP Small-Cap	9.68	6.14	0.00
ProFund VP Small-Cap Growth	9.98	6.47	0.00
ProFund VP Small-Cap Value	9.31	6.34	0.00
ProFund VP Technology	11.65	6.37	0.00
ProFund VP Telecommunications	12.61	8.13	0.00
ProFund VP U.S. Government Plus	11.86	17.45	0.00
ProFund VP UltraBull	11.20	3.59	0.00
ProFund VP UltraMid-Cap	9.85	3.15	0.00
ProFund VP UltraNASDAQ-100	12.78	3.42	0.00
ProFund VP UltraShort Dow 30	10.00	13.69	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.55	0.00
ProFund VP UltraSmall-Cap	8.51	2.83	0.00
ProFund VP Utilities	13.43	9.15	0.00
Rydex VT Dow 2x Strategy Fund	12.36	4.65	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.64	12.08	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.74	3.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	3.52	0.00
Rydex VT U.S. Government Money Market Fund	10.43	10.37	0.00
Van Eck Worldwide Hard Assets Fund	14.14	7.46	0.00
Van Kampen LIT Growth and Income Portfolio	10.97	7.30	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.23	9.38	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.28	6.50	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.93	6.23	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.52	6.63	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.06	6.13	0.00

Table 8 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E and 3% Extra Credit Rider Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.58	7.72	0.00
AIM V.I. Basic Value Series II	10.56	4.99	0.00
AIM V.I. Global Real Estate Series II	11.79	6.40	0.00
AIM V.I. International Growth Series II	12.38	7.23	4748.85
AIM V.I. Mid Cap Core Equity Series II	11.15	7.81	0.00
Alger American SmallCap Growth Portfolio	18.64	9.78	3221.32
American Century VP Income & Growth Fund	12.91	8.28	0.00
American Century VP International Fund	18.14	9.82	710.84
American Century VP Large Company Value Fund	11.82	7.27	219.11
American Century VP Mid Cap Value Fund	12.15	9.01	4097.90
American Century VP Ultra Fund	11.26	6.45	738.49
Credit Suisse Trust - Global Small Cap Portfolio	9.34	4.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	6.98	4685.06
DireXion Dynamic HY Bond Fund	9.81	8.67	0.00
DireXion Evolution Managed Bond Fund	10.07	10.21	0.00
DireXion Evolution Managed Equity Fund	9.94	7.19	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.10	7.13	0.00
Dreyfus VIF Appreciation Portfolio	11.70	8.08	0.00
Dreyfus VIF International Value Portfolio	10.80	6.63	269.40
Goldman Sachs VIT Structured Small Cap Equity Fund	9.58	6.21	0.00
PIMCO VIT All Asset Portfolio	11.51	9.51	0.00
PIMCO VIT High Yield Portfolio	10.67	8.01	196.87
PIMCO VIT Low Duration Portfolio	10.77	10.52	1747.66
PIMCO VIT Real Return Portfolio	11.01	10.04	0.00
PIMCO VIT Total Return Portfolio	11.03	11.34	1215.61
ProFund Access VP High Yield	10.45	9.79	0.00
ProFund VP Asia 30	16.61	8.02	0.00
ProFund VP Banks	7.63	3.98	0.00
ProFund VP Basic Materials	12.72	6.07	0.00
ProFund VP Bear	9.31	12.80	118.47
ProFund VP Biotechnology	9.91	9.91	153.03
ProFund VP Bull	10.95	6.70	0.00
ProFund VP Consumer Goods	11.58	8.33	0.00
ProFund VP Consumer Services	9.72	6.55	0.00
ProFund VP Dow 30	12.52	7.72	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.70	6.43	349.65
ProFund VP Falling U.S. Dollar	9.93	9.25	0.00
ProFund VP Financials	8.72	4.24	315.19
ProFund VP Health Care	11.20	8.33	182.40
ProFund VP Industrials	11.01	6.43	0.00
ProFund VP International	9.76	5.33	0.00
ProFund VP Internet	10.82	5.86	0.00
ProFund VP Japan	9.13	5.30	0.00
ProFund VP Large-Cap Growth	11.16	7.07	956.80
ProFund VP Large-Cap Value	10.71	6.26	1312.92
ProFund VP Mid-Cap	9.99	6.05	0.00
ProFund VP Mid-Cap Growth	10.64	6.39	0.00
ProFund VP Mid-Cap Value	9.97	6.24	0.00
ProFund VP Money Market	10.33	10.23	7020.48
ProFund VP NASDAQ-100	11.80	6.67	0.00
ProFund VP Oil & Gas	13.45	8.33	0.00
ProFund VP Pharmaceuticals	10.97	8.67	0.00
ProFund VP Precious Metals	10.40	7.07	228.42
ProFund VP Real Estate	9.44	5.44	0.00
ProFund VP Rising Rates Opportunity	8.62	5.25	0.00
ProFund VP Semiconductor	9.54	4.70	0.00
ProFund VP Short Dow 30	8.88	10.94	0.00
ProFund VP Short Emerging Markets	9.88	12.83	0.00
ProFund VP Short International	10.21	13.86	0.00
ProFund VP Short Mid-Cap	9.73	12.60	0.00
ProFund VP Short NASDAQ-100	8.55	12.44	124.42
ProFund VP Short Small-Cap	10.04	12.24	0.00
ProFund VP Small-Cap	9.67	6.13	259.10
ProFund VP Small-Cap Growth	9.97	6.46	0.00
ProFund VP Small-Cap Value	9.30	6.33	0.00
ProFund VP Technology	11.64	6.36	0.00
ProFund VP Telecommunications	12.60	8.12	0.00
ProFund VP U.S. Government Plus	11.85	17.43	438.49
ProFund VP UltraBull	11.19	3.58	0.00
ProFund VP UltraMid-Cap	9.85	3.14	488.99
ProFund VP UltraNASDAQ-100	12.76	3.42	0.00
ProFund VP UltraShort Dow 30	9.99	13.68	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.54	0.00
ProFund VP UltraSmall-Cap	8.50	2.82	693.84
ProFund VP Utilities	13.42	9.13	178.63
Rydex VT Dow 2x Strategy Fund	12.35	4.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.64	12.07	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.73	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.17	3.51	0.00
Rydex VT U.S. Government Money Market Fund	9.99	9.92	0.00
Van Eck Worldwide Hard Assets Fund	14.13	7.45	302.83
Van Kampen LIT Growth and Income Portfolio	10.96	7.29	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.22	9.37	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.27	6.49	381.62
Van Kampen UIF Mid Cap Growth Portfolio	11.92	6.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.51	6.62	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.06	6.12	0.00

Table 9 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E and Estate Planning Rider

Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.55	4.98	0.00
AIM V.I. Global Real Estate Series II	11.78	6.39	0.00
AIM V.I. International Growth Series II	12.37	7.22	140.68
AIM V.I. Mid Cap Core Equity Series II	11.14	7.80	0.00
Alger American SmallCap Growth Portfolio	14.47	7.59	0.00
American Century VP Income & Growth Fund	11.36	7.28	0.00
American Century VP International Fund	15.21	8.23	0.00
American Century VP Large Company Value Fund	11.65	7.16	0.00
American Century VP Mid Cap Value Fund	11.53	8.54	0.00
American Century VP Ultra Fund	11.53	6.61	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.33	4.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	6.97	0.00
DireXion Dynamic HY Bond Fund	9.80	8.66	0.00
DireXion Evolution Managed Bond Fund	10.07	10.19	0.00
DireXion Evolution Managed Equity Fund	9.93	7.18	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.09	7.12	0.00
Dreyfus VIF Appreciation Portfolio	11.69	8.07	0.00
Dreyfus VIF International Value Portfolio	10.79	6.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.12	5.90	0.00
PIMCO VIT All Asset Portfolio	11.50	9.49	0.00
PIMCO VIT High Yield Portfolio	10.66	7.99	0.00
PIMCO VIT Low Duration Portfolio	10.76	10.51	479.57
PIMCO VIT Real Return Portfolio	11.00	10.02	492.88
PIMCO VIT Total Return Portfolio	11.02	11.32	443.48
ProFund Access VP High Yield	10.44	9.78	0.00
ProFund VP Asia 30	16.59	8.01	0.00
ProFund VP Banks	7.63	3.97	0.00
ProFund VP Basic Materials	12.70	6.06	0.00
ProFund VP Bear	9.31	12.78	0.00
ProFund VP Biotechnology	9.90	9.90	0.00
ProFund VP Bull	10.94	6.70	0.00
ProFund VP Consumer Goods	11.57	8.32	0.00
ProFund VP Consumer Services	9.72	6.54	0.00
ProFund VP Dow 30	12.51	7.71	0.00
ProFund VP Emerging Markets	10.08	4.94	0.00
ProFund VP Europe 30	11.69	6.42	152.54
ProFund VP Falling U.S. Dollar	9.93	9.25	0.00
ProFund VP Financials	8.72	4.23	0.00
ProFund VP Health Care	11.19	8.32	0.00
ProFund VP Industrials	11.00	6.42	153.19
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.81	5.85	0.00
ProFund VP Japan	9.12	5.30	0.00
ProFund VP Large-Cap Growth	11.15	7.06	0.00
ProFund VP Large-Cap Value	10.70	6.25	0.00
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.63	6.39	0.00
ProFund VP Mid-Cap Value	9.96	6.23	0.00
ProFund VP Money Market	10.32	10.22	18027.43
ProFund VP NASDAQ-100	11.79	6.66	0.00
ProFund VP Oil & Gas	13.44	8.32	0.00
ProFund VP Pharmaceuticals	10.96	8.66	0.00
ProFund VP Precious Metals	10.39	7.06	0.00
ProFund VP Real Estate	9.43	5.44	0.00
ProFund VP Rising Rates Opportunity	8.61	5.24	0.00
ProFund VP Semiconductor	9.53	4.70	0.00
ProFund VP Short Dow 30	8.87	10.93	0.00
ProFund VP Short Emerging Markets	9.88	12.82	0.00
ProFund VP Short International	10.21	13.86	0.00
ProFund VP Short Mid-Cap	9.73	12.59	0.00
ProFund VP Short NASDAQ-100	8.54	12.42	0.00
ProFund VP Short Small-Cap	10.03	12.22	0.00
ProFund VP Small-Cap	9.66	6.13	0.00
ProFund VP Small-Cap Growth	9.96	6.45	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.63	6.35	151.55
ProFund VP Telecommunications	12.59	8.11	0.00
ProFund VP U.S. Government Plus	11.84	17.40	0.00
ProFund VP UltraBull	11.18	3.58	0.00
ProFund VP UltraMid-Cap	9.84	3.14	0.00
ProFund VP UltraNASDAQ-100	12.75	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.53	0.00
ProFund VP UltraSmall-Cap	8.49	2.82	0.00
ProFund VP Utilities	13.41	9.12	0.00
Rydex VT Dow 2x Strategy Fund	12.34	4.64	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.05	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.72	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.16	3.51	0.00
Rydex VT U.S. Government Money Market Fund	10.42	10.35	0.00
Van Eck Worldwide Hard Assets Fund	14.12	7.44	0.00
Van Kampen LIT Growth and Income Portfolio	10.95	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.21	9.35	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.26	6.48	133.20
Van Kampen UIF Mid Cap Growth Portfolio	11.91	6.22	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.50	6.61	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.05	6.11	0.00

Table 10 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.95% M&E and 3% Extra Credit Rider
Adaptive Allocation Portfolio	9.58	7.71	0.00
AIM V.I. Basic Value Series II	10.54	4.97	0.00
AIM V.I. Global Real Estate Series II	11.77	6.39	426.61
AIM V.I. International Growth Series II	12.36	7.21	0.00
AIM V.I. Mid Cap Core Equity Series II	11.13	7.79	0.00
Alger American SmallCap Growth Portfolio	18.53	9.71	0.00
American Century VP Income & Growth Fund	12.83	8.22	5393.40
American Century VP International Fund	18.03	9.75	0.00
American Century VP Large Company Value Fund	11.79	7.24	0.00
American Century VP Mid Cap Value Fund	12.11	8.97	0.00
American Century VP Ultra Fund	11.22	6.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	6.96	0.00
DireXion Dynamic HY Bond Fund	9.79	8.65	1434.14
DireXion Evolution Managed Bond Fund	10.06	10.18	0.00
DireXion Evolution Managed Equity Fund	9.92	7.17	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.08	7.11	0.00
Dreyfus VIF Appreciation Portfolio	11.68	8.06	0.00
Dreyfus VIF International Value Portfolio	10.78	6.61	532.78
Goldman Sachs VIT Structured Small Cap Equity Fund	9.56	6.18	0.00
PIMCO VIT All Asset Portfolio	11.49	9.48	4653.97
PIMCO VIT High Yield Portfolio	10.65	7.98	0.00
PIMCO VIT Low Duration Portfolio	10.75	10.50	1181.36
PIMCO VIT Real Return Portfolio	10.99	10.01	1214.14
PIMCO VIT Total Return Portfolio	11.01	11.31	10040.77
ProFund Access VP High Yield	10.44	9.76	2861.02
ProFund VP Asia 30	16.58	8.00	103670.83
ProFund VP Banks	7.62	3.97	0.00
ProFund VP Basic Materials	12.69	6.05	0.00
ProFund VP Bear	9.30	12.76	3292.95
ProFund VP Biotechnology	9.89	9.89	0.00
ProFund VP Bull	10.93	6.69	0.00
ProFund VP Consumer Goods	11.56	8.31	0.00
ProFund VP Consumer Services	9.71	6.54	0.00
ProFund VP Dow 30	12.50	7.70	0.00
ProFund VP Emerging Markets	10.08	4.94	126073.42
ProFund VP Europe 30	11.68	6.42	0.00
ProFund VP Falling U.S. Dollar	9.93	9.24	3976.71
ProFund VP Financials	8.71	4.23	0.00
ProFund VP Health Care	11.18	8.31	0.00
ProFund VP Industrials	10.99	6.42	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.80	5.84	0.00
ProFund VP Japan	9.11	5.29	62766.34
ProFund VP Large-Cap Growth	11.14	7.05	12053.18
ProFund VP Large-Cap Value	10.69	6.25	8186.16
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.62	6.38	3063.78
ProFund VP Mid-Cap Value	9.95	6.22	3131.41
ProFund VP Money Market	10.31	10.20	200612.46
ProFund VP NASDAQ-100	11.78	6.65	0.00
ProFund VP Oil & Gas	13.43	8.31	0.00
ProFund VP Pharmaceuticals	10.95	8.65	0.00
ProFund VP Precious Metals	10.38	7.05	0.00
ProFund VP Real Estate	9.42	5.43	0.00
ProFund VP Rising Rates Opportunity	8.60	5.23	1541.33
ProFund VP Semiconductor	9.52	4.69	0.00
ProFund VP Short Dow 30	8.86	10.91	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.85	0.00
ProFund VP Short Mid-Cap	9.72	12.57	0.00
ProFund VP Short NASDAQ-100	8.53	12.41	0.00
ProFund VP Short Small-Cap	10.03	12.20	0.00
ProFund VP Small-Cap	9.65	6.12	0.00
ProFund VP Small-Cap Growth	9.95	6.44	0.00
ProFund VP Small-Cap Value	9.29	6.32	0.00
ProFund VP Technology	11.62	6.34	0.00
ProFund VP Telecommunications	12.58	8.09	0.00
ProFund VP U.S. Government Plus	11.83	17.38	0.00
ProFund VP UltraBull	11.17	3.57	0.00
ProFund VP UltraMid-Cap	9.83	3.14	11340.73
ProFund VP UltraNASDAQ-100	12.74	3.41	0.00
ProFund VP UltraShort Dow 30	9.99	13.67	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.52	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	3570.35
ProFund VP Utilities	13.40	9.11	0.00
Rydex VT Dow 2x Strategy Fund	12.33	4.63	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.63	12.03	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.71	3.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.15	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.93	9.86	0.00
Van Eck Worldwide Hard Assets Fund	14.10	7.43	530.22
Van Kampen LIT Growth and Income Portfolio	10.94	7.28	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.20	9.34	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.25	6.47	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.90	6.21	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.49	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.04	6.10	0.00

Table 11 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E and 4% Extra Credit Rider Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
Adaptive Allocation Portfolio	9.58	7.70	0.00
AIM V.I. Basic Value Series II	10.53	4.97	503.73
AIM V.I. Global Real Estate Series II	11.76	6.38	411.88
AIM V.I. International Growth Series II	12.35	7.20	1634.39
AIM V.I. Mid Cap Core Equity Series II	11.12	7.78	1784.25
Alger American SmallCap Growth Portfolio	24.36	12.75	0.00
American Century VP Income & Growth Fund	15.83	10.13	327.46
American Century VP International Fund	21.31	11.51	10205.98
American Century VP Large Company Value Fund	11.77	7.22	4168.74
American Century VP Mid Cap Value Fund	12.09	8.95	10956.09
American Century VP Ultra Fund	11.21	6.41	13413.70
Credit Suisse Trust - Global Small Cap Portfolio	9.32	4.86	529.39
Credit Suisse Trust - Large Cap Value Portfolio	11.11	6.95	477.78
DireXion Dynamic HY Bond Fund	9.78	8.63	0.00
DireXion Evolution Managed Bond Fund	10.05	10.17	0.00
DireXion Evolution Managed Equity Fund	9.91	7.16	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.07	7.10	0.00
Dreyfus VIF Appreciation Portfolio	11.67	8.04	1386.99
Dreyfus VIF International Value Portfolio	10.77	6.61	3664.11
Goldman Sachs VIT Structured Small Cap Equity Fund	9.54	6.17	1940.40
PIMCO VIT All Asset Portfolio	11.48	9.47	29167.79
PIMCO VIT High Yield Portfolio	10.64	7.97	2944.69
PIMCO VIT Low Duration Portfolio	10.74	10.48	8058.28
PIMCO VIT Real Return Portfolio	10.98	10.00	33104.12
PIMCO VIT Total Return Portfolio	11.00	11.29	8773.69
ProFund Access VP High Yield	10.43	9.75	0.00
ProFund VP Asia 30	16.56	7.99	1939.60
ProFund VP Banks	7.61	3.96	0.00
ProFund VP Basic Materials	12.68	6.04	2153.85
ProFund VP Bear	9.29	12.75	0.00
ProFund VP Biotechnology	9.89	9.87	581.33
ProFund VP Bull	10.92	6.68	0.00
ProFund VP Consumer Goods	11.55	8.30	0.00
ProFund VP Consumer Services	9.70	6.53	0.00
ProFund VP Dow 30	12.48	7.69	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.67	6.41	0.00
ProFund VP Falling U.S. Dollar	9.93	9.24	0.00
ProFund VP Financials	8.70	4.22	4184.92
ProFund VP Health Care	11.17	8.30	0.00
ProFund VP Industrials	10.98	6.41	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.79	5.84	0.00
ProFund VP Japan	9.11	5.28	0.00
ProFund VP Large-Cap Growth	11.13	7.04	15574.83
ProFund VP Large-Cap Value	10.68	6.24	17013.14
ProFund VP Mid-Cap	9.99	6.04	0.00
ProFund VP Mid-Cap Growth	10.61	6.37	0.00
ProFund VP Mid-Cap Value	9.94	6.21	0.00
ProFund VP Money Market	10.31	10.19	44892.26
ProFund VP NASDAQ-100	11.77	6.64	0.00
ProFund VP Oil & Gas	13.41	8.29	2082.27
ProFund VP Pharmaceuticals	10.94	8.64	0.00
ProFund VP Precious Metals	10.37	7.04	7168.32
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.23	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.86	10.90	0.00
ProFund VP Short Emerging Markets	9.88	12.81	0.00
ProFund VP Short International	10.21	13.84	0.00
ProFund VP Short Mid-Cap	9.71	12.55	0.00
ProFund VP Short NASDAQ-100	8.53	12.39	0.00
ProFund VP Short Small-Cap	10.02	12.19	0.00
ProFund VP Small-Cap	9.64	6.11	0.00
ProFund VP Small-Cap Growth	9.94	6.43	0.00
ProFund VP Small-Cap Value	9.28	6.31	0.00
ProFund VP Technology	11.61	6.34	0.00
ProFund VP Telecommunications	12.57	8.08	0.00
ProFund VP U.S. Government Plus	11.82	17.36	6213.83
ProFund VP UltraBull	11.16	3.57	0.00
ProFund VP UltraMid-Cap	9.82	3.13	8601.03
ProFund VP UltraNASDAQ-100	12.73	3.40	34833.52
ProFund VP UltraShort Dow 30	9.99	13.66	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.51	0.00
ProFund VP UltraSmall-Cap	8.48	2.81	6952.31
ProFund VP Utilities	13.39	9.10	0.00
Rydex VT Dow 2x Strategy Fund	12.32	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.62	12.02	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.70	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.14	3.50	0.00
Rydex VT U.S. Government Money Market Fund	9.98	9.89	0.00
Van Eck Worldwide Hard Assets Fund	14.09	7.42	25697.58
Van Kampen LIT Growth and Income Portfolio	10.93	7.27	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.19	9.33	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.23	6.46	8861.85
Van Kampen UIF Mid Cap Growth Portfolio	11.89	6.20	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.48	6.60	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.03	6.09	0.00

Table 12 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract 1.10% and GMDB Rider with 6% Roll-Up
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.52	4.96	0.00
AIM V.I. Global Real Estate Series II	11.75	6.37	0.00
AIM V.I. International Growth Series II	12.34	7.19	2749.14
AIM V.I. Mid Cap Core Equity Series II	11.11	7.77	0.00
Alger American SmallCap Growth Portfolio	15.65	8.19	0.00
American Century VP Income & Growth Fund	11.36	7.27	1152.23
American Century VP International Fund	15.45	8.34	0.00
American Century VP Large Company Value Fund	11.66	7.15	0.00
American Century VP Mid Cap Value Fund	12.08	8.94	0.00
American Century VP Ultra Fund	11.49	6.57	1423.83
Credit Suisse Trust - Global Small Cap Portfolio	9.31	4.86	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	6.94	2621.16
DireXion Dynamic HY Bond Fund	9.77	8.62	0.00
DireXion Evolution Managed Bond Fund	10.04	10.15	0.00
DireXion Evolution Managed Equity Fund	9.91	7.15	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.06	7.09	0.00
Dreyfus VIF Appreciation Portfolio	11.66	8.03	0.00
Dreyfus VIF International Value Portfolio	10.76	6.60	2762.60
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.12	0.00
PIMCO VIT All Asset Portfolio	11.47	9.46	881.69
PIMCO VIT High Yield Portfolio	10.63	7.96	2630.89
PIMCO VIT Low Duration Portfolio	10.73	10.47	2633.67
PIMCO VIT Real Return Portfolio	10.97	9.98	2601.71
PIMCO VIT Total Return Portfolio	10.99	11.28	747.93
ProFund Access VP High Yield	10.42	9.74	0.00
ProFund VP Asia 30	16.55	7.98	6252.18
ProFund VP Banks	7.61	3.96	1281.56
ProFund VP Basic Materials	12.67	6.03	0.00
ProFund VP Bear	9.28	12.73	506.23
ProFund VP Biotechnology	9.88	9.86	287.93
ProFund VP Bull	10.92	6.67	0.00
ProFund VP Consumer Goods	11.54	8.29	0.00
ProFund VP Consumer Services	9.69	6.52	0.00
ProFund VP Dow 30	12.47	7.68	0.00
ProFund VP Emerging Markets	10.08	4.93	4725.72
ProFund VP Europe 30	11.66	6.40	0.00
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	1280.00
ProFund VP Health Care	11.16	8.28	343.78
ProFund VP Industrials	10.97	6.40	0.00
ProFund VP International	9.76	5.32	0.00
ProFund VP Internet	10.78	5.83	0.00
ProFund VP Japan	9.10	5.28	2394.71
ProFund VP Large-Cap Growth	11.13	7.03	0.00
ProFund VP Large-Cap Value	10.67	6.23	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.36	1439.64
ProFund VP Mid-Cap Value	9.94	6.20	2817.47
ProFund VP Money Market	10.30	10.18	34967.58
ProFund VP NASDAQ-100	11.76	6.63	0.00
ProFund VP Oil & Gas	13.40	8.28	0.00
ProFund VP Pharmaceuticals	10.93	8.62	0.00
ProFund VP Precious Metals	10.37	7.03	1388.64
ProFund VP Real Estate	9.41	5.42	0.00
ProFund VP Rising Rates Opportunity	8.59	5.22	0.00
ProFund VP Semiconductor	9.51	4.68	0.00
ProFund VP Short Dow 30	8.85	10.89	0.00
ProFund VP Short Emerging Markets	9.88	12.80	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.70	12.54	0.00
ProFund VP Short NASDAQ-100	8.52	12.37	0.00
ProFund VP Short Small-Cap	10.01	12.17	0.00
ProFund VP Small-Cap	9.64	6.10	1410.60
ProFund VP Small-Cap Growth	9.94	6.42	0.00
ProFund VP Small-Cap Value	9.27	6.30	1393.27
ProFund VP Technology	11.60	6.33	1466.11
ProFund VP Telecommunications	12.56	8.07	0.00
ProFund VP U.S. Government Plus	11.81	17.33	0.00
ProFund VP UltraBull	11.15	3.56	6366.15
ProFund VP UltraMid-Cap	9.81	3.13	1978.31
ProFund VP UltraNASDAQ-100	12.72	3.40	824.46
ProFund VP UltraShort Dow 30	9.99	13.65	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.50	0.00
ProFund VP UltraSmall-Cap	8.47	2.81	2207.04
ProFund VP Utilities	13.38	9.09	307.87
Rydex VT Dow 2x Strategy Fund	12.31	4.62	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	12.00	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.68	3.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.13	3.49	0.00
Rydex VT U.S. Government Money Market Fund	10.38	10.29	3079.40
Van Eck Worldwide Hard Assets Fund	14.08	7.41	0.00
Van Kampen LIT Growth and Income Portfolio	10.92	7.26	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.18	9.32	1311.80
Van Kampen UIF Emerging Markets Equity Portfolio	15.22	6.45	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.88	6.19	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.47	6.59	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.02	6.08	1180.72

Table 13 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 0.95% M&E and 4% Extra Credit Rider Base Contract with 1.10% M&E and 3% Extra Credit Rider
Adaptive Allocation Portfolio	9.57	7.69	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.36	1515.86
AIM V.I. International Growth Series II	12.33	7.18	1446.12
AIM V.I. Mid Cap Core Equity Series II	11.10	7.76	1972.11
Alger American SmallCap Growth Portfolio	18.37	9.61	612.39
American Century VP Income & Growth Fund	12.72	8.13	3269.53
American Century VP International Fund	17.88	9.65	15453.28
American Century VP Large Company Value Fund	11.73	7.19	1820.72
American Century VP Mid Cap Value Fund	12.06	8.92	1655.86
American Century VP Ultra Fund	11.17	6.39	6135.24
Credit Suisse Trust - Global Small Cap Portfolio	9.30	4.85	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	6.93	0.00
DireXion Dynamic HY Bond Fund	9.76	8.61	0.00
DireXion Evolution Managed Bond Fund	10.03	10.14	0.00
DireXion Evolution Managed Equity Fund	9.90	7.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.05	7.08	0.00
Dreyfus VIF Appreciation Portfolio	11.65	8.02	550.76
Dreyfus VIF International Value Portfolio	10.76	6.59	1487.27
Goldman Sachs VIT Structured Small Cap Equity Fund	9.51	6.15	758.02
PIMCO VIT All Asset Portfolio	11.46	9.44	0.00
PIMCO VIT High Yield Portfolio	10.62	7.95	1151.83
PIMCO VIT Low Duration Portfolio	10.73	10.45	57.85
PIMCO VIT Real Return Portfolio	10.96	9.97	59.46
PIMCO VIT Total Return Portfolio	10.98	11.26	3610.87
ProFund Access VP High Yield	10.41	9.72	0.00
ProFund VP Asia 30	16.54	7.97	2222.24
ProFund VP Banks	7.60	3.95	4678.79
ProFund VP Basic Materials	12.66	6.03	0.00
ProFund VP Bear	9.28	12.71	0.00
ProFund VP Biotechnology	9.87	9.85	0.00
ProFund VP Bull	10.91	6.66	0.00
ProFund VP Consumer Goods	11.53	8.28	0.00
ProFund VP Consumer Services	9.68	6.51	0.00
ProFund VP Dow 30	12.46	7.67	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.65	6.39	1964.23
ProFund VP Falling U.S. Dollar	9.93	9.23	0.00
ProFund VP Financials	8.69	4.21	1805.79
ProFund VP Health Care	11.15	8.27	2713.83
ProFund VP Industrials	10.96	6.39	0.00
ProFund VP International	9.76	5.31	0.00
ProFund VP Internet	10.77	5.82	988.11
ProFund VP Japan	9.09	5.27	0.00
ProFund VP Large-Cap Growth	11.12	7.02	11979.14
ProFund VP Large-Cap Value	10.67	6.22	8382.56
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.60	6.35	0.00
ProFund VP Mid-Cap Value	9.93	6.20	968.09
ProFund VP Money Market	10.29	10.16	157054.15
ProFund VP NASDAQ-100	11.75	6.62	0.00
ProFund VP Oil & Gas	13.39	8.27	1920.73
ProFund VP Pharmaceuticals	10.92	8.61	939.07
ProFund VP Precious Metals	10.36	7.03	0.00
ProFund VP Real Estate	9.40	5.41	0.00
ProFund VP Rising Rates Opportunity	8.58	5.21	0.00
ProFund VP Semiconductor	9.50	4.67	0.00
ProFund VP Short Dow 30	8.84	10.87	0.00
ProFund VP Short Emerging Markets	9.88	12.79	0.00
ProFund VP Short International	10.21	13.83	0.00
ProFund VP Short Mid-Cap	9.69	12.52	0.00
ProFund VP Short NASDAQ-100	8.51	12.36	0.00
ProFund VP Short Small-Cap	10.00	12.16	0.00
ProFund VP Small-Cap	9.63	6.09	2022.26
ProFund VP Small-Cap Growth	9.93	6.42	1009.21
ProFund VP Small-Cap Value	9.26	6.29	5463.63
ProFund VP Technology	11.59	6.32	1003.29
ProFund VP Telecommunications	12.55	8.06	0.00
ProFund VP U.S. Government Plus	11.80	17.31	2874.86
ProFund VP UltraBull	11.14	3.56	0.00
ProFund VP UltraMid-Cap	9.80	3.12	2746.76
ProFund VP UltraNASDAQ-100	12.71	3.39	30554.70
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	2939.71
ProFund VP Utilities	13.36	9.07	0.00
Rydex VT Dow 2x Strategy Fund	12.30	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.61	11.98	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.67	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.49	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.76	0.00
Van Eck Worldwide Hard Assets Fund	14.07	7.40	3202.02
Van Kampen LIT Growth and Income Portfolio	10.91	7.25	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.17	9.30	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.21	6.44	4664.16
Van Kampen UIF Mid Cap Growth Portfolio	11.87	6.18	2087.77
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.46	6.58	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.08	0.00

Table 14 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E and 5% Extra Credit Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.57	7.68	0.00
AIM V.I. Basic Value Series II	10.51	4.95	0.00
AIM V.I. Global Real Estate Series II	11.74	6.35	0.00
AIM V.I. International Growth Series II	12.32	7.17	0.00
AIM V.I. Mid Cap Core Equity Series II	11.10	7.75	0.00
Alger American SmallCap Growth Portfolio	16.05	8.39	0.00
American Century VP Income & Growth Fund	11.76	7.52	30071.70
American Century VP International Fund	16.16	8.72	0.00
American Century VP Large Company Value Fund	11.72	7.18	0.00
American Century VP Mid Cap Value Fund	12.04	8.90	0.00
American Century VP Ultra Fund	11.16	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.29	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	6.92	0.00
DireXion Dynamic HY Bond Fund	9.76	8.60	0.00
DireXion Evolution Managed Bond Fund	10.02	10.12	0.00
DireXion Evolution Managed Equity Fund	9.89	7.13	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.07	0.00
Dreyfus VIF Appreciation Portfolio	11.64	8.01	0.00
Dreyfus VIF International Value Portfolio	10.75	6.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.50	6.14	0.00
PIMCO VIT All Asset Portfolio	11.45	9.43	23841.45
PIMCO VIT High Yield Portfolio	10.61	7.94	0.00
PIMCO VIT Low Duration Portfolio	10.72	10.44	2079.09
PIMCO VIT Real Return Portfolio	10.95	9.96	1989.78
PIMCO VIT Total Return Portfolio	10.97	11.25	22223.81
ProFund Access VP High Yield	10.40	9.71	0.00
ProFund VP Asia 30	16.52	7.96	0.00
ProFund VP Banks	7.59	3.95	0.00
ProFund VP Basic Materials	12.65	6.02	0.00
ProFund VP Bear	9.27	12.70	17702.89
ProFund VP Biotechnology	9.86	9.83	0.00
ProFund VP Bull	10.90	6.65	0.00
ProFund VP Consumer Goods	11.52	8.27	0.00
ProFund VP Consumer Services	9.68	6.50	0.00
ProFund VP Dow 30	12.45	7.66	0.00
ProFund VP Emerging Markets	10.08	4.93	0.00
ProFund VP Europe 30	11.64	6.38	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	0.00
ProFund VP Financials	8.68	4.20	0.00
ProFund VP Health Care	11.15	8.26	0.00
ProFund VP Industrials	10.95	6.38	0.00
ProFund VP International	9.75	5.31	0.00
ProFund VP Internet	10.76	5.81	0.00
ProFund VP Japan	9.08	5.26	0.00
ProFund VP Large-Cap Growth	11.11	7.01	0.00
ProFund VP Large-Cap Value	10.66	6.21	0.00
ProFund VP Mid-Cap	9.99	6.03	0.00
ProFund VP Mid-Cap Growth	10.59	6.34	0.00
ProFund VP Mid-Cap Value	9.92	6.19	0.00
ProFund VP Money Market	10.28	10.15	187850.22
ProFund VP NASDAQ-100	11.74	6.61	0.00
ProFund VP Oil & Gas	13.38	8.26	0.00
ProFund VP Pharmaceuticals	10.91	8.60	0.00
ProFund VP Precious Metals	10.35	7.02	0.00
ProFund VP Real Estate	9.39	5.40	0.00
ProFund VP Rising Rates Opportunity	8.57	5.21	0.00
ProFund VP Semiconductor	9.49	4.67	0.00
ProFund VP Short Dow 30	8.83	10.86	3851.43
ProFund VP Short Emerging Markets	9.87	12.79	0.00
ProFund VP Short International	10.21	13.82	0.00
ProFund VP Short Mid-Cap	9.69	12.50	0.00
ProFund VP Short NASDAQ-100	8.51	12.34	0.00
ProFund VP Short Small-Cap	9.99	12.14	0.00
ProFund VP Small-Cap	9.62	6.08	0.00
ProFund VP Small-Cap Growth	9.92	6.41	0.00
ProFund VP Small-Cap Value	9.26	6.28	0.00
ProFund VP Technology	11.58	6.31	0.00
ProFund VP Telecommunications	12.54	8.05	0.00
ProFund VP U.S. Government Plus	11.79	17.29	3634.01
ProFund VP UltraBull	11.13	3.55	0.00
ProFund VP UltraMid-Cap	9.80	3.12	0.00
ProFund VP UltraNASDAQ-100	12.70	3.39	0.00
ProFund VP UltraShort Dow 30	9.99	13.64	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.49	0.00
ProFund VP UltraSmall-Cap	8.46	2.80	0.00
ProFund VP Utilities	13.35	9.06	0.00
Rydex VT Dow 2x Strategy Fund	12.29	4.61	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.60	11.97	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.66	3.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.12	3.48	0.00
Rydex VT U.S. Government Money Market Fund	10.32	10.22	0.00
Van Eck Worldwide Hard Assets Fund	14.06	7.39	0.00
Van Kampen LIT Growth and Income Portfolio	10.90	7.24	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.16	9.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.19	6.44	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.86	6.17	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.45	6.57	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.01	6.07	0.00

Table 15 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
Adaptive Allocation Portfolio	9.56	7.68	0.00
AIM V.I. Basic Value Series II	10.50	4.94	0.00
AIM V.I. Global Real Estate Series II	11.73	6.34	0.00
AIM V.I. International Growth Series II	12.31	7.16	1050.84
AIM V.I. Mid Cap Core Equity Series II	11.09	7.74	1482.37
Alger American SmallCap Growth Portfolio	18.26	9.54	0.00
American Century VP Income & Growth Fund	12.65	8.08	383.56
American Century VP International Fund	17.77	9.58	858.22
American Century VP Large Company Value Fund	11.70	7.16	492.83
American Century VP Mid Cap Value Fund	12.02	8.88	0.00
American Century VP Ultra Fund	11.14	6.36	739.24
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.84	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	6.92	646.15
DireXion Dynamic HY Bond Fund	9.75	8.59	0.00
DireXion Evolution Managed Bond Fund	10.02	10.11	0.00
DireXion Evolution Managed Equity Fund	9.88	7.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.04	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.63	8.00	547.68
Dreyfus VIF International Value Portfolio	10.74	6.57	1147.27
Goldman Sachs VIT Structured Small Cap Equity Fund	9.48	6.12	0.00
PIMCO VIT All Asset Portfolio	11.44	9.42	327.49
PIMCO VIT High Yield Portfolio	10.61	7.93	430.44
PIMCO VIT Low Duration Portfolio	10.71	10.43	1035.16
PIMCO VIT Real Return Portfolio	10.94	9.94	931.02
PIMCO VIT Total Return Portfolio	10.96	11.23	1148.72
ProFund Access VP High Yield	10.39	9.70	0.00
ProFund VP Asia 30	16.51	7.95	2155.53
ProFund VP Banks	7.59	3.94	0.00
ProFund VP Basic Materials	12.64	6.01	722.40
ProFund VP Bear	9.26	12.68	4739.18
ProFund VP Biotechnology	9.85	9.82	0.00
ProFund VP Bull	10.89	6.64	0.00
ProFund VP Consumer Goods	11.51	8.25	0.00
ProFund VP Consumer Services	9.67	6.49	0.00
ProFund VP Dow 30	12.44	7.65	0.00
ProFund VP Emerging Markets	10.08	4.92	1075.27
ProFund VP Europe 30	11.63	6.37	0.00
ProFund VP Falling U.S. Dollar	9.92	9.22	691.81
ProFund VP Financials	8.67	4.20	0.00
ProFund VP Health Care	11.14	8.25	0.00
ProFund VP Industrials	10.94	6.37	0.00
ProFund VP International	9.75	5.31	1901.84
ProFund VP Internet	10.75	5.81	0.00
ProFund VP Japan	9.08	5.25	0.00
ProFund VP Large-Cap Growth	11.10	7.00	0.00
ProFund VP Large-Cap Value	10.65	6.20	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.58	6.33	1732.50
ProFund VP Mid-Cap Value	9.91	6.18	700.59
ProFund VP Money Market	10.27	10.14	41961.39
ProFund VP NASDAQ-100	11.73	6.60	0.00
ProFund VP Oil & Gas	13.37	8.25	1589.45
ProFund VP Pharmaceuticals	10.90	8.59	0.00
ProFund VP Precious Metals	10.34	7.01	11298.12
ProFund VP Real Estate	9.38	5.39	0.00
ProFund VP Rising Rates Opportunity	8.57	5.20	0.00
ProFund VP Semiconductor	9.48	4.66	0.00
ProFund VP Short Dow 30	8.83	10.84	0.00
ProFund VP Short Emerging Markets	9.87	12.78	0.00
ProFund VP Short International	10.21	13.81	0.00
ProFund VP Short Mid-Cap	9.68	12.49	0.00
ProFund VP Short NASDAQ-100	8.50	12.32	0.00
ProFund VP Short Small-Cap	9.98	12.12	0.00
ProFund VP Small-Cap	9.61	6.08	0.00
ProFund VP Small-Cap Growth	9.91	6.40	420.37
ProFund VP Small-Cap Value	9.25	6.27	354.23
ProFund VP Technology	11.57	6.30	0.00
ProFund VP Telecommunications	12.53	8.04	0.00
ProFund VP U.S. Government Plus	11.78	17.26	0.00
ProFund VP UltraBull	11.12	3.55	0.00
ProFund VP UltraMid-Cap	9.79	3.12	786.63
ProFund VP UltraNASDAQ-100	12.69	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.63	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.48	0.00
ProFund VP UltraSmall-Cap	8.45	2.80	0.00
ProFund VP Utilities	13.34	9.05	0.00
Rydex VT Dow 2x Strategy Fund	12.28	4.60	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.95	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.65	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.11	3.48	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.69	0.00
Van Eck Worldwide Hard Assets Fund	14.04	7.38	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	7.23	580.82
Van Kampen UIF Emerging Markets Debt Portfolio	11.15	9.28	322.46
Van Kampen UIF Emerging Markets Equity Portfolio	15.18	6.43	628.45
Van Kampen UIF Mid Cap Growth Portfolio	11.85	6.17	381.99
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.44	6.56	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	6.06	304.15

Table 16 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E and 5% Extra Credit Rider

Base Contract with 1.10% M&E and 4% Extra Credit Rider

Adaptive Allocation Portfolio	9.56	7.67	0.00
AIM V.I. Basic Value Series II	10.49	4.93	0.00
AIM V.I. Global Real Estate Series II	11.72	6.33	0.00
AIM V.I. International Growth Series II	12.30	7.15	0.00
AIM V.I. Mid Cap Core Equity Series II	11.08	7.73	0.00
Alger American SmallCap Growth Portfolio	24.04	12.56	0.00
American Century VP Income & Growth Fund	15.63	9.98	1957.52
American Century VP International Fund	21.04	11.34	1796.62
American Century VP Large Company Value Fund	11.68	7.15	709.07
American Century VP Mid Cap Value Fund	12.00	8.86	0.00
American Century VP Ultra Fund	11.12	6.35	2389.60
Credit Suisse Trust - Global Small Cap Portfolio	9.28	4.83	572.18
Credit Suisse Trust - Large Cap Value Portfolio	11.06	6.91	0.00
DireXion Dynamic HY Bond Fund	9.74	8.58	0.00
DireXion Evolution Managed Bond Fund	10.01	10.10	0.00
DireXion Evolution Managed Equity Fund	9.87	7.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.03	7.06	0.00
Dreyfus VIF Appreciation Portfolio	11.62	7.99	214.04
Dreyfus VIF International Value Portfolio	10.73	6.56	578.04
Goldman Sachs VIT Structured Small Cap Equity Fund	9.47	6.11	295.20
PIMCO VIT All Asset Portfolio	11.43	9.41	2088.83
PIMCO VIT High Yield Portfolio	10.60	7.92	447.69
PIMCO VIT Low Duration Portfolio	10.70	10.41	0.00
PIMCO VIT Real Return Portfolio	10.93	9.93	0.00
PIMCO VIT Total Return Portfolio	10.95	11.22	2351.40
ProFund Access VP High Yield	10.38	9.69	0.00
ProFund VP Asia 30	16.50	7.93	1176.37
ProFund VP Banks	7.58	3.94	0.00
ProFund VP Basic Materials	12.63	6.00	0.00
ProFund VP Bear	9.25	12.66	1191.81
ProFund VP Biotechnology	9.84	9.81	431.25
ProFund VP Bull	10.88	6.63	0.00
ProFund VP Consumer Goods	11.50	8.24	0.00
ProFund VP Consumer Services	9.66	6.48	0.00
ProFund VP Dow 30	12.43	7.64	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.62	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	1797.12
ProFund VP Health Care	11.13	8.24	0.00
ProFund VP Industrials	10.93	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.74	5.80	0.00
ProFund VP Japan	9.07	5.25	0.00
ProFund VP Large-Cap Growth	11.09	6.99	2704.71
ProFund VP Large-Cap Value	10.64	6.20	2894.75
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.57	6.33	0.00
ProFund VP Mid-Cap Value	9.90	6.17	0.00
ProFund VP Money Market	10.26	10.12	25191.50
ProFund VP NASDAQ-100	11.72	6.60	0.00
ProFund VP Oil & Gas	13.36	8.24	0.00
ProFund VP Pharmaceuticals	10.90	8.58	0.00
ProFund VP Precious Metals	10.33	7.00	1091.26
ProFund VP Real Estate	9.37	5.39	866.44
ProFund VP Rising Rates Opportunity	8.56	5.19	1797.45
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.82	10.83	0.00
ProFund VP Short Emerging Markets	9.87	12.77	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.67	12.47	0.00
ProFund VP Short NASDAQ-100	8.49	12.31	0.00
ProFund VP Short Small-Cap	9.98	12.11	0.00
ProFund VP Small-Cap	9.60	6.07	0.00
ProFund VP Small-Cap Growth	9.90	6.39	0.00
ProFund VP Small-Cap Value	9.24	6.27	744.93
ProFund VP Technology	11.56	6.29	0.00
ProFund VP Telecommunications	12.52	8.03	0.00
ProFund VP U.S. Government Plus	11.77	17.24	1117.25
ProFund VP UltraBull	11.11	3.54	0.00
ProFund VP UltraMid-Cap	9.78	3.11	4044.69
ProFund VP UltraNASDAQ-100	12.68	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.62	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.47	0.00
ProFund VP UltraSmall-Cap	8.44	2.79	1110.98
ProFund VP Utilities	13.33	9.04	388.73
Rydex VT Dow 2x Strategy Fund	12.27	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.59	11.94	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.64	3.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.10	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.85	9.74	0.00
Van Eck Worldwide Hard Assets Fund	14.03	7.37	501.84
Van Kampen LIT Growth and Income Portfolio	10.88	7.22	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.14	9.27	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.17	6.42	1131.56
Van Kampen UIF Mid Cap Growth Portfolio	11.84	6.16	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.43	6.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.99	6.05	0.00

Table 17 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.56	7.66	0.00
AIM V.I. Basic Value Series II	10.48	4.93	0.00
AIM V.I. Global Real Estate Series II	11.71	6.33	0.00
AIM V.I. International Growth Series II	12.29	7.14	0.00
AIM V.I. Mid Cap Core Equity Series II	11.07	7.72	0.00
Alger American SmallCap Growth Portfolio	18.15	9.48	0.00
American Century VP Income & Growth Fund	12.57	8.02	1048.95
American Century VP International Fund	17.66	9.52	0.00
American Century VP Large Company Value Fund	11.66	7.14	0.00
American Century VP Mid Cap Value Fund	11.99	8.85	0.00
American Century VP Ultra Fund	11.11	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.27	4.83	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.90	0.00
DireXion Dynamic HY Bond Fund	9.73	8.56	0.00
DireXion Evolution Managed Bond Fund	10.00	10.08	0.00
DireXion Evolution Managed Equity Fund	9.86	7.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.02	7.05	0.00
Dreyfus VIF Appreciation Portfolio	11.61	7.98	0.00
Dreyfus VIF International Value Portfolio	10.72	6.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.10	0.00
PIMCO VIT All Asset Portfolio	11.42	9.39	891.83
PIMCO VIT High Yield Portfolio	10.59	7.91	0.00
PIMCO VIT Low Duration Portfolio	10.69	10.40	176.87
PIMCO VIT Real Return Portfolio	10.92	9.92	186.92
PIMCO VIT Total Return Portfolio	10.94	11.20	920.49
ProFund Access VP High Yield	10.38	9.67	0.00
ProFund VP Asia 30	16.48	7.92	0.00
ProFund VP Banks	7.58	3.93	0.00
ProFund VP Basic Materials	12.62	5.99	0.00
ProFund VP Bear	9.24	12.65	986.99
ProFund VP Biotechnology	9.84	9.79	0.00
ProFund VP Bull	10.87	6.62	0.00
ProFund VP Consumer Goods	11.49	8.23	0.00
ProFund VP Consumer Services	9.65	6.47	0.00
ProFund VP Dow 30	12.42	7.63	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.61	6.36	0.00
ProFund VP Falling U.S. Dollar	9.92	9.21	0.00
ProFund VP Financials	8.66	4.19	0.00
ProFund VP Health Care	11.12	8.23	0.00
ProFund VP Industrials	10.92	6.36	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.79	0.00
ProFund VP Japan	9.06	5.24	0.00
ProFund VP Large-Cap Growth	11.08	6.98	0.00
ProFund VP Large-Cap Value	10.63	6.19	0.00
ProFund VP Mid-Cap	9.99	6.02	0.00
ProFund VP Mid-Cap Growth	10.56	6.32	0.00
ProFund VP Mid-Cap Value	9.90	6.16	0.00
ProFund VP Money Market	10.25	10.11	9164.06
ProFund VP NASDAQ-100	11.71	6.59	0.00
ProFund VP Oil & Gas	13.35	8.23	0.00
ProFund VP Pharmaceuticals	10.89	8.57	0.00
ProFund VP Precious Metals	10.32	6.99	0.00
ProFund VP Real Estate	9.37	5.38	0.00
ProFund VP Rising Rates Opportunity	8.55	5.19	0.00
ProFund VP Semiconductor	9.47	4.65	0.00
ProFund VP Short Dow 30	8.81	10.81	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.80	0.00
ProFund VP Short Mid-Cap	9.66	12.45	367.85
ProFund VP Short NASDAQ-100	8.48	12.29	496.98
ProFund VP Short Small-Cap	9.97	12.09	0.00
ProFund VP Small-Cap	9.60	6.06	1371.53
ProFund VP Small-Cap Growth	9.89	6.38	0.00
ProFund VP Small-Cap Value	9.23	6.26	0.00
ProFund VP Technology	11.55	6.28	0.00
ProFund VP Telecommunications	12.51	8.02	0.00
ProFund VP U.S. Government Plus	11.76	17.22	0.00
ProFund VP UltraBull	11.10	3.54	0.00
ProFund VP UltraMid-Cap	9.77	3.11	0.00
ProFund VP UltraNASDAQ-100	12.67	3.38	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.46	0.00
ProFund VP UltraSmall-Cap	8.43	2.79	0.00
ProFund VP Utilities	13.32	9.03	0.00
Rydex VT Dow 2x Strategy Fund	12.26	4.59	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.58	11.92	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.63	3.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.09	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.63	0.00
Van Eck Worldwide Hard Assets Fund	14.02	7.36	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.21	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.13	9.25	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.16	6.41	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.83	6.15	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.42	6.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.98	6.04	0.00

Table 18 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Adaptive Allocation Portfolio	9.55	7.66	0.00
AIM V.I. Basic Value Series II	10.47	4.92	0.00
AIM V.I. Global Real Estate Series II	11.70	6.32	125.03
AIM V.I. International Growth Series II	12.28	7.13	130.71
AIM V.I. Mid Cap Core Equity Series II	11.06	7.71	0.00
Alger American SmallCap Growth Portfolio	18.10	9.44	0.00
American Century VP Income & Growth Fund	12.53	7.99	0.00
American Century VP International Fund	17.61	9.48	0.00
American Century VP Large Company Value Fund	11.65	7.12	0.00
American Century VP Mid Cap Value Fund	11.97	8.83	0.00
American Century VP Ultra Fund	11.09	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.26	4.82	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	6.89	0.00
DireXion Dynamic HY Bond Fund	9.72	8.55	0.00
DireXion Evolution Managed Bond Fund	9.99	10.07	0.00
DireXion Evolution Managed Equity Fund	9.86	7.09	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.01	7.04	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.97	0.00
Dreyfus VIF International Value Portfolio	10.71	6.54	2.89
Goldman Sachs VIT Structured Small Cap Equity Fund	9.44	6.09	0.00
PIMCO VIT All Asset Portfolio	11.42	9.38	0.00
PIMCO VIT High Yield Portfolio	10.58	7.90	0.00
PIMCO VIT Low Duration Portfolio	10.68	10.38	0.00
PIMCO VIT Real Return Portfolio	10.91	9.90	0.00
PIMCO VIT Total Return Portfolio	10.94	11.19	0.00
ProFund Access VP High Yield	10.37	9.66	0.00
ProFund VP Asia 30	16.47	7.91	223.29
ProFund VP Banks	7.57	3.93	0.00
ProFund VP Basic Materials	12.61	5.99	0.00
ProFund VP Bear	9.24	12.63	0.00
ProFund VP Biotechnology	9.83	9.78	159.74
ProFund VP Bull	10.86	6.62	0.00
ProFund VP Consumer Goods	11.48	8.22	149.23
ProFund VP Consumer Services	9.64	6.47	0.00
ProFund VP Dow 30	12.41	7.62	0.00
ProFund VP Emerging Markets	10.08	4.92	0.00
ProFund VP Europe 30	11.60	6.35	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.65	4.18	3.76
ProFund VP Health Care	11.11	8.22	0.00
ProFund VP Industrials	10.91	6.35	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.73	5.78	157.80
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.07	6.97	0.00
ProFund VP Large-Cap Value	10.62	6.18	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.55	6.31	0.00
ProFund VP Mid-Cap Value	9.89	6.15	0.00
ProFund VP Money Market	10.25	10.10	4671.14
ProFund VP NASDAQ-100	11.70	6.58	0.00
ProFund VP Oil & Gas	13.34	8.22	150.53
ProFund VP Pharmaceuticals	10.88	8.56	0.00
ProFund VP Precious Metals	10.31	6.98	199.73
ProFund VP Real Estate	9.36	5.37	0.00
ProFund VP Rising Rates Opportunity	8.54	5.18	0.00
ProFund VP Semiconductor	9.46	4.64	176.02
ProFund VP Short Dow 30	8.80	10.80	0.00
ProFund VP Short Emerging Markets	9.87	12.76	0.00
ProFund VP Short International	10.21	13.79	0.00
ProFund VP Short Mid-Cap	9.65	12.44	0.00
ProFund VP Short NASDAQ-100	8.48	12.27	0.00
ProFund VP Short Small-Cap	9.96	12.08	0.00
ProFund VP Small-Cap	9.59	6.05	0.00
ProFund VP Small-Cap Growth	9.89	6.37	0.00
ProFund VP Small-Cap Value	9.23	6.25	0.00
ProFund VP Technology	11.54	6.28	0.00
ProFund VP Telecommunications	12.50	8.01	131.38
ProFund VP U.S. Government Plus	11.75	17.19	0.00
ProFund VP UltraBull	11.09	3.53	0.00
ProFund VP UltraMid-Cap	9.76	3.10	0.00
ProFund VP UltraNASDAQ-100	12.66	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.61	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.45	0.00
ProFund VP UltraSmall-Cap	8.43	2.78	8.03
ProFund VP Utilities	13.31	9.01	253.31
Rydex VT Dow 2x Strategy Fund	12.25	4.58	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.91	447.39
Rydex VT NASDAQ-100 2x Strategy Fund	12.62	3.38	205.55
Rydex VT S&P 500 2x Strategy Fund	11.08	3.47	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.60	0.00
Van Eck Worldwide Hard Assets Fund	14.01	7.35	0.00
Van Kampen LIT Growth and Income Portfolio	10.87	7.20	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.12	9.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.14	6.40	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.82	6.14	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.41	6.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.97	6.04	267.72

Table 19 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E and 5% Extra Credit Rider

Adaptive Allocation Portfolio	9.55	7.65	0.00
AIM V.I. Basic Value Series II	10.46	4.91	0.00
AIM V.I. Global Real Estate Series II	11.69	6.31	0.00
AIM V.I. International Growth Series II	12.27	7.12	0.00
AIM V.I. Mid Cap Core Equity Series II	11.05	7.70	0.00
Alger American SmallCap Growth Portfolio	14.30	7.46	0.00
American Century VP Income & Growth Fund	11.23	7.16	378.86
American Century VP International Fund	15.03	8.09	0.00
American Century VP Large Company Value Fund	11.51	7.04	0.00
American Century VP Mid Cap Value Fund	11.39	8.40	0.00
American Century VP Ultra Fund	11.40	6.50	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	6.88	0.00
DireXion Dynamic HY Bond Fund	9.72	8.54	0.00
DireXion Evolution Managed Bond Fund	9.98	10.06	0.00
DireXion Evolution Managed Equity Fund	9.85	7.08	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	11.00	7.03	0.00
Dreyfus VIF Appreciation Portfolio	11.60	7.96	0.00
Dreyfus VIF International Value Portfolio	10.70	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.01	5.80	0.00
PIMCO VIT All Asset Portfolio	11.41	9.37	288.17
PIMCO VIT High Yield Portfolio	10.57	7.89	0.00
PIMCO VIT Low Duration Portfolio	10.67	10.37	46.11
PIMCO VIT Real Return Portfolio	10.90	9.89	47.38
PIMCO VIT Total Return Portfolio	10.93	11.17	287.09
ProFund Access VP High Yield	10.36	9.65	0.00
ProFund VP Asia 30	16.45	7.90	754.50
ProFund VP Banks	7.56	3.92	0.00
ProFund VP Basic Materials	12.60	5.98	0.00
ProFund VP Bear	9.23	12.61	348.67
ProFund VP Biotechnology	9.82	9.77	0.00
ProFund VP Bull	10.85	6.61	0.00
ProFund VP Consumer Goods	11.47	8.21	0.00
ProFund VP Consumer Services	9.64	6.46	0.00
ProFund VP Dow 30	12.40	7.61	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.59	6.34	0.00
ProFund VP Falling U.S. Dollar	9.92	9.20	0.00
ProFund VP Financials	8.64	4.17	714.23
ProFund VP Health Care	11.10	8.21	0.00
ProFund VP Industrials	10.91	6.34	0.00
ProFund VP International	9.75	5.30	0.00
ProFund VP Internet	10.72	5.77	0.00
ProFund VP Japan	9.05	5.23	0.00
ProFund VP Large-Cap Growth	11.06	6.97	0.00
ProFund VP Large-Cap Value	10.61	6.17	0.00
ProFund VP Mid-Cap	9.99	6.01	0.00
ProFund VP Mid-Cap Growth	10.54	6.30	0.00
ProFund VP Mid-Cap Value	9.88	6.15	0.00
ProFund VP Money Market	10.24	10.08	2437.18
ProFund VP NASDAQ-100	11.69	6.57	0.00
ProFund VP Oil & Gas	13.33	8.21	0.00
ProFund VP Pharmaceuticals	10.87	8.54	0.00
ProFund VP Precious Metals	10.31	6.97	427.78
ProFund VP Real Estate	9.35	5.37	555.66
ProFund VP Rising Rates Opportunity	8.54	5.17	1152.95
ProFund VP Semiconductor	9.45	4.63	0.00
ProFund VP Short Dow 30	8.80	10.78	0.00
ProFund VP Short Emerging Markets	9.87	12.75	0.00
ProFund VP Short International	10.21	13.78	0.00
ProFund VP Short Mid-Cap	9.64	12.42	147.26
ProFund VP Short NASDAQ-100	8.47	12.26	193.08
ProFund VP Short Small-Cap	9.95	12.06	227.62
ProFund VP Small-Cap	9.58	6.04	0.00
ProFund VP Small-Cap Growth	9.88	6.36	0.00
ProFund VP Small-Cap Value	9.22	6.24	477.81
ProFund VP Technology	11.53	6.27	0.00
ProFund VP Telecommunications	12.49	8.00	0.00
ProFund VP U.S. Government Plus	11.74	17.17	0.00
ProFund VP UltraBull	11.09	3.53	0.00
ProFund VP UltraMid-Cap	9.76	3.10	1924.35
ProFund VP UltraNASDAQ-100	12.65	3.37	0.00
ProFund VP UltraShort Dow 30	9.99	13.60	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.44	0.00
ProFund VP UltraSmall-Cap	8.42	2.78	0.00
ProFund VP Utilities	13.30	9.00	0.00
Rydex VT Dow 2x Strategy Fund	12.24	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.57	11.89	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.61	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.07	3.46	0.00
Rydex VT U.S. Government Money Market Fund	10.30	10.18	0.00
Van Eck Worldwide Hard Assets Fund	14.00	7.34	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	7.19	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.11	9.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.13	6.39	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.81	6.13	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.03	0.00

Table 20 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Plannnig Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Estate Plannnig Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.45	4.91	0.00
AIM V.I. Global Real Estate Series II	11.68	6.30	0.00
AIM V.I. International Growth Series II	12.25	7.11	0.00
AIM V.I. Mid Cap Core Equity Series II	11.04	7.69	0.00
Alger American SmallCap Growth Portfolio	17.99	9.38	0.00
American Century VP Income & Growth Fund	12.46	7.94	0.00
American Century VP International Fund	17.51	9.42	0.00
American Century VP Large Company Value Fund	11.61	7.09	0.00
American Century VP Mid Cap Value Fund	11.93	8.79	0.00
American Century VP Ultra Fund	11.06	6.30	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.25	4.81	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	6.87	0.00
DireXion Dynamic HY Bond Fund	9.71	8.53	0.00
DireXion Evolution Managed Bond Fund	9.97	10.04	0.00
DireXion Evolution Managed Equity Fund	9.84	7.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.99	7.02	0.00
Dreyfus VIF Appreciation Portfolio	11.59	7.95	0.00
Dreyfus VIF International Value Portfolio	10.69	6.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.41	6.06	0.00
PIMCO VIT All Asset Portfolio	11.40	9.35	0.00
PIMCO VIT High Yield Portfolio	10.56	7.88	0.00
PIMCO VIT Low Duration Portfolio	10.66	10.36	0.00
PIMCO VIT Real Return Portfolio	10.90	9.88	0.00
PIMCO VIT Total Return Portfolio	10.92	11.16	0.00
ProFund Access VP High Yield	10.35	9.63	0.00
ProFund VP Asia 30	16.44	7.89	0.00
ProFund VP Banks	7.56	3.92	0.00
ProFund VP Basic Materials	12.59	5.97	0.00
ProFund VP Bear	9.22	12.60	0.00
ProFund VP Biotechnology	9.81	9.76	0.00
ProFund VP Bull	10.84	6.60	0.00
ProFund VP Consumer Goods	11.46	8.20	0.00
ProFund VP Consumer Services	9.63	6.45	0.00
ProFund VP Dow 30	12.39	7.60	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.58	6.33	0.00
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.64	4.17	0.00
ProFund VP Health Care	11.09	8.20	0.00
ProFund VP Industrials	10.90	6.33	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.71	5.77	0.00
ProFund VP Japan	9.04	5.22	0.00
ProFund VP Large-Cap Growth	11.05	6.96	0.00
ProFund VP Large-Cap Value	10.60	6.16	0.00
ProFund VP Mid-Cap	9.98	6.01	0.00
ProFund VP Mid-Cap Growth	10.53	6.29	0.00
ProFund VP Mid-Cap Value	9.87	6.14	0.00
ProFund VP Money Market	10.23	10.07	0.00
ProFund VP NASDAQ-100	11.68	6.56	0.00
ProFund VP Oil & Gas	13.31	8.19	0.00
ProFund VP Pharmaceuticals	10.86	8.53	0.00
ProFund VP Precious Metals	10.30	6.96	0.00
ProFund VP Real Estate	9.34	5.36	0.00
ProFund VP Rising Rates Opportunity	8.53	5.17	0.00
ProFund VP Semiconductor	9.44	4.63	0.00
ProFund VP Short Dow 30	8.79	10.77	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.64	12.40	0.00
ProFund VP Short NASDAQ-100	8.46	12.24	0.00
ProFund VP Short Small-Cap	9.94	12.04	0.00
ProFund VP Small-Cap	9.57	6.04	0.00
ProFund VP Small-Cap Growth	9.87	6.36	0.00
ProFund VP Small-Cap Value	9.21	6.23	0.00
ProFund VP Technology	11.52	6.26	0.00
ProFund VP Telecommunications	12.48	7.99	0.00
ProFund VP U.S. Government Plus	11.73	17.15	0.00
ProFund VP UltraBull	11.08	3.52	0.00
ProFund VP UltraMid-Cap	9.75	3.09	0.00
ProFund VP UltraNASDAQ-100	12.64	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.43	2719.23
ProFund VP UltraSmall-Cap	8.41	2.78	0.00
ProFund VP Utilities	13.29	8.99	0.00
Rydex VT Dow 2x Strategy Fund	12.23	4.57	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.87	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.60	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.06	3.46	0.00
Rydex VT U.S. Government Money Market Fund	9.65	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.99	7.33	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	7.18	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.12	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.80	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.40	6.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.96	6.02	0.00

Table 21 – 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Adaptive Allocation Portfolio	9.55	7.64	0.00
AIM V.I. Basic Value Series II	10.44	4.90	0.00
AIM V.I. Global Real Estate Series II	11.67	6.29	0.00
AIM V.I. International Growth Series II	12.24	7.10	0.00
AIM V.I. Mid Cap Core Equity Series II	11.03	7.68	0.00
Alger American SmallCap Growth Portfolio	15.88	8.27	0.00
American Century VP Income & Growth Fund	11.63	7.41	0.00
American Century VP International Fund	15.99	8.60	0.00
American Century VP Large Company Value Fund	11.59	7.08	0.00
American Century VP Mid Cap Value Fund	11.91	8.78	0.00
American Century VP Ultra Fund	11.04	6.28	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.24	4.80	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	6.86	0.00
DireXion Dynamic HY Bond Fund	9.70	8.52	0.00
DireXion Evolution Managed Bond Fund	9.97	10.03	0.00
DireXion Evolution Managed Equity Fund	9.83	7.06	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.98	7.01	0.00
Dreyfus VIF Appreciation Portfolio	11.58	7.94	0.00
Dreyfus VIF International Value Portfolio	10.68	6.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.40	6.05	0.00
PIMCO VIT All Asset Portfolio	11.39	9.34	0.00
PIMCO VIT High Yield Portfolio	10.55	7.87	0.00
PIMCO VIT Low Duration Portfolio	10.65	10.34	0.00
PIMCO VIT Real Return Portfolio	10.89	9.87	0.00
PIMCO VIT Total Return Portfolio	10.91	11.14	0.00
ProFund Access VP High Yield	10.34	9.62	0.00
ProFund VP Asia 30	16.43	7.88	0.00
ProFund VP Banks	7.55	3.91	0.00
ProFund VP Basic Materials	12.58	5.96	0.00
ProFund VP Bear	9.21	12.58	0.00
ProFund VP Biotechnology	9.80	9.74	0.00
ProFund VP Bull	10.83	6.59	0.00
ProFund VP Consumer Goods	11.45	8.19	0.00
ProFund VP Consumer Services	9.62	6.44	0.00
ProFund VP Dow 30	12.38	7.59	0.00
ProFund VP Emerging Markets	10.08	4.91	0.00
ProFund VP Europe 30	11.57	6.32	0.00
ProFund VP Falling U.S. Dollar	9.92	9.19	0.00
ProFund VP Financials	8.63	4.16	0.00
ProFund VP Health Care	11.08	8.19	0.00
ProFund VP Industrials	10.89	6.32	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.70	5.76	0.00
ProFund VP Japan	9.03	5.21	0.00
ProFund VP Large-Cap Growth	11.04	6.95	0.00
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.86	6.13	0.00
ProFund VP Money Market	10.22	10.06	0.00
ProFund VP NASDAQ-100	11.67	6.55	0.00
ProFund VP Oil & Gas	13.30	8.18	0.00
ProFund VP Pharmaceuticals	10.85	8.52	0.00
ProFund VP Precious Metals	10.29	6.95	0.00
ProFund VP Real Estate	9.34	5.35	0.00
ProFund VP Rising Rates Opportunity	8.52	5.16	0.00
ProFund VP Semiconductor	9.44	4.62	0.00
ProFund VP Short Dow 30	8.78	10.76	0.00
ProFund VP Short Emerging Markets	9.87	12.74	0.00
ProFund VP Short International	10.21	13.77	0.00
ProFund VP Short Mid-Cap	9.63	12.39	0.00
ProFund VP Short NASDAQ-100	8.46	12.23	0.00
ProFund VP Short Small-Cap	9.93	12.03	0.00
ProFund VP Small-Cap	9.56	6.03	0.00
ProFund VP Small-Cap Growth	9.86	6.35	0.00
ProFund VP Small-Cap Value	9.20	6.22	0.00
ProFund VP Technology	11.51	6.25	0.00
ProFund VP Telecommunications	12.47	7.98	0.00
ProFund VP U.S. Government Plus	11.72	17.13	0.00
ProFund VP UltraBull	11.07	3.52	0.00
ProFund VP UltraMid-Cap	9.74	3.09	0.00
ProFund VP UltraNASDAQ-100	12.63	3.36	0.00
ProFund VP UltraShort Dow 30	9.99	13.59	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.42	0.00
ProFund VP UltraSmall-Cap	8.41	2.77	0.00
ProFund VP Utilities	13.28	8.98	0.00
Rydex VT Dow 2x Strategy Fund	12.21	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.56	11.86	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.59	3.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.05	3.45	0.00
Rydex VT U.S. Government Money Market Fund	10.21	10.07	0.00
Van Eck Worldwide Hard Assets Fund	13.97	7.32	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	7.17	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.10	9.20	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.11	6.38	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.79	6.12	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.39	6.51	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.95	6.01	0.00

Table 22 – 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Estate Planning Rider

Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.44	4.89	0.00
AIM V.I. Global Real Estate Series II	11.66	6.28	0.00
AIM V.I. International Growth Series II	12.23	7.09	0.00
AIM V.I. Mid Cap Core Equity Series II	11.02	7.67	0.00
Alger American SmallCap Growth Portfolio	17.88	9.31	0.00
American Century VP Income & Growth Fund	12.39	7.88	0.00
American Century VP International Fund	17.41	9.35	0.00
American Century VP Large Company Value Fund	11.58	7.06	0.00
American Century VP Mid Cap Value Fund	11.90	8.76	0.00
American Century VP Ultra Fund	11.02	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.23	4.79	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.01	6.85	0.00
DireXion Dynamic HY Bond Fund	9.69	8.51	0.00
DireXion Evolution Managed Bond Fund	9.96	10.02	0.00
DireXion Evolution Managed Equity Fund	9.82	7.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.97	7.00	0.00
Dreyfus VIF Appreciation Portfolio	11.57	7.93	0.00
Dreyfus VIF International Value Portfolio	10.68	6.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.39	6.04	0.00
PIMCO VIT All Asset Portfolio	11.38	9.33	0.00
PIMCO VIT High Yield Portfolio	10.54	7.86	0.00
PIMCO VIT Low Duration Portfolio	10.65	10.33	2849.68
PIMCO VIT Real Return Portfolio	10.88	9.85	0.00
PIMCO VIT Total Return Portfolio	10.90	11.13	0.00
ProFund Access VP High Yield	10.33	9.61	0.00
ProFund VP Asia 30	16.41	7.87	0.00
ProFund VP Banks	7.54	3.90	0.00
ProFund VP Basic Materials	12.57	5.95	0.00
ProFund VP Bear	9.21	12.56	1139.81
ProFund VP Biotechnology	9.80	9.73	391.31
ProFund VP Bull	10.83	6.58	0.00
ProFund VP Consumer Goods	11.44	8.18	0.00
ProFund VP Consumer Services	9.61	6.43	0.00
ProFund VP Dow 30	12.37	7.58	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.56	6.31	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.62	4.16	0.00
ProFund VP Health Care	11.07	8.17	618.24
ProFund VP Industrials	10.88	6.31	0.00
ProFund VP International	9.75	5.29	0.00
ProFund VP Internet	10.69	5.75	0.00
ProFund VP Japan	9.02	5.21	0.00
ProFund VP Large-Cap Growth	11.03	6.94	0.00
ProFund VP Large-Cap Value	10.59	6.15	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.52	6.28	0.00
ProFund VP Mid-Cap Value	9.85	6.12	0.00
ProFund VP Money Market	10.21	10.04	4938.19
ProFund VP NASDAQ-100	11.67	6.54	0.00
ProFund VP Oil & Gas	13.29	8.17	0.00
ProFund VP Pharmaceuticals	10.84	8.51	0.00
ProFund VP Precious Metals	10.28	6.94	739.43
ProFund VP Real Estate	9.33	5.34	0.00
ProFund VP Rising Rates Opportunity	8.52	5.15	0.00
ProFund VP Semiconductor	9.43	4.62	0.00
ProFund VP Short Dow 30	8.77	10.74	0.00
ProFund VP Short Emerging Markets	9.87	12.73	0.00
ProFund VP Short International	10.21	13.76	960.50
ProFund VP Short Mid-Cap	9.62	12.37	0.00
ProFund VP Short NASDAQ-100	8.45	12.21	0.00
ProFund VP Short Small-Cap	9.93	12.01	0.00
ProFund VP Small-Cap	9.56	6.02	0.00
ProFund VP Small-Cap Growth	9.85	6.34	0.00
ProFund VP Small-Cap Value	9.19	6.22	0.00
ProFund VP Technology	11.50	6.24	0.00
ProFund VP Telecommunications	12.45	7.97	0.00
ProFund VP U.S. Government Plus	11.71	17.10	0.00
ProFund VP UltraBull	11.06	3.52	0.00
ProFund VP UltraMid-Cap	9.73	3.09	0.00
ProFund VP UltraNASDAQ-100	12.62	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.58	0.00
ProFund VP UltraShort NASDAQ-100	9.81	17.41	0.00
ProFund VP UltraSmall-Cap	8.40	2.77	0.00
ProFund VP Utilities	13.26	8.96	0.00
Rydex VT Dow 2x Strategy Fund	12.20	4.56	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.55	11.84	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.58	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.04	3.45	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.47	0.00
Van Eck Worldwide Hard Assets Fund	13.96	7.31	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	7.16	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.09	9.19	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.09	6.37	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.78	6.11	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.38	6.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.94	6.00	0.00

Table 23 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Adaptive Allocation Portfolio	9.54	7.63	0.00
AIM V.I. Basic Value Series II	10.43	4.89	0.00
AIM V.I. Global Real Estate Series II	11.65	6.28	0.00
AIM V.I. International Growth Series II	12.22	7.08	0.00
AIM V.I. Mid Cap Core Equity Series II	11.01	7.66	0.00
Alger American SmallCap Growth Portfolio	23.61	12.29	0.00
American Century VP Income & Growth Fund	15.35	9.76	0.00
American Century VP International Fund	20.66	11.09	0.00
American Century VP Large Company Value Fund	11.56	7.05	380.26
American Century VP Mid Cap Value Fund	11.88	8.74	0.00
American Century VP Ultra Fund	11.01	6.26	508.74
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.79	1968.58
Credit Suisse Trust - Large Cap Value Portfolio	11.00	6.84	0.00
DireXion Dynamic HY Bond Fund	9.68	8.50	0.00
DireXion Evolution Managed Bond Fund	9.95	10.00	0.00
DireXion Evolution Managed Equity Fund	9.82	7.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.96	6.99	0.00
Dreyfus VIF Appreciation Portfolio	11.56	7.92	0.00
Dreyfus VIF International Value Portfolio	10.67	6.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.37	6.03	0.00
PIMCO VIT All Asset Portfolio	11.37	9.32	0.00
PIMCO VIT High Yield Portfolio	10.54	7.85	0.00
PIMCO VIT Low Duration Portfolio	10.64	10.31	0.00
PIMCO VIT Real Return Portfolio	10.87	9.84	0.00
PIMCO VIT Total Return Portfolio	10.89	11.11	960.76
ProFund Access VP High Yield	10.32	9.60	0.00
ProFund VP Asia 30	16.40	7.86	0.00
ProFund VP Banks	7.54	3.90	0.00
ProFund VP Basic Materials	12.56	5.95	0.00
ProFund VP Bear	9.20	12.55	0.00
ProFund VP Biotechnology	9.79	9.72	1769.47
ProFund VP Bull	10.82	6.57	0.00
ProFund VP Consumer Goods	11.43	8.17	0.00
ProFund VP Consumer Services	9.60	6.42	269.66
ProFund VP Dow 30	12.36	7.57	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.55	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.18	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.06	8.16	0.00
ProFund VP Industrials	10.87	6.31	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.68	5.74	0.00
ProFund VP Japan	9.02	5.20	0.00
ProFund VP Large-Cap Growth	11.02	6.93	0.00
ProFund VP Large-Cap Value	10.58	6.14	0.00
ProFund VP Mid-Cap	9.98	6.00	0.00
ProFund VP Mid-Cap Growth	10.51	6.27	0.00
ProFund VP Mid-Cap Value	9.85	6.11	0.00
ProFund VP Money Market	10.20	10.03	1604.64
ProFund VP NASDAQ-100	11.66	6.53	0.00
ProFund VP Oil & Gas	13.28	8.16	645.40
ProFund VP Pharmaceuticals	10.83	8.50	0.00
ProFund VP Precious Metals	10.27	6.93	1459.84
ProFund VP Real Estate	9.32	5.34	0.00
ProFund VP Rising Rates Opportunity	8.51	5.14	0.00
ProFund VP Semiconductor	9.42	4.61	0.00
ProFund VP Short Dow 30	8.77	10.73	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.75	0.00
ProFund VP Short Mid-Cap	9.61	12.35	0.00
ProFund VP Short NASDAQ-100	8.44	12.19	0.00
ProFund VP Short Small-Cap	9.92	11.99	0.00
ProFund VP Small-Cap	9.55	6.01	0.00
ProFund VP Small-Cap Growth	9.85	6.33	0.00
ProFund VP Small-Cap Value	9.19	6.21	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.44	7.95	0.00
ProFund VP U.S. Government Plus	11.70	17.08	0.00
ProFund VP UltraBull	11.05	3.51	0.00
ProFund VP UltraMid-Cap	9.72	3.08	0.00
ProFund VP UltraNASDAQ-100	12.61	3.35	0.00
ProFund VP UltraShort Dow 30	9.99	13.57	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.40	0.00
ProFund VP UltraSmall-Cap	8.39	2.77	0.00
ProFund VP Utilities	13.25	8.95	1337.42
Rydex VT Dow 2x Strategy Fund	12.19	4.55	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.83	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.57	3.36	0.00
Rydex VT S&P 500 2x Strategy Fund	11.03	3.44	0.00
Rydex VT U.S. Government Money Market Fund	9.67	9.53	0.00
Van Eck Worldwide Hard Assets Fund	13.95	7.30	653.63
Van Kampen LIT Growth and Income Portfolio	10.82	7.15	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.08	9.18	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.08	6.36	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.77	6.10	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.37	6.49	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.93	6.00	0.00

Table 24 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Adaptive Allocation Portfolio	9.54	7.62	0.00
AIM V.I. Basic Value Series II	10.42	4.88	0.00
AIM V.I. Global Real Estate Series II	11.64	6.27	0.00
AIM V.I. International Growth Series II	12.21	7.07	0.00
AIM V.I. Mid Cap Core Equity Series II	11.00	7.65	0.00
Alger American SmallCap Growth Portfolio	14.22	7.40	0.00
American Century VP Income & Growth Fund	11.16	7.10	0.00
American Century VP International Fund	14.94	8.02	0.00
American Century VP Large Company Value Fund	11.45	6.98	0.00
American Century VP Mid Cap Value Fund	11.33	8.33	0.00
American Century VP Ultra Fund	11.33	6.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.22	4.78	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.99	6.83	0.00
DireXion Dynamic HY Bond Fund	9.68	8.48	0.00
DireXion Evolution Managed Bond Fund	9.94	9.99	0.00
DireXion Evolution Managed Equity Fund	9.81	7.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.95	6.98	0.00
Dreyfus VIF Appreciation Portfolio	11.55	7.91	0.00
Dreyfus VIF International Value Portfolio	10.66	6.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.96	5.76	0.00
PIMCO VIT All Asset Portfolio	11.36	9.31	0.00
PIMCO VIT High Yield Portfolio	10.53	7.84	0.00
PIMCO VIT Low Duration Portfolio	10.63	10.30	0.00
PIMCO VIT Real Return Portfolio	10.86	9.83	0.00
PIMCO VIT Total Return Portfolio	10.88	11.10	0.00
ProFund Access VP High Yield	10.31	9.58	0.00
ProFund VP Asia 30	16.39	7.85	0.00
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.55	5.94	0.00
ProFund VP Bear	9.19	12.53	0.00
ProFund VP Biotechnology	9.78	9.70	0.00
ProFund VP Bull	10.81	6.56	0.00
ProFund VP Consumer Goods	11.42	8.16	0.00
ProFund VP Consumer Services	9.60	6.41	0.00
ProFund VP Dow 30	12.35	7.56	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.54	6.30	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	0.00
ProFund VP Financials	8.61	4.15	0.00
ProFund VP Health Care	11.05	8.15	0.00
ProFund VP Industrials	10.86	6.30	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.67	5.74	0.00
ProFund VP Japan	9.01	5.19	0.00
ProFund VP Large-Cap Growth	11.01	6.92	0.00
ProFund VP Large-Cap Value	10.57	6.13	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.50	6.26	0.00
ProFund VP Mid-Cap Value	9.84	6.11	0.00
ProFund VP Money Market	10.19	10.02	0.00
ProFund VP NASDAQ-100	11.65	6.53	0.00
ProFund VP Oil & Gas	13.27	8.15	0.00
ProFund VP Pharmaceuticals	10.82	8.49	0.00
ProFund VP Precious Metals	10.26	6.92	0.00
ProFund VP Real Estate	9.31	5.33	0.00
ProFund VP Rising Rates Opportunity	8.50	5.14	0.00
ProFund VP Semiconductor	9.41	4.60	0.00
ProFund VP Short Dow 30	8.76	10.71	0.00
ProFund VP Short Emerging Markets	9.87	12.72	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.34	0.00
ProFund VP Short NASDAQ-100	8.44	12.18	0.00
ProFund VP Short Small-Cap	9.91	11.98	0.00
ProFund VP Small-Cap	9.54	6.00	0.00
ProFund VP Small-Cap Growth	9.84	6.32	0.00
ProFund VP Small-Cap Value	9.18	6.20	0.00
ProFund VP Technology	11.49	6.23	0.00
ProFund VP Telecommunications	12.43	7.94	0.00
ProFund VP U.S. Government Plus	11.69	17.06	0.00
ProFund VP UltraBull	11.04	3.51	0.00
ProFund VP UltraMid-Cap	9.71	3.08	0.00
ProFund VP UltraNASDAQ-100	12.60	3.34	0.00
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.39	0.00
ProFund VP UltraSmall-Cap	8.39	2.76	0.00
ProFund VP Utilities	13.24	8.94	0.00
Rydex VT Dow 2x Strategy Fund	12.18	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.54	11.81	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.56	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.02	3.44	0.00
Rydex VT U.S. Government Money Market Fund	10.24	10.09	0.00
Van Eck Worldwide Hard Assets Fund	13.94	7.29	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	7.14	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.07	9.17	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.07	6.35	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.76	6.09	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.36	6.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.92	5.99	0.00

Table 25 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.41	4.87	0.00
AIM V.I. Global Real Estate Series II	11.63	6.26	0.00
AIM V.I. International Growth Series II	12.20	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.99	7.64	0.00
Alger American SmallCap Growth Portfolio	17.73	9.22	0.00
American Century VP Income & Growth Fund	12.28	7.80	4524.15
American Century VP International Fund	17.25	9.26	0.00
American Century VP Large Company Value Fund	11.52	7.02	0.00
American Century VP Mid Cap Value Fund	11.84	8.70	0.00
American Century VP Ultra Fund	10.97	6.23	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.21	4.77	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.98	6.82	0.00
DireXion Dynamic HY Bond Fund	9.67	8.47	0.00
DireXion Evolution Managed Bond Fund	9.93	9.98	0.00
DireXion Evolution Managed Equity Fund	9.80	7.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.94	6.97	0.00
Dreyfus VIF Appreciation Portfolio	11.54	7.90	0.00
Dreyfus VIF International Value Portfolio	10.65	6.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.34	6.00	0.00
PIMCO VIT All Asset Portfolio	11.35	9.29	3781.41
PIMCO VIT High Yield Portfolio	10.52	7.83	0.00
PIMCO VIT Low Duration Portfolio	10.62	10.29	28248.90
PIMCO VIT Real Return Portfolio	10.85	9.81	0.00
PIMCO VIT Total Return Portfolio	10.87	11.08	3207.95
ProFund Access VP High Yield	10.31	9.57	30766.98
ProFund VP Asia 30	16.37	7.84	2958.53
ProFund VP Banks	7.53	3.89	0.00
ProFund VP Basic Materials	12.54	5.93	3291.26
ProFund VP Bear	9.18	12.51	2171.28
ProFund VP Biotechnology	9.77	9.69	0.00
ProFund VP Bull	10.80	6.55	0.00
ProFund VP Consumer Goods	11.41	8.14	0.00
ProFund VP Consumer Services	9.59	6.41	0.00
ProFund VP Dow 30	12.34	7.55	0.00
ProFund VP Emerging Markets	10.08	4.90	0.00
ProFund VP Europe 30	11.53	6.29	0.00
ProFund VP Falling U.S. Dollar	9.92	9.17	28444.77
ProFund VP Financials	8.60	4.14	9594.28
ProFund VP Health Care	11.04	8.14	3578.09
ProFund VP Industrials	10.85	6.29	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.66	5.73	0.00
ProFund VP Japan	9.00	5.18	0.00
ProFund VP Large-Cap Growth	11.01	6.91	0.00
ProFund VP Large-Cap Value	10.56	6.12	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.49	6.25	0.00
ProFund VP Mid-Cap Value	9.83	6.10	0.00
ProFund VP Money Market	10.19	10.00	121330.87
ProFund VP NASDAQ-100	11.64	6.52	0.00
ProFund VP Oil & Gas	13.26	8.14	2775.63
ProFund VP Pharmaceuticals	10.81	8.48	0.00
ProFund VP Precious Metals	10.25	6.91	0.00
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.13	0.00
ProFund VP Semiconductor	9.40	4.60	0.00
ProFund VP Short Dow 30	8.75	10.70	0.00
ProFund VP Short Emerging Markets	9.87	12.71	0.00
ProFund VP Short International	10.21	13.74	0.00
ProFund VP Short Mid-Cap	9.60	12.32	0.00
ProFund VP Short NASDAQ-100	8.43	12.16	0.00
ProFund VP Short Small-Cap	9.90	11.96	0.00
ProFund VP Small-Cap	9.53	6.00	0.00
ProFund VP Small-Cap Growth	9.83	6.31	0.00
ProFund VP Small-Cap Value	9.17	6.19	0.00
ProFund VP Technology	11.48	6.22	7857.86
ProFund VP Telecommunications	12.42	7.93	0.00
ProFund VP U.S. Government Plus	11.68	17.04	0.00
ProFund VP UltraBull	11.03	3.50	0.00
ProFund VP UltraMid-Cap	9.71	3.07	23188.07
ProFund VP UltraNASDAQ-100	12.59	3.34	4933.33
ProFund VP UltraShort Dow 30	9.99	13.56	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.38	0.00
ProFund VP UltraSmall-Cap	8.38	2.76	25849.17
ProFund VP Utilities	13.23	8.93	0.00
Rydex VT Dow 2x Strategy Fund	12.17	4.54	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.53	11.79	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.55	3.35	0.00
Rydex VT S&P 500 2x Strategy Fund	11.01	3.43	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.38	0.00
Van Eck Worldwide Hard Assets Fund	13.93	7.28	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	7.13	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.06	9.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.06	6.34	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.75	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.35	6.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.98	0.00

Table 26 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.53	7.61	0.00
AIM V.I. Basic Value Series II	10.40	4.87	0.00
AIM V.I. Global Real Estate Series II	11.62	6.25	0.00
AIM V.I. International Growth Series II	12.19	7.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.98	7.62	0.00
Alger American SmallCap Growth Portfolio	14.19	7.37	0.00
American Century VP Income & Growth Fund	11.14	7.07	0.00
American Century VP International Fund	14.91	7.99	0.00
American Century VP Large Company Value Fund	11.42	6.96	108.10
American Century VP Mid Cap Value Fund	11.30	8.30	0.00
American Century VP Ultra Fund	11.30	6.42	141.06
Credit Suisse Trust - Global Small Cap Portfolio	9.20	4.77	553.51
Credit Suisse Trust - Large Cap Value Portfolio	10.97	6.81	0.00
DireXion Dynamic HY Bond Fund	9.66	8.46	0.00
DireXion Evolution Managed Bond Fund	9.92	9.96	0.00
DireXion Evolution Managed Equity Fund	9.79	7.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.96	0.00
Dreyfus VIF Appreciation Portfolio	11.53	7.88	0.00
Dreyfus VIF International Value Portfolio	10.64	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	5.74	0.00
PIMCO VIT All Asset Portfolio	11.34	9.28	0.00
PIMCO VIT High Yield Portfolio	10.51	7.82	0.00
PIMCO VIT Low Duration Portfolio	10.61	10.27	841.46
PIMCO VIT Real Return Portfolio	10.84	9.80	885.91
PIMCO VIT Total Return Portfolio	10.86	11.07	1013.87
ProFund Access VP High Yield	10.30	9.56	0.00
ProFund VP Asia 30	16.36	7.83	0.00
ProFund VP Banks	7.52	3.88	0.00
ProFund VP Basic Materials	12.53	5.92	0.00
ProFund VP Bear	9.17	12.50	0.00
ProFund VP Biotechnology	9.76	9.68	493.09
ProFund VP Bull	10.79	6.55	0.00
ProFund VP Consumer Goods	11.40	8.13	0.00
ProFund VP Consumer Services	9.58	6.40	70.73
ProFund VP Dow 30	12.33	7.54	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.52	6.28	0.00
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.14	0.00
ProFund VP Health Care	11.03	8.13	0.00
ProFund VP Industrials	10.84	6.28	0.00
ProFund VP International	9.75	5.28	0.00
ProFund VP Internet	10.65	5.72	0.00
ProFund VP Japan	8.99	5.18	0.00
ProFund VP Large-Cap Growth	11.00	6.90	0.00
ProFund VP Large-Cap Value	10.55	6.11	0.00
ProFund VP Mid-Cap	9.98	5.99	0.00
ProFund VP Mid-Cap Growth	10.48	6.24	0.00
ProFund VP Mid-Cap Value	9.82	6.09	0.00
ProFund VP Money Market	10.18	9.99	34811.59
ProFund VP NASDAQ-100	11.63	6.51	0.00
ProFund VP Oil & Gas	13.25	8.13	172.35
ProFund VP Pharmaceuticals	10.81	8.46	0.00
ProFund VP Precious Metals	10.25	6.90	410.47
ProFund VP Real Estate	9.30	5.32	0.00
ProFund VP Rising Rates Opportunity	8.49	5.12	0.00
ProFund VP Semiconductor	9.40	4.59	0.00
ProFund VP Short Dow 30	8.75	10.68	0.00
ProFund VP Short Emerging Markets	9.87	12.70	0.00
ProFund VP Short International	10.21	13.73	0.00
ProFund VP Short Mid-Cap	9.59	12.30	0.00
ProFund VP Short NASDAQ-100	8.42	12.14	0.00
ProFund VP Short Small-Cap	9.89	11.95	0.00
ProFund VP Small-Cap	9.52	5.99	0.00
ProFund VP Small-Cap Growth	9.82	6.31	0.00
ProFund VP Small-Cap Value	9.16	6.18	0.00
ProFund VP Technology	11.47	6.21	0.00
ProFund VP Telecommunications	12.41	7.92	0.00
ProFund VP U.S. Government Plus	11.67	17.01	0.00
ProFund VP UltraBull	11.02	3.50	0.00
ProFund VP UltraMid-Cap	9.70	3.07	0.00
ProFund VP UltraNASDAQ-100	12.57	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.55	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.37	0.00
ProFund VP UltraSmall-Cap	8.37	2.75	0.00
ProFund VP Utilities	13.22	8.92	376.04
Rydex VT Dow 2x Strategy Fund	12.16	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.78	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.54	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.43	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.06	0.00
Van Eck Worldwide Hard Assets Fund	13.92	7.27	181.49
Van Kampen LIT Growth and Income Portfolio	10.79	7.12	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.05	9.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.04	6.33	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.74	6.08	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.34	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.91	5.97	0.00

Table 27 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.39	4.86	0.00
AIM V.I. Global Real Estate Series II	11.61	6.24	0.00
AIM V.I. International Growth Series II	12.18	7.05	0.00
AIM V.I. Mid Cap Core Equity Series II	10.98	7.61	0.00
Alger American SmallCap Growth Portfolio	17.62	9.15	0.00
American Century VP Income & Growth Fund	12.20	7.75	678.52
American Century VP International Fund	17.15	9.19	0.00
American Century VP Large Company Value Fund	11.49	6.99	0.00
American Century VP Mid Cap Value Fund	11.81	8.67	0.00
American Century VP Ultra Fund	10.94	6.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.19	4.76	599.16
Credit Suisse Trust - Large Cap Value Portfolio	10.96	6.81	0.00
DireXion Dynamic HY Bond Fund	9.65	8.45	0.00
DireXion Evolution Managed Bond Fund	9.92	9.95	0.00
DireXion Evolution Managed Equity Fund	9.78	7.01	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.93	6.95	0.00
Dreyfus VIF Appreciation Portfolio	11.52	7.87	0.00
Dreyfus VIF International Value Portfolio	10.63	6.47	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.32	5.98	0.00
PIMCO VIT All Asset Portfolio	11.33	9.27	564.68
PIMCO VIT High Yield Portfolio	10.50	7.80	0.00
PIMCO VIT Low Duration Portfolio	10.60	10.26	0.00
PIMCO VIT Real Return Portfolio	10.83	9.79	0.00
PIMCO VIT Total Return Portfolio	10.85	11.05	479.02
ProFund Access VP High Yield	10.29	9.54	42022.67
ProFund VP Asia 30	16.34	7.82	24867.96
ProFund VP Banks	7.51	3.88	0.00
ProFund VP Basic Materials	12.52	5.91	9708.07
ProFund VP Bear	9.17	12.48	514.71
ProFund VP Biotechnology	9.75	9.66	451.58
ProFund VP Bull	10.78	6.54	0.00
ProFund VP Consumer Goods	11.39	8.12	0.00
ProFund VP Consumer Services	9.57	6.39	0.00
ProFund VP Dow 30	12.32	7.53	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.51	6.27	0.00
ProFund VP Falling U.S. Dollar	9.92	9.16	0.00
ProFund VP Financials	8.59	4.13	30887.67
ProFund VP Health Care	11.03	8.12	32467.19
ProFund VP Industrials	10.83	6.27	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.65	5.71	0.00
ProFund VP Japan	8.99	5.17	0.00
ProFund VP Large-Cap Growth	10.99	6.89	0.00
ProFund VP Large-Cap Value	10.54	6.11	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.47	6.23	0.00
ProFund VP Mid-Cap Value	9.81	6.08	0.00
ProFund VP Money Market	10.17	9.98	21034.29
ProFund VP NASDAQ-100	11.62	6.50	0.00
ProFund VP Oil & Gas	13.24	8.12	17741.92
ProFund VP Pharmaceuticals	10.80	8.45	0.00
ProFund VP Precious Metals	10.24	6.89	718.75
ProFund VP Real Estate	9.29	5.31	0.00
ProFund VP Rising Rates Opportunity	8.48	5.12	0.00
ProFund VP Semiconductor	9.39	4.58	0.00
ProFund VP Short Dow 30	8.74	10.67	206.63
ProFund VP Short Emerging Markets	9.87	12.70	182.90
ProFund VP Short International	10.20	13.72	173.21
ProFund VP Short Mid-Cap	9.58	12.29	182.95
ProFund VP Short NASDAQ-100	8.41	12.13	192.30
ProFund VP Short Small-Cap	9.88	11.93	172.12
ProFund VP Small-Cap	9.52	5.98	0.00
ProFund VP Small-Cap Growth	9.81	6.30	0.00
ProFund VP Small-Cap Value	9.16	6.17	0.00
ProFund VP Technology	11.46	6.20	18371.61
ProFund VP Telecommunications	12.40	7.91	0.00
ProFund VP U.S. Government Plus	11.66	16.99	0.00
ProFund VP UltraBull	11.01	3.49	0.00
ProFund VP UltraMid-Cap	9.69	3.07	0.00
ProFund VP UltraNASDAQ-100	12.56	3.33	29448.56
ProFund VP UltraShort Dow 30	9.99	13.54	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.36	6051.78
ProFund VP UltraSmall-Cap	8.36	2.75	0.00
ProFund VP Utilities	13.21	8.91	2080.40
Rydex VT Dow 2x Strategy Fund	12.15	4.53	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.52	11.76	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.53	3.34	0.00
Rydex VT S&P 500 2x Strategy Fund	11.00	3.42	0.00
Rydex VT U.S. Government Money Market Fund	9.47	9.31	0.00
Van Eck Worldwide Hard Assets Fund	13.90	7.26	218.27
Van Kampen LIT Growth and Income Portfolio	10.78	7.11	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.04	9.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.03	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.73	6.07	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.33	6.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.90	5.96	0.00

Table 28 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.53	7.60	0.00
AIM V.I. Basic Value Series II	10.38	4.86	0.00
AIM V.I. Global Real Estate Series II	11.60	6.23	0.00
AIM V.I. International Growth Series II	12.17	7.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.97	7.60	0.00
Alger American SmallCap Growth Portfolio	15.71	8.16	0.00
American Century VP Income & Growth Fund	11.51	7.30	0.00
American Century VP International Fund	15.82	8.47	0.00
American Century VP Large Company Value Fund	11.47	6.98	0.00
American Century VP Mid Cap Value Fund	11.79	8.65	0.00
American Century VP Ultra Fund	10.92	6.20	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	2221.62
Credit Suisse Trust - Large Cap Value Portfolio	10.95	6.80	0.00
DireXion Dynamic HY Bond Fund	9.64	8.44	0.00
DireXion Evolution Managed Bond Fund	9.91	9.94	0.00
DireXion Evolution Managed Equity Fund	9.77	7.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.92	6.94	0.00
Dreyfus VIF Appreciation Portfolio	11.51	7.86	0.00
Dreyfus VIF International Value Portfolio	10.62	6.46	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.30	5.97	0.00
PIMCO VIT All Asset Portfolio	11.32	9.26	0.00
PIMCO VIT High Yield Portfolio	10.49	7.79	0.00
PIMCO VIT Low Duration Portfolio	10.59	10.25	0.00
PIMCO VIT Real Return Portfolio	10.82	9.77	0.00
PIMCO VIT Total Return Portfolio	10.84	11.04	0.00
ProFund Access VP High Yield	10.28	9.53	0.00
ProFund VP Asia 30	16.33	7.81	0.00
ProFund VP Banks	7.51	3.87	0.00
ProFund VP Basic Materials	12.50	5.91	0.00
ProFund VP Bear	9.16	12.46	0.00
ProFund VP Biotechnology	9.75	9.65	1674.41
ProFund VP Bull	10.77	6.53	1408.86
ProFund VP Consumer Goods	11.38	8.11	0.00
ProFund VP Consumer Services	9.56	6.38	0.00
ProFund VP Dow 30	12.31	7.52	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.50	6.26	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.58	4.12	0.00
ProFund VP Health Care	11.02	8.11	0.00
ProFund VP Industrials	10.82	6.26	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.64	5.71	0.00
ProFund VP Japan	8.98	5.16	0.00
ProFund VP Large-Cap Growth	10.98	6.88	0.00
ProFund VP Large-Cap Value	10.53	6.10	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.46	6.23	0.00
ProFund VP Mid-Cap Value	9.80	6.07	0.00
ProFund VP Money Market	10.16	9.96	1774.82
ProFund VP NASDAQ-100	11.61	6.49	0.00
ProFund VP Oil & Gas	13.23	8.11	0.00
ProFund VP Pharmaceuticals	10.79	8.44	0.00
ProFund VP Precious Metals	10.23	6.89	1647.49
ProFund VP Real Estate	9.28	5.30	0.00
ProFund VP Rising Rates Opportunity	8.47	5.11	0.00
ProFund VP Semiconductor	9.38	4.58	0.00
ProFund VP Short Dow 30	8.73	10.66	0.00
ProFund VP Short Emerging Markets	9.87	12.69	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.57	12.27	0.00
ProFund VP Short NASDAQ-100	8.41	12.11	0.00
ProFund VP Short Small-Cap	9.88	11.92	765.44
ProFund VP Small-Cap	9.51	5.97	755.50
ProFund VP Small-Cap Growth	9.80	6.29	0.00
ProFund VP Small-Cap Value	9.15	6.17	0.00
ProFund VP Technology	11.45	6.19	0.00
ProFund VP Telecommunications	12.39	7.90	0.00
ProFund VP U.S. Government Plus	11.65	16.97	0.00
ProFund VP UltraBull	11.00	3.49	0.00
ProFund VP UltraMid-Cap	9.68	3.06	0.00
ProFund VP UltraNASDAQ-100	12.55	3.33	0.00
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.35	0.00
ProFund VP UltraSmall-Cap	8.36	2.75	0.00
ProFund VP Utilities	13.20	8.89	1509.32
Rydex VT Dow 2x Strategy Fund	12.14	4.52	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.75	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.52	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.99	3.42	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.93	0.00
Van Eck Worldwide Hard Assets Fund	13.89	7.25	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	7.10	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.03	9.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.02	6.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.72	6.06	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.32	6.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.89	5.96	0.00

Table 29 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.52	7.59	0.00
AIM V.I. Basic Value Series II	10.37	4.85	0.00
AIM V.I. Global Real Estate Series II	11.59	6.23	0.00
AIM V.I. International Growth Series II	12.16	7.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.96	7.59	0.00
Alger American SmallCap Growth Portfolio	17.52	9.09	0.00
American Century VP Income & Growth Fund	12.13	7.70	3979.61
American Century VP International Fund	17.05	9.13	0.00
American Century VP Large Company Value Fund	11.45	6.97	0.00
American Century VP Mid Cap Value Fund	11.77	8.64	0.00
American Century VP Ultra Fund	10.91	6.18	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.18	4.75	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.79	0.00
DireXion Dynamic HY Bond Fund	9.63	8.43	0.00
DireXion Evolution Managed Bond Fund	9.90	9.92	0.00
DireXion Evolution Managed Equity Fund	9.77	6.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.91	6.93	0.00
Dreyfus VIF Appreciation Portfolio	11.50	7.85	0.00
Dreyfus VIF International Value Portfolio	10.61	6.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.29	5.95	0.00
PIMCO VIT All Asset Portfolio	11.31	9.24	3298.34
PIMCO VIT High Yield Portfolio	10.48	7.78	0.00
PIMCO VIT Low Duration Portfolio	10.58	10.23	0.00
PIMCO VIT Real Return Portfolio	10.81	9.76	0.00
PIMCO VIT Total Return Portfolio	10.84	11.02	2798.04
ProFund Access VP High Yield	10.27	9.52	70362.39
ProFund VP Asia 30	16.32	7.80	67151.20
ProFund VP Banks	7.50	3.87	0.00
ProFund VP Basic Materials	12.49	5.90	31396.88
ProFund VP Bear	9.15	12.45	1893.91
ProFund VP Biotechnology	9.74	9.64	0.00
ProFund VP Bull	10.76	6.52	0.00
ProFund VP Consumer Goods	11.38	8.10	0.00
ProFund VP Consumer Services	9.56	6.37	0.00
ProFund VP Dow 30	12.30	7.51	0.00
ProFund VP Emerging Markets	10.08	4.89	0.00
ProFund VP Europe 30	11.49	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.15	0.00
ProFund VP Financials	8.57	4.12	62629.51
ProFund VP Health Care	11.01	8.10	77101.74
ProFund VP Industrials	10.82	6.25	0.00
ProFund VP International	9.75	5.27	0.00
ProFund VP Internet	10.63	5.70	0.00
ProFund VP Japan	8.97	5.16	0.00
ProFund VP Large-Cap Growth	10.97	6.87	0.00
ProFund VP Large-Cap Value	10.52	6.09	0.00
ProFund VP Mid-Cap	9.98	5.98	0.00
ProFund VP Mid-Cap Growth	10.45	6.22	0.00
ProFund VP Mid-Cap Value	9.80	6.06	0.00
ProFund VP Money Market	10.15	9.95	24630.62
ProFund VP NASDAQ-100	11.60	6.48	0.00
ProFund VP Oil & Gas	13.21	8.10	49810.57
ProFund VP Pharmaceuticals	10.78	8.43	0.00
ProFund VP Precious Metals	10.22	6.88	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.47	5.10	0.00
ProFund VP Semiconductor	9.37	4.57	0.00
ProFund VP Short Dow 30	8.72	10.64	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.71	0.00
ProFund VP Short Mid-Cap	9.56	12.25	0.00
ProFund VP Short NASDAQ-100	8.40	12.10	0.00
ProFund VP Short Small-Cap	9.87	11.90	0.00
ProFund VP Small-Cap	9.50	5.96	0.00
ProFund VP Small-Cap Growth	9.80	6.28	0.00
ProFund VP Small-Cap Value	9.14	6.16	0.00
ProFund VP Technology	11.44	6.18	56808.74
ProFund VP Telecommunications	12.38	7.89	0.00
ProFund VP U.S. Government Plus	11.64	16.94	0.00
ProFund VP UltraBull	10.99	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.06	0.00
ProFund VP UltraNASDAQ-100	12.54	3.32	69364.68
ProFund VP UltraShort Dow 30	9.99	13.53	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.35	2.74	0.00
ProFund VP Utilities	13.19	8.88	0.00
Rydex VT Dow 2x Strategy Fund	12.13	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.51	11.73	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.51	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.98	3.41	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.25	0.00
Van Eck Worldwide Hard Assets Fund	13.88	7.24	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	7.09	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	11.02	9.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	15.01	6.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.71	6.05	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.31	6.44	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.88	5.95	0.00

Table 30 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.37	4.84	0.00
AIM V.I. Global Real Estate Series II	11.58	6.22	0.00
AIM V.I. International Growth Series II	12.15	7.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.95	7.58	414.00
Alger American SmallCap Growth Portfolio	14.12	7.32	0.00
American Century VP Income & Growth Fund	11.08	7.03	0.00
American Century VP International Fund	14.84	7.94	304.93
American Century VP Large Company Value Fund	11.37	6.91	471.03
American Century VP Mid Cap Value Fund	11.25	8.25	0.00
American Century VP Ultra Fund	11.25	6.38	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.17	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.94	6.78	0.00
DireXion Dynamic HY Bond Fund	9.63	8.42	0.00
DireXion Evolution Managed Bond Fund	9.89	9.91	0.00
DireXion Evolution Managed Equity Fund	9.76	6.98	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.90	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.49	7.84	500.15
Dreyfus VIF International Value Portfolio	10.60	6.44	467.42
Goldman Sachs VIT Structured Small Cap Equity Fund	8.89	5.70	0.00
PIMCO VIT All Asset Portfolio	11.30	9.23	0.00
PIMCO VIT High Yield Portfolio	10.47	7.77	5675.72
PIMCO VIT Low Duration Portfolio	10.57	10.22	0.00
PIMCO VIT Real Return Portfolio	10.80	9.75	0.00
PIMCO VIT Total Return Portfolio	10.83	11.01	0.00
ProFund Access VP High Yield	10.26	9.51	0.00
ProFund VP Asia 30	16.30	7.79	0.00
ProFund VP Banks	7.49	3.86	0.00
ProFund VP Basic Materials	12.48	5.89	0.00
ProFund VP Bear	9.14	12.43	0.00
ProFund VP Biotechnology	9.73	9.63	0.00
ProFund VP Bull	10.75	6.51	0.00
ProFund VP Consumer Goods	11.37	8.09	0.00
ProFund VP Consumer Services	9.55	6.36	0.00
ProFund VP Dow 30	12.29	7.50	0.00
ProFund VP Emerging Markets	10.08	4.88	0.00
ProFund VP Europe 30	11.48	6.25	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	0.00
ProFund VP Health Care	11.00	8.09	0.00
ProFund VP Industrials	10.81	6.25	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.62	5.69	0.00
ProFund VP Japan	8.96	5.15	0.00
ProFund VP Large-Cap Growth	10.96	6.86	0.00
ProFund VP Large-Cap Value	10.52	6.08	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.45	6.21	0.00
ProFund VP Mid-Cap Value	9.79	6.06	0.00
ProFund VP Money Market	10.14	9.94	84600.00
ProFund VP NASDAQ-100	11.59	6.47	0.00
ProFund VP Oil & Gas	13.20	8.09	0.00
ProFund VP Pharmaceuticals	10.77	8.42	0.00
ProFund VP Precious Metals	10.21	6.87	0.00
ProFund VP Real Estate	9.27	5.29	0.00
ProFund VP Rising Rates Opportunity	8.46	5.10	1769.19
ProFund VP Semiconductor	9.36	4.57	0.00
ProFund VP Short Dow 30	8.72	10.63	0.00
ProFund VP Short Emerging Markets	9.87	12.68	0.00
ProFund VP Short International	10.20	13.70	0.00
ProFund VP Short Mid-Cap	9.56	12.24	0.00
ProFund VP Short NASDAQ-100	8.39	12.08	0.00
ProFund VP Short Small-Cap	9.86	11.88	0.00
ProFund VP Small-Cap	9.49	5.96	0.00
ProFund VP Small-Cap Growth	9.79	6.27	0.00
ProFund VP Small-Cap Value	9.13	6.15	0.00
ProFund VP Technology	11.43	6.18	0.00
ProFund VP Telecommunications	12.37	7.88	0.00
ProFund VP U.S. Government Plus	11.63	16.92	0.00
ProFund VP UltraBull	10.98	3.48	0.00
ProFund VP UltraMid-Cap	9.67	3.05	0.00
ProFund VP UltraNASDAQ-100	12.53	3.32	0.00
ProFund VP UltraShort Dow 30	9.99	13.52	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.34	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.18	8.87	0.00
Rydex VT Dow 2x Strategy Fund	12.12	4.51	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.50	11.72	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.50	3.33	0.00
Rydex VT S&P 500 2x Strategy Fund	10.97	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.17	9.99	0.00
Van Eck Worldwide Hard Assets Fund	13.87	7.23	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	7.08	535.46
Van Kampen UIF Emerging Markets Debt Portfolio	11.01	9.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.99	6.30	247.66
Van Kampen UIF Mid Cap Growth Portfolio	11.70	6.04	387.17
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.30	6.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.87	5.94	0.00

Table 31 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Adaptive Allocation Portfolio	9.52	7.58	0.00
AIM V.I. Basic Value Series II	10.36	4.84	0.00
AIM V.I. Global Real Estate Series II	11.57	6.21	0.00
AIM V.I. International Growth Series II	12.14	7.01	1824.59
AIM V.I. Mid Cap Core Equity Series II	10.94	7.57	971.55
Alger American SmallCap Growth Portfolio	14.10	7.31	0.00
American Century VP Income & Growth Fund	11.07	7.01	1387.42
American Century VP International Fund	14.82	7.93	0.00
American Century VP Large Company Value Fund	11.35	6.90	0.00
American Century VP Mid Cap Value Fund	11.23	8.23	0.00
American Century VP Ultra Fund	11.24	6.37	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.16	4.74	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.93	6.77	0.00
DireXion Dynamic HY Bond Fund	9.62	8.41	0.00
DireXion Evolution Managed Bond Fund	9.88	9.90	0.00
DireXion Evolution Managed Equity Fund	9.75	6.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.89	6.92	0.00
Dreyfus VIF Appreciation Portfolio	11.48	7.83	0.00
Dreyfus VIF International Value Portfolio	10.60	6.43	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.88	5.69	0.00
PIMCO VIT All Asset Portfolio	11.29	9.22	0.00
PIMCO VIT High Yield Portfolio	10.47	7.76	0.00
PIMCO VIT Low Duration Portfolio	10.57	10.20	111.75
PIMCO VIT Real Return Portfolio	10.80	9.73	117.65
PIMCO VIT Total Return Portfolio	10.82	11.00	103.67
ProFund Access VP High Yield	10.25	9.49	15645.95
ProFund VP Asia 30	16.29	7.78	19785.10
ProFund VP Banks	7.49	3.86	2305.14
ProFund VP Basic Materials	12.47	5.88	13013.02
ProFund VP Bear	9.14	12.41	0.00
ProFund VP Biotechnology	9.72	9.61	0.00
ProFund VP Bull	10.74	6.50	0.00
ProFund VP Consumer Goods	11.36	8.08	0.00
ProFund VP Consumer Services	9.54	6.35	0.00
ProFund VP Dow 30	12.28	7.49	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.48	6.24	0.00
ProFund VP Falling U.S. Dollar	9.92	9.14	0.00
ProFund VP Financials	8.56	4.11	19372.49
ProFund VP Health Care	10.99	8.08	31395.65
ProFund VP Industrials	10.80	6.24	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.61	5.68	0.00
ProFund VP Japan	8.96	5.14	0.00
ProFund VP Large-Cap Growth	10.95	6.85	0.00
ProFund VP Large-Cap Value	10.51	6.07	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.44	6.20	0.00
ProFund VP Mid-Cap Value	9.78	6.05	0.00
ProFund VP Money Market	10.14	9.92	3202.80
ProFund VP NASDAQ-100	11.58	6.46	488.11
ProFund VP Oil & Gas	13.19	8.08	16510.55
ProFund VP Pharmaceuticals	10.76	8.41	0.00
ProFund VP Precious Metals	10.20	6.86	0.00
ProFund VP Real Estate	9.26	5.28	0.00
ProFund VP Rising Rates Opportunity	8.45	5.09	0.00
ProFund VP Semiconductor	9.36	4.56	0.00
ProFund VP Short Dow 30	8.71	10.61	0.00
ProFund VP Short Emerging Markets	9.87	12.67	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.55	12.22	0.00
ProFund VP Short NASDAQ-100	8.39	12.06	0.00
ProFund VP Short Small-Cap	9.85	11.87	0.00
ProFund VP Small-Cap	9.48	5.95	996.28
ProFund VP Small-Cap Growth	9.78	6.26	0.00
ProFund VP Small-Cap Value	9.13	6.14	992.53
ProFund VP Technology	11.42	6.17	20634.23
ProFund VP Telecommunications	12.36	7.87	0.00
ProFund VP U.S. Government Plus	11.62	16.90	1570.80
ProFund VP UltraBull	10.98	3.47	0.00
ProFund VP UltraMid-Cap	9.66	3.05	0.00
ProFund VP UltraNASDAQ-100	12.52	3.31	24280.01
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.33	0.00
ProFund VP UltraSmall-Cap	8.34	2.74	0.00
ProFund VP Utilities	13.17	8.86	0.00
Rydex VT Dow 2x Strategy Fund	12.11	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.70	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.49	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.96	3.41	0.00
Rydex VT U.S. Government Money Market Fund	10.16	9.97	0.00
Van Eck Worldwide Hard Assets Fund	13.86	7.22	0.00
Van Kampen LIT Growth and Income Portfolio	10.75	7.07	1072.21
Van Kampen UIF Emerging Markets Debt Portfolio	11.00	9.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.98	6.29	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.69	6.04	3119.14
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.29	6.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.93	0.00

Table 32 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.57	0.00
AIM V.I. Basic Value Series II	10.35	4.83	0.00
AIM V.I. Global Real Estate Series II	11.56	6.20	0.00
AIM V.I. International Growth Series II	12.13	7.00	0.00
AIM V.I. Mid Cap Core Equity Series II	10.93	7.56	0.00
Alger American SmallCap Growth Portfolio	17.36	9.00	0.00
American Century VP Income & Growth Fund	12.03	7.62	0.00
American Century VP International Fund	16.90	9.03	0.00
American Century VP Large Company Value Fund	11.40	6.92	0.00
American Century VP Mid Cap Value Fund	11.72	8.58	0.00
American Century VP Ultra Fund	10.86	6.15	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.73	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.92	6.76	0.00
DireXion Dynamic HY Bond Fund	9.61	8.39	0.00
DireXion Evolution Managed Bond Fund	9.87	9.88	0.00
DireXion Evolution Managed Equity Fund	9.74	6.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.88	6.91	0.00
Dreyfus VIF Appreciation Portfolio	11.47	7.82	0.00
Dreyfus VIF International Value Portfolio	10.59	6.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.25	5.92	0.00
PIMCO VIT All Asset Portfolio	11.28	9.21	0.00
PIMCO VIT High Yield Portfolio	10.46	7.75	0.00
PIMCO VIT Low Duration Portfolio	10.56	10.19	198.63
PIMCO VIT Real Return Portfolio	10.79	9.72	204.15
PIMCO VIT Total Return Portfolio	10.81	10.98	183.67
ProFund Access VP High Yield	10.25	9.48	0.00
ProFund VP Asia 30	16.28	7.77	0.00
ProFund VP Banks	7.48	3.85	0.00
ProFund VP Basic Materials	12.46	5.87	0.00
ProFund VP Bear	9.13	12.40	789.36
ProFund VP Biotechnology	9.71	9.60	0.00
ProFund VP Bull	10.74	6.49	0.00
ProFund VP Consumer Goods	11.35	8.07	0.00
ProFund VP Consumer Services	9.53	6.35	0.00
ProFund VP Dow 30	12.27	7.48	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.47	6.23	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.55	4.10	0.00
ProFund VP Health Care	10.98	8.07	0.00
ProFund VP Industrials	10.79	6.23	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.60	5.67	0.00
ProFund VP Japan	8.95	5.14	0.00
ProFund VP Large-Cap Growth	10.94	6.85	0.00
ProFund VP Large-Cap Value	10.50	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.43	6.19	0.00
ProFund VP Mid-Cap Value	9.77	6.04	0.00
ProFund VP Money Market	10.13	9.91	3428.54
ProFund VP NASDAQ-100	11.57	6.46	0.00
ProFund VP Oil & Gas	13.18	8.06	0.00
ProFund VP Pharmaceuticals	10.75	8.40	0.00
ProFund VP Precious Metals	10.19	6.85	0.00
ProFund VP Real Estate	9.25	5.27	0.00
ProFund VP Rising Rates Opportunity	8.45	5.08	0.00
ProFund VP Semiconductor	9.35	4.55	0.00
ProFund VP Short Dow 30	8.70	10.60	0.00
ProFund VP Short Emerging Markets	9.87	12.66	0.00
ProFund VP Short International	10.20	13.69	0.00
ProFund VP Short Mid-Cap	9.54	12.21	634.48
ProFund VP Short NASDAQ-100	8.38	12.05	831.87
ProFund VP Short Small-Cap	9.84	11.85	980.71
ProFund VP Small-Cap	9.48	5.94	0.00
ProFund VP Small-Cap Growth	9.77	6.25	0.00
ProFund VP Small-Cap Value	9.12	6.13	0.00
ProFund VP Technology	11.41	6.16	0.00
ProFund VP Telecommunications	12.35	7.86	0.00
ProFund VP U.S. Government Plus	11.61	16.88	0.00
ProFund VP UltraBull	10.97	3.47	0.00
ProFund VP UltraMid-Cap	9.65	3.05	0.00
ProFund VP UltraNASDAQ-100	12.51	3.31	0.00
ProFund VP UltraShort Dow 30	9.99	13.51	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.32	0.00
ProFund VP UltraSmall-Cap	8.33	2.73	0.00
ProFund VP Utilities	13.15	8.85	0.00
Rydex VT Dow 2x Strategy Fund	12.10	4.50	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.49	11.68	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.47	3.32	0.00
Rydex VT S&P 500 2x Strategy Fund	10.95	3.40	0.00
Rydex VT U.S. Government Money Market Fund	9.33	9.16	0.00
Van Eck Worldwide Hard Assets Fund	13.85	7.21	0.00
Van Kampen LIT Growth and Income Portfolio	10.74	7.06	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.99	9.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.97	6.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.68	6.03	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.28	6.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.86	5.92	0.00

Table 33 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.34	4.82	0.00
AIM V.I. Global Real Estate Series II	11.55	6.19	0.00
AIM V.I. International Growth Series II	12.12	6.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.92	7.55	0.00
Alger American SmallCap Growth Portfolio	14.07	7.29	0.00
American Century VP Income & Growth Fund	11.04	6.99	0.00
American Century VP International Fund	14.79	7.90	0.00
American Century VP Large Company Value Fund	11.33	6.87	0.00
American Century VP Mid Cap Value Fund	11.21	8.21	0.00
American Century VP Ultra Fund	11.21	6.34	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.15	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.91	6.75	0.00
DireXion Dynamic HY Bond Fund	9.60	8.38	0.00
DireXion Evolution Managed Bond Fund	9.87	9.87	0.00
DireXion Evolution Managed Equity Fund	9.73	6.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.87	6.90	0.00
Dreyfus VIF Appreciation Portfolio	11.46	7.81	0.00
Dreyfus VIF International Value Portfolio	10.58	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.86	5.67	0.00
PIMCO VIT All Asset Portfolio	11.27	9.19	0.00
PIMCO VIT High Yield Portfolio	10.45	7.74	0.00
PIMCO VIT Low Duration Portfolio	10.55	10.18	0.00
PIMCO VIT Real Return Portfolio	10.78	9.71	0.00
PIMCO VIT Total Return Portfolio	10.80	10.97	0.00
ProFund Access VP High Yield	10.24	9.47	0.00
ProFund VP Asia 30	16.26	7.76	0.00
ProFund VP Banks	7.47	3.85	0.00
ProFund VP Basic Materials	12.45	5.87	0.00
ProFund VP Bear	9.12	12.38	0.00
ProFund VP Biotechnology	9.71	9.59	0.00
ProFund VP Bull	10.73	6.48	0.00
ProFund VP Consumer Goods	11.34	8.06	0.00
ProFund VP Consumer Services	9.52	6.34	0.00
ProFund VP Dow 30	12.26	7.47	0.00
ProFund VP Emerging Markets	10.07	4.88	0.00
ProFund VP Europe 30	11.46	6.22	0.00
ProFund VP Falling U.S. Dollar	9.92	9.13	0.00
ProFund VP Financials	8.54	4.10	0.00
ProFund VP Health Care	10.97	8.05	0.00
ProFund VP Industrials	10.78	6.22	0.00
ProFund VP International	9.75	5.26	0.00
ProFund VP Internet	10.59	5.67	0.00
ProFund VP Japan	8.94	5.13	0.00
ProFund VP Large-Cap Growth	10.93	6.84	0.00
ProFund VP Large-Cap Value	10.49	6.06	0.00
ProFund VP Mid-Cap	9.98	5.97	0.00
ProFund VP Mid-Cap Growth	10.42	6.18	0.00
ProFund VP Mid-Cap Value	9.76	6.03	0.00
ProFund VP Money Market	10.12	9.90	0.00
ProFund VP NASDAQ-100	11.56	6.45	0.00
ProFund VP Oil & Gas	13.17	8.05	0.00
ProFund VP Pharmaceuticals	10.74	8.39	0.00
ProFund VP Precious Metals	10.19	6.84	0.00
ProFund VP Real Estate	9.24	5.27	0.00
ProFund VP Rising Rates Opportunity	8.44	5.08	0.00
ProFund VP Semiconductor	9.34	4.55	0.00
ProFund VP Short Dow 30	8.69	10.58	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.68	0.00
ProFund VP Short Mid-Cap	9.53	12.19	0.00
ProFund VP Short NASDAQ-100	8.37	12.03	0.00
ProFund VP Short Small-Cap	9.83	11.84	0.00
ProFund VP Small-Cap	9.47	5.93	0.00
ProFund VP Small-Cap Growth	9.76	6.25	0.00
ProFund VP Small-Cap Value	9.11	6.12	0.00
ProFund VP Technology	11.40	6.15	0.00
ProFund VP Telecommunications	12.34	7.85	0.00
ProFund VP U.S. Government Plus	11.61	16.85	0.00
ProFund VP UltraBull	10.96	3.46	0.00
ProFund VP UltraMid-Cap	9.64	3.04	0.00
ProFund VP UltraNASDAQ-100	12.50	3.30	0.00
ProFund VP UltraShort Dow 30	9.99	13.50	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.31	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.14	8.83	0.00
Rydex VT Dow 2x Strategy Fund	12.09	4.49	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.48	11.67	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.46	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.94	3.40	0.00
Rydex VT U.S. Government Money Market Fund	10.13	9.94	0.00
Van Eck Worldwide Hard Assets Fund	13.84	7.20	0.00
Van Kampen LIT Growth and Income Portfolio	10.73	7.05	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.96	6.27	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.67	6.02	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.27	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.85	5.92	0.00

Table 34 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.51	7.56	0.00
AIM V.I. Basic Value Series II	10.33	4.82	0.00
AIM V.I. Global Real Estate Series II	11.54	6.18	0.00
AIM V.I. International Growth Series II	12.11	6.98	193.30
AIM V.I. Mid Cap Core Equity Series II	10.91	7.54	263.59
Alger American SmallCap Growth Portfolio	17.26	8.93	0.00
American Century VP Income & Growth Fund	11.95	7.56	347.69
American Century VP International Fund	16.80	8.97	0.00
American Century VP Large Company Value Fund	11.37	6.90	0.00
American Century VP Mid Cap Value Fund	11.68	8.55	0.00
American Century VP Ultra Fund	10.83	6.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.14	4.72	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.90	6.74	0.00
DireXion Dynamic HY Bond Fund	9.59	8.37	0.00
DireXion Evolution Managed Bond Fund	9.86	9.86	0.00
DireXion Evolution Managed Equity Fund	9.73	6.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.86	6.89	0.00
Dreyfus VIF Appreciation Portfolio	11.45	7.80	0.00
Dreyfus VIF International Value Portfolio	10.57	6.41	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.22	5.90	0.00
PIMCO VIT All Asset Portfolio	11.26	9.18	0.00
PIMCO VIT High Yield Portfolio	10.44	7.73	0.00
PIMCO VIT Low Duration Portfolio	10.54	10.16	0.00
PIMCO VIT Real Return Portfolio	10.77	9.70	0.00
PIMCO VIT Total Return Portfolio	10.79	10.95	0.00
ProFund Access VP High Yield	10.23	9.46	0.00
ProFund VP Asia 30	16.25	7.75	174.39
ProFund VP Banks	7.47	3.84	625.40
ProFund VP Basic Materials	12.44	5.86	0.00
ProFund VP Bear	9.11	12.36	0.00
ProFund VP Biotechnology	9.70	9.57	0.00
ProFund VP Bull	10.72	6.48	0.00
ProFund VP Consumer Goods	11.33	8.05	0.00
ProFund VP Consumer Services	9.52	6.33	0.00
ProFund VP Dow 30	12.25	7.46	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.45	6.21	0.00
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.54	4.09	0.00
ProFund VP Health Care	10.96	8.04	362.73
ProFund VP Industrials	10.77	6.21	0.00
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.58	5.66	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.92	6.83	0.00
ProFund VP Large-Cap Value	10.48	6.05	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.41	6.18	0.00
ProFund VP Mid-Cap Value	9.76	6.02	0.00
ProFund VP Money Market	10.11	9.88	2330.96
ProFund VP NASDAQ-100	11.55	6.44	0.00
ProFund VP Oil & Gas	13.16	8.04	0.00
ProFund VP Pharmaceuticals	10.73	8.37	0.00
ProFund VP Precious Metals	10.18	6.83	0.00
ProFund VP Real Estate	9.24	5.26	0.00
ProFund VP Rising Rates Opportunity	8.43	5.07	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.69	10.57	0.00
ProFund VP Short Emerging Markets	9.87	12.65	0.00
ProFund VP Short International	10.20	13.67	0.00
ProFund VP Short Mid-Cap	9.52	12.17	0.00
ProFund VP Short NASDAQ-100	8.37	12.02	0.00
ProFund VP Short Small-Cap	9.83	11.82	0.00
ProFund VP Small-Cap	9.46	5.92	270.30
ProFund VP Small-Cap Growth	9.76	6.24	0.00
ProFund VP Small-Cap Value	9.10	6.12	269.28
ProFund VP Technology	11.39	6.14	0.00
ProFund VP Telecommunications	12.33	7.84	0.00
ProFund VP U.S. Government Plus	11.60	16.83	0.00
ProFund VP UltraBull	10.95	3.46	0.00
ProFund VP UltraMid-Cap	9.63	3.04	0.00
ProFund VP UltraNASDAQ-100	12.49	3.30	0.00
ProFund VP UltraShort Dow 30	9.98	13.49	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.30	0.00
ProFund VP UltraSmall-Cap	8.32	2.73	0.00
ProFund VP Utilities	13.13	8.82	0.00
Rydex VT Dow 2x Strategy Fund	12.08	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.65	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.45	3.31	0.00
Rydex VT S&P 500 2x Strategy Fund	10.93	3.39	0.00
Rydex VT U.S. Government Money Market Fund	9.28	9.10	0.00
Van Eck Worldwide Hard Assets Fund	13.82	7.19	0.00
Van Kampen LIT Growth and Income Portfolio	10.72	7.05	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.98	9.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.94	6.27	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.66	6.01	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.26	6.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.84	5.91	0.00

Table 35 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.51	7.55	0.00
AIM V.I. Basic Value Series II	10.32	4.81	0.00
AIM V.I. Global Real Estate Series II	11.53	6.18	0.00
AIM V.I. International Growth Series II	12.10	6.97	0.00
AIM V.I. Mid Cap Core Equity Series II	10.90	7.53	0.00
Alger American SmallCap Growth Portfolio	14.04	7.26	0.00
American Century VP Income & Growth Fund	11.02	6.97	0.00
American Century VP International Fund	14.75	7.87	0.00
American Century VP Large Company Value Fund	11.30	6.85	0.00
American Century VP Mid Cap Value Fund	11.18	8.18	0.00
American Century VP Ultra Fund	11.19	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.13	4.71	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.89	6.73	0.00
DireXion Dynamic HY Bond Fund	9.59	8.36	0.00
DireXion Evolution Managed Bond Fund	9.85	9.84	0.00
DireXion Evolution Managed Equity Fund	9.72	6.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.85	6.88	0.00
Dreyfus VIF Appreciation Portfolio	11.44	7.79	0.00
Dreyfus VIF International Value Portfolio	10.56	6.40	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.84	5.65	0.00
PIMCO VIT All Asset Portfolio	11.25	9.17	0.00
PIMCO VIT High Yield Portfolio	10.43	7.72	0.00
PIMCO VIT Low Duration Portfolio	10.53	10.15	0.00
PIMCO VIT Real Return Portfolio	10.76	9.68	0.00
PIMCO VIT Total Return Portfolio	10.78	10.94	0.00
ProFund Access VP High Yield	10.22	9.44	0.00
ProFund VP Asia 30	16.24	7.74	0.00
ProFund VP Banks	7.46	3.84	0.00
ProFund VP Basic Materials	12.43	5.85	0.00
ProFund VP Bear	9.11	12.35	0.00
ProFund VP Biotechnology	9.69	9.56	0.00
ProFund VP Bull	10.71	6.47	0.00
ProFund VP Consumer Goods	11.32	8.04	0.00
ProFund VP Consumer Services	9.51	6.32	0.00
ProFund VP Dow 30	12.24	7.45	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.44	6.20	0.00
ProFund VP Falling U.S. Dollar	9.92	9.12	0.00
ProFund VP Financials	8.53	4.09	0.00
ProFund VP Health Care	10.95	8.03	0.00
ProFund VP Industrials	10.76	6.20	0.00
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.57	5.65	0.00
ProFund VP Japan	8.93	5.12	0.00
ProFund VP Large-Cap Growth	10.91	6.82	0.00
ProFund VP Large-Cap Value	10.47	6.04	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.40	6.17	0.00
ProFund VP Mid-Cap Value	9.75	6.02	0.00
ProFund VP Money Market	10.10	9.87	0.00
ProFund VP NASDAQ-100	11.54	6.43	0.00
ProFund VP Oil & Gas	13.15	8.03	0.00
ProFund VP Pharmaceuticals	10.72	8.36	0.00
ProFund VP Precious Metals	10.17	6.82	0.00
ProFund VP Real Estate	9.23	5.25	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.33	4.54	0.00
ProFund VP Short Dow 30	8.68	10.56	0.00
ProFund VP Short Emerging Markets	9.87	12.64	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.52	12.16	0.00
ProFund VP Short NASDAQ-100	8.36	12.00	0.00
ProFund VP Short Small-Cap	9.82	11.80	0.00
ProFund VP Small-Cap	9.45	5.92	0.00
ProFund VP Small-Cap Growth	9.75	6.23	0.00
ProFund VP Small-Cap Value	9.10	6.11	0.00
ProFund VP Technology	11.38	6.14	0.00
ProFund VP Telecommunications	12.32	7.83	0.00
ProFund VP U.S. Government Plus	11.59	16.81	0.00
ProFund VP UltraBull	10.94	3.45	0.00
ProFund VP UltraMid-Cap	9.63	3.03	0.00
ProFund VP UltraNASDAQ-100	12.48	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.29	0.00
ProFund VP UltraSmall-Cap	8.31	2.72	0.00
ProFund VP Utilities	13.12	8.81	0.00
Rydex VT Dow 2x Strategy Fund	12.07	4.48	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.47	11.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.44	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.92	3.39	0.00
Rydex VT U.S. Government Money Market Fund	10.11	9.91	0.00
Van Eck Worldwide Hard Assets Fund	13.81	7.18	0.00
Van Kampen LIT Growth and Income Portfolio	10.71	7.04	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.97	9.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.93	6.26	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.65	6.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.25	6.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.83	5.90	0.00

Table 36 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Adaptive Allocation Portfolio	9.50	7.55	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.52	6.17	0.00
AIM V.I. International Growth Series II	12.09	6.96	0.00
AIM V.I. Mid Cap Core Equity Series II	10.89	7.52	753.69
Alger American SmallCap Growth Portfolio	15.12	7.82	0.00
American Century VP Income & Growth Fund	10.98	6.94	0.00
American Century VP International Fund	14.93	7.97	866.88
American Century VP Large Company Value Fund	11.27	6.83	1504.97
American Century VP Mid Cap Value Fund	11.68	8.54	0.00
American Century VP Ultra Fund	11.10	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.88	6.72	0.00
DireXion Dynamic HY Bond Fund	9.58	8.35	0.00
DireXion Evolution Managed Bond Fund	9.84	9.83	20242.93
DireXion Evolution Managed Equity Fund	9.71	6.92	45214.31
Dreyfus Socially Responsible Growth Fund, Inc.	10.84	6.87	0.00
Dreyfus VIF Appreciation Portfolio	11.43	7.78	1485.72
Dreyfus VIF International Value Portfolio	10.55	6.39	1462.03
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.25	9.16	0.00
PIMCO VIT High Yield Portfolio	10.42	7.71	4821.48
PIMCO VIT Low Duration Portfolio	10.52	10.14	2027.96
PIMCO VIT Real Return Portfolio	10.75	9.67	0.00
PIMCO VIT Total Return Portfolio	10.77	10.92	3414.10
ProFund Access VP High Yield	10.21	9.43	0.00
ProFund VP Asia 30	16.22	7.73	0.00
ProFund VP Banks	7.46	3.83	0.00
ProFund VP Basic Materials	12.42	5.84	0.00
ProFund VP Bear	9.10	12.33	0.00
ProFund VP Biotechnology	9.68	9.55	0.00
ProFund VP Bull	10.70	6.46	0.00
ProFund VP Consumer Goods	11.31	8.03	0.00
ProFund VP Consumer Services	9.50	6.31	0.00
ProFund VP Dow 30	12.23	7.44	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.43	6.20	0.00
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.52	4.08	0.00
ProFund VP Health Care	10.94	8.02	0.00
ProFund VP Industrials	10.75	6.20	0.00
ProFund VP International	9.75	5.25	0.00
ProFund VP Internet	10.57	5.64	0.00
ProFund VP Japan	8.92	5.11	0.00
ProFund VP Large-Cap Growth	10.90	6.81	0.00
ProFund VP Large-Cap Value	10.46	6.03	0.00
ProFund VP Mid-Cap	9.98	5.96	0.00
ProFund VP Mid-Cap Growth	10.39	6.16	0.00
ProFund VP Mid-Cap Value	9.74	6.01	0.00
ProFund VP Money Market	10.09	9.86	5225.13
ProFund VP NASDAQ-100	11.53	6.42	0.00
ProFund VP Oil & Gas	13.14	8.02	0.00
ProFund VP Pharmaceuticals	10.72	8.35	0.00
ProFund VP Precious Metals	10.16	6.81	0.00
ProFund VP Real Estate	9.22	5.24	0.00
ProFund VP Rising Rates Opportunity	8.42	5.06	0.00
ProFund VP Semiconductor	9.32	4.53	0.00
ProFund VP Short Dow 30	8.67	10.54	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.66	0.00
ProFund VP Short Mid-Cap	9.51	12.14	0.00
ProFund VP Short NASDAQ-100	8.35	11.98	0.00
ProFund VP Short Small-Cap	9.81	11.79	0.00
ProFund VP Small-Cap	9.45	5.91	0.00
ProFund VP Small-Cap Growth	9.74	6.22	0.00
ProFund VP Small-Cap Value	9.09	6.10	0.00
ProFund VP Technology	11.37	6.13	0.00
ProFund VP Telecommunications	12.31	7.82	0.00
ProFund VP U.S. Government Plus	11.58	16.79	0.00
ProFund VP UltraBull	10.93	3.45	0.00
ProFund VP UltraMid-Cap	9.62	3.03	0.00
ProFund VP UltraNASDAQ-100	12.47	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.48	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.28	0.00
ProFund VP UltraSmall-Cap	8.30	2.72	0.00
ProFund VP Utilities	13.11	8.80	0.00
Rydex VT Dow 2x Strategy Fund	12.06	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.62	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.43	3.30	0.00
Rydex VT S&P 500 2x Strategy Fund	10.91	3.38	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.80	7.17	0.00
Van Kampen LIT Growth and Income Portfolio	10.70	7.03	1578.34
Van Kampen UIF Emerging Markets Debt Portfolio	10.96	9.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.92	6.25	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.64	5.99	744.21
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.24	6.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.89	0.00

Table 37 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.54	0.00
AIM V.I. Basic Value Series II	10.31	4.80	0.00
AIM V.I. Global Real Estate Series II	11.51	6.16	0.00
AIM V.I. International Growth Series II	12.08	6.95	0.00
AIM V.I. Mid Cap Core Equity Series II	10.88	7.51	0.00
Alger American SmallCap Growth Portfolio	17.11	8.84	0.00
American Century VP Income & Growth Fund	11.85	7.49	0.00
American Century VP International Fund	16.65	8.88	0.00
American Century VP Large Company Value Fund	11.32	6.85	0.00
American Century VP Mid Cap Value Fund	11.63	8.50	0.00
American Century VP Ultra Fund	10.78	6.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.12	4.70	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.87	6.71	0.00
DireXion Dynamic HY Bond Fund	9.57	8.34	0.00
DireXion Evolution Managed Bond Fund	9.83	9.82	0.00
DireXion Evolution Managed Equity Fund	9.70	6.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.86	0.00
Dreyfus VIF Appreciation Portfolio	11.42	7.77	0.00
Dreyfus VIF International Value Portfolio	10.54	6.38	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.18	5.86	0.00
PIMCO VIT All Asset Portfolio	11.24	9.14	0.00
PIMCO VIT High Yield Portfolio	10.41	7.70	0.00
PIMCO VIT Low Duration Portfolio	10.51	10.12	0.00
PIMCO VIT Real Return Portfolio	10.74	9.66	0.00
PIMCO VIT Total Return Portfolio	10.76	10.91	0.00
ProFund Access VP High Yield	10.20	9.42	0.00
ProFund VP Asia 30	16.21	7.71	0.00
ProFund VP Banks	7.45	3.83	0.00
ProFund VP Basic Materials	12.41	5.84	0.00
ProFund VP Bear	9.09	12.31	0.00
ProFund VP Biotechnology	9.67	9.54	0.00
ProFund VP Bull	10.69	6.45	0.00
ProFund VP Consumer Goods	11.30	8.02	0.00
ProFund VP Consumer Services	9.49	6.30	0.00
ProFund VP Dow 30	12.22	7.43	0.00
ProFund VP Emerging Markets	10.07	4.87	0.00
ProFund VP Europe 30	11.42	6.19	0.00
ProFund VP Falling U.S. Dollar	9.92	9.11	0.00
ProFund VP Financials	8.51	4.08	0.00
ProFund VP Health Care	10.93	8.01	0.00
ProFund VP Industrials	10.74	6.19	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.56	5.64	0.00
ProFund VP Japan	8.91	5.10	0.00
ProFund VP Large-Cap Growth	10.90	6.80	0.00
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.39	6.15	0.00
ProFund VP Mid-Cap Value	9.73	6.00	0.00
ProFund VP Money Market	10.08	9.84	14653.08
ProFund VP NASDAQ-100	11.52	6.41	0.00
ProFund VP Oil & Gas	13.13	8.01	0.00
ProFund VP Pharmaceuticals	10.71	8.34	0.00
ProFund VP Precious Metals	10.15	6.80	0.00
ProFund VP Real Estate	9.21	5.24	0.00
ProFund VP Rising Rates Opportunity	8.41	5.05	0.00
ProFund VP Semiconductor	9.31	4.52	0.00
ProFund VP Short Dow 30	8.67	10.53	0.00
ProFund VP Short Emerging Markets	9.87	12.63	0.00
ProFund VP Short International	10.20	13.65	0.00
ProFund VP Short Mid-Cap	9.50	12.12	0.00
ProFund VP Short NASDAQ-100	8.34	11.97	0.00
ProFund VP Short Small-Cap	9.80	11.77	0.00
ProFund VP Small-Cap	9.44	5.90	0.00
ProFund VP Small-Cap Growth	9.73	6.21	0.00
ProFund VP Small-Cap Value	9.08	6.09	0.00
ProFund VP Technology	11.36	6.12	0.00
ProFund VP Telecommunications	12.30	7.81	0.00
ProFund VP U.S. Government Plus	11.57	16.76	0.00
ProFund VP UltraBull	10.92	3.45	0.00
ProFund VP UltraMid-Cap	9.61	3.02	0.00
ProFund VP UltraNASDAQ-100	12.46	3.29	0.00
ProFund VP UltraShort Dow 30	9.98	13.47	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.27	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.10	8.79	0.00
Rydex VT Dow 2x Strategy Fund	12.05	4.47	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.46	11.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.42	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.38	0.00
Rydex VT U.S. Government Money Market Fund	9.20	9.01	0.00
Van Eck Worldwide Hard Assets Fund	13.79	7.16	0.00
Van Kampen LIT Growth and Income Portfolio	10.70	7.02	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.95	9.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.91	6.24	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.63	5.99	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.37	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.82	5.88	0.00

Table 38– 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Adaptive Allocation Portfolio	9.50	7.53	0.00
AIM V.I. Basic Value Series II	10.30	4.79	0.00
AIM V.I. Global Real Estate Series II	11.50	6.15	0.00
AIM V.I. International Growth Series II	12.07	6.94	0.00
AIM V.I. Mid Cap Core Equity Series II	10.88	7.50	0.00
Alger American SmallCap Growth Portfolio	11.56	5.97	0.00
American Century VP Income & Growth Fund	10.52	6.64	0.00
American Century VP International Fund	12.16	6.48	0.00
American Century VP Large Company Value Fund	10.53	6.37	0.00
American Century VP Mid Cap Value Fund	10.29	7.52	0.00
American Century VP Ultra Fund	11.19	6.32	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.11	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.86	6.71	0.00
DireXion Dynamic HY Bond Fund	9.56	8.33	0.00
DireXion Evolution Managed Bond Fund	9.83	9.81	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.83	6.85	0.00
Dreyfus VIF Appreciation Portfolio	11.41	7.76	0.00
Dreyfus VIF International Value Portfolio	10.53	6.37	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.90	5.04	0.00
PIMCO VIT All Asset Portfolio	11.23	9.13	0.00
PIMCO VIT High Yield Portfolio	10.40	7.69	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.11	0.00
PIMCO VIT Real Return Portfolio	10.73	9.64	0.00
PIMCO VIT Total Return Portfolio	10.75	10.89	0.00
ProFund Access VP High Yield	10.19	9.40	0.00
ProFund VP Asia 30	16.20	7.70	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.40	5.83	0.00
ProFund VP Bear	9.08	12.30	0.00
ProFund VP Biotechnology	9.67	9.52	0.00
ProFund VP Bull	10.68	6.44	0.00
ProFund VP Consumer Goods	11.29	8.00	0.00
ProFund VP Consumer Services	9.48	6.30	0.00
ProFund VP Dow 30	12.21	7.42	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.41	6.18	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.51	4.07	0.00
ProFund VP Health Care	10.92	8.00	0.00
ProFund VP Industrials	10.73	6.18	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.55	5.63	0.00
ProFund VP Japan	8.90	5.10	0.00
ProFund VP Large-Cap Growth	10.89	6.79	0.00
ProFund VP Large-Cap Value	10.45	6.02	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.38	6.14	0.00
ProFund VP Mid-Cap Value	9.72	5.99	0.00
ProFund VP Money Market	10.08	9.83	0.00
ProFund VP NASDAQ-100	11.51	6.40	0.00
ProFund VP Oil & Gas	13.12	8.00	0.00
ProFund VP Pharmaceuticals	10.70	8.33	0.00
ProFund VP Precious Metals	10.14	6.79	0.00
ProFund VP Real Estate	9.20	5.23	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.30	4.52	0.00
ProFund VP Short Dow 30	8.66	10.51	0.00
ProFund VP Short Emerging Markets	9.87	12.62	0.00
ProFund VP Short International	10.20	13.64	0.00
ProFund VP Short Mid-Cap	9.49	12.11	0.00
ProFund VP Short NASDAQ-100	8.34	11.95	0.00
ProFund VP Short Small-Cap	9.79	11.76	0.00
ProFund VP Small-Cap	9.43	5.89	0.00
ProFund VP Small-Cap Growth	9.72	6.20	0.00
ProFund VP Small-Cap Value	9.07	6.08	0.00
ProFund VP Technology	11.35	6.11	0.00
ProFund VP Telecommunications	12.29	7.80	0.00
ProFund VP U.S. Government Plus	11.56	16.74	0.00
ProFund VP UltraBull	10.91	3.44	0.00
ProFund VP UltraMid-Cap	9.60	3.02	0.00
ProFund VP UltraNASDAQ-100	12.45	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.46	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.26	0.00
ProFund VP UltraSmall-Cap	8.29	2.71	0.00
ProFund VP Utilities	13.09	8.78	0.00
Rydex VT Dow 2x Strategy Fund	12.04	4.46	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.45	11.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.41	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.90	3.37	0.00
Rydex VT U.S. Government Money Market Fund	10.10	9.88	0.00
Van Eck Worldwide Hard Assets Fund	13.78	7.15	0.00
Van Kampen LIT Growth and Income Portfolio	10.69	7.01	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.94	9.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.89	6.23	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.62	5.98	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.23	6.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.81	5.88	0.00

Table 39 – 3.35 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.53	0.00
AIM V.I. Basic Value Series II	10.29	4.78	0.00
AIM V.I. Global Real Estate Series II	11.49	6.14	0.00
AIM V.I. International Growth Series II	12.06	6.93	0.00
AIM V.I. Mid Cap Core Equity Series II	10.87	7.49	0.00
Alger American SmallCap Growth Portfolio	17.01	8.78	0.00
American Century VP Income & Growth Fund	11.78	7.43	0.00
American Century VP International Fund	16.55	8.82	0.00
American Century VP Large Company Value Fund	11.28	6.83	0.00
American Century VP Mid Cap Value Fund	11.60	8.46	0.00
American Century VP Ultra Fund	10.74	6.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.10	4.69	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.85	6.70	0.00
DireXion Dynamic HY Bond Fund	9.55	8.32	0.00
DireXion Evolution Managed Bond Fund	9.82	9.79	0.00
DireXion Evolution Managed Equity Fund	9.69	6.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.82	6.84	0.00
Dreyfus VIF Appreciation Portfolio	11.40	7.75	0.00
Dreyfus VIF International Value Portfolio	10.52	6.36	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0.00
PIMCO VIT All Asset Portfolio	11.22	9.12	0.00
PIMCO VIT High Yield Portfolio	10.40	7.68	0.00
PIMCO VIT Low Duration Portfolio	10.50	10.10	8543.46
PIMCO VIT Real Return Portfolio	10.72	9.63	0.00
PIMCO VIT Total Return Portfolio	10.75	10.88	0.00
ProFund Access VP High Yield	10.19	9.39	0.00
ProFund VP Asia 30	16.18	7.69	0.00
ProFund VP Banks	7.44	3.82	0.00
ProFund VP Basic Materials	12.39	5.82	0.00
ProFund VP Bear	9.08	12.28	0.00
ProFund VP Biotechnology	9.66	9.51	0.00
ProFund VP Bull	10.67	6.43	0.00
ProFund VP Consumer Goods	11.28	7.99	0.00
ProFund VP Consumer Services	9.48	6.29	0.00
ProFund VP Dow 30	12.20	7.41	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.40	6.17	0.00
ProFund VP Falling U.S. Dollar	9.92	9.10	0.00
ProFund VP Financials	8.50	4.06	0.00
ProFund VP Health Care	10.92	7.99	0.00
ProFund VP Industrials	10.73	6.17	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.54	5.62	0.00
ProFund VP Japan	8.90	5.09	0.00
ProFund VP Large-Cap Growth	10.88	6.78	0.00
ProFund VP Large-Cap Value	10.44	6.01	0.00
ProFund VP Mid-Cap	9.98	5.95	0.00
ProFund VP Mid-Cap Growth	10.37	6.13	0.00
ProFund VP Mid-Cap Value	9.72	5.98	0.00
ProFund VP Money Market	10.07	9.82	1049.22
ProFund VP NASDAQ-100	11.50	6.40	0.00
ProFund VP Oil & Gas	13.10	7.99	0.00
ProFund VP Pharmaceuticals	10.69	8.32	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.20	5.22	0.00
ProFund VP Rising Rates Opportunity	8.40	5.04	0.00
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.65	10.50	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.49	12.09	0.00
ProFund VP Short NASDAQ-100	8.33	11.94	0.00
ProFund VP Short Small-Cap	9.79	11.74	0.00
ProFund VP Small-Cap	9.42	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.20	0.00
ProFund VP Small-Cap Value	9.06	6.08	0.00
ProFund VP Technology	11.34	6.10	0.00
ProFund VP Telecommunications	12.28	7.79	0.00
ProFund VP U.S. Government Plus	11.55	16.72	0.00
ProFund VP UltraBull	10.90	3.44	0.00
ProFund VP UltraMid-Cap	9.59	3.02	0.00
ProFund VP UltraNASDAQ-100	12.44	3.28	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.25	0.00
ProFund VP UltraSmall-Cap	8.28	2.71	0.00
ProFund VP Utilities	13.08	8.76	0.00
Rydex VT Dow 2x Strategy Fund	12.03	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.40	3.29	0.00
Rydex VT S&P 500 2x Strategy Fund	10.89	3.37	0.00
Rydex VT U.S. Government Money Market Fund	9.15	8.95	0.00
Van Eck Worldwide Hard Assets Fund	13.77	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.68	7.00	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.93	8.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.88	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.61	5.97	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.22	6.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.80	5.87	0.00

Table 40 – 3.40 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.28	4.78	0.00
AIM V.I. Global Real Estate Series II	11.48	6.13	0.00
AIM V.I. International Growth Series II	12.05	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.86	7.48	0.00
Alger American SmallCap Growth Portfolio	13.95	7.20	0.00
American Century VP Income & Growth Fund	10.95	6.91	0.00
American Century VP International Fund	14.66	7.81	0.00
American Century VP Large Company Value Fund	11.23	6.79	0.00
American Century VP Mid Cap Value Fund	11.12	8.11	0.00
American Century VP Ultra Fund	11.12	6.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.68	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.69	0.00
DireXion Dynamic HY Bond Fund	9.55	8.31	0.00
DireXion Evolution Managed Bond Fund	9.81	9.78	0.00
DireXion Evolution Managed Equity Fund	9.68	6.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.81	6.83	0.00
Dreyfus VIF Appreciation Portfolio	11.39	7.74	0.00
Dreyfus VIF International Value Portfolio	10.52	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.79	5.60	0.00
PIMCO VIT All Asset Portfolio	11.21	9.11	0.00
PIMCO VIT High Yield Portfolio	10.39	7.67	0.00
PIMCO VIT Low Duration Portfolio	10.49	10.08	0.00
PIMCO VIT Real Return Portfolio	10.72	9.62	0.00
PIMCO VIT Total Return Portfolio	10.74	10.86	0.00
ProFund Access VP High Yield	10.18	9.38	0.00
ProFund VP Asia 30	16.17	7.68	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.38	5.81	0.00
ProFund VP Bear	9.07	12.26	0.00
ProFund VP Biotechnology	9.65	9.50	0.00
ProFund VP Bull	10.66	6.42	0.00
ProFund VP Consumer Goods	11.27	7.98	0.00
ProFund VP Consumer Services	9.47	6.28	0.00
ProFund VP Dow 30	12.19	7.40	0.00
ProFund VP Emerging Markets	10.07	4.86	0.00
ProFund VP Europe 30	11.39	6.16	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.06	0.00
ProFund VP Health Care	10.91	7.98	0.00
ProFund VP Industrials	10.72	6.16	0.00
ProFund VP International	9.75	5.24	0.00
ProFund VP Internet	10.53	5.61	0.00
ProFund VP Japan	8.89	5.08	0.00
ProFund VP Large-Cap Growth	10.87	6.77	0.00
ProFund VP Large-Cap Value	10.43	6.00	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.36	6.13	0.00
ProFund VP Mid-Cap Value	9.71	5.98	0.00
ProFund VP Money Market	10.06	9.80	0.00
ProFund VP NASDAQ-100	11.49	6.39	0.00
ProFund VP Oil & Gas	13.09	7.98	0.00
ProFund VP Pharmaceuticals	10.68	8.31	0.00
ProFund VP Precious Metals	10.13	6.78	0.00
ProFund VP Real Estate	9.19	5.22	0.00
ProFund VP Rising Rates Opportunity	8.39	5.03	0.00
ProFund VP Semiconductor	9.29	4.51	0.00
ProFund VP Short Dow 30	8.64	10.49	0.00
ProFund VP Short Emerging Markets	9.87	12.61	0.00
ProFund VP Short International	10.20	13.63	0.00
ProFund VP Short Mid-Cap	9.48	12.08	0.00
ProFund VP Short NASDAQ-100	8.32	11.92	0.00
ProFund VP Short Small-Cap	9.78	11.73	0.00
ProFund VP Small-Cap	9.41	5.88	0.00
ProFund VP Small-Cap Growth	9.71	6.19	0.00
ProFund VP Small-Cap Value	9.06	6.07	0.00
ProFund VP Technology	11.33	6.09	0.00
ProFund VP Telecommunications	12.27	7.78	0.00
ProFund VP U.S. Government Plus	11.54	16.70	0.00
ProFund VP UltraBull	10.89	3.43	0.00
ProFund VP UltraMid-Cap	9.59	3.01	0.00
ProFund VP UltraNASDAQ-100	12.43	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.45	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.24	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	0.00
ProFund VP Utilities	13.07	8.75	0.00
Rydex VT Dow 2x Strategy Fund	12.02	4.45	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.44	11.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.39	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.88	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.05	9.82	0.00
Van Eck Worldwide Hard Assets Fund	13.75	7.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.67	6.99	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.92	8.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.87	6.22	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.60	5.96	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.21	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.79	5.86	0.00

Table 41 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Adaptive Allocation Portfolio	9.49	7.52	0.00
AIM V.I. Basic Value Series II	10.27	4.77	0.00
AIM V.I. Global Real Estate Series II	11.47	6.13	0.00
AIM V.I. International Growth Series II	12.04	6.92	0.00
AIM V.I. Mid Cap Core Equity Series II	10.85	7.47	0.00
Alger American SmallCap Growth Portfolio	11.53	5.95	0.00
American Century VP Income & Growth Fund	10.50	6.62	0.00
American Century VP International Fund	12.13	6.46	0.00
American Century VP Large Company Value Fund	10.50	6.35	0.00
American Century VP Mid Cap Value Fund	10.27	7.49	0.00
American Century VP Ultra Fund	11.16	6.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.09	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.84	6.68	0.00
DireXion Dynamic HY Bond Fund	9.54	8.29	0.00
DireXion Evolution Managed Bond Fund	9.80	9.77	0.00
DireXion Evolution Managed Equity Fund	9.67	6.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.80	6.82	0.00
Dreyfus VIF Appreciation Portfolio	11.38	7.73	0.00
Dreyfus VIF International Value Portfolio	10.51	6.35	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	7.88	5.02	0.00
PIMCO VIT All Asset Portfolio	11.20	9.10	0.00
PIMCO VIT High Yield Portfolio	10.38	7.66	0.00
PIMCO VIT Low Duration Portfolio	10.48	10.07	0.00
PIMCO VIT Real Return Portfolio	10.71	9.61	0.00
PIMCO VIT Total Return Portfolio	10.73	10.85	0.00
ProFund Access VP High Yield	10.17	9.37	0.00
ProFund VP Asia 30	16.15	7.67	0.00
ProFund VP Banks	7.43	3.81	0.00
ProFund VP Basic Materials	12.37	5.80	0.00
ProFund VP Bear	9.06	12.25	0.00
ProFund VP Biotechnology	9.64	9.49	0.00
ProFund VP Bull	10.65	6.42	0.00
ProFund VP Consumer Goods	11.26	7.97	0.00
ProFund VP Consumer Services	9.46	6.27	0.00
ProFund VP Dow 30	12.18	7.39	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.38	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.09	0.00
ProFund VP Financials	8.49	4.05	0.00
ProFund VP Health Care	10.90	7.97	0.00
ProFund VP Industrials	10.71	6.16	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.52	5.61	0.00
ProFund VP Japan	8.88	5.07	0.00
ProFund VP Large-Cap Growth	10.86	6.76	0.00
ProFund VP Large-Cap Value	10.42	5.99	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.35	6.12	0.00
ProFund VP Mid-Cap Value	9.70	5.97	0.00
ProFund VP Money Market	10.05	9.79	0.00
ProFund VP NASDAQ-100	11.48	6.38	0.00
ProFund VP Oil & Gas	13.08	7.97	0.00
ProFund VP Pharmaceuticals	10.67	8.30	0.00
ProFund VP Precious Metals	10.12	6.77	0.00
ProFund VP Real Estate	9.18	5.21	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.28	4.50	0.00
ProFund VP Short Dow 30	8.64	10.47	0.00
ProFund VP Short Emerging Markets	9.86	12.60	0.00
ProFund VP Short International	10.20	13.62	0.00
ProFund VP Short Mid-Cap	9.47	12.06	0.00
ProFund VP Short NASDAQ-100	8.32	11.90	0.00
ProFund VP Short Small-Cap	9.77	11.71	0.00
ProFund VP Small-Cap	9.41	5.87	0.00
ProFund VP Small-Cap Growth	9.70	6.18	0.00
ProFund VP Small-Cap Value	9.05	6.06	0.00
ProFund VP Technology	11.32	6.09	0.00
ProFund VP Telecommunications	12.26	7.77	0.00
ProFund VP U.S. Government Plus	11.53	16.68	0.00
ProFund VP UltraBull	10.88	3.43	0.00
ProFund VP UltraMid-Cap	9.58	3.01	0.00
ProFund VP UltraNASDAQ-100	12.42	3.27	0.00
ProFund VP UltraShort Dow 30	9.98	13.44	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.23	0.00
ProFund VP UltraSmall-Cap	8.27	2.70	0.00
ProFund VP Utilities	13.06	8.74	0.00
Rydex VT Dow 2x Strategy Fund	12.01	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.43	11.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.38	3.28	0.00
Rydex VT S&P 500 2x Strategy Fund	10.87	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.07	9.84	0.00
Van Eck Worldwide Hard Assets Fund	13.74	7.13	0.00
Van Kampen LIT Growth and Income Portfolio	10.66	6.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.91	8.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.86	6.21	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.59	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.20	6.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.78	5.85	0.00

Table 42 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2007)	Accumulation Unit Value at End of Period (12/31/2008)	Number of Accumulation Units at End of Period
2008

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Adaptive Allocation Portfolio	9.48	7.51	0.00
AIM V.I. Basic Value Series II	10.26	4.77	0.00
AIM V.I. Global Real Estate Series II	11.46	6.12	0.00
AIM V.I. International Growth Series II	12.03	6.91	0.00
AIM V.I. Mid Cap Core Equity Series II	10.84	7.46	0.00
Alger American SmallCap Growth Portfolio	13.92	7.18	0.00
American Century VP Income & Growth Fund	10.93	6.89	0.00
American Century VP International Fund	14.63	7.78	0.00
American Century VP Large Company Value Fund	11.21	6.77	0.00
American Century VP Mid Cap Value Fund	11.09	8.08	0.00
American Century VP Ultra Fund	11.09	6.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.08	4.67	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.83	6.67	0.00
DireXion Dynamic HY Bond Fund	9.53	8.28	0.00
DireXion Evolution Managed Bond Fund	9.79	9.75	0.00
DireXion Evolution Managed Equity Fund	9.66	6.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.79	6.81	0.00
Dreyfus VIF Appreciation Portfolio	11.37	7.72	0.00
Dreyfus VIF International Value Portfolio	10.50	6.34	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	8.77	5.58	0.00
PIMCO VIT All Asset Portfolio	11.19	9.08	0.00
PIMCO VIT High Yield Portfolio	10.37	7.65	0.00
PIMCO VIT Low Duration Portfolio	10.47	10.06	28.67
PIMCO VIT Real Return Portfolio	10.70	9.59	30.62
PIMCO VIT Total Return Portfolio	10.72	10.83	26.68
ProFund Access VP High Yield	10.16	9.35	0.00
ProFund VP Asia 30	16.14	7.66	0.00
ProFund VP Banks	7.42	3.80	0.00
ProFund VP Basic Materials	12.36	5.80	0.00
ProFund VP Bear	9.05	12.23	0.00
ProFund VP Biotechnology	9.63	9.47	0.00
ProFund VP Bull	10.65	6.41	0.00
ProFund VP Consumer Goods	11.25	7.96	0.00
ProFund VP Consumer Services	9.45	6.26	0.00
ProFund VP Dow 30	12.17	7.38	0.00
ProFund VP Emerging Markets	10.07	4.85	0.00
ProFund VP Europe 30	11.37	6.15	0.00
ProFund VP Falling U.S. Dollar	9.91	9.08	0.00
ProFund VP Financials	8.48	4.05	0.00
ProFund VP Health Care	10.89	7.96	0.00
ProFund VP Industrials	10.70	6.15	0.00
ProFund VP International	9.74	5.23	0.00
ProFund VP Internet	10.51	5.60	0.00
ProFund VP Japan	8.87	5.07	0.00
ProFund VP Large-Cap Growth	10.85	6.75	0.00
ProFund VP Large-Cap Value	10.41	5.98	0.00
ProFund VP Mid-Cap	9.98	5.94	0.00
ProFund VP Mid-Cap Growth	10.34	6.11	0.00
ProFund VP Mid-Cap Value	9.69	5.96	0.00
ProFund VP Money Market	10.04	9.78	485.41
ProFund VP NASDAQ-100	11.47	6.37	0.00
ProFund VP Oil & Gas	13.07	7.96	0.00
ProFund VP Pharmaceuticals	10.66	8.29	0.00
ProFund VP Precious Metals	10.11	6.76	0.00
ProFund VP Real Estate	9.17	5.20	0.00
ProFund VP Rising Rates Opportunity	8.38	5.02	0.00
ProFund VP Semiconductor	9.27	4.49	0.00
ProFund VP Short Dow 30	8.63	10.46	0.00
ProFund VP Short Emerging Markets	9.86	12.59	0.00
ProFund VP Short International	10.20	13.61	0.00
ProFund VP Short Mid-Cap	9.46	12.04	0.00
ProFund VP Short NASDAQ-100	8.31	11.89	0.00
ProFund VP Short Small-Cap	9.76	11.69	0.00
ProFund VP Small-Cap	9.40	5.86	0.00
ProFund VP Small-Cap Growth	9.69	6.17	0.00
ProFund VP Small-Cap Value	9.04	6.05	0.00
ProFund VP Technology	11.31	6.08	0.00
ProFund VP Telecommunications	12.25	7.76	0.00
ProFund VP U.S. Government Plus	11.52	16.65	0.00
ProFund VP UltraBull	10.87	3.42	0.00
ProFund VP UltraMid-Cap	9.57	3.00	0.00
ProFund VP UltraNASDAQ-100	12.41	3.26	1181.34
ProFund VP UltraShort Dow 30	9.98	13.43	0.00
ProFund VP UltraShort NASDAQ-100	9.80	17.22	0.00
ProFund VP UltraSmall-Cap	8.26	2.70	0.00
ProFund VP Utilities	13.05	8.73	0.00
Rydex VT Dow 2x Strategy Fund	12.00	4.44	0.00
Rydex VT Inverse Dow 2x Strategy Fund	7.42	11.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	12.37	3.27	0.00
Rydex VT S&P 500 2x Strategy Fund	10.86	3.36	0.00
Rydex VT U.S. Government Money Market Fund	10.03	9.79	0.00
Van Eck Worldwide Hard Assets Fund	13.73	7.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.65	6.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.90	8.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	14.84	6.20	0.00
Van Kampen UIF Mid Cap Growth Portfolio	11.58	5.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	11.19	6.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	9.77	5.85	0.00

Table 1 – 1.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.63	10.63	0.00
AIM V.I. Global Real Estate Series II	12.78	11.87	0.00
AIM V.I. International Growth Series II	11.04	12.46	0.00
AIM V.I. Mid Cap Core Equity Series II	10.42	11.23	0.00
Alger American Small Capitalization	14.85	17.16	0.00
American Century VP Income & Growth Fund	12.92	12.68	0.00
American Century VP International Fund	15.12	17.58	158.00
American Century VP Large Company Value Fund	12.30	11.96	0.00
American Century VP Mid Cap Value Fund	12.78	12.30	0.00
American Century VP Ultra Fund	9.56	11.39	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.93	9.40	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.17	11.21	0.00
Critical Math VIT Portfolio	10.00	9.61	4,763.13
DireXion Dynamic HY Bond Fund	10.24	9.87	0.00
DireXion Evolution All-Cap Equity Fund	9.84	10.01	0.00
DireXion Evolution Managed Bond Fund	10.17	10.14	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.54	11.17	0.00
Dreyfus VIF Appreciation Portfolio	11.18	11.78	0.00
Dreyfus VIF International Value Portfolio	10.61	10.87	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.78	9.70	0.00
PIMCO VIT All Asset Portfolio	10.86	11.59	0.00
PIMCO VIT High Yield Portfolio	10.53	10.74	0.00
PIMCO VIT Low Duration Portfolio	10.25	10.84	0.00
PIMCO VIT Real Return Portfolio	10.17	11.08	0.00
PIMCO VIT Total Return Portfolio	10.36	11.10	0.00
ProFund Access VP High Yield	10.15	10.52	0.00
ProFund VP Asia 30	11.48	16.72	0.00
ProFund VP Banks	10.72	7.68	0.00
ProFund VP Basic Materials	9.93	12.80	228.42
ProFund VP Bear	9.45	9.38	0.00
ProFund VP Biotechnology	10.24	9.98	130.56
ProFund VP Bull	10.80	11.03	0.00
ProFund VP Consumer Goods	10.98	11.65	0.00
ProFund VP Consumer Services	10.82	9.79	0.00
ProFund VP Dow 30	11.31	12.60	0.00
ProFund VP Emerging Markets	10.00	10.09	0.00
ProFund VP Europe 30	10.42	11.78	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	11.01	8.78	0.00
ProFund VP Health Care	10.73	11.28	0.00
ProFund VP Industrials	10.06	11.08	255.76
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.02	10.89	127.99
ProFund VP Japan	10.36	9.19	0.00
ProFund VP Large-Cap Growth	10.65	11.24	0.00
ProFund VP Large-Cap Value	10.92	10.78	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.72	10.71	130.53
ProFund VP Mid-Cap Value	10.08	10.04	0.00
ProFund VP Money Market	10.17	10.40	10,152.64
ProFund VP NASDAQ-100	10.24	11.88	0.00
ProFund VP Oil & Gas	10.36	13.54	0.00
ProFund VP Pharmaceuticals	10.94	11.04	0.00
ProFund VP Precious Metals	8.67	10.47	0.00
ProFund VP Real Estate	11.99	9.50	0.00
ProFund VP Rising Rates Opportunity	9.28	8.67	0.00
ProFund VP Semiconductor	9.09	9.60	0.00
ProFund VP Short Dow 30	9.31	8.94	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.22	0.00
ProFund VP Short Mid-Cap	10.23	9.80	0.00
ProFund VP Short NASDAQ-100	9.87	8.61	0.00
ProFund VP Short Small-Cap	9.81	10.11	0.00
ProFund VP Small-Cap	10.09	9.73	0.00
ProFund VP Small-Cap Growth	9.78	10.04	0.00
ProFund VP Small-Cap Value	10.24	9.36	0.00
ProFund VP Technology	10.39	11.72	248.67
ProFund VP Telecommunications	11.87	12.69	0.00
ProFund VP U.S. Government Plus	10.99	11.93	0.00
ProFund VP UltraBull	11.33	11.26	1,123.63
ProFund VP UltraMid-Cap	9.49	9.91	3,883.36
ProFund VP UltraNASDAQ-100	10.14	12.85	1,963.73
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.99	8.56	1,317.03
ProFund VP Utilities	11.83	13.51	210.54
Rydex VT Dow 2x Strategy Fund	11.66	12.43	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.57	7.69	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.14	12.81	0.00
Rydex VT S&P 500 2x Strategy Fund	11.34	11.25	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.44	3,401.79
Van Eck Worldwide Hard Assets Fund	9.96	14.22	211.88
Van Kampen LIT Growth and Income Portfolio	10.91	11.03	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.76	11.29	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.10	15.37	181.62
Van Kampen UIF Mid Cap Growth Portfolio	9.92	12.00	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.91	11.59	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.41	10.12	0.00

Table 2 – 1.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with GMDB Rider with 3% Roll Up
AIM V.I. Basic Value Series II	10.63	10.61	0.00
AIM V.I. Global Real Estate Series II	12.77	11.85	0.00
AIM V.I. International Growth Series II	11.03	12.44	0.00
AIM V.I. Mid Cap Core Equity Series II	10.41	11.21	0.00
Alger American Small Capitalization	12.64	14.59	0.00
American Century VP Income & Growth Fund	11.68	11.46	0.00
American Century VP International Fund	13.20	15.34	0.00
American Century VP Large Company Value Fund	12.09	11.75	0.00
American Century VP Mid Cap Value Fund	12.10	11.63	0.00
American Century VP Ultra Fund	9.77	11.63	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.92	9.39	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.16	11.19	0.00
Critical Math VIT Portfolio	10.00	9.60	0.00
DireXion Dynamic HY Bond Fund	10.23	9.85	0.00
DireXion Evolution All-Cap Equity Fund	9.84	9.99	0.00
DireXion Evolution Managed Bond Fund	10.16	10.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.54	11.16	0.00
Dreyfus VIF Appreciation Portfolio	11.17	11.76	0.00
Dreyfus VIF International Value Portfolio	10.60	10.85	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.17	9.19	0.00
PIMCO VIT All Asset Portfolio	10.86	11.57	0.00
PIMCO VIT High Yield Portfolio	10.53	10.72	0.00
PIMCO VIT Low Duration Portfolio	10.24	10.82	0.00
PIMCO VIT Real Return Portfolio	10.16	11.06	0.00
PIMCO VIT Total Return Portfolio	10.36	11.08	0.00
ProFund Access VP High Yield	10.14	10.51	0.00
ProFund VP Asia 30	11.47	16.69	0.00
ProFund VP Banks	10.71	7.67	0.00
ProFund VP Basic Materials	9.93	12.78	0.00
ProFund VP Bear	9.45	9.36	0.00
ProFund VP Biotechnology	10.23	9.96	0.00
ProFund VP Bull	10.79	11.01	0.00
ProFund VP Consumer Goods	10.98	11.63	0.00
ProFund VP Consumer Services	10.81	9.77	0.00
ProFund VP Dow 30	11.31	12.58	0.00
ProFund VP Emerging Markets	10.00	10.09	0.00
ProFund VP Europe 30	10.42	11.76	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	11.00	8.77	0.00
ProFund VP Health Care	10.72	11.26	0.00
ProFund VP Industrials	10.05	11.06	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.01	10.87	0.00
ProFund VP Japan	10.35	9.18	0.00
ProFund VP Large-Cap Growth	10.65	11.22	0.00
ProFund VP Large-Cap Value	10.91	10.76	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.69	0.00
ProFund VP Mid-Cap Value	10.07	10.02	0.00
ProFund VP Money Market	10.16	10.38	0.00
ProFund VP NASDAQ-100	10.24	11.86	0.00
ProFund VP Oil & Gas	10.36	13.52	0.00
ProFund VP Pharmaceuticals	10.94	11.02	0.00
ProFund VP Precious Metals	8.67	10.45	0.00
ProFund VP Real Estate	11.98	9.49	0.00
ProFund VP Rising Rates Opportunity	9.27	8.66	0.00
ProFund VP Semiconductor	9.09	9.59	0.00
ProFund VP Short Dow 30	9.31	8.92	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.22	9.78	0.00
ProFund VP Short NASDAQ-100	9.86	8.59	0.00
ProFund VP Short Small-Cap	9.80	10.09	0.00
ProFund VP Small-Cap	10.09	9.72	0.00
ProFund VP Small-Cap Growth	9.78	10.02	0.00
ProFund VP Small-Cap Value	10.23	9.35	0.00
ProFund VP Technology	10.38	11.70	0.00
ProFund VP Telecommunications	11.86	12.66	0.00
ProFund VP U.S. Government Plus	10.98	11.91	0.00
ProFund VP UltraBull	11.32	11.24	0.00
ProFund VP UltraMid-Cap	9.48	9.89	0.00
ProFund VP UltraNASDAQ-100	10.14	12.83	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.99	8.54	0.00
ProFund VP Utilities	11.82	13.49	0.00
Rydex VT Dow 2x Strategy Fund	11.65	12.41	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.56	7.68	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.13	12.79	0.00
Rydex VT S&P 500 2x Strategy Fund	11.33	11.23	0.00
Rydex VT U.S. Government Money Market Fund	10.27	10.51	0.00
Van Eck Worldwide Hard Assets Fund	9.95	14.20	0.00
Van Kampen LIT Growth and Income Portfolio	10.90	11.01	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.76	11.27	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.09	15.35	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.92	11.98	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.90	11.57	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.40	10.11	0.00

Table 3 – 1.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract wit h 0.85% M&E and GMDB Rider with Annual Step-Up Base Contract with 1.10% M&E
AIM V.I. Basic Value Series II	10.62	10.60	0.00
AIM V.I. Global Real Estate Series II	12.76	11.84	165.15
AIM V.I. International Growth Series II	11.03	12.43	254.37
AIM V.I. Mid Cap Core Equity Series II	10.41	11.20	73.60
Alger American Small Capitalization	16.39	18.92	0.00
American Century VP Income & Growth Fund	13.37	13.10	0.00
American Century VP International Fund	15.86	18.41	49.01
American Century VP Large Company Value Fund	12.26	11.91	90.23
American Century VP Mid Cap Value Fund	12.74	12.24	0.00
American Century VP Ultra Fund	9.53	11.34	141.07
Credit Suisse Trust - Global Small Cap Portfolio	9.92	9.38	3.17
Credit Suisse Trust - Large Cap Value Portfolio	11.16	11.18	0.00
Critical Math VIT Portfolio	10.00	9.60	0.00
DireXion Dynamic HY Bond Fund	10.23	9.85	48.54
DireXion Evolution All-Cap Equity Fund	9.83	9.98	0.00
DireXion Evolution Managed Bond Fund	10.16	10.12	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.53	11.15	0.00
Dreyfus VIF Appreciation Portfolio	11.17	11.75	19.14
Dreyfus VIF International Value Portfolio	10.60	10.85	38.39
Goldman Sachs VIT Structured Small Cap Equity Fund	11.74	9.66	18.43
PIMCO VIT All Asset Portfolio	10.85	11.56	0.00
PIMCO VIT High Yield Portfolio	10.52	10.71	15.13
PIMCO VIT Low Duration Portfolio	10.24	10.82	0.00
PIMCO VIT Real Return Portfolio	10.16	11.05	0.00
PIMCO VIT Total Return Portfolio	10.35	11.07	168.66
ProFund Access VP High Yield	10.14	10.50	0.00
ProFund VP Asia 30	11.46	16.68	470.43
ProFund VP Banks	10.70	7.66	0.00
ProFund VP Basic Materials	9.92	12.77	125.97
ProFund VP Bear	9.44	9.35	0.00
ProFund VP Biotechnology	10.23	9.95	0.00
ProFund VP Bull	10.79	11.00	0.00
ProFund VP Consumer Goods	10.97	11.62	0.00
ProFund VP Consumer Services	10.81	9.76	0.00
ProFund VP Dow 30	11.30	12.57	0.00
ProFund VP Emerging Markets	10.00	10.09	0.00
ProFund VP Europe 30	10.41	11.75	557.45
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	11.00	8.76	0.00
ProFund VP Health Care	10.72	11.25	0.00
ProFund VP Industrials	10.05	11.05	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.01	10.86	0.00
ProFund VP Japan	10.35	9.17	0.00
ProFund VP Large-Cap Growth	10.64	11.21	31.12
ProFund VP Large-Cap Value	10.91	10.75	18.05
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.68	15.13
ProFund VP Mid-Cap Value	10.07	10.01	83.48
ProFund VP Money Market	10.16	10.37	1,905.28
ProFund VP NASDAQ-100	10.23	11.85	14.36
ProFund VP Oil & Gas	10.35	13.50	326.45
ProFund VP Pharmaceuticals	10.93	11.01	0.00
ProFund VP Precious Metals	8.66	10.44	136.73
ProFund VP Real Estate	11.97	9.48	0.00
ProFund VP Rising Rates Opportunity	9.27	8.65	21.67
ProFund VP Semiconductor	9.09	9.58	0.00
ProFund VP Short Dow 30	9.30	8.92	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.22	9.77	0.00
ProFund VP Short NASDAQ-100	9.86	8.58	0.00
ProFund VP Short Small-Cap	9.80	10.08	0.00
ProFund VP Small-Cap	10.08	9.71	0.00
ProFund VP Small-Cap Growth	9.77	10.01	25.98
ProFund VP Small-Cap Value	10.23	9.34	0.00
ProFund VP Technology	10.38	11.69	0.00
ProFund VP Telecommunications	11.86	12.65	0.00
ProFund VP U.S. Government Plus	10.97	11.90	13.76
ProFund VP UltraBull	11.31	11.23	17.17
ProFund VP UltraMid-Cap	9.48	9.89	0.00
ProFund VP UltraNASDAQ-100	10.13	12.82	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.98	8.53	0.00
ProFund VP Utilities	11.82	13.48	0.00
Rydex VT Dow 2x Strategy Fund	11.65	12.40	24.50
Rydex VT Inverse Dow 2x Strategy Fund	8.56	7.67	54.06
Rydex VT NASDAQ-100 2x Strategy Fund	10.13	12.78	17.18
Rydex VT S&P 500 2x Strategy Fund	11.32	11.22	8.94
Rydex VT U.S. Government Money Market Fund	9.91	10.13	1,505.37
Van Eck Worldwide Hard Assets Fund	9.95	14.19	338.36
Van Kampen LIT Growth and Income Portfolio	10.90	11.00	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.75	11.26	11.67
Van Kampen UIF Emerging Markets Equity Portfolio	11.09	15.33	327.52
Van Kampen UIF Mid Cap Growth Portfolio	9.91	11.97	18.33
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.90	11.56	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.40	10.10	8.38

Table 4 – 1.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll-Up Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.85% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.62	10.59	0.00
AIM V.I. Global Real Estate Series II	12.76	11.83	0.00
AIM V.I. International Growth Series II	11.03	12.42	0.00
AIM V.I. Mid Cap Core Equity Series II	10.40	11.19	0.00
Alger American Small Capitalization	12.62	14.56	0.00
American Century VP Income & Growth Fund	11.66	11.43	0.00
American Century VP International Fund	13.19	15.30	0.00
American Century VP Large Company Value Fund	12.07	11.72	0.00
American Century VP Mid Cap Value Fund	12.08	11.60	0.00
American Century VP Ultra Fund	9.76	11.60	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.91	9.37	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.16	11.18	0.00
Critical Math VIT Portfolio	10.00	9.60	0.00
DireXion Dynamic HY Bond Fund	10.23	9.84	0.00
DireXion Evolution All-Cap Equity Fund	9.83	9.97	0.00
DireXion Evolution Managed Bond Fund	10.16	10.11	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.53	11.14	0.00
Dreyfus VIF Appreciation Portfolio	11.17	11.74	0.00
Dreyfus VIF International Value Portfolio	10.60	10.84	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.16	9.17	0.00
PIMCO VIT All Asset Portfolio	10.85	11.55	0.00
PIMCO VIT High Yield Portfolio	10.52	10.70	0.00
PIMCO VIT Low Duration Portfolio	10.23	10.81	0.00
PIMCO VIT Real Return Portfolio	10.15	11.04	0.00
PIMCO VIT Total Return Portfolio	10.35	11.06	0.00
ProFund Access VP High Yield	10.13	10.49	0.00
ProFund VP Asia 30	11.46	16.66	702.32
ProFund VP Banks	10.70	7.66	0.00
ProFund VP Basic Materials	9.92	12.76	824.12
ProFund VP Bear	9.44	9.34	0.00
ProFund VP Biotechnology	10.22	9.94	0.00
ProFund VP Bull	10.78	10.99	0.00
ProFund VP Consumer Goods	10.97	11.61	0.00
ProFund VP Consumer Services	10.81	9.76	0.00
ProFund VP Dow 30	11.30	12.56	0.00
ProFund VP Emerging Markets	10.00	10.09	0.00
ProFund VP Europe 30	10.41	11.74	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	11.00	8.75	0.00
ProFund VP Health Care	10.72	11.24	378.17
ProFund VP Industrials	10.04	11.04	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.01	10.85	0.00
ProFund VP Japan	10.34	9.16	390.93
ProFund VP Large-Cap Growth	10.64	11.20	0.00
ProFund VP Large-Cap Value	10.90	10.75	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.68	0.00
ProFund VP Mid-Cap Value	10.07	10.00	0.00
ProFund VP Money Market	10.15	10.37	0.00
ProFund VP NASDAQ-100	10.23	11.84	0.00
ProFund VP Oil & Gas	10.35	13.49	812.06
ProFund VP Pharmaceuticals	10.93	11.01	0.00
ProFund VP Precious Metals	8.66	10.44	973.52
ProFund VP Real Estate	11.97	9.47	0.00
ProFund VP Rising Rates Opportunity	9.27	8.65	0.00
ProFund VP Semiconductor	9.08	9.57	0.00
ProFund VP Short Dow 30	9.30	8.91	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.22	9.77	0.00
ProFund VP Short NASDAQ-100	9.85	8.58	0.00
ProFund VP Short Small-Cap	9.79	10.08	0.00
ProFund VP Small-Cap	10.08	9.70	6.95
ProFund VP Small-Cap Growth	9.77	10.00	0.00
ProFund VP Small-Cap Value	10.22	9.33	0.00
ProFund VP Technology	10.37	11.68	0.00
ProFund VP Telecommunications	11.85	12.64	0.00
ProFund VP U.S. Government Plus	10.97	11.89	0.00
ProFund VP UltraBull	11.31	11.23	0.00
ProFund VP UltraMid-Cap	9.47	9.88	0.00
ProFund VP UltraNASDAQ-100	10.13	12.81	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.98	8.53	0.00
ProFund VP Utilities	11.82	13.47	0.00
Rydex VT Dow 2x Strategy Fund	11.64	12.39	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.56	7.66	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.12	12.77	0.00
Rydex VT S&P 500 2x Strategy Fund	11.32	11.21	0.00
Rydex VT U.S. Government Money Market Fund	10.26	10.48	0.00
Van Eck Worldwide Hard Assets Fund	9.95	14.17	0.00
Van Kampen LIT Growth and Income Portfolio	10.90	10.99	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.75	11.25	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.09	15.32	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.91	11.96	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.89	11.55	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.39	10.09	0.00

Table 5 – 1.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.95 M&E and GMDB Rider with Annual Step Up
AIM V.I. Basic Value Series II	10.62	10.58	0.00
AIM V.I. Global Real Estate Series II	12.76	11.82	0.00
AIM V.I. International Growth Series II	11.02	12.41	0.00
AIM V.I. Mid Cap Core Equity Series II	10.40	11.18	0.00
Alger American Small Capitalization	21.45	24.74	0.00
American Century VP Income & Growth Fund	16.42	16.08	0.00
American Century VP International Fund	18.66	21.64	0.00
American Century VP Large Company Value Fund	12.24	11.87	0.00
American Century VP Mid Cap Value Fund	12.72	12.20	0.00
American Century VP Ultra Fund	9.51	11.31	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.91	9.36	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.17	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.83	0.00
DireXion Evolution All-Cap Equity Fund	9.83	9.96	0.00
DireXion Evolution Managed Bond Fund	10.15	10.10	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.53	11.13	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.73	0.00
Dreyfus VIF International Value Portfolio	10.59	10.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.72	9.63	0.00
PIMCO VIT All Asset Portfolio	10.85	11.54	0.00
PIMCO VIT High Yield Portfolio	10.52	10.69	0.00
PIMCO VIT Low Duration Portfolio	10.23	10.80	0.00
PIMCO VIT Real Return Portfolio	10.15	11.03	0.00
PIMCO VIT Total Return Portfolio	10.35	11.05	0.00
ProFund Access VP High Yield	10.13	10.48	0.00
ProFund VP Asia 30	11.46	16.65	0.00
ProFund VP Banks	10.70	7.65	0.00
ProFund VP Basic Materials	9.92	12.75	0.00
ProFund VP Bear	9.44	9.34	0.00
ProFund VP Biotechnology	10.22	9.94	0.00
ProFund VP Bull	10.78	10.98	0.00
ProFund VP Consumer Goods	10.97	11.61	0.00
ProFund VP Consumer Services	10.80	9.75	0.00
ProFund VP Dow 30	11.30	12.55	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.41	11.73	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.99	8.74	0.00
ProFund VP Health Care	10.71	11.23	0.00
ProFund VP Industrials	10.04	11.03	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.84	0.00
ProFund VP Japan	10.34	9.15	0.00
ProFund VP Large-Cap Growth	10.64	11.19	0.00
ProFund VP Large-Cap Value	10.90	10.74	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.71	10.67	2,714.43
ProFund VP Mid-Cap Value	10.06	9.99	0.00
ProFund VP Money Market	10.15	10.36	2,795.76
ProFund VP NASDAQ-100	10.23	11.83	0.00
ProFund VP Oil & Gas	10.35	13.48	0.00
ProFund VP Pharmaceuticals	10.93	11.00	0.00
ProFund VP Precious Metals	8.66	10.43	0.00
ProFund VP Real Estate	11.97	9.46	0.00
ProFund VP Rising Rates Opportunity	9.26	8.64	0.00
ProFund VP Semiconductor	9.08	9.56	0.00
ProFund VP Short Dow 30	9.30	8.90	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.76	0.00
ProFund VP Short NASDAQ-100	9.85	8.57	0.00
ProFund VP Short Small-Cap	9.79	10.07	0.00
ProFund VP Small-Cap	10.08	9.69	0.00
ProFund VP Small-Cap Growth	9.77	9.99	0.00
ProFund VP Small-Cap Value	10.22	9.33	0.00
ProFund VP Technology	10.37	11.67	0.00
ProFund VP Telecommunications	11.85	12.63	0.00
ProFund VP U.S. Government Plus	10.97	11.88	0.00
ProFund VP UltraBull	11.31	11.22	0.00
ProFund VP UltraMid-Cap	9.47	9.87	0.00
ProFund VP UltraNASDAQ-100	10.13	12.80	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.98	8.52	0.00
ProFund VP Utilities	11.81	13.45	0.00
Rydex VT Dow 2x Strategy Fund	11.64	12.38	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.66	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.12	12.76	0.00
Rydex VT S&P 500 2x Strategy Fund	11.32	11.20	0.00
Rydex VT U.S. Government Money Market Fund	9.91	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.16	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.75	11.24	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.08	15.31	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.91	11.95	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.89	11.54	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.39	10.08	0.00

Table 6 – 1.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up Base Contract with 0.95% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.61	10.58	0.00
AIM V.I. Global Real Estate Series II	12.75	11.81	0.00
AIM V.I. International Growth Series II	11.02	12.40	0.00
AIM V.I. Mid Cap Core Equity Series II	10.40	11.17	0.00
Alger American Small Capitalization	16.27	18.75	0.00
American Century VP Income & Growth Fund	13.27	12.99	0.00
American Century VP International Fund	15.74	18.25	0.00
American Century VP Large Company Value Fund	12.23	11.86	0.00
American Century VP Mid Cap Value Fund	12.70	12.18	0.00
American Century VP Ultra Fund	9.50	11.29	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.91	9.35	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.16	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.82	0.00
DireXion Evolution All-Cap Equity Fund	9.82	9.96	0.00
DireXion Evolution Managed Bond Fund	10.15	10.09	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.52	11.12	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.72	0.00
Dreyfus VIF International Value Portfolio	10.59	10.82	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.71	9.61	0.00
PIMCO VIT All Asset Portfolio	10.84	11.53	0.00
PIMCO VIT High Yield Portfolio	10.51	10.69	0.00
PIMCO VIT Low Duration Portfolio	10.23	10.79	0.00
PIMCO VIT Real Return Portfolio	10.15	11.02	0.00
PIMCO VIT Total Return Portfolio	10.34	11.05	0.00
ProFund Access VP High Yield	10.13	10.47	0.00
ProFund VP Asia 30	11.45	16.63	0.00
ProFund VP Banks	10.69	7.65	0.00
ProFund VP Basic Materials	9.91	12.74	0.00
ProFund VP Bear	9.43	9.33	0.00
ProFund VP Biotechnology	10.22	9.93	0.00
ProFund VP Bull	10.78	10.97	0.00
ProFund VP Consumer Goods	10.96	11.60	0.00
ProFund VP Consumer Services	10.80	9.74	0.00
ProFund VP Dow 30	11.29	12.54	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.40	11.72	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.99	8.74	0.00
ProFund VP Health Care	10.71	11.22	0.00
ProFund VP Industrials	10.04	11.02	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.83	0.00
ProFund VP Japan	10.33	9.14	0.00
ProFund VP Large-Cap Growth	10.63	11.18	0.00
ProFund VP Large-Cap Value	10.90	10.73	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.70	10.66	0.00
ProFund VP Mid-Cap Value	10.06	9.99	0.00
ProFund VP Money Market	10.15	10.35	0.00
ProFund VP NASDAQ-100	10.22	11.82	0.00
ProFund VP Oil & Gas	10.34	13.47	0.00
ProFund VP Pharmaceuticals	10.92	10.99	0.00
ProFund VP Precious Metals	8.65	10.42	0.00
ProFund VP Real Estate	11.96	9.45	0.00
ProFund VP Rising Rates Opportunity	9.26	8.63	0.00
ProFund VP Semiconductor	9.08	9.55	0.00
ProFund VP Short Dow 30	9.29	8.89	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.75	0.00
ProFund VP Short NASDAQ-100	9.85	8.56	0.00
ProFund VP Short Small-Cap	9.79	10.06	0.00
ProFund VP Small-Cap	10.07	9.68	0.00
ProFund VP Small-Cap Growth	9.76	9.99	0.00
ProFund VP Small-Cap Value	10.22	9.32	0.00
ProFund VP Technology	10.37	11.66	0.00
ProFund VP Telecommunications	11.85	12.62	0.00
ProFund VP U.S. Government Plus	10.96	11.87	0.00
ProFund VP UltraBull	11.30	11.21	0.00
ProFund VP UltraMid-Cap	9.47	9.86	0.00
ProFund VP UltraNASDAQ-100	10.12	12.79	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.97	8.51	0.00
ProFund VP Utilities	11.81	13.44	0.00
Rydex VT Dow 2x Strategy Fund	11.63	12.37	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.65	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.12	12.75	0.00
Rydex VT S&P 500 2x Strategy Fund	11.31	11.19	0.00
Rydex VT U.S. Government Money Market Fund	9.84	10.05	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.15	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.98	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.74	11.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.08	15.30	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.90	11.94	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.89	11.53	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.39	10.07	0.00

Table 7 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.85% M&E and GMDB Rider with 6% Roll-Up Base Contract with 1.10% M&E and GMDB Rider with 3% Roll-Up
AIM V.I. Basic Value Series II	10.61	10.57	0.00
AIM V.I. Global Real Estate Series II	12.75	11.80	0.00
AIM V.I. International Growth Series II	11.02	12.39	0.00
AIM V.I. Mid Cap Core Equity Series II	10.39	11.16	0.00
Alger American Small Capitalization	14.09	16.23	0.00
American Century VP Income & Growth Fund	12.15	11.89	0.00
American Century VP International Fund	14.10	16.34	0.00
American Century VP Large Company Value Fund	12.21	11.84	0.00
American Century VP Mid Cap Value Fund	12.69	12.17	0.00
American Century VP Ultra Fund	9.49	11.27	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.35	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.15	11.15	0.00
Critical Math VIT Portfolio	10.00	9.59	0.00
DireXion Dynamic HY Bond Fund	10.22	9.81	0.00
DireXion Evolution All-Cap Equity Fund	9.82	9.95	0.00
DireXion Evolution Managed Bond Fund	10.15	10.08	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.52	11.11	0.00
Dreyfus VIF Appreciation Portfolio	11.16	11.71	0.00
Dreyfus VIF International Value Portfolio	10.59	10.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.70	9.60	0.00
PIMCO VIT All Asset Portfolio	10.84	11.52	0.00
PIMCO VIT High Yield Portfolio	10.51	10.68	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.78	0.00
PIMCO VIT Real Return Portfolio	10.14	11.01	0.00
PIMCO VIT Total Return Portfolio	10.34	11.04	0.00
ProFund Access VP High Yield	10.12	10.46	0.00
ProFund VP Asia 30	11.45	16.62	0.00
ProFund VP Banks	10.69	7.64	0.00
ProFund VP Basic Materials	9.91	12.73	0.00
ProFund VP Bear	9.43	9.32	0.00
ProFund VP Biotechnology	10.21	9.92	0.00
ProFund VP Bull	10.77	10.96	0.00
ProFund VP Consumer Goods	10.96	11.59	0.00
ProFund VP Consumer Services	10.79	9.73	0.00
ProFund VP Dow 30	11.29	12.53	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.40	11.71	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.73	0.00
ProFund VP Health Care	10.71	11.21	0.00
ProFund VP Industrials	10.03	11.02	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	10.00	10.82	0.00
ProFund VP Japan	10.33	9.14	0.00
ProFund VP Large-Cap Growth	10.63	11.17	0.00
ProFund VP Large-Cap Value	10.89	10.72	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.70	10.65	0.00
ProFund VP Mid-Cap Value	10.06	9.98	0.00
ProFund VP Money Market	10.14	10.34	0.00
ProFund VP NASDAQ-100	10.22	11.81	0.00
ProFund VP Oil & Gas	10.34	13.46	0.00
ProFund VP Pharmaceuticals	10.92	10.98	0.00
ProFund VP Precious Metals	8.65	10.41	0.00
ProFund VP Real Estate	11.96	9.45	0.00
ProFund VP Rising Rates Opportunity	9.26	8.62	0.00
ProFund VP Semiconductor	9.07	9.55	0.00
ProFund VP Short Dow 30	9.29	8.89	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.21	9.74	0.00
ProFund VP Short NASDAQ-100	9.84	8.56	0.00
ProFund VP Short Small-Cap	9.79	10.05	0.00
ProFund VP Small-Cap	10.07	9.68	0.00
ProFund VP Small-Cap Growth	9.76	9.98	0.00
ProFund VP Small-Cap Value	10.21	9.31	0.00
ProFund VP Technology	10.36	11.65	0.00
ProFund VP Telecommunications	11.84	12.61	0.00
ProFund VP U.S. Government Plus	10.96	11.86	0.00
ProFund VP UltraBull	11.30	11.20	0.00
ProFund VP UltraMid-Cap	9.46	9.85	0.00
ProFund VP UltraNASDAQ-100	10.12	12.78	0.00
ProFund VP UltraShort Dow 30	10.00	10.00	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.97	8.51	0.00
ProFund VP Utilities	11.80	13.43	0.00
Rydex VT Dow 2x Strategy Fund	11.63	12.36	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.11	12.74	0.00
Rydex VT S&P 500 2x Strategy Fund	11.31	11.18	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.43	0.00
Van Eck Worldwide Hard Assets Fund	9.94	14.14	0.00
Van Kampen LIT Growth and Income Portfolio	10.89	10.97	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.74	11.23	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.28	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.90	11.93	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.88	11.52	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.38	10.06	0.00

Table 8 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.85% M&E and 3% Extra Credit Rider Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.61	10.56	0.00
AIM V.I. Global Real Estate Series II	12.74	11.79	0.00
AIM V.I. International Growth Series II	11.01	12.38	5,246.70
AIM V.I. Mid Cap Core Equity Series II	10.39	11.15	0.00
Alger American Small Capitalization	16.19	18.64	3,221.32
American Century VP Income & Growth Fund	13.20	12.91	0.00
American Century VP International Fund	15.67	18.14	1,157.12
American Century VP Large Company Value Fund	12.20	11.82	336.82
American Century VP Mid Cap Value Fund	12.68	12.15	4,097.90
American Century VP Ultra Fund	9.49	11.26	1,730.97
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.34	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.14	4,685.06
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.81	0.00
DireXion Evolution All-Cap Equity Fund	9.82	9.94	0.00
DireXion Evolution Managed Bond Fund	10.14	10.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.10	0.00
Dreyfus VIF Appreciation Portfolio	11.15	11.70	178.67
Dreyfus VIF International Value Portfolio	10.58	10.80	388.11
Goldman Sachs VIT Structured Small Cap Equity Fund	11.69	9.58	199.94
PIMCO VIT All Asset Portfolio	10.84	11.51	0.00
PIMCO VIT High Yield Portfolio	10.51	10.67	198.44
PIMCO VIT Low Duration Portfolio	10.22	10.77	0.00
PIMCO VIT Real Return Portfolio	10.14	11.01	0.00
PIMCO VIT Total Return Portfolio	10.34	11.03	3,923.48
ProFund Access VP High Yield	10.12	10.45	0.00
ProFund VP Asia 30	11.44	16.61	0.00
ProFund VP Banks	10.69	7.63	0.00
ProFund VP Basic Materials	9.91	12.72	521.54
ProFund VP Bear	9.43	9.31	0.00
ProFund VP Biotechnology	10.21	9.91	0.00
ProFund VP Bull	10.77	10.95	0.00
ProFund VP Consumer Goods	10.96	11.58	0.00
ProFund VP Consumer Services	10.79	9.72	0.00
ProFund VP Dow 30	11.28	12.52	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.40	11.70	367.20
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.72	0.00
ProFund VP Health Care	10.70	11.20	0.00
ProFund VP Industrials	10.03	11.01	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.82	0.00
ProFund VP Japan	10.33	9.13	0.00
ProFund VP Large-Cap Growth	10.63	11.16	948.01
ProFund VP Large-Cap Value	10.89	10.71	789.98
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.70	10.64	396.41
ProFund VP Mid-Cap Value	10.05	9.97	213.56
ProFund VP Money Market	10.14	10.33	2,079.51
ProFund VP NASDAQ-100	10.22	11.80	378.88
ProFund VP Oil & Gas	10.34	13.45	0.00
ProFund VP Pharmaceuticals	10.92	10.97	0.00
ProFund VP Precious Metals	8.65	10.40	0.00
ProFund VP Real Estate	11.95	9.44	0.00
ProFund VP Rising Rates Opportunity	9.25	8.62	952.74
ProFund VP Semiconductor	9.07	9.54	0.00
ProFund VP Short Dow 30	9.29	8.88	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.73	0.00
ProFund VP Short NASDAQ-100	9.84	8.55	0.00
ProFund VP Short Small-Cap	9.78	10.04	0.00
ProFund VP Small-Cap	10.07	9.67	227.58
ProFund VP Small-Cap Growth	9.76	9.97	853.63
ProFund VP Small-Cap Value	10.21	9.30	0.00
ProFund VP Technology	10.36	11.64	0.00
ProFund VP Telecommunications	11.84	12.60	0.00
ProFund VP U.S. Government Plus	10.96	11.85	368.10
ProFund VP UltraBull	11.30	11.19	750.89
ProFund VP UltraMid-Cap	9.46	9.85	0.00
ProFund VP UltraNASDAQ-100	10.12	12.76	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.97	8.50	0.00
ProFund VP Utilities	11.80	13.42	0.00
Rydex VT Dow 2x Strategy Fund	11.63	12.35	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.55	7.64	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.11	12.73	0.00
Rydex VT S&P 500 2x Strategy Fund	11.31	11.17	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.99	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.13	309.14
Van Kampen LIT Growth and Income Portfolio	10.88	10.96	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.22	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.27	273.20
Van Kampen UIF Mid Cap Growth Portfolio	9.90	11.92	516.33
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.88	11.51	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.38	10.06	0.00

Table 9 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

AIM V.I. Basic Value Series II	10.60	10.55	0.00
AIM V.I. Global Real Estate Series II	12.74	11.78	0.00
AIM V.I. International Growth Series II	11.01	12.37	6.24
AIM V.I. Mid Cap Core Equity Series II	10.39	11.14	0.00
Alger American Small Capitalization	12.58	14.47	0.00
American Century VP Income & Growth Fund	11.63	11.36	0.00
American Century VP International Fund	13.14	15.21	0.00
American Century VP Large Company Value Fund	12.03	11.65	0.00
American Century VP Mid Cap Value Fund	12.04	11.53	0.00
American Century VP Ultra Fund	9.72	11.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.90	9.33	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.13	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.80	0.00
DireXion Evolution All-Cap Equity Fund	9.81	9.93	0.00
DireXion Evolution Managed Bond Fund	10.14	10.07	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.09	0.00
Dreyfus VIF Appreciation Portfolio	11.15	11.69	0.00
Dreyfus VIF International Value Portfolio	10.58	10.79	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.12	9.12	0.00
PIMCO VIT All Asset Portfolio	10.83	11.50	0.00
PIMCO VIT High Yield Portfolio	10.50	10.66	0.00
PIMCO VIT Low Duration Portfolio	10.22	10.76	0.00
PIMCO VIT Real Return Portfolio	10.14	11.00	0.00
PIMCO VIT Total Return Portfolio	10.33	11.02	0.00
ProFund Access VP High Yield	10.12	10.44	0.00
ProFund VP Asia 30	11.44	16.59	0.00
ProFund VP Banks	10.68	7.63	0.00
ProFund VP Basic Materials	9.90	12.70	0.00
ProFund VP Bear	9.42	9.31	0.00
ProFund VP Biotechnology	10.21	9.90	0.00
ProFund VP Bull	10.77	10.94	0.00
ProFund VP Consumer Goods	10.95	11.57	0.00
ProFund VP Consumer Services	10.79	9.72	0.00
ProFund VP Dow 30	11.28	12.51	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.69	6.55
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.98	8.72	0.00
ProFund VP Health Care	10.70	11.19	0.00
ProFund VP Industrials	10.03	11.00	7.04
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.81	0.00
ProFund VP Japan	10.32	9.12	0.00
ProFund VP Large-Cap Growth	10.62	11.15	0.00
ProFund VP Large-Cap Value	10.89	10.70	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.63	0.00
ProFund VP Mid-Cap Value	10.05	9.96	0.00
ProFund VP Money Market	10.14	10.32	0.00
ProFund VP NASDAQ-100	10.21	11.79	0.00
ProFund VP Oil & Gas	10.33	13.44	0.00
ProFund VP Pharmaceuticals	10.91	10.96	0.00
ProFund VP Precious Metals	8.65	10.39	0.00
ProFund VP Real Estate	11.95	9.43	0.00
ProFund VP Rising Rates Opportunity	9.25	8.61	0.00
ProFund VP Semiconductor	9.07	9.53	0.00
ProFund VP Short Dow 30	9.29	8.87	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.73	0.00
ProFund VP Short NASDAQ-100	9.84	8.54	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.66	0.00
ProFund VP Small-Cap Growth	9.75	9.96	0.00
ProFund VP Small-Cap Value	10.21	9.29	0.00
ProFund VP Technology	10.36	11.63	6.74
ProFund VP Telecommunications	11.83	12.59	0.00
ProFund VP U.S. Government Plus	10.95	11.84	0.00
ProFund VP UltraBull	11.29	11.18	0.00
ProFund VP UltraMid-Cap	9.46	9.84	0.00
ProFund VP UltraNASDAQ-100	10.11	12.75	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.49	0.00
ProFund VP Utilities	11.80	13.41	0.00
Rydex VT Dow 2x Strategy Fund	11.62	12.34	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.11	12.72	0.00
Rydex VT S&P 500 2x Strategy Fund	11.30	11.16	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.42	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.12	0.00
Van Kampen LIT Growth and Income Portfolio	10.88	10.95	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.21	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.07	15.26	5.03
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.50	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.05	0.00

Table 10 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.95% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.60	10.54	0.00
AIM V.I. Global Real Estate Series II	12.74	11.77	426.61
AIM V.I. International Growth Series II	11.01	12.36	4,207.38
AIM V.I. Mid Cap Core Equity Series II	10.38	11.13	0.00
Alger American Small Capitalization	16.11	18.53	0.00
American Century VP Income & Growth Fund	13.14	12.83	0.16
American Century VP International Fund	15.59	18.03	0.00
American Century VP Large Company Value Fund	12.18	11.79	0.00
American Century VP Mid Cap Value Fund	12.65	12.11	0.00
American Century VP Ultra Fund	9.47	11.22	635.72
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	0.21
Credit Suisse Trust - Large Cap Value Portfolio	11.14	11.12	0.00
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.21	9.79	1,434.14
DireXion Evolution All-Cap Equity Fund	9.81	9.92	22,907.76
DireXion Evolution Managed Bond Fund	10.14	10.06	6,553.41
Dreyfus Socially Responsible Growth Fund, Inc.	10.51	11.08	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.68	0.00
Dreyfus VIF International Value Portfolio	10.58	10.78	532.78
Goldman Sachs VIT Structured Small Cap Equity Fund	11.66	9.56	0.00
PIMCO VIT All Asset Portfolio	10.83	11.49	0.00
PIMCO VIT High Yield Portfolio	10.50	10.65	0.00
PIMCO VIT Low Duration Portfolio	10.21	10.75	0.00
PIMCO VIT Real Return Portfolio	10.13	10.99	0.00
PIMCO VIT Total Return Portfolio	10.33	11.01	8,374.11
ProFund Access VP High Yield	10.11	10.44	0.00
ProFund VP Asia 30	11.44	16.58	26,580.18
ProFund VP Banks	10.68	7.62	0.00
ProFund VP Basic Materials	9.90	12.69	300.89
ProFund VP Bear	9.42	9.30	620.59
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.93	0.00
ProFund VP Consumer Goods	10.95	11.56	0.00
ProFund VP Consumer Services	10.78	9.71	0.00
ProFund VP Dow 30	11.28	12.50	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.68	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.71	0.00
ProFund VP Health Care	10.69	11.18	0.00
ProFund VP Industrials	10.02	10.99	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.99	10.80	0.00
ProFund VP Japan	10.32	9.11	20,244.00
ProFund VP Large-Cap Growth	10.62	11.14	12,440.14
ProFund VP Large-Cap Value	10.88	10.69	3,228.26
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.62	8,188.27
ProFund VP Mid-Cap Value	10.05	9.95	0.00
ProFund VP Money Market	10.13	10.31	99,439.53
ProFund VP NASDAQ-100	10.21	11.78	0.00
ProFund VP Oil & Gas	10.33	13.43	170.92
ProFund VP Pharmaceuticals	10.91	10.95	0.00
ProFund VP Precious Metals	8.64	10.38	784.46
ProFund VP Real Estate	11.95	9.42	0.00
ProFund VP Rising Rates Opportunity	9.25	8.60	1,646.87
ProFund VP Semiconductor	9.06	9.52	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.20	9.72	0.00
ProFund VP Short NASDAQ-100	9.84	8.53	0.00
ProFund VP Short Small-Cap	9.78	10.03	0.00
ProFund VP Small-Cap	10.06	9.65	0.00
ProFund VP Small-Cap Growth	9.75	9.95	1,737.65
ProFund VP Small-Cap Value	10.20	9.29	0.21
ProFund VP Technology	10.35	11.62	0.00
ProFund VP Telecommunications	11.83	12.58	0.00
ProFund VP U.S. Government Plus	10.95	11.83	0.00
ProFund VP UltraBull	11.29	11.17	0.00
ProFund VP UltraMid-Cap	9.45	9.83	0.00
ProFund VP UltraNASDAQ-100	10.11	12.74	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	0.00
ProFund VP Utilities	11.79	13.40	83.26
Rydex VT Dow 2x Strategy Fund	11.62	12.33	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.63	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.10	12.71	0.00
Rydex VT S&P 500 2x Strategy Fund	11.30	11.15	0.00
Rydex VT U.S. Government Money Market Fund	9.74	9.93	0.00
Van Eck Worldwide Hard Assets Fund	9.93	14.10	859.89
Van Kampen LIT Growth and Income Portfolio	10.88	10.94	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.73	11.20	159.83
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.25	564.16
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.90	547.27
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.49	0.18
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.04	0.00

Table 11 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.85% M&E and 4% Extra Credit Rider Base Contract with 0.95% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up
AIM V.I. Basic Value Series II	10.60	10.53	23,981.85
AIM V.I. Global Real Estate Series II	12.73	11.76	13,365.00
AIM V.I. International Growth Series II	11.00	12.35	18,277.26
AIM V.I. Mid Cap Core Equity Series II	10.38	11.12	4,184.43
Alger American Small Capitalization	21.19	24.36	0.00
American Century VP Income & Growth Fund	16.22	15.83	327.46
American Century VP International Fund	18.43	21.31	12,987.45
American Century VP Large Company Value Fund	12.16	11.77	14,489.90
American Century VP Mid Cap Value Fund	12.64	12.09	1,649.45
American Century VP Ultra Fund	9.46	11.21	35,355.26
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.32	2,452.39
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.11	477.78
Critical Math VIT Portfolio	10.00	9.58	0.00
DireXion Dynamic HY Bond Fund	10.20	9.78	2,476.32
DireXion Evolution All-Cap Equity Fund	9.81	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.05	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.07	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.67	5,984.53
Dreyfus VIF International Value Portfolio	10.57	10.77	14,047.03
Goldman Sachs VIT Structured Small Cap Equity Fund	11.65	9.54	4,437.99
PIMCO VIT All Asset Portfolio	10.82	11.48	931.27
PIMCO VIT High Yield Portfolio	10.50	10.64	2,040.20
PIMCO VIT Low Duration Portfolio	10.21	10.74	3,861.42
PIMCO VIT Real Return Portfolio	10.13	10.98	0.00
PIMCO VIT Total Return Portfolio	10.33	11.00	13,937.33
ProFund Access VP High Yield	10.11	10.43	0.00
ProFund VP Asia 30	11.43	16.56	2,656.33
ProFund VP Banks	10.68	7.61	0.00
ProFund VP Basic Materials	9.90	12.68	3,310.64
ProFund VP Bear	9.42	9.29	0.00
ProFund VP Biotechnology	10.20	9.89	0.00
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.55	0.00
ProFund VP Consumer Services	10.78	9.70	0.00
ProFund VP Dow 30	11.27	12.48	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.39	11.67	774.50
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.70	0.00
ProFund VP Health Care	10.69	11.17	0.00
ProFund VP Industrials	10.02	10.98	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.79	0.00
ProFund VP Japan	10.32	9.11	0.00
ProFund VP Large-Cap Growth	10.62	11.13	16,712.67
ProFund VP Large-Cap Value	10.88	10.68	880.25
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.69	10.61	4,486.25
ProFund VP Mid-Cap Value	10.04	9.94	4,253.30
ProFund VP Money Market	10.13	10.31	34,959.43
ProFund VP NASDAQ-100	10.21	11.77	1,272.23
ProFund VP Oil & Gas	10.33	13.41	10,920.70
ProFund VP Pharmaceuticals	10.90	10.94	0.00
ProFund VP Precious Metals	8.64	10.37	8,062.12
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.25	8.59	1,045.99
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.86	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.71	0.00
ProFund VP Short NASDAQ-100	9.83	8.53	0.00
ProFund VP Short Small-Cap	9.77	10.02	0.00
ProFund VP Small-Cap	10.06	9.64	517.16
ProFund VP Small-Cap Growth	9.75	9.94	4,084.44
ProFund VP Small-Cap Value	10.20	9.28	3,440.25
ProFund VP Technology	10.35	11.61	0.00
ProFund VP Telecommunications	11.83	12.57	1,905.75
ProFund VP U.S. Government Plus	10.95	11.82	4,744.41
ProFund VP UltraBull	11.28	11.16	5,169.40
ProFund VP UltraMid-Cap	9.45	9.82	2,245.43
ProFund VP UltraNASDAQ-100	10.11	12.73	9,569.72
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.96	8.48	5,698.90
ProFund VP Utilities	11.79	13.39	1,955.02
Rydex VT Dow 2x Strategy Fund	11.61	12.32	1,927.86
Rydex VT Inverse Dow 2x Strategy Fund	8.54	7.62	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.10	12.70	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.14	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.98	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.09	25,824.24
Van Kampen LIT Growth and Income Portfolio	10.87	10.93	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.19	10,555.75
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.23	10,906.13
Van Kampen UIF Mid Cap Growth Portfolio	9.89	11.89	17,267.30
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.87	11.48	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.37	10.03	10,313.38

Table 12 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract 1.10% and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.59	10.52	0.00
AIM V.I. Global Real Estate Series II	12.73	11.75	0.00
AIM V.I. International Growth Series II	11.00	12.34	2,913.74
AIM V.I. Mid Cap Core Equity Series II	10.38	11.11	0.00
Alger American Small Capitalization	13.62	15.65	0.00
American Century VP Income & Growth Fund	11.64	11.36	0.00
American Century VP International Fund	13.37	15.45	352.55
American Century VP Large Company Value Fund	12.06	11.66	0.00
American Century VP Mid Cap Value Fund	12.64	12.08	0.00
American Century VP Ultra Fund	9.70	11.49	1,509.07
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.31	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.13	11.10	2,778.10
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.77	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.91	0.00
DireXion Evolution Managed Bond Fund	10.13	10.04	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.06	0.00
Dreyfus VIF Appreciation Portfolio	11.14	11.66	0.00
Dreyfus VIF International Value Portfolio	10.57	10.76	2,928.01
Goldman Sachs VIT Structured Small Cap Equity Fund	11.56	9.46	0.00
PIMCO VIT All Asset Portfolio	10.82	11.47	0.00
PIMCO VIT High Yield Portfolio	10.49	10.63	2,788.41
PIMCO VIT Low Duration Portfolio	10.21	10.73	2,791.36
PIMCO VIT Real Return Portfolio	10.13	10.97	2,757.48
PIMCO VIT Total Return Portfolio	10.32	10.99	0.00
ProFund Access VP High Yield	10.11	10.42	0.00
ProFund VP Asia 30	11.43	16.55	0.00
ProFund VP Banks	10.67	7.61	0.00
ProFund VP Basic Materials	9.89	12.67	452.22
ProFund VP Bear	9.42	9.28	0.00
ProFund VP Biotechnology	10.20	9.88	258.43
ProFund VP Bull	10.76	10.92	0.00
ProFund VP Consumer Goods	10.94	11.54	0.00
ProFund VP Consumer Services	10.78	9.69	0.00
ProFund VP Dow 30	11.27	12.47	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.66	0.00
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.97	8.69	0.00
ProFund VP Health Care	10.69	11.16	0.00
ProFund VP Industrials	10.02	10.97	506.34
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.78	253.35
ProFund VP Japan	10.31	9.10	0.00
ProFund VP Large-Cap Growth	10.61	11.13	0.00
ProFund VP Large-Cap Value	10.88	10.67	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	1,784.27
ProFund VP Mid-Cap Value	10.04	9.94	2,986.16
ProFund VP Money Market	10.13	10.30	6,692.12
ProFund VP NASDAQ-100	10.20	11.76	0.00
ProFund VP Oil & Gas	10.32	13.40	0.00
ProFund VP Pharmaceuticals	10.90	10.93	0.00
ProFund VP Precious Metals	8.64	10.37	0.00
ProFund VP Real Estate	11.94	9.41	0.00
ProFund VP Rising Rates Opportunity	9.24	8.59	0.00
ProFund VP Semiconductor	9.06	9.51	0.00
ProFund VP Short Dow 30	9.28	8.85	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.70	0.00
ProFund VP Short NASDAQ-100	9.83	8.52	0.00
ProFund VP Short Small-Cap	9.77	10.01	0.00
ProFund VP Small-Cap	10.05	9.64	1,495.05
ProFund VP Small-Cap Growth	9.74	9.94	0.00
ProFund VP Small-Cap Value	10.20	9.27	1,476.69
ProFund VP Technology	10.35	11.60	492.17
ProFund VP Telecommunications	11.82	12.56	0.00
ProFund VP U.S. Government Plus	10.94	11.81	0.00
ProFund VP UltraBull	11.28	11.15	242.66
ProFund VP UltraMid-Cap	9.45	9.81	0.00
ProFund VP UltraNASDAQ-100	10.10	12.72	438.18
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.47	0.00
ProFund VP Utilities	11.79	13.38	416.62
Rydex VT Dow 2x Strategy Fund	11.61	12.31	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.10	12.68	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.13	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.38	3,347.32
Van Eck Worldwide Hard Assets Fund	9.92	14.08	419.41
Van Kampen LIT Growth and Income Portfolio	10.87	10.92	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.18	1,390.35
Van Kampen UIF Emerging Markets Equity Portfolio	11.06	15.22	359.54
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.47	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.02	1,251.41

Table 13 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up Base Contract with 0.95% M&E and 4% Extra Credit Rider Base Contract with 1.10% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	1,642.79
AIM V.I. International Growth Series II	10.99	12.33	9,586.97
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	13,034.61
Alger American Small Capitalization	15.99	18.37	612.39
American Century VP Income & Growth Fund	13.04	12.72	781.67
American Century VP International Fund	15.47	17.88	1,528.57
American Century VP Large Company Value Fund	12.14	11.73	10,178.68
American Century VP Mid Cap Value Fund	12.61	12.06	0.00
American Century VP Ultra Fund	9.44	11.17	2,807.78
Credit Suisse Trust - Global Small Cap Portfolio	9.89	9.30	108.14
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.09	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.20	9.76	8,699.88
DireXion Evolution All-Cap Equity Fund	9.80	9.90	0.00
DireXion Evolution Managed Bond Fund	10.13	10.03	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.50	11.05	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.65	479.97
Dreyfus VIF International Value Portfolio	10.56	10.76	807.74
Goldman Sachs VIT Structured Small Cap Equity Fund	11.63	9.51	488.33
PIMCO VIT All Asset Portfolio	10.82	11.46	0.00
PIMCO VIT High Yield Portfolio	10.49	10.62	310.65
PIMCO VIT Low Duration Portfolio	10.20	10.73	0.00
PIMCO VIT Real Return Portfolio	10.12	10.96	0.00
PIMCO VIT Total Return Portfolio	10.32	10.98	4,581.58
ProFund Access VP High Yield	10.10	10.41	0.00
ProFund VP Asia 30	11.43	16.54	2,493.30
ProFund VP Banks	10.67	7.60	0.00
ProFund VP Basic Materials	9.89	12.66	0.00
ProFund VP Bear	9.41	9.28	0.00
ProFund VP Biotechnology	10.19	9.87	0.00
ProFund VP Bull	10.75	10.91	0.00
ProFund VP Consumer Goods	10.94	11.53	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.27	12.46	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.38	11.65	1,964.23
ProFund VP Falling U.S. Dollar	10.00	9.93	0.00
ProFund VP Financials	10.96	8.69	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.96	0.00
ProFund VP International	10.00	9.76	0.00
ProFund VP Internet	9.98	10.77	988.11
ProFund VP Japan	10.31	9.09	0.00
ProFund VP Large-Cap Growth	10.61	11.12	969.01
ProFund VP Large-Cap Value	10.87	10.67	934.48
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.60	0.00
ProFund VP Mid-Cap Value	10.04	9.93	14,450.41
ProFund VP Money Market	10.12	10.29	5,836.02
ProFund VP NASDAQ-100	10.20	11.75	0.00
ProFund VP Oil & Gas	10.32	13.39	1,920.73
ProFund VP Pharmaceuticals	10.90	10.92	939.07
ProFund VP Precious Metals	8.63	10.36	0.00
ProFund VP Real Estate	11.94	9.40	0.00
ProFund VP Rising Rates Opportunity	9.24	8.58	0.00
ProFund VP Semiconductor	9.06	9.50	0.00
ProFund VP Short Dow 30	9.27	8.84	0.00
ProFund VP Short Emerging Markets	10.00	9.88	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.19	9.69	0.00
ProFund VP Short NASDAQ-100	9.83	8.51	0.00
ProFund VP Short Small-Cap	9.77	10.00	0.00
ProFund VP Small-Cap	10.05	9.63	0.00
ProFund VP Small-Cap Growth	9.74	9.93	1,009.21
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.59	1,003.29
ProFund VP Telecommunications	11.82	12.55	0.00
ProFund VP U.S. Government Plus	10.94	11.80	0.00
ProFund VP UltraBull	11.28	11.14	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP UltraNASDAQ-100	10.10	12.71	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.36	1,018.43
Rydex VT Dow 2x Strategy Fund	11.61	12.30	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.61	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.09	12.67	0.00
Rydex VT S&P 500 2x Strategy Fund	11.29	11.12	0.00
Rydex VT U.S. Government Money Market Fund	9.68	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.92	14.07	2,392.57
Van Kampen LIT Growth and Income Portfolio	10.86	10.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.72	11.17	404.75
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.21	2,042.07
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.87	1,146.91
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.46	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.36	10.01	272.58

Table 14 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.85% M&E and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E and 5% Extra Credit Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.59	10.51	0.00
AIM V.I. Global Real Estate Series II	12.72	11.74	0.00
AIM V.I. International Growth Series II	10.99	12.32	0.00
AIM V.I. Mid Cap Core Equity Series II	10.37	11.10	0.00
Alger American Small Capitalization	13.98	16.05	0.00
American Century VP Income & Growth Fund	12.06	11.76	0.00
American Century VP International Fund	14.00	16.16	0.00
American Century VP Large Company Value Fund	12.13	11.72	0.00
American Century VP Mid Cap Value Fund	12.60	12.04	0.00
American Century VP Ultra Fund	9.43	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.29	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.08	0.00
Critical Math VIT Portfolio	10.00	9.57	0.00
DireXion Dynamic HY Bond Fund	10.19	9.76	0.00
DireXion Evolution All-Cap Equity Fund	9.80	9.89	0.00
DireXion Evolution Managed Bond Fund	10.12	10.02	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.64	0.00
Dreyfus VIF International Value Portfolio	10.56	10.75	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.62	9.50	0.00
PIMCO VIT All Asset Portfolio	10.81	11.45	0.00
PIMCO VIT High Yield Portfolio	10.49	10.61	0.00
PIMCO VIT Low Duration Portfolio	10.20	10.72	0.00
PIMCO VIT Real Return Portfolio	10.12	10.95	0.00
PIMCO VIT Total Return Portfolio	10.32	10.97	0.00
ProFund Access VP High Yield	10.10	10.40	0.00
ProFund VP Asia 30	11.42	16.52	0.00
ProFund VP Banks	10.67	7.59	0.00
ProFund VP Basic Materials	9.89	12.65	0.00
ProFund VP Bear	9.41	9.27	0.00
ProFund VP Biotechnology	10.19	9.86	0.00
ProFund VP Bull	10.75	10.90	0.00
ProFund VP Consumer Goods	10.93	11.52	0.00
ProFund VP Consumer Services	10.77	9.68	0.00
ProFund VP Dow 30	11.26	12.45	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.64	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.68	0.00
ProFund VP Health Care	10.68	11.15	0.00
ProFund VP Industrials	10.01	10.95	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.76	0.00
ProFund VP Japan	10.31	9.08	0.00
ProFund VP Large-Cap Growth	10.61	11.11	0.00
ProFund VP Large-Cap Value	10.87	10.66	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.68	10.59	0.00
ProFund VP Mid-Cap Value	10.03	9.92	0.00
ProFund VP Money Market	10.12	10.28	0.00
ProFund VP NASDAQ-100	10.20	11.74	0.00
ProFund VP Oil & Gas	10.32	13.38	0.00
ProFund VP Pharmaceuticals	10.89	10.91	0.00
ProFund VP Precious Metals	8.63	10.35	0.00
ProFund VP Real Estate	11.93	9.39	0.00
ProFund VP Rising Rates Opportunity	9.24	8.57	0.00
ProFund VP Semiconductor	9.05	9.49	0.00
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.69	0.00
ProFund VP Short NASDAQ-100	9.82	8.51	0.00
ProFund VP Short Small-Cap	9.76	9.99	0.00
ProFund VP Small-Cap	10.05	9.62	0.00
ProFund VP Small-Cap Growth	9.74	9.92	0.00
ProFund VP Small-Cap Value	10.19	9.26	0.00
ProFund VP Technology	10.34	11.58	0.00
ProFund VP Telecommunications	11.81	12.54	0.00
ProFund VP U.S. Government Plus	10.93	11.79	0.00
ProFund VP UltraBull	11.27	11.13	0.00
ProFund VP UltraMid-Cap	9.44	9.80	0.00
ProFund VP UltraNASDAQ-100	10.10	12.70	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.95	8.46	0.00
ProFund VP Utilities	11.78	13.35	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.29	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.60	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.09	12.66	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.12	0.00
Rydex VT U.S. Government Money Market Fund	10.14	10.32	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.06	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.16	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.05	15.19	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.88	11.86	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.86	11.45	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.01	0.00

Table 15 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007
Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.58	10.50	0.00
AIM V.I. Global Real Estate Series II	12.71	11.73	122.14
AIM V.I. International Growth Series II	10.99	12.31	1,127.25
AIM V.I. Mid Cap Core Equity Series II	10.37	11.09	0.00
Alger American Small Capitalization	15.91	18.26	0.00
American Century VP Income & Growth Fund	12.98	12.65	0.00
American Century VP International Fund	15.40	17.77	0.00
American Century VP Large Company Value Fund	12.12	11.70	0.00
American Century VP Mid Cap Value Fund	12.59	12.02	0.00
American Century VP Ultra Fund	9.42	11.14	739.24
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.12	11.07	646.15
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.75	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.88	11,134.37
DireXion Evolution Managed Bond Fund	10.12	10.02	1,178.87
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.04	0.00
Dreyfus VIF Appreciation Portfolio	11.13	11.63	0.00
Dreyfus VIF International Value Portfolio	10.56	10.74	1,814.85
Goldman Sachs VIT Structured Small Cap Equity Fund	11.60	9.48	0.00
PIMCO VIT All Asset Portfolio	10.81	11.44	0.00
PIMCO VIT High Yield Portfolio	10.48	10.61	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.71	1,391.24
PIMCO VIT Real Return Portfolio	10.12	10.94	0.00
PIMCO VIT Total Return Portfolio	10.31	10.96	0.00
ProFund Access VP High Yield	10.10	10.39	0.00
ProFund VP Asia 30	11.42	16.51	571.26
ProFund VP Banks	10.66	7.59	0.00
ProFund VP Basic Materials	9.88	12.64	0.00
ProFund VP Bear	9.41	9.26	0.00
ProFund VP Biotechnology	10.19	9.85	156.88
ProFund VP Bull	10.74	10.89	0.00
ProFund VP Consumer Goods	10.93	11.51	146.39
ProFund VP Consumer Services	10.77	9.67	0.00
ProFund VP Dow 30	11.26	12.44	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.63	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.96	8.67	0.00
ProFund VP Health Care	10.68	11.14	0.00
ProFund VP Industrials	10.01	10.94	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.75	154.57
ProFund VP Japan	10.30	9.08	0.00
ProFund VP Large-Cap Growth	10.60	11.10	0.00
ProFund VP Large-Cap Value	10.86	10.65	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.58	718.07
ProFund VP Mid-Cap Value	10.03	9.91	700.59
ProFund VP Money Market	10.12	10.27	5,527.12
ProFund VP NASDAQ-100	10.19	11.73	0.00
ProFund VP Oil & Gas	10.31	13.37	148.06
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.34	196.41
ProFund VP Real Estate	11.93	9.38	0.00
ProFund VP Rising Rates Opportunity	9.23	8.57	0.00
ProFund VP Semiconductor	9.05	9.48	172.19
ProFund VP Short Dow 30	9.27	8.83	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.68	0.00
ProFund VP Short NASDAQ-100	9.82	8.50	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.61	0.00
ProFund VP Small-Cap Growth	9.73	9.91	359.43
ProFund VP Small-Cap Value	10.19	9.25	354.23
ProFund VP Technology	10.34	11.57	0.00
ProFund VP Telecommunications	11.81	12.53	128.43
ProFund VP U.S. Government Plus	10.93	11.78	0.00
ProFund VP UltraBull	11.27	11.12	0.00
ProFund VP UltraMid-Cap	9.44	9.79	786.63
ProFund VP UltraNASDAQ-100	10.09	12.69	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.45	0.00
ProFund VP Utilities	11.77	13.34	891.16
Rydex VT Dow 2x Strategy Fund	11.60	12.28	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.53	7.59	440.61
Rydex VT NASDAQ-100 2x Strategy Fund	10.09	12.65	204.99
Rydex VT S&P 500 2x Strategy Fund	11.28	11.11	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.79	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.04	0.00
Van Kampen LIT Growth and Income Portfolio	10.86	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.15	322.46
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.18	494.62
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.85	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.44	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	10.00	565.97

Table 16 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E and 5% Extra Credit Rider

Base Contract with 1.10% M&E and 4% Extra Credit Rider

AIM V.I. Basic Value Series II	10.58	10.49	0.00
AIM V.I. Global Real Estate Series II	12.71	11.72	0.00
AIM V.I. International Growth Series II	10.98	12.30	575.99
AIM V.I. Mid Cap Core Equity Series II	10.36	11.08	1,019.88
Alger American Small Capitalization	20.97	24.04	0.00
American Century VP Income & Growth Fund	16.05	15.63	0.00
American Century VP International Fund	18.24	21.04	0.00
American Century VP Large Company Value Fund	12.10	11.68	728.16
American Century VP Mid Cap Value Fund	12.58	12.00	0.00
American Century VP Ultra Fund	9.41	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.88	9.28	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.06	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.19	9.74	683.01
DireXion Evolution All-Cap Equity Fund	9.79	9.87	9,337.25
DireXion Evolution Managed Bond Fund	10.12	10.01	460.73
Dreyfus Socially Responsible Growth Fund, Inc.	10.49	11.03	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.62	0.00
Dreyfus VIF International Value Portfolio	10.55	10.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.59	9.47	0.00
PIMCO VIT All Asset Portfolio	10.81	11.43	0.00
PIMCO VIT High Yield Portfolio	10.48	10.60	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.70	0.00
PIMCO VIT Real Return Portfolio	10.11	10.93	0.00
PIMCO VIT Total Return Portfolio	10.31	10.95	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.50	0.00
ProFund VP Banks	10.66	7.58	0.00
ProFund VP Basic Materials	9.88	12.63	0.00
ProFund VP Bear	9.40	9.25	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.88	0.00
ProFund VP Consumer Goods	10.93	11.50	0.00
ProFund VP Consumer Services	10.76	9.66	0.00
ProFund VP Dow 30	11.25	12.43	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.37	11.62	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.13	0.00
ProFund VP Industrials	10.00	10.93	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.74	0.00
ProFund VP Japan	10.30	9.07	0.00
ProFund VP Large-Cap Growth	10.60	11.09	0.00
ProFund VP Large-Cap Value	10.86	10.64	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.57	0.00
ProFund VP Mid-Cap Value	10.03	9.90	1,057.64
ProFund VP Money Market	10.11	10.26	0.00
ProFund VP NASDAQ-100	10.19	11.72	0.00
ProFund VP Oil & Gas	10.31	13.36	0.00
ProFund VP Pharmaceuticals	10.89	10.90	0.00
ProFund VP Precious Metals	8.63	10.33	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.56	0.00
ProFund VP Semiconductor	9.05	9.47	0.00
ProFund VP Short Dow 30	9.26	8.82	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.18	9.67	0.00
ProFund VP Short NASDAQ-100	9.82	8.49	0.00
ProFund VP Short Small-Cap	9.76	9.98	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.90	0.00
ProFund VP Small-Cap Value	10.18	9.24	0.00
ProFund VP Technology	10.33	11.56	0.00
ProFund VP Telecommunications	11.81	12.52	0.00
ProFund VP U.S. Government Plus	10.93	11.77	0.00
ProFund VP UltraBull	11.27	11.11	0.00
ProFund VP UltraMid-Cap	9.44	9.78	0.00
ProFund VP UltraNASDAQ-100	10.09	12.68	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.44	0.00
ProFund VP Utilities	11.77	13.33	0.00
Rydex VT Dow 2x Strategy Fund	11.60	12.27	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.59	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.08	12.64	0.00
Rydex VT S&P 500 2x Strategy Fund	11.28	11.10	0.00
Rydex VT U.S. Government Money Market Fund	9.69	9.85	0.00
Van Eck Worldwide Hard Assets Fund	9.91	14.03	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.71	11.14	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.17	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.84	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.43	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.35	9.99	0.00

Table 17 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.57	10.48	0.00
AIM V.I. Global Real Estate Series II	12.71	11.71	0.00
AIM V.I. International Growth Series II	10.98	12.29	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.07	0.00
Alger American Small Capitalization	15.84	18.15	0.00
American Century VP Income & Growth Fund	12.91	12.57	0.00
American Century VP International Fund	15.32	17.66	0.00
American Century VP Large Company Value Fund	12.09	11.66	0.00
American Century VP Mid Cap Value Fund	12.56	11.99	0.00
American Century VP Ultra Fund	9.40	11.11	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.27	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.56	0.00
DireXion Dynamic HY Bond Fund	10.18	9.73	0.00
DireXion Evolution All-Cap Equity Fund	9.79	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	10.00	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.02	0.00
Dreyfus VIF Appreciation Portfolio	11.12	11.61	0.00
Dreyfus VIF International Value Portfolio	10.55	10.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.58	9.46	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.59	0.00
PIMCO VIT Low Duration Portfolio	10.19	10.69	0.00
PIMCO VIT Real Return Portfolio	10.11	10.92	0.00
PIMCO VIT Total Return Portfolio	10.31	10.94	0.00
ProFund Access VP High Yield	10.09	10.38	0.00
ProFund VP Asia 30	11.41	16.48	0.00
ProFund VP Banks	10.65	7.58	0.00
ProFund VP Basic Materials	9.88	12.62	0.00
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.84	0.00
ProFund VP Bull	10.74	10.87	0.00
ProFund VP Consumer Goods	10.92	11.49	0.00
ProFund VP Consumer Services	10.76	9.65	0.00
ProFund VP Dow 30	11.25	12.42	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.61	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.95	8.66	0.00
ProFund VP Health Care	10.67	11.12	0.00
ProFund VP Industrials	10.00	10.92	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.97	10.73	0.00
ProFund VP Japan	10.30	9.06	0.00
ProFund VP Large-Cap Growth	10.59	11.08	0.00
ProFund VP Large-Cap Value	10.86	10.63	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.67	10.56	0.00
ProFund VP Mid-Cap Value	10.02	9.90	0.00
ProFund VP Money Market	10.11	10.25	0.00
ProFund VP NASDAQ-100	10.19	11.71	0.00
ProFund VP Oil & Gas	10.31	13.35	0.00
ProFund VP Pharmaceuticals	10.88	10.89	0.00
ProFund VP Precious Metals	8.62	10.32	0.00
ProFund VP Real Estate	11.92	9.37	0.00
ProFund VP Rising Rates Opportunity	9.23	8.55	0.00
ProFund VP Semiconductor	9.04	9.47	0.00
ProFund VP Short Dow 30	9.26	8.81	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.66	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.97	0.00
ProFund VP Small-Cap	10.04	9.60	0.00
ProFund VP Small-Cap Growth	9.73	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.33	11.55	0.00
ProFund VP Telecommunications	11.80	12.51	0.00
ProFund VP U.S. Government Plus	10.92	11.76	0.00
ProFund VP UltraBull	11.26	11.10	0.00
ProFund VP UltraMid-Cap	9.43	9.77	0.00
ProFund VP UltraNASDAQ-100	10.09	12.67	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.94	8.43	0.00
ProFund VP Utilities	11.77	13.32	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.26	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.58	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.08	12.63	0.00
Rydex VT S&P 500 2x Strategy Fund	11.27	11.09	0.00
Rydex VT U.S. Government Money Market Fund	9.59	9.74	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.02	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.13	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.04	15.16	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.87	11.83	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.85	11.42	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.98	0.00

Table 18 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.57	10.47	0.00
AIM V.I. Global Real Estate Series II	12.70	11.70	0.00
AIM V.I. International Growth Series II	10.98	12.28	0.00
AIM V.I. Mid Cap Core Equity Series II	10.36	11.06	0.00
Alger American Small Capitalization	15.80	18.10	0.00
American Century VP Income & Growth Fund	12.88	12.53	0.00
American Century VP International Fund	15.29	17.61	0.00
American Century VP Large Company Value Fund	12.08	11.65	0.00
American Century VP Mid Cap Value Fund	12.55	11.97	0.00
American Century VP Ultra Fund	9.39	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.26	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.11	11.05	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.86	0.00
DireXion Evolution Managed Bond Fund	10.11	9.99	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.01	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.55	10.71	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.57	9.44	0.00
PIMCO VIT All Asset Portfolio	10.80	11.42	0.00
PIMCO VIT High Yield Portfolio	10.47	10.58	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.68	0.00
PIMCO VIT Real Return Portfolio	10.11	10.91	0.00
PIMCO VIT Total Return Portfolio	10.30	10.94	0.00
ProFund Access VP High Yield	10.09	10.37	0.00
ProFund VP Asia 30	11.41	16.47	0.00
ProFund VP Banks	10.65	7.57	0.00
ProFund VP Basic Materials	9.87	12.61	0.00
ProFund VP Bear	9.40	9.24	0.00
ProFund VP Biotechnology	10.18	9.83	0.00
ProFund VP Bull	10.73	10.86	0.00
ProFund VP Consumer Goods	10.92	11.48	0.00
ProFund VP Consumer Services	10.76	9.64	0.00
ProFund VP Dow 30	11.25	12.41	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.60	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.65	0.00
ProFund VP Health Care	10.67	11.11	0.00
ProFund VP Industrials	10.00	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.73	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.07	0.00
ProFund VP Large-Cap Value	10.85	10.62	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.55	0.00
ProFund VP Mid-Cap Value	10.02	9.89	0.00
ProFund VP Money Market	10.11	10.25	0.00
ProFund VP NASDAQ-100	10.18	11.70	0.00
ProFund VP Oil & Gas	10.30	13.34	0.00
ProFund VP Pharmaceuticals	10.88	10.88	0.00
ProFund VP Precious Metals	8.62	10.31	0.00
ProFund VP Real Estate	11.92	9.36	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.46	0.00
ProFund VP Short Dow 30	9.26	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.65	0.00
ProFund VP Short NASDAQ-100	9.81	8.48	0.00
ProFund VP Short Small-Cap	9.75	9.96	0.00
ProFund VP Small-Cap	10.03	9.59	0.00
ProFund VP Small-Cap Growth	9.72	9.89	0.00
ProFund VP Small-Cap Value	10.18	9.23	0.00
ProFund VP Technology	10.32	11.54	0.00
ProFund VP Telecommunications	11.80	12.50	0.00
ProFund VP U.S. Government Plus	10.92	11.75	0.00
ProFund VP UltraBull	11.26	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	0.00
ProFund VP UltraNASDAQ-100	10.08	12.66	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.43	0.00
ProFund VP Utilities	11.76	13.31	0.00
Rydex VT Dow 2x Strategy Fund	11.59	12.25	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.52	7.57	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.08	12.62	0.00
Rydex VT S&P 500 2x Strategy Fund	11.27	11.08	0.00
Rydex VT U.S. Government Money Market Fund	9.56	9.71	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.01	0.00
Van Kampen LIT Growth and Income Portfolio	10.85	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.12	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.14	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.82	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.41	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.34	9.97	0.00

Table 19 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E and 5% Extra Credit Rider

AIM V.I. Basic Value Series II	10.57	10.46	0.00
AIM V.I. Global Real Estate Series II	12.70	11.69	0.00
AIM V.I. International Growth Series II	10.97	12.27	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.05	0.00
Alger American Small Capitalization	12.49	14.30	0.00
American Century VP Income & Growth Fund	11.55	11.23	0.00
American Century VP International Fund	13.05	15.03	0.00
American Century VP Large Company Value Fund	11.95	11.51	0.00
American Century VP Mid Cap Value Fund	11.96	11.39	0.00
American Century VP Ultra Fund	9.66	11.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.87	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.04	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.18	9.72	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.85	0.00
DireXion Evolution Managed Bond Fund	10.11	9.98	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.48	11.00	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.60	0.00
Dreyfus VIF International Value Portfolio	10.54	10.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.05	9.01	0.00
PIMCO VIT All Asset Portfolio	10.80	11.41	0.00
PIMCO VIT High Yield Portfolio	10.47	10.57	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.67	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.93	0.00
ProFund Access VP High Yield	10.08	10.36	0.00
ProFund VP Asia 30	11.40	16.45	0.00
ProFund VP Banks	10.65	7.56	0.00
ProFund VP Basic Materials	9.87	12.60	0.00
ProFund VP Bear	9.39	9.23	0.00
ProFund VP Biotechnology	10.17	9.82	0.00
ProFund VP Bull	10.73	10.85	0.00
ProFund VP Consumer Goods	10.92	11.47	0.00
ProFund VP Consumer Services	10.75	9.64	0.00
ProFund VP Dow 30	11.24	12.40	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.36	11.59	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.10	0.00
ProFund VP Industrials	9.99	10.91	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.72	0.00
ProFund VP Japan	10.29	9.05	0.00
ProFund VP Large-Cap Growth	10.59	11.06	0.00
ProFund VP Large-Cap Value	10.85	10.61	0.00
ProFund VP Mid-Cap	10.00	9.99	0.00
ProFund VP Mid-Cap Growth	9.66	10.54	0.00
ProFund VP Mid-Cap Value	10.02	9.88	0.00
ProFund VP Money Market	10.10	10.24	0.00
ProFund VP NASDAQ-100	10.18	11.69	0.00
ProFund VP Oil & Gas	10.30	13.33	0.00
ProFund VP Pharmaceuticals	10.88	10.87	0.00
ProFund VP Precious Metals	8.62	10.31	0.00
ProFund VP Real Estate	11.91	9.35	0.00
ProFund VP Rising Rates Opportunity	9.22	8.54	0.00
ProFund VP Semiconductor	9.04	9.45	0.00
ProFund VP Short Dow 30	9.25	8.80	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.17	9.64	0.00
ProFund VP Short NASDAQ-100	9.81	8.47	0.00
ProFund VP Short Small-Cap	9.75	9.95	0.00
ProFund VP Small-Cap	10.03	9.58	0.00
ProFund VP Small-Cap Growth	9.72	9.88	0.00
ProFund VP Small-Cap Value	10.17	9.22	0.00
ProFund VP Technology	10.32	11.53	0.00
ProFund VP Telecommunications	11.79	12.49	0.00
ProFund VP U.S. Government Plus	10.92	11.74	0.00
ProFund VP UltraBull	11.25	11.09	0.00
ProFund VP UltraMid-Cap	9.43	9.76	0.00
ProFund VP UltraNASDAQ-100	10.08	12.65	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.42	0.00
ProFund VP Utilities	11.76	13.30	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.24	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.57	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.07	12.61	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.07	0.00
Rydex VT U.S. Government Money Market Fund	10.15	10.30	0.00
Van Eck Worldwide Hard Assets Fund	9.90	14.00	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.70	11.11	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.13	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.81	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.84	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 20 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Plannnig Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Estate Plannnig Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.56	10.45	0.00
AIM V.I. Global Real Estate Series II	12.69	11.68	0.00
AIM V.I. International Growth Series II	10.97	12.25	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.04	0.00
Alger American Small Capitalization	15.72	17.99	0.00
American Century VP Income & Growth Fund	12.82	12.46	0.00
American Century VP International Fund	15.21	17.51	0.00
American Century VP Large Company Value Fund	12.06	11.61	0.00
American Century VP Mid Cap Value Fund	12.53	11.93	0.00
American Century VP Ultra Fund	9.37	11.06	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.25	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.10	11.03	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.71	0.00
DireXion Evolution All-Cap Equity Fund	9.78	9.84	0.00
DireXion Evolution Managed Bond Fund	10.10	9.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.99	0.00
Dreyfus VIF Appreciation Portfolio	11.11	11.59	0.00
Dreyfus VIF International Value Portfolio	10.54	10.69	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.55	9.41	0.00
PIMCO VIT All Asset Portfolio	10.79	11.40	0.00
PIMCO VIT High Yield Portfolio	10.46	10.56	0.00
PIMCO VIT Low Duration Portfolio	10.18	10.66	0.00
PIMCO VIT Real Return Portfolio	10.10	10.90	0.00
PIMCO VIT Total Return Portfolio	10.30	10.92	0.00
ProFund Access VP High Yield	10.08	10.35	0.00
ProFund VP Asia 30	11.40	16.44	0.00
ProFund VP Banks	10.64	7.56	0.00
ProFund VP Basic Materials	9.87	12.59	0.00
ProFund VP Bear	9.39	9.22	0.00
ProFund VP Biotechnology	10.17	9.81	0.00
ProFund VP Bull	10.73	10.84	0.00
ProFund VP Consumer Goods	10.91	11.46	0.00
ProFund VP Consumer Services	10.75	9.63	0.00
ProFund VP Dow 30	11.24	12.39	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.58	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.94	8.64	0.00
ProFund VP Health Care	10.66	11.09	0.00
ProFund VP Industrials	9.99	10.90	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.96	10.71	0.00
ProFund VP Japan	10.29	9.04	0.00
ProFund VP Large-Cap Growth	10.58	11.05	0.00
ProFund VP Large-Cap Value	10.85	10.60	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.66	10.53	0.00
ProFund VP Mid-Cap Value	10.01	9.87	0.00
ProFund VP Money Market	10.10	10.23	0.00
ProFund VP NASDAQ-100	10.18	11.68	0.00
ProFund VP Oil & Gas	10.30	13.31	0.00
ProFund VP Pharmaceuticals	10.87	10.86	0.00
ProFund VP Precious Metals	8.61	10.30	0.00
ProFund VP Real Estate	11.91	9.34	0.00
ProFund VP Rising Rates Opportunity	9.22	8.53	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.79	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.64	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.94	0.00
ProFund VP Small-Cap	10.03	9.57	0.00
ProFund VP Small-Cap Growth	9.72	9.87	0.00
ProFund VP Small-Cap Value	10.17	9.21	0.00
ProFund VP Technology	10.32	11.52	0.00
ProFund VP Telecommunications	11.79	12.48	0.00
ProFund VP U.S. Government Plus	10.91	11.73	0.00
ProFund VP UltraBull	11.25	11.08	0.00
ProFund VP UltraMid-Cap	9.42	9.75	0.00
ProFund VP UltraNASDAQ-100	10.08	12.64	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.93	8.41	0.00
ProFund VP Utilities	11.75	13.29	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.23	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.07	12.60	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.06	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.65	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.99	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.03	15.12	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.86	11.80	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.40	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.33	9.96	0.00

Table 21 – 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.69	11.67	0.00
AIM V.I. International Growth Series II	10.97	12.24	0.00
AIM V.I. Mid Cap Core Equity Series II	10.35	11.03	0.00
Alger American Small Capitalization	13.88	15.88	0.00
American Century VP Income & Growth Fund	11.98	11.63	0.00
American Century VP International Fund	13.90	15.99	0.00
American Century VP Large Company Value Fund	12.04	11.59	0.00
American Century VP Mid Cap Value Fund	12.51	11.91	0.00
American Century VP Ultra Fund	9.36	11.04	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.24	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.02	0.00
Critical Math VIT Portfolio	10.00	9.55	0.00
DireXion Dynamic HY Bond Fund	10.17	9.70	0.00
DireXion Evolution All-Cap Equity Fund	9.77	9.83	0.00
DireXion Evolution Managed Bond Fund	10.10	9.97	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.98	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.58	0.00
Dreyfus VIF International Value Portfolio	10.54	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.54	9.40	0.00
PIMCO VIT All Asset Portfolio	10.79	11.39	0.00
PIMCO VIT High Yield Portfolio	10.46	10.55	0.00
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.89	0.00
PIMCO VIT Total Return Portfolio	10.29	10.91	0.00
ProFund Access VP High Yield	10.08	10.34	0.00
ProFund VP Asia 30	11.40	16.43	0.00
ProFund VP Banks	10.64	7.55	0.00
ProFund VP Basic Materials	9.86	12.58	0.00
ProFund VP Bear	9.39	9.21	0.00
ProFund VP Biotechnology	10.17	9.80	0.00
ProFund VP Bull	10.72	10.83	0.00
ProFund VP Consumer Goods	10.91	11.45	0.00
ProFund VP Consumer Services	10.74	9.62	0.00
ProFund VP Dow 30	11.24	12.38	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.57	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.63	0.00
ProFund VP Health Care	10.66	11.08	0.00
ProFund VP Industrials	9.99	10.89	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.70	0.00
ProFund VP Japan	10.28	9.03	0.00
ProFund VP Large-Cap Growth	10.58	11.04	0.00
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	0.00
ProFund VP Mid-Cap Value	10.01	9.86	0.00
ProFund VP Money Market	10.10	10.22	0.00
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.30	0.00
ProFund VP Pharmaceuticals	10.87	10.85	0.00
ProFund VP Precious Metals	8.61	10.29	0.00
ProFund VP Real Estate	11.90	9.34	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.44	0.00
ProFund VP Short Dow 30	9.25	8.78	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.63	0.00
ProFund VP Short NASDAQ-100	9.80	8.46	0.00
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.86	0.00
ProFund VP Small-Cap Value	10.17	9.20	0.00
ProFund VP Technology	10.31	11.51	0.00
ProFund VP Telecommunications	11.79	12.47	0.00
ProFund VP U.S. Government Plus	10.91	11.72	0.00
ProFund VP UltraBull	11.25	11.07	0.00
ProFund VP UltraMid-Cap	9.42	9.74	0.00
ProFund VP UltraNASDAQ-100	10.07	12.63	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.41	0.00
ProFund VP Utilities	11.75	13.28	0.00
Rydex VT Dow 2x Strategy Fund	11.58	12.21	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.56	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.07	12.59	0.00
Rydex VT S&P 500 2x Strategy Fund	11.26	11.05	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.21	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.97	0.00
Van Kampen LIT Growth and Income Portfolio	10.84	10.84	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.69	11.10	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.11	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.79	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.39	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.95	0.00

Table 22 – 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Estate Planning Rider

AIM V.I. Basic Value Series II	10.56	10.44	0.00
AIM V.I. Global Real Estate Series II	12.68	11.66	0.00
AIM V.I. International Growth Series II	10.96	12.23	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.02	0.00
Alger American Small Capitalization	15.64	17.88	0.00
American Century VP Income & Growth Fund	12.76	12.39	0.00
American Century VP International Fund	15.14	17.41	0.00
American Century VP Large Company Value Fund	12.03	11.58	0.00
American Century VP Mid Cap Value Fund	12.50	11.90	0.00
American Century VP Ultra Fund	9.35	11.02	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.86	9.23	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.01	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.69	0.00
DireXion Evolution All-Cap Equity Fund	9.77	9.82	0.00
DireXion Evolution Managed Bond Fund	10.10	9.96	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.47	10.97	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.57	0.00
Dreyfus VIF International Value Portfolio	10.53	10.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.52	9.39	0.00
PIMCO VIT All Asset Portfolio	10.78	11.38	0.00
PIMCO VIT High Yield Portfolio	10.46	10.54	0.00
PIMCO VIT Low Duration Portfolio	10.17	10.65	0.00
PIMCO VIT Real Return Portfolio	10.09	10.88	0.00
PIMCO VIT Total Return Portfolio	10.29	10.90	0.00
ProFund Access VP High Yield	10.07	10.33	0.00
ProFund VP Asia 30	11.39	16.41	0.00
ProFund VP Banks	10.64	7.54	0.00
ProFund VP Basic Materials	9.86	12.57	0.00
ProFund VP Bear	9.38	9.21	0.00
ProFund VP Biotechnology	10.16	9.80	0.00
ProFund VP Bull	10.72	10.83	0.00
ProFund VP Consumer Goods	10.90	11.44	0.00
ProFund VP Consumer Services	10.74	9.61	0.00
ProFund VP Dow 30	11.23	12.37	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.35	11.56	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.62	0.00
ProFund VP Health Care	10.65	11.07	0.00
ProFund VP Industrials	9.98	10.88	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.69	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.58	11.03	0.00
ProFund VP Large-Cap Value	10.84	10.59	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.52	0.00
ProFund VP Mid-Cap Value	10.01	9.85	0.00
ProFund VP Money Market	10.09	10.21	3,521.77
ProFund VP NASDAQ-100	10.17	11.67	0.00
ProFund VP Oil & Gas	10.29	13.29	0.00
ProFund VP Pharmaceuticals	10.87	10.84	0.00
ProFund VP Precious Metals	8.61	10.28	0.00
ProFund VP Real Estate	11.90	9.33	0.00
ProFund VP Rising Rates Opportunity	9.21	8.52	0.00
ProFund VP Semiconductor	9.03	9.43	0.00
ProFund VP Short Dow 30	9.25	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.16	9.62	0.00
ProFund VP Short NASDAQ-100	9.80	8.45	0.00
ProFund VP Short Small-Cap	9.74	9.93	0.00
ProFund VP Small-Cap	10.02	9.56	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.50	0.00
ProFund VP Telecommunications	11.78	12.45	0.00
ProFund VP U.S. Government Plus	10.91	11.71	0.00
ProFund VP UltraBull	11.24	11.06	0.00
ProFund VP UltraMid-Cap	9.42	9.73	0.00
ProFund VP UltraNASDAQ-100	10.07	12.62	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.81	0.00
ProFund VP UltraSmall-Cap	9.92	8.40	0.00
ProFund VP Utilities	11.75	13.26	0.00
Rydex VT Dow 2x Strategy Fund	11.57	12.20	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.51	7.55	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.06	12.58	0.00
Rydex VT S&P 500 2x Strategy Fund	11.25	11.04	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.60	0.00
Van Eck Worldwide Hard Assets Fund	9.89	13.96	0.00
Van Kampen LIT Growth and Income Portfolio	10.83	10.83	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.09	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.78	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.83	11.38	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.94	0.00

Table 23 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

AIM V.I. Basic Value Series II	10.55	10.43	0.00
AIM V.I. Global Real Estate Series II	12.68	11.65	0.00
AIM V.I. International Growth Series II	10.96	12.22	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.01	0.00
Alger American Small Capitalization	20.66	23.61	0.00
American Century VP Income & Growth Fund	15.82	15.35	0.00
American Century VP International Fund	17.97	20.66	0.00
American Century VP Large Company Value Fund	12.02	11.56	361.40
American Century VP Mid Cap Value Fund	12.49	11.88	0.00
American Century VP Ultra Fund	9.34	11.01	489.04
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.09	11.00	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.77	9.82	0.00
DireXion Evolution Managed Bond Fund	10.09	9.95	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.96	0.00
Dreyfus VIF Appreciation Portfolio	11.10	11.56	0.00
Dreyfus VIF International Value Portfolio	10.53	10.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.51	9.37	0.00
PIMCO VIT All Asset Portfolio	10.78	11.37	0.00
PIMCO VIT High Yield Portfolio	10.45	10.54	0.00
PIMCO VIT Low Duration Portfolio	10.17	10.64	0.00
PIMCO VIT Real Return Portfolio	10.09	10.87	0.00
PIMCO VIT Total Return Portfolio	10.28	10.89	858.49
ProFund Access VP High Yield	10.07	10.32	0.00
ProFund VP Asia 30	11.39	16.40	1,489.70
ProFund VP Banks	10.63	7.54	0.00
ProFund VP Basic Materials	9.86	12.56	0.00
ProFund VP Bear	9.38	9.20	0.00
ProFund VP Biotechnology	10.16	9.79	2,404.12
ProFund VP Bull	10.72	10.82	0.00
ProFund VP Consumer Goods	10.90	11.43	0.00
ProFund VP Consumer Services	10.74	9.60	246.34
ProFund VP Dow 30	11.23	12.36	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.55	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.93	8.61	0.00
ProFund VP Health Care	10.65	11.06	0.00
ProFund VP Industrials	9.98	10.87	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.95	10.68	0.00
ProFund VP Japan	10.28	9.02	0.00
ProFund VP Large-Cap Growth	10.57	11.02	0.00
ProFund VP Large-Cap Value	10.84	10.58	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.65	10.51	0.00
ProFund VP Mid-Cap Value	10.00	9.85	0.00
ProFund VP Money Market	10.09	10.20	31.99
ProFund VP NASDAQ-100	10.17	11.66	0.00
ProFund VP Oil & Gas	10.29	13.28	601.47
ProFund VP Pharmaceuticals	10.86	10.83	0.00
ProFund VP Precious Metals	8.61	10.27	2,178.73
ProFund VP Real Estate	11.90	9.32	0.00
ProFund VP Rising Rates Opportunity	9.21	8.51	0.00
ProFund VP Semiconductor	9.03	9.42	0.00
ProFund VP Short Dow 30	9.24	8.77	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.61	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.92	0.00
ProFund VP Small-Cap	10.02	9.55	0.00
ProFund VP Small-Cap Growth	9.71	9.85	0.00
ProFund VP Small-Cap Value	10.16	9.19	0.00
ProFund VP Technology	10.31	11.49	0.00
ProFund VP Telecommunications	11.78	12.44	0.00
ProFund VP U.S. Government Plus	10.90	11.70	0.00
ProFund VP UltraBull	11.24	11.05	0.00
ProFund VP UltraMid-Cap	9.41	9.72	0.00
ProFund VP UltraNASDAQ-100	10.07	12.61	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.92	8.39	0.00
ProFund VP Utilities	11.74	13.25	0.00
Rydex VT Dow 2x Strategy Fund	11.57	12.19	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.06	12.57	896.81
Rydex VT S&P 500 2x Strategy Fund	11.25	11.03	0.00
Rydex VT U.S. Government Money Market Fund	9.55	9.67	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.95	621.32
Van Kampen LIT Growth and Income Portfolio	10.83	10.82	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.08	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.02	15.08	2,426.51
Van Kampen UIF Mid Cap Growth Portfolio	9.85	11.77	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.37	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.32	9.93	0.00

Table 24 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider;

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.55	10.42	0.00
AIM V.I. Global Real Estate Series II	12.68	11.64	0.00
AIM V.I. International Growth Series II	10.95	12.21	0.00
AIM V.I. Mid Cap Core Equity Series II	10.34	11.00	0.00
Alger American Small Capitalization	12.45	14.22	0.00
American Century VP Income & Growth Fund	11.51	11.16	0.00
American Century VP International Fund	13.01	14.94	0.00
American Century VP Large Company Value Fund	11.91	11.45	0.00
American Century VP Mid Cap Value Fund	11.92	11.33	0.00
American Century VP Ultra Fund	9.63	11.33	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.22	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.99	0.00
Critical Math VIT Portfolio	10.00	9.54	0.00
DireXion Dynamic HY Bond Fund	10.16	9.68	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.81	0.00
DireXion Evolution Managed Bond Fund	10.09	9.94	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.95	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.55	0.00
Dreyfus VIF International Value Portfolio	10.53	10.66	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.01	8.96	0.00
PIMCO VIT All Asset Portfolio	10.78	11.36	0.00
PIMCO VIT High Yield Portfolio	10.45	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.63	0.00
PIMCO VIT Real Return Portfolio	10.08	10.86	0.00
PIMCO VIT Total Return Portfolio	10.28	10.88	0.00
ProFund Access VP High Yield	10.07	10.31	0.00
ProFund VP Asia 30	11.38	16.39	353.36
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.55	0.00
ProFund VP Bear	9.38	9.19	0.00
ProFund VP Biotechnology	10.16	9.78	507.49
ProFund VP Bull	10.71	10.81	0.00
ProFund VP Consumer Goods	10.90	11.42	0.00
ProFund VP Consumer Services	10.73	9.60	0.00
ProFund VP Dow 30	11.22	12.35	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.54	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.61	0.00
ProFund VP Health Care	10.65	11.05	0.00
ProFund VP Industrials	9.98	10.86	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.67	0.00
ProFund VP Japan	10.27	9.01	0.00
ProFund VP Large-Cap Growth	10.57	11.01	0.00
ProFund VP Large-Cap Value	10.83	10.57	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.50	0.00
ProFund VP Mid-Cap Value	10.00	9.84	0.00
ProFund VP Money Market	10.09	10.19	0.00
ProFund VP NASDAQ-100	10.16	11.65	0.00
ProFund VP Oil & Gas	10.28	13.27	0.00
ProFund VP Pharmaceuticals	10.86	10.82	0.00
ProFund VP Precious Metals	8.60	10.26	516.82
ProFund VP Real Estate	11.89	9.31	0.00
ProFund VP Rising Rates Opportunity	9.21	8.50	0.00
ProFund VP Semiconductor	9.02	9.41	0.00
ProFund VP Short Dow 30	9.24	8.76	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.44	0.00
ProFund VP Short Small-Cap	9.73	9.91	0.00
ProFund VP Small-Cap	10.01	9.54	0.00
ProFund VP Small-Cap Growth	9.70	9.84	0.00
ProFund VP Small-Cap Value	10.16	9.18	0.00
ProFund VP Technology	10.30	11.49	0.00
ProFund VP Telecommunications	11.78	12.43	0.00
ProFund VP U.S. Government Plus	10.90	11.69	0.00
ProFund VP UltraBull	11.24	11.04	0.00
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP UltraNASDAQ-100	10.06	12.60	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.39	0.00
ProFund VP Utilities	11.74	13.24	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.18	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.54	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.06	12.56	212.77
Rydex VT S&P 500 2x Strategy Fund	11.25	11.02	0.00
Rydex VT U.S. Government Money Market Fund	10.12	10.24	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	10.81	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.68	11.07	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.07	575.58
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.76	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.36	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.92	0.00

Table 25 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.55	10.41	0.00
AIM V.I. Global Real Estate Series II	12.67	11.63	0.00
AIM V.I. International Growth Series II	10.95	12.20	0.00
AIM V.I. Mid Cap Core Equity Series II	10.33	10.99	0.00
Alger American Small Capitalization	15.53	17.73	0.00
American Century VP Income & Growth Fund	12.66	12.28	0.00
American Century VP International Fund	15.03	17.25	0.00
American Century VP Large Company Value Fund	12.00	11.52	0.00
American Century VP Mid Cap Value Fund	12.46	11.84	0.00
American Century VP Ultra Fund	9.33	10.97	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.85	9.21	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.98	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.67	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.80	0.00
DireXion Evolution Managed Bond Fund	10.09	9.93	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.46	10.94	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.54	0.00
Dreyfus VIF International Value Portfolio	10.52	10.65	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.49	9.34	0.00
PIMCO VIT All Asset Portfolio	10.77	11.35	0.00
PIMCO VIT High Yield Portfolio	10.45	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.62	0.00
PIMCO VIT Real Return Portfolio	10.08	10.85	0.00
PIMCO VIT Total Return Portfolio	10.28	10.87	0.00
ProFund Access VP High Yield	10.06	10.31	0.00
ProFund VP Asia 30	11.38	16.37	0.00
ProFund VP Banks	10.63	7.53	0.00
ProFund VP Basic Materials	9.85	12.54	0.00
ProFund VP Bear	9.37	9.18	0.00
ProFund VP Biotechnology	10.15	9.77	0.00
ProFund VP Bull	10.71	10.80	1,405.47
ProFund VP Consumer Goods	10.89	11.41	0.00
ProFund VP Consumer Services	10.73	9.59	0.00
ProFund VP Dow 30	11.22	12.34	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.34	11.53	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.60	0.00
ProFund VP Health Care	10.64	11.04	0.00
ProFund VP Industrials	9.97	10.85	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.66	0.00
ProFund VP Japan	10.27	9.00	0.00
ProFund VP Large-Cap Growth	10.57	11.01	0.00
ProFund VP Large-Cap Value	10.83	10.56	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.49	0.00
ProFund VP Mid-Cap Value	10.00	9.83	0.00
ProFund VP Money Market	10.08	10.19	1,284.40
ProFund VP NASDAQ-100	10.16	11.64	0.00
ProFund VP Oil & Gas	10.28	13.26	0.00
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	0.00
ProFund VP Real Estate	11.89	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.24	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.15	9.60	0.00
ProFund VP Short NASDAQ-100	9.79	8.43	0.00
ProFund VP Short Small-Cap	9.73	9.90	763.60
ProFund VP Small-Cap	10.01	9.53	753.69
ProFund VP Small-Cap Growth	9.70	9.83	0.00
ProFund VP Small-Cap Value	10.15	9.17	0.00
ProFund VP Technology	10.30	11.48	0.00
ProFund VP Telecommunications	11.77	12.42	0.00
ProFund VP U.S. Government Plus	10.89	11.68	0.00
ProFund VP UltraBull	11.23	11.03	0.00
ProFund VP UltraMid-Cap	9.41	9.71	0.00
ProFund VP UltraNASDAQ-100	10.06	12.59	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.38	0.00
ProFund VP Utilities	11.73	13.23	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.17	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.50	7.53	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.05	12.55	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.01	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.52	0.00
Van Eck Worldwide Hard Assets Fund	9.88	13.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.82	10.80	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.06	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.01	15.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.75	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.82	11.35	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.31	9.91	0.00

Table 26 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.54	10.40	0.00
AIM V.I. Global Real Estate Series II	12.67	11.62	0.00
AIM V.I. International Growth Series II	10.95	12.19	0.00
AIM V.I. Mid Cap Core Equity Series II	10.33	10.98	0.00
Alger American Small Capitalization	12.43	14.19	0.00
American Century VP Income & Growth Fund	11.49	11.14	0.00
American Century VP International Fund	12.99	14.91	0.00
American Century VP Large Company Value Fund	11.89	11.42	108.50
American Century VP Mid Cap Value Fund	11.90	11.30	0.00
American Century VP Ultra Fund	9.61	11.30	141.59
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.20	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.08	10.97	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.66	0.00
DireXion Evolution All-Cap Equity Fund	9.76	9.79	0.00
DireXion Evolution Managed Bond Fund	10.08	9.92	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.09	11.53	0.00
Dreyfus VIF International Value Portfolio	10.52	10.64	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.99	8.93	0.00
PIMCO VIT All Asset Portfolio	10.77	11.34	0.00
PIMCO VIT High Yield Portfolio	10.44	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.16	10.61	0.00
PIMCO VIT Real Return Portfolio	10.08	10.84	0.00
PIMCO VIT Total Return Portfolio	10.27	10.86	234.11
ProFund Access VP High Yield	10.06	10.30	0.00
ProFund VP Asia 30	11.38	16.36	0.00
ProFund VP Banks	10.62	7.52	0.00
ProFund VP Basic Materials	9.85	12.53	0.00
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.76	76.20
ProFund VP Bull	10.71	10.79	0.00
ProFund VP Consumer Goods	10.89	11.40	0.00
ProFund VP Consumer Services	10.73	9.58	70.99
ProFund VP Dow 30	11.22	12.33	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.52	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.92	8.59	0.00
ProFund VP Health Care	10.64	11.03	0.00
ProFund VP Industrials	9.97	10.84	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.94	10.65	0.00
ProFund VP Japan	10.27	8.99	0.00
ProFund VP Large-Cap Growth	10.56	11.00	0.00
ProFund VP Large-Cap Value	10.83	10.55	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.64	10.48	0.00
ProFund VP Mid-Cap Value	9.99	9.82	0.00
ProFund VP Money Market	10.08	10.18	16,820.36
ProFund VP NASDAQ-100	10.16	11.63	0.00
ProFund VP Oil & Gas	10.28	13.25	173.00
ProFund VP Pharmaceuticals	10.85	10.81	0.00
ProFund VP Precious Metals	8.60	10.25	0.00
ProFund VP Real Estate	11.88	9.30	0.00
ProFund VP Rising Rates Opportunity	9.20	8.49	0.00
ProFund VP Semiconductor	9.02	9.40	0.00
ProFund VP Short Dow 30	9.23	8.75	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.21	0.00
ProFund VP Short Mid-Cap	10.14	9.59	0.00
ProFund VP Short NASDAQ-100	9.78	8.42	0.00
ProFund VP Short Small-Cap	9.72	9.89	0.00
ProFund VP Small-Cap	10.01	9.52	0.00
ProFund VP Small-Cap Growth	9.70	9.82	0.00
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.30	11.47	0.00
ProFund VP Telecommunications	11.77	12.41	0.00
ProFund VP U.S. Government Plus	10.89	11.67	0.00
ProFund VP UltraBull	11.23	11.02	0.00
ProFund VP UltraMid-Cap	9.40	9.70	0.00
ProFund VP UltraNASDAQ-100	10.06	12.57	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.91	8.37	0.00
ProFund VP Utilities	11.73	13.22	0.00
Rydex VT Dow 2x Strategy Fund	11.56	12.16	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.05	12.54	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	10.10	10.22	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.92	182.16
Van Kampen LIT Growth and Income Portfolio	10.82	10.79	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.05	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.84	11.74	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.34	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.91	0.00

Table 27 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.54	10.39	0.00
AIM V.I. Global Real Estate Series II	12.66	11.61	0.00
AIM V.I. International Growth Series II	10.94	12.18	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.98	419.85
Alger American Small Capitalization	15.45	17.62	0.00
American Century VP Income & Growth Fund	12.60	12.20	0.00
American Century VP International Fund	14.95	17.15	268.23
American Century VP Large Company Value Fund	11.97	11.49	473.79
American Century VP Mid Cap Value Fund	12.44	11.81	0.00
American Century VP Ultra Fund	9.31	10.94	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.19	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.96	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.15	9.65	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.78	0.00
DireXion Evolution Managed Bond Fund	10.08	9.92	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.93	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.52	507.23
Dreyfus VIF International Value Portfolio	10.52	10.63	474.04
Goldman Sachs VIT Structured Small Cap Equity Fund	11.47	9.32	0.00
PIMCO VIT All Asset Portfolio	10.77	11.33	0.00
PIMCO VIT High Yield Portfolio	10.44	10.50	200.89
PIMCO VIT Low Duration Portfolio	10.15	10.60	0.00
PIMCO VIT Real Return Portfolio	10.07	10.83	0.00
PIMCO VIT Total Return Portfolio	10.27	10.85	0.00
ProFund Access VP High Yield	10.06	10.29	51,372.82
ProFund VP Asia 30	11.37	16.34	25,597.81
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.52	7,142.68
ProFund VP Bear	9.37	9.17	0.00
ProFund VP Biotechnology	10.15	9.75	0.00
ProFund VP Bull	10.70	10.78	0.00
ProFund VP Consumer Goods	10.89	11.39	0.00
ProFund VP Consumer Services	10.72	9.57	0.00
ProFund VP Dow 30	11.21	12.32	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.51	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.59	23,772.58
ProFund VP Health Care	10.63	11.03	31,906.37
ProFund VP Industrials	9.97	10.83	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.65	0.00
ProFund VP Japan	10.26	8.99	0.00
ProFund VP Large-Cap Growth	10.56	10.99	0.00
ProFund VP Large-Cap Value	10.82	10.54	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.47	0.00
ProFund VP Mid-Cap Value	9.99	9.81	0.00
ProFund VP Money Market	10.08	10.17	7.75
ProFund VP NASDAQ-100	10.15	11.62	0.00
ProFund VP Oil & Gas	10.27	13.24	21,690.63
ProFund VP Pharmaceuticals	10.85	10.80	0.00
ProFund VP Precious Metals	8.59	10.24	0.00
ProFund VP Real Estate	11.88	9.29	5,304.26
ProFund VP Rising Rates Opportunity	9.20	8.48	0.00
ProFund VP Semiconductor	9.01	9.39	0.00
ProFund VP Short Dow 30	9.23	8.74	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.58	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.52	0.00
ProFund VP Small-Cap Growth	9.69	9.81	0.00
ProFund VP Small-Cap Value	10.15	9.16	0.00
ProFund VP Technology	10.29	11.46	27,075.00
ProFund VP Telecommunications	11.76	12.40	0.00
ProFund VP U.S. Government Plus	10.89	11.66	0.00
ProFund VP UltraBull	11.22	11.01	0.00
ProFund VP UltraMid-Cap	9.40	9.69	0.00
ProFund VP UltraNASDAQ-100	10.05	12.56	5,660.13
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	0.00
ProFund VP Utilities	11.73	13.21	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.15	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.52	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.05	12.53	0.00
Rydex VT S&P 500 2x Strategy Fund	11.24	11.00	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.47	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	543.03
Van Kampen UIF Emerging Markets Debt Portfolio	10.67	11.04	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.03	251.16
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.73	392.65
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.33	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.90	0.00

Table 28 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.54	10.38	0.00
AIM V.I. Global Real Estate Series II	12.66	11.60	0.00
AIM V.I. International Growth Series II	10.94	12.17	0.00
AIM V.I. Mid Cap Core Equity Series II	10.32	10.97	0.00
Alger American Small Capitalization	13.78	15.71	0.00
American Century VP Income & Growth Fund	11.89	11.51	0.00
American Century VP International Fund	13.80	15.82	0.00
American Century VP Large Company Value Fund	11.96	11.47	0.00
American Century VP Mid Cap Value Fund	12.43	11.79	0.00
American Century VP Ultra Fund	9.30	10.92	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.84	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.95	0.00
Critical Math VIT Portfolio	10.00	9.53	0.00
DireXion Dynamic HY Bond Fund	10.14	9.64	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.08	9.91	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.45	10.92	0.00
Dreyfus VIF Appreciation Portfolio	11.08	11.51	0.00
Dreyfus VIF International Value Portfolio	10.51	10.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.46	9.30	0.00
PIMCO VIT All Asset Portfolio	10.76	11.32	0.00
PIMCO VIT High Yield Portfolio	10.44	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.59	0.00
PIMCO VIT Real Return Portfolio	10.07	10.82	0.00
PIMCO VIT Total Return Portfolio	10.27	10.84	0.00
ProFund Access VP High Yield	10.05	10.28	0.00
ProFund VP Asia 30	11.37	16.33	0.00
ProFund VP Banks	10.62	7.51	0.00
ProFund VP Basic Materials	9.84	12.50	0.00
ProFund VP Bear	9.37	9.16	0.00
ProFund VP Biotechnology	10.14	9.75	0.00
ProFund VP Bull	10.70	10.77	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.31	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.33	11.50	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.58	0.00
ProFund VP Health Care	10.63	11.02	0.00
ProFund VP Industrials	9.97	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.64	0.00
ProFund VP Japan	10.26	8.98	0.00
ProFund VP Large-Cap Growth	10.56	10.98	0.00
ProFund VP Large-Cap Value	10.82	10.53	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.46	0.00
ProFund VP Mid-Cap Value	9.99	9.80	0.00
ProFund VP Money Market	10.07	10.16	0.00
ProFund VP NASDAQ-100	10.15	11.61	0.00
ProFund VP Oil & Gas	10.27	13.23	0.00
ProFund VP Pharmaceuticals	10.84	10.79	0.00
ProFund VP Precious Metals	8.59	10.23	0.00
ProFund VP Real Estate	11.88	9.28	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.38	0.00
ProFund VP Short Dow 30	9.23	8.73	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.14	9.57	0.00
ProFund VP Short NASDAQ-100	9.78	8.41	0.00
ProFund VP Short Small-Cap	9.72	9.88	0.00
ProFund VP Small-Cap	10.00	9.51	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.15	0.00
ProFund VP Technology	10.29	11.45	0.00
ProFund VP Telecommunications	11.76	12.39	0.00
ProFund VP U.S. Government Plus	10.88	11.65	0.00
ProFund VP UltraBull	11.22	11.00	0.00
ProFund VP UltraMid-Cap	9.40	9.68	0.00
ProFund VP UltraNASDAQ-100	10.05	12.55	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.90	8.36	0.00
ProFund VP Utilities	11.72	13.20	0.00
Rydex VT Dow 2x Strategy Fund	11.55	12.14	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.04	12.52	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.99	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Hard Assets Fund	9.87	13.89	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.78	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.03	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	11.00	15.02	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.72	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.81	11.32	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.30	9.89	0.00

Table 29 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.66	11.59	0.00
AIM V.I. International Growth Series II	10.94	12.16	1,311.29
AIM V.I. Mid Cap Core Equity Series II	10.32	10.96	0.00
Alger American Small Capitalization	15.38	17.52	0.00
American Century VP Income & Growth Fund	12.54	12.13	2,940.24
American Century VP International Fund	14.88	17.05	0.00
American Century VP Large Company Value Fund	11.95	11.45	0.00
American Century VP Mid Cap Value Fund	12.41	11.77	0.00
American Century VP Ultra Fund	9.29	10.91	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.18	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.07	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.75	9.77	0.00
DireXion Evolution Managed Bond Fund	10.07	9.90	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.91	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.50	0.00
Dreyfus VIF International Value Portfolio	10.51	10.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.44	9.29	0.00
PIMCO VIT All Asset Portfolio	10.76	11.31	0.00
PIMCO VIT High Yield Portfolio	10.43	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.15	10.58	0.00
PIMCO VIT Real Return Portfolio	10.07	10.81	0.00
PIMCO VIT Total Return Portfolio	10.26	10.84	0.00
ProFund Access VP High Yield	10.05	10.27	58,490.55
ProFund VP Asia 30	11.37	16.32	40,637.29
ProFund VP Banks	10.61	7.50	0.00
ProFund VP Basic Materials	9.84	12.49	24,482.34
ProFund VP Bear	9.36	9.15	0.00
ProFund VP Biotechnology	10.14	9.74	0.00
ProFund VP Bull	10.70	10.76	0.00
ProFund VP Consumer Goods	10.88	11.38	0.00
ProFund VP Consumer Services	10.72	9.56	0.00
ProFund VP Dow 30	11.21	12.30	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.49	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.91	8.57	37,039.57
ProFund VP Health Care	10.63	11.01	61,892.02
ProFund VP Industrials	9.96	10.82	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.93	10.63	0.00
ProFund VP Japan	10.26	8.97	0.00
ProFund VP Large-Cap Growth	10.55	10.97	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.63	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.80	0.00
ProFund VP Money Market	10.07	10.15	5,044.12
ProFund VP NASDAQ-100	10.15	11.60	433.56
ProFund VP Oil & Gas	10.27	13.21	43,501.81
ProFund VP Pharmaceuticals	10.84	10.78	0.00
ProFund VP Precious Metals	8.59	10.22	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.47	0.00
ProFund VP Semiconductor	9.01	9.37	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.40	0.00
ProFund VP Short Small-Cap	9.71	9.87	0.00
ProFund VP Small-Cap	10.00	9.50	0.00
ProFund VP Small-Cap Growth	9.69	9.80	0.00
ProFund VP Small-Cap Value	10.14	9.14	0.00
ProFund VP Technology	10.29	11.44	40,540.98
ProFund VP Telecommunications	11.76	12.38	0.00
ProFund VP U.S. Government Plus	10.88	11.64	0.00
ProFund VP UltraBull	11.22	10.99	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP UltraNASDAQ-100	10.05	12.54	22,453.27
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	832.99
ProFund VP UltraSmall-Cap	9.90	8.35	0.00
ProFund VP Utilities	11.72	13.19	1,246.32
Rydex VT Dow 2x Strategy Fund	11.55	12.13	1,787.65
Rydex VT Inverse Dow 2x Strategy Fund	8.49	7.51	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.04	12.51	0.00
Rydex VT S&P 500 2x Strategy Fund	11.23	10.98	3,158.24
Rydex VT U.S. Government Money Market Fund	9.32	9.41	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.88	0.00
Van Kampen LIT Growth and Income Portfolio	10.81	10.77	1,372.11
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.02	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	15.01	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.83	11.71	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.31	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.88	651.09

Table 30 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.53	10.37	0.00
AIM V.I. Global Real Estate Series II	12.65	11.58	0.00
AIM V.I. International Growth Series II	10.93	12.15	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.95	0.00
Alger American Small Capitalization	12.40	14.12	0.00
American Century VP Income & Growth Fund	11.46	11.08	0.00
American Century VP International Fund	12.96	14.84	0.00
American Century VP Large Company Value Fund	11.86	11.37	0.00
American Century VP Mid Cap Value Fund	11.87	11.25	0.00
American Century VP Ultra Fund	9.59	11.25	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.17	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.94	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.14	9.63	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.76	0.00
DireXion Evolution Managed Bond Fund	10.07	9.89	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.44	10.90	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.49	0.00
Dreyfus VIF International Value Portfolio	10.51	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.89	0.00
PIMCO VIT All Asset Portfolio	10.76	11.30	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.83	0.00
ProFund Access VP High Yield	10.05	10.26	0.00
ProFund VP Asia 30	11.36	16.30	0.00
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.48	0.00
ProFund VP Bear	9.36	9.14	0.00
ProFund VP Biotechnology	10.14	9.73	0.00
ProFund VP Bull	10.69	10.75	0.00
ProFund VP Consumer Goods	10.88	11.37	0.00
ProFund VP Consumer Services	10.71	9.55	0.00
ProFund VP Dow 30	11.20	12.29	0.00
ProFund VP Emerging Markets	10.00	10.08	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	0.00
ProFund VP Health Care	10.62	11.00	0.00
ProFund VP Industrials	9.96	10.81	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.62	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.96	0.00
ProFund VP Large-Cap Value	10.81	10.52	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.45	0.00
ProFund VP Mid-Cap Value	9.98	9.79	0.00
ProFund VP Money Market	10.07	10.14	12,293.78
ProFund VP NASDAQ-100	10.14	11.59	0.00
ProFund VP Oil & Gas	10.26	13.20	0.00
ProFund VP Pharmaceuticals	10.84	10.77	0.00
ProFund VP Precious Metals	8.59	10.21	0.00
ProFund VP Real Estate	11.87	9.27	0.00
ProFund VP Rising Rates Opportunity	9.19	8.46	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.72	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.13	9.56	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.86	0.00
ProFund VP Small-Cap	9.99	9.49	0.00
ProFund VP Small-Cap Growth	9.68	9.79	0.00
ProFund VP Small-Cap Value	10.14	9.13	0.00
ProFund VP Technology	10.28	11.43	0.00
ProFund VP Telecommunications	11.75	12.37	0.00
ProFund VP U.S. Government Plus	10.88	11.63	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.67	0.00
ProFund VP UltraNASDAQ-100	10.04	12.53	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.72	13.18	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.12	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.50	186,314.91
Rydex VT NASDAQ-100 2x Strategy Fund	10.04	12.50	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.97	0.00
Rydex VT U.S. Government Money Market Fund	10.08	10.17	65,366.82
Van Eck Worldwide Hard Assets Fund	9.86	13.87	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.76	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.66	11.01	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.99	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.70	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.30	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.29	9.87	0.00

Table 31 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.53	10.36	0.00
AIM V.I. Global Real Estate Series II	12.65	11.57	0.00
AIM V.I. International Growth Series II	10.93	12.14	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.94	0.00
Alger American Small Capitalization	12.39	14.10	0.00
American Century VP Income & Growth Fund	11.45	11.07	0.00
American Century VP International Fund	12.95	14.82	0.00
American Century VP Large Company Value Fund	11.85	11.35	0.00
American Century VP Mid Cap Value Fund	11.86	11.23	0.00
American Century VP Ultra Fund	9.58	11.24	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.83	9.16	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.06	10.93	0.00
Critical Math VIT Portfolio	10.00	9.52	0.00
DireXion Dynamic HY Bond Fund	10.13	9.62	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.75	0.00
DireXion Evolution Managed Bond Fund	10.07	9.88	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.89	0.00
Dreyfus VIF Appreciation Portfolio	11.07	11.48	0.00
Dreyfus VIF International Value Portfolio	10.50	10.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.88	0.00
PIMCO VIT All Asset Portfolio	10.75	11.29	0.00
PIMCO VIT High Yield Portfolio	10.43	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.57	0.00
PIMCO VIT Real Return Portfolio	10.06	10.80	0.00
PIMCO VIT Total Return Portfolio	10.26	10.82	0.00
ProFund Access VP High Yield	10.04	10.25	4,397.99
ProFund VP Asia 30	11.36	16.29	1,792.92
ProFund VP Banks	10.61	7.49	0.00
ProFund VP Basic Materials	9.83	12.47	1,596.41
ProFund VP Bear	9.36	9.14	995.77
ProFund VP Biotechnology	10.13	9.72	0.00
ProFund VP Bull	10.69	10.74	0.00
ProFund VP Consumer Goods	10.87	11.36	0.00
ProFund VP Consumer Services	10.71	9.54	0.00
ProFund VP Dow 30	11.20	12.28	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.32	11.48	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.90	8.56	969.36
ProFund VP Health Care	10.62	10.99	1,886.74
ProFund VP Industrials	9.96	10.80	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.61	0.00
ProFund VP Japan	10.25	8.96	0.00
ProFund VP Large-Cap Growth	10.55	10.95	0.00
ProFund VP Large-Cap Value	10.81	10.51	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.44	0.00
ProFund VP Mid-Cap Value	9.98	9.78	0.00
ProFund VP Money Market	10.06	10.14	0.00
ProFund VP NASDAQ-100	10.14	11.58	0.00
ProFund VP Oil & Gas	10.26	13.19	1,541.71
ProFund VP Pharmaceuticals	10.83	10.76	0.00
ProFund VP Precious Metals	8.58	10.20	0.00
ProFund VP Real Estate	11.86	9.26	0.00
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.36	0.00
ProFund VP Short Dow 30	9.22	8.71	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.55	0.00
ProFund VP Short NASDAQ-100	9.77	8.39	0.00
ProFund VP Short Small-Cap	9.71	9.85	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.78	0.00
ProFund VP Small-Cap Value	10.13	9.13	0.00
ProFund VP Technology	10.28	11.42	1,763.03
ProFund VP Telecommunications	11.75	12.36	0.00
ProFund VP U.S. Government Plus	10.87	11.62	0.00
ProFund VP UltraBull	11.21	10.98	0.00
ProFund VP UltraMid-Cap	9.39	9.66	0.00
ProFund VP UltraNASDAQ-100	10.04	12.52	1,582.17
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.34	0.00
ProFund VP Utilities	11.71	13.17	0.00
Rydex VT Dow 2x Strategy Fund	11.54	12.11	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.03	12.49	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.96	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.16	0.00
Van Eck Worldwide Hard Assets Fund	9.86	13.86	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.75	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	11.00	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.99	14.98	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.69	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.80	11.29	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 32 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.35	0.00
AIM V.I. Global Real Estate Series II	12.64	11.56	0.00
AIM V.I. International Growth Series II	10.93	12.13	0.00
AIM V.I. Mid Cap Core Equity Series II	10.31	10.93	0.00
Alger American Small Capitalization	15.26	17.36	0.00
American Century VP Income & Growth Fund	12.45	12.03	0.00
American Century VP International Fund	14.77	16.90	0.00
American Century VP Large Company Value Fund	11.91	11.40	0.00
American Century VP Mid Cap Value Fund	12.38	11.72	0.00
American Century VP Ultra Fund	9.26	10.86	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.92	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.61	0.00
DireXion Evolution All-Cap Equity Fund	9.74	9.74	11,110.66
DireXion Evolution Managed Bond Fund	10.06	9.87	516.46
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.88	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.47	0.00
Dreyfus VIF International Value Portfolio	10.50	10.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.41	9.25	0.00
PIMCO VIT All Asset Portfolio	10.75	11.28	0.00
PIMCO VIT High Yield Portfolio	10.42	10.46	0.00
PIMCO VIT Low Duration Portfolio	10.14	10.56	0.00
PIMCO VIT Real Return Portfolio	10.06	10.79	0.00
PIMCO VIT Total Return Portfolio	10.25	10.81	0.00
ProFund Access VP High Yield	10.04	10.25	0.00
ProFund VP Asia 30	11.35	16.28	0.00
ProFund VP Banks	10.60	7.48	0.00
ProFund VP Basic Materials	9.83	12.46	0.00
ProFund VP Bear	9.35	9.13	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.74	0.00
ProFund VP Consumer Goods	10.87	11.35	0.00
ProFund VP Consumer Services	10.71	9.53	0.00
ProFund VP Dow 30	11.20	12.27	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.47	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.55	0.00
ProFund VP Health Care	10.62	10.98	0.00
ProFund VP Industrials	9.95	10.79	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.92	10.60	0.00
ProFund VP Japan	10.25	8.95	0.00
ProFund VP Large-Cap Growth	10.54	10.94	0.00
ProFund VP Large-Cap Value	10.80	10.50	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.43	0.00
ProFund VP Mid-Cap Value	9.97	9.77	0.00
ProFund VP Money Market	10.06	10.13	0.00
ProFund VP NASDAQ-100	10.14	11.57	0.00
ProFund VP Oil & Gas	10.25	13.18	0.00
ProFund VP Pharmaceuticals	10.83	10.75	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.25	0.00
ProFund VP Rising Rates Opportunity	9.18	8.45	0.00
ProFund VP Semiconductor	9.00	9.35	0.00
ProFund VP Short Dow 30	9.21	8.70	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.54	0.00
ProFund VP Short NASDAQ-100	9.76	8.38	0.00
ProFund VP Short Small-Cap	9.70	9.84	0.00
ProFund VP Small-Cap	9.99	9.48	0.00
ProFund VP Small-Cap Growth	9.68	9.77	0.00
ProFund VP Small-Cap Value	10.13	9.12	0.00
ProFund VP Technology	10.28	11.41	0.00
ProFund VP Telecommunications	11.74	12.35	0.00
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.21	10.97	0.00
ProFund VP UltraMid-Cap	9.39	9.65	0.00
ProFund VP UltraNASDAQ-100	10.04	12.51	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.89	8.33	0.00
ProFund VP Utilities	11.71	13.15	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.10	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.48	7.49	13,234.60
Rydex VT NASDAQ-100 2x Strategy Fund	10.03	12.47	0.00
Rydex VT S&P 500 2x Strategy Fund	11.22	10.95	0.00
Rydex VT U.S. Government Money Market Fund	9.26	9.33	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.85	0.00
Van Kampen LIT Growth and Income Portfolio	10.80	10.74	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.99	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.97	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.82	11.68	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.28	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.86	0.00

Table 33 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.34	0.00
AIM V.I. Global Real Estate Series II	12.64	11.55	0.00
AIM V.I. International Growth Series II	10.92	12.12	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.92	0.00
Alger American Small Capitalization	12.37	14.07	0.00
American Century VP Income & Growth Fund	11.44	11.04	0.00
American Century VP International Fund	12.93	14.79	0.00
American Century VP Large Company Value Fund	11.84	11.33	0.00
American Century VP Mid Cap Value Fund	11.84	11.21	0.00
American Century VP Ultra Fund	9.57	11.21	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.15	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.91	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.13	9.60	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.87	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.43	10.87	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.46	0.00
Dreyfus VIF International Value Portfolio	10.50	10.58	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.94	8.86	0.00
PIMCO VIT All Asset Portfolio	10.75	11.27	0.00
PIMCO VIT High Yield Portfolio	10.42	10.45	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.55	0.00
PIMCO VIT Real Return Portfolio	10.05	10.78	0.00
PIMCO VIT Total Return Portfolio	10.25	10.80	0.00
ProFund Access VP High Yield	10.04	10.24	0.00
ProFund VP Asia 30	11.35	16.26	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.45	0.00
ProFund VP Bear	9.35	9.12	0.00
ProFund VP Biotechnology	10.13	9.71	0.00
ProFund VP Bull	10.68	10.73	0.00
ProFund VP Consumer Goods	10.86	11.34	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.26	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.46	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	0.00
ProFund VP Health Care	10.61	10.97	0.00
ProFund VP Industrials	9.95	10.78	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.59	0.00
ProFund VP Japan	10.24	8.94	0.00
ProFund VP Large-Cap Growth	10.54	10.93	0.00
ProFund VP Large-Cap Value	10.80	10.49	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.62	10.42	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.06	10.12	0.00
ProFund VP NASDAQ-100	10.13	11.56	0.00
ProFund VP Oil & Gas	10.25	13.17	0.00
ProFund VP Pharmaceuticals	10.83	10.74	0.00
ProFund VP Precious Metals	8.58	10.19	0.00
ProFund VP Real Estate	11.86	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.44	0.00
ProFund VP Semiconductor	9.00	9.34	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.12	9.53	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.47	0.00
ProFund VP Small-Cap Growth	9.68	9.76	0.00
ProFund VP Small-Cap Value	10.13	9.11	0.00
ProFund VP Technology	10.27	11.40	0.00
ProFund VP Telecommunications	11.74	12.34	0.00
ProFund VP U.S. Government Plus	10.87	11.61	0.00
ProFund VP UltraBull	11.20	10.96	0.00
ProFund VP UltraMid-Cap	9.38	9.64	0.00
ProFund VP UltraNASDAQ-100	10.03	12.50	0.00
ProFund VP UltraShort Dow 30	10.00	9.99	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.14	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.09	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.48	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.03	12.46	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.94	0.00
Rydex VT U.S. Government Money Market Fund	10.06	10.13	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.84	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.73	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.65	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.96	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.67	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.79	11.27	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.28	9.85	0.00

Table 34 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider andGMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.52	10.33	0.00
AIM V.I. Global Real Estate Series II	12.63	11.54	0.00
AIM V.I. International Growth Series II	10.92	12.11	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.91	0.00
Alger American Small Capitalization	15.19	17.26	0.00
American Century VP Income & Growth Fund	12.39	11.95	0.00
American Century VP International Fund	14.70	16.80	0.00
American Century VP Large Company Value Fund	11.89	11.37	0.00
American Century VP Mid Cap Value Fund	12.35	11.68	0.00
American Century VP Ultra Fund	9.24	10.83	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.82	9.14	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.05	10.90	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.73	0.00
DireXion Evolution Managed Bond Fund	10.06	9.86	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.86	0.00
Dreyfus VIF Appreciation Portfolio	11.06	11.45	0.00
Dreyfus VIF International Value Portfolio	10.49	10.57	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.39	9.22	0.00
PIMCO VIT All Asset Portfolio	10.74	11.26	0.00
PIMCO VIT High Yield Portfolio	10.42	10.44	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.54	0.00
PIMCO VIT Real Return Portfolio	10.05	10.77	0.00
PIMCO VIT Total Return Portfolio	10.25	10.79	0.00
ProFund Access VP High Yield	10.03	10.23	412.77
ProFund VP Asia 30	11.35	16.25	0.00
ProFund VP Banks	10.60	7.47	0.00
ProFund VP Basic Materials	9.82	12.44	350.26
ProFund VP Bear	9.35	9.11	0.00
ProFund VP Biotechnology	10.12	9.70	0.00
ProFund VP Bull	10.68	10.72	0.00
ProFund VP Consumer Goods	10.86	11.33	0.00
ProFund VP Consumer Services	10.70	9.52	0.00
ProFund VP Dow 30	11.19	12.25	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.31	11.45	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.89	8.54	476.31
ProFund VP Health Care	10.61	10.96	372.99
ProFund VP Industrials	9.95	10.77	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.58	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.54	10.92	0.00
ProFund VP Large-Cap Value	10.80	10.48	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.41	0.00
ProFund VP Mid-Cap Value	9.97	9.76	0.00
ProFund VP Money Market	10.05	10.11	0.00
ProFund VP NASDAQ-100	10.13	11.55	0.00
ProFund VP Oil & Gas	10.25	13.16	0.00
ProFund VP Pharmaceuticals	10.82	10.73	0.00
ProFund VP Precious Metals	8.57	10.18	0.00
ProFund VP Real Estate	11.85	9.24	0.00
ProFund VP Rising Rates Opportunity	9.18	8.43	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.69	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.76	8.37	0.00
ProFund VP Short Small-Cap	9.70	9.83	0.00
ProFund VP Small-Cap	9.98	9.46	0.00
ProFund VP Small-Cap Growth	9.67	9.76	0.00
ProFund VP Small-Cap Value	10.12	9.10	0.00
ProFund VP Technology	10.27	11.39	368.40
ProFund VP Telecommunications	11.74	12.33	0.00
ProFund VP U.S. Government Plus	10.86	11.60	0.00
ProFund VP UltraBull	11.20	10.95	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP UltraNASDAQ-100	10.03	12.49	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.32	0.00
ProFund VP Utilities	11.70	13.13	0.00
Rydex VT Dow 2x Strategy Fund	11.53	12.08	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.02	12.45	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.93	0.00
Rydex VT U.S. Government Money Market Fund	9.21	9.28	0.00
Van Eck Worldwide Hard Assets Fund	9.85	13.82	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.72	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.98	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.98	14.94	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.66	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.26	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.84	0.00

Table 35 – 3.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider andGMDB Rider with Annual Step-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.51	10.32	0.00
AIM V.I. Global Real Estate Series II	12.63	11.53	0.00
AIM V.I. International Growth Series II	10.91	12.10	0.00
AIM V.I. Mid Cap Core Equity Series II	10.30	10.90	0.00
Alger American Small Capitalization	12.36	14.04	0.00
American Century VP Income & Growth Fund	11.42	11.02	0.00
American Century VP International Fund	12.91	14.75	0.00
American Century VP Large Company Value Fund	11.82	11.30	0.00
American Century VP Mid Cap Value Fund	11.83	11.18	0.00
American Century VP Ultra Fund	9.55	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.13	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.89	0.00
Critical Math VIT Portfolio	10.00	9.51	0.00
DireXion Dynamic HY Bond Fund	10.12	9.59	0.00
DireXion Evolution All-Cap Equity Fund	9.73	9.72	0.00
DireXion Evolution Managed Bond Fund	10.05	9.85	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.85	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.44	0.00
Dreyfus VIF International Value Portfolio	10.49	10.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.93	8.84	0.00
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.43	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.53	0.00
PIMCO VIT Real Return Portfolio	10.05	10.76	0.00
PIMCO VIT Total Return Portfolio	10.24	10.78	0.00
ProFund Access VP High Yield	10.03	10.22	0.00
ProFund VP Asia 30	11.34	16.24	0.00
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.82	12.43	0.00
ProFund VP Bear	9.34	9.11	0.00
ProFund VP Biotechnology	10.12	9.69	0.00
ProFund VP Bull	10.67	10.71	0.00
ProFund VP Consumer Goods	10.86	11.32	0.00
ProFund VP Consumer Services	10.70	9.51	0.00
ProFund VP Dow 30	11.18	12.24	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.44	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.53	0.00
ProFund VP Health Care	10.61	10.95	0.00
ProFund VP Industrials	9.94	10.76	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.91	10.57	0.00
ProFund VP Japan	10.24	8.93	0.00
ProFund VP Large-Cap Growth	10.53	10.91	0.00
ProFund VP Large-Cap Value	10.79	10.47	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.40	0.00
ProFund VP Mid-Cap Value	9.96	9.75	0.00
ProFund VP Money Market	10.05	10.10	0.00
ProFund VP NASDAQ-100	10.13	11.54	0.00
ProFund VP Oil & Gas	10.24	13.15	0.00
ProFund VP Pharmaceuticals	10.82	10.72	0.00
ProFund VP Precious Metals	8.57	10.17	0.00
ProFund VP Real Estate	11.85	9.23	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.33	0.00
ProFund VP Short Dow 30	9.21	8.68	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.52	0.00
ProFund VP Short NASDAQ-100	9.75	8.36	0.00
ProFund VP Short Small-Cap	9.69	9.82	0.00
ProFund VP Small-Cap	9.98	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.75	0.00
ProFund VP Small-Cap Value	10.12	9.10	0.00
ProFund VP Technology	10.27	11.38	0.00
ProFund VP Telecommunications	11.73	12.32	0.00
ProFund VP U.S. Government Plus	10.86	11.59	0.00
ProFund VP UltraBull	11.19	10.94	0.00
ProFund VP UltraMid-Cap	9.38	9.63	0.00
ProFund VP UltraNASDAQ-100	10.03	12.48	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.88	8.31	0.00
ProFund VP Utilities	11.70	13.12	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.07	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.47	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.02	12.44	0.00
Rydex VT S&P 500 2x Strategy Fund	11.21	10.92	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.11	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.81	0.00
Van Kampen LIT Growth and Income Portfolio	10.79	10.71	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.97	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.93	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.81	11.65	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.25	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.27	9.83	0.00

Table 36 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

AIM V.I. Basic Value Series II	10.51	10.31	0.00
AIM V.I. Global Real Estate Series II	12.63	11.52	0.00
AIM V.I. International Growth Series II	10.91	12.09	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.89	0.00
Alger American Small Capitalization	13.32	15.12	0.00
American Century VP Income & Growth Fund	11.39	10.98	0.00
American Century VP International Fund	13.08	14.93	0.00
American Century VP Large Company Value Fund	11.80	11.27	0.00
American Century VP Mid Cap Value Fund	12.36	11.68	0.00
American Century VP Ultra Fund	9.49	11.10	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.88	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.12	9.58	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.71	46,296.10
DireXion Evolution Managed Bond Fund	10.05	9.84	20,406.38
Dreyfus Socially Responsible Growth Fund, Inc.	10.42	10.84	0.00
Dreyfus VIF Appreciation Portfolio	11.05	11.43	0.00
Dreyfus VIF International Value Portfolio	10.48	10.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.31	9.15	0.00
PIMCO VIT All Asset Portfolio	10.74	11.25	0.00
PIMCO VIT High Yield Portfolio	10.41	10.42	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.52	0.00
PIMCO VIT Real Return Portfolio	10.04	10.75	0.00
PIMCO VIT Total Return Portfolio	10.24	10.77	0.00
ProFund Access VP High Yield	10.03	10.21	0.00
ProFund VP Asia 30	11.34	16.22	0.00
ProFund VP Banks	10.59	7.46	0.00
ProFund VP Basic Materials	9.81	12.42	0.00
ProFund VP Bear	9.34	9.10	0.00
ProFund VP Biotechnology	10.12	9.68	0.00
ProFund VP Bull	10.67	10.70	0.00
ProFund VP Consumer Goods	10.85	11.31	0.00
ProFund VP Consumer Services	10.69	9.50	0.00
ProFund VP Dow 30	11.18	12.23	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.43	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.52	0.00
ProFund VP Health Care	10.60	10.94	0.00
ProFund VP Industrials	9.94	10.75	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.57	0.00
ProFund VP Japan	10.23	8.92	0.00
ProFund VP Large-Cap Growth	10.53	10.90	0.00
ProFund VP Large-Cap Value	10.79	10.46	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.61	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.74	0.00
ProFund VP Money Market	10.05	10.09	0.00
ProFund VP NASDAQ-100	10.12	11.53	0.00
ProFund VP Oil & Gas	10.24	13.14	0.00
ProFund VP Pharmaceuticals	10.81	10.72	0.00
ProFund VP Precious Metals	8.57	10.16	0.00
ProFund VP Real Estate	11.84	9.22	0.00
ProFund VP Rising Rates Opportunity	9.17	8.42	0.00
ProFund VP Semiconductor	8.99	9.32	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.11	9.51	0.00
ProFund VP Short NASDAQ-100	9.75	8.35	0.00
ProFund VP Short Small-Cap	9.69	9.81	0.00
ProFund VP Small-Cap	9.97	9.45	0.00
ProFund VP Small-Cap Growth	9.67	9.74	0.00
ProFund VP Small-Cap Value	10.12	9.09	0.00
ProFund VP Technology	10.26	11.37	0.00
ProFund VP Telecommunications	11.73	12.31	0.00
ProFund VP U.S. Government Plus	10.85	11.58	0.00
ProFund VP UltraBull	11.19	10.93	0.00
ProFund VP UltraMid-Cap	9.37	9.62	0.00
ProFund VP UltraNASDAQ-100	10.02	12.47	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.30	0.00
ProFund VP Utilities	11.69	13.11	0.00
Rydex VT Dow 2x Strategy Fund	11.52	12.06	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.47	7.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.02	12.43	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.91	0.00
Rydex VT U.S. Government Money Market Fund	9.97	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.80	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.64	10.96	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.97	14.92	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.64	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.78	11.24	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	0.00

Table 37 – 3.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.31	0.00
AIM V.I. Global Real Estate Series II	12.62	11.51	0.00
AIM V.I. International Growth Series II	10.91	12.08	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	15.08	17.11	0.00
American Century VP Income & Growth Fund	12.30	11.85	0.00
American Century VP International Fund	14.59	16.65	0.00
American Century VP Large Company Value Fund	11.85	11.32	0.00
American Century VP Mid Cap Value Fund	12.32	11.63	0.00
American Century VP Ultra Fund	9.21	10.78	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.81	9.12	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.04	10.87	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.57	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.70	0.00
DireXion Evolution Managed Bond Fund	10.05	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.42	0.00
Dreyfus VIF International Value Portfolio	10.48	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.35	9.18	0.00
PIMCO VIT All Asset Portfolio	10.73	11.24	0.00
PIMCO VIT High Yield Portfolio	10.41	10.41	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.51	18794.02
PIMCO VIT Real Return Portfolio	10.04	10.74	0.00
PIMCO VIT Total Return Portfolio	10.24	10.76	0.00
ProFund Access VP High Yield	10.02	10.20	0.00
ProFund VP Asia 30	11.34	16.21	0.00
ProFund VP Banks	10.58	7.45	0.00
ProFund VP Basic Materials	9.81	12.41	0.00
ProFund VP Bear	9.34	9.09	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.67	10.69	0.00
ProFund VP Consumer Goods	10.85	11.30	0.00
ProFund VP Consumer Services	10.69	9.49	0.00
ProFund VP Dow 30	11.18	12.22	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.30	11.42	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.88	8.51	0.00
ProFund VP Health Care	10.60	10.93	0.00
ProFund VP Industrials	9.94	10.74	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.56	0.00
ProFund VP Japan	10.23	8.91	0.00
ProFund VP Large-Cap Growth	10.52	10.90	0.00
ProFund VP Large-Cap Value	10.79	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.39	0.00
ProFund VP Mid-Cap Value	9.96	9.73	0.00
ProFund VP Money Market	10.04	10.08	0.00
ProFund VP NASDAQ-100	10.12	11.52	0.00
ProFund VP Oil & Gas	10.24	13.13	0.00
ProFund VP Pharmaceuticals	10.81	10.71	0.00
ProFund VP Precious Metals	8.57	10.15	0.00
ProFund VP Real Estate	11.84	9.21	7628.47
ProFund VP Rising Rates Opportunity	9.17	8.41	0.00
ProFund VP Semiconductor	8.98	9.31	0.00
ProFund VP Short Dow 30	9.20	8.67	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.50	0.00
ProFund VP Short NASDAQ-100	9.75	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.80	0.00
ProFund VP Small-Cap	9.97	9.44	0.00
ProFund VP Small-Cap Growth	9.66	9.73	0.00
ProFund VP Small-Cap Value	10.11	9.08	0.00
ProFund VP Technology	10.26	11.36	0.00
ProFund VP Telecommunications	11.72	12.30	0.00
ProFund VP U.S. Government Plus	10.85	11.57	0.00
ProFund VP UltraBull	11.19	10.92	0.00
ProFund VP UltraMid-Cap	9.37	9.61	0.00
ProFund VP UltraNASDAQ-100	10.02	12.46	6513.26
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.69	13.10	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.05	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.46	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.01	12.42	0.00
Rydex VT S&P 500 2x Strategy Fund	11.20	10.90	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.20	0.00
Van Eck Worldwide Hard Assets Fund	9.84	13.79	0.00
Van Kampen LIT Growth and Income Portfolio	10.78	10.70	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.95	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.91	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.63	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.82	0.00

Table 38– 3.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.30	0.00
AIM V.I. Global Real Estate Series II	12.62	11.50	0.00
AIM V.I. International Growth Series II	10.90	12.07	0.00
AIM V.I. Mid Cap Core Equity Series II	10.29	10.88	0.00
Alger American Small Capitalization	10.19	11.56	0.00
American Century VP Income & Growth Fund	10.92	10.52	0.00
American Century VP International Fund	10.66	12.16	0.00
American Century VP Large Company Value Fund	11.03	10.53	0.00
American Century VP Mid Cap Value Fund	10.90	10.29	0.00
American Century VP Ultra Fund	9.57	11.19	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.11	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.86	0.00
Critical Math VIT Portfolio	10.00	9.50	0.00
DireXion Dynamic HY Bond Fund	10.11	9.56	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	0.00
DireXion Evolution Managed Bond Fund	10.04	9.83	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.83	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.41	0.00
Dreyfus VIF International Value Portfolio	10.48	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.78	7.90	0.00
PIMCO VIT All Asset Portfolio	10.73	11.23	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.12	10.50	0.00
PIMCO VIT Real Return Portfolio	10.04	10.73	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.20	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.81	12.40	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.67	0.00
ProFund VP Bull	10.66	10.68	0.00
ProFund VP Consumer Goods	10.85	11.29	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.21	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.41	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.51	0.00
ProFund VP Health Care	10.60	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.90	10.55	0.00
ProFund VP Japan	10.23	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.89	0.00
ProFund VP Large-Cap Value	10.78	10.45	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.38	0.00
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.08	0.00
ProFund VP NASDAQ-100	10.12	11.51	0.00
ProFund VP Oil & Gas	10.23	13.12	0.00
ProFund VP Pharmaceuticals	10.81	10.70	0.00
ProFund VP Precious Metals	8.56	10.14	0.00
ProFund VP Real Estate	11.84	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.30	0.00
ProFund VP Short Dow 30	9.20	8.66	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.34	0.00
ProFund VP Short Small-Cap	9.69	9.79	0.00
ProFund VP Small-Cap	9.97	9.43	0.00
ProFund VP Small-Cap Growth	9.66	9.72	0.00
ProFund VP Small-Cap Value	10.11	9.07	0.00
ProFund VP Technology	10.26	11.35	0.00
ProFund VP Telecommunications	11.72	12.29	0.00
ProFund VP U.S. Government Plus	10.85	11.56	0.00
ProFund VP UltraBull	11.18	10.91	0.00
ProFund VP UltraMid-Cap	9.37	9.60	0.00
ProFund VP UltraNASDAQ-100	10.02	12.45	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.87	8.29	0.00
ProFund VP Utilities	11.68	13.09	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.04	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.45	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.01	12.41	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.90	0.00
Rydex VT U.S. Government Money Market Fund	10.05	10.10	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.78	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.69	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.63	10.94	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.89	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.80	11.62	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.23	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.26	9.81	0.00

Table 39 – 3.35 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.50	10.29	0.00
AIM V.I. Global Real Estate Series II	12.61	11.49	0.00
AIM V.I. International Growth Series II	10.90	12.06	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.87	0.00
Alger American Small Capitalization	15.00	17.01	0.00
American Century VP Income & Growth Fund	12.24	11.78	0.00
American Century VP International Fund	14.52	16.55	0.00
American Century VP Large Company Value Fund	11.83	11.28	0.00
American Century VP Mid Cap Value Fund	12.29	11.60	0.00
American Century VP Ultra Fund	9.20	10.74	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.10	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.85	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.11	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.72	9.69	0.00
DireXion Evolution Managed Bond Fund	10.04	9.82	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.41	10.82	0.00
Dreyfus VIF Appreciation Portfolio	11.04	11.40	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.33	9.15	0.00
PIMCO VIT All Asset Portfolio	10.72	11.22	0.00
PIMCO VIT High Yield Portfolio	10.40	10.40	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.50	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.75	0.00
ProFund Access VP High Yield	10.02	10.19	0.00
ProFund VP Asia 30	11.33	16.18	0.00
ProFund VP Banks	10.58	7.44	0.00
ProFund VP Basic Materials	9.80	12.39	0.00
ProFund VP Bear	9.33	9.08	0.00
ProFund VP Biotechnology	10.11	9.66	0.00
ProFund VP Bull	10.66	10.67	0.00
ProFund VP Consumer Goods	10.84	11.28	0.00
ProFund VP Consumer Services	10.68	9.48	0.00
ProFund VP Dow 30	11.17	12.20	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.40	0.00
ProFund VP Falling U.S. Dollar	10.00	9.92	0.00
ProFund VP Financials	10.87	8.50	0.00
ProFund VP Health Care	10.59	10.92	0.00
ProFund VP Industrials	9.93	10.73	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.54	0.00
ProFund VP Japan	10.22	8.90	0.00
ProFund VP Large-Cap Growth	10.52	10.88	0.00
ProFund VP Large-Cap Value	10.78	10.44	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.60	10.37	0.00
ProFund VP Mid-Cap Value	9.95	9.72	0.00
ProFund VP Money Market	10.04	10.07	0.00
ProFund VP NASDAQ-100	10.11	11.50	0.00
ProFund VP Oil & Gas	10.23	13.10	0.00
ProFund VP Pharmaceuticals	10.80	10.69	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.20	0.00
ProFund VP Rising Rates Opportunity	9.16	8.40	0.00
ProFund VP Semiconductor	8.98	9.29	0.00
ProFund VP Short Dow 30	9.19	8.65	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.10	9.49	0.00
ProFund VP Short NASDAQ-100	9.74	8.33	0.00
ProFund VP Short Small-Cap	9.68	9.79	0.00
ProFund VP Small-Cap	9.97	9.42	0.00
ProFund VP Small-Cap Growth	9.66	9.71	0.00
ProFund VP Small-Cap Value	10.11	9.06	0.00
ProFund VP Technology	10.25	11.34	0.00
ProFund VP Telecommunications	11.72	12.28	0.00
ProFund VP U.S. Government Plus	10.84	11.55	0.00
ProFund VP UltraBull	11.18	10.90	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP UltraNASDAQ-100	10.01	12.44	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.28	0.00
ProFund VP Utilities	11.68	13.08	0.00
Rydex VT Dow 2x Strategy Fund	11.51	12.03	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.01	12.40	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.89	0.00
Rydex VT U.S. Government Money Market Fund	9.11	9.15	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.77	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.68	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.93	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.96	14.88	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.61	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.77	11.22	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.80	0.00

Table 40 – 3.40 % Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB; Five for Life Plus Rider and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.49	10.28	0.00
AIM V.I. Global Real Estate Series II	12.61	11.48	0.00
AIM V.I. International Growth Series II	10.90	12.05	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.86	0.00
Alger American Small Capitalization	12.31	13.95	0.00
American Century VP Income & Growth Fund	11.38	10.95	0.00
American Century VP International Fund	12.87	14.66	0.00
American Century VP Large Company Value Fund	11.78	11.23	0.00
American Century VP Mid Cap Value Fund	11.79	11.12	0.00
American Century VP Ultra Fund	9.52	11.12	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.80	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.03	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.55	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.68	0.00
DireXion Evolution Managed Bond Fund	10.04	9.81	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.81	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.39	0.00
Dreyfus VIF International Value Portfolio	10.47	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.89	8.79	0.00
PIMCO VIT All Asset Portfolio	10.72	11.21	0.00
PIMCO VIT High Yield Portfolio	10.40	10.39	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.49	0.00
PIMCO VIT Real Return Portfolio	10.03	10.72	0.00
PIMCO VIT Total Return Portfolio	10.23	10.74	0.00
ProFund Access VP High Yield	10.01	10.18	0.00
ProFund VP Asia 30	11.32	16.17	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.38	0.00
ProFund VP Bear	9.33	9.07	0.00
ProFund VP Biotechnology	10.10	9.65	0.00
ProFund VP Bull	10.66	10.66	0.00
ProFund VP Consumer Goods	10.84	11.27	0.00
ProFund VP Consumer Services	10.68	9.47	0.00
ProFund VP Dow 30	11.17	12.19	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.29	11.39	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.87	8.49	0.00
ProFund VP Health Care	10.59	10.91	0.00
ProFund VP Industrials	9.93	10.72	0.00
ProFund VP International	10.00	9.75	0.00
ProFund VP Internet	9.89	10.53	0.00
ProFund VP Japan	10.22	8.89	0.00
ProFund VP Large-Cap Growth	10.51	10.87	0.00
ProFund VP Large-Cap Value	10.78	10.43	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.36	0.00
ProFund VP Mid-Cap Value	9.95	9.71	0.00
ProFund VP Money Market	10.03	10.06	0.00
ProFund VP NASDAQ-100	10.11	11.49	0.00
ProFund VP Oil & Gas	10.23	13.09	0.00
ProFund VP Pharmaceuticals	10.80	10.68	0.00
ProFund VP Precious Metals	8.56	10.13	0.00
ProFund VP Real Estate	11.83	9.19	0.00
ProFund VP Rising Rates Opportunity	9.16	8.39	0.00
ProFund VP Semiconductor	8.97	9.29	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.87	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.48	0.00
ProFund VP Short NASDAQ-100	9.74	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.78	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.71	0.00
ProFund VP Small-Cap Value	10.10	9.06	0.00
ProFund VP Technology	10.25	11.33	0.00
ProFund VP Telecommunications	11.71	12.27	0.00
ProFund VP U.S. Government Plus	10.84	11.54	0.00
ProFund VP UltraBull	11.18	10.89	0.00
ProFund VP UltraMid-Cap	9.36	9.59	0.00
ProFund VP UltraNASDAQ-100	10.01	12.43	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.68	13.07	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.02	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.46	7.44	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.00	12.39	0.00
Rydex VT S&P 500 2x Strategy Fund	11.19	10.88	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.05	0.00
Van Eck Worldwide Hard Assets Fund	9.83	13.75	0.00
Van Kampen LIT Growth and Income Portfolio	10.77	10.67	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.92	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.87	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.60	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.21	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.25	9.79	0.00

Table 41 – 3.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.49	10.27	0.00
AIM V.I. Global Real Estate Series II	12.61	11.47	0.00
AIM V.I. International Growth Series II	10.89	12.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.28	10.85	0.00
Alger American Small Capitalization	10.18	11.53	0.00
American Century VP Income & Growth Fund	10.91	10.50	0.00
American Century VP International Fund	10.65	12.13	0.00
American Century VP Large Company Value Fund	11.02	10.50	0.00
American Century VP Mid Cap Value Fund	10.89	10.27	0.00
American Century VP Ultra Fund	9.56	11.16	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.09	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.84	0.00
Critical Math VIT Portfolio	10.00	9.49	0.00
DireXion Dynamic HY Bond Fund	10.10	9.54	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.67	0.00
DireXion Evolution Managed Bond Fund	10.03	9.80	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.80	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.38	0.00
Dreyfus VIF International Value Portfolio	10.47	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	9.77	7.88	0.00
PIMCO VIT All Asset Portfolio	10.72	11.20	0.00
PIMCO VIT High Yield Portfolio	10.39	10.38	0.00
PIMCO VIT Low Duration Portfolio	10.11	10.48	0.00
PIMCO VIT Real Return Portfolio	10.03	10.71	0.00
PIMCO VIT Total Return Portfolio	10.22	10.73	0.00
ProFund Access VP High Yield	10.01	10.17	0.00
ProFund VP Asia 30	11.32	16.15	0.00
ProFund VP Banks	10.57	7.43	0.00
ProFund VP Basic Materials	9.80	12.37	0.00
ProFund VP Bear	9.32	9.06	0.00
ProFund VP Biotechnology	10.10	9.64	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.84	11.26	0.00
ProFund VP Consumer Services	10.67	9.46	0.00
ProFund VP Dow 30	11.16	12.18	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.38	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.49	0.00
ProFund VP Health Care	10.59	10.90	0.00
ProFund VP Industrials	9.92	10.71	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.89	10.52	0.00
ProFund VP Japan	10.22	8.88	0.00
ProFund VP Large-Cap Growth	10.51	10.86	0.00
ProFund VP Large-Cap Value	10.77	10.42	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.35	0.00
ProFund VP Mid-Cap Value	9.94	9.70	0.00
ProFund VP Money Market	10.03	10.05	0.00
ProFund VP NASDAQ-100	10.11	11.48	0.00
ProFund VP Oil & Gas	10.22	13.08	0.00
ProFund VP Pharmaceuticals	10.80	10.67	0.00
ProFund VP Precious Metals	8.55	10.12	0.00
ProFund VP Real Estate	11.82	9.18	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.28	0.00
ProFund VP Short Dow 30	9.19	8.64	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.47	0.00
ProFund VP Short NASDAQ-100	9.73	8.32	0.00
ProFund VP Short Small-Cap	9.68	9.77	0.00
ProFund VP Small-Cap	9.96	9.41	0.00
ProFund VP Small-Cap Growth	9.65	9.70	0.00
ProFund VP Small-Cap Value	10.10	9.05	0.00
ProFund VP Technology	10.25	11.32	0.00
ProFund VP Telecommunications	11.71	12.26	0.00
ProFund VP U.S. Government Plus	10.84	11.53	0.00
ProFund VP UltraBull	11.17	10.88	0.00
ProFund VP UltraMid-Cap	9.36	9.58	0.00
ProFund VP UltraNASDAQ-100	10.01	12.42	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.27	0.00
ProFund VP Utilities	11.67	13.06	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.01	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.43	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.00	12.38	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.87	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.07	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.74	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.66	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.62	10.91	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.86	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.79	11.59	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.20	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.78	0.00

Table 42 – 3.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (12/31/2006)	Accumulation Unit Value at End of Period (12/31/2007)	Number of Accumulation Units at End of Period
2007

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.49	10.26	0.00
AIM V.I. Global Real Estate Series II	12.60	11.46	0.00
AIM V.I. International Growth Series II	10.89	12.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.27	10.84	0.00
Alger American Small Capitalization	12.30	13.92	0.00
American Century VP Income & Growth Fund	11.37	10.93	0.00
American Century VP International Fund	12.85	14.63	0.00
American Century VP Large Company Value Fund	11.77	11.21	0.00
American Century VP Mid Cap Value Fund	11.77	11.09	0.00
American Century VP Ultra Fund	9.51	11.09	0.00
Credit Suisse Trust - Global Small Cap Portfolio	9.79	9.08	0.00
Credit Suisse Trust - Large Cap Value Portfolio	11.02	10.83	0.00
Critical Math VIT Portfolio	10.00	9.48	0.00
DireXion Dynamic HY Bond Fund	10.10	9.53	0.00
DireXion Evolution All-Cap Equity Fund	9.71	9.66	0.00
DireXion Evolution Managed Bond Fund	10.03	9.79	0.00
Dreyfus Socially Responsible Growth Fund, Inc.	10.40	10.79	0.00
Dreyfus VIF Appreciation Portfolio	11.03	11.37	0.00
Dreyfus VIF International Value Portfolio	10.46	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.87	8.77	0.00
PIMCO VIT All Asset Portfolio	10.71	11.19	0.00
PIMCO VIT High Yield Portfolio	10.39	10.37	0.00
PIMCO VIT Low Duration Portfolio	10.10	10.47	0.00
PIMCO VIT Real Return Portfolio	10.02	10.70	0.00
PIMCO VIT Total Return Portfolio	10.22	10.72	0.00
ProFund Access VP High Yield	10.01	10.16	0.00
ProFund VP Asia 30	11.32	16.14	0.00
ProFund VP Banks	10.57	7.42	0.00
ProFund VP Basic Materials	9.79	12.36	0.00
ProFund VP Bear	9.32	9.05	0.00
ProFund VP Biotechnology	10.09	9.63	0.00
ProFund VP Bull	10.65	10.65	0.00
ProFund VP Consumer Goods	10.83	11.25	0.00
ProFund VP Consumer Services	10.67	9.45	0.00
ProFund VP Dow 30	11.16	12.17	0.00
ProFund VP Emerging Markets	10.00	10.07	0.00
ProFund VP Europe 30	10.28	11.37	0.00
ProFund VP Falling U.S. Dollar	10.00	9.91	0.00
ProFund VP Financials	10.86	8.48	0.00
ProFund VP Health Care	10.58	10.89	0.00
ProFund VP Industrials	9.92	10.70	0.00
ProFund VP International	10.00	9.74	0.00
ProFund VP Internet	9.88	10.51	0.00
ProFund VP Japan	10.21	8.87	0.00
ProFund VP Large-Cap Growth	10.51	10.85	0.00
ProFund VP Large-Cap Value	10.77	10.41	0.00
ProFund VP Mid-Cap	10.00	9.98	0.00
ProFund VP Mid-Cap Growth	9.59	10.34	0.00
ProFund VP Mid-Cap Value	9.94	9.69	0.00
ProFund VP Money Market	10.03	10.04	0.00
ProFund VP NASDAQ-100	10.10	11.47	0.00
ProFund VP Oil & Gas	10.22	13.07	0.00
ProFund VP Pharmaceuticals	10.79	10.66	0.00
ProFund VP Precious Metals	8.55	10.11	0.00
ProFund VP Real Estate	11.82	9.17	0.00
ProFund VP Rising Rates Opportunity	9.15	8.38	0.00
ProFund VP Semiconductor	8.97	9.27	0.00
ProFund VP Short Dow 30	9.18	8.63	0.00
ProFund VP Short Emerging Markets	10.00	9.86	0.00
ProFund VP Short International	10.00	10.20	0.00
ProFund VP Short Mid-Cap	10.09	9.46	0.00
ProFund VP Short NASDAQ-100	9.73	8.31	0.00
ProFund VP Short Small-Cap	9.67	9.76	0.00
ProFund VP Small-Cap	9.96	9.40	0.00
ProFund VP Small-Cap Growth	9.65	9.69	0.00
ProFund VP Small-Cap Value	10.10	9.04	0.00
ProFund VP Technology	10.24	11.31	0.00
ProFund VP Telecommunications	11.70	12.25	0.00
ProFund VP U.S. Government Plus	10.83	11.52	0.00
ProFund VP UltraBull	11.17	10.87	0.00
ProFund VP UltraMid-Cap	9.35	9.57	0.00
ProFund VP UltraNASDAQ-100	10.00	12.41	0.00
ProFund VP UltraShort Dow 30	10.00	9.98	0.00
ProFund VP UltraShort NASDAQ-100	10.00	9.80	0.00
ProFund VP UltraSmall-Cap	9.86	8.26	0.00
ProFund VP Utilities	11.67	13.05	0.00
Rydex VT Dow 2x Strategy Fund	11.50	12.00	0.00
Rydex VT Inverse Dow 2x Strategy Fund	8.45	7.42	0.00
Rydex VT NASDAQ-100 2x Strategy Fund	10.00	12.37	0.00
Rydex VT S&P 500 2x Strategy Fund	11.18	10.86	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Hard Assets Fund	9.82	13.73	0.00
Van Kampen LIT Growth and Income Portfolio	10.76	10.65	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.61	10.90	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.95	14.84	0.00
Van Kampen UIF Mid Cap Growth Portfolio	9.78	11.58	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.76	11.19	0.00
Van Kampen UIF U.S. Real Estate Portfolio	12.24	9.77	0.00

Table 1 – 1.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract - No Riders
AIM V.I. Basic Value Series II	10.00	10.63	0.00
AIM V.I. Global Real Estate Series II	10.00	12.78	0.00
AIM V.I. International Growth Series II	10.00	11.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.42	0.00
Alger American Small Capitalization	12.54	14.85	0.00
American Century VP Income & Growth Fund	11.22	12.92	0.00
American Century VP International Fund	12.29	15.12	0.00
American Century VP Large Company Value Fund	10.41	12.30	0.00
American Century VP Mid Cap Value Fund	10.78	12.78	0.00
American Century VP Ultra Fund	10.04	9.56	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.93	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.17	0.00
DireXion Dynamic HY Bond Fund	10.00	10.24	0.00
DireXion Evolution Managed Bond Fund	10.00	10.17	0.00
DireXion Evolution All-Cap Equity	10.00	9.84	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.18	0.00
Dreyfus VIF International Value Portfolio	10.00	10.61	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.64	11.78	0.00
PIMCO VIT All Asset Portfolio	10.00	10.86	0.00
PIMCO VIT High Yield Portfolio	10.00	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.25	0.00
PIMCO VIT Real Return Portfolio	10.00	10.17	0.00
PIMCO VIT Total Return Portfolio	10.00	10.36	0.00
ProFund Access VP High Yield	10.00	10.15	0.00
ProFund VP Asia 30	10.00	11.48	0.00
ProFund VP Banks	10.00	10.72	0.00
ProFund VP Basic Materials	10.00	9.93	0.00
ProFund VP Bear	10.00	9.45	0.00
ProFund VP Biotechnology	10.00	10.24	0.00
ProFund VP Bull	10.00	10.80	0.00
ProFund VP Consumer Goods	10.00	10.98	0.00
ProFund VP Consumer Services	10.00	10.82	0.00
ProFund VP Dow 30	10.00	11.31	0.00
ProFund VP Europe 30	10.00	10.42	0.00
ProFund VP Financials	10.00	11.01	0.00
ProFund VP Health Care	10.00	10.73	0.00
ProFund VP Industrials	10.00	10.06	0.00
ProFund VP Internet	10.00	10.02	0.00
ProFund VP Japan	10.00	10.36	0.00
ProFund VP Large-Cap Growth	10.00	10.65	0.00
ProFund VP Large-Cap Value	10.00	10.92	0.00
ProFund VP Mid-Cap Growth	10.00	9.72	0.00
ProFund VP Mid-Cap Value	10.00	10.08	0.00
ProFund VP Money Market	10.00	10.17	4357.46
ProFund VP Oil & Gas	10.00	10.36	0.00
ProFund VP OTC	10.00	10.24	0.00
ProFund VP Pharmaceuticals	10.00	10.94	0.00
ProFund VP Precious Metals	10.00	8.67	0.00
ProFund VP Real Estate	10.00	11.99	0.00
ProFund VP Rising Rates Opportunity	10.00	9.28	0.00
ProFund VP Semiconductor	10.00	9.09	0.00
ProFund VP Short Dow 30	10.00	9.31	0.00
ProFund VP Short Mid-Cap	10.00	10.23	0.00
ProFund VP Short OTC	10.00	9.87	0.00
ProFund VP Short Small-Cap	10.00	9.81	0.00
ProFund VP Small-Cap	10.00	10.09	0.00
ProFund VP Small-Cap Growth	10.00	9.78	0.00
ProFund VP Small-Cap Value	10.00	10.24	0.00
ProFund VP Technology	10.00	10.39	0.00
ProFund VP Telecommunications	10.00	11.87	0.00
ProFund VP U.S. Government Plus	10.00	10.99	0.00
ProFund VP UltraBull	10.00	11.33	0.00
ProFund VP UltraMid-Cap	10.00	9.49	0.00
ProFund VP UltraOTC	10.00	10.14	0.00
ProFund VP UltraSmall-Cap	10.00	9.99	0.00
ProFund VP Utilities	10.00	11.83	0.00
Rydex VT Dynamic Dow Fund	10.00	11.66	0.00
Rydex VT Dynamic OTC Fund	10.00	10.14	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.34	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.57	0.00
Rydex VT U.S. Government Money Market Fund	9.96	10.19	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.96	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.10	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.91	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.41	0.00

Table 2 – 1.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.63	0.00
AIM V.I. Global Real Estate Series II	10.00	12.77	0.00
AIM V.I. International Growth Series II	10.00	11.04	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.41	0.00
Alger American Small Capitalization	13.92	16.47	0.00
American Century VP Income & Growth Fund	11.67	13.43	0.00
American Century VP International Fund	12.96	15.94	0.00
American Century VP Large Company Value Fund	10.41	12.29	0.00
American Century VP Mid Cap Value Fund	10.77	12.77	0.00
American Century VP Ultra Fund	10.03	9.55	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.92	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.17	0.00
DireXion Dynamic HY Bond Fund	10.00	10.24	0.00
DireXion Evolution Managed Bond Fund	10.00	10.17	0.00
DireXion Evolution All-Cap Equity	10.00	9.84	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.18	0.00
Dreyfus VIF International Value Portfolio	10.00	10.61	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.63	11.77	0.00
PIMCO VIT All Asset Portfolio	10.00	10.86	0.00
PIMCO VIT High Yield Portfolio	10.00	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.24	0.00
PIMCO VIT Real Return Portfolio	10.00	10.16	0.00
PIMCO VIT Total Return Portfolio	10.00	10.36	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	10.00	11.47	0.00
ProFund VP Banks	10.00	10.71	0.00
ProFund VP Basic Materials	10.00	9.93	0.00
ProFund VP Bear	10.00	9.45	0.00
ProFund VP Biotechnology	10.00	10.23	0.00
ProFund VP Bull	10.00	10.79	0.00
ProFund VP Consumer Goods	10.00	10.98	0.00
ProFund VP Consumer Services	10.00	10.82	0.00
ProFund VP Dow 30	10.00	11.31	0.00
ProFund VP Europe 30	10.00	10.42	0.00
ProFund VP Financials	10.00	11.01	0.00
ProFund VP Health Care	10.00	10.73	0.00
ProFund VP Industrials	10.00	10.05	0.00
ProFund VP Internet	10.00	10.02	0.00
ProFund VP Japan	10.00	10.35	0.00
ProFund VP Large-Cap Growth	10.00	10.65	0.00
ProFund VP Large-Cap Value	10.00	10.92	0.00
ProFund VP Mid-Cap Growth	10.00	9.72	0.00
ProFund VP Mid-Cap Value	10.00	10.08	0.00
ProFund VP Money Market	10.00	10.16	0.00
ProFund VP Oil & Gas	10.00	10.36	0.00
ProFund VP OTC	10.00	10.24	0.00
ProFund VP Pharmaceuticals	10.00	10.94	0.00
ProFund VP Precious Metals	10.00	8.67	0.00
ProFund VP Real Estate	10.00	11.98	0.00
ProFund VP Rising Rates Opportunity	10.00	9.28	0.00
ProFund VP Semiconductor	10.00	9.09	0.00
ProFund VP Short Dow 30	10.00	9.31	0.00
ProFund VP Short Mid-Cap	10.00	10.23	0.00
ProFund VP Short OTC	10.00	9.86	0.00
ProFund VP Short Small-Cap	10.00	9.80	0.00
ProFund VP Small-Cap	10.00	10.09	0.00
ProFund VP Small-Cap Growth	10.00	9.78	0.00
ProFund VP Small-Cap Value	10.00	10.23	0.00
ProFund VP Technology	10.00	10.38	0.00
ProFund VP Telecommunications	10.00	11.87	0.00
ProFund VP U.S. Government Plus	10.00	10.98	0.00
ProFund VP UltraBull	10.00	11.32	0.00
ProFund VP UltraMid-Cap	10.00	9.48	0.00
ProFund VP UltraOTC	10.00	10.14	0.00
ProFund VP UltraSmall-Cap	10.00	9.99	0.00
ProFund VP Utilities	10.00	11.83	0.00
Rydex VT Dynamic Dow Fund	10.00	11.65	0.00
Rydex VT Dynamic OTC Fund	10.00	10.13	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.33	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.57	0.00
Rydex VT U.S. Government Money Market Fund	9.73	9.95	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.96	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.91	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.10	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.90	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.41	0.00

Table 3 – 1.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.63	0.00
AIM V.I. Global Real Estate Series II	10.00	12.77	0.00
AIM V.I. International Growth Series II	10.00	11.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.41	0.00
Alger American Small Capitalization	10.69	12.64	0.00
American Century VP Income & Growth Fund	10.15	11.68	0.00
American Century VP International Fund	10.74	13.20	0.00
American Century VP Large Company Value Fund	10.24	12.09	0.00
American Century VP Mid Cap Value Fund	10.21	12.10	0.00
American Century VP Ultra Fund	10.26	9.77	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.92	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.16	0.00
DireXion Dynamic HY Bond Fund	10.00	10.23	0.00
DireXion Evolution Managed Bond Fund	10.00	10.16	0.00
DireXion Evolution All-Cap Equity	10.00	9.84	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.17	0.00
Dreyfus VIF International Value Portfolio	10.00	10.60	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.10	11.17	0.00
PIMCO VIT All Asset Portfolio	10.00	10.86	0.00
PIMCO VIT High Yield Portfolio	10.00	10.53	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.24	0.00
PIMCO VIT Real Return Portfolio	10.00	10.16	0.00
PIMCO VIT Total Return Portfolio	10.00	10.36	0.00
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	10.00	11.47	0.00
ProFund VP Banks	10.00	10.71	0.00
ProFund VP Basic Materials	10.00	9.93	0.00
ProFund VP Bear	10.00	9.45	0.00
ProFund VP Biotechnology	10.00	10.23	0.00
ProFund VP Bull	10.00	10.79	0.00
ProFund VP Consumer Goods	10.00	10.98	0.00
ProFund VP Consumer Services	10.00	10.81	0.00
ProFund VP Dow 30	10.00	11.31	0.00
ProFund VP Europe 30	10.00	10.42	0.00
ProFund VP Financials	10.00	11.00	0.00
ProFund VP Health Care	10.00	10.72	0.00
ProFund VP Industrials	10.00	10.05	0.00
ProFund VP Internet	10.00	10.01	0.00
ProFund VP Japan	10.00	10.35	0.00
ProFund VP Large-Cap Growth	10.00	10.65	0.00
ProFund VP Large-Cap Value	10.00	10.91	0.00
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.07	0.00
ProFund VP Money Market	10.00	10.16	0.00
ProFund VP Oil & Gas	10.00	10.36	0.00
ProFund VP OTC	10.00	10.24	0.00
ProFund VP Pharmaceuticals	10.00	10.94	0.00
ProFund VP Precious Metals	10.00	8.67	0.00
ProFund VP Real Estate	10.00	11.98	0.00
ProFund VP Rising Rates Opportunity	10.00	9.27	0.00
ProFund VP Semiconductor	10.00	9.09	0.00
ProFund VP Short Dow 30	10.00	9.31	0.00
ProFund VP Short Mid-Cap	10.00	10.22	0.00
ProFund VP Short OTC	10.00	9.86	0.00
ProFund VP Short Small-Cap	10.00	9.80	0.00
ProFund VP Small-Cap	10.00	10.09	0.00
ProFund VP Small-Cap Growth	10.00	9.78	0.00
ProFund VP Small-Cap Value	10.00	10.23	0.00
ProFund VP Technology	10.00	10.38	0.00
ProFund VP Telecommunications	10.00	11.86	0.00
ProFund VP U.S. Government Plus	10.00	10.98	0.00
ProFund VP UltraBull	10.00	11.32	0.00
ProFund VP UltraMid-Cap	10.00	9.48	0.00
ProFund VP UltraOTC	10.00	10.14	0.00
ProFund VP UltraSmall-Cap	10.00	9.99	0.00
ProFund VP Utilities	10.00	11.82	0.00
Rydex VT Dynamic Dow Fund	10.00	11.65	0.00
Rydex VT Dynamic OTC Fund	10.00	10.13	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.33	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.56	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.27	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.95	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.76	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.92	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.90	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.40	0.00

Table 4 – 1.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.95% M&E and GMDB Rider with 3% Roll Up Base Contract wit h 0.85% M&E and GMDB Rider with Step Up and 3% Roll Up Base Contract with 1.10% M&E
AIM V.I. Basic Value Series II	10.00	10.62	0.00
AIM V.I. Global Real Estate Series II	10.00	12.76	0.00
AIM V.I. International Growth Series II	10.00	11.03	35.01
AIM V.I. Mid Cap Core Equity Series II	10.00	10.41	0.00
Alger American Small Capitalization	13.87	16.39	0.00
American Century VP Income & Growth Fund	11.62	13.37	0.00
American Century VP International Fund	12.91	15.86	0.00
American Century VP Large Company Value Fund	10.40	12.26	64.62
American Century VP Mid Cap Value Fund	10.76	12.74	0.00
American Century VP Ultra Fund	10.02	9.53	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.92	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.16	56.69
DireXion Dynamic HY Bond Fund	10.00	10.23	0.00
DireXion Evolution Managed Bond Fund	10.00	10.16	0.00
DireXion Evolution All-Cap Equity	10.00	9.83	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.17	0.00
Dreyfus VIF International Value Portfolio	10.00	10.60	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.62	11.74	0.00
PIMCO VIT All Asset Portfolio	10.00	10.85	0.00
PIMCO VIT High Yield Portfolio	10.00	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.24	0.00
PIMCO VIT Real Return Portfolio	10.00	10.16	15.09
PIMCO VIT Total Return Portfolio	10.00	10.35	199.43
ProFund Access VP High Yield	10.00	10.14	0.00
ProFund VP Asia 30	10.00	11.46	450.00
ProFund VP Banks	10.00	10.70	0.00
ProFund VP Basic Materials	10.00	9.92	15.76
ProFund VP Bear	10.00	9.44	0.00
ProFund VP Biotechnology	10.00	10.23	0.00
ProFund VP Bull	10.00	10.79	265.71
ProFund VP Consumer Goods	10.00	10.97	0.00
ProFund VP Consumer Services	10.00	10.81	0.00
ProFund VP Dow 30	10.00	11.30	0.00
ProFund VP Europe 30	10.00	10.41	492.62
ProFund VP Financials	10.00	11.00	2.80
ProFund VP Health Care	10.00	10.72	0.00
ProFund VP Industrials	10.00	10.05	0.00
ProFund VP Internet	10.00	10.01	0.00
ProFund VP Japan	10.00	10.35	0.00
ProFund VP Large-Cap Growth	10.00	10.64	0.00
ProFund VP Large-Cap Value	10.00	10.91	68.39
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.07	0.00
ProFund VP Money Market	10.00	10.16	227.13
ProFund VP Oil & Gas	10.00	10.35	0.00
ProFund VP OTC	10.00	10.23	0.00
ProFund VP Pharmaceuticals	10.00	10.93	0.00
ProFund VP Precious Metals	10.00	8.66	0.00
ProFund VP Real Estate	10.00	11.97	0.00
ProFund VP Rising Rates Opportunity	10.00	9.27	43.86
ProFund VP Semiconductor	10.00	9.09	0.00
ProFund VP Short Dow 30	10.00	9.30	0.00
ProFund VP Short Mid-Cap	10.00	10.22	0.00
ProFund VP Short OTC	10.00	9.86	0.00
ProFund VP Short Small-Cap	10.00	9.80	28.89
ProFund VP Small-Cap	10.00	10.08	0.00
ProFund VP Small-Cap Growth	10.00	9.77	0.00
ProFund VP Small-Cap Value	10.00	10.23	0.00
ProFund VP Technology	10.00	10.38	2.97
ProFund VP Telecommunications	10.00	11.86	2.60
ProFund VP U.S. Government Plus	10.00	10.97	0.00
ProFund VP UltraBull	10.00	11.31	10.98
ProFund VP UltraMid-Cap	10.00	9.48	0.00
ProFund VP UltraOTC	10.00	10.13	0.00
ProFund VP UltraSmall-Cap	10.00	9.98	0.00
ProFund VP Utilities	10.00	11.82	47.93
Rydex VT Dynamic Dow Fund	10.00	11.65	49.44
Rydex VT Dynamic OTC Fund	10.00	10.13	38.23
Rydex VT Dynamic S&P 500 Fund	10.00	11.32	46.70
Rydex VT Inverse Dynamic Dow Fund	10.00	8.56	46.74
Rydex VT U.S. Government Money Market Fund	9.69	9.91	1040.75
Van Eck Worldwide Hard Assets Fund	10.00	9.95	300.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.09	347.19
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.90	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.40	0.00

Table 5 – 1.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.95% M&E and GMDB Rider with Annual Step Up Base Contract with 0.85% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.62	0.00
AIM V.I. Global Real Estate Series II	10.00	12.76	0.00
AIM V.I. International Growth Series II	10.00	11.03	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.40	0.00
Alger American Small Capitalization	10.68	12.62	0.00
American Century VP Income & Growth Fund	10.15	11.66	0.00
American Century VP International Fund	10.74	13.19	0.00
American Century VP Large Company Value Fund	10.24	12.07	0.00
American Century VP Mid Cap Value Fund	10.21	12.08	0.00
American Century VP Ultra Fund	10.26	9.76	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.16	0.00
DireXion Dynamic HY Bond Fund	10.00	10.23	0.00
DireXion Evolution Managed Bond Fund	10.00	10.16	0.00
DireXion Evolution All-Cap Equity	10.00	9.83	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.17	0.00
Dreyfus VIF International Value Portfolio	10.00	10.60	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.10	11.16	0.00
PIMCO VIT All Asset Portfolio	10.00	10.85	0.00
PIMCO VIT High Yield Portfolio	10.00	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.00	10.15	0.00
PIMCO VIT Total Return Portfolio	10.00	10.35	0.00
ProFund Access VP High Yield	10.00	10.13	0.00
ProFund VP Asia 30	10.00	11.46	0.00
ProFund VP Banks	10.00	10.70	0.00
ProFund VP Basic Materials	10.00	9.92	0.00
ProFund VP Bear	10.00	9.44	0.00
ProFund VP Biotechnology	10.00	10.22	0.00
ProFund VP Bull	10.00	10.78	0.00
ProFund VP Consumer Goods	10.00	10.97	0.00
ProFund VP Consumer Services	10.00	10.81	0.00
ProFund VP Dow 30	10.00	11.30	0.00
ProFund VP Europe 30	10.00	10.41	0.00
ProFund VP Financials	10.00	11.00	0.00
ProFund VP Health Care	10.00	10.72	0.00
ProFund VP Industrials	10.00	10.04	0.00
ProFund VP Internet	10.00	10.01	0.00
ProFund VP Japan	10.00	10.34	0.00
ProFund VP Large-Cap Growth	10.00	10.64	0.00
ProFund VP Large-Cap Value	10.00	10.90	0.00
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.07	0.00
ProFund VP Money Market	10.00	10.15	0.00
ProFund VP Oil & Gas	10.00	10.35	0.00
ProFund VP OTC	10.00	10.23	0.00
ProFund VP Pharmaceuticals	10.00	10.93	0.00
ProFund VP Precious Metals	10.00	8.66	0.00
ProFund VP Real Estate	10.00	11.97	0.00
ProFund VP Rising Rates Opportunity	10.00	9.27	0.00
ProFund VP Semiconductor	10.00	9.08	0.00
ProFund VP Short Dow 30	10.00	9.30	0.00
ProFund VP Short Mid-Cap	10.00	10.22	0.00
ProFund VP Short OTC	10.00	9.85	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.08	0.00
ProFund VP Small-Cap Growth	10.00	9.77	0.00
ProFund VP Small-Cap Value	10.00	10.22	0.00
ProFund VP Technology	10.00	10.37	0.00
ProFund VP Telecommunications	10.00	11.85	0.00
ProFund VP U.S. Government Plus	10.00	10.97	0.00
ProFund VP UltraBull	10.00	11.31	0.00
ProFund VP UltraMid-Cap	10.00	9.47	0.00
ProFund VP UltraOTC	10.00	10.13	0.00
ProFund VP UltraSmall-Cap	10.00	9.98	0.00
ProFund VP Utilities	10.00	11.82	0.00
Rydex VT Dynamic Dow Fund	10.00	11.64	0.00
Rydex VT Dynamic OTC Fund	10.00	10.12	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.32	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.56	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.26	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.95	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.90	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.09	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.39	0.00

Table 6 – 1.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Step Up and 3% Roll Up
AIM V.I. Basic Value Series II	10.00	10.62	0.00
AIM V.I. Global Real Estate Series II	10.00	12.76	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.40	0.00
Alger American Small Capitalization	18.17	21.45	0.00
American Century VP Income & Growth Fund	14.29	16.42	0.00
American Century VP International Fund	15.21	18.66	0.00
American Century VP Large Company Value Fund	10.39	12.24	0.00
American Century VP Mid Cap Value Fund	10.75	12.72	0.00
American Century VP Ultra Fund	10.01	9.51	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity	10.00	9.83	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.53	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.61	11.72	0.00
PIMCO VIT All Asset Portfolio	10.00	10.85	0.00
PIMCO VIT High Yield Portfolio	10.00	10.52	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.00	10.15	0.00
PIMCO VIT Total Return Portfolio	10.00	10.35	0.00
ProFund Access VP High Yield	10.00	10.13	0.00
ProFund VP Asia 30	10.00	11.46	0.00
ProFund VP Banks	10.00	10.70	0.00
ProFund VP Basic Materials	10.00	9.92	0.00
ProFund VP Bear	10.00	9.44	0.00
ProFund VP Biotechnology	10.00	10.22	0.00
ProFund VP Bull	10.00	10.78	0.00
ProFund VP Consumer Goods	10.00	10.97	0.00
ProFund VP Consumer Services	10.00	10.80	0.00
ProFund VP Dow 30	10.00	11.30	0.00
ProFund VP Europe 30	10.00	10.41	0.00
ProFund VP Financials	10.00	10.99	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.04	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.34	0.00
ProFund VP Large-Cap Growth	10.00	10.64	0.00
ProFund VP Large-Cap Value	10.00	10.90	0.00
ProFund VP Mid-Cap Growth	10.00	9.71	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.15	1539.94
ProFund VP Oil & Gas	10.00	10.35	0.00
ProFund VP OTC	10.00	10.23	0.00
ProFund VP Pharmaceuticals	10.00	10.93	0.00
ProFund VP Precious Metals	10.00	8.66	0.00
ProFund VP Real Estate	10.00	11.97	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.08	0.00
ProFund VP Short Dow 30	10.00	9.30	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.85	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.08	0.00
ProFund VP Small-Cap Growth	10.00	9.77	0.00
ProFund VP Small-Cap Value	10.00	10.22	0.00
ProFund VP Technology	10.00	10.37	0.00
ProFund VP Telecommunications	10.00	11.85	0.00
ProFund VP U.S. Government Plus	10.00	10.97	0.00
ProFund VP UltraBull	10.00	11.31	0.00
ProFund VP UltraMid-Cap	10.00	9.47	4951.05
ProFund VP UltraOTC	10.00	10.13	0.00
ProFund VP UltraSmall-Cap	10.00	9.98	0.00
ProFund VP Utilities	10.00	11.81	0.00
Rydex VT Dynamic Dow Fund	10.00	11.64	0.00
Rydex VT Dynamic OTC Fund	10.00	10.12	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.32	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.71	9.91	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.75	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.91	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.39	0.00

Table 7 – 1.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.95% M&E and Estate Planning Rider Base Contract with 1.10% M&E and GMDB Rider with 3% Roll Up Base Cotnract with 0.85% M&E and GMDB Rider with 6% Roll Up
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.75	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.40	0.00
Alger American Small Capitalization	13.79	16.27	0.00
American Century VP Income & Growth Fund	11.55	13.27	0.00
American Century VP International Fund	12.84	15.74	0.00
American Century VP Large Company Value Fund	10.38	12.23	0.00
American Century VP Mid Cap Value Fund	10.75	12.70	0.00
American Century VP Ultra Fund	10.01	9.50	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.91	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.61	11.71	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.00	10.15	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.13	0.00
ProFund VP Asia 30	10.00	11.45	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.22	0.00
ProFund VP Bull	10.00	10.78	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.80	0.00
ProFund VP Dow 30	10.00	11.29	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.99	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.04	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.90	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.15	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.96	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.08	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.85	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.07	0.00
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.22	0.00
ProFund VP Technology	10.00	10.37	0.00
ProFund VP Telecommunications	10.00	11.85	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.47	0.00
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.81	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.12	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.64	9.84	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.08	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.89	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.39	0.00

Table 8 – 1.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with GMDB Rider with Annual Step Up
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.75	0.00
AIM V.I. International Growth Series II	10.00	11.02	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	11.94	14.09	0.00
American Century VP Income & Growth Fund	10.59	12.15	0.00
American Century VP International Fund	11.50	14.10	0.00
American Century VP Large Company Value Fund	10.38	12.21	0.00
American Century VP Mid Cap Value Fund	10.74	12.69	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.15	0.00
DireXion Dynamic HY Bond Fund	10.00	10.22	0.00
DireXion Evolution Managed Bond Fund	10.00	10.15	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.16	0.00
Dreyfus VIF International Value Portfolio	10.00	10.59	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.52	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.70	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.45	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.29	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.71	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	10.00	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.06	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.96	0.00
ProFund VP Rising Rates Opportunity	10.00	9.26	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.21	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.79	0.00
ProFund VP Small-Cap	10.00	10.07	0.00
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	10.02	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.94	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.89	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.74	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 9 – 1.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.85% M&E and 3% Extra Credit Rider Base Contract with 0.95% M&E and GMDB Rider with 6% Roll-Up Base Contract with 0.85% M&E and GMDB Rider with Step Up and 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.61	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	13.73	16.19	0.00
American Century VP Income & Growth Fund	11.51	13.20	0.00
American Century VP International Fund	12.79	15.67	0.00
American Century VP Large Company Value Fund	10.37	12.20	0.00
American Century VP Mid Cap Value Fund	10.74	12.68	0.00
American Century VP Ultra Fund	10.00	9.49	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.82	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.60	11.69	0.00
PIMCO VIT All Asset Portfolio	10.00	10.84	0.00
PIMCO VIT High Yield Portfolio	10.00	10.51	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.34	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.69	0.00
ProFund VP Basic Materials	10.00	9.91	0.00
ProFund VP Bear	10.00	9.43	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	9700.89
ProFund VP Consumer Goods	10.00	10.96	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.40	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.33	0.00
ProFund VP Large-Cap Growth	10.00	10.63	0.00
ProFund VP Large-Cap Value	10.00	10.89	9630.03
ProFund VP Mid-Cap Growth	10.00	9.70	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.34	0.00
ProFund VP OTC	10.00	10.22	0.00
ProFund VP Pharmaceuticals	10.00	10.92	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.07	0.00
ProFund VP Small-Cap Growth	10.00	9.76	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.84	0.00
ProFund VP U.S. Government Plus	10.00	10.96	0.00
ProFund VP UltraBull	10.00	11.30	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.12	0.00
ProFund VP UltraSmall-Cap	10.00	9.97	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.63	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.31	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.55	0.00
Rydex VT U.S. Government Money Market Fund	9.60	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.90	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.88	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.38	0.00

Table 10 – 1.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.95% M&E and Estate Planning Rider
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.39	0.00
Alger American Small Capitalization	10.67	12.58	0.00
American Century VP Income & Growth Fund	10.14	11.63	0.00
American Century VP International Fund	10.73	13.14	0.00
American Century VP Large Company Value Fund	10.23	12.03	0.00
American Century VP Mid Cap Value Fund	10.20	12.04	0.00
American Century VP Ultra Fund	10.25	9.72	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.90	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.15	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.09	11.12	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.22	0.00
PIMCO VIT Real Return Portfolio	10.00	10.14	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.12	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.21	0.00
ProFund VP Bull	10.00	10.77	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.79	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.98	0.00
ProFund VP Health Care	10.00	10.70	0.00
ProFund VP Industrials	10.00	10.03	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.89	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.14	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	0.00
ProFund VP Precious Metals	10.00	8.65	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.07	0.00
ProFund VP Short Dow 30	10.00	9.29	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.21	0.00
ProFund VP Technology	10.00	10.36	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.46	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.80	0.00
Rydex VT Dynamic Dow Fund	10.00	11.62	0.00
Rydex VT Dynamic OTC Fund	10.00	10.11	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	10.03	10.22	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.07	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 11 – 1.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.95% M&E and GMDB Rider with Annual Step Up and 6% Roll-Up Base Contract with 0.95% M&E and 3% Extra Credit Rider
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.74	0.00
AIM V.I. International Growth Series II	10.00	11.01	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	13.68	16.11	0.00
American Century VP Income & Growth Fund	11.46	13.14	0.00
American Century VP International Fund	12.74	15.59	0.00
American Century VP Large Company Value Fund	10.36	12.18	0.00
American Century VP Mid Cap Value Fund	10.73	12.65	0.00
American Century VP Ultra Fund	9.99	9.47	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.14	0.00
DireXion Dynamic HY Bond Fund	10.00	10.21	0.00
DireXion Evolution Managed Bond Fund	10.00	10.14	6136.56
DireXion Evolution All-Cap Equity	10.00	9.81	15107.94
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.58	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.59	11.66	0.00
PIMCO VIT All Asset Portfolio	10.00	10.83	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	0.00
PIMCO VIT Total Return Portfolio	10.00	10.33	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.44	0.00
ProFund VP Banks	10.00	10.68	0.00
ProFund VP Basic Materials	10.00	9.90	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.95	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.28	0.00
ProFund VP Europe 30	10.00	10.39	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.99	0.00
ProFund VP Japan	10.00	10.32	0.00
ProFund VP Large-Cap Growth	10.00	10.62	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.05	0.00
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	0.00
ProFund VP Pharmaceuticals	10.00	10.91	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.95	0.00
ProFund VP Rising Rates Opportunity	10.00	9.25	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.20	0.00
ProFund VP Short OTC	10.00	9.84	0.00
ProFund VP Short Small-Cap	10.00	9.78	0.00
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	0.00
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.29	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.62	8988.80
Rydex VT Dynamic OTC Fund	10.00	10.10	10074.51
Rydex VT Dynamic S&P 500 Fund	10.00	11.30	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.57	9.74	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.93	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.88	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.73	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 12 – 1.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up Base Contract with 0.85% M&E and 4% Extra Credit Rider Base Contract with 1.10 % M&E and GMDB Rider with 6% Roll-Up
AIM V.I. Basic Value Series II	10.00	10.60	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	3999.38
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	18.00	21.19	0.00
American Century VP Income & Growth Fund	14.15	16.22	0.00
American Century VP International Fund	15.06	18.43	0.00
American Century VP Large Company Value Fund	10.36	12.16	7096.26
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	9.98	9.46	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	6283.93
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.81	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.58	11.65	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.50	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	0.00
PIMCO VIT Real Return Portfolio	10.00	10.13	1498.74
PIMCO VIT Total Return Portfolio	10.00	10.33	11787.84
ProFund Access VP High Yield	10.00	10.11	18066.09
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.68	536.89
ProFund VP Basic Materials	10.00	9.90	2252.03
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	16378.46
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	3067.36
ProFund VP Europe 30	10.00	10.39	4677.28
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	535.89
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.32	560.99
ProFund VP Large-Cap Growth	10.00	10.62	2895.44
ProFund VP Large-Cap Value	10.00	10.88	14067.79
ProFund VP Mid-Cap Growth	10.00	9.69	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.13	19428.39
ProFund VP Oil & Gas	10.00	10.33	0.00
ProFund VP OTC	10.00	10.21	848.70
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	658.00
ProFund VP Real Estate	10.00	11.94	760.72
ProFund VP Rising Rates Opportunity	10.00	9.25	2226.24
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	4163.08
ProFund VP Small-Cap	10.00	10.06	0.00
ProFund VP Small-Cap Growth	10.00	9.75	0.00
ProFund VP Small-Cap Value	10.00	10.20	7360.33
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.83	0.00
ProFund VP U.S. Government Plus	10.00	10.95	0.00
ProFund VP UltraBull	10.00	11.28	4875.53
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.11	0.00
ProFund VP UltraSmall-Cap	10.00	9.96	0.00
ProFund VP Utilities	10.00	11.79	3954.28
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.54	0.00
Rydex VT U.S. Government Money Market Fund	9.62	9.79	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	3078.96
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.89	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.87	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.37	0.00

Table 13 – 2.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 0.85% M&E ; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.73	0.00
AIM V.I. International Growth Series II	10.00	11.00	3055.42
AIM V.I. Mid Cap Core Equity Series II	10.00	10.38	0.00
Alger American Small Capitalization	11.58	13.62	0.00
American Century VP Income & Growth Fund	10.17	11.64	0.00
American Century VP International Fund	10.93	13.37	0.00
American Century VP Large Company Value Fund	10.27	12.06	0.00
American Century VP Mid Cap Value Fund	10.72	12.64	0.00
American Century VP Ultra Fund	10.24	9.70	1582.45
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.13	2913.18
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.14	0.00
Dreyfus VIF International Value Portfolio	10.00	10.57	3070.38
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.50	11.56	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	2924.00
PIMCO VIT Low Duration Portfolio	10.00	10.21	2927.08
PIMCO VIT Real Return Portfolio	10.00	10.13	2891.56
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.11	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.42	0.00
ProFund VP Biotechnology	10.00	10.20	0.00
ProFund VP Bull	10.00	10.76	0.00
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.78	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	0.00
ProFund VP Financials	10.00	10.97	0.00
ProFund VP Health Care	10.00	10.69	0.00
ProFund VP Industrials	10.00	10.02	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.88	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	1600.02
ProFund VP Mid-Cap Value	10.00	10.04	3131.36
ProFund VP Money Market	10.00	10.13	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.64	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.28	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	0.00
ProFund VP Small-Cap	10.00	10.05	1567.75
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.20	1548.49
ProFund VP Technology	10.00	10.35	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.45	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.79	0.00
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.10	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.19	3496.39
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.87	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	1457.95
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.06	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	1312.26

Table 14 – 2.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider and GMDB Rider with Annual Step-Up with 3% Roll-Up

Base Contract with 1.10% M&E and 3% Extra Credit Rider

Base Contract with 0.95% M&E ; 3% Extra Credit Rider and GMDB Rider with 3% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 15 – 2.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Step Up and 3% Roll Up; Estate Planning Rider and Zero Year CDSC Rider.

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Step Up; and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Step Up; and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll Up; Estate Planning Rider and Zero Year CDSC RIder

Base Contract with 0.95% M&E; GMDB Rider with Step Up and 3% Roll Up; Estate Planning Rider and Four-Year CDSC Rider.

Base Contract with 0.95% M&E; GMDB Rider with Step Up; Estate Planning Rider and Three Year CDSC Rider.

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Step Up and 3% Roll Up and GMIB Plus Rider.

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll Up; GMIB Plus Rider and 4% CDSC Rider.

Base Contract with 1.10% M&E; 3% Extra Credit Rider and GMDB Rider with 6% Roll Up.

Base Contract with 0.95% M&E; 3% Extra Credit Rider and Five for Life Plus Rider.

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll Up and GMIB Plus Rider.

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll Up.

Base Contract with 0.95% M&E; 4% Extra Credit Rider and GMIB Plus Rider.

Base Contract with 0.85% M&E; Five for Life Plus Rider and 4 Year CDSC Rider.

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up.

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	11.90	13.98	0.00
American Century VP Income & Growth Fund	10.55	12.06	0.00
American Century VP International Fund	11.46	14.00	0.00
American Century VP Large Company Value Fund	10.34	12.13	0.00
American Century VP Mid Cap Value Fund	10.70	12.60	0.00
American Century VP Ultra Fund	9.97	9.43	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.62	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.98	10.14	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 16 – 2.15% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and Zero Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; and GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider and GMDB Rider with Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; and GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.99	684.70
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.55	15.91	0.00
American Century VP Income & Growth Fund	11.35	12.98	0.00
American Century VP International Fund	12.61	15.40	0.00
American Century VP Large Company Value Fund	10.33	12.12	0.00
American Century VP Mid Cap Value Fund	10.70	12.59	0.00
American Century VP Ultra Fund	9.96	9.42	739.24
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	646.15
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	1187.53
DireXion Evolution All-Cap Equity	10.00	9.79	11216.12
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	685.32
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.56	11.60	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.42	350.66
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.26	0.00
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	718.07
ProFund VP Mid-Cap Value	10.00	10.03	700.59
ProFund VP Money Market	10.00	10.12	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.93	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	359.43
ProFund VP Small-Cap Value	10.00	10.19	354.23
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.81	0.00
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	786.63
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.63	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	322.46
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	356.40
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	304.15

Table 17 – 2.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 4% Extra Credit Rider and GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E and GMDB Rider with Annual Step-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider and 4 year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider;  GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five For Life Rider and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.58	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	17.86	20.97	0.00
American Century VP Income & Growth Fund	14.04	16.05	0.00
American Century VP International Fund	14.94	18.24	0.00
American Century VP Large Company Value Fund	10.33	12.10	0.00
American Century VP Mid Cap Value Fund	10.69	12.58	0.00
American Century VP Ultra Fund	9.96	9.41	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.88	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.19	0.00
DireXion Evolution Managed Bond Fund	10.00	10.12	311.00
DireXion Evolution All-Cap Equity	10.00	9.79	6403.50
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.49	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.59	0.00
PIMCO VIT All Asset Portfolio	10.00	10.81	0.00
PIMCO VIT High Yield Portfolio	10.00	10.48	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.66	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.93	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	1147.13
ProFund VP Europe 30	10.00	10.37	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.60	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.03	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.89	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.92	1060.85
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.05	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.18	0.00
ProFund VP Short OTC	10.00	9.82	0.00
ProFund VP Short Small-Cap	10.00	9.76	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.81	1101.93
ProFund VP U.S. Government Plus	10.00	10.93	0.00
ProFund VP UltraBull	10.00	11.27	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	1085.12
Rydex VT Dynamic Dow Fund	10.00	11.60	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.28	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.54	9.69	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.91	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.71	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.35	0.00

Table 18 – 2.25% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider and  Five for Life Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider and Five for Life Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up and Estate Planning Rider; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider and GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.57	0.00
AIM V.I. Global Real Estate Series II	10.00	12.71	0.00
AIM V.I. International Growth Series II	10.00	10.98	0.00
AIM V.I. Mid Cap Core Equity Series II	10.00	10.36	0.00
Alger American Small Capitalization	13.49	15.84	0.00
American Century VP Income & Growth Fund	11.31	12.91	0.00
American Century VP International Fund	12.56	15.32	0.00
American Century VP Large Company Value Fund	10.32	12.09	0.00
American Century VP Mid Cap Value Fund	10.69	12.56	0.00
American Century VP Ultra Fund	9.95	9.40	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.87	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.11	0.00
DireXion Dynamic HY Bond Fund	10.00	10.18	0.00
DireXion Evolution Managed Bond Fund	10.00	10.11	0.00
DireXion Evolution All-Cap Equity	10.00	9.79	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.12	0.00
Dreyfus VIF International Value Portfolio	10.00	10.55	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.55	11.58	0.00
PIMCO VIT All Asset Portfolio	10.00	10.80	0.00
PIMCO VIT High Yield Portfolio	10.00	10.47	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.19	0.00
PIMCO VIT Real Return Portfolio	10.00	10.11	0.00
PIMCO VIT Total Return Portfolio	10.00	10.31	0.00
ProFund Access VP High Yield	10.00	10.09	0.00
ProFund VP Asia 30	10.00	11.41	0.00
ProFund VP Banks	10.00	10.65	0.00
ProFund VP Basic Materials	10.00	9.88	0.00
ProFund VP Bear	10.00	9.40	0.00
ProFund VP Biotechnology	10.00	10.18	0.00
ProFund VP Bull	10.00	10.74	0.00
ProFund VP Consumer Goods	10.00	10.92	0.00
ProFund VP Consumer Services	10.00	10.76	0.00
ProFund VP Dow 30	10.00	11.25	0.00
ProFund VP Europe 30	10.00	10.36	0.00
ProFund VP Financials	10.00	10.95	0.00
ProFund VP Health Care	10.00	10.67	0.00
ProFund VP Industrials	10.00	10.00	0.00
ProFund VP Internet	10.00	9.97	0.00
ProFund VP Japan	10.00	10.30	0.00
ProFund VP Large-Cap Growth	10.00	10.59	0.00
ProFund VP Large-Cap Value	10.00	10.86	0.00
ProFund VP Mid-Cap Growth	10.00	9.67	0.00
ProFund VP Mid-Cap Value	10.00	10.02	0.00
ProFund VP Money Market	10.00	10.11	0.00
ProFund VP Oil & Gas	10.00	10.31	0.00
ProFund VP OTC	10.00	10.19	0.00
ProFund VP Pharmaceuticals	10.00	10.88	0.00
ProFund VP Precious Metals	10.00	8.62	0.00
ProFund VP Real Estate	10.00	11.92	0.00
ProFund VP Rising Rates Opportunity	10.00	9.23	0.00
ProFund VP Semiconductor	10.00	9.04	0.00
ProFund VP Short Dow 30	10.00	9.26	0.00
ProFund VP Short Mid-Cap	10.00	10.17	0.00
ProFund VP Short OTC	10.00	9.81	0.00
ProFund VP Short Small-Cap	10.00	9.75	0.00
ProFund VP Small-Cap	10.00	10.04	0.00
ProFund VP Small-Cap Growth	10.00	9.73	0.00
ProFund VP Small-Cap Value	10.00	10.18	0.00
ProFund VP Technology	10.00	10.33	0.00
ProFund VP Telecommunications	10.00	11.80	0.00
ProFund VP U.S. Government Plus	10.00	10.92	0.00
ProFund VP UltraBull	10.00	11.26	0.00
ProFund VP UltraMid-Cap	10.00	9.43	0.00
ProFund VP UltraOTC	10.00	10.09	0.00
ProFund VP UltraSmall-Cap	10.00	9.94	0.00
ProFund VP Utilities	10.00	11.77	0.00
Rydex VT Dynamic Dow Fund	10.00	11.59	0.00
Rydex VT Dynamic OTC Fund	10.00	10.08	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.27	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.52	0.00
Rydex VT U.S. Government Money Market Fund	9.44	9.59	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.90	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.85	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.70	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.04	0.00
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.87	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.85	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.34	0.00

Table 19 – 2.30% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; and Five for Life Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 20 – 2.35% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll Up and 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up and 3% Roll Up

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider and 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll Up and 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with Annual Step-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; and 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 21 – 2.40% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMIB Plus Rider and Estate Planning Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMIB Plus Rider and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider and GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-UP and 3% Roll-Up; GMIB Plus Rider and 0 Year CDSC RIder

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; and 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider; Estate Plannnig Rider and 4 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Annual Step-UP and Estate Planning Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 4 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-UP and 3% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up and 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider and 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus and 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up and GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 22 – 2.45% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up and Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up and Annual Step-Up; 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 23 – 2.50% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five For Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider 6% Roll-Up

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 6% Roll-Up

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step Up

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 24 – 2.55% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider and 3 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 25 – 2.60% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider and GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up; 0 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Live Plus Rider; GMDB Rider with Annual Step-Up; 3 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 26 – 2.65% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 3% Roll-Up; Estate Plannnig Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up; 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 27 – 2.70% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 3% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 4 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; GMIB Plus Rider; 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 28 – 2.75% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 4 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 0.95% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 29 – 2.80% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.85% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.95% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 30 – 2.85% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.85% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 31 – 2.90% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; 3% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; GMDB Rider with Annual Step Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; GMIB Plus Rider

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

Base Contract with 0.95% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 32 – 2.95% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 0.95% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

Base Contract with 0.85% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 3% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with 6% Roll-Up

Base Contract with 1.10% M&E; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; 0 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 33 – 3.00% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 4 Year CDSC Rider

Base Contract with 1.10% M&E; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 34 – 3.05% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 3 Year CDSC Rider

Base Contract with 1.10% M&E; 4% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 0.95% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; 5% Extra Credit Rider; Five for Life Plus Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 35 – 3.10% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006

Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider

Base Contract with 1.10% M&E; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider; 0 Year CDSC Rider

AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

Table 36 – 3.20% Asset Charge
Investment Portfolio	Accumulation Unit Value at Beginning of Period (05/01/2005)	Accumulation Unit Value at End of Period (12/31/2006)	Number of Accumulation Units at End of Period
2006
Base Contract with 1.10% M&E; 5% Extra Credit Rider; GMDB Rider with Annual Step-Up and 6% Roll-Up; Estate Planning Rider; GMIB Plus Rider
AIM V.I. Basic Value Series II	10.00	10.59	0.00
AIM V.I. Global Real Estate Series II	10.00	12.72	0.00
AIM V.I. International Growth Series II	10.00	10.99	1359.19
AIM V.I. Mid Cap Core Equity Series II	10.00	10.37	0.00
Alger American Small Capitalization	13.60	15.99	0.00
American Century VP Income & Growth Fund	11.40	13.04	0.00
American Century VP International Fund	12.66	15.47	0.00
American Century VP Large Company Value Fund	10.34	12.14	2411.93
American Century VP Mid Cap Value Fund	10.71	12.61	0.00
American Century VP Ultra Fund	9.97	9.44	0.00
Credit Suisse Trust - Global Small Cap Portfolio	10.00	9.89	0.00
Credit Suisse Trust - Large Cap Value Portfolio	10.00	11.12	2131.23
DireXion Dynamic HY Bond Fund	10.00	10.20	0.00
DireXion Evolution Managed Bond Fund	10.00	10.13	0.00
DireXion Evolution All-Cap Equity	10.00	9.80	0.00
Dreyfus VIF Appreciation Portfolio	10.00	11.13	0.00
Dreyfus VIF International Value Portfolio	10.00	10.56	0.00
Dreyfus VIF Socially Responsible Growth Fund, Inc.	10.00	10.50	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.57	11.63	0.00
PIMCO VIT All Asset Portfolio	10.00	10.82	0.00
PIMCO VIT High Yield Portfolio	10.00	10.49	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.20	0.00
PIMCO VIT Real Return Portfolio	10.00	10.12	0.00
PIMCO VIT Total Return Portfolio	10.00	10.32	0.00
ProFund Access VP High Yield	10.00	10.10	0.00
ProFund VP Asia 30	10.00	11.43	0.00
ProFund VP Banks	10.00	10.67	0.00
ProFund VP Basic Materials	10.00	9.89	342.19
ProFund VP Bear	10.00	9.41	0.00
ProFund VP Biotechnology	10.00	10.19	0.00
ProFund VP Bull	10.00	10.75	7589.10
ProFund VP Consumer Goods	10.00	10.94	0.00
ProFund VP Consumer Services	10.00	10.77	0.00
ProFund VP Dow 30	10.00	11.27	0.00
ProFund VP Europe 30	10.00	10.38	828.76
ProFund VP Financials	10.00	10.96	0.00
ProFund VP Health Care	10.00	10.68	0.00
ProFund VP Industrials	10.00	10.01	0.00
ProFund VP Internet	10.00	9.98	0.00
ProFund VP Japan	10.00	10.31	0.00
ProFund VP Large-Cap Growth	10.00	10.61	0.00
ProFund VP Large-Cap Value	10.00	10.87	0.00
ProFund VP Mid-Cap Growth	10.00	9.68	0.00
ProFund VP Mid-Cap Value	10.00	10.04	0.00
ProFund VP Money Market	10.00	10.12	2374.90
ProFund VP Oil & Gas	10.00	10.32	0.00
ProFund VP OTC	10.00	10.20	0.00
ProFund VP Pharmaceuticals	10.00	10.90	0.00
ProFund VP Precious Metals	10.00	8.63	0.00
ProFund VP Real Estate	10.00	11.94	0.00
ProFund VP Rising Rates Opportunity	10.00	9.24	0.00
ProFund VP Semiconductor	10.00	9.06	0.00
ProFund VP Short Dow 30	10.00	9.27	0.00
ProFund VP Short Mid-Cap	10.00	10.19	0.00
ProFund VP Short OTC	10.00	9.83	0.00
ProFund VP Short Small-Cap	10.00	9.77	526.89
ProFund VP Small-Cap	10.00	10.05	0.00
ProFund VP Small-Cap Growth	10.00	9.74	0.00
ProFund VP Small-Cap Value	10.00	10.19	0.00
ProFund VP Technology	10.00	10.34	0.00
ProFund VP Telecommunications	10.00	11.82	0.00
ProFund VP U.S. Government Plus	10.00	10.94	0.00
ProFund VP UltraBull	10.00	11.28	0.00
ProFund VP UltraMid-Cap	10.00	9.44	0.00
ProFund VP UltraOTC	10.00	10.10	0.00
ProFund VP UltraSmall-Cap	10.00	9.95	0.00
ProFund VP Utilities	10.00	11.78	881.63
Rydex VT Dynamic Dow Fund	10.00	11.61	0.00
Rydex VT Dynamic OTC Fund	10.00	10.09	0.00
Rydex VT Dynamic S&P 500 Fund	10.00	11.29	0.00
Rydex VT Inverse Dynamic Dow Fund	10.00	8.53	0.00
Rydex VT U.S. Government Money Market Fund	9.51	9.68	0.00
Van Eck Worldwide Hard Assets Fund	10.00	9.92	0.00
Van Kampen LIT Growth and Income Portfolio	10.00	10.86	0.00
Van Kampen UIF Emerging Markets Debt Portfolio	10.00	10.72	0.00
Van Kampen UIF Emerging Markets Equity Portfolio	10.00	11.05	990.08
Van Kampen UIF Mid Cap Growth Portfolio	10.00	9.88	0.00
Van Kampen UIF U.S. Mid Cap Value Portfolio	10.00	10.86	0.00
Van Kampen UIF U.S. Real Estate Portfolio	10.00	12.36	0.00

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

MNLIC
MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010 and 2009

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

--------------------------------------------------------------------------------

Report of Independent Auditors                                          1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2010 and 2009       2

     Consolidated Statements of Income for the years ended
       December 31, 2010, 2009 and 2008                                 3

     Consolidated Statements of Stockholder's Equity and
       Comprehensive Income (Loss) for the years ended
       December 31, 2010, 2009 and 2008                                 4

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2010, 2009 and 2008                                 5

     Notes to Consolidated Financial Statements                         7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiaries

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland
National Life Insurance Company and Subsidiaries (the "Company") at December 31,
2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 25, 2011

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI  53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2010 and 2009
(Amounts in Thousands, except par value)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                      2010                 2009
                                                                                 -----------------   ------------------

ASSETS
Investments
    Fixed maturities, available for sale, at fair value                               $24,516,373          $22,256,805
    Equity securities, at fair value                                                      424,953              462,328
    Mortgage loans                                                                        247,133              241,001
    Policy loans                                                                          333,186              315,979
    Short-term investments                                                                248,637              353,271
    Derivative instruments                                                                425,656              435,085
    Other invested assets                                                                 983,630              337,514
                                                                                 -----------------   ------------------
              Total investments                                                        27,179,568           24,401,983
Cash                                                                                       50,517              269,749
Accrued investment income                                                                 237,447              217,912
Deferred policy acquisition costs                                                       1,502,244            1,798,826
Deferred sales inducements                                                                455,628              626,447
Present value of future profits of acquired businesses                                     21,015               21,767
Federal income tax asset, net                                                              58,019              410,274
Other receivables, other assets and property, plant and equipment                         146,950              145,213
Reinsurance receivables                                                                 1,889,376            2,079,974
Separate account assets                                                                 1,001,274              934,472
                                                                                 -----------------   ------------------
              Total assets                                                            $32,542,038          $30,906,617
                                                                                 =================   ==================
LIABILITIES
Liabilities
Policyholder account balances                                                         $24,817,393          $23,244,885
Policy benefit reserves                                                                 1,049,300            1,003,106
Policy claims and benefits payable                                                        119,949               99,461
Repurchase agreements, other borrowings and collateral on
 derivative instruments                                                                 2,527,412            2,974,315
Derivative instruments                                                                     10,541               51,187
Other liabilities                                                                         729,027              674,515
Separate account liabilities                                                            1,001,274              934,472
                                                                                 -----------------   ------------------
              Total liabilities                                                        30,254,896           28,981,941
                                                                                 -----------------   ------------------
STOCKHOLDER'S EQUITY
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     issued and outstanding                                                                 2,549                2,549
    Additional paid-in capital                                                            335,907              301,827
    Retained earnings                                                                   1,860,073            1,599,861
    Accumulated other comprehensive income (loss)                                          88,613             (483,751)
                                                                                 -----------------   ------------------
              Total Midland National Life Ins. Co. stockholder's equity                 2,287,142            1,420,486
Noncontrolling interest                                                                         -              504,190
                                                                                 -----------------   ------------------
              Total stockholder's equity                                                2,287,142            1,924,676
                                                                                 -----------------   ------------------
              Total liabilities and stockholder's equity                              $32,542,038          $30,906,617
                                                                                 =================   ==================

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                               2010             2009              2008
                                                                           --------------  ----------------  ---------------

REVENUES
Premiums                                                                       $ 146,850         $ 147,415        $ 137,156
Interest sensitive life and investment product charges                           303,991           295,560          288,514
Net investment income                                                          1,407,708         1,059,608          966,440
Net gains (losses) on derivatives and derivative instruments                     191,371          (157,076)         (37,865)
Net unrealized gain from variable interest entity                                      -            35,795           27,442
Net realized investment gains                                                     94,571           154,827          117,775
Total other-than-temporary impairment losses                                     (75,139)          (83,778)         (87,404)
Noncredit portion in other comprehensive income                                    3,557            12,307                -
                                                                           --------------  ----------------  ---------------
              Net impairment loss recognized in earnings                         (71,582)          (71,471)         (87,404)
Other income                                                                      15,045            12,419           16,583
                                                                           --------------  ----------------  ---------------
              Total revenue                                                    2,087,954         1,477,077        1,428,641
                                                                           --------------  ----------------  ---------------
BENEFITS AND EXPENSES
Interest credited to policyholder account balances                               881,856           541,266          447,901
Benefits incurred                                                                302,497           238,071          245,319
Amortization of deferred sales inducements                                        80,765            60,246           74,081
                                                                           --------------  ----------------  ---------------
              Total benefits                                                   1,265,118           839,583          767,301
Operating and other expenses (net of commissions and other
 expenses deferred)                                                              116,552           162,648           92,491
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                          221,904           175,601          178,739
                                                                           --------------  ----------------  ---------------
              Total benefits and expenses                                      1,603,574         1,177,832        1,038,531
                                                                           --------------  ----------------  ---------------
              Income before income taxes                                         484,380           299,245          390,110
Income tax provision                                                             131,908           102,308          138,996
                                                                           --------------  ----------------  ---------------
              Net income                                                         352,472           196,937          251,114
Less:  Net income attributable to noncontrolling interests (net
 of tax $0 in 2010, $9,992 in 2009 and $533 in 2008)                                   -           (57,373)          (6,437)
                                                                           --------------  ----------------  ---------------
              Net income attributable to Midland National Life Ins. Co.        $ 352,472         $ 139,564        $ 244,677
                                                                           ==============  ================  ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Midland National Life Insurance Co. Stockholder's Equity
                                                              -------------------------------------------------------------------

                                                                               Additional
                                                                 Common          Paid-in         Retained        Comprehensive
                                                                  Stock          Capital         Earnings           Income
                                                              --------------  --------------   -------------   ------------------

Balance, December 31, 2007                                        $   2,549       $ 268,707      $1,306,927
Comprehensive income (loss)
    Net income                                                                                      244,677         $    244,677
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)                                                            (725,299)
      Pension liability (net of tax ($1,259))                                                                             (2,337)
      Post-retirement liability (net of tax $682)                                                                          1,266
                                                                                                               ------------------
              Comprehensive (loss)                                                                                  $   (481,693)
                                                                                                               ==================
Capital contribution                                                                 50,000
Dividends paid on common stock                                                                      (46,740)
                                                              --------------  --------------   -------------
Balance, December 31, 2008                                            2,549         318,707       1,504,864
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                                             7,050
Comprehensive income (loss)
    Net income                                                                                      139,564         $    139,564
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                                                                  306,808
      Pension liability (net of tax ($1,200))                                                                             (2,229)
      Post-retirement liability (net of tax $340)                                                                            630
                                                                                                               ------------------
              Comprehensive income                                                                                  $    444,773
                                                                                                               ==================
Equity transactions with noncontrolling interests, net                              (16,880)
Capital contribution
Dividends paid on common stock                                                                      (51,617)
                                                              --------------  --------------   -------------
Balance, December 31, 2009                                            2,549         301,827       1,599,861
Deconsolidation of variable interest entity                                          16,880
Comprehensive income (loss)
    Net income                                                                                      352,472              352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                                                                  576,847
      Pension liability (net of tax ($1,760))                                                                             (3,269)
      Post-retirement liability (net of tax ($654))                                                                       (1,214)
                                                                                                               ------------------
              Comprehensive income                                                                                  $    924,836
                                                                                                               ==================
Capital contribution                                                                  5,000
Employee stock ownership plan                                                        12,200
Dividends paid on common stock                                                                      (92,260)
                                                              --------------  --------------   -------------
Balance, December 31, 2010                                        $   2,549       $ 335,907      $1,860,073
                                                              ==============  ==============   =============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                              ----------------------------------------------------------
                                                                    Accumulated
                                                                       Other                               Total
                                                                   Comprehensive      Noncontrolling   Stockholder's
                                                                   Income (Loss)        Interest           Equity
                                                                 ------------------  ---------------   ---------------

Balance, December 31, 2007                                            $    (55,540)        $      -       $ 1,522,643
Comprehensive income (loss)
    Net income                                                                                6,437           251,114
    Other comprehensive income  (loss)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax $390,545)              (725,299)                          (725,299)
      Pension liability (net of tax ($1,259))                               (2,337)                            (2,337)
      Post-retirement liability (net of tax $682)                            1,266                              1,266
              Comprehensive (loss)
Capital contribution                                                                        127,400           177,400
Dividends paid on common stock                                                                                (46,740)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2008                                                (781,910)         133,837         1,178,047
Cumulative effect of non-credit impairment losses
 from prior periods (net of tax ($3,796))                                   (7,050)                                 -
Comprehensive income (loss)
    Net income                                                                               57,373           196,937
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments,
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $165,204)                                    306,808                            306,808
      Pension liability (net of tax ($1,200))                               (2,229)                            (2,229)
      Post-retirement liability (net of tax $340)                              630                                630
              Comprehensive income
Equity transactions with noncontrolling interests, net                                       16,880
Capital contribution                                                                        296,100           296,100
Dividends paid on common stock                                                                                (51,617)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2009                                                (483,751)         504,190         1,924,676
Deconsolidation of variable interest entity                                                (504,190)         (487,310)
Comprehensive income (loss)
    Net income                                                                                                352,472
    Other comprehensive income (loss)
      Net unrealized gain on available-for-sale investments
       non-credit portion of OTTI, and certain interest
       rate swaps (net of tax $310,610)                                    576,847                            576,847
      Pension liability (net of tax ($1,760))                               (3,269)                            (3,269)
      Post-retirement liability (net of tax ($654))                         (1,214)                            (1,214)
              Comprehensive income
Capital contribution                                                                                            5,000
Employee stock ownership plan                                                                                  12,200
Dividends paid on common stock                                                                                (92,260)
                                                                 ------------------  ---------------   ---------------
Balance, December 31, 2010                                             $    88,613         $      -       $ 2,287,142
                                                                 ==================  ===============   ===============

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                       2010               2009               2008
                                                                   -------------  -----------------  -----------------

OPERATING ACTIVITIES
Net income                                                            $ 352,472          $ 196,937          $ 251,114
Adjustments to reconcile net income to net cash
 provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and present value
     of future profits of acquired businesses                           302,669            235,847            252,821
    Net amortization of premiums and discounts
     on investments                                                    (131,051)           (89,973)           (53,509)
    Amortization of index options                                       179,637            165,439            258,469
    Employee stock ownership plan                                        12,200                  -                  -
    Policy acquisition costs deferred                                  (263,602)          (214,843)          (239,169)
    Sales inducements deferred                                          (92,589)           (74,579)           (96,598)
    Net realized investment (gains) losses and net
     impairment losses recognized in earnings                           (22,989)           (83,356)           (30,371)
    Net (gains) losses on derivatives and derivative
     instruments                                                       (191,371)           157,076             37,865
    Net unrealized gains from variable interest entity                        -            (35,795)           (27,442)
    Provision (benefit) for deferred income taxes                        20,151            (17,781)            21,142
    Net interest credited and product charges on
     universal life and investment policies                             895,216            436,536            365,747
    Changes in other assets and liabilities
      Net receivables                                                   (23,954)           (57,028)            (8,417)
      Net payables                                                       71,909            125,697             18,239
      Policy benefits                                                   102,645             55,813             91,041
      Other, net                                                        (49,117)              (567)             4,410
                                                                   -------------  -----------------  -----------------
              Net cash provided by operating activities               1,162,226            799,423            845,342
                                                                   -------------  -----------------  -----------------

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 and 2008
(Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------------

                                                                      2010               2009               2008
                                                                 ----------------  -----------------  -----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                   5,026,800          7,712,355          8,621,197
    Equity securities                                                    224,575            100,281            138,241
    Mortgage loans                                                        52,252             33,601             43,499
    Derivative instruments                                                     -              9,987             45,877
    Other invested assets                                                 52,778             37,206             26,382
Cost of investments acquired
    Fixed maturities                                                  (6,821,533)        (9,049,051)       (10,928,448)
    Equity securities                                                   (160,158)          (102,725)          (130,751)
    Mortgage loans                                                       (61,773)           (25,893)            (4,720)
    Derivative instruments                                              (125,959)          (162,597)          (423,186)
    Other invested assets                                                (31,865)           (28,219)           (84,276)
Change in cash due to deconsolidation of VIE                            (159,827)                 -                  -
Net change in policy loans                                               (17,207)              (487)           (16,081)
Net change in short-term investments                                     104,634           (175,000)           174,597
Net change in collateral on derivatives                                  (86,174)           183,681            (92,372)
Net change in amounts due to/from brokers                                 30,861            144,838              5,189
                                                                 ----------------  -----------------  -----------------
              Net cash used in investing activities                   (1,972,596)        (1,322,023)        (2,624,852)
                                                                 ----------------  -----------------  -----------------
FINANCING ACTIVITIES
Receipts from universal life and investment  products                  2,906,068          2,779,877          2,798,104
Benefits paid on universal life and investment  products              (2,189,030)        (2,076,795)        (1,870,294)
Net change in repurchase agreements and other borrowings                 (38,643)          (258,701)           820,615
Receipts related to noncontrolling interests, net                              -            296,100            127,400
Capital contributions received                                             5,000                  -             50,000
Dividends paid on common stock                                           (92,257)           (51,617)           (46,740)
                                                                 ----------------  -----------------  -----------------
              Net cash provided by financing activities                  591,138            688,864          1,879,085
                                                                 ----------------  -----------------  -----------------
              Net increase (decrease) in cash                           (219,232)           166,264             99,575
Cash
Beginning of year                                                        269,749            103,485              3,910
                                                                 ----------------  -----------------  -----------------
End of year                                                            $  50,517          $ 269,749          $ 103,485
                                                                 ================  =================  =================
SUPPLEMENTAL INFORMATION
Cash paid during the year for
 Income taxes, paid to parent                                           $ 51,374          $ 204,153          $  59,855
Interest on other borrowings                                               2,381              4,594              5,044

                       The accompanying notes are an integral part of these financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
--------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland National Life Insurance Company and Subsidiaries ("Midland
        National" or the "Company") is a wholly owned subsidiary of Sammons
        Financial Group, Inc. ("SFG"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. MNL Reinsurance Company ("MNL Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in Iowa. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for
        Life and Health Insurance ("North American").

        Midland National is a limited partner in Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC ("the Fund"), a
        private investment company and variable interest entity. At December 31,
        2009 and 2008, Midland National was considered the primary beneficiary under accounting guidance previously in effect and owned 50.9% and 62.9%
        of the Fund, respectively. As the primary beneficiary, the Company consolidated the Fund in its consolidated financial statements. In accordance with new guidance issued by the Financial Accounting
        Standards Board ("FASB"), the Company deconsolidated the Fund as of
        January 1, 2010. See Note 6 for further discussion of the
        deconsolidation of the Fund.

        Basis of Presentation

        The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of
        America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiaries and all entities for which it holds a controlling financial interest. Significant intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment using the equity method of accounting. For certain limited partnerships, the threshold for the equity method of accounting is 5%.

        During 2009, the FASB issued revised guidance effective January 1, 2010, related to VIEs whereby an enterprise is required to perform an analysis on all entities with which it has a financial interest. The analysis requires the evaluation of several characteristics, including the determination of whether an entity has sufficient equity at risk to allow it to adequately finance its activities, the determination of whether the party with the power to direct the activities of the entity has equity investment at risk in the entity, and whether the equity investment at risk lacks the obligation to absorb expected losses or the right to receive expected residual returns. If an entity is determined to be a VIE, the next step is the identification of the primary beneficiary of the VIE. An enterprise is deemed to be the primary beneficiary of a VIE if it has both (i) the power to direct the activities of the entity that most significantly impact the VIE's economic success and (ii) has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE, or both. The
        Company determines whether it is the primary beneficiary of a VIE by performing an analysis that principally considers: (i) the VIE's purpose and design, including the risks the VIE was designed to create and pass through to its variable interest holders, (ii) the VIE's capital structure, (iii) the terms between the VIE and its variable interest holders and other parties involved with the VIE, (iv) which variable interest holders have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, (v) which variable interest holders have the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE and (vi) related party relationships. The party that is the primary beneficiary consolidates the financial results of the VIE. The Company will continue to assess its investments on an ongoing basis as circumstances may change whereby an entity could be determined to be a VIE. The Company could become a primary beneficiary in such a VIE, or an entity's characteristics could change whereby it is no longer a VIE. All of these situations could potentially have a corresponding impact on the Company's consolidated financial statements.

        See Note 6 for further discussion related to the Company's involvement with VIEs.

        Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, income taxes, deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), present value of future profits of acquired businesses ("PVFP") and policy benefit reserves for traditional life insurance policies.

        Interest Rate Risk

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk

        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk

        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Assets, Financial Liabilities, and Financial
        Instruments

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize the fair value option for any of its eligible financial assets or financial liabilities.

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Available-for-sale Securities

        Fair value for fixed maturity securities is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded, fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term Investments

        The carrying amounts for short-term investments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate fair value due to their short-term nature.

        Derivative Instruments

        Fair value for options are based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, credit default swaps, interest rate floors and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other Invested Assets

        Other invested assets consist primarily of limited partnerships. The
        Company adopted guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent) for the year ended December 31, 2009. The guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment
        (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The Company's limited partnerships are measured using this method.

        Reinsurance Receivables - Embedded Derivatives from Reinsurance ceded

        Fair value for embedded derivatives related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Separate Account Assets

        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder Account Balances

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Fair value for embedded derivatives related to indexed life and annuity products is determined based on models the Company has developed to estimate the fair value of the liabilities.

        Repurchase Agreements, other Borrowings and Collateral on Derivative
        Instruments

        The fair value of the Company's reverse repurchase agreements is tied to the market value of the underlying collateral securities. The fair value of other borrowings which consist of borrowings from the Federal Home
        Loan Bank of Des Moines ("FHLB"), approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of money market funds.

        Investments and Investment Income

        Available-for-sale Securities

        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the consolidated balance sheets. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains (losses) and noncredit related impairment losses included as a component of other comprehensive income
        (loss) ("OCI") in the consolidated statements of stockholder's equity.
        OCI is reported net of related adjustments to DAC, DSI, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).

        As previously discussed in the Organization section of this footnote, the Company consolidated the Fund at December 31, 2009 and 2008. As an investment company, the Fund did not classify its fixed maturity investments into the three previously described categories. In addition, the Fund, and therefore the Company in its consolidation of the Fund, reported its fixed maturity investments at fair value but the unrealized gains and losses were reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of OCI in the consolidated statements of stockholder's equity. The Company has included $1,265,946 in available-for-sale fixed maturity securities of the Fund in the accompanying consolidated balance sheets as of December 31, 2009. The unrealized gains on these fixed maturity securities of $34,739 and $27,311 for the years ended December
        31, 2009 and 2008, respectively, were reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the Fund held one preferred stock that was reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security was $3,049 as of
        December 31, 2009 and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, was reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income. Subsequent to the deconsolidation of the Fund, the fair value of the Company's equity position in the Fund of $627,226 is reported in other invested assets in the consolidated balance sheets at December 31, 2010. See Note 6 for further discussion of the deconsolidation the Fund.

        For collateralized mortgage obligations ("CMOs") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $84,434 and $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2010 and 2009, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMOs and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment ("OTTI") policy. At December 31, 2010 and 2009, 76% and 62%, respectively, of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage Loans

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 38% of the Company's mortgage loan portfolio is located in
        Florida, Georgia, North Carolina, and South Carolina and 14% is located in California, Oregon and Washington. The composition of the mortgage loan portfolio by property characteristic category as of December 31,
        2010 was as follows: Office 19%, Industrial 11%, Residential 12%, Retail
        4%, Apartment 2%, and Other 52%. During 2010, six new mortgages were originated for $58,890. Two new mortgages were originated in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company's mortgage loan portfolio includes reverse mortgages, which are first liens on the related residential properties located primarily in California and
        Florida. At December 31, 2010, the reported value of these reverse mortgages was $29,456. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on nonperforming loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized impairment charges against earnings of
        $1,036 (two loans) and $1,530 (four loans) for the years ended December
        31, 2010 and 2009, respectively. There was no impairment charge recognized in 2008.

        Policy Loans

        Policy loans are carried at unpaid principal balances.

        Short-term Investments

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost.

        Derivative Instruments

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options, interest rate floors, interest rate swaps and credit default swaps are reported at fair value. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Other Invested Assets

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded on the fair value, cost, equity or consolidation method of accounting depending on the respective ownership percentage, ability to control or election to apply fair value accounting. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet.
        In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. These investments are reviewed for impairment on a periodic basis. The aggregate carrying value of investments recorded on the cost method was $39,176 and $40,092 as of
        December 31, 2010 and 2009, respectively.

        Other-than-temporary Impairment Losses

        The Company reviews its investments to determine if declines in value are other-than-temporary. During the latter part of 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company traded its fixed income securities. The credit market conditions improved during 2009 and improvements in credit markets and a low interest rate environment during 2010 resulted in additional fair value gains in the Company's fixed income securities portfolio. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an OTTI has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a noncredit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost.
        The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the noncredit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2010, 2009 and 2008, the Company recorded $71,582, $71,471 and
        $87,404, respectively, of realized losses as a result of OTTI. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance in 2009. For the fixed income securities held at the beginning of 2009 for which an
        OTTI was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated OCI. The amount of the cumulative effect adjustment recognized by the Company was $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Investment Income

        Investment income is recorded when earned. Net realized investment gains
        (losses) are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash consists of demand deposits and noninterest bearing deposits held by custodial banks.

        Derivatives and Derivative Instruments

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The changes in fair value of derivative instruments designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains
        (losses) on derivatives and derivative instruments. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives and derivative instruments in the period of change.

        Derivative instruments are carried at fair value, with certain changes in fair value reflected in OCI in the consolidated statements of stockholder's equity (for those derivatives designated as effective
        "cash flow hedges") while other changes in derivative fair value related to effective fair value hedges and nonhedge derivatives are reflected as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The Company has certain reinsurance arrangements and debt instruments containing embedded derivatives due to the incorporation of credit risk exposures that are not clearly and closely related to the
        creditworthiness of the obligor.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued Investment Income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive.

        Deferred Policy Acquisition Costs

        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's DAC.

        Deferred Sales Inducements

        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 8 for further discussion of the Company's DSI.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through OCI as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses

        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $1,546, $1,300, $1,119, $1,248 and $1,180 of the existing PVFP over the next five years. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 8 for further discussion of the Company's PVFP.

        Retrospective adjustments of DAC, DSI, and PVFP are made periodically upon revision of estimates of current or future gross profits on interest sensitive and investment-type products to be realized from a group of policies.

        Reinsurance Receivables

        Liabilities ceded to reinsurance companies and receivables related to obligations due from those companies to the Company are reported as reinsurance receivables. Funds withheld liabilities and embedded derivatives associated with certain annuity coinsurance with funds withheld agreements are also reported as reinsurance receivables. The
        Company uses reinsurance for capital relief and risk mitigation on life and annuity products. The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The
        Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate Account Assets and Liabilities

        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at fair value. The underlying investment risks are assumed by the policyholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in separate account assets and liabilities in the consolidated balance sheets. The Company reports the fees earned for administrative and policyholder services performed for the separate accounts as a component of other income in the consolidated statements of income.

        Policy Claims and Benefits Payable

        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in benefits incurred on the consolidated statements of income.

        Recognition of Traditional Life Insurance Revenue and Policy Benefits

        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of DAC.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated balance sheets of $1,049,300 and $1,003,106 at
        December 31, 2010 and 2009, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged from and 6.00% to 9.00% in 2010 and 2009.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")

        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $24,817,393 and
        $23,244,885 at December 31, 2010 and 2009, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 1.00% to 6.60%
        in 2010 and from 2.00% to 7.50% in 2009. For certain contracts, these crediting rates extend for periods in excess of one year.

        Repurchase Agreements

        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2010 and 2009, there were
        $2,063,855 and $2,424,585, respectively, of such agreements outstanding.
        The collateral for these agreements is held in short-term investments and fixed maturities in the consolidated balance sheets.

        Dividends and Distributions

        Payment of dividends or other distributions of the insurance subsidiaries are limited by statute, which is generally limited to the greater of the insurance companies' prior year statutory net income or
        10% of the insurance companies' statutory surplus at the previous year end date.

        See Note 13 for further discussion on the Company's statutory financial data and dividend restrictions.

        Income Taxes

        The Company is a member of the Sammons Enterprises Inc. ("SEI")
        consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
        Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from,
        SEI in the amount they would have paid to, or received from, the
        Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income

        Comprehensive income for the Company includes net income and OCI, which includes pension liability and post-retirement liability, net unrealized investment gains (losses) on available-for-sale securities, noncredit portion of OTTI losses, and interest rate swaps accounted for as cash flow hedges (net of related adjustments to intangibles and deferred income taxes).

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently Adopted Authoritative Guidance

        Fair Value Measurements

        Effective January 1, 2010, the Company adopted the additional guidance on disclosures for fair value measurements as issued by the FASB. The new disclosures add a requirement to disclose transfers in and out of
        Level 1 and 2 measurements and clarify two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques.
        The adoption of the new guidance had no impact on the consolidated financial statements, but did increase the disclosures related to fair value.

        Other-than-temporary Impairments

        In April 2009, the FASB issued amended guidance on the recognition and presentation of OTTI and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. In addition, if the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss which is recognized as a charge against earnings and a noncredit related loss that is recognized in accumulated other comprehensive loss. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI.
        The Company adopted the guidance as required on January 1, 2009, recorded a reclassification of $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required.

        See Note 1 for additional discussion on this guidance.

        Transfers of Financial Assets

        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        The Company adopted the guidance January 1, 2010. The new guidance did not have a material effect on the consolidated financial statements.

        Variable Interest Entities

        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether a company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether a company is the primary beneficiary of a VIE, which could result in deconsolidation of previously consolidated entities. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The Company adopted the guidance effective January 1, 2010. The Company has evaluated its investments in limited partnerships, a re-securitization trust, and the Fund to determine if there are VIE's which would require consolidation or deconsolidation in accordance with this new guidance.
        As a result of adopting the new guidance the Company determined a previously consolidated VIE should be deconsolidated.

        See Note 6 for further discussion.

        Recently Issued Authoritative Guidance

        Fair Value Measurements

        In January 2010, the FASB issued additional guidance on improving disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward. This guidance is effective for fiscal years beginning after December 15,
        2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Investments Held through Separate Accounts

        In April 2010, the FASB issued additional guidance that clarifies an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer's interests. A company should not combine general account and separate account interests in the same investment when assessing the investment for consolidation. Additionally, the guidance does not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. The guidance also provides guidance on how an insurer should consolidate an investment fund in situations in which the insurer concludes that consolidation is required. The guidance is effective for fiscal years beginning after December 15, 2010. The Company does not expect the guidance to have a material effect on the consolidated financial statements.

        Allowance for Credit Losses

        In July 2010, the FASB issued guidance related to disclosures about the credit quality of financing receivables and the allowance for credit losses. The guidance requires disclosures that facilitate financial statement users in evaluating the nature of credit risk inherent in the portfolio of financing receivables; how that risk is analyzed and assessed in arriving at the allowance for credit losses; and any changes and the reasons for those changes to the allowance for credit losses.
        The guidance requires several new disclosures regarding the reserve for credit losses and other disclosures related to the credit quality of the
        Company's mortgage loan portfolio. The new disclosure requirements are effective for reporting periods ending after December 15, 2011. The guidance does not change current accounting guidance but requires additional disclosures. The Company believes the guidance will not have any impact on the consolidated financial statements, but will increase the disclosures about the allowance for credit losses.

        Deferred Policy Acquisition Costs and Deferred Sales Inducements

        In October 2010, the FASB issued guidance on accounting for costs associated with acquiring or renewing insurance contracts. The guidance addresses diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. The guidance defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The guidance also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research, and other administrative costs related to the acquisition of insurance contracts. The guidance is effective for periods beginning after
        December 31, 2011 and is to be applied prospectively. Early adoption and retrospective application are optional. The Company is currently evaluating the impact the new guidance will have on the consolidated financial statements, but it could be material.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                            December 31, 2010                     December 31, 2009
                                                     ----------------------------------  ------------------------------------
                                                       Carrying          Estimated           Carrying          Estimated
                                                        Value            Fair Value           Value            Fair Value
                                                     ---------------  -----------------  -----------------  -----------------

Financial assets
Available-for-sale
    Fixed maturities                                   $ 24,516,373       $ 24,516,373       $ 22,256,805       $ 22,256,805
    Equity securities                                       424,953            424,953            462,328            462,328
Mortgage loans                                              247,133            219,546            241,001            207,576
Short-term investments                                      248,637            248,637            353,271            353,271
Derivative instruments                                      425,656            425,656            435,085            435,085
Other invested assets                                       983,630            998,669            337,514            362,471
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                          26,061             26,061              6,676              6,676
Separate account assets                                   1,001,274          1,001,274            934,472            934,472
Financial liabilities
Policyholder account balances
    Investment-type insurance contracts                $ 14,193,220       $ 12,724,974       $ 12,808,780       $ 11,444,929
    Indexed life and annuity embedded derivatives           (40,622)           (40,622)            26,158             26,158
Repurchase agreements, other borrowings
 and collateral on derivative instruments                $2,527,412         $2,527,412         $2,974,315         $2,974,315
Derivative instruments                                       10,541             10,541             51,187             51,187

        Fair Value Measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using nonbinding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and noninterest bearing cash. As required by the fair value measurements guidance, the
        Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period.
        The Company relies on third party pricing services and independent broker quotes to value fixed maturity and equity securities. The third party pricing service uses a discounted cash flow model or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value in the consolidated balance sheets as of December 31, 2010 and 2009 by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1:

                                                                                    December 31, 2010
                                                      --------------------------------------------------------------------------
                                                        Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs            Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      ----------------   -----------------  -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
    U.S. government and agencies                                  $ -         $ 3,357,124                $ -        $ 3,357,124
    Municipal securities                                            -           3,015,347                  -          3,015,347
    Corporate securities                                            -           7,422,540          1,148,275          8,570,815
    Residential mortgage-backed securities                          -           2,864,008            205,743          3,069,751
    Commercial mortgage-backed securities                           -           1,417,735                 94          1,417,829
    Asset-backed securities                                         -           2,456,071          2,457,780          4,913,851
    Other debt obligations                                          -              84,254             87,402            171,656
                                                      ----------------   -----------------  -----------------  -----------------
              Total fixed maturities                          $     -        $ 20,617,079         $3,899,294       $ 24,516,373
Equity securities
    Financial services                                        $     -           $ 287,542          $  10,826          $ 298,368
    Other                                                           -              86,762             39,823            126,585
                                                      ----------------   -----------------  -----------------  -----------------
              Total equity securities                         $     -           $ 374,304          $  50,649          $ 424,953
Derivative instruments
    Options                                                   $     -           $ 209,211            $     -          $ 209,211
    Interest rate swaps, credit default swaps
    and interest rate floors                                        -              23,143                  -             23,143
    Futures                                                   193,302                   -                  -            193,302
                                                      ----------------   -----------------  -----------------  -----------------
           Total derivative instruments                     $ 193,302           $ 232,354            $     -          $ 425,656
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded                            $     -             $     -          $ (23,614)         $ (23,614)
    Indexed annuity funds withheld                                  -                   -             49,675             49,675
                                                      ----------------   -----------------  -----------------  -----------------
              Total reinsurance receivables                   $     -             $     -          $  26,061          $  26,061
Separate account assets                                    $1,001,274             $     -            $     -         $1,001,274
Financial liabilities (carried at fair value)
Policy account balances - index
 life and annuity embedded derivatives                              -                   -            (40,622)           (40,622)
Derivative instruments
    Interest rate swaps and credit default swaps                    -              10,541                  -             10,541
                                                      ----------------   -----------------  -----------------  -----------------
              Total derivative instruments                    $     -           $  10,541            $     -          $  10,541

                                                                               December 31, 2009
                                                  ---------------------------------------------------------------------------
                                                    Quoted Prices
                                                     in Active          Significant
                                                    Markets for            Other           Significant
                                                     Identical          Observable         Unobservable
                                                    Instruments           Inputs              Inputs
                                                     (Level 1)           (Level 2)          (Level 3)            Total
                                                  -----------------   ----------------   -----------------  -----------------

Financial assets (carried at fair value)
Fixed maturities
U.S. government and agencies                               $     -         $3,254,711             $     -         $3,254,711
Non U.S. governments                                             -                  -                   -                  -
Corporate securities                                             -          6,617,649             754,956          7,372,605
Residential mortgage-backed securities                           -          1,942,431           1,154,910          3,097,341
Commercial mortgage-backed securities                            -          1,289,682              65,423          1,355,105
Asset-backed securities                                          -          1,943,826           2,836,787          4,780,613
Other debt obligations                                           -          2,157,165             239,265          2,396,430
                                                  -----------------   ----------------   -----------------  -----------------
              Total fixed maturities                             -         17,205,464           5,051,341         22,256,805
Equity securities                                                -            437,084              25,244            462,328
Derivative instruments                                           -            435,085                   -            435,085
Reinsurance receivables - embedded
 derivatives from reinsurance ceded                              -                  -               6,676              6,676
Separate account assets                                    934,472                  -                   -            934,472
Financial liabilities (carried at fair value)
Policy account balances - indexed
 life and annuity embedded derivatives                     $     -            $     -           $  26,158          $  26,158
Derivative instruments                                      23,159             28,028                   -             51,187

        Approximately 16% and 23% of the total fixed maturities are included in the Level 3 group at December 31, 2010 and 2009, respectively.

        The following tables summarize certain marketable securities and investments categorized as Level 3 by valuation methodology as of
        December 31, 2010 and 2009:

                                                                            December 31, 2010
                                                        -----------------------------------------------------------
                                                           Third-party            Priced
                                                             Source             Internally             Total
                                                        ------------------  -------------------  ------------------

Fixed maturities
    Corporate securities                                        $  83,957          $ 1,064,318         $ 1,148,275
    Residential mortgage-backed securities                              -              205,743             205,743
    Commercial mortgage-backed securities                               -                   94                  94
    Asset-backed securities                                             -            2,457,780           2,457,780
    Other debt obligations                                              -               87,402              87,402
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                               83,957            3,815,337           3,899,294
Equity securities
    Financial services                                                  -               10,826              10,826
    Other                                                               -               39,823              39,823
                                                        ------------------  -------------------  ------------------
              Total fixed maturities                                    -               50,649              50,649
                                                        ------------------  -------------------  ------------------
                                                                $  83,957          $ 3,865,986         $ 3,949,943
                                                        ==================  ===================  ==================
              Percent of total                                        2%                 98%               100%
                                                        ==================  ===================  ==================

                                                                            December 31, 2009
                                                       ------------------------------------------------------------
                                                          Third-party            Priced
                                                            Source             Internally             Total
                                                       ------------------   ------------------  -------------------

Fixed maturities
    Corporate securities                                      $  181,604           $  573,352           $  754,956
    Residential mortgage-backed securities                         2,350            1,152,560            1,154,910
    Commercial mortgage-backed securities                         50,965               14,458               65,423
    Asset-backed securities                                       96,342            2,740,446            2,836,788
    Other debt obligations                                       118,179              121,085              239,264
                                                       ------------------   ------------------  -------------------
              Total fixed maturities                             449,440            4,601,901            5,051,341
Equity securities                                                      -               25,244               25,244
                                                       ------------------   ------------------  -------------------
                                                       ------------------   ------------------  -------------------
                                                              $  449,440          $ 4,627,145          $ 5,076,585
                                                       ==================   ==================  ===================
              Percent of total                                       9%                 91%                100%
                                                       ==================   ==================  ===================

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2010 and 2009 are as follows:

                                                                  December 31, 2010
                                  ----------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of     Ending
                                   Balance      Net Income       OCI          (Net)      Level 3 (A)      Balance
                                  -----------  --------------------------  ------------ --------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   Municipal securities            $ 132,606        $    -        $    -        $    -     $ (132,606)       $    -
   Corporate securities              754,957           578        63,256       122,218        207,266     1,148,275
   Residential mortgage-
    backed securities                470,648        (4,974)       43,211       (75,718)      (227,424)      205,743
   Commercial mortgage-
    backed securities                749,685       (33,538)       47,736        (1,462)      (762,327)           94
   Asset-backed securities         2,836,786       (25,459)       73,442       193,320       (620,309)    2,457,780
   Other debt obligations            106,659           109         5,654        10,487        (35,507)       87,402
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total fixed maturities   $ 5,051,341    $ (63,284)    $ 233,299     $ 248,845    $(1,570,907)  $ 3,899,294
Equity securities
   Financial services               $ 25,245      $ 13,211      $ (1,293)    $ (26,337)       $     -      $ 10,826
   Other                                   -             -           (42)       39,865              -        39,823
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total equity securities    $ 25,245      $ 13,211      $ (1,335)     $ 13,528        $     -      $ 50,649
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded
   Indexed annuity
    products ceded                  $ (6,133)    $ (17,481)       $    -        $    -        $     -     $ (23,614)
   Indexed annuity funds
    withheld                          12,809        36,866             -             -              -        49,675
                                  -----------  ------------  ------------  ------------ --------------  ------------
         Total reinsurance
          receivables               $  6,676      $ 19,385        $    -        $    -        $     -      $ 26,061
Financial liabilities
 (carried at fair value)
   Policy account balances -
    indexed life and annuity
    embedded derivatives (B)        $ 26,158      $ 66,780        $    -        $    -        $     -     $ (40,622)

        (A) Included in the transfers in and/or out line above is $1,475,940 of securities priced using unobservable data at December 31, 2009 that were valued by a pricing service using observable market data at
            December 31, 2010, and $413,113 of securities transferred into Level
            3 that did not have enough observable data to include in Level 2 at
            December 31, 2010. An additional $507,076 was included in transfers out due to the deconsolidation of the Fund.

        (B) Excludes host accretion and the timing of posting index credits, which are included in insurance benefits in the consolidated statements of income.

                                                                December 31, 2009
                                 ---------------------------------------------------------------------------------
                                                Realized and Unrealized    Purchases,
                                                    Gains (Losses)         Issuances,
                                               --------------------------     and       Transfers in
                                  Beginning    Included in   Included in   Settlements  and/or out of   Ending
                                   Balance      Net Income       OCI         (Net)      Level 3 (A)     Balance
                                 ------------  -------------------------- ------------  ------------  ------------

Financial assets
 (carried at fair value)
Fixed maturities
   U.S. government
    and agencies                     $   350        $    -        $    -      $  (350)       $    -        $    -
   Corporate securities              685,419       (15,881)       63,431       52,719       (30,731)      754,957
   Residential mortgage-
    backed securities                674,905        37,142       (58,819)    (182,580)            -       470,648
   Commercial mortgage-
    backed securities                779,207       (38,297)       65,224      (45,507)      (10,942)      749,685
   Asset-backed securities         2,909,773       (50,704)     (272,470)     428,053      (177,866)    2,836,786
   Other debt obligations             94,813        (1,899)       (3,638)     173,809       (23,820)      239,265
                                 ------------  ------------  ------------ ------------  ------------  ------------
        Total fixed maturities   $ 5,144,467     $ (69,639)    $(206,272)   $ 426,144     $(243,359)  $ 5,051,341
Equity securities                   $ 76,522     $ (21,369)     $ 10,890    $ (15,102)    $ (25,697)     $ 25,244
Reinsurance receivables -
 embedded derivatives
 from reinsurance ceded            $ (35,680)     $ 42,356        $    -       $    -        $    -      $  6,676
Financial liabilities
 (carried at fair value)
Policy account balances -
 indexed life and annuity
 embedded derivatives (B)          $(416,478)    $(442,636)       $    -       $    -        $    -      $ 26,158

        (A) Included in the transfers in and/or out line above is $453,447 of securities priced using unobservable data at December 31, 2008 that were valued by a pricing service that uses observable market data at
            December 31, 2009, and $184,391 of securities that were transferred into Level 3 that did not have enough observable data to include in
            Level 2 at December 31, 2009.

        (B) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses) included in earnings related to financial instruments categorized at Level 3 still held at December 31, 2010 and
        2009 are as follows:

                                                            2010                2009
                                                     -----------------   -----------------

Financial assets (carried at fair value)
Fixed maturities
    Corporate securities                                     $ (5,974)            $ 1,730
    Residential mortgage-backed securities                     (3,607)             (6,707)
    Commercial mortgage-backed securities                     (33,515)             (5,165)
    Asset-backed securities                                   (18,214)                  -
    Other debt obligations                                        106                 261
                                                     -----------------   -----------------
             Total fixed maturities                        $  (61,204)         $   (9,881)
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Index annuity products ceded                           $  (17,481)         $  109,466
    Index annuity funds withheld                               36,866             (67,110)
                                                     -----------------   -----------------
             Total reinsurance receivables                  $  19,385           $  42,356
Financial liabilities (carried at fair value)
Policy account balances - indexed life and
 annuity embedded derivatives                               $  66,780          $ (442,636)

        The following table shows the investments which are included in other invested assets (primarily limited partnerships) in the consolidated balance sheets:

                             December 31, 2010                      December 31, 2009
                     ------------------------------------  -------------------------------------
                          Fair              Unfunded             Fair              Unfunded
                         Value             Commitments          Value            Commitments
                     ----------------   -----------------  -----------------   -----------------

Fixed income              $  861,438           $  56,892         $  226,862           $  75,895
Private equity                93,299              21,798             95,846              19,533
Real estate                   43,876              29,408             39,707              33,976
Other                             56                   -                 56                   -
                     ----------------   -----------------  -----------------   -----------------
                          $  998,669          $  108,098         $  362,471          $  129,404
                     ================   =================  =================   =================

        Limited partnership interests included in other investments above, are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND INVESTMENT INCOME

        Available-for-sale Securities

        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2010 and 2009 are as follows:

                                                                       December 31, 2010
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,432,038           $  96,842         $  171,756         $ 3,357,124
    Municipal securities                         3,044,016              48,063             76,732           3,015,347
    Corporate securities                         8,452,057             450,301            331,543           8,570,815
    Residential mortgage-backed
     securities                                  2,862,181             263,291             55,721           3,069,751
    Commercial mortgage-backed
     securities                                  1,428,109              55,274             65,554           1,417,829
    Asset-backed securities                      4,964,958             136,210            187,317           4,913,851
    Other debt obligations                         171,061               4,040              3,445             171,656
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             24,354,420           1,054,021            892,068          24,516,373
Equity securities
    Financial services                             292,121              19,160             12,913             298,368
    Other                                          126,079               3,634              3,128             126,585
                                          -----------------   -----------------  -----------------   -----------------
             Total equity securities               418,200              22,794             16,041             424,953
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale         $ 24,772,620         $ 1,076,815          $ 908,109        $ 24,941,326
                                          =================   =================  =================   =================

                                                                       December 31, 2009
                                          ----------------------------------------------------------------------------
                                                                   Gross              Gross             Estimated
                                             Amortized           Unrealized         Unrealized             Fair
                                                Cost               Gains              Losses              Value
                                          -----------------   -----------------  -----------------   -----------------
Fixed maturities
    U.S. government and agencies               $ 3,516,095           $  20,070         $  281,455         $ 3,254,710
    Corporate securities                         7,707,269             308,254            642,916           7,372,607
    Residential mortgage-backed
     securities                                  2,990,682             180,952             74,293           3,097,341
    Commercial mortgage-backed
     securities                                  1,758,406              17,680            420,981           1,355,105
    Asset-backed securities                      4,958,375             118,026            295,788           4,780,613
    Other debt securities                        2,477,201              32,623            113,395           2,396,429
                                          -----------------   -----------------  -----------------   -----------------
             Total fixed maturities             23,408,028             677,605          1,828,828          22,256,805
Equity securities                                  468,575              17,928             24,175             462,328
                                          -----------------   -----------------  -----------------   -----------------
             Total available-for-sale          $23,876,603          $  695,533        $ 1,853,003         $22,719,133
                                          =================   =================  =================   =================

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2010 and 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2010                                2009
                                                   ----------------------------------  ----------------------------------
                                                      Amortized         Estimated         Amortized         Estimated
                                                        Cost           Fair Value           Cost           Fair Value
                                                   ----------------  ----------------  ----------------  ----------------

Due in one year or less                                  $ 164,997         $ 163,659         $  98,940         $  94,482
Due after one year through five years                    1,536,679         1,574,353         1,591,569         1,570,708
Due after five years through ten years                   3,572,585         3,805,590         3,247,617         3,309,331
Due after ten years                                     10,570,356        10,296,314         9,523,683         8,747,613
Securities not due at a single maturity date
 (primarily mortgage-backed securities)                  8,509,803         8,676,457         8,946,219         8,534,671
                                                   ----------------  ----------------  ----------------  ----------------
             Total fixed maturities                   $ 24,354,420      $ 24,516,373      $ 23,408,028      $ 22,256,805
                                                   ================  ================  ================  ================

        Gross Unrealized Losses

        The Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                    December 31, 2010
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies        $ 462,300      $ 38,230    $ 976,610    $ 133,526     $1,438,910    $ 171,756
   Municipal securities                  661,944        22,129    1,034,481       54,603      1,696,425       76,732
   Corporate securities                  850,308        27,257    2,122,137      304,286      2,972,445      331,543
   Residential mortgage-backed
    securities                           108,946         3,132      334,160       52,589        443,106       55,721
   Commercial mortgage-backed
    securities                            37,677         1,146      459,780       64,408        497,457       65,554
   Asset-backed securities               448,191        19,971    1,345,738      167,346      1,793,929      187,317
   Other debt securities                  10,444           211       69,635        3,234         80,079        3,445
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      2,579,810       112,076    6,342,541      779,992      8,922,351      892,068
Equity securities
   Financial services                     24,017         2,565       73,939       10,348         97,956       12,913
   Other                                  38,662           562       25,163        2,566         63,825        3,128
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total equity securities        62,679         3,127       99,102       12,914        161,781       16,041
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 2,642,489    $ 115,203  $ 6,441,643    $ 792,906     $9,084,132    $ 908,109
                                      ===========  ============ ============  ===========  ============= ============

                                                                    December 31, 2009
                                      -------------------------------------------------------------------------------
                                        Less than 12 Months        12 Months or More                 Total
                                      ------------------------- -------------------------  --------------------------
                                                      Gross                     Gross                       Gross
                                         Fair      Unrealized      Fair       Unrealized       Fair      Unrealized
                                        Value        Losses        Value        Losses        Value        Losses
                                      -----------  ------------ ------------  -----------  ------------- ------------

Fixed maturities
   U.S. government and agencies       $ 1,944,502    $ 140,052    $ 463,671    $ 141,403     $2,408,173    $ 281,455
   Corporate securities                  609,100        34,394    3,221,176      608,522      3,830,276      642,916
   Residential mortgage-backed
    securities                           371,533        50,065      189,245       24,228        560,778       74,293
   Commercial mortgage-backed
    securities                            31,679         2,428    1,150,235      418,553      1,181,914      420,981
   Asset-backed securities             1,442,584        54,538    1,260,694      241,250      2,703,278      295,788
   Other debt securities               1,205,209        47,817      524,237       65,578      1,729,446      113,395
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total fixed maturities      5,604,607       329,294    6,809,258    1,499,534     12,413,865    1,828,828
Equity securities                         25,775           213      189,218       23,962        214,993       24,175
                                      -----------  ------------ ------------  -----------  ------------- ------------
           Total available-for-sale   $ 5,630,382    $ 329,507  $ 6,998,476   $ 1,523,496  $ 12,628,858  $ 1,853,003
                                      ===========  ============ ============  ===========  ============= ============

        At December 31, 2010, the Company held 5,412 positions in fixed income and equity securities. The above table, as of December 31, 2010 includes
        648 securities of 448 issuers. At December 31, 2010, 84% of the unrealized losses on fixed maturities were securities rated investment grade. Investment grade securities are defined as those securities rated
        AAA through BBB - by Standard & Poor's. At December 31, 2010, 16% of the
        unrealized losses on fixed maturities were on securities rated below investment grade. Equity securities in the above table consist primarily of nonredeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At
        December 31, 2010, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 91% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2010.

        U.S Government and Agencies

        The unrealized losses on U.S. Government and agencies, which represent
        19% of total unrealized losses at December 31, 2010, are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2010.

        Municipal Securities

        The municipal category, which represents 8% of the unrealized losses at
        December 31, 2010, includes bonds issued by state and local governments and school district tax credit bonds. The unrealized losses in this category are primarily the result of concerns regarding possible defaults by state and local governments. The Company does not believe there will be significant defaults in this sector in the short or long-term. To a lesser degree, the unrealized losses are also the result of increases in market interest rates since the securities in an unrealized loss position were purchased. The Company believes it will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, therefore an OTTI has not been recognized in this sector.

        Corporate Securities

        The largest unrealized losses in corporate securities, which represent
        37% of unrealized losses at December 31, 2010, are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily attributable to the continuing wide spreads relative to other corporate sectors and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large
        U.S. national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential Mortgage-backed Securities ("RMBS")

        The unrealized losses on RMBS, which represents 6% of unrealized losses at December 31, 2010, are concentrated in the nonagency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in spreads widening on those securities that are being traded. The unrealized losses on these securities have narrowed as of December 31, 2010 compared to the unrealized losses at December 31, 2009. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an OTTI is recognized.
        In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an OTTI is not recognized.

        Commercial Mortgage-backed Securities ("CMBS")

        The unrealized losses on CMBS, which represent 7% of unrealized losses at December 31, 2010, are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. The market activity has improved for CMBS in 2010.
        The unrealized losses on these securities have narrowed as of December
        31, 2010 compared to the unrealized losses at December 31, 2009. The
        Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize OTTI on CMBS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The Company has performed cash flow projection analyses on all of its other CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Asset-backed Securities ("ABS")

        The unrealized losses in ABS, which represent 21% of unrealized losses at December 31, 2010, are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans.
        The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes OTTI in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. This category also includes fixed income securities containing embedded derivatives. The Company did recognize OTTI on ABS during 2010 and 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Other Debt Obligations

        This category primarily consists of credit tenant loans. The unrealized losses in this category are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes OTTI in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an OTTI is not recognized.

        Equity Securities

        This category, which represents 2% of unrealized losses at December 31,
        2010, primarily consists of nonredeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized OTTI in situations where the Company has determined it will not receive all amounts contractually due. In other situations the
        Company has determined it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost and an OTTI has not been recognized.

        Other-than-temporary Impairments

        As a result of the Company's review of OTTI of investment securities, the Company recorded net impairment losses recognized in earnings during
        2010, 2009 and 2008 as summarized in the following table:

                                                                     2010             2009            2008
                                                                ---------------  ---------------  --------------

Corporate securities                                                  $ 14,783         $ 28,220        $ 51,853
Residential mortgage-backed securities                                   9,067            3,986               -
Commercial mortgage-backed securities                                   32,798           37,570          11,142
Asset-backed securities                                                 13,898              165          16,176
Preferred stock                                                              -                -           8,233
Commercial mortgage loans                                                1,036            1,530               -
                                                                ---------------  ---------------  --------------
             Net impairment loss recognized in earnings               $ 71,582         $ 71,471        $ 87,404
                                                                ===============  ===============  ==============

        The following is a rollforward of credit losses for the years ended
        December 31, 2010 and 2009 on fixed maturities held by the Company for which a noncredit portion of an OTTI impairment was recognized in OCI:

                                                                              2010               2009
                                                                        -----------------  -----------------

Balance, January 1                                                             $  29,636          $   1,237
Additions for newly impaired securities                                           18,974             52,208
Additions for previously impaired securities                                           -              1,417
Reductions for impaired securities sold                                          (18,134)           (25,226)
                                                                        -----------------  -----------------
Balance, December 31                                                           $  30,476          $  29,636
                                                                        =================  =================

        The amounts of noncredit related OTTI losses recorded on fixed maturities that remain in accumulated OCI at December 31, 2010 and 2009 are summarized as follows:

                                                                              2010               2009
                                                                        -----------------  -----------------

Corporate securities                                                           $  17,093            $     -
Residential mortgage-backed securities                                                98                 56
Commercial mortgage-backed securities                                              2,221              6,756
Asset-backed securities                                                              601              6,008
                                                                        -----------------  -----------------
             Total OTTI losses in accumulated OCI                              $  20,013          $  12,820
                                                                        =================  =================

        Investment Income and Investment Gains (Losses)

        The major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                          2010                2009               2008
                                                    -----------------   -----------------  -----------------

Gross investment income
    Fixed maturities                                     $ 1,101,486         $ 1,134,910        $ 1,090,408
    Equity securities                                         24,824              24,005             21,087
    Mortgage loans                                            14,246              13,591             17,853
    Policy loans                                              22,068              21,830             22,155
    Short-term investments                                     2,709               1,269             11,356
    Derivative instruments                                    70,743             (70,064)           (93,490)
    Other invested assets                                    201,803             (26,654)            12,281
                                                    -----------------   -----------------  -----------------
             Total gross investment income                 1,437,879           1,098,887          1,081,650
Less:  Investment expenses                                    30,171              39,279            115,210
                                                    -----------------   -----------------  -----------------
             Net investment income                       $ 1,407,708         $ 1,059,608         $  966,440
                                                    =================   =================  =================

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities. The major categories of realized investment gains and (losses) reflected in the consolidated statements of income are summarized as follows:

                                                          2010               2009                2008
                                                    -----------------  ------------------  -----------------

Fixed maturities                                           $  79,262          $  176,244         $  134,848
Equity securities                                             15,903             (19,902)           (17,472)
Mortgage loans                                                  (491)               (600)                 -
Short-term                                                      (103)               (915)               399
                                                    -----------------  ------------------  -----------------
            Net realized investment gains                  $  94,571          $  154,827         $  117,775
                                                    =================  ==================  =================

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding OTTI losses, maturities, calls, and prepayments) during
        2010, 2009 and 2008, were as follows:

                                      2010                            2009                           2008
                          ------------------------------  ------------------------------  ------------------------------
                              Fixed          Equity           Fixed          Equity           Fixed          Equity
                           Maturities      Securities      Maturities      Securities      Maturities      Securities
                          --------------  --------------  --------------  --------------  -------------- ---------------

Proceeds from sales         $ 2,366,174      $  197,853     $ 6,155,856      $  100,281     $ 7,203,254      $  138,230
Gross realized gains            133,475          21,327         377,031           6,219         200,056           1,014
Gross realized losses           (72,294)         (4,702)       (215,126)        (26,122)        (68,395)        (18,485)

        Credit Risk Concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had the following investments categorized as asset-backed securities that exceeded 10% of the
        Company's stockholder's equity at December 31, 2010:

        Guggenheim Partners Opportunistic
         Investment Grade Securities Fund, LLC        $  627,226
        Wilshire, PA                                     210,218

        Other

        Federal Home Loan Bank of Des Moines

        Midland National is a member of FHLB Des Moines. In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2010 and 2009. These securities are included in equity securities and are carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2010 and
        2009, the Company had outstanding advances of $349,870 from FHLB (see
        Note 7).

        Deposits with Regulatory Authorities

        At December 31, 2010 and 2009, securities with reported values of $3,554 and $3,632, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed, maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,269 and $3,304, respectively.

        Re-securitization

        During 2009, the Company completed a re-securitization transaction by transferring nonagency RMBS with a book value of $309,888 to a special interest entity, which then transferred the securities to a nonaffiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the
        Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust had been retained by the Company and had a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold. As of
        December 31, 2010, the beneficial interests in the remaining securities had a book value of $234,403 and fair value of $204,385.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts and fair value of derivatives and derivative instruments:

                                                               December 31, 2010                December 31, 2009
                                                         -------------------------------  -------------------------------
                                                            Notional          Fair           Notional           Fair
                                                            Amount            Value          Amount            Value
                                                         --------------  ---------------  --------------   --------------
Assets
Derivative instruments
    Put options (1)                                                N/A           $    1             N/A           $    3
    Interest rate swaps (1)                                    387,418           12,090          46,650            2,914
    Credit default swaps - receive (1)                          92,400            4,177          72,500            5,509
    Interest rate floors (1)                                   113,000            4,983         113,000            3,629
    Futures (1)                                                982,972          193,302       1,006,838          172,568
    Call options (1)                                         3,279,125          209,210       2,587,120          249,180
    Interest rate swaps - effective cash flow (2)               23,810            1,893          23,810            1,282
                                                                         ---------------                   --------------
                                                                               $425,656                         $435,085
                                                                         ===============                   ==============
Reinsurance receivables - embedded
 derivatives from reinsurance ceded
    Indexed annuity products ceded (1)                             N/A        $ (23,614)            N/A           (6,132)
    Indexed annuity funds withheld (1)                             N/A           49,675             N/A           12,809
                                                                         ---------------                   --------------
                                                                               $ 26,061                          $ 6,677
                                                                         ===============                   ==============
Fixed maturities - asset-backed securities
    Hybrid instruments (1)                                                     $449,563                         $357,239
                                                                         ===============                   ==============
Liabilities
Investment-type insurance contracts -
 embedded derivatives
    Indexed life and annuity products (1)                                      $(40,622)                        $ 26,158
                                                                         ===============                   ==============
Derivative instruments
    Interest rate swaps (1)                                   $ 19,707            $ 499        $131,928          $ 2,538
    Credit default swaps - receive (1)                          23,350              318         171,125            8,389
    Credit default swaps - pay (1)                              56,000            9,724          56,000           16,593
    Written options (1)                                              -                -         322,035           23,159
    Interest rate swaps - effective fair value (2)                   -                -                              508
                                                                         ---------------                   --------------
                                                                               $ 10,541                         $ 51,187
                                                                         ===============                   ==============
(1) Not designated as hedging instruments
(2) Designated as hedging instruments

        Cash Flow Hedges

        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed maturity securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of OCI for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to DAC, DSI, and deferred income taxes:

                                             For the Year Ended December 31, 2010
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   611           gains (losses)               $            -             instruments         $    -

                                             For the Year Ended December 31, 2009
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                        Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps      $ (2,243)          gains (losses)               $            -             instruments          $    -

                                             For the Year Ended December 31, 2008
----------------------------------------------------------------------------------------------------------------------------
                               Effective Portion                                                 Ineffective Portion
----------------------------------------------------------------------------------------  ----------------------------------
                                 Location of Gain (Loss)            Gain (Loss)
   Cash Flow                        Reclassified from            Reclassified from            Location of       Ineffective
    Hedging        Gain (Loss)       Accumulated OCI              Accumulated OCI             Gain (Loss)       Gain (Loss)
 Relationships      in OCI             into Income                  into Income                in Income         in Income
----------------- ------------  ---------------------------  ---------------------------  --------------------  ------------

                                       Net realized                                         Net gains (losses)
    Interest                            investment                                           on derivative
   rate swaps       $   786           gains (losses)               $            -             instruments          $    -

        Fair Value Hedges

        The Company had entered into interest rate swap agreements that paid a variable rate of interest to the Company and the Company paid a fixed rate of interest to the counterparty. These swaps hedged the fair value of specific available-for-sale fixed income securities and were important components of the Company's asset-liability management. During
        2010, these interest rate swaps matured and, as a result, the Company had no fair value interest rate swaps in effect as of December 31, 2010.

        It was anticipated that changes in the fair values of the fixed income securities due to changes in interest rates would be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps were considered effective hedges and were reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                            Gain (Loss) in Income
                                                              ----------------------------------------------------
                                                                   2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                               $   508           $   309          $   (531)
    Fixed rate fixed income securities                                   (314)              503            (3,230)
                                                              ----------------  ----------------  ----------------
                                                                      $   194           $   812         $  (3,761)
                                                              ================  ================  ================

        Indexed Options and Futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts and options to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments.

        The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of indexed options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        Embedded Derivatives Related to Indexed Life and Annuity Products

        The Company's indexed life and annuity products contain embedded derivatives. The fair value of the embedded options related to these direct and ceded policyholder obligations are based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the consolidated statements of income as net gains (losses) on derivatives and derivative instruments.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gains (losses) on derivatives and derivative instruments in the consolidated statements of income.

        See Note 10 for further discussion related to the Company's coinsurance with funds withheld reinsurance agreements.

        Embedded Derivatives Related to Hybrid Financial Instruments

        The Company holds hybrid financial instruments, fixed income securities with embedded derivatives, and has elected fair value measurement. These securities are reported in the consolidated balance sheets in fixed maturities, available-for-sale, at fair value. Any change in the fair value of the security is reported as net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2010 was $481,600 and $449,563, respectively. At December 31, 2009, the amortized cost and fair value of the Company's hybrid financial instruments was $400,600 and $357,239, respectively. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

        Other Derivative Instruments

        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the nonhedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        The Company holds interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees.
        These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives and derivative instruments in the consolidated statements of income. Included in the nonhedge swaps is the ineffective portions of cash flow and fair value interest rate swaps.
        Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these nonhedge swaps are reported as a component of net investment income in the consolidated statements of income with the payable or receivable included in accrued investment income in the consolidated balance sheets. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.

        The following table presents the impact of derivatives and derivative instruments not designated as hedging instruments on the consolidated statements of income:

                                                                     2010              2009              2008
                                                              ----------------  ----------------  ----------------

Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments
    Interest rate swaps                                             $  11,215         $  (6,052)        $  13,940
    Credit default swaps - receive                                      7,052            (4,542)           (1,599)
    Credit default swaps - pay                                          6,869            20,271           (41,456)
    Interest rate floors                                                1,354            (4,565)            5,546
    Embedded derivatives in
      Indexed life and annuity products                                66,780          (442,636)          363,680
      Indexed annuity products ceded                                   (7,881)          109,465          (110,609)
      Indexed annuity funds withheld                                   36,867           (67,109)          (68,588)
      Hybrid instruments                                               11,324           (40,492)           (2,869)
    Futures                                                           102,694           118,925          (141,390)
    Options                                                           (45,097)          158,847           (50,759)
                                                              ----------------  ----------------  ----------------
                                                                    $ 191,177        $ (157,888)        $ (34,104)
                                                              ================  ================  ================

Gains (losses) recognized in net investment income
    Interest rate swaps                                              $  9,706         $  (4,685)          $   215
    Options                                                            61,037           (65,379)          (92,298)
                                                              ----------------  ----------------  ----------------
                                                                    $  70,743         $ (70,064)        $ (92,083)
                                                              ================  ================  ================

        Collateral on Derivative Instruments

        Collateral posted by counterparties at December 31, 2010 and 2009 applicable to derivative instruments was $113,687 and $199,861, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments. Collateral posted by the Company at December 31, 2010 and 2009 applicable to derivative instruments was $8,950 and $20,350, respectively, and is reflected in the consolidated balance sheets as other receivables, other assets and property, plant and equipment.

6.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        During 2008, the Company became a limited partner in a VIE and the
        Company was considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the VIE were consolidated in the accompanying 2009 and 2008 consolidated financial statements. The variable interest entity, Guggenheim Partners
        Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a
        private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company held a 46.7% and 50.9% interest in the Fund as of December 31, 2010 and
        2009, respectively. North American held a 23.4% and 25.5% interest in the Funds as of December 31, 2010 and 2009, respectively. The general partner of the Fund is a related party, Guggenheim Partners Asset
        Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reported these unrealized gains and losses in the same manner in 2009. The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively, and was reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund in 2009 were reported as components of net investment income and net realized investment gains.

        Effective January 1, 2010, the Company adopted amended accounting guidance related to the consolidation of VIEs (see Note 2), and as a result, the Fund was deconsolidated. Under the new guidance, the Fund continues to qualify as a VIE as a result of the holders of the equity investment at risk lacking the power to direct the activities that most significantly impact the Fund's performance. This power is held solely by the general partner. In December 2009, the Company's interest in the
        Fund was approximately 50% and the Company concluded that under the new guidance it is no longer considered the primary beneficiary of the VIE.
        In accordance with the guidance, it lacks the power on its own to direct the activities of the Fund. Though the general partner is a related party, neither the Company nor SEI have the power to influence the decision making of the general partner. As a result of this change, the
        Company removed the noncontrolling interest related to this entity.
        Because this occurred in December 2009, there was no cumulative effect adjustment recorded to retained earnings at January 1, 2010 in connection with the implementation of the new guidance. The Fund was deconsolidated as of January 1, 2010.

        The noncontrolling interests included in stockholders' equity as of
        December 31 are as follows:

                                                           2010               2009
                                                     -----------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                             $     -         $  504,190

        The net income attributable to noncontrolling interests included for the years ended December 31 are as follows:

                                                           2010               2009                2008
                                                     -----------------  ------------------  -----------------

Guggenheim Partners Opportunistic Investment
    Grade Securities Fund, LLC                           $     -           $  57,373          $   6,437

        The changes in the Company's ownership interest in consolidated entities and the effect on stockholder's equity are as follows:

                                                                          2010            2009            2008
                                                                    ---------------  --------------  --------------

Net income attributable to the Company                                  $  352,472      $  219,498      $  244,678
Transfers (to) from the noncontrolling interests
    Increase (decrease) in paid-in capital for additional
     capital contributions to Guggenheim Partners
     Opportunistic Investment Grade Securities Fund, LLC                         -         (16,880)              -
                                                                    ---------------  --------------  --------------
             Change from net income attributable to the Company
              and transfers (to) from noncontrolling interests          $  352,472      $  202,618      $  244,678
                                                                    ===============  ==============  ==============

        In addition, the Company has other investments in limited partnerships and a re-securitization trust that are reviewed to determine if they are
        VIEs. The VIEs are primarily limited partnerships formed for the purpose of purchasing fixed income and private equity securities. Financing for these VIEs is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnership VIEs. The Company's involvement with the re-securitization trust is limited due to a third-party manager. Certain of these investments were determined to be VIE's, but in each case the
        Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities' economic performance nor does the Company absorb the significant losses of the VIEs or have rights to a significant portion of their expected benefits. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

        The Company's maximum exposure to loss is based on additional commitments made to limited partnerships and the remaining beneficial interests held for the re-securitization trust. The Company's carrying amount of its asset compared to its maximum exposure to loss as of
        December 31, 2010 is as follows:

        Limited partnerships
            Carrying amount of asset                       $  983,630
            Maximum exposure to loss                        1,091,728
        Resecuritization trust
            Beneficial interests held in trust                204,385
            Maximum exposure to loss                          204,385

7.      BORROWINGS

        At December 31, 2010 and 2009, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivative instruments in the consolidated balance sheets. The borrowings outstanding at December 31, 2010 have maturity dates in March, July and
        November 2011. The interest rates on the outstanding borrowings range from 0.53% to 0.68%. The Company renewed the borrowings that matured in
        March 2011 for a borrowing that will mature on March 15, 2012 at an interest rate of 0.48%. Interest expense incurred during 2010, 2009 and
        2008 was $2,381, $4,594 and $5,044, respectively, and is reported as a component of net investment income in the consolidated statements of income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2010 and 2009 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      DAC, DSI AND PVFP

        Policy acquisition costs of new and acquired business deferred and amortized for the years ended December 31, 2010, 2009 and 2008 are as follows:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DAC, beginning of year                                    $ 1,798,826        $ 2,012,764        $ 1,422,862
Commissions deferred                                          220,875            201,236            199,305
Underwriting and acquisition expenses deferred                 42,727             41,655             39,864
Reduction due to reinsurance ceded                                  -            (28,047)                 -
Change in offset to unrealized (gains) losses                (342,599)          (257,756)            527048
Amortization related to operations                           (224,916)          (202,808)          (180,014)
Amortization related to realized (gains) losses                (1,150)             8,247            (14,440)
Amortization related to derivatives                             8,481             23,535             18,139
                                                      ----------------  -----------------  -----------------
DAC, end of year                                          $ 1,502,244        $ 1,798,826        $ 2,012,764
                                                      ================  =================  =================

        The composition of DSI for the years ended December 31, 2010, 2009 and
        2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

DSI, beginning of year                                     $  626,447         $  764,191         $  442,770
Sales inducement costs deferred                                92,331             77,002             96,598
Increase (reduction) due to reinsurance                           258             (2,423)                 -
Change in offset to unrealized (gains) losses                (182,643)          (152,077)           298,904
Amortization related to operations                            (82,583)           (72,939)           (60,326)
Amortization related to realized (gains) losses                   131              3,552             (8,402)
Amortization related to derivatives                             1,687              9,141             (5,353)
                                                      ----------------  -----------------  -----------------
DSI, end of year                                           $  455,628         $  626,447         $  764,191
                                                      ================  =================  =================

        The composition of the PVFP for the years ended December 31, 2010, 2009 and 2008 is summarized below:

                                                            2010               2009               2008
                                                      ----------------  -----------------  -----------------

PVFP, beginning of year                                     $  21,767          $  34,020          $  28,767
Increase due to recapture of reinsurance ceded                  3,567                  -                  -
Change in offset to unrealized (gains) losses                       -             (7,678)             7,677
Amortization                                                   (4,319)            (4,575)            (2,424)
                                                      ----------------  -----------------  -----------------
PVFP, end of year                                           $  21,015          $  21,767          $  34,020
                                                      ================  =================  =================

9.      PROPERTY, PLANT AND EQUIPMENT

        The major classifications of property, plant and equipment are as follows:

                                                        Range of
                                                      Useful Lives           2010                2009
                                                    -----------------  ------------------  -----------------

Land                                                      --                   $   3,029          $   3,029
Buildings and improvements                            20-39 years                 18,717             18,186
Leasehold improvements                                10-40 years                  1,691                 20
Furniture and fixtures                                  10 years                   6,973              4,927
Computer equipment and software                        3-10 years                 40,639             37,638
Other                                                  3-5 years                      40                 49
                                                                       ------------------  -----------------
                                                                                  71,089             63,849
Accumulated depreciation                                                         (25,745)           (20,218)
                                                                       ------------------  -----------------
                                                                               $  45,344          $  43,631
                                                                       ==================  =================

        Depreciation expense was $5,594, $5,086 and $3,898 for the years ended
        December 31, 2010, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building occupied in 2009 and used for the Company's insurance operations in Sioux Falls, South Dakota. During 2009, the Company's
        former home office building was sold to a third-party for $3,050 for a realized gain of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

10.     REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies.
        Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                             2010                           2009                           2008
                                ------------------------------ ------------------------------ ------------------------------
                                     Ceded         Assumed          Ceded         Assumed          Ceded         Assumed
                                -------------- --------------- -------------- --------------- -------------- ---------------

Premiums and deposits
 on investment contracts            $ 353,374        $  1,340      $ 489,965        $  1,001      $ 661,616         $   839
Claims and investment
 contract withdrawals                 210,711           1,763        198,117             256        192,187           1,576

        The Company is party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005, 60% of substantially all policies issued from April 1, 2005 through February 28, 2008, and 50% since March 1, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $4,035,855 and $3,866,131 against the reserve credits of $4,628,996 and $4,438,585 in reinsurance receivables in the
        December 31, 2010 and 2009 consolidated balance sheets, respectively.
        The reserve credits contain embedded derivatives as discussed in Note 5.

        The Company is a party to a coinsurance agreement with GLAC. This is an indemnity agreement that covers 100% of all policies issued from January
        1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October 1, 2009, at which time the
        Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The Company also received a ceding allowance of $6,565 as of the effective date of the agreement.
        The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the asset transferred and the ceding allowance received resulted in a reduction of DAC of $28,047 and a reduction of DSI of $2,423. Reserve credits of $585,225 and
        $577,852 associated with this agreement are reported as a component of reinsurance receivables in the December 31, 2010 and 2009 consolidated balance sheets, respectively.

        Effective April 1, 2010, the Company recaptured a block of interest sensitive life insurance policies on an existing coinsurance treaty. On the effective date, the Company received assets of $190,588, which were equal to the reserves associated with these policies. The Company also paid a recapture premium of $3,801. The recapture premium paid resulted in an increase of PVFP of $3,567, an increase in DSI of $258 and an increase in unearned revenue liability of $24.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                              2010              2009
                                                                       -----------------  -----------------

Net unrealized gain (loss)
    Available-for-sale securities                                            $  213,426       $ (1,175,131)
    Certain interest rate swaps                                                   1,893              1,282
    Noncredit portion of OTTI losses                                            (20,013)           (12,820)
Intangibles                                                                     (39,217)           455,301
Pension liability
    Unrecognized actuarial net gains (losses)                                   (17,061)           (12,032)
Postretirement liability
    Unrecognized actuarial net gains (losses)                                    (3,748)            (1,996)
    Unrecognized prior service costs                                              1,048              1,164
Deferred income taxes                                                           (47,715)           260,481
                                                                       -----------------  -----------------
             Accumulated other comprehensive gain (loss)                      $  88,613         $ (483,751)
                                                                       =================  =================

        The following table sets forth the changes in each component of accumulated OCI:

                                                                          2010             2009              2008
                                                                   ----------------  ----------------  ----------------

Net unrealized gain (loss)
    Available-for-sale securities                                       $1,549,789         $ 971,529      $ (1,892,001)
    Certain interest rate swaps                                                611            (2,243)              786
    Noncredit portion of OTTI losses                                        (7,193)          (12,820)                -
Intangibles                                                               (494,518)         (408,899)          805,342
Reclassification adjustment for (gains) losses released
 into income                                                              (161,232)          (86,401)          (29,971)
Pension liability
    Amortization of net loss in net periodic benefit expense                   647               346               224
    Net gain (loss) recognized in accrued benefit costs                     (5,676)           (3,775)           (3,820)
Postretirement liability
    Amortization of net gain (loss) in net periodic
     benefit expense                                                           103                29               (32)
    Amortization of prior service costs                                       (117)               75                75
    Net gain (loss) recognized in accrued benefit costs                     (1,854)             (592)            2,517
    Prior service costs arising in current year                                  -             1,458              (612)
Deferred income taxes                                                     (308,196)         (160,548)          391,122
                                                                   ----------------  ----------------  ----------------
             Net other comprehensive gain (loss)                         $ 572,364         $ 298,159        $ (726,370)
                                                                   ================  ================  ================

        The unrealized gain (loss) on available-for-sale securities, certain interest rate swaps, and noncredit portion of OTTI losses is adjusted by intangibles and deferred income taxes and is included in the statements of stockholder's equity.

12.     INCOME TAXES

        The significant components of the provision for income taxes are as follows:

                                                          2010               2009                2008
                                                    -----------------  -----------------   -----------------

Current                                                   $  111,757         $  120,089          $  117,853
Deferred                                                      20,151            (17,781)             21,143
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The components of the federal income tax asset are as follows:

                                                                               2010              2009
                                                                        -----------------  -----------------

Net deferred income tax asset                                                  $  62,415         $  356,404
Income taxes currently receivable (payable)                                       (4,396)            53,870
                                                                        -----------------  -----------------
             Total federal income tax asset                                    $  58,019         $  410,274
                                                                        =================  =================

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2010, 2009 and 2008 are as follows:

                                                           2010              2009                2008
                                                    -----------------  -----------------   -----------------

At statutory federal income tax rate                      $  169,533         $  104,735          $  136,538
Dividends received deductions                                 (1,484)              (497)               (997)
Tax credits                                                  (32,473)            (4,585)                  -
Other, net                                                    (3,668)             2,655               3,455
                                                    -----------------  -----------------   -----------------
             Total income tax expense                     $  131,908         $  102,308          $  138,996
                                                    =================  =================   =================

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2010 and 2009 are as follows:

                                                                                    2010               2009
                                                                             -----------------   -----------------

Deferred income tax assets
    Policy liabilities and reserves                                                $  683,028          $  720,554
    Investments                                                                             -             356,191
    Other, net                                                                         40,593               1,101
                                                                             -----------------   -----------------
             Total deferred income tax assets                                         723,621           1,077,846
                                                                             -----------------   -----------------
Deferred income tax liabilities
    Investments                                                                                                 -
    Present value of future profits of acquired business                               (7,355)             (7,618)
    Investments                                                                      (102,417)                  -
Deferred policy acquisition costs and deferred sales inducements                     (551,434)           (713,824)
                                                                             -----------------   -----------------
             Total deferred income tax liabilities                                   (661,206)           (721,442)
                                                                             -----------------   -----------------
             Net deferred income tax asset                                          $  62,415          $  356,404
                                                                             =================   =================

        In assessing the realizabilty of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2010, and no valuation allowance is necessary.

        The FASB issued guidance which clarifies the accounting for uncertainty in income taxes in an entity's financial statements, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $0 to $500 by the end of 2011 primarily related to uncertainty regarding modified endowment contracts.
        The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $0 and $819 of accrued interest and penalties at December 31, 2010 and 2009, respectively.

        The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31,
        2010.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiaries are considered nonpublic entities. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                         2010                2009
                                                                  -----------------   -----------------

Balance at January 1,                                                    $   8,532           $   7,975
Additions based on tax positions related to the current year                     -                 358
Reductions based on tax positions related to prior years                    (2,154)             (1,024)
Additions based on tax positions related to prior years                          -               1,223
Settlements/Statute expiration                                              (5,878)                  -
                                                                  -----------------   -----------------
Balance at December 31,                                                   $    500           $   8,532
                                                                  =================   =================

13.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2010; however, prescribed practices used by the Company in 2010 include the following:

        1.  In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.  In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset to increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in
            2008.

        The combined effect of applying these prescribed practices in 2010 decreased the Company's statutory-based surplus by $77,844. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations of 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $92,260, $51,617 and $46,740 in 2010, 2009 and 2008, respectively.
        Dividends payable in 2011 up to approximately $226,672 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2010, 2009 and 2008, is approximately $226,672, ($31,252) and $110,608, respectively, and reported capital and surplus at December 31, 2010,
        2009 and 2008, is $1,639,724, $1,391,869 and $1,240,344, respectively, in accordance with statutory accounting principles.

14.     OPERATING LEASES

        The Company leases certain equipment and office space. Rental expense of
        $4,231, $3,749 and $3,948 was incurred in 2010, 2009 and 2008, respectively. Approximate future minimum lease payments under noncancellable leases are as follows:

        Year Ending December 31,

                 2011                           $  3,148
                 2012                              3,026
                 2013                              2,683
                 2014                              2,596
                 2015                              2,476
                 Thereafter                        9,872
                                         ----------------
                                               $  23,801
                                         ================

15.     EMPLOYEE BENEFIT PLANS

        Defined Benefit Pension Plan and Post-retirement Health Care Benefits

        The Company, via its insurance subsidiaries, participates in noncontributory defined benefit pension plan ("pension plan") sponsored by SEI covering certain full-time employees. In addition, the Company provides, via its insurance subsidiaries, certain post-retirement health care benefits through a health and welfare benefit plan ("other benefit plan") and life insurance benefits for eligible active and retired employees.

        The information for the pension plan and other benefits plans reflect an allocation of the Company's portion of the SEI plan at December 31 is as follows:

                                                                          Pension Plan               Other Benefit Plan
                                                                 ------------------------------ ------------------------------
                                                                      2010           2009            2010           2009
                                                                 --------------- -------------- --------------- --------------

Obligation and funded status
Accumulated benefit obligation                                        $ (43,967)     $ (37,700)      $ (16,297)     $ (13,456)
Fair value of plan assets                                                36,383         30,490               -              -
                                                                 --------------- -------------- --------------- --------------
             Underfunded status                                        $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Accrued benefit liability recognized
 in other liabilities                                                  $ (7,584)      $ (7,210)      $ (16,297)     $ (13,456)
                                                                 =============== ============== =============== ==============
Changes in liability for benefits recognized in
 accumulated OCI (pre-tax)
Beginning balance                                                     $ (12,032)      $ (8,603)        $  (832)      $ (1,802)
Net (gain) loss amortized into                                              647            346             (14)           104
 net periodic benefit cost
Net gain (loss) arising during the period                                (5,676)        (3,775)         (1,854)           866
SFAS Statement No. 158 adoption adjustment                                    -              -               -              -
                                                                 --------------- -------------- --------------- --------------
Balance at December 31                                                $ (17,061)     $ (12,032)       $ (2,700)       $  (832)
                                                                 =============== ============== =============== ==============
Changes in deferred taxes recognized in
 accumulated OCI                                                       $  1,760       $  1,200         $  (654)       $   340
                                                                 =============== ============== =============== ==============

                                                                 Pension Plan                       Other Benefit Plan
                                                     ------------------------------------- --------------------------------------
                                                        2010         2009        2008         2010         2009         2008
                                                     -----------  ----------- ------------ ------------ ------------ ------------
Additional information
Net periodic benefit income (costs)                      $ (345)       $  45       $ (208)     $(1,403)     $ 1,438      $ 1,286
Net periodic benefit cost reclassified from
 accumulated OCI                                           (647)        (346)        (569)          14         (104)         (42)
Employer contributions                                    5,000            -            -          430          331          509
Employee contributions                                        -            -            -          152          122          113
Benefit payments                                            449          363          529          582          453          622
Actuarial assumptions
Weighted-average assumptions
 used to determine benefit
 obligations as of December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A
Weighted-average assumptions
 used to determine net
 costs for the years ended December 31
    Discount rate                                       5.33%       5.88%       6.25%       5.12%       5.50%       6.25%
    Expected return on plan assets                      7.00%       7.00%       7.50 %       N/A          N/A          N/A

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                                                Other
                                          Pension              Benefit
    Year Ending December 31,              Benefits              Plan
    ------------------------          -----------------   -----------------

             2011                           $    975            $    560
             2012                              1,189                 601
             2013                              1,380                 665
             2014                              1,567                 752
             2015                              1,701                 885
             2016-2020                        10,891               6,127

        Pension Plan

        Effective December 31, 2004, the Company approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which has the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the pension plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In 2010, 2009 and 2008, the defined benefit pension plan recorded an actuarial loss of $5,082, $3,775 and $3,820, respectively, due to demographic experience, including assumption changes, and investment returns that vary from assumptions made during the prior year.

        For 2010 and 2009, the Company's weighted-average expected long-term rate of return on assets was 7.00%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2010.

        The pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                             2010
                                                            Target           2010            2009
                                                        --------------  ---------------  --------------

Cash equivalents and fixed income securities                     50%             63%            48%
Equity securities and equity-based investment funds              25%             22%            33%
Distressed debt and multi-strategy investment funds              25%             15%            19%
                                                        --------------  ---------------  --------------
                                                                100%            100%           100%
                                                        ==============  ===============  ==============

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations investment strategies above. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. To achieve the desired returns, the plan assets are invested primarily in a variety of individual fixed income securities as well as diversified investment funds that utilize different investment strategies based on correlations to general security-type market performance.

        The following table summarizes the valuation of the Company's pension plan assets carried at fair value as of December 31, 2010 and 2009 by asset class:

                                                                                 December 31, 2010
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   2,001             $     -            $     -           $   2,001
Fixed income securities (B)
    U.S. Treasury                                                 -               6,736                  -               6,736
    Other governmental/municipal agencies                         -               1,669                  -               1,669
    Corporate debt instruments                                    -              11,619                  -              11,619
    Foreign debt obligations                                      -                 893                  -                 893
Equity securities - warrants (C)                                  5                   -                  -                   5
Investment funds
    Equity securities (D)                                         -                   -              7,751               7,751
    Other (E)                                                     -                   -                413                 413
    Distressed debt (F)                                           -                   -                147                 147
    Multi-strategy (G)                                            -                   -              5,149               5,149
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   2,006           $  20,917          $  13,460           $  36,383
                                                   =================   =================  =================   =================

                                                                                 December 31, 2009
                                                   ----------------------------------------------------------------------------
                                                      Quoted Prices      Significant
                                                      in Active             Other           Significant
                                                     Markets for          Observable         Unobservable
                                                    Identical Assets        Inputs             Inputs
                                                      (Level 1)           (Level 2)          (Level 3)             Total
                                                   -----------------   -----------------  -----------------   -----------------

Cash equivalents (A)                                      $   1,256             $     -            $     -           $   1,256
Fixed income securities (B)
    U.S. Treasury                                                 -               5,015                  -               5,015
    Other governmental agencies                                   -                   -                  -                   -
    Corporate debt instruments                                    -               7,677                  -               7,677
    Foreign debt obligations                                      -                 775                  -                 775
Equity securities - warrants (C)                                  8                   -                  -                   8
Investment funds - equity correlated
    Equity securities (D)                                         -                   -                  -                   -
    Other (E)                                                     -                   -                  -                   -
Investment funds
    Distressed debt (F)                                           -                   -                  -                   -
    Multi-strategy (G)                                            -                   -             15,759              15,759
                                                   -----------------   -----------------  -----------------   -----------------
                                                          $   1,264           $  13,467          $  15,759           $  30,490
                                                   =================   =================  =================   =================

        (A) Assets are held in a readily accessible money market fund. The fund is managed pursuant to regulations whereby the fund expects to maintain a stable value of $1.00 per share.

        (B) Fixed income securities are generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on valuation models that use inputs such as interest-rate yield curves, cross-currency basis index spreads and country-specific credit spreads similar to the bond in terms of issuer maturity and seniority.

        (C) Investment fair value is based on the underlying quoted prices in active markets for identical assets.

        (D) Class strategy is to invest primarily in equity securities across the capitalization and style spectrum. Investment manager can make both long and short investments in both U.S. and International equity securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (E) Assets that are in liquidation mode. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (F) Class strategy is to invest in various securities that are generally trading at material discounts relative to their par or face value as a result of either formal bankruptcy proceedings or financial market perception of near term proceedings. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        (G) Class strategy is to identify attractive valuations by opportunistically investing across multiple markets, currencies and types of securities. NAV is provided by the underlying fund investment companies and/or the administrator of the funds.

        The tables below set forth a summary of changes in the fair value of the pension plan's level 3 investment assets for the years ended December 31
        2010 and 2009:

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2010                         $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
Actual return on plan assets
    Held at end of the period                        1,466             177            105             750          2,498
    Sold during the period                            (227)              8             30              19           (170)
Purchases, sales and settlements, net               (2,238)         (1,110)          (802)           (477)        (4,627)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2010                       $ 7,751          $  413         $  147         $ 5,149       $ 13,460
                                              =============   =============  =============   =============  =============

                                                 Equity                       Distressed        Multi-
                                               Securities        Other           Debt          Strategy        Total
                                              -------------   -------------  -------------   -------------  -------------

Balance at January 1, 2009                         $ 7,488         $ 1,167         $  660         $ 5,462       $ 14,777
Actual return on plan assets
    Held at end of the period                        1,807             271            154           1,346          3,578
    Sold during the period                             123              10              -             (84)            49
Purchases, sales and settlements, net                 (668)           (110)             -          (1,867)        (2,645)
                                              -------------   -------------  -------------   -------------  -------------
Balance at December 31, 2009                       $ 8,750         $ 1,338         $  814         $ 4,857       $ 15,759
                                              =============   =============  =============   =============  =============

        Pension plan funding requirements for 2011 will be determined based upon actuarial requirements. The estimated amortization of net loss for the pension plan in 2011 is $1,448. The estimated 2011 net periodic benefit expense for the pension plan is $975. In 2011 a 50 basis point increase to the discount rate projected at 5.33% would decrease the net periodic cost by $377 and a 50 basis point decrease would increase the net periodic cost by $422. In 2011 a 50 basis point increase to the expected rate of return on assets projected at 7.00% would decrease the net periodic cost by $199 and a 50 basis point decrease would increase the net periodic cost by $199.

        Other Benefit Plan

        In 2010, 2009 and 2008, the other benefit plan recorded an actuarial
        (gains) losses of $1,854, $592, and ($2,518), respectively, due to assumption changes and demographic experience different from rates assumed during the prior year.

        For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2010 and
        2009. The rate was assumed to decrease gradually to 4.5% over a five year period, and remain at that level thereafter.

        The estimated 2011 amortization of net loss and prior service cost for health and welfare benefit plan is $94. The estimated 2011 net periodic benefit expense for the health and welfare benefit plan is $1,723.

        Employee Stock Ownership Plan

        The Company participates in an Employee Stock Ownership Plan ("ESOP")
        covering certain full-time employees. Prior to 2010, the majority of
        SEI's stock was held in the Charles A. Sammons 1987 Charitable Remainder
        Trust Number Two (the "CRT"). Prior to his death in 1988, Charles A.
        Sammons, the founder of SEI, established the CRT. The death of his widow, Elaine D. Sammons, in January 2009, initiated the process of settling the CRT. In January 2010, the 7,664,402 shares of the SEI stock held by the CRT were transferred to the ESOP (the "Transfer") as unallocated shares, which completed the settlement of the CRT. As of
        December 31, 2010 the ESOP owns 99% of the outstanding stock of SEI.

        In 2009 and prior years, the Company made a contribution to the ESOP as determined by the Board of SEI. Compensation expense was recognized by the Company as shares to participants were committed to be released. The offset was recorded as a liability included in other liabilities in the consolidated balance sheets.

        Subsequent to the Transfer and commencing in 2010, compensation expense continued to be recognized as shares to participants are committed to be released. In 2010, the offset was recorded to paid-in capital in the balance sheet.

        Compensation expense of $12,247, $10,838 and $9,064 for 2010, 2009 and
        2008, respectively, was recorded related to the ESOP.

16.     OTHER RELATED PARTY TRANSACTIONS

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $11,200, $10,626 and $13,346 in 2010,
        2009 and 2008, respectively, related to these contracts.

        Guggenheim Partners Asset Management, Inc. ("Guggenheim") provides investment management services for the Company. During 2010, 2009 and
        2008, the Company incurred $23,674, $16,750 and $21,209, respectively, for these investment management services. The fee is calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

        Guggenheim is the general partner of the Fund, a private investment company and VIE. See Note 6 for further discussion of this VIE.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $49,287 and
        $50,000 as of December 31, 2010 and 2009, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the outstanding balance of $50,000. The
        Company earned interest income on the loan of $3,741, $1,715 and $1,887 in 2010, 2009 and 2008, respectively.

        The Company is also a party to two coinsurance agreements with a reinsurer that is a subsidiary of Guggenheim. The Company receives fees under a service contract that became effective December 2009 which covers specified accounting and financial reporting services. The service fees received were $304 in 2010 and zero in 2009. See Note 10 for further discussion of these transactions.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $711, $659 and $891 in 2010, 2009 and 2008, respectively, related to SSI sales.

17.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2010, the Company had outstanding capital commitments to limited partnerships of $108,098.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2010, the Company had $50,627 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the consolidated financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

18.     SUBSEQUENT EVENTS

        The Company evaluated subsequent events through March 25, 2011 which is the date the consolidated financial statements were available to be issued.
Midland Separate Account C 2010
Midland National Life Insurance Company
Separate Account C

Financial Statements
December 31, 2010 and 2009

Midland National Life Insurance Company
Separate Account C
Index
---------------------------------------------------------------------------------------

                                                                                                          Page(s)

Report of Independent Registered Public Accounting Firm..........................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets...................................2-145

Notes to Financial Statements..............................................................................146-174

                Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the
Midland National Life Insurance Company Separate Account C (which includes the
Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products
Fund II, the Fidelity Variable Insurance Products Fund III, the American Century
Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series
Fund, Inc., the Alger Fund, the Calvert Variable Series, Inc., the Invesco Variable
Insurance Funds, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the
ProFunds VP, the Van Eck Variable Insurance Portfolio, the Janus Aspen Series, the
PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the
Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust,
the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Invesco Van
Kampen Variable Insurance Funds, the Morgan Stanley Universal Institutional Funds and
the Northern Lights Variable Trust subaccount thereof) at December 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of the number of shares owned at December 31, 2010 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 25, 2011

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                               Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     (cost $491,188,052)                      $518,873,332       Dividend income                                 $ 8,322,303
                                                                 Capital gains distributions                       2,052,759
                                                                                                              ---------------
Liabilities                                              -
                                             --------------
                                                                                                                  10,375,062
                                                                                                              ---------------
Net assets                                    $518,873,332   Expenses:
                                             --------------
                                                                 Administrative expense                              282,595
                                                                 Mortality and expense risk                        8,377,922
                                                                 Contract maintenance charge                          98,614
                                                                                                              ---------------

                                                                                                                   8,759,131
                                                                                                              ---------------

                                                             Net investment loss                                   1,615,931

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                                 Net realized losses on investments               (1,683,832)
                                                                 Net unrealized depreciation on
                                                                  investments                                     46,957,015
                                                                                                              ---------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ 46,889,114
                                                                                                              ---------------

-----------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                              2010                 2009

Net assets at beginning of year                                                            $497,289,491         $376,809,429

Net (decrease) increase in net assets resulting from operations                              46,889,114           68,759,255

Capital shares transactions
   Net premiums                                                                              43,553,040          108,821,270
   Transfers of policy loans                                                                    (80,412)              (8,645)
   Transfers of surrenders                                                                  (37,034,481)         (33,839,342)
   Transfers of death benefits                                                               (5,453,828)          (4,254,075)
   Transfers of other terminations                                                          (19,747,458)         (14,779,654)
   Interfund and net transfers to general account                                            (6,542,134)          (4,218,747)
                                                                                         ---------------      ---------------

     Net increase in net assets from capital share transactions                             (25,305,273)          51,720,807
                                                                                         ---------------      ---------------

Total (decrease) increase in net assets                                                      21,583,841          120,480,062
                                                                                         ---------------      ---------------

Net assets at end of year                                                                  $518,873,332         $497,289,491
                                                                                         ---------------      ---------------

               The accompanying notes are an integral part of these financial statements.

                                                              2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     21,577,234 shares (cost $21,577,234)      $21,577,234       Dividend income                                 $  54,886
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                    54,886
                                                                                                             --------------
Net assets                                     $21,577,234   Expenses:
                                             --------------
                                                                 Administrative expense                             11,369
                                                                 Mortality and expense risk                        332,238
                                                                 Contract maintenance charge                         3,111
                                                                                                             --------------

                                                                                                                   346,718
                                                                                                             --------------

                                                             Net investment loss                                  (291,832)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (291,832)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $19,608,907         $30,455,561

Net decrease in net assets resulting from operations                                          (291,832)           (184,318)

Capital shares transactions
   Net premiums                                                                              6,098,535           5,370,107
   Transfers of policy loans                                                                    13,389             (44,378)
   Transfers of surrenders                                                                  (2,522,972)         (5,185,650)
   Transfers of death benefits                                                                (396,546)           (273,102)
   Transfers of other terminations                                                          (1,409,934)         (1,189,777)
   Interfund and net transfers to general account                                              477,687          (9,339,536)
                                                                                         --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   2,260,159         (10,662,336)
                                                                                         --------------      --------------

Total increase (decrease) in net assets                                                      1,968,327         (10,846,654)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $21,577,234         $19,608,907
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     5,353,916 shares (cost $29,238,038)      $29,229,531       Dividend income                               $ 2,139,829
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                2,139,829
                                                                                                            --------------
Net assets                                    $29,229,531   Expenses:
                                            --------------
                                                                Administrative expense                              6,621
                                                                Mortality and expense risk                        321,653
                                                                Contract maintenance charge                         1,830
                                                                                                            --------------

                                                                                                                  330,104
                                                                                                            --------------

                                                            Net investment income                               1,809,725

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                   1,636,554
                                                            Net unrealized depreciation on
                                                                 investments                                   (1,095,182)
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,351,097
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $24,085,137         $ 8,923,331

Net increase in net assets resulting from operations                                        2,351,097           5,537,390

Capital shares transactions
   Net premiums                                                                             2,402,095           5,367,801
   Transfers of policy loans                                                                   (1,212)              2,754
   Transfers of surrenders                                                                   (851,496)           (741,898)
   Transfers of death benefits                                                               (880,914)            (52,577)
   Transfers of other terminations                                                           (908,329)           (717,883)
   Interfund and net transfers to general account                                           3,033,153           5,766,219
                                                                                        --------------      --------------

     Net increase in net assets from capital share transactions                             2,793,297           9,624,416
                                                                                        --------------      --------------

Total increase in net assets                                                                5,144,394          15,161,806
                                                                                        --------------      --------------

Net assets at end of year                                                                 $29,229,531         $24,085,137
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     748,246 shares (cost $13,934,106)        $14,115,630      Dividend income                                $  223,657
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 223,657
                                                                                                           --------------
Net assets                                    $14,115,630  Expenses:
                                            --------------
                                                               Administrative expense                             11,396
                                                               Mortality and expense risk                        173,449
                                                               Contract maintenance charge                         7,024
                                                                                                           --------------

                                                                                                                 191,869
                                                                                                           --------------

                                                           Net investment income                                  31,788

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (63,112)
                                                           Net unrealized appreciation on
                                                                investments                                    1,688,803
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,657,479
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,618,276         $ 9,566,380

Net increase in net assets resulting from operations                                       1,657,479           2,840,504

Capital shares transactions
   Net premiums                                                                            1,047,111           1,090,415
   Transfers of policy loans                                                                  (3,213)             16,051
   Transfers of surrenders                                                                (1,116,860)           (706,312)
   Transfers of death benefits                                                              (126,534)           (115,074)
   Transfers of other terminations                                                          (351,775)           (263,979)
   Interfund and net transfers to general account                                            391,146             190,291
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (160,125)            211,392
                                                                                       --------------      --------------

Total increase in net assets                                                               1,497,354           3,051,896
                                                                                       --------------      --------------

Net assets at end of year                                                                $14,115,630         $12,618,276
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     217,529 shares (cost $7,512,191)         $ 8,060,444      Dividend income                                 $  18,159
                                                               Capital gains distributions                        24,725
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  42,884
                                                                                                           --------------
Net assets                                    $ 8,060,444  Expenses:
                                            --------------
                                                               Administrative expense                             10,413
                                                               Mortality and expense risk                         95,570
                                                               Contract maintenance charge                        11,953
                                                                                                           --------------

                                                                                                                 117,936
                                                                                                           --------------

                                                           Net investment loss                                   (75,052)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (260,516)
                                                           Net unrealized appreciation on
                                                                investments                                    1,822,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,487,217
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,956,046         $ 6,988,256

Net increase in net assets resulting from operations                                       1,487,217           1,616,941

Capital shares transactions
   Net premiums                                                                              160,206             187,457
   Transfers of policy loans                                                                    (840)              2,104
   Transfers of surrenders                                                                (1,039,231)           (702,341)
   Transfers of death benefits                                                               (45,621)            (85,815)
   Transfers of other terminations                                                          (223,734)           (134,860)
   Interfund and net transfers to general account                                           (233,599)             84,304
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (1,382,819)           (649,151)
                                                                                       --------------      --------------

Total increase in net assets                                                                 104,398             967,790
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 8,060,444         $ 7,956,046
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     721,640 shares (cost $11,164,869)        $12,016,775      Dividend income                                $  135,538
                                                               Capital gains distributions                        21,478
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 157,016
                                                                                                           --------------
Net assets                                    $12,016,775  Expenses:
                                            --------------
                                                               Administrative expense                              7,466
                                                               Mortality and expense risk                        156,914
                                                               Contract maintenance charge                         2,756
                                                                                                           --------------

                                                                                                                 167,136
                                                                                                           --------------

                                                           Net investment loss                                   (10,120)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,690,436)
                                                           Net unrealized appreciation on
                                                                investments                                    3,001,396
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,300,840
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $11,518,915         $ 8,477,770

Net increase in net assets resulting from operations                                       1,300,840           1,938,325

Capital shares transactions
   Net premiums                                                                            1,231,237           1,308,628
   Transfers of policy loans                                                                  (2,826)                932
   Transfers of surrenders                                                                  (699,250)           (493,931)
   Transfers of death benefits                                                              (104,357)            (60,848)
   Transfers of other terminations                                                          (326,770)           (240,031)
   Interfund and net transfers to general account                                           (901,014)            588,070
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (802,980)          1,102,820
                                                                                       --------------      --------------

Total increase in net assets                                                                 497,860           3,041,145
                                                                                       --------------      --------------

Net assets at end of year                                                                $12,016,775         $11,518,915
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     311,358 shares (cost $9,091,346)         $10,085,091      Dividend income                                 $  21,479
                                                               Capital gains distributions                        27,010
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  48,489
                                                                                                           --------------
Net assets                                    $10,085,091  Expenses:
                                            --------------
                                                               Administrative expense                              8,085
                                                               Mortality and expense risk                        127,386
                                                               Contract maintenance charge                         3,769
                                                                                                           --------------

                                                                                                                 139,240
                                                                                                           --------------

                                                           Net investment loss                                   (90,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     607,492
                                                           Net unrealized appreciation on
                                                                investments                                    1,990,165
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,506,906
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,290,350         $ 6,206,550

Net increase in net assets resulting from operations                                       2,506,906           2,062,619

Capital shares transactions
   Net premiums                                                                              510,455             258,972
   Transfers of policy loans                                                                  (3,509)              1,517
   Transfers of surrenders                                                                  (625,233)           (688,901)
   Transfers of death benefits                                                               (59,174)            (13,306)
   Transfers of other terminations                                                          (277,590)           (191,508)
   Interfund and net transfers to general account                                            742,886            (345,593)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   287,835            (978,819)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,794,741           1,083,800
                                                                                       --------------      --------------

Net assets at end of year                                                                $10,085,091         $ 7,290,350
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     117,350 shares (cost $1,644,785)         $ 1,701,867      Dividend income                                 $  27,182
                                                               Capital gains distributions                         8,299
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  35,481
                                                                                                           --------------
Net assets                                    $ 1,701,867  Expenses:
                                            --------------
                                                               Administrative expense                              2,488
                                                               Mortality and expense risk                         24,248
                                                               Contract maintenance charge                         2,292
                                                                                                           --------------

                                                                                                                  29,028
                                                                                                           --------------

                                                           Net investment income                                   6,453

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (39,499)
                                                           Net unrealized appreciation on
                                                                investments                                      237,302
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  204,256
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,168,447         $ 1,801,191

Net increase in net assets resulting from operations                                         204,256             447,799

Capital shares transactions
   Net premiums                                                                                3,653              70,732
   Transfers of policy loans                                                                      30               1,869
   Transfers of surrenders                                                                  (291,695)           (168,600)
   Transfers of death benefits                                                                     -              (3,038)
   Transfers of other terminations                                                          (104,830)            (61,783)
   Interfund and net transfers to general account                                           (277,994)             80,277
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (670,836)            (80,543)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (466,580)            367,256
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,701,867         $ 2,168,447
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                              9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     723,861 shares (cost $9,176,925)         $ 9,194,859      Dividend income                                $  322,343
                                                               Capital gains distributions                       102,317
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 424,660
                                                                                                           --------------
Net assets                                    $ 9,194,859  Expenses:
                                            --------------
                                                               Administrative expense                              8,621
                                                               Mortality and expense risk                        145,827
                                                               Contract maintenance charge                         3,034
                                                                                                           --------------

                                                                                                                 157,482
                                                                                                           --------------

                                                           Net investment income                                 267,178

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     526,304
                                                           Net unrealized depreciation on
                                                                investments                                     (110,736)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  682,746
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 9,061,004         $ 7,439,169

Net increase in net assets resulting from operations                                         682,746           1,024,915

Capital shares transactions
   Net premiums                                                                              632,538             549,674
   Transfers of policy loans                                                                  (4,377)              5,646
   Transfers of surrenders                                                                (1,038,863)         (1,267,554)
   Transfers of death benefits                                                               (48,362)           (126,786)
   Transfers of other terminations                                                          (717,189)           (323,017)
   Interfund and net transfers to general account                                            627,362           1,758,957
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (548,891)            596,920
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,855           1,621,835
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,194,859         $ 9,061,004
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     187,980 shares (cost $23,143,437)        $24,749,932      Dividend income                                $  413,304
                                                               Capital gains distributions                       466,839
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 880,143
                                                                                                           --------------
Net assets                                    $24,749,932  Expenses:
                                            --------------
                                                               Administrative expense                             19,186
                                                               Mortality and expense risk                        337,153
                                                               Contract maintenance charge                        12,796
                                                                                                           --------------

                                                                                                                 369,135
                                                                                                           --------------

                                                           Net investment income                                 511,008

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,668,538)
                                                           Net unrealized appreciation on
                                                                investments                                    4,028,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,870,812
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $24,814,080         $21,069,140

Net increase in net assets resulting from operations                                       2,870,812           5,007,018

Capital shares transactions
   Net premiums                                                                            1,688,812           1,595,966
   Transfers of policy loans                                                                   1,703               6,765
   Transfers of surrenders                                                                (2,152,382)         (1,629,283)
   Transfers of death benefits                                                              (277,891)           (283,075)
   Transfers of other terminations                                                          (676,571)           (553,521)
   Interfund and net transfers to general account                                         (1,518,631)           (398,930)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,934,960)         (1,262,078)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (64,148)          3,744,940
                                                                                       --------------      --------------

Net assets at end of year                                                                $24,749,932         $24,814,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     846,356 shares (cost $21,396,129)        $20,075,700      Dividend income                                $  212,246
                                                               Capital gains distributions                         8,381
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 220,627
                                                                                                           --------------
Net assets                                    $20,075,700  Expenses:
                                            --------------
                                                               Administrative expense                             20,404
                                                               Mortality and expense risk                        256,555
                                                               Contract maintenance charge                        12,106
                                                                                                           --------------

                                                                                                                 289,065
                                                                                                           --------------

                                                           Net investment loss                                   (68,438)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,102,487)
                                                           Net unrealized appreciation on
                                                                investments                                    3,846,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 2,675,632
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $20,217,408         $18,210,919

Net increase in net assets resulting from operations                                       2,675,632           5,132,979

Capital shares transactions
   Net premiums                                                                              792,141             751,171
   Transfers of policy loans                                                                   2,806              (4,719)
   Transfers of surrenders                                                                (1,926,940)         (1,364,714)
   Transfers of death benefits                                                              (149,508)           (148,606)
   Transfers of other terminations                                                          (617,155)           (492,593)
   Interfund and net transfers to general account                                           (918,684)         (1,867,029)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,817,340)         (3,126,490)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (141,708)          2,006,489
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,075,700         $20,217,408
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2010                                       Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                           Investment income:
     80,958 shares (cost $1,000,698)    $ 1,174,249       Dividend income                            $  12,567
                                                          Capital gains distributions                    3,608
                                                                                                 --------------
Liabilities                                       -
                                      --------------
                                                                                                        16,175
                                                                                                 --------------
Net assets                              $ 1,174,249   Expenses:
                                      --------------
                                                          Administrative expense                         1,650
                                                          Mortality and expense risk                    14,766
                                                          Contract maintenance charge                    1,506
                                                                                                 --------------

                                                                                                        17,922
                                                                                                 --------------

                                                      Net investment loss                               (1,747)

                                                      Realized and unrealized gains
                                                        (losses) on investments
                                                      Net realized gains on investments                 54,145
                                                      Net unrealized appreciation on
                                                           investments                                  90,817
                                                                                                 --------------

                                                      Net increase in net assets resulting from
                                                       operations                                   $  143,215
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
      Years Ended December 31, 2010 and 2009

                                                                                      2010           2009

Net assets at beginning of year                                                     $ 1,408,607    $ 1,026,358

Net increase in net assets resulting from operations                                    143,215        339,951

Capital shares transactions
   Net premiums                                                                          27,935        249,068
   Transfers of policy loans                                                               (638)          (602)
   Transfers of surrenders                                                             (107,838)       (82,276)
   Transfers of death benefits                                                           (7,513)             -
   Transfers of other terminations                                                      (39,126)       (68,655)
   Interfund and net transfers to general account                                      (250,393)       (55,237)
                                                                                  -------------- --------------

     Net (decrease) increase in net assets from capital share transactions             (377,573)        42,298
                                                                                  -------------- --------------

Total (decrease) increase in net assets                                                (234,358)       382,249
                                                                                  -------------- --------------

Net assets at end of year                                                           $ 1,174,249    $ 1,408,607
                                                                                  -------------- --------------

               The accompanying notes are an integral part of these financial statements.

                                                             13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     271,271 shares (cost $3,792,006)         $ 4,173,267      Dividend income                                 $  59,944
                                                               Capital gains distributions                        20,932
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  80,876
                                                                                                           --------------
Net assets                                    $ 4,173,267  Expenses:
                                            --------------
                                                               Administrative expense                              3,328
                                                               Mortality and expense risk                         48,984
                                                               Contract maintenance charge                         1,695
                                                                                                           --------------

                                                                                                                  54,007
                                                                                                           --------------

                                                           Net investment income                                  26,869

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (20,557)
                                                           Net unrealized appreciation on
                                                                investments                                      560,342
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  566,654
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,433,604         $ 2,823,637

Net increase in net assets resulting from operations                                         566,654             912,170

Capital shares transactions
   Net premiums                                                                              517,395             235,453
   Transfers of policy loans                                                                  (1,887)              2,644
   Transfers of surrenders                                                                  (211,591)           (309,309)
   Transfers of death benefits                                                               (29,934)            (49,799)
   Transfers of other terminations                                                          (136,238)            (77,123)
   Interfund and net transfers to general account                                             35,264            (104,069)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   173,009            (302,203)
                                                                                       --------------      --------------

Total increase in net assets                                                                 739,663             609,967
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,173,267         $ 3,433,604
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     184,722 shares (cost $2,471,599)         $ 2,325,706      Dividend income                                 $  14,613
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  14,613
                                                                                                           --------------
Net assets                                    $ 2,325,706  Expenses:
                                            --------------
                                                               Administrative expense                              3,017
                                                               Mortality and expense risk                         32,070
                                                               Contract maintenance charge                         3,096
                                                                                                           --------------

                                                                                                                  38,183
                                                                                                           --------------

                                                           Net investment loss                                   (23,570)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (131,640)
                                                           Net unrealized appreciation on
                                                                investments                                      433,008
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  277,798
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,616,283         $ 2,421,840

Net increase in net assets resulting from operations                                         277,798             527,810

Capital shares transactions
   Net premiums                                                                               53,981              66,349
   Transfers of policy loans                                                                     867               3,108
   Transfers of surrenders                                                                  (428,751)           (283,549)
   Transfers of death benefits                                                               (46,518)            (13,800)
   Transfers of other terminations                                                          (104,091)            (64,263)
   Interfund and net transfers to general account                                            (43,863)            (41,212)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (568,375)           (333,367)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (290,577)            194,443
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,325,706         $ 2,616,283
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     194,751 shares (cost $3,152,171)         $ 3,475,300      Dividend income                                 $   3,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,019
                                                                                                           --------------
Net assets                                    $ 3,475,300  Expenses:
                                            --------------
                                                               Administrative expense                              2,356
                                                               Mortality and expense risk                         24,127
                                                               Contract maintenance charge                         2,109
                                                                                                           --------------

                                                                                                                  28,592
                                                                                                           --------------

                                                           Net investment loss                                   (25,573)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (11,056)
                                                           Net unrealized appreciation on
                                                                investments                                      330,011
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  293,382
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,675,468         $ 1,171,472

Net increase in net assets resulting from operations                                         293,382             490,621

Capital shares transactions
   Net premiums                                                                               96,338              63,514
   Transfers of policy loans                                                                     (56)                (73)
   Transfers of surrenders                                                                  (200,675)            (85,917)
   Transfers of death benefits                                                               (10,761)             (2,619)
   Transfers of other terminations                                                           (50,932)            (25,975)
   Interfund and net transfers to general account                                          1,672,536              64,445
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,506,450              13,375
                                                                                       --------------      --------------

Total increase in net assets                                                               1,799,832             503,996
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,475,300         $ 1,675,468
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     284,613 shares (cost $2,609,338)         $ 2,786,365      Dividend income                                 $   7,338
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,338
                                                                                                           --------------
Net assets                                    $ 2,786,365  Expenses:
                                            --------------
                                                               Administrative expense                                545
                                                               Mortality and expense risk                         26,345
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  26,890
                                                                                                           --------------

                                                           Net investment loss                                   (19,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      86,495
                                                           Net unrealized appreciation on
                                                                investments                                       80,618
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  147,561
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,505,118          $  157,512

Net increase in net assets resulting from operations                                         147,561             277,474

Capital shares transactions
   Net premiums                                                                               62,031             127,225
   Transfers of policy loans                                                                    (811)                  -
   Transfers of surrenders                                                                   (75,290)            (22,067)
   Transfers of death benefits                                                               (27,176)             (3,033)
   Transfers of other terminations                                                           (65,407)            (28,913)
   Interfund and net transfers to general account                                          1,240,339             996,920
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,133,686           1,070,132
                                                                                       --------------      --------------

Total increase in net assets                                                               1,281,247           1,347,606
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,786,365         $ 1,505,118
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     347,040 shares (cost $2,126,485)         $ 2,186,351      Dividend income                                 $  39,125
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  39,125
                                                                                                           --------------
Net assets                                    $ 2,186,351  Expenses:
                                            --------------
                                                               Administrative expense                                995
                                                               Mortality and expense risk                         29,052
                                                               Contract maintenance charge                           529
                                                                                                           --------------

                                                                                                                  30,576
                                                                                                           --------------

                                                           Net investment income                                   8,549

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (31,531)
                                                           Net unrealized appreciation on
                                                                investments                                      225,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  202,476
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,995,242         $ 2,148,308

Net increase in net assets resulting from operations                                         202,476             212,545

Capital shares transactions
   Net premiums                                                                              242,475             120,588
   Transfers of policy loans                                                                      91                 366
   Transfers of surrenders                                                                  (191,127)           (233,094)
   Transfers of death benefits                                                               (36,918)            (37,097)
   Transfers of other terminations                                                           (57,682)            (77,481)
   Interfund and net transfers to general account                                             31,794            (138,893)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (11,367)           (365,611)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      191,109            (153,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,186,351         $ 1,995,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     354,269 shares (cost $4,342,447)         $ 5,009,357      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 5,009,357  Expenses:
                                            --------------
                                                               Administrative expense                              3,724
                                                               Mortality and expense risk                         57,763
                                                               Contract maintenance charge                         1,807
                                                                                                           --------------

                                                                                                                  63,294
                                                                                                           --------------

                                                           Net investment loss                                   (63,294)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     676,945
                                                           Net unrealized appreciation on
                                                                investments                                      821,124
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,434,775
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,759,551         $ 2,329,054

Net increase in net assets resulting from operations                                       1,434,775             732,654

Capital shares transactions
   Net premiums                                                                              295,279             206,161
   Transfers of policy loans                                                                      23                 (48)
   Transfers of surrenders                                                                  (261,922)           (160,687)
   Transfers of death benefits                                                               (73,882)             (4,299)
   Transfers of other terminations                                                          (149,245)            (76,409)
   Interfund and net transfers to general account                                          1,004,778            (266,875)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   815,031            (302,157)
                                                                                       --------------      --------------

Total increase in net assets                                                               2,249,806             430,497
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,009,357         $ 2,759,551
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,121,561 shares (cost $8,443,296)       $ 9,593,411      Dividend income                                $  231,623
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 231,623
                                                                                                           --------------
Net assets                                    $ 9,593,411  Expenses:
                                            --------------
                                                               Administrative expense                              8,334
                                                               Mortality and expense risk                        147,888
                                                               Contract maintenance charge                         2,326
                                                                                                           --------------

                                                                                                                 158,548
                                                                                                           --------------

                                                           Net investment income                                  73,075

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (845,470)
                                                           Net unrealized appreciation on
                                                                investments                                    1,934,197
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,161,802
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $10,987,454         $10,065,494

Net increase in net assets resulting from operations                                       1,161,802           2,659,973

Capital shares transactions
   Net premiums                                                                              176,283             216,793
   Transfers of policy loans                                                                  (2,387)             (2,594)
   Transfers of surrenders                                                                (1,078,728)         (1,008,077)
   Transfers of death benefits                                                              (104,403)           (147,343)
   Transfers of other terminations                                                          (404,473)           (297,105)
   Interfund and net transfers to general account                                         (1,142,137)           (499,687)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,555,845)         (1,738,013)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,394,043)            921,960
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,593,411         $10,987,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,083,675 shares (cost $12,418,930)       $12,210,338       Dividend income                                $  250,537
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                   250,537
                                                                                                             --------------
Net assets                                     $12,210,338   Expenses:
                                             --------------
                                                                 Administrative expense                              8,720
                                                                 Mortality and expense risk                        178,587
                                                                 Contract maintenance charge                         2,430
                                                                                                             --------------

                                                                                                                   189,737
                                                                                                             --------------

                                                             Net investment income                                  60,800

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized losses on investments                 (1,505,169)
                                                             Net unrealized appreciation on
                                                                  investments                                    2,689,656
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,245,287
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $13,211,320          $12,574,284

Net increase in net assets resulting from operations                                        1,245,287            1,939,671

Capital shares transactions
   Net premiums                                                                               624,667              630,872
   Transfers of policy loans                                                                   (2,616)                 730
   Transfers of surrenders                                                                 (1,345,936)          (1,042,645)
   Transfers of death benefits                                                               (182,946)            (148,567)
   Transfers of other terminations                                                           (461,398)            (386,933)
   Interfund and net transfers to general account                                            (878,040)            (356,092)
                                                                                        --------------       --------------

     Net decrease in net assets from capital share transactions                            (2,246,269)          (1,302,635)
                                                                                        --------------       --------------

Total (decrease) increase in net assets                                                    (1,000,982)             637,036
                                                                                        --------------       --------------

Net assets at end of year                                                                 $12,210,338          $13,211,320
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     199,544 shares (cost $1,258,108)         $ 1,207,242      Dividend income                                 $  15,692
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  15,692
                                                                                                           --------------
Net assets                                    $ 1,207,242  Expenses:
                                            --------------
                                                               Administrative expense                              1,303
                                                               Mortality and expense risk                         16,448
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  18,525
                                                                                                           --------------

                                                           Net investment loss                                    (2,833)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (79,807)
                                                           Net unrealized appreciation on
                                                                investments                                      214,232
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,592
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  991,592         $ 1,510,279

Net increase in net assets resulting from operations                                         131,592              82,126

Capital shares transactions
   Net premiums                                                                               49,177              41,892
   Transfers of policy loans                                                                   1,194               5,021
   Transfers of surrenders                                                                   (96,320)           (112,974)
   Transfers of death benefits                                                               (36,640)             (1,203)
   Transfers of other terminations                                                           (17,733)            (34,092)
   Interfund and net transfers to general account                                            184,380            (499,457)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,058            (600,813)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      215,650            (518,687)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,207,242          $  991,592
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     847,327 shares (cost $8,851,226)         $ 9,396,861      Dividend income                                $  149,878
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 149,878
                                                                                                           --------------
Net assets                                    $ 9,396,861  Expenses:
                                            --------------
                                                               Administrative expense                              2,483
                                                               Mortality and expense risk                        133,099
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                 135,582
                                                                                                           --------------

                                                           Net investment income                                  14,296

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     220,722
                                                           Net unrealized appreciation on
                                                                investments                                       76,553
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  311,571
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,066,463         $ 8,064,948

Net increase in net assets resulting from operations                                         311,571             567,016

Capital shares transactions
   Net premiums                                                                            1,182,796             955,639
   Transfers of policy loans                                                                  (3,772)             (1,175)
   Transfers of surrenders                                                                  (486,726)           (300,658)
   Transfers of death benefits                                                               (75,744)            (40,375)
   Transfers of other terminations                                                          (308,992)           (215,765)
   Interfund and net transfers to general account                                            711,265            (963,167)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,018,827            (565,501)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,330,398               1,515
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 9,396,861         $ 8,066,463
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     46,727 shares (cost $406,597)             $  440,167      Dividend income                                 $   5,405
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,405
                                                                                                           --------------
Net assets                                     $  440,167  Expenses:
                                            --------------
                                                               Administrative expense                                183
                                                               Mortality and expense risk                          6,867
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   7,050
                                                                                                           --------------

                                                           Net investment loss                                    (1,645)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,097)
                                                           Net unrealized appreciation on
                                                                investments                                       60,035
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  35,293
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  320,721          $  326,009

Net increase in net assets resulting from operations                                          35,293              28,679

Capital shares transactions
   Net premiums                                                                               35,490              46,043
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,357)            (28,484)
   Transfers of death benefits                                                               (10,000)                  -
   Transfers of other terminations                                                            (3,881)             (1,387)
   Interfund and net transfers to general account                                             99,901             (50,139)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    84,153             (33,967)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      119,446              (5,288)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  440,167          $  320,721
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     38,623 shares (cost $470,178)             $  546,124      Dividend income                                 $  11,153
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  11,153
                                                                                                           --------------
Net assets                                     $  546,124  Expenses:
                                            --------------
                                                               Administrative expense                                195
                                                               Mortality and expense risk                         10,254
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,449
                                                                                                           --------------

                                                           Net investment income                                     704

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      55,356
                                                           Net unrealized appreciation on
                                                                investments                                       17,458
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  73,518
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  474,488          $  360,095

Net increase in net assets resulting from operations                                          73,518             136,541

Capital shares transactions
   Net premiums                                                                               25,895              75,607
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,382)            (14,402)
   Transfers of death benefits                                                                (5,881)                  -
   Transfers of other terminations                                                          (119,980)            (11,432)
   Interfund and net transfers to general account                                            138,466             (71,921)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                               (1,882)            (22,148)
                                                                                       --------------      --------------

Total increase in net assets                                                                  71,636             114,393
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  546,124          $  474,488
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     151,114 shares (cost $1,184,743)         $ 1,402,342      Dividend income                                  $    442
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     442
                                                                                                           --------------
Net assets                                    $ 1,402,342  Expenses:
                                            --------------
                                                               Administrative expense                                 59
                                                               Mortality and expense risk                         17,676
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,735
                                                                                                           --------------

                                                           Net investment loss                                   (17,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     166,193
                                                           Net unrealized appreciation on
                                                                investments                                      110,339
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  259,239
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,260,026          $  223,797

Net increase in net assets resulting from operations                                         259,239             117,256

Capital shares transactions
   Net premiums                                                                                6,956              30,492
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (30,065)             (6,571)
   Transfers of death benefits                                                               (11,439)                  -
   Transfers of other terminations                                                            (9,725)            (11,941)
   Interfund and net transfers to general account                                         (3,072,650)          3,906,993
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,116,923)          3,918,973
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,857,684)          4,036,229
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,402,342         $ 4,260,026
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,270 shares (cost $547,940)             $  690,199      Dividend income                                 $   6,281
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   6,281
                                                                                                           --------------
Net assets                                     $  690,199  Expenses:
                                            --------------
                                                               Administrative expense                                966
                                                               Mortality and expense risk                          8,462
                                                               Contract maintenance charge                         1,122
                                                                                                           --------------

                                                                                                                  10,550
                                                                                                           --------------

                                                           Net investment loss                                    (4,269)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,171
                                                           Net unrealized appreciation on
                                                                investments                                       75,769
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,671
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  704,512          $  664,908

Net increase in net assets resulting from operations                                          86,671             154,640

Capital shares transactions
   Net premiums                                                                               10,454              32,521
   Transfers of policy loans                                                                     256                 350
   Transfers of surrenders                                                                   (80,801)            (90,172)
   Transfers of death benefits                                                                (6,702)               (243)
   Transfers of other terminations                                                           (22,865)            (35,961)
   Interfund and net transfers to general account                                             (1,326)            (21,531)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (100,984)           (115,036)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (14,313)             39,604
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  690,199          $  704,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     65,212 shares (cost $1,209,934)          $ 1,606,866      Dividend income                                 $   1,628
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,628
                                                                                                           --------------
Net assets                                    $ 1,606,866  Expenses:
                                            --------------
                                                               Administrative expense                              2,295
                                                               Mortality and expense risk                         20,468
                                                               Contract maintenance charge                         2,500
                                                                                                           --------------

                                                                                                                  25,263
                                                                                                           --------------

                                                           Net investment loss                                   (23,635)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      94,035
                                                           Net unrealized appreciation on
                                                                investments                                      119,177
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  189,577
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,736,135         $ 1,394,097

Net increase in net assets resulting from operations                                         189,577             461,301

Capital shares transactions
   Net premiums                                                                               61,549              86,593
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (224,260)           (184,126)
   Transfers of death benefits                                                               (12,276)             (8,171)
   Transfers of other terminations                                                           (29,638)            (34,479)
   Interfund and net transfers to general account                                           (114,221)             20,920
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (318,846)           (119,263)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (129,269)            342,038
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,606,866         $ 1,736,135
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     20,881 shares (cost $372,008)             $  417,969      Dividend income                                 $   4,972
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,972
                                                                                                           --------------
Net assets                                     $  417,969  Expenses:
                                            --------------
                                                               Administrative expense                                491
                                                               Mortality and expense risk                          5,542
                                                               Contract maintenance charge                           404
                                                                                                           --------------

                                                                                                                   6,437
                                                                                                           --------------

                                                           Net investment loss                                    (1,465)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (10,191)
                                                           Net unrealized appreciation on
                                                                investments                                       51,284
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  39,628
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  484,098          $  507,003

Net increase in net assets resulting from operations                                          39,628              91,247

Capital shares transactions
   Net premiums                                                                                  464               1,921
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,795)            (81,841)
   Transfers of death benefits                                                                (6,806)               (973)
   Transfers of other terminations                                                            (8,970)            (10,488)
   Interfund and net transfers to general account                                              2,350             (22,771)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (105,757)           (114,152)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (66,129)            (22,905)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  417,969          $  484,098
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     261,694 shares (cost $3,826,013)         $ 4,715,606      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,715,606  Expenses:
                                            --------------
                                                               Administrative expense                              3,677
                                                               Mortality and expense risk                         45,012
                                                               Contract maintenance charge                         2,062
                                                                                                           --------------

                                                                                                                  50,751
                                                                                                           --------------

                                                           Net investment loss                                   (50,751)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     595,093
                                                           Net unrealized appreciation on
                                                                investments                                      369,175
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  913,517
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,730,531         $ 3,124,597

Net increase in net assets resulting from operations                                         913,517             675,195

Capital shares transactions
   Net premiums                                                                              129,565            (107,158)
   Transfers of policy loans                                                                      42                  15
   Transfers of surrenders                                                                  (258,909)           (160,753)
   Transfers of death benefits                                                               (23,958)             (3,940)
   Transfers of other terminations                                                          (121,748)            (31,241)
   Interfund and net transfers to general account                                          1,346,566            (766,184)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,071,558          (1,069,261)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,985,075            (394,066)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,715,606         $ 2,730,531
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     156,383 shares (cost $3,603,104)         $ 3,717,230      Dividend income                                 $  19,119
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  19,119
                                                                                                           --------------
Net assets                                    $ 3,717,230  Expenses:
                                            --------------
                                                               Administrative expense                              3,836
                                                               Mortality and expense risk                         50,213
                                                               Contract maintenance charge                         2,199
                                                                                                           --------------

                                                                                                                  56,248
                                                                                                           --------------

                                                           Net investment loss                                   (37,129)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (112,724)
                                                           Net unrealized appreciation on
                                                                investments                                      674,180
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  524,327
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,188,450         $ 4,443,941

Net increase in net assets resulting from operations                                         524,327             710,925

Capital shares transactions
   Net premiums                                                                              155,560             103,516
   Transfers of policy loans                                                                     176                 (12)
   Transfers of surrenders                                                                  (683,737)           (480,330)
   Transfers of death benefits                                                               (15,531)            (12,417)
   Transfers of other terminations                                                          (204,058)           (257,312)
   Interfund and net transfers to general account                                           (247,957)           (319,861)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (995,547)           (966,416)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (471,220)           (255,491)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,717,230         $ 4,188,450
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     461,507 shares (cost $7,497,252)         $ 7,642,550      Dividend income                                 $  27,257
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  27,257
                                                                                                           --------------
Net assets                                    $ 7,642,550  Expenses:
                                            --------------
                                                               Administrative expense                              7,112
                                                               Mortality and expense risk                        108,595
                                                               Contract maintenance charge                         2,693
                                                                                                           --------------

                                                                                                                 118,400
                                                                                                           --------------

                                                           Net investment loss                                   (91,143)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,383,040)
                                                           Net unrealized appreciation on
                                                                investments                                    3,054,645
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,580,462
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,803,053         $ 9,213,430

Net increase in net assets resulting from operations                                       1,580,462           1,791,723

Capital shares transactions
   Net premiums                                                                              209,587             136,024
   Transfers of policy loans                                                                     (55)                593
   Transfers of surrenders                                                                (1,273,113)           (857,170)
   Transfers of death benefits                                                              (125,994)            (74,288)
   Transfers of other terminations                                                          (303,964)           (325,405)
   Interfund and net transfers to general account                                         (1,247,426)         (1,081,854)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,740,965)         (2,202,100)
                                                                                       --------------      --------------

Total decrease in net assets                                                              (1,160,503)           (410,377)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,642,550         $ 8,803,053
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     1,664,992 shares (cost $11,567,667)      $14,585,327       Dividend income                                $  104,544
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                  104,544
                                                                                                            --------------
Net assets                                    $14,585,327   Expenses:
                                            --------------
                                                                Administrative expense                              6,422
                                                                Mortality and expense risk                        194,800
                                                                Contract maintenance charge                           816
                                                                                                            --------------

                                                                                                                  202,038
                                                                                                            --------------

                                                            Net investment loss                                   (97,494)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                 (1,998,488)
                                                            Net unrealized appreciation on
                                                                 investments                                    4,402,585
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 2,306,603
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,038,945         $ 9,797,112

Net increase in net assets resulting from operations                                        2,306,603           4,316,077

Capital shares transactions
   Net premiums                                                                             1,432,144           1,202,727
   Transfers of policy loans                                                                   (3,315)             (2,961)
   Transfers of surrenders                                                                   (928,440)           (334,631)
   Transfers of death benefits                                                               (207,725)           (101,094)
   Transfers of other terminations                                                           (417,068)           (311,355)
   Interfund and net transfers to general account                                          (1,635,817)           (526,930)
                                                                                        --------------      --------------

     Net decrease in net assets from capital share transactions                            (1,760,221)            (74,244)
                                                                                        --------------      --------------

Total increase in net assets                                                                  546,382           4,241,833
                                                                                        --------------      --------------

Net assets at end of year                                                                 $14,585,327         $14,038,945
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             33

Midland National Life Insurance Company
Separate Account C
Alger Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     252,008 shares (cost $9,750,846)         $11,007,716      Dividend income                                 $  84,626
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,626
                                                                                                           --------------
Net assets                                    $11,007,716  Expenses:
                                            --------------
                                                               Administrative expense                              6,350
                                                               Mortality and expense risk                        160,259
                                                               Contract maintenance charge                           919
                                                                                                           --------------

                                                                                                                 167,528
                                                                                                           --------------

                                                           Net investment loss                                   (82,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (169,462)
                                                           Net unrealized appreciation on
                                                                investments                                    1,380,006
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,127,642
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,048,320         $ 8,174,886

Net increase in net assets resulting from operations                                       1,127,642           3,688,444

Capital shares transactions
   Net premiums                                                                              971,626             794,481
   Transfers of policy loans                                                                  (3,085)             (2,104)
   Transfers of surrenders                                                                  (871,793)           (570,497)
   Transfers of death benefits                                                              (186,613)           (130,992)
   Transfers of other terminations                                                          (355,925)           (302,407)
   Interfund and net transfers to general account                                         (1,722,456)            396,509
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,168,246)            184,990
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,040,604)          3,873,434
                                                                                       --------------      --------------

Net assets at end of year                                                                $11,007,716         $12,048,320
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             34

Midland National Life Insurance Company
Separate Account C
Alger Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     584,285 shares (cost $6,972,488)         $ 7,449,633      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 7,449,633  Expenses:
                                            --------------
                                                               Administrative expense                              5,741
                                                               Mortality and expense risk                         96,938
                                                               Contract maintenance charge                         1,445
                                                                                                           --------------

                                                                                                                 104,124
                                                                                                           --------------

                                                           Net investment loss                                  (104,124)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                 (1,359,402)
                                                           Net unrealized appreciation on
                                                                investments                                    2,482,144
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,018,618
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 6,861,016         $ 4,259,638

Net increase in net assets resulting from operations                                       1,018,618           2,168,788

Capital shares transactions
   Net premiums                                                                              570,039             426,227
   Transfers of policy loans                                                                  (2,901)                 65
   Transfers of surrenders                                                                  (708,591)           (378,629)
   Transfers of death benefits                                                               (94,632)            (39,507)
   Transfers of other terminations                                                          (219,124)           (131,918)
   Interfund and net transfers to general account                                             25,208             556,352
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (430,001)            432,590
                                                                                       --------------      --------------

Total increase in net assets                                                                 588,617           2,601,378
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,449,633         $ 6,861,016
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             35

Midland National Life Insurance Company
Separate Account C
Alger Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     73,640 shares (cost $3,447,524)          $ 3,841,059      Dividend income                                 $  16,415
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  16,415
                                                                                                           --------------
Net assets                                    $ 3,841,059  Expenses:
                                            --------------
                                                               Administrative expense                              4,646
                                                               Mortality and expense risk                         55,082
                                                               Contract maintenance charge                         2,104
                                                                                                           --------------

                                                                                                                  61,832
                                                                                                           --------------

                                                           Net investment loss                                   (45,417)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (116,515)
                                                           Net unrealized appreciation on
                                                                investments                                      444,971
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  283,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,441,117         $ 4,155,821

Net increase in net assets resulting from operations                                         283,039           1,433,277

Capital shares transactions
   Net premiums                                                                              127,303             106,876
   Transfers of policy loans                                                                      89                  41
   Transfers of surrenders                                                                  (362,286)           (273,328)
   Transfers of death benefits                                                               (21,188)             (7,508)
   Transfers of other terminations                                                          (200,721)           (127,743)
   Interfund and net transfers to general account                                           (426,294)           (846,319)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (883,097)         (1,147,981)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (600,058)            285,296
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,841,059         $ 4,441,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             36

Midland National Life Insurance Company
Separate Account C
Alger Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     56,653 shares (cost $1,506,686)          $ 1,815,718      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,815,718  Expenses:
                                            --------------
                                                               Administrative expense                              2,148
                                                               Mortality and expense risk                         23,295
                                                               Contract maintenance charge                           774
                                                                                                           --------------

                                                                                                                  26,217
                                                                                                           --------------

                                                           Net investment loss                                   (26,217)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,967
                                                           Net unrealized appreciation on
                                                                investments                                      377,274
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  376,024
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,868,807         $ 1,499,453

Net increase in net assets resulting from operations                                         376,024             598,205

Capital shares transactions
   Net premiums                                                                               12,167              18,797
   Transfers of policy loans                                                                  (1,919)                 (2)
   Transfers of surrenders                                                                  (229,887)            (81,316)
   Transfers of death benefits                                                                  (629)             (4,724)
   Transfers of other terminations                                                           (63,199)            (45,177)
   Interfund and net transfers to general account                                           (145,646)           (116,429)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (429,113)           (228,851)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (53,089)            369,354
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,815,718         $ 1,868,807
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     105,072 shares (cost $3,172,262)         $ 3,463,160      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 3,463,160  Expenses:
                                            --------------
                                                               Administrative expense                                476
                                                               Mortality and expense risk                         19,040
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,516
                                                                                                           --------------

                                                           Net investment loss                                   (19,516)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (15,666)
                                                           Net unrealized appreciation on
                                                                investments                                      383,388
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  348,206
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  509,286          $  394,188

Net increase in net assets resulting from operations                                         348,206             109,584

Capital shares transactions
   Net premiums                                                                               65,134              12,853
   Transfers of policy loans                                                                    (510)                  -
   Transfers of surrenders                                                                  (142,786)            (22,066)
   Transfers of death benefits                                                                (2,787)            (24,878)
   Transfers of other terminations                                                           (52,241)            (10,638)
   Interfund and net transfers to general account                                          2,738,858              50,243
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,605,668               5,514
                                                                                       --------------      --------------

Total increase in net assets                                                               2,953,874             115,098
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,463,160          $  509,286
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,749 shares (cost $607,026)             $  672,384      Dividend income                                  $    356
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     356
                                                                                                           --------------
Net assets                                     $  672,384  Expenses:
                                            --------------
                                                               Administrative expense                                112
                                                               Mortality and expense risk                         10,338
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  10,450
                                                                                                           --------------

                                                           Net investment loss                                   (10,094)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (23,493)
                                                           Net unrealized appreciation on
                                                                investments                                      120,541
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  86,954
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  602,724          $  372,791

Net increase in net assets resulting from operations                                          86,954             124,717

Capital shares transactions
   Net premiums                                                                               73,975              15,725
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (104,439)             (3,967)
   Transfers of death benefits                                                                     -             (25,714)
   Transfers of other terminations                                                           (26,652)             (8,342)
   Interfund and net transfers to general account                                             39,822             127,514
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (17,294)            105,216
                                                                                       --------------      --------------

Total increase in net assets                                                                  69,660             229,933
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  672,384          $  602,724
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             39

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     63,328 shares (cost $851,238)            $ 1,013,253      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,013,253  Expenses:
                                            --------------
                                                               Administrative expense                                503
                                                               Mortality and expense risk                         14,406
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,909
                                                                                                           --------------

                                                           Net investment loss                                   (14,909)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     102,383
                                                           Net unrealized appreciation on
                                                                investments                                       69,214
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,688
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  882,841          $  455,864

Net increase in net assets resulting from operations                                         156,688             174,928

Capital shares transactions
   Net premiums                                                                               30,055              36,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (153,110)            (26,361)
   Transfers of death benefits                                                                (8,221)                  -
   Transfers of other terminations                                                          (110,619)            (40,895)
   Interfund and net transfers to general account                                            215,619             282,717
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (26,276)            252,049
                                                                                       --------------      --------------

Total increase in net assets                                                                 130,412             426,977
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,013,253          $  882,841
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             40

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     85,239 shares (cost $1,353,145)          $ 1,267,500      Dividend income                                 $  44,397
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  44,397
                                                                                                           --------------
Net assets                                    $ 1,267,500  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         17,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,979
                                                                                                           --------------

                                                           Net investment income                                  26,418

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (144,884)
                                                           Net unrealized appreciation on
                                                                investments                                      178,597
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  60,131
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,224,229         $ 1,565,196

Net increase in net assets resulting from operations                                          60,131             135,733

Capital shares transactions
   Net premiums                                                                              125,492              67,986
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (87,803)            (55,824)
   Transfers of death benefits                                                               (13,327)            (16,190)
   Transfers of other terminations                                                           (46,365)            (70,648)
   Interfund and net transfers to general account                                              5,143            (402,024)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                              (16,860)           (476,700)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       43,271            (340,967)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,267,500         $ 1,224,229
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             41

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     210,042 shares (cost $1,087,689)         $ 1,180,439      Dividend income                                 $   1,318
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,318
                                                                                                           --------------
Net assets                                    $ 1,180,439  Expenses:
                                            --------------
                                                               Administrative expense                                985
                                                               Mortality and expense risk                         14,195
                                                               Contract maintenance charge                           184
                                                                                                           --------------

                                                                                                                  15,364
                                                                                                           --------------

                                                           Net investment loss                                   (14,046)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     164,191
                                                           Net unrealized depreciation on
                                                                investments                                      (31,563)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  118,582
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,374,884         $ 2,526,025

Net increase in net assets resulting from operations                                         118,582             421,283

Capital shares transactions
   Net premiums                                                                               31,612              46,706
   Transfers of policy loans                                                                      (3)                 11
   Transfers of surrenders                                                                  (211,187)           (268,947)
   Transfers of death benefits                                                                (1,571)               (400)
   Transfers of other terminations                                                           (88,909)           (217,834)
   Interfund and net transfers to general account                                            (42,969)         (1,131,960)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (313,027)         (1,572,424)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (194,445)         (1,151,141)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,180,439         $ 1,374,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             42

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81,054 shares (cost $1,272,139)          $ 1,354,409      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,354,409  Expenses:
                                            --------------
                                                               Administrative expense                              1,138
                                                               Mortality and expense risk                         20,633
                                                               Contract maintenance charge                           131
                                                                                                           --------------

                                                                                                                  21,902
                                                                                                           --------------

                                                           Net investment loss                                   (21,902)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      19,145
                                                           Net unrealized appreciation on
                                                                investments                                       45,499
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  42,742
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,581,165          $  891,597

Net increase in net assets resulting from operations                                          42,742             228,071

Capital shares transactions
   Net premiums                                                                               34,215              49,404
   Transfers of policy loans                                                                  (2,982)                 19
   Transfers of surrenders                                                                  (365,342)           (141,456)
   Transfers of death benefits                                                               (16,466)             (8,029)
   Transfers of other terminations                                                          (130,825)            (72,146)
   Interfund and net transfers to general account                                            211,902             633,705
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (269,498)            461,497
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (226,756)            689,568
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,354,409         $ 1,581,165
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             43

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,558 shares (cost $130,012)             $  143,020      Dividend income                                  $    484
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     484
                                                                                                           --------------
Net assets                                     $  143,020  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                          4,455
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,548
                                                                                                           --------------

                                                           Net investment loss                                    (4,064)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (1,177)
                                                           Net unrealized appreciation on
                                                                investments                                        6,785
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,544
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  169,843           $   8,510

Net increase in net assets resulting from operations                                           1,544              19,044

Capital shares transactions
   Net premiums                                                                                6,200              30,354
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,750)             (2,122)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,489)             (1,252)
   Interfund and net transfers to general account                                            (26,328)            115,309
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (28,367)            142,289
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (26,823)            161,333
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  143,020          $  169,843
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             44

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     41,145 shares (cost $513,168)             $  547,641      Dividend income                                 $  22,656
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  22,656
                                                                                                           --------------
Net assets                                     $  547,641  Expenses:
                                            --------------
                                                               Administrative expense                                232
                                                               Mortality and expense risk                         14,198
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,430
                                                                                                           --------------

                                                           Net investment income                                   8,226

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         299
                                                           Net unrealized appreciation on
                                                                investments                                       46,695
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  55,220
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  433,573           $  75,360

Net increase in net assets resulting from operations                                          55,220              21,687

Capital shares transactions
   Net premiums                                                                                6,825             309,935
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,190)             (1,993)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (4,105)               (489)
   Interfund and net transfers to general account                                             57,318              29,073
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               58,848             336,526
                                                                                       --------------      --------------

Total increase in net assets                                                                 114,068             358,213
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  547,641          $  433,573
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             45

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,585 shares (cost $304,638)             $  328,439      Dividend income                                 $   5,066
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,066
                                                                                                           --------------
Net assets                                     $  328,439  Expenses:
                                            --------------
                                                               Administrative expense                                 68
                                                               Mortality and expense risk                          8,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,359
                                                                                                           --------------

                                                           Net investment loss                                    (3,293)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       3,586
                                                           Net unrealized appreciation on
                                                                investments                                       18,716
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,009
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  460,795          $  139,997

Net increase in net assets resulting from operations                                          19,009              47,480

Capital shares transactions
   Net premiums                                                                                5,979               2,700
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (35,270)                  -
   Transfers of death benefits                                                               (23,448)                  -
   Transfers of other terminations                                                            (4,432)             (3,072)
   Interfund and net transfers to general account                                            (94,194)            273,690
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (151,365)            273,318
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (132,356)            320,798
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  328,439          $  460,795
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             46

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,858 shares (cost $132,189)             $  145,614      Dividend income                                  $    298
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     298
                                                                                                           --------------
Net assets                                     $  145,614  Expenses:
                                            --------------
                                                               Administrative expense                                 58
                                                               Mortality and expense risk                          4,273
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,331
                                                                                                           --------------

                                                           Net investment loss                                    (4,033)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,155
                                                           Net unrealized appreciation on
                                                                investments                                        5,218
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  21,340
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  175,170          $  107,545

Net increase in net assets resulting from operations                                          21,340              20,718

Capital shares transactions
   Net premiums                                                                                  314               2,356
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (630)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,268)             (1,090)
   Interfund and net transfers to general account                                            (49,942)             46,271
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (50,896)             46,907
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (29,556)             67,625
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  145,614          $  175,170
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Core Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     453,200 shares (cost $5,070,194)         $ 5,229,931      Dividend income                                $  216,981
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 216,981
                                                                                                           --------------
Net assets                                    $ 5,229,931  Expenses:
                                            --------------
                                                               Administrative expense                              1,624
                                                               Mortality and expense risk                         80,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  82,285
                                                                                                           --------------

                                                           Net investment income                                 134,696

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (239,466)
                                                           Net unrealized appreciation on
                                                                investments                                      503,917
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  399,147
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,314,582         $ 5,700,481

Net increase in net assets resulting from operations                                         399,147             156,036

Capital shares transactions
   Net premiums                                                                              566,079             419,764
   Transfers of policy loans                                                                  (2,921)                132
   Transfers of surrenders                                                                  (404,606)           (320,395)
   Transfers of death benefits                                                               (67,398)            (66,230)
   Transfers of other terminations                                                          (183,807)           (167,929)
   Interfund and net transfers to general account                                           (391,145)           (407,277)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (483,798)           (541,935)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (84,651)           (385,899)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,229,931         $ 5,314,582
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Cap Core Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     290,212 shares (cost $3,897,853)         $ 4,338,674      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,338,674  Expenses:
                                            --------------
                                                               Administrative expense                                824
                                                               Mortality and expense risk                         26,516
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  27,340
                                                                                                           --------------

                                                           Net investment loss                                   (27,340)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,797)
                                                           Net unrealized appreciation on
                                                                investments                                      515,129
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  480,992
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  843,217          $  643,237

Net increase in net assets resulting from operations                                         480,992             116,613

Capital shares transactions
   Net premiums                                                                              347,292              83,885
   Transfers of policy loans                                                                    (521)               (190)
   Transfers of surrenders                                                                   (90,044)            (59,972)
   Transfers of death benefits                                                                  (691)            (19,346)
   Transfers of other terminations                                                           (56,410)            (28,260)
   Interfund and net transfers to general account                                          2,814,839             107,250
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,014,465              83,367
                                                                                       --------------      --------------

Total increase in net assets                                                               3,495,457             199,980
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,338,674          $  843,217
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,191 shares (cost $337,308)              $  380,071      Dividend income                                  $    865
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     865
                                                                                                           --------------
Net assets                                     $  380,071  Expenses:
                                            --------------
                                                               Administrative expense                                270
                                                               Mortality and expense risk                          4,787
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,057
                                                                                                           --------------

                                                           Net investment loss                                    (4,192)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (970)
                                                           Net unrealized appreciation on
                                                                investments                                       71,283
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  66,121
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  204,652          $  365,183

Net increase in net assets resulting from operations                                          66,121              90,052

Capital shares transactions
   Net premiums                                                                                  328              21,654
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,785)             (4,878)
   Transfers of death benefits                                                               (20,621)                  -
   Transfers of other terminations                                                           (14,633)            (22,448)
   Interfund and net transfers to general account                                            216,009            (244,911)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   109,298            (250,583)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      175,419            (160,531)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  380,071          $  204,652
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,658 shares (cost $336,771)             $  352,827      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  352,827  Expenses:
                                            --------------
                                                               Administrative expense                                176
                                                               Mortality and expense risk                          6,386
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,562
                                                                                                           --------------

                                                           Net investment loss                                    (6,562)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     104,209
                                                           Net unrealized depreciation on
                                                                investments                                       (6,077)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  91,570
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  262,149          $  176,810

Net increase in net assets resulting from operations                                          91,570             106,296

Capital shares transactions
   Net premiums                                                                               10,844              25,647
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (34,367)            (18,150)
   Transfers of death benefits                                                               (24,305)               (848)
   Transfers of other terminations                                                           (14,523)            (16,354)
   Interfund and net transfers to general account                                             61,459             (11,252)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                                 (892)            (20,957)
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,678              85,339
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  352,827          $  262,149
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     1,483,157 shares (cost $1,483,157)       $ 1,483,157      Dividend income                                   $    69
                                                               Capital gains distributions                            85
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     154
                                                                                                           --------------
Net assets                                    $ 1,483,157  Expenses:
                                            --------------
                                                               Administrative expense                                190
                                                               Mortality and expense risk                         22,299
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,489
                                                                                                           --------------

                                                           Net investment loss                                   (22,335)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (22,335)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  791,751         $ 2,296,079

Net decrease in net assets resulting from operations                                         (22,335)            (23,402)

Capital shares transactions
   Net premiums                                                                            6,560,355           1,341,362
   Transfers of policy loans                                                                       -               2,761
   Transfers of surrenders                                                                   (40,199)               (132)
   Transfers of death benefits                                                               (55,725)                  -
   Transfers of other terminations                                                           (64,136)            (54,631)
   Interfund and net transfers to general account                                         (5,686,554)         (2,770,286)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   713,741          (1,480,926)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      691,406          (1,504,328)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,483,157          $  791,751
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,101 shares (cost $1,321,811)          $ 1,128,682      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,128,682  Expenses:
                                            --------------
                                                               Administrative expense                                582
                                                               Mortality and expense risk                         18,780
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,362
                                                                                                           --------------

                                                           Net investment loss                                   (19,362)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (286,401)
                                                           Net unrealized appreciation on
                                                                investments                                       18,269
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (287,494)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  973,618         $ 1,441,637

Net decrease in net assets resulting from operations                                        (287,494)           (492,619)

Capital shares transactions
   Net premiums                                                                              141,649             253,316
   Transfers of policy loans                                                                      (2)                  8
   Transfers of surrenders                                                                  (142,441)           (135,732)
   Transfers of death benefits                                                                  (647)             (3,712)
   Transfers of other terminations                                                           (86,348)           (106,695)
   Interfund and net transfers to general account                                            530,347              17,415
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              442,558              24,600
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      155,064            (468,019)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,128,682          $  973,618
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     21,677 shares (cost $312,831)             $  256,003      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  256,003  Expenses:
                                            --------------
                                                               Administrative expense                                332
                                                               Mortality and expense risk                         10,812
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,144
                                                                                                           --------------

                                                           Net investment loss                                   (11,144)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (256,961)
                                                           Net unrealized appreciation on
                                                                investments                                       26,635
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (241,470)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  350,956         $ 2,605,403

Net decrease in net assets resulting from operations                                        (241,470)           (470,090)

Capital shares transactions
   Net premiums                                                                               37,405              73,970
   Transfers of policy loans                                                                      (1)                  3
   Transfers of surrenders                                                                   (62,291)            (53,064)
   Transfers of death benefits                                                                  (488)             (3,115)
   Transfers of other terminations                                                           (28,437)            (51,135)
   Interfund and net transfers to general account                                            200,329          (1,751,016)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   146,517          (1,784,357)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (94,953)         (2,254,447)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  256,003          $  350,956
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,020 shares (cost $1,117,615)          $ 1,133,085      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,133,085  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                          4,951
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,121
                                                                                                           --------------

                                                           Net investment loss                                    (5,121)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (13,453)
                                                           Net unrealized appreciation on
                                                                investments                                        9,858
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,716)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  206,205           $  66,006

Net (decrease) increase in net assets resulting from operations                               (8,716)             30,907

Capital shares transactions
   Net premiums                                                                               10,957              23,747
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (62,857)            (30,433)
   Transfers of death benefits                                                                     -             (21,339)
   Transfers of other terminations                                                           (32,817)            (26,164)
   Interfund and net transfers to general account                                          1,020,313             163,481
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              935,596             109,292
                                                                                       --------------      --------------

Total increase in net assets                                                                 926,880             140,199
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,133,085          $  206,205
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust US Long Short Momentum Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     32,573 shares (cost $357,069)             $  416,928      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  416,928  Expenses:
                                            --------------
                                                               Administrative expense                                284
                                                               Mortality and expense risk                          6,536
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,820
                                                                                                           --------------

                                                           Net investment loss                                    (6,820)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,471
                                                           Net unrealized depreciation on
                                                                investments                                      (13,740)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  48,911
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  508,417         $ 2,252,357

Net increase in net assets resulting from operations                                          48,911              95,648

Capital shares transactions
   Net premiums                                                                                3,811              46,587
   Transfers of policy loans                                                                     132                 (33)
   Transfers of surrenders                                                                   (78,045)            (99,134)
   Transfers of death benefits                                                                  (725)            (36,588)
   Transfers of other terminations                                                           (76,985)            (66,251)
   Interfund and net transfers to general account                                             11,412          (1,684,169)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (140,400)         (1,839,588)
                                                                                       --------------      --------------

Total decrease in net assets                                                                 (91,489)         (1,743,940)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  416,928          $  508,417
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     36,658 shares (cost $291,682)             $  260,269      Dividend income                                 $  84,417
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  84,417
                                                                                                           --------------
Net assets                                     $  260,269  Expenses:
                                            --------------
                                                               Administrative expense                                212
                                                               Mortality and expense risk                         47,090
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  47,302
                                                                                                           --------------

                                                           Net investment income                                  37,115

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (332,847)
                                                           Net unrealized appreciation on
                                                                investments                                       11,785
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (283,947)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  80,187         $ 1,432,811

Net decrease in net assets resulting from operations                                        (283,947)           (288,922)

Capital shares transactions
   Net premiums                                                                              282,597              45,948
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,171)             (4,531)
   Transfers of death benefits                                                               (10,886)            (11,608)
   Transfers of other terminations                                                          (106,915)            (17,987)
   Interfund and net transfers to general account                                            377,404          (1,075,524)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   464,029          (1,063,702)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      180,082          (1,352,624)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  260,269           $  80,187
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase (decrease) in net assets resulting from operations                                    -                 (24)

Capital shares transactions
   Net premiums                                                                                    -                   1
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                  23
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  24
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     81 shares (cost $1,490)                    $   1,975      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,975  Expenses:
                                            --------------
                                                               Administrative expense                                  2
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      36
                                                                                                           --------------

                                                           Net investment loss                                       (36)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         188
                                                           Net unrealized appreciation on
                                                                investments                                          347
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    499
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   1,477            $    694

Net increase in net assets resulting from operations                                             499                 748

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                 (1)                 35
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                        (1)                 35
                                                                                       --------------      --------------

Total increase in net assets                                                                     498                 783
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,975           $   1,477
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     68 shares (cost $4,206)                    $   7,651      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   7,651  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                            164
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                     164
                                                                                                           --------------

                                                           Net investment loss                                      (164)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         200
                                                           Net unrealized appreciation on
                                                                investments                                        1,403
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,439
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   6,580           $   4,611

Net increase in net assets resulting from operations                                           1,439               1,961

Capital shares transactions
   Net premiums                                                                                    -                   8
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (368)                  -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (368)                  8
                                                                                       --------------      --------------

Total increase in net assets                                                                   1,071               1,969
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   7,651           $   6,580
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     143 shares (cost $2,412)                   $   1,959      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   1,959  Expenses:
                                            --------------
                                                               Administrative expense                                  3
                                                               Mortality and expense risk                             55
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      58
                                                                                                           --------------

                                                           Net investment loss                                       (58)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (569)
                                                           Net unrealized depreciation on
                                                                investments                                         (291)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (918)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $   2,877           $   5,287

Net decrease in net assets resulting from operations                                            (918)             (2,449)

Capital shares transactions
   Net premiums                                                                                    -                  39
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                                  -                   -
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                    -                  39
                                                                                       --------------      --------------

Total decrease in net assets                                                                    (918)             (2,410)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   1,959           $   2,877
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             61

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     67,669 shares (cost $1,756,167)          $ 1,797,968      Dividend income                                $  327,288
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 327,288
                                                                                                           --------------
Net assets                                    $ 1,797,968  Expenses:
                                            --------------
                                                               Administrative expense                                167
                                                               Mortality and expense risk                         31,934
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,101
                                                                                                           --------------

                                                           Net investment income                                 295,187

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (157,375)
                                                           Net unrealized depreciation on
                                                                investments                                      (13,867)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  123,945
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,338,651         $ 1,626,885

Net increase in net assets resulting from operations                                         123,945             126,873

Capital shares transactions
   Net premiums                                                                                    2             660,590
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,241)            (75,447)
   Transfers of death benefits                                                                (9,758)                  -
   Transfers of other terminations                                                           (35,808)            (40,838)
   Interfund and net transfers to general account                                           (542,823)             40,588
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (664,628)            584,893
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (540,683)            711,766
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,797,968         $ 2,338,651
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,716 shares (cost $1,725,001)          $ 1,755,102      Dividend income                                 $   1,504
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,504
                                                                                                           --------------
Net assets                                    $ 1,755,102  Expenses:
                                            --------------
                                                               Administrative expense                                171
                                                               Mortality and expense risk                         33,450
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,621
                                                                                                           --------------

                                                           Net investment loss                                   (32,117)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (87,106)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,421)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (121,644)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,857,475         $ 2,732,456

Net (decrease) increase in net assets resulting from operations                             (121,644)            587,352

Capital shares transactions
   Net premiums                                                                               13,924              15,826
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,246)             (2,423)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (16,711)            (39,021)
   Interfund and net transfers to general account                                         (1,962,696)            563,285
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,980,729)            537,667
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,102,373)          1,125,019
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,755,102         $ 3,857,475
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,773 shares (cost $319,673)             $  340,287      Dividend income                                  $    922
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     922
                                                                                                           --------------
Net assets                                     $  340,287  Expenses:
                                            --------------
                                                               Administrative expense                                162
                                                               Mortality and expense risk                          8,139
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,301
                                                                                                           --------------

                                                           Net investment loss                                    (7,379)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     184,303
                                                           Net unrealized appreciation on
                                                                investments                                       23,308
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  200,232
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  56,946           $  61,364

Net increase in net assets resulting from operations                                         200,232               4,993

Capital shares transactions
   Net premiums                                                                               15,512               3,060
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (8,128)               (157)
   Transfers of death benefits                                                                (1,975)                  -
   Transfers of other terminations                                                            (7,948)             (3,255)
   Interfund and net transfers to general account                                             85,648              (9,059)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    83,109              (9,411)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      283,341              (4,418)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,287           $  56,946
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     26,928 shares (cost $1,237,268)          $ 1,404,831      Dividend income                                 $   9,253
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   9,253
                                                                                                           --------------
Net assets                                    $ 1,404,831  Expenses:
                                            --------------
                                                               Administrative expense                                329
                                                               Mortality and expense risk                         23,534
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  23,863
                                                                                                           --------------

                                                           Net investment loss                                   (14,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,683
                                                           Net unrealized appreciation on
                                                                investments                                       76,143
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  107,216
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,992,679          $  493,004

Net increase in net assets resulting from operations                                         107,216             209,718

Capital shares transactions
   Net premiums                                                                               32,933               6,771
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,428)             (1,152)
   Transfers of death benefits                                                                (1,854)                  -
   Transfers of other terminations                                                           (22,498)            (29,257)
   Interfund and net transfers to general account                                           (627,217)          1,313,595
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (695,064)          1,289,957
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (587,848)          1,499,675
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,831         $ 1,992,679
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     19,434 shares (cost $399,633)             $  395,869      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  395,869  Expenses:
                                            --------------
                                                               Administrative expense                              1,191
                                                               Mortality and expense risk                         53,291
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  54,482
                                                                                                           --------------

                                                           Net investment loss                                   (54,482)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (715,226)
                                                           Net unrealized appreciation on
                                                                investments                                       37,908
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (731,800)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,124,150         $ 1,548,508

Net decrease in net assets resulting from operations                                        (731,800)         (1,199,917)

Capital shares transactions
   Net premiums                                                                                5,223              35,087
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,001)            (96,981)
   Transfers of death benefits                                                                     -                (571)
   Transfers of other terminations                                                           (54,172)            (33,024)
   Interfund and net transfers to general account                                             92,469             871,048
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                                3,519             775,559
                                                                                       --------------      --------------

Total decrease in net assets                                                                (728,281)           (424,358)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  395,869         $ 1,124,150
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,873 shares (cost $130,564)              $  134,319      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  134,319  Expenses:
                                            --------------
                                                               Administrative expense                                 85
                                                               Mortality and expense risk                          9,122
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,207
                                                                                                           --------------

                                                           Net investment loss                                    (9,207)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      33,990
                                                           Net unrealized appreciation on
                                                                investments                                        4,402
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  29,185
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  156,845           $  86,875

Net increase (decrease) in net assets resulting from operations                               29,185             (19,299)

Capital shares transactions
   Net premiums                                                                               21,000                 307
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,253)             (2,111)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,520)             (3,368)
   Interfund and net transfers to general account                                            (62,938)             94,441
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (51,711)             89,269
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (22,526)             69,970
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  134,319          $  156,845
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     80,928 shares (cost $2,108,975)          $ 2,128,414      Dividend income                                 $   4,673
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,673
                                                                                                           --------------
Net assets                                    $ 2,128,414  Expenses:
                                            --------------
                                                               Administrative expense                                742
                                                               Mortality and expense risk                         62,073
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  62,815
                                                                                                           --------------

                                                           Net investment loss                                   (58,142)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     492,996
                                                           Net unrealized appreciation on
                                                                investments                                       19,536
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  454,390
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 4,146,270          $  132,884

Net increase in net assets resulting from operations                                         454,390             178,985

Capital shares transactions
   Net premiums                                                                                  303             (10,033)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                  (138,357)           (224,947)
   Transfers of death benefits                                                                  (204)                  -
   Transfers of other terminations                                                           (76,249)            (24,365)
   Interfund and net transfers to general account                                         (2,257,739)          4,093,746
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,472,246)          3,834,401
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,017,856)          4,013,386
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,128,414         $ 4,146,270
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,333 shares (cost $1,904,477)          $ 1,982,574      Dividend income                                 $   4,685
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,685
                                                                                                           --------------
Net assets                                    $ 1,982,574  Expenses:
                                            --------------
                                                               Administrative expense                                222
                                                               Mortality and expense risk                         14,624
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  14,846
                                                                                                           --------------

                                                           Net investment loss                                   (10,161)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      65,731
                                                           Net unrealized appreciation on
                                                                investments                                       75,653
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,223
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  65,359           $   3,617

Net increase in net assets resulting from operations                                         131,223               4,940

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,188)                  -
   Transfers of death benefits                                                                (3,001)                  -
   Transfers of other terminations                                                           (12,082)                (48)
   Interfund and net transfers to general account                                          1,814,263              56,851
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,785,992              56,802
                                                                                       --------------      --------------

Total increase in net assets                                                               1,917,215              61,742
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,982,574           $  65,359
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,085 shares (cost $1,005,984)          $ 1,091,045      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,091,045  Expenses:
                                            --------------
                                                               Administrative expense                                140
                                                               Mortality and expense risk                         11,246
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,386
                                                                                                           --------------

                                                           Net investment loss                                   (11,386)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      50,098
                                                           Net unrealized appreciation on
                                                                investments                                       82,588
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  121,300
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  145,921           $   2,185

Net increase (decrease) in net assets resulting from operations                              121,300              (2,712)

Capital shares transactions
   Net premiums                                                                                  349                 280
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,305)               (476)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,617)                 (1)
   Interfund and net transfers to general account                                            850,397             146,645
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              823,824             146,448
                                                                                       --------------      --------------

Total increase in net assets                                                                 945,124             143,736
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,091,045          $  145,921
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,819 shares (cost $150,795)              $  155,833      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  155,833  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          2,571
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,595
                                                                                                           --------------

                                                           Net investment loss                                    (2,595)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                        (74)
                                                           Net unrealized appreciation on
                                                                investments                                        4,242
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   1,573
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  101,032           $  35,724

Net increase (decrease) in net assets resulting from operations                                1,573              (1,806)

Capital shares transactions
   Net premiums                                                                                   (5)              9,090
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (3,649)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,689)               (641)
   Interfund and net transfers to general account                                             58,571              58,665
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               53,228              67,114
                                                                                       --------------      --------------

Total increase in net assets                                                                  54,801              65,308
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  155,833          $  101,032
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,208 shares (cost $879,498)             $  916,817      Dividend income                                   $     -
                                                               Capital gains distributions                        28,746
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  28,746
                                                                                                           --------------
Net assets                                     $  916,817  Expenses:
                                            --------------
                                                               Administrative expense                                377
                                                               Mortality and expense risk                         32,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,641
                                                                                                           --------------

                                                           Net investment loss                                    (3,895)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,325
                                                           Net unrealized appreciation on
                                                                investments                                       39,311
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  81,741
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,280,242          $  663,484

Net increase in net assets resulting from operations                                          81,741             268,499

Capital shares transactions
   Net premiums                                                                                  130              25,803
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (32,877)            (60,997)
   Transfers of death benefits                                                                (1,429)                  -
   Transfers of other terminations                                                           (39,004)             (8,006)
   Interfund and net transfers to general account                                         (2,371,986)          2,391,459
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,445,166)          2,348,259
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,425)          2,616,758
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  916,817         $ 3,280,242
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     8,489 shares (cost $170,946)              $  180,568      Dividend income                                 $   3,850
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,850
                                                                                                           --------------
Net assets                                     $  180,568  Expenses:
                                            --------------
                                                               Administrative expense                                196
                                                               Mortality and expense risk                          9,663
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,859
                                                                                                           --------------

                                                           Net investment loss                                    (6,009)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (12,725)
                                                           Net unrealized depreciation on
                                                                investments                                       (5,040)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (23,774)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  449,017           $  37,067

Net (decrease) increase in net assets resulting from operations                              (23,774)             41,918

Capital shares transactions
   Net premiums                                                                                3,027               1,215
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (85,465)             (1,073)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,833)            (18,792)
   Interfund and net transfers to general account                                           (156,404)            388,682
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (244,675)            370,032
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (268,449)            411,950
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  180,568          $  449,017
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling US Dollar
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,001 shares (cost $118,140)              $  117,509      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  117,509  Expenses:
                                            --------------
                                                               Administrative expense                                  4
                                                               Mortality and expense risk                          2,700
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,704
                                                                                                           --------------

                                                           Net investment loss                                    (2,704)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                       (479)
                                                           Net unrealized appreciation on
                                                                investments                                        2,507
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                         $    (676)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  103,909          $  303,931

Net decrease in net assets resulting from operations                                            (676)             (7,035)

Capital shares transactions
   Net premiums                                                                                  755              62,997
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                             13,521            (255,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    14,276            (192,987)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                       13,600            (200,022)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  117,509          $  103,909
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,843 shares (cost $97,177)                $  95,946      Dividend income                                 $   1,103
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,103
                                                                                                           --------------
Net assets                                      $  95,946  Expenses:
                                            --------------
                                                               Administrative expense                                 75
                                                               Mortality and expense risk                          5,735
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,810
                                                                                                           --------------

                                                           Net investment loss                                    (4,707)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (126,944)
                                                           Net unrealized appreciation on
                                                                investments                                      127,217
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (4,434)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  346,750          $  563,595

Net (decrease) increase in net assets resulting from operations                               (4,434)             85,256

Capital shares transactions
   Net premiums                                                                                    3                  (4)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,820)             (2,178)
   Transfers of death benefits                                                                (4,314)                  -
   Transfers of other terminations                                                            (5,545)            (22,510)
   Interfund and net transfers to general account                                           (220,694)           (277,409)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (246,370)           (302,101)
                                                                                       --------------      --------------

Total decrease in net assets                                                                (250,804)           (216,845)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  95,946          $  346,750
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     60,830 shares (cost $1,627,928)          $ 1,758,594      Dividend income                                 $   4,046
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,046
                                                                                                           --------------
Net assets                                    $ 1,758,594  Expenses:
                                            --------------
                                                               Administrative expense                                163
                                                               Mortality and expense risk                         42,253
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  42,416
                                                                                                           --------------

                                                           Net investment loss                                   (38,370)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      15,910
                                                           Net unrealized appreciation on
                                                                investments                                       29,942
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   7,482
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,255,925         $ 1,308,798

Net increase in net assets resulting from operations                                           7,482             199,061

Capital shares transactions
   Net premiums                                                                               22,966                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,903)             (5,005)
   Transfers of death benefits                                                                (2,880)                  -
   Transfers of other terminations                                                           (42,338)            (52,453)
   Interfund and net transfers to general account                                            541,342            (194,471)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   495,187            (251,934)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      502,669             (52,873)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,758,594         $ 1,255,925
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,826 shares (cost $606,522)             $  619,538      Dividend income                                 $   1,861
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,861
                                                                                                           --------------
Net assets                                     $  619,538  Expenses:
                                            --------------
                                                               Administrative expense                                 65
                                                               Mortality and expense risk                          8,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,417
                                                                                                           --------------

                                                           Net investment loss                                    (6,556)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      38,998
                                                           Net unrealized appreciation on
                                                                investments                                       14,110
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  46,552
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  144,527           $  19,828

Net increase (decrease) in net assets resulting from operations                               46,552              (8,307)

Capital shares transactions
   Net premiums                                                                               31,108               1,226
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (13,690)                (61)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,231)               (806)
   Interfund and net transfers to general account                                            430,272             132,647
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              428,459             133,006
                                                                                       --------------      --------------

Total increase in net assets                                                                 475,011             124,699
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  619,538          $  144,527
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             77

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,132 shares (cost $189,556)              $  198,707      Dividend income                                   $     -
                                                               Capital gains distributions                           680
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     680
                                                                                                           --------------
Net assets                                     $  198,707  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,517
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,530
                                                                                                           --------------

                                                           Net investment loss                                      (850)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       2,182
                                                           Net unrealized appreciation on
                                                                investments                                        8,873
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  10,205
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  16,690           $  12,099

Net increase in net assets resulting from operations                                          10,205               2,696

Capital shares transactions
   Net premiums                                                                                    -               2,696
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                              (183)                  -
   Interfund and net transfers to general account                                            171,995                (801)
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              171,812               1,895
                                                                                       --------------      --------------

Total increase in net assets                                                                 182,017               4,591
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  198,707           $  16,690
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,977 shares (cost $639,914)             $  727,375      Dividend income                                   $     -
                                                               Capital gains distributions                         3,291
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,291
                                                                                                           --------------
Net assets                                     $  727,375  Expenses:
                                            --------------
                                                               Administrative expense                                 77
                                                               Mortality and expense risk                          6,497
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,574
                                                                                                           --------------

                                                           Net investment loss                                    (3,283)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      27,140
                                                           Net unrealized appreciation on
                                                                investments                                       61,760
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  85,617
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  355,848          $  115,647

Net increase in net assets resulting from operations                                          85,617              91,537

Capital shares transactions
   Net premiums                                                                                  226              27,107
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,100)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,510)               (730)
   Interfund and net transfers to general account                                            292,294             122,287
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              285,910             148,664
                                                                                       --------------      --------------

Total increase in net assets                                                                 371,527             240,201
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  727,375          $  355,848
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     33,111 shares (cost $408,739)             $  421,503      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  421,503  Expenses:
                                            --------------
                                                               Administrative expense                                 24
                                                               Mortality and expense risk                          6,398
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,422
                                                                                                           --------------

                                                           Net investment loss                                    (6,422)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (149,026)
                                                           Net unrealized appreciation on
                                                                investments                                        4,370
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (151,078)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  202,206          $  344,642

Net decrease in net assets resulting from operations                                        (151,078)            (57,924)

Capital shares transactions
   Net premiums                                                                               27,339                  (5)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,832)               (128)
   Transfers of death benefits                                                                  (562)                  -
   Transfers of other terminations                                                            (1,251)             (1,294)
   Interfund and net transfers to general account                                            351,681             (83,085)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   370,375             (84,512)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,297            (142,436)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  421,503          $  202,206
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     30,927 shares (cost $977,048)            $ 1,037,910      Dividend income                                  $    168
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     168
                                                                                                           --------------
Net assets                                    $ 1,037,910  Expenses:
                                            --------------
                                                               Administrative expense                                 54
                                                               Mortality and expense risk                          7,987
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,041
                                                                                                           --------------

                                                           Net investment loss                                    (7,873)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,712
                                                           Net unrealized appreciation on
                                                                investments                                       40,420
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  61,259
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  242,991          $  324,839

Net increase in net assets resulting from operations                                          61,259              40,742

Capital shares transactions
   Net premiums                                                                                4,664               5,222
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (518)               (455)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,773)             (2,768)
   Interfund and net transfers to general account                                            738,287            (124,589)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   733,660            (122,590)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      794,919             (81,848)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,037,910          $  242,991
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     61,664 shares (cost $1,482,240)          $ 1,499,058      Dividend income                                 $   1,197
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,197
                                                                                                           --------------
Net assets                                    $ 1,499,058  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          6,758
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,783
                                                                                                           --------------

                                                           Net investment loss                                    (5,586)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      23,379
                                                           Net unrealized appreciation on
                                                                investments                                       14,963
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  32,756
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  68,585          $  235,542

Net increase (decrease) in net assets resulting from operations                               32,756             (20,843)

Capital shares transactions
   Net premiums                                                                                9,601               2,592
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (8,276)             (1,630)
   Interfund and net transfers to general account                                          1,396,392            (147,076)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,397,717            (146,114)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,430,473            (166,957)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,499,058           $  68,585
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     11,765 shares (cost $310,825)             $  326,597      Dividend income                                   $     -
                                                               Capital gains distributions                       114,526
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 114,526
                                                                                                           --------------
Net assets                                     $  326,597  Expenses:
                                            --------------
                                                               Administrative expense                                 44
                                                               Mortality and expense risk                          9,456
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   9,500
                                                                                                           --------------

                                                           Net investment income                                 105,026

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (122,779)
                                                           Net unrealized appreciation on
                                                                investments                                        3,294
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (14,459)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  868,706           $   6,152

Net decrease in net assets resulting from operations                                         (14,459)             (5,011)

Capital shares transactions
   Net premiums                                                                                   32                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -             (19,955)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (19,768)             (1,031)
   Interfund and net transfers to general account                                           (507,914)            888,551
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (527,650)            867,565
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (542,109)            862,554
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  326,597          $  868,706
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     45,262 shares (cost $1,431,088)          $ 1,548,426      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,548,426  Expenses:
                                            --------------
                                                               Administrative expense                                100
                                                               Mortality and expense risk                         12,668
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,768
                                                                                                           --------------

                                                           Net investment loss                                   (12,768)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      28,348
                                                           Net unrealized appreciation on
                                                                investments                                       96,441
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  112,021
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  649,763           $  51,504

Net increase in net assets resulting from operations                                         112,021              42,495

Capital shares transactions
   Net premiums                                                                                1,175               6,255
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -              (9,728)
   Transfers of death benefits                                                               (11,724)                  -
   Transfers of other terminations                                                           (13,680)             (2,580)
   Interfund and net transfers to general account                                            810,871             561,817
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              786,642             555,764
                                                                                       --------------      --------------

Total increase in net assets                                                                 898,663             598,259
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,548,426          $  649,763
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     16,551 shares (cost $389,191)             $  430,499      Dividend income                                 $   7,018
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,018
                                                                                                           --------------
Net assets                                     $  430,499  Expenses:
                                            --------------
                                                               Administrative expense                                138
                                                               Mortality and expense risk                         13,365
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,503
                                                                                                           --------------

                                                           Net investment loss                                    (6,485)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     123,340
                                                           Net unrealized appreciation on
                                                                investments                                       39,595
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  156,450
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  173,569           $  77,820

Net increase in net assets resulting from operations                                         156,450              17,134

Capital shares transactions
   Net premiums                                                                                  802               2,458
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,499)             (9,327)
   Transfers of death benefits                                                               (23,823)                  -
   Transfers of other terminations                                                           (13,480)             (3,371)
   Interfund and net transfers to general account                                            138,480              88,855
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,480              78,615
                                                                                       --------------      --------------

Total increase in net assets                                                                 256,930              95,749
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  430,499          $  173,569
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     26,097,031 shares (cost $26,097,031)      $26,097,031       Dividend income                                 $   6,997
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                     6,997
                                                                                                             --------------
Net assets                                     $26,097,031   Expenses:
                                             --------------
                                                                 Administrative expense                             12,968
                                                                 Mortality and expense risk                        834,544
                                                                 Contract maintenance charge                             -
                                                                                                             --------------

                                                                                                                   847,512
                                                                                                             --------------

                                                             Net investment loss                                  (840,515)

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                           -
                                                             Net unrealized appreciation on
                                                                  investments                                            -
                                                                                                             --------------

                                                             Net decrease in net assets resulting from
                                                              operations                                        $ (840,515)
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $30,776,897         $36,756,488

Net decrease in net assets resulting from operations                                          (840,515)           (973,584)

Capital shares transactions
   Net premiums                                                                              2,502,400          68,076,315
   Transfers of policy loans                                                                         -                   -
   Transfers of surrenders                                                                  (2,723,436)         (3,451,114)
   Transfers of death benefits                                                                (157,075)           (177,477)
   Transfers of other terminations                                                          (1,443,551)         (1,294,232)
   Interfund and net transfers to general account                                           (2,017,689)        (68,159,499)
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,839,351)         (5,006,007)
                                                                                         --------------      --------------

Total decrease in net assets                                                                (4,679,866)         (5,979,591)
                                                                                         --------------      --------------

Net assets at end of year                                                                  $26,097,031         $30,776,897
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     71,794 shares (cost $3,020,987)          $ 3,337,725      Dividend income                                 $  10,019
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  10,019
                                                                                                           --------------
Net assets                                    $ 3,337,725  Expenses:
                                            --------------
                                                               Administrative expense                                517
                                                               Mortality and expense risk                         75,405
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  75,922
                                                                                                           --------------

                                                           Net investment loss                                   (65,903)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (269,119)
                                                           Net unrealized appreciation on
                                                                investments                                      443,612
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  108,590
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,486,236         $ 1,449,233

Net increase (decrease) in net assets resulting from operations                              108,590             (92,754)

Capital shares transactions
   Net premiums                                                                               12,718             499,864
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (76,197)            (15,667)
   Transfers of death benefits                                                               (77,197)                  -
   Transfers of other terminations                                                           (40,805)            (40,068)
   Interfund and net transfers to general account                                            924,380             685,628
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              742,899           1,129,757
                                                                                       --------------      --------------

Total increase in net assets                                                                 851,489           1,037,003
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 3,337,725         $ 2,486,236
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             87

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     219,524 shares (cost $4,217,441)         $ 4,225,843      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,225,843  Expenses:
                                            --------------
                                                               Administrative expense                                432
                                                               Mortality and expense risk                         33,320
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  33,752
                                                                                                           --------------

                                                           Net investment loss                                   (33,752)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     128,938
                                                           Net unrealized depreciation on
                                                                investments                                      (30,892)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  64,294
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,472,874          $  111,549

Net increase in net assets resulting from operations                                          64,294             361,692

Capital shares transactions
   Net premiums                                                                                4,635               8,899
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (67,882)           (233,709)
   Transfers of death benefits                                                                (1,716)                  -
   Transfers of other terminations                                                           (56,186)            (26,776)
   Interfund and net transfers to general account                                            809,824           3,251,219
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              688,675           2,999,633
                                                                                       --------------      --------------

Total increase in net assets                                                                 752,969           3,361,325
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,225,843         $ 3,472,874
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     7,386 shares (cost $165,381)              $  163,160      Dividend income                                 $   1,056
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,056
                                                                                                           --------------
Net assets                                     $  163,160  Expenses:
                                            --------------
                                                               Administrative expense                                 27
                                                               Mortality and expense risk                          1,957
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,984
                                                                                                           --------------

                                                           Net investment loss                                      (928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (6,379)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,746)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (10,053)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  73,029           $  10,002

Net (decrease) increase in net assets resulting from operations                              (10,053)              9,970

Capital shares transactions
   Net premiums                                                                                1,450               9,488
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    13,427            (152,919)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,134)               (253)
   Interfund and net transfers to general account                                             99,441             196,741
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              100,184              53,057
                                                                                       --------------      --------------

Total increase in net assets                                                                  90,131              63,027
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  163,160           $  73,029
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     87,745 shares (cost $4,156,828)          $ 4,898,793      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,898,793  Expenses:
                                            --------------
                                                               Administrative expense                              1,351
                                                               Mortality and expense risk                         97,112
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  98,463
                                                                                                           --------------

                                                           Net investment loss                                   (98,463)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     325,277
                                                           Net unrealized appreciation on
                                                                investments                                      688,621
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  915,435
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,934,499          $  796,192

Net increase in net assets resulting from operations                                         915,435             242,034

Capital shares transactions
   Net premiums                                                                               95,734             595,880
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (16,882)            (72,924)
   Transfers of death benefits                                                               (51,790)                  -
   Transfers of other terminations                                                          (260,306)            (77,548)
   Interfund and net transfers to general account                                          1,282,103           1,450,865
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,048,859           1,896,273
                                                                                       --------------      --------------

Total increase in net assets                                                               1,964,294           2,138,307
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,898,793         $ 2,934,499
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,679 shares (cost $773,065)             $  806,391      Dividend income                                 $  32,467
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  32,467
                                                                                                           --------------
Net assets                                     $  806,391  Expenses:
                                            --------------
                                                               Administrative expense                                541
                                                               Mortality and expense risk                         29,437
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  29,978
                                                                                                           --------------

                                                           Net investment income                                   2,489

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (96,428)
                                                           Net unrealized depreciation on
                                                                investments                                       (2,063)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (96,002)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  646,329           $  11,083

Net decrease in net assets resulting from operations                                         (96,002)            (14,589)

Capital shares transactions
   Net premiums                                                                               67,039             303,611
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (56,960)             (2,584)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (25,203)             (3,008)
   Interfund and net transfers to general account                                            271,188             351,816
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              256,064             649,835
                                                                                       --------------      --------------

Total increase in net assets                                                                 160,062             635,246
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  806,391          $  646,329
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     356,656 shares (cost $4,255,193)         $ 4,279,873      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 4,279,873  Expenses:
                                            --------------
                                                               Administrative expense                                512
                                                               Mortality and expense risk                         55,363
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  55,875
                                                                                                           --------------

                                                           Net investment loss                                   (55,875)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (338,818)
                                                           Net unrealized depreciation on
                                                                investments                                      (30,019)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (424,712)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,487,884           $  81,177

Net (decrease) increase in net assets resulting from operations                             (424,712)             75,549

Capital shares transactions
   Net premiums                                                                                4,593              56,463
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (38,079)             (2,228)
   Transfers of death benefits                                                               (11,589)                  -
   Transfers of other terminations                                                           (48,136)            (17,026)
   Interfund and net transfers to general account                                          3,309,912           1,293,949
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            3,216,701           1,331,158
                                                                                       --------------      --------------

Total increase in net assets                                                               2,791,989           1,406,707
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,279,873         $ 1,487,884
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     2,218 shares (cost $39,917)                $  44,313      Dividend income                                  $    377
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     377
                                                                                                           --------------
Net assets                                      $  44,313  Expenses:
                                            --------------
                                                               Administrative expense                                 10
                                                               Mortality and expense risk                          2,385
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,395
                                                                                                           --------------

                                                           Net investment loss                                    (2,018)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      62,102
                                                           Net unrealized depreciation on
                                                                investments                                      (67,403)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (7,319)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,785,948            $    816

Net (decrease) increase in net assets resulting from operations                               (7,319)             41,350

Capital shares transactions
   Net premiums                                                                               19,827               1,588
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,755)                (71)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (3,556)             (6,818)
   Interfund and net transfers to general account                                         (1,744,832)          1,749,083
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,734,316)          1,743,782
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,741,635)          1,785,132
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  44,313         $ 1,785,948
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,076 shares (cost $40,525)                $  31,215      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  31,215  Expenses:
                                            --------------
                                                               Administrative expense                                 13
                                                               Mortality and expense risk                          1,209
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,222
                                                                                                           --------------

                                                           Net investment loss                                    (1,222)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (8,948)
                                                           Net unrealized appreciation on
                                                                investments                                        1,382
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $   (8,788)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  22,342           $  45,384

Net decrease in net assets resulting from operations                                          (8,788)            (76,490)

Capital shares transactions
   Net premiums                                                                                   (1)              6,000
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (663)
   Transfers of death benefits                                                               (11,728)                  -
   Transfers of other terminations                                                              (141)                (79)
   Interfund and net transfers to general account                                             29,531              48,190
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               17,661              53,448
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                        8,873             (23,042)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  31,215           $  22,342
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     53,522 shares (cost $750,158)             $  723,077      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  723,077  Expenses:
                                            --------------
                                                               Administrative expense                                134
                                                               Mortality and expense risk                         12,661
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,795
                                                                                                           --------------

                                                           Net investment loss                                   (12,795)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (68,131)
                                                           Net unrealized depreciation on
                                                                investments                                      (26,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (106,948)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  28,600           $   2,322

Net decrease in net assets resulting from operations                                        (106,948)           (131,125)

Capital shares transactions
   Net premiums                                                                               49,734                  24
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (9,460)                  -
   Transfers of death benefits                                                                (3,473)                  -
   Transfers of other terminations                                                           (11,255)               (135)
   Interfund and net transfers to general account                                            775,879             157,514
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              801,425             157,403
                                                                                       --------------      --------------

Total increase in net assets                                                                 694,477              26,278
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  723,077           $  28,600
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     4,806 shares (cost $119,466)               $  98,759      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  98,759  Expenses:
                                            --------------
                                                               Administrative expense                                 25
                                                               Mortality and expense risk                          5,274
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,299
                                                                                                           --------------

                                                           Net investment loss                                    (5,299)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (42,923)
                                                           Net unrealized appreciation on
                                                                investments                                        4,918
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (43,304)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  191,873           $  15,593

Net (decrease) increase in net assets resulting from operations                              (43,304)             22,513

Capital shares transactions
   Net premiums                                                                                9,813               6,122
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                               (11,899)                  -
   Transfers of other terminations                                                            (2,036)                  -
   Interfund and net transfers to general account                                            (45,688)            147,645
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                   (49,810)            153,767
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (93,114)            176,280
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  98,759          $  191,873
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     391 shares (cost $7,275)                   $   5,840      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $   5,840  Expenses:
                                            --------------
                                                               Administrative expense                                289
                                                               Mortality and expense risk                         11,263
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  11,552
                                                                                                           --------------

                                                           Net investment loss                                   (11,552)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (425,484)
                                                           Net unrealized appreciation on
                                                                investments                                       67,237
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (369,799)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  542,722          $  614,579

Net decrease in net assets resulting from operations                                        (369,799)         (1,047,722)

Capital shares transactions
   Net premiums                                                                                  427               7,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (560)            (83,706)
   Transfers of death benefits                                                               (11,436)               (560)
   Transfers of other terminations                                                            (9,440)            (17,189)
   Interfund and net transfers to general account                                           (146,074)          1,069,962
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (167,083)            975,865
                                                                                       --------------      --------------

Total decrease in net assets                                                                (536,882)            (71,857)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $   5,840          $  542,722
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     3,842 shares (cost $37,139)                $  36,308      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $  36,308  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         28,202
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,792
                                                                                                           --------------

                                                           Net investment loss                                   (28,792)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (253,846)
                                                           Net unrealized appreciation on
                                                                investments                                       33,305
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (249,333)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  653,427          $  787,309

Net decrease in net assets resulting from operations                                        (249,333)         (1,664,895)

Capital shares transactions
   Net premiums                                                                               14,414               1,333
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (23,145)           (109,642)
   Transfers of death benefits                                                               (17,376)               (587)
   Transfers of other terminations                                                           (22,167)            (31,081)
   Interfund and net transfers to general account                                           (319,512)          1,670,990
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (367,786)          1,531,013
                                                                                       --------------      --------------

Total decrease in net assets                                                                (617,119)           (133,882)
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  36,308          $  653,427
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     18,953 shares (cost $188,131)             $  160,529      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  160,529  Expenses:
                                            --------------
                                                               Administrative expense                                548
                                                               Mortality and expense risk                         21,264
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  21,812
                                                                                                           --------------

                                                           Net investment loss                                   (21,812)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (481,219)
                                                           Net unrealized appreciation on
                                                                investments                                          943
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (502,088)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,622,914          $  914,786

Net decrease in net assets resulting from operations                                        (502,088)         (2,183,967)

Capital shares transactions
   Net premiums                                                                               17,577               3,600
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,183)           (108,670)
   Transfers of death benefits                                                               (11,615)               (562)
   Transfers of other terminations                                                           (16,275)            (63,258)
   Interfund and net transfers to general account                                           (927,801)          3,060,985
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (960,297)          2,892,095
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,462,385)            708,128
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  160,529         $ 1,622,914
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,592 shares (cost $611,981)             $  631,227      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  631,227  Expenses:
                                            --------------
                                                               Administrative expense                                173
                                                               Mortality and expense risk                         17,207
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  17,380
                                                                                                           --------------

                                                           Net investment loss                                   (17,380)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (48,195)
                                                           Net unrealized depreciation on
                                                                investments                                      (15,022)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (80,597)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,281,454           $  58,323

Net decrease in net assets resulting from operations                                         (80,597)           (680,061)

Capital shares transactions
   Net premiums                                                                                  817             152,123
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,888)           (347,988)
   Transfers of death benefits                                                                (9,911)                  -
   Transfers of other terminations                                                           (15,073)             (7,951)
   Interfund and net transfers to general account                                           (542,575)          2,107,008
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (569,630)          1,903,192
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (650,227)          1,223,131
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  631,227         $ 1,281,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,719 shares (cost $951,066)             $  996,080      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  996,080  Expenses:
                                            --------------
                                                               Administrative expense                                177
                                                               Mortality and expense risk                         13,658
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,835
                                                                                                           --------------

                                                           Net investment loss                                   (13,835)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (50,806)
                                                           Net unrealized appreciation on
                                                                investments                                       10,479
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (54,162)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  553,261           $  20,161

Net (decrease) increase in net assets resulting from operations                              (54,162)             54,902

Capital shares transactions
   Net premiums                                                                                1,244                 712
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (78,382)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (17,124)             (4,120)
   Interfund and net transfers to general account                                            591,243             481,606
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              496,981             478,198
                                                                                       --------------      --------------

Total increase in net assets                                                                 442,819             533,100
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  996,080          $  553,261
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,415 shares (cost $266,864)             $  284,341      Dividend income                                  $    361
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     361
                                                                                                           --------------
Net assets                                     $  284,341  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          4,353
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,388
                                                                                                           --------------

                                                           Net investment loss                                    (4,027)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (21,423)
                                                           Net unrealized appreciation on
                                                                investments                                       12,906
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (12,544)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  46,931          $  112,531

Net decrease in net assets resulting from operations                                         (12,544)             (3,947)

Capital shares transactions
   Net premiums                                                                                5,206              15,219
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                (9,830)                  -
   Transfers of other terminations                                                            (7,612)             (3,982)
   Interfund and net transfers to general account                                            262,190             (72,890)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   249,954             (61,653)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      237,410             (65,600)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  284,341           $  46,931
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,047 shares (cost $248,718)             $  286,738      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  286,738  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                         19,541
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,580
                                                                                                           --------------

                                                           Net investment loss                                   (19,580)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      64,083
                                                           Net unrealized depreciation on
                                                                investments                                     (159,154)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (114,651)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,673,080          $  677,277

Net (decrease) increase in net assets resulting from operations                             (114,651)            417,802

Capital shares transactions
   Net premiums                                                                                3,187               2,339
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (978)                  1
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,669)            (29,457)
   Interfund and net transfers to general account                                         (1,247,231)            605,118
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,271,691)            578,001
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,386,342)            995,803
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  286,738         $ 1,673,080
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     5,376 shares (cost $38,078)                $  40,645      Dividend income                                 $   3,831
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   3,831
                                                                                                           --------------
Net assets                                      $  40,645  Expenses:
                                            --------------
                                                               Administrative expense                                 35
                                                               Mortality and expense risk                          6,058
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,093
                                                                                                           --------------

                                                           Net investment loss                                    (2,262)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (99,581)
                                                           Net unrealized depreciation on
                                                                investments                                       (7,080)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (108,923)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,658,628          $  105,624

Net decrease in net assets resulting from operations                                        (108,923)            (22,326)

Capital shares transactions
   Net premiums                                                                                   45                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (22,495)             (5,967)
   Transfers of death benefits                                                                (4,542)                  -
   Transfers of other terminations                                                           (12,775)             (6,105)
   Interfund and net transfers to general account                                         (1,469,293)          1,587,402
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (1,509,060)          1,575,330
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,617,983)          1,553,004
                                                                                       --------------      --------------

Net assets at end of year                                                                  $  40,645         $ 1,658,628
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             104

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,619 shares (cost $598,099)             $  561,226      Dividend income                                 $   8,802
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   8,802
                                                                                                           --------------
Net assets                                     $  561,226  Expenses:
                                            --------------
                                                               Administrative expense                              1,052
                                                               Mortality and expense risk                         36,270
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  37,322
                                                                                                           --------------

                                                           Net investment loss                                   (28,520)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (14,346)
                                                           Net unrealized appreciation on
                                                                investments                                        5,725
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (37,141)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  214,117          $  290,233

Net decrease in net assets resulting from operations                                         (37,141)           (139,001)

Capital shares transactions
   Net premiums                                                                               26,263              51,783
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (70,074)                (14)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (28,208)            (12,313)
   Interfund and net transfers to general account                                            456,269              23,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              384,250              62,885
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      347,109             (76,116)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  561,226          $  214,117
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             105

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     255,219 shares (cost $2,989,589)         $ 2,996,271      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 2,996,271  Expenses:
                                            --------------
                                                               Administrative expense                                644
                                                               Mortality and expense risk                         52,443
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  53,087
                                                                                                           --------------

                                                           Net investment loss                                   (53,087)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,023,066
                                                           Net unrealized appreciation on
                                                                investments                                       94,007
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,063,986
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 5,360,014           $  67,527

Net increase in net assets resulting from operations                                       1,063,986             315,766

Capital shares transactions
   Net premiums                                                                                  458              45,358
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (37,069)             (4,871)
   Transfers of death benefits                                                                (1,671)                  -
   Transfers of other terminations                                                           (93,176)            (58,736)
   Interfund and net transfers to general account                                         (3,296,271)          4,994,970
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (3,427,729)          4,976,721
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,363,743)          5,292,487
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 2,996,271         $ 5,360,014
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             106

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     34,950 shares (cost $675,415)             $  960,431      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  960,431  Expenses:
                                            --------------
                                                               Administrative expense                                 93
                                                               Mortality and expense risk                         19,792
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  19,885
                                                                                                           --------------

                                                           Net investment loss                                   (19,885)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     263,784
                                                           Net unrealized appreciation on
                                                                investments                                      158,654
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  402,553
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  513,082          $  214,672

Net increase in net assets resulting from operations                                         402,553             181,079

Capital shares transactions
   Net premiums                                                                                  433               5,214
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (18,269)                (16)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (26,307)            (30,763)
   Interfund and net transfers to general account                                             88,939             142,896
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               44,796             117,331
                                                                                       --------------      --------------

Total increase in net assets                                                                 447,349             298,410
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  960,431          $  513,082
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     14,230 shares (cost $262,172)             $  309,784      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  309,784  Expenses:
                                            --------------
                                                               Administrative expense                                522
                                                               Mortality and expense risk                         31,415
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  31,937
                                                                                                           --------------

                                                           Net investment loss                                   (31,937)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     680,184
                                                           Net unrealized depreciation on
                                                                investments                                     (312,631)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  335,616
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,828,106         $ 1,666,194

Net increase in net assets resulting from operations                                         335,616           1,558,067

Capital shares transactions
   Net premiums                                                                                1,808               5,165
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (40,189)            (35,996)
   Transfers of death benefits                                                                (3,040)           (345,816)
   Transfers of other terminations                                                           (24,642)           (141,103)
   Interfund and net transfers to general account                                         (2,787,875)            121,595
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                           (2,853,938)           (396,155)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (2,518,322)          1,161,912
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  309,784         $ 2,828,106
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     78,791 shares (cost $487,078)             $  478,261      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  478,261  Expenses:
                                            --------------
                                                               Administrative expense                                773
                                                               Mortality and expense risk                         39,155
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  39,928
                                                                                                           --------------

                                                           Net investment loss                                   (39,928)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (151,118)
                                                           Net unrealized depreciation on
                                                                investments                                      (12,213)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $ (203,259)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  404,663           $  89,831

Net decrease in net assets resulting from operations                                        (203,259)         (1,080,290)

Capital shares transactions
   Net premiums                                                                              (36,623)            (63,168)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (10,442)             (1,533)
   Transfers of death benefits                                                               (32,795)                  -
   Transfers of other terminations                                                           (67,815)            (11,606)
   Interfund and net transfers to general account                                            424,532           1,471,429
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              276,857           1,395,122
                                                                                       --------------      --------------

Total increase in net assets                                                                  73,598             314,832
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  478,261          $  404,663
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     230,051 shares (cost $1,941,673)         $ 1,670,172      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,670,172  Expenses:
                                            --------------
                                                               Administrative expense                                776
                                                               Mortality and expense risk                         40,077
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  40,853
                                                                                                           --------------

                                                           Net investment loss                                   (40,853)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                   (834,631)
                                                           Net unrealized depreciation on
                                                                investments                                     (257,567)
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                      $ (1,133,051)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  327,089          $  485,785

Net decrease in net assets resulting from operations                                      (1,133,051)         (2,898,697)

Capital shares transactions
   Net premiums                                                                               86,910             137,794
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (39,852)            (16,116)
   Transfers of death benefits                                                               (11,799)                  -
   Transfers of other terminations                                                           (44,743)            (43,495)
   Interfund and net transfers to general account                                          2,485,618           2,661,818
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            2,476,134           2,740,001
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,343,083            (158,696)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,670,172          $  327,089
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,682 shares (cost $880,865)             $  931,565      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  931,565  Expenses:
                                            --------------
                                                               Administrative expense                                390
                                                               Mortality and expense risk                         14,977
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  15,367
                                                                                                           --------------

                                                           Net investment loss                                   (15,367)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     413,265
                                                           Net unrealized appreciation on
                                                                investments                                       39,879
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  437,777
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  241,258          $  225,087

Net increase in net assets resulting from operations                                         437,777             792,618

Capital shares transactions
   Net premiums                                                                               24,242               9,870
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (46,068)           (196,344)
   Transfers of death benefits                                                                  (231)                  -
   Transfers of other terminations                                                           (50,118)            (44,733)
   Interfund and net transfers to general account                                            324,705            (545,240)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   252,530            (776,447)
                                                                                       --------------      --------------

Total increase in net assets                                                                 690,307              16,171
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  931,565          $  241,258
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             111

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,223 shares (cost $283,362)             $  289,918      Dividend income                                  $    953
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     953
                                                                                                           --------------
Net assets                                     $  289,918  Expenses:
                                            --------------
                                                               Administrative expense                                103
                                                               Mortality and expense risk                          5,738
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,841
                                                                                                           --------------

                                                           Net investment loss                                    (4,888)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      20,844
                                                           Net unrealized appreciation on
                                                                investments                                        3,094
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  19,050
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  238,605           $  69,402

Net increase (decrease) in net assets resulting from operations                               19,050              (5,196)

Capital shares transactions
   Net premiums                                                                                8,791               4,994
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (92,915)                (70)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (15,582)             (5,658)
   Interfund and net transfers to general account                                            131,969             175,133
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               32,263             174,399
                                                                                       --------------      --------------

Total increase in net assets                                                                  51,313             169,203
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  289,918          $  238,605
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             112

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     552,110 shares (cost $15,897,425)        $20,767,055      Dividend income                                 $  58,876
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  58,876
                                                                                                           --------------
Net assets                                    $20,767,055  Expenses:
                                            --------------
                                                               Administrative expense                             12,147
                                                               Mortality and expense risk                        235,872
                                                               Contract maintenance charge                         1,894
                                                                                                           --------------

                                                                                                                 249,913
                                                                                                           --------------

                                                           Net investment loss                                  (191,037)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,076,087
                                                           Net unrealized appreciation on
                                                                investments                                    3,167,771
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 4,052,821
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $16,440,870         $ 9,533,690

Net increase in net assets resulting from operations                                       4,052,821           5,572,210

Capital shares transactions
   Net premiums                                                                            1,555,083           1,121,639
   Transfers of policy loans                                                                    (698)             (1,973)
   Transfers of surrenders                                                                (1,752,839)         (1,192,634)
   Transfers of death benefits                                                              (125,556)            (85,540)
   Transfers of other terminations                                                          (765,977)           (538,965)
   Interfund and net transfers to general account                                          1,363,351           2,032,443
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              273,364           1,334,970
                                                                                       --------------      --------------

Total increase in net assets                                                               4,326,185           6,907,180
                                                                                       --------------      --------------

Net assets at end of year                                                                $20,767,055         $16,440,870
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             113

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     310,238 shares (cost $3,777,560)         $ 4,386,760      Dividend income                                 $  36,706
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  36,706
                                                                                                           --------------
Net assets                                    $ 4,386,760  Expenses:
                                            --------------
                                                               Administrative expense                              1,916
                                                               Mortality and expense risk                         78,400
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  80,316
                                                                                                           --------------

                                                           Net investment loss                                   (43,610)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                   1,582,434
                                                           Net unrealized depreciation on
                                                                investments                                     (316,767)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,222,057
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 8,612,330         $ 2,158,848

Net increase in net assets resulting from operations                                       1,222,057           5,276,451

Capital shares transactions
   Net premiums                                                                              430,359             531,599
   Transfers of policy loans                                                                  (2,881)                 (2)
   Transfers of surrenders                                                                  (345,473)           (193,330)
   Transfers of death benefits                                                              (113,795)            (56,012)
   Transfers of other terminations                                                          (219,079)           (171,743)
   Interfund and net transfers to general account                                         (5,196,758)          1,066,519
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (5,447,627)          1,177,031
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,225,570)          6,453,482
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,386,760         $ 8,612,330
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             114

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Global Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     123,800 shares (cost $1,445,559)         $ 1,489,311      Dividend income                                 $  57,236
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  57,236
                                                                                                           --------------
Net assets                                    $ 1,489,311  Expenses:
                                            --------------
                                                               Administrative expense                                653
                                                               Mortality and expense risk                         21,820
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  22,473
                                                                                                           --------------

                                                           Net investment income                                  34,763

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      24,817
                                                           Net unrealized appreciation on
                                                                investments                                       12,203
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  71,783
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 1,583,454          $  873,368

Net increase in net assets resulting from operations                                          71,783              33,472

Capital shares transactions
   Net premiums                                                                              321,273             120,644
   Transfers of policy loans                                                                 (27,732)                  -
   Transfers of surrenders                                                                   (82,635)            (77,036)
   Transfers of death benefits                                                               (32,973)             (6,278)
   Transfers of other terminations                                                          (142,941)            (94,521)
   Interfund and net transfers to general account                                           (200,918)            733,805
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (165,926)            676,614
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (94,143)            710,086
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,489,311         $ 1,583,454
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             115

Midland National Life Insurance Company
Separate Account C
Van Eck Variable Insurance Portfolio Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -         $ 1,435,883

Net increase in net assets resulting from operations                                               -             741,344

Capital shares transactions
   Net premiums                                                                                    -              67,291
   Transfers of policy loans                                                                       -                  82
   Transfers of surrenders                                                                         -            (119,305)
   Transfers of death benefits                                                                     -             (22,171)
   Transfers of other terminations                                                                 -             (41,140)
   Interfund and net transfers to general account                                                  -          (2,061,984)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -          (2,177,227)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -          (1,435,883)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             116

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,497
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,497
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 39
                                                               Mortality and expense risk                          1,223
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   1,262
                                                                                                           --------------

                                                           Net investment income                                     235

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      21,087
                                                           Net unrealized depreciation on
                                                                investments                                       (8,973)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  12,349
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  309,512          $  287,516

Net increase in net assets resulting from operations                                          12,349              89,748

Capital shares transactions
   Net premiums                                                                                5,778               6,269
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (2,941)             (3,882)
   Transfers of death benefits                                                                (2,824)            (42,001)
   Transfers of other terminations                                                            (1,300)            (16,791)
   Interfund and net transfers to general account                                           (320,574)            (11,347)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (321,861)            (67,752)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (309,512)             21,996
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  309,512
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     3,417,195 shares (cost $37,910,754)       $37,862,526       Dividend income                               $ 1,036,775
                                                                 Capital gains distributions                     1,137,851
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 2,174,626
                                                                                                             --------------
Net assets                                     $37,862,526   Expenses:
                                             --------------
                                                                 Administrative expense                             17,558
                                                                 Mortality and expense risk                        697,246
                                                                 Contract maintenance charge                         1,246
                                                                                                             --------------

                                                                                                                   716,050
                                                                                                             --------------

                                                             Net investment income                               1,458,576

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   2,221,171
                                                             Net unrealized depreciation on
                                                                  investments                                     (916,198)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 2,763,549
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

  Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                             2010                2009

Net assets at beginning of year                                                            $38,169,100         $34,987,198

Net increase in net assets resulting from operations                                         2,763,549           3,827,933

Capital shares transactions
   Net premiums                                                                              5,325,786           2,835,575
   Transfers of policy loans                                                                   (14,091)             (1,601)
   Transfers of surrenders                                                                  (2,906,110)         (3,665,969)
   Transfers of death benefits                                                                (552,956)           (256,093)
   Transfers of other terminations                                                          (1,880,115)         (2,128,721)
   Interfund and net transfers to general account                                           (3,042,637)          2,570,778
                                                                                         --------------      --------------

     Net decrease in net assets from capital share transactions                             (3,070,123)           (646,031)
                                                                                         --------------      --------------

Total (decrease) increase in net assets                                                       (306,574)          3,181,902
                                                                                         --------------      --------------

Net assets at end of year                                                                  $37,862,526         $38,169,100
                                                                                         --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     744,104 shares (cost $7,705,399)         $ 7,768,442      Dividend income                                $  181,522
                                                               Capital gains distributions                        26,311
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 207,833
                                                                                                           --------------
Net assets                                    $ 7,768,442  Expenses:
                                            --------------
                                                               Administrative expense                              1,527
                                                               Mortality and expense risk                        274,563
                                                               Contract maintenance charge                            60
                                                                                                           --------------

                                                                                                                 276,150
                                                                                                           --------------

                                                           Net investment loss                                   (68,317)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      69,342
                                                           Net unrealized appreciation on
                                                                investments                                      391,090
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  392,115
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $12,158,287         $ 2,251,914

Net increase in net assets resulting from operations                                         392,115             278,441

Capital shares transactions
   Net premiums                                                                              340,875           5,277,290
   Transfers of policy loans                                                                      23                  21
   Transfers of surrenders                                                                  (272,046)           (164,117)
   Transfers of death benefits                                                               (51,450)             (2,962)
   Transfers of other terminations                                                          (396,728)           (113,795)
   Interfund and net transfers to general account                                         (4,402,634)          4,631,495
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (4,781,960)          9,627,932
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (4,389,845)          9,906,373
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 7,768,442         $12,158,287
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                              Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                  Investment income:
     2,310,749 shares (cost $17,539,066)       $17,908,306       Dividend income                               $ 1,236,850
                                                                 Capital gains distributions                             -
                                                                                                             --------------
Liabilities                                              -
                                             --------------
                                                                                                                 1,236,850
                                                                                                             --------------
Net assets                                     $17,908,306   Expenses:
                                             --------------
                                                                 Administrative expense                              7,506
                                                                 Mortality and expense risk                        327,421
                                                                 Contract maintenance charge                           400
                                                                                                             --------------

                                                                                                                   335,327
                                                                                                             --------------

                                                             Net investment income                                 901,523

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                             Net realized gains on investments                   1,240,407
                                                             Net unrealized depreciation on
                                                                  investments                                     (290,475)
                                                                                                             --------------

                                                             Net increase in net assets resulting from
                                                              operations                                       $ 1,851,455
                                                                                                             --------------

---------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
   Years Ended December 31, 2010 and 2009

                                                                                            2010                 2009

Net assets at beginning of year                                                           $15,371,046          $ 5,456,913

Net increase in net assets resulting from operations                                        1,851,455            3,035,097

Capital shares transactions
   Net premiums                                                                               694,858              694,005
   Transfers of policy loans                                                                   (2,106)                (219)
   Transfers of surrenders                                                                   (892,088)            (312,150)
   Transfers of death benefits                                                                (80,260)             (65,399)
   Transfers of other terminations                                                           (604,567)            (321,384)
   Interfund and net transfers to general account                                           1,569,968            6,884,183
                                                                                        --------------       --------------

     Net increase in net assets from capital share transactions                               685,805            6,879,036
                                                                                        --------------       --------------

Total increase in net assets                                                                2,537,260            9,914,133
                                                                                        --------------       --------------

Net assets at end of year                                                                 $17,908,306          $15,371,046
                                                                                        --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             120

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     459,954 shares (cost $12,581,622)        $ 6,043,790      Dividend income                                $  110,255
                                                               Capital gains distributions                        57,577
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                 167,832
                                                                                                           --------------
Net assets                                    $ 6,043,790  Expenses:
                                            --------------
                                                               Administrative expense                              4,876
                                                               Mortality and expense risk                        108,751
                                                               Contract maintenance charge                           608
                                                                                                           --------------

                                                                                                                 114,235
                                                                                                           --------------

                                                           Net investment income                                  53,597

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     103,613
                                                           Net unrealized appreciation on
                                                                investments                                      203,171
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  360,381
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 7,976,259         $ 3,985,026

Net increase in net assets resulting from operations                                         360,381             892,230

Capital shares transactions
   Net premiums                                                                              543,682             413,107
   Transfers of policy loans                                                                  (4,313)                 (2)
   Transfers of surrenders                                                                  (330,130)           (351,391)
   Transfers of death benefits                                                               (54,593)             (8,251)
   Transfers of other terminations                                                          (628,686)           (214,566)
   Interfund and net transfers to general account                                         (1,818,810)          3,260,106
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                (2,292,850)          3,099,003
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                   (1,932,469)          3,991,233
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 6,043,790         $ 7,976,259
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             121

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     126,449 shares (cost $1,409,200)         $ 1,404,847      Dividend income                                 $  77,407
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  77,407
                                                                                                           --------------
Net assets                                    $ 1,404,847  Expenses:
                                            --------------
                                                               Administrative expense                                206
                                                               Mortality and expense risk                         31,998
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  32,204
                                                                                                           --------------

                                                           Net investment income                                  45,203

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      84,681
                                                           Net unrealized depreciation on
                                                                investments                                      (19,845)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  110,039
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  893,702          $  753,352

Net increase in net assets resulting from operations                                         110,039              36,710

Capital shares transactions
   Net premiums                                                                                1,627                 389
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (71,032)                 (9)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                          (342,210)            (11,935)
   Interfund and net transfers to general account                                            812,721             115,195
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              401,106             103,640
                                                                                       --------------      --------------

Total increase in net assets                                                                 511,145             140,350
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,404,847          $  893,702
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     364,405 shares (cost $3,808,434)         $ 4,161,507      Dividend income                                 $  20,000
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  20,000
                                                                                                           --------------
Net assets                                    $ 4,161,507  Expenses:
                                            --------------
                                                               Administrative expense                              1,715
                                                               Mortality and expense risk                         52,199
                                                               Contract maintenance charge                           110
                                                                                                           --------------

                                                                                                                  54,024
                                                                                                           --------------

                                                           Net investment loss                                   (34,024)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     347,437
                                                           Net unrealized appreciation on
                                                                investments                                      192,321
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  505,734
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,650,161         $ 2,251,894

Net increase in net assets resulting from operations                                         505,734             585,847

Capital shares transactions
   Net premiums                                                                              100,650             123,467
   Transfers of policy loans                                                                    (666)               (131)
   Transfers of surrenders                                                                  (230,970)           (158,430)
   Transfers of death benefits                                                               (51,222)            (49,283)
   Transfers of other terminations                                                          (100,068)            (72,322)
   Interfund and net transfers to general account                                          1,287,888             (30,881)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,005,612            (187,580)
                                                                                       --------------      --------------

Total increase in net assets                                                               1,511,346             398,267
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 4,161,507         $ 2,650,161
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             123

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Large Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     28,377 shares (cost $286,870)             $  290,585      Dividend income                                 $   2,223
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,223
                                                                                                           --------------
Net assets                                     $  290,585  Expenses:
                                            --------------
                                                               Administrative expense                                114
                                                               Mortality and expense risk                          4,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,523
                                                                                                           --------------

                                                           Net investment loss                                    (2,300)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (58,873)
                                                           Net unrealized appreciation on
                                                                investments                                       88,116
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  26,943
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  382,326          $  352,852

Net increase in net assets resulting from operations                                          26,943              76,829

Capital shares transactions
   Net premiums                                                                                9,871              61,534
   Transfers of policy loans                                                                  (1,912)                 75
   Transfers of surrenders                                                                  (102,559)             (1,720)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (13,026)            (16,754)
   Interfund and net transfers to general account                                            (11,058)            (90,490)
                                                                                       --------------      --------------

     Net decrease in net assets from capital share transactions                             (118,684)            (47,355)
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                      (91,741)             29,474
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  290,585          $  382,326
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     383,124 shares (cost $4,562,190)         $ 5,402,048      Dividend income                                 $  33,047
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                  33,047
                                                                                                           --------------
Net assets                                    $ 5,402,048  Expenses:
                                            --------------
                                                               Administrative expense                              1,661
                                                               Mortality and expense risk                         65,858
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  67,519
                                                                                                           --------------

                                                           Net investment loss                                   (34,472)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     265,490
                                                           Net unrealized appreciation on
                                                                investments                                      822,700
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                       $ 1,053,718
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 3,038,668         $ 1,713,790

Net increase in net assets resulting from operations                                       1,053,718             642,392

Capital shares transactions
   Net premiums                                                                              806,168             674,137
   Transfers of policy loans                                                                    (532)                468
   Transfers of surrenders                                                                  (220,618)            (62,805)
   Transfers of death benefits                                                               (22,400)            (19,934)
   Transfers of other terminations                                                          (131,786)            (61,150)
   Interfund and net transfers to general account                                            878,830             151,770
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,309,662             682,486
                                                                                       --------------      --------------

Total increase in net assets                                                               2,363,380           1,324,878
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 5,402,048         $ 3,038,668
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     160,333 shares (cost $1,892,970)         $ 1,965,677      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,965,677  Expenses:
                                            --------------
                                                               Administrative expense                                302
                                                               Mortality and expense risk                          8,301
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,603
                                                                                                           --------------

                                                           Net investment loss                                    (8,603)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                    (59,690)
                                                           Net unrealized appreciation on
                                                                investments                                        4,500
                                                                                                           --------------

                                                           Net decrease in net assets resulting from
                                                            operations                                        $  (63,793)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  487,815          $  108,804

Net (decrease) increase in net assets resulting from operations                              (63,793)            281,688

Capital shares transactions
   Net premiums                                                                               67,965              59,728
   Transfers of policy loans                                                                      (2)                  -
   Transfers of surrenders                                                                   (99,005)            (77,583)
   Transfers of death benefits                                                               (15,910)                  -
   Transfers of other terminations                                                           (70,651)            (93,643)
   Interfund and net transfers to general account                                          1,659,258             208,821
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,541,655              97,323
                                                                                       --------------      --------------

Total increase in net assets                                                               1,477,862             379,011
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,965,677          $  487,815
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             126

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     70,945 shares (cost $1,810,260)          $ 1,906,291      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $ 1,906,291  Expenses:
                                            --------------
                                                               Administrative expense                                590
                                                               Mortality and expense risk                         11,872
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  12,462
                                                                                                           --------------

                                                           Net investment loss                                   (12,462)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     211,830
                                                           Net unrealized appreciation on
                                                                investments                                       21,650
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  221,018
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  580,166         $ 1,362,686

Net increase in net assets resulting from operations                                         221,018             163,290

Capital shares transactions
   Net premiums                                                                               44,162               9,557
   Transfers of policy loans                                                                      (5)                 11
   Transfers of surrenders                                                                  (117,631)           (124,303)
   Transfers of death benefits                                                                (1,328)                  -
   Transfers of other terminations                                                           (71,098)           (105,220)
   Interfund and net transfers to general account                                          1,251,007            (725,855)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                 1,105,107            (945,810)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                    1,326,125            (782,520)
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,906,291          $  580,166
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             127

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     22,538 shares (cost $324,362)             $  346,183      Dividend income                                  $    942
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     942
                                                                                                           --------------
Net assets                                     $  346,183  Expenses:
                                            --------------
                                                               Administrative expense                                111
                                                               Mortality and expense risk                          3,141
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,252
                                                                                                           --------------

                                                           Net investment loss                                    (2,310)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (2,334)
                                                           Net unrealized appreciation on
                                                                investments                                       14,290
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   9,646
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  126,506          $  746,416

Net increase in net assets resulting from operations                                           9,646              36,439

Capital shares transactions
   Net premiums                                                                                8,858              39,872
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                   (15,199)             (5,049)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (1,180)            (15,348)
   Interfund and net transfers to general account                                            217,552            (675,824)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                   210,031            (656,349)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      219,677            (619,910)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  346,183          $  126,506
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             128

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                 $   1,177
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,177
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                 86
                                                               Mortality and expense risk                          4,334
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,420
                                                                                                           --------------

                                                           Net investment loss                                    (3,243)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                     155,344
                                                           Net unrealized depreciation on
                                                                investments                                      (20,344)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  131,757
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  805,818          $  362,367

Net increase in net assets resulting from operations                                         131,757             107,134

Capital shares transactions
   Net premiums                                                                              108,457             258,715
   Transfers of policy loans                                                                      64                  12
   Transfers of surrenders                                                                   (18,576)            (10,330)
   Transfers of death benefits                                                                (3,213)                  -
   Transfers of other terminations                                                            (9,937)             (7,164)
   Interfund and net transfers to general account                                         (1,014,370)             95,084
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (937,575)            336,317
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (805,818)            443,451
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -          $  805,818
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             129

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust International Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     4,776 shares (cost $28,166)                $  31,378       Dividend income                                   $    16
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                       16
                                                                                                            --------------
Net assets                                      $  31,378   Expenses:
                                            --------------
                                                                Administrative expense                                 17
                                                                Mortality and expense risk                            488
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                      505
                                                                                                            --------------

                                                            Net investment loss                                      (489)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (2,089)
                                                            Net unrealized appreciation on
                                                                 investments                                        4,535
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $   1,957
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  18,030            $  42,398

Net increase in net assets resulting from operations                                           1,957                6,669

Capital shares transactions
   Net premiums                                                                                    -                   (1)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                    (3,978)                   -
   Transfers of death benefits                                                                     -                    -
   Transfers of other terminations                                                              (628)                 (90)
   Interfund and net transfers to general account                                             15,997              (30,946)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                    11,391              (31,037)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                       13,348              (24,368)
                                                                                       --------------       --------------

Net assets at end of year                                                                  $  31,378            $  18,030
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             130

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust U.S. Equity Flex II Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     8,511 shares (cost $135,133)              $  121,281       Dividend income                                  $    161
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      161
                                                                                                            --------------
Net assets                                     $  121,281   Expenses:
                                            --------------
                                                                Administrative expense                                 11
                                                                Mortality and expense risk                          2,608
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    2,619
                                                                                                            --------------

                                                            Net investment loss                                    (2,458)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (11,625)
                                                            Net unrealized appreciation on
                                                                 investments                                       26,005
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  11,922
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                           $  119,844            $  74,494

Net increase in net assets resulting from operations                                          11,922               21,736

Capital shares transactions
   Net premiums                                                                                7,000                3,493
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                               (21,399)                   -
   Transfers of other terminations                                                            (2,120)              (1,603)
   Interfund and net transfers to general account                                              6,034               21,724
                                                                                       --------------       --------------

     Net (decrease) increase in net assets from capital share transactions                   (10,485)              23,614
                                                                                       --------------       --------------

Total increase in net assets                                                                   1,437               45,350
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  121,281           $  119,844
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             131

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     47,879 shares (cost $1,673,378)          $ 1,686,774      Dividend income                                 $   2,026
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   2,026
                                                                                                           --------------
Net assets                                    $ 1,686,774  Expenses:
                                            --------------
                                                               Administrative expense                                 43
                                                               Mortality and expense risk                          2,968
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   3,011
                                                                                                           --------------

                                                           Net investment loss                                      (985)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (3,223)
                                                           Net unrealized appreciation on
                                                                investments                                       12,999
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   8,791
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  105,247           $  73,646

Net increase in net assets resulting from operations                                           8,791               1,573

Capital shares transactions
   Net premiums                                                                                   76                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (5,424)                  -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (6,376)               (943)
   Interfund and net transfers to general account                                          1,584,460              30,972
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                            1,572,736              30,028
                                                                                       --------------      --------------

Total increase in net assets                                                               1,581,527              31,601
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,686,774          $  105,247
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             132

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     10,952 shares (cost $118,729)             $  122,768      Dividend income                                 $   1,304
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,304
                                                                                                           --------------
Net assets                                     $  122,768  Expenses:
                                            --------------
                                                               Administrative expense                                 21
                                                               Mortality and expense risk                          2,213
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   2,234
                                                                                                           --------------

                                                           Net investment loss                                      (930)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (5,671)
                                                           Net unrealized appreciation on
                                                                investments                                        6,911
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    310
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  98,657           $  89,666

Net increase in net assets resulting from operations                                             310               3,715

Capital shares transactions
   Net premiums                                                                                4,303               2,079
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,063)                  -
   Transfers of death benefits                                                               (20,882)                  -
   Transfers of other terminations                                                            (2,469)             (1,726)
   Interfund and net transfers to general account                                             43,912               4,923
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                               23,801               5,276
                                                                                       --------------      --------------

Total increase in net assets                                                                  24,111               8,991
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  122,768           $  98,657
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             133

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $    92
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                      92
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                             34
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                      34
                                                                                                           --------------

                                                           Net investment income                                      58

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                         293
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                          $    351
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -             $     -

Net increase in net assets resulting from operations                                             351                   -

Capital shares transactions
   Net premiums                                                                                    -                   -
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -                   -
   Interfund and net transfers to general account                                               (351)                  -
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                      (351)                  -
                                                                                       --------------      --------------

Total increase in net assets                                                                       -                   -
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             134

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  658,616

Net increase (decrease) in net assets resulting from operations                                    -             (14,382)

Capital shares transactions
   Net premiums                                                                                    -               3,110
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                (895)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -             (20,312)
   Interfund and net transfers to general account                                                  -            (626,137)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (644,234)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (658,616)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             135

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     0 shares (cost $0)                           $     -      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $     -  Expenses:
                                            --------------
                                                               Administrative expense                                  -
                                                               Mortality and expense risk                              -
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                           Net investment income                                       -

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                           -
                                                           Net unrealized appreciation on
                                                                investments                                            -
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                           $     -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                              $     -          $  706,488

Net increase (decrease) in net assets resulting from operations                                    -             (71,588)

Capital shares transactions
   Net premiums                                                                                    -               4,170
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                                 -              (6,833)
   Interfund and net transfers to general account                                                  -            (632,237)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                         -            (634,900)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                            -            (706,488)
                                                                                       --------------      --------------

Net assets at end of year                                                                    $     -             $     -
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             136

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     9,798 shares (cost $166,304)              $  161,172      Dividend income                                 $   7,805
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   7,805
                                                                                                           --------------
Net assets                                     $  161,172  Expenses:
                                            --------------
                                                               Administrative expense                                139
                                                               Mortality and expense risk                          6,352
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   6,491
                                                                                                           --------------

                                                           Net investment income                                   1,314

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      29,767
                                                           Net unrealized depreciation on
                                                                investments                                       (7,103)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  23,978
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                            $  48,543         $ 1,094,039

Net increase in net assets resulting from operations                                          23,978              68,784

Capital shares transactions
   Net premiums                                                                                    -                  (1)
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                  (8)
   Transfers of death benefits                                                                (9,419)            (45,768)
   Transfers of other terminations                                                            (6,551)             (4,240)
   Interfund and net transfers to general account                                            104,621          (1,064,263)
                                                                                       --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                    88,651          (1,114,280)
                                                                                       --------------      --------------

Total increase (decrease) in net assets                                                      112,629          (1,045,496)
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  161,172           $  48,543
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             137

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     17,941 shares (cost $297,499)             $  329,578      Dividend income                                  $    222
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                     222
                                                                                                           --------------
Net assets                                     $  329,578  Expenses:
                                            --------------
                                                               Administrative expense                                110
                                                               Mortality and expense risk                          8,409
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   8,519
                                                                                                           --------------

                                                           Net investment loss                                    (8,297)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized losses on investments                     (7,824)
                                                           Net unrealized appreciation on
                                                                investments                                       19,079
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   2,958
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  195,824           $  79,445

Net increase in net assets resulting from operations                                           2,958              10,430

Capital shares transactions
   Net premiums                                                                                    1               4,500
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (2,278)             (1,053)
   Interfund and net transfers to general account                                            133,073             102,502
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              130,796             105,949
                                                                                       --------------      --------------

Total increase in net assets                                                                 133,754             116,379
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  329,578          $  195,824
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             138

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     42,045 shares (cost $337,125)             $  340,567      Dividend income                                 $   5,804
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   5,804
                                                                                                           --------------
Net assets                                     $  340,567  Expenses:
                                            --------------
                                                               Administrative expense                                 63
                                                               Mortality and expense risk                          5,530
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   5,593
                                                                                                           --------------

                                                           Net investment income                                     211

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                       9,101
                                                           Net unrealized depreciation on
                                                                investments                                       (3,214)
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $   6,098
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  164,309           $  15,211

Net increase in net assets resulting from operations                                           6,098              18,386

Capital shares transactions
   Net premiums                                                                                  824               2,414
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                      (261)                  -
   Transfers of death benefits                                                               (14,771)                  -
   Transfers of other terminations                                                            (6,847)               (948)
   Interfund and net transfers to general account                                            191,215             129,246
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              170,160             130,712
                                                                                       --------------      --------------

Total increase in net assets                                                                 176,258             149,098
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  340,567          $  164,309
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             139

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     103,067 shares (cost $1,377,377)         $ 1,581,054      Dividend income                                 $   4,040
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   4,040
                                                                                                           --------------
Net assets                                    $ 1,581,054  Expenses:
                                            --------------
                                                               Administrative expense                                244
                                                               Mortality and expense risk                         28,754
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  28,998
                                                                                                           --------------

                                                           Net investment loss                                   (24,958)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      57,690
                                                           Net unrealized appreciation on
                                                                investments                                       61,620
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  94,352
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                          $ 2,354,465          $  174,359

Net increase in net assets resulting from operations                                          94,352             210,047

Capital shares transactions
   Net premiums                                                                               17,477              14,039
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (1,349)               (980)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (11,993)             (4,091)
   Interfund and net transfers to general account                                           (871,898)          1,961,091
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                  (867,763)          1,970,059
                                                                                       --------------      --------------

Total (decrease) increase in net assets                                                     (773,411)          2,180,106
                                                                                       --------------      --------------

Net assets at end of year                                                                $ 1,581,054         $ 2,354,465
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             140

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     57,298 shares (cost $568,545)             $  688,148      Dividend income                                   $     -
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $  688,148  Expenses:
                                            --------------
                                                               Administrative expense                                170
                                                               Mortality and expense risk                         13,397
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                  13,567
                                                                                                           --------------

                                                           Net investment loss                                   (13,567)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      45,204
                                                           Net unrealized appreciation on
                                                                investments                                       94,930
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                        $  126,567
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  268,742           $  54,675

Net increase in net assets resulting from operations                                         126,567              39,860

Capital shares transactions
   Net premiums                                                                                3,136              42,083
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                    (6,344)               (978)
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                           (14,940)             (2,019)
   Interfund and net transfers to general account                                            310,987             135,121
                                                                                       --------------      --------------

     Net increase in net assets from capital share transactions                              292,839             174,207
                                                                                       --------------      --------------

Total increase in net assets                                                                 419,406             214,067
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  688,148          $  268,742
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             141

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                            Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                Investment income:
     12,420 shares (cost $138,762)             $  157,983      Dividend income                                 $   1,311
                                                               Capital gains distributions                             -
                                                                                                           --------------
Liabilities                                             -
                                            --------------
                                                                                                                   1,311
                                                                                                           --------------
Net assets                                     $  157,983  Expenses:
                                            --------------
                                                               Administrative expense                                 28
                                                               Mortality and expense risk                          4,908
                                                               Contract maintenance charge                             -
                                                                                                           --------------

                                                                                                                   4,936
                                                                                                           --------------

                                                           Net investment loss                                    (3,625)

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                           Net realized gains on investments                      46,133
                                                           Net unrealized appreciation on
                                                                investments                                       16,557
                                                                                                           --------------

                                                           Net increase in net assets resulting from
                                                            operations                                         $  59,065
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                2009

Net assets at beginning of year                                                           $  108,022           $   3,762

Net increase in net assets resulting from operations                                          59,065               2,922

Capital shares transactions
   Net premiums                                                                                3,150               1,080
   Transfers of policy loans                                                                       -                   -
   Transfers of surrenders                                                                         -                   -
   Transfers of death benefits                                                                     -                   -
   Transfers of other terminations                                                            (5,136)               (785)
   Interfund and net transfers to general account                                             (7,118)            101,043
                                                                                       --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                    (9,104)            101,338
                                                                                       --------------      --------------

Total increase in net assets                                                                  49,961             104,260
                                                                                       --------------      --------------

Net assets at end of year                                                                 $  157,983          $  108,022
                                                                                       --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             142

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                          Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     17,354 shares (cost $210,544)             $  222,824       Dividend income                                  $    870
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      870
                                                                                                            --------------
Net assets                                     $  222,824   Expenses:
                                            --------------
                                                                Administrative expense                                 28
                                                                Mortality and expense risk                          1,735
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                    1,763
                                                                                                            --------------

                                                            Net investment loss                                      (893)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (4,784)
                                                            Net unrealized appreciation on
                                                                 investments                                       19,811
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $  14,134
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                           2010                 2009

Net assets at beginning of year                                                            $  16,730            $  19,894

Net increase in net assets resulting from operations                                          14,134                2,519

Capital shares transactions
   Net premiums                                                                                   84                   (2)
   Transfers of policy loans                                                                       -                    -
   Transfers of surrenders                                                                         -                    -
   Transfers of death benefits                                                                (8,436)                   -
   Transfers of other terminations                                                            (1,379)                (667)
   Interfund and net transfers to general account                                            201,691               (5,014)
                                                                                       --------------       --------------

     Net increase (decrease) in net assets from capital share transactions                   191,960               (5,683)
                                                                                       --------------       --------------

Total increase (decrease) in net assets                                                      206,094               (3,164)
                                                                                       --------------       --------------

Net assets at end of year                                                                 $  222,824            $  16,730
                                                                                       --------------       --------------

               The accompanying notes are an integral part of these financial statements.

                                                             143

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets:
   Investment in Portfolio,                                 Investment income:
     2,213,101 shares (cost $21,766,891)      $24,764,596       Dividend income                                   $     -
                                                                Capital gains distributions                             -
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                        -
                                                                                                            --------------
Net assets                                    $24,764,596   Expenses:
                                            --------------
                                                                Administrative expense                                899
                                                                Mortality and expense risk                        264,208
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  265,107
                                                                                                            --------------

                                                            Net investment loss                                  (265,107)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                     110,548
                                                            Net unrealized appreciation on
                                                                 investments                                    3,287,672
                                                                                                            --------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $ 3,133,113
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $14,988,870         $13,528,700

Net increase in net assets resulting from operations                                        3,133,113           2,414,940

Capital shares transactions
   Net premiums                                                                                 6,645                 159
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                    (98,974)                  -
   Transfers of death benefits                                                                      -            (835,020)
   Transfers of other terminations                                                           (548,831)           (126,685)
   Interfund and net transfers to general account                                           7,283,773               6,776
                                                                                        --------------      --------------

     Net increase (decrease) in net assets from capital share transactions                  6,642,613            (954,770)
                                                                                        --------------      --------------

Total increase in net assets                                                                9,775,726           1,460,170
                                                                                        --------------      --------------

Net assets at end of year                                                                 $24,764,596         $14,988,870
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             144

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return All Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2010                                             Year Ended December 31, 2010

Assets
   Investment in Portfolio,                                 Investment income
     1,129,908 shares (cost $11,187,654)      $11,219,989       Dividend income                                   $     -
                                                                Capital gains distributions                           103
                                                                                                            --------------
Liabilities                                             -
                                            --------------
                                                                                                                      103
                                                                                                            --------------
Net assets                                    $11,219,989     Expenses
                                            --------------
                                                                Administrative expense                              6,917
                                                                Mortality and expense risk                        343,351
                                                                Contract maintenance charge                             -
                                                                                                            --------------

                                                                                                                  350,268
                                                                                                            --------------

                                                            Net investment loss                                  (350,165)

                                                            Realized and unrealized gains
                                                             (losses) on investments
                                                            Net realized losses on investments                   (133,622)
                                                            Net unrealized appreciation on
                                                                 investments                                      178,700
                                                                                                            --------------

                                                            Net decrease in net assets resulting from
                                                             operations                                        $ (305,087)
                                                                                                            --------------

--------------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
  Years Ended December 31, 2010 and 2009

                                                                                            2010                2009

Net assets at beginning of year                                                           $17,095,601             $     -

Net decrease in net assets resulting from operations                                         (305,087)           (434,135)

Capital shares transactions
   Net premiums                                                                                45,625             317,169
   Transfers of policy loans                                                                        -                   -
   Transfers of surrenders                                                                   (654,078)           (578,552)
   Transfers of death benefits                                                                (70,182)             (1,574)
   Transfers of other terminations                                                           (325,016)           (171,043)
   Interfund and net transfers to general account                                          (4,566,874)         17,963,736
                                                                                        --------------      --------------

     Net (decrease) increase in net assets from capital share transactions                 (5,570,525)         17,529,736
                                                                                        --------------      --------------

Total (decrease) increase in net assets                                                    (5,875,612)         17,095,601
                                                                                        --------------      --------------

Net assets at end of year                                                                 $11,219,989         $17,095,601
                                                                                        --------------      --------------

               The accompanying notes are an integral part of these financial statements.

                                                             145

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company.  The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges.  The Separate Account is used to fund variable annuity contracts of the Company.  Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund
        II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"),
        American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance
        Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger Fund ("FAM"),
        Calvert Variable Series, Inc. ("CAM"), Invesco Variable Insurance Funds
        ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"),
        ProFunds VP ("PF"), Van Eck Variable Insurance Portfolio ("VEVIP"), Janus
        Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman
        Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors
        Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust
        ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion
        Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds
        ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF"), and the
        Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment
        Company Act of 1940, as directed by participants.

        The NLVT Adaptive Allocation Portfolio was introduced effective July 14,
        2009.  All other portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization Portfolio
        was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex NASDAQ-100
        2x Strategy Fund, Rydex S&P 500 2x Strategy Fund, and Rydex Inverse Dow 2x
        Strategy Fund ceased to be available for new investment.  All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio.  However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Premier VIT.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the CS
        International Equity Flex II Portfolio and the CS Large Cap Value Portfolio
        was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was liquidated.
        The plan of liquidation and dissolution was approved by the Board of Trustees of Van Eck Worldwide Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund and
        Direxion Evolution VP All-Cap Equity Fund were liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of Direxion
        Insurance Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective April 16, 2010, the Premier NACM Small Cap Fund was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of
        Premier VIT.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11,
        2010 were transferred to the Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the Janus Aspen Series.  All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.  Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity
        VIPF Money Market Portfolio.

        Effective May 1, 2010, the AIM Variable Insurance Funds were renamed the
        Invesco Variable Insurance Funds, the Alger American Funds were renamed the
        Alger Funds, and the Van Eck Worldwide Insurance Trust was renamed the Van Eck
        Variable Insurance Portfolio.

        Effective May 1, 2010, several funds had name changes which included the following.  The JP Bond Portfolio was renamed the JP Core Bond Portfolio and the JP Small Company Portfolio was renamed the JP Small Cap Core Portfolio.
        The RYDEX Sector Rotation Fund was also renamed the RYDEX US Long Short
        Momentum Fund and LAC International Portfolio was renamed the LAC
        International Opportunities Portfolio.  The VEVIP Worldwide Bond Fund was
        renamed the VEVIP Global Bond Fund, the VEVIP Worldwide Emerging Markets Fund
        was renamed the VEVIP Emerging Markets Fund, and the VEVIP Worldwide Hard
        Assets Fund was renamed the VEVIP Global Hard Assets Fund.  The CAM Social
        Equity Portfolio was renamed the CAM Equity Portfolio and the CAM Social Mid
        Cap Growth Portfolio was renamed the CAM Mid Cap Growth Portfolio.  The NLVT
        Chariot Absolute Return Currency Portfolio was renamed the NLVT Chariot
        Absolute Return All Opportunities Portfolio.

        Effective June 1, 2010, the Van Kampen Universal Institutional Funds were renamed the Morgan Stanley Universal Institutional Funds and the Van Kampen
        Life Investment Trust was renamed the Invesco Van Kampen Variable Insurance
        Fund.

        Effective June 1, 2010, the Goldman Growth and Income Fund was renamed the
        Goldman Large Cap Value Fund.

        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).
        Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2010, the Company's investments were classified as follows:

                            Quoted prices        Significant
                              in active             other          Significant
                             markets for          observable      unobservable
                           identical assets         inputs           inputs
                              (Level 1)           (Level 2)         (Level 3)           Total

       Assets
       Mutual funds           $518,873,332        $      -           $      -        $518,873,332

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended December 31, 2010.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the
        Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
        Actual results could differ from those estimates.

        Subsequent Events
        Effective March 31, 2011, the Morgan Stanley Mid Cap Growth Portfolio was
        closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund will be renamed the INV
        Dividend Growth Fund.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o   A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
            Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o   A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o   A transfer charge is imposed on each transfer between portfolios of the
            Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2010 and 2009 were as follows:

                                                                  2010                                2009
                                                    ----------------------------------  ---------------------------------
Portfolio                                              Purchases           Sales           Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              $ 56,863,304      $ 54,894,976      $ 38,634,544     $ 49,481,198
   High Income Portfolio                                 61,412,223        56,809,201        34,337,451       23,252,911
   Equity-Income Portfolio                                3,451,215         3,579,554         6,948,835        6,667,052
   Growth Portfolio                                         537,308         1,995,178           713,553        1,438,691
   Overseas Portfolio                                     7,408,199         8,221,297         3,979,012        2,782,587
   Mid Cap Portfolio                                      7,186,689         6,989,603         1,086,819        2,096,168
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                  150,924           815,307           306,683          367,371
   Investment Grade Bond Portfolio                       13,532,694        13,814,408         5,346,140        4,142,174
   Index 500 Portfolio                                    4,079,747         6,503,697         5,594,718        6,212,451
   Contrafund Portfolio                                   2,638,961         5,524,742         2,758,203        5,925,631
   Asset Manager: Growth Portfolio                           58,126           437,447           289,738          245,967
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                       932,770           732,892           544,366          828,588
   Growth & Income Portfolio                                159,843           751,789           225,561          572,805
   Growth Opportunities Portfolio                         2,474,734           993,857           325,010          326,850
   Value Strategies Portfolio                             6,293,428         5,179,294         3,685,547        2,625,581
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                            382,119           384,936           483,935          777,230
   Capital Appreciation Fund                              7,676,539         6,924,804           695,640        1,015,278
   International Fund                                     4,705,685         7,188,456         2,048,210        3,745,837
   Value Fund                                             1,947,730         4,133,201         2,032,675        2,866,225
   Income & Growth Fund                                     325,064           243,838           247,099          820,848
   Inflation Protection Fund                              3,699,110         2,665,986         3,804,836        4,354,332
   Large Company Value Fund                                 185,778           103,270           135,185          161,484
   Mid Cap Value Fund                                       543,811           544,990         1,396,057        1,412,720
   Ultra Fund                                             1,112,642         4,246,859         4,178,205          265,972
MFS Variable Insurance Trust
   Research Series                                           25,083           130,337            49,722          165,922
   Growth Series                                            206,190           548,673           300,774          440,609
   Investors Trust Series                                    93,052           200,275           108,774          222,830
   New Discovery Series                                   8,769,144         7,748,336         2,224,023        3,321,882
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                              1,348,442         2,381,117         1,170,887        2,159,525
   Mid-Cap Value Portfolio                                  785,933         3,618,044         1,163,682        3,453,316
   International Opportunities Portfolio                  3,475,961         5,333,674         3,291,538        3,351,489
Alger Fund
   LargeCap Growth Portfolio                              2,531,380         4,782,527         2,267,397        2,170,779
   MidCap Growth Portfolio                                3,424,057         3,958,184         1,737,566        1,386,931
   Capital Appreciation Portfolio                         1,992,356         2,920,870           758,380        1,963,734
   SmallCap Growth Portfolio                                 39,021           494,353            74,730          328,213
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                               6,096,377         3,510,225            79,724           80,508
   Equity Portfolio                                         157,401           184,790           253,372          124,280
Invesco Variable Insurance Funds
   Technology Fund                                        1,171,039         1,212,225           932,997          687,777
   Utilities Fund                                           316,485           306,927           428,992          856,863
   Financial Services Fund                                  507,874           834,948           766,812        2,324,160
   Global Health Care Fund                                  814,720         1,106,118         1,067,497          615,772
   Basic Value Fund                                         119,273           151,703           197,623           54,961
   Global Real Estate Fund                                  805,091           738,017           526,855          193,843
   International Growth Fund                                396,389           551,045           654,594          382,551
   Mid Cap Core Equity Fund                                 325,507           380,438           192,580          144,979
J.P. Morgan Series Trust II
   Core Bond Portfolio                                    1,648,927         1,998,028         2,573,876        2,844,963
   Small Cap Core Portfolio                               3,828,040           840,917           398,738          310,378
Rydex Variable Trust
   Nova Fund                                                661,582           556,475            73,238          326,535
   NASDAQ-100 Fund                                        2,128,727         2,136,181         1,477,814        1,504,391
   U.S. Government Money Market Fund                     11,317,127        10,625,721         1,632,406        3,136,734
   Inverse S&P 500 Strategy Fund                          4,826,495         4,403,299         2,694,205        2,688,188
   Inverse NASDAQ-100 Strategy Fund                       4,147,420         4,012,048           694,945        2,494,719
   Inverse Government Long Bond Strategy Fund             1,169,953           239,478         1,203,294        1,098,251
   US Long Short Momentum Fund                              148,725           295,945           454,617        2,308,274
   Government Long Bond 1.2x Strategy                    17,162,870        16,661,725           444,151        1,470,380
   Dow 2x Strategy Fund                                           -                 -               571              547
   NASDAQ-100 2x Strategy Fund                                5,724             5,760             1,917            1,906
   S&P 500 2x Strategy Fund                                       -               532             7,204            7,288
   Inverse Dow 2x Strategy Fund                              11,035            11,094             3,088            3,162
ProFunds VP
   Access VP High Yield Fund                              5,107,143         5,476,583         4,728,909        4,056,809
   Asia 30                                               18,567,837        20,580,681        28,199,039       27,352,686
   Banks                                                  5,122,317         5,046,587         4,118,499        4,127,691
   Basic Materials                                        7,479,557         8,189,231        11,764,634       10,497,453
   Bear                                                 100,122,808       100,173,772        34,427,505       33,691,251
   Biotechnology                                          2,211,474         2,272,394         2,073,853        1,991,383
   Bull                                                 134,292,710       136,823,098        26,883,722       23,063,794
   Consumer Goods                                         4,899,866         3,124,035           658,523          602,056
   Consumer Services                                      2,604,045         1,791,606           609,857          464,191
   Dow 30                                                 1,343,497         1,292,865           384,475          316,853
   Emerging Markets                                      17,074,545        19,523,607        26,022,836       23,703,039
   Europe 30                                              4,092,887         4,343,572         2,966,738        2,592,751
   Falling U.S. Dollar                                    2,225,663         2,214,091           186,612          378,330
   Financials                                             3,527,152         3,778,232         2,079,304        2,387,261
   Health Care                                            1,911,211         1,454,395         1,897,446        2,177,343
   Industrials                                            4,259,654         3,837,753         1,530,499        1,398,013
   International                                            541,582           370,621           964,735          963,248
   Internet                                               1,103,252           820,627           864,317          721,490
   Japan                                                  3,216,646         2,852,693         7,003,749        7,089,609
   Large-Cap Growth                                       1,816,866         1,091,077         1,171,520        1,297,867
   Large-Cap Value                                        6,934,928         5,542,797           377,690          524,758
   Mid-Cap                                                3,849,746         4,272,370         4,709,569        3,844,988
   Mid-Cap Growth                                         4,707,399         3,933,525         1,609,064        1,057,859
   Mid-Cap Value                                          3,754,316         3,660,320         1,055,458          977,967
   Money Market                                         360,798,952       365,478,819       538,781,947      544,761,537
   Oil & Gas                                             10,453,891         9,776,892        11,202,023        9,922,961
   NASDAQ-100                                            58,445,632        57,790,709        21,323,825       18,348,549
   Pharmaceuticals                                        1,319,706         1,220,453         1,105,671        1,053,111
   Precious Metals                                       13,139,141        12,188,745         9,195,408        7,322,217
   Real Estate                                            8,180,317         7,921,765         5,179,120        4,501,582
   Rising Rates Opportunity                              21,240,052        18,079,223         4,570,993        3,251,554
   Semiconductor                                            389,727         2,126,061         3,242,668        1,504,009
   Short Dow 30                                           2,917,334         2,900,894         1,716,093        1,454,246
   Short Emerging Markets                                16,282,728        15,494,099         6,097,692        5,941,870
   Short International                                    2,004,340         2,059,450           741,845          573,934
   Short Mid-Cap                                          4,084,204         4,262,840        15,214,313       14,259,527
   Short NASDAQ-100                                      63,002,966        63,399,543        36,159,036       34,656,886
   Short Small-Cap                                       19,399,104        20,381,212       145,469,809      142,621,407
   Small-Cap                                             23,229,601        23,816,609       127,485,734      125,608,022
   Small-Cap Growth                                       5,079,906         4,596,759         2,490,809        2,011,444
   Small-Cap Value                                        3,206,440         2,960,513         1,866,672        1,930,440
   Technology                                             1,608,208         2,899,480         1,903,840        1,352,857
   Telecommunications                                     2,046,177         3,557,500         5,105,037        3,532,481
   U.S. Government Plus                                  21,909,841        21,554,112         3,345,298        3,170,683
   UltraBull                                            186,960,563       190,441,379       125,186,114      120,226,412
   UltraMid-Cap                                          14,290,648        14,265,739         8,009,072        7,903,693
   UltraNASDAQ-100                                       17,631,339        20,517,215        20,290,408       20,743,317
   UltraShort Dow 30                                    133,236,754       132,999,825        76,345,402       74,908,003
   UltraShort NASDAQ-100                                 24,855,694        22,420,412       168,825,485      166,133,280
   UltraSmall-Cap                                        15,785,956        15,548,793       120,560,221      121,369,061
   Utilities                                              2,079,552         2,052,176         1,618,898        1,441,718
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               11,056,120        10,973,793         8,370,620        7,139,016
   Emerging Markets Fund                                  7,166,720        12,657,958        15,850,306       14,623,609
   Global Bond Fund                                         863,291           994,453         1,358,013          668,263
   Worldwide Real Estate Fund                                     -                 -         1,380,815        3,580,235
Janus Aspen Series
   Growth and Income Portfolio                               15,486           337,096           177,359          247,446
PIMCO Variable Insurance Trust
   Total Return Portfolio                                48,505,547        50,117,096        24,018,835       22,298,061
   Low Duration Portfolio                                17,851,956        22,702,233        14,801,595        4,667,434
   High Yield Portfolio                                  38,996,008        37,408,680        22,645,246       15,140,406
   Real Return Portfolio                                 13,434,080        15,673,331        12,784,356        9,310,924
   All Asset Portfolio                                    4,631,469         4,185,159         1,718,750        1,609,901
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                       9,282,682         8,311,092         1,752,218        1,949,623
   Large Cap Value Fund                                      37,862           158,846           179,341          226,045
   Mid Cap Value Fund                                     6,010,443         4,735,253         1,323,607          625,918
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                              3,180,425         1,647,373         3,872,771        3,786,113
   Mid-Cap Growth Portfolio                               4,856,206         3,763,562           166,521        1,123,870
   Regency Portfolio                                      1,125,402           917,680         2,859,407        3,479,072
Premier VIT
   NACM Small Cap Portfolio                                 142,429         1,083,246           512,372          183,704
   OpCap Renaissance Portfolio                                    -                 -                 -                -
Credit Suisse Trust
   International Equity Flex II Portfolio                    16,297             5,396            17,506           48,864
   U.S. Equity Flex II Portfolio                             19,794            32,736            50,475           22,979
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                 1,719,183           147,434             94132            61483
   International Value Portfolio                             87,674            64,802           421,416          416,331
   Socially Responsible Growth Fund                          15,036            15,329                 -                -
Direxion Insurance Trust
   Managed Bond Fund                                              -                 -           271,509          757,707
   All-Cap Equity Fund                                            -                 -            90,664          737,457
   HY Bond Fund                                           3,500,891         3,410,925         6,014,065        7,130,070
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                              639,324           516,824           191,062           84,349
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                          340,981           170,611           369,531          231,775
   Emerging Markets Equity Portfolio                      1,660,453         2,553,175         2,628,581          672,630
   Mid Cap Growth Portfolio                                 705,634           426,361           273,941          102,620
   U.S. Mid Cap Value Portfolio                             868,824           881,553           131,325           30,622
   U.S. Real Estate Portfolio                               340,259           149,193             8,404           14,048
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                          8,806,362         2,428,856         1,001,989        2,131,301
   Chariot Absolute Return All Opportunities Portfolio    5,628,238        11,548,927        33,098,257       15,787,334
                                                    ----------------  ----------------  ---------------- ----------------
                                                     $1,834,066,993    $1,857,756,333    $1,937,463,580   $1,879,685,292
                                                    ----------------  ----------------  ---------------- ----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2010 and 2009 were as follows:

                                                                         2010                                  2009
                                                      ------------------------------------  -------------------------------------
                                                                              Net Increase/                          Net Increase/
Portfolio                                             Purchases     Sales     (Decrease)    Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                              5,240,002   5,006,661      233,341    3,404,534    4,283,337     (878,803)
   High Income Portfolio                               3,676,255   3,530,960      145,295    2,522,683    1,801,862      720,821
   Equity-Income Portfolio                               307,113     278,152       28,961      735,496      669,090       66,406
   Growth Portfolio                                       40,162     119,616      (79,454)      52,440      110,341      (57,901)
   Overseas Portfolio                                    552,800     600,051      (47,251)     286,450      206,625       79,825
   Mid Cap Portfolio                                     386,127     351,473       34,654       74,308      146,633      (72,325)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                 9,474      48,418      (38,944)      21,985       21,830          155
   Investment Grade Bond Portfolio                       988,929     999,117      (10,188)     355,285      295,099       60,186
   Index 500 Portfolio                                   322,828     535,105     (212,277)     563,059      629,573      (66,514)
   Contrafund Portfolio                                  161,905     298,570     (136,665)     194,800      436,624     (241,824)
   Asset Manager: Growth Portfolio                         4,038      35,602      (31,564)      30,104       19,332       10,772
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                     70,232      52,023       18,209       45,995       79,393      (33,398)
   Growth & Income Portfolio                              16,526      61,499      (44,973)      18,385       47,055      (28,670)
   Growth Opportunities Portfolio                        232,521     102,500      130,021       41,057       41,940         (883)
   Value Strategies Portfolio                            576,560     500,452       76,108      417,772      290,734      127,038
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                          28,054      26,616        1,438       32,621       70,776      (38,155)
   Capital Appreciation Fund                             477,017     396,753       80,264       46,072       67,011      (20,939)
   International Fund                                    365,305     546,260     (180,955)     183,806      348,515     (164,709)
   Value Fund                                            142,619     316,604     (173,985)     141,460      250,629     (109,169)
   Income & Growth Fund                                   34,590      22,401       12,189       24,539      105,450      (80,911)
   Inflation Protection Fund                             311,163     223,278       87,885      341,831      402,495      (60,664)
   Large Company Value Fund                               21,905      11,415       10,490       16,203       23,492       (7,289)
   Mid Cap Value Fund                                     45,362      45,623         (261)     137,749      136,245        1,504
   Ultra Fund                                            138,825     479,790     (340,965)     497,267       41,421      455,846
MFS Variable Insurance Trust
   Research Series                                         2,611      10,687       (8,076)       4,290       17,561      (13,271)
   Growth Series                                          18,787      46,122      (27,335)      29,322       41,806      (12,484)
   Investors Trust Series                                  8,568      18,060       (9,492)      11,719       25,594      (13,875)
   New Discovery Series                                  699,590     626,149       73,441      151,186      364,951     (213,765)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                             121,438     205,883      (84,445)     132,225      221,645      (89,420)
   Mid-Cap Value Portfolio                                63,569     269,329     (205,760)     100,144      294,377     (194,233)
   International Opportunities Portfolio                 219,992     344,065     (124,073)     270,998      294,306      (23,308)
Alger Fund
   LargeCap Growth Portfolio                             260,571     517,423     (256,852)     294,934      270,692       24,242
   MidCap Growth Portfolio                               323,976     393,374      (69,398)     210,784      162,480       48,304
   Capital Appreciation Portfolio                        158,044     277,965     (119,921)      88,465      216,917     (128,452)
   SmallCap Growth Portfolio                               4,638      48,368      (43,730)       8,267       35,671      (27,404)
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                              546,942     327,376      219,566        8,986        9,187         (201)
   Equity Portfolio                                       14,801      17,339       (2,538)      22,910       12,767       10,143
Invesco Variable Insurance Funds
   Technology Fund                                       115,413     119,354       (3,941)     108,668       91,244       17,424
   Utilities Fund                                         20,196      20,809         (613)      30,566       66,733      (36,167)
   Financial Services Fund                                96,030     148,468      (52,438)     194,839      524,915     (330,076)
   Global Health Care Fund                                71,372      95,025      (23,653)     101,341       61,845       39,496
   Basic Value Fund                                       16,685      21,087       (4,402)      30,396        8,053       22,343
   Global Real Estate Fund                                92,263      86,486        5,777       69,268       26,583       42,685
   International Growth Fund                              42,232      59,562      (17,330)      78,162       48,322       29,840
   Mid Cap Core Equity Fund                               33,286      37,806       (4,520)      23,076       19,002        4,074
J.P. Morgan Series Trust II
   Core Bond Portfolio                                   143,470     193,781      (50,311)     240,679      299,987      (59,308)
   Small Cap Core Portfolio                              315,360      74,777      240,583       44,258       36,589        7,669
Rydex Variable Trust
   Nova Fund                                              84,416      69,513       14,903       13,242       49,352      (36,110)
   NASDAQ-100 Fund                                       161,531     158,371        3,160      142,300      143,039         (739)
   U.S. Government Money Market Fund                   1,134,613   1,061,833       72,780      161,208      311,549     (150,341)
   Inverse S&P 500 Strategy Fund                         749,205     688,779       60,426      287,317      296,656       (9,339)
   Inverse NASDAQ-100 Strategy Fund                    1,026,905   1,032,930       (6,025)     113,379      387,008     (273,629)
   Inverse Government Long Bond Strategy Fund            203,101      38,512      164,589      181,889      162,991       18,898
   US Long Short Momentum Fund                            12,795      23,271      (10,476)      46,657      234,393     (187,736)
   Government Long Bond 1.2x Strategy                  1,559,777   1,544,881       14,896       34,254      118,207      (83,953)
   Dow 2x Strategy Fund                                        -           -            -           21           21            -
   NASDAQ-100 2x Strategy Fund                               819         819            -          295          297           (2)
   S&P 500 2x Strategy Fund                                    1          68          (67)       2,678        2,678            -
   Inverse Dow 2x Strategy Fund                            1,782       1,782            -          444          447           (3)
ProFunds VP
   Access VP High Yield Fund                             414,975     483,915      (68,940)     486,175      444,106       42,069
   Asia 30                                             1,475,682   1,664,829     (189,147)   2,890,561    2,914,540      (23,979)
   Banks                                               1,303,107   1,231,821       71,286    1,192,731    1,193,054         (323)
   Basic Materials                                       740,937     835,212      (94,275)   1,514,860    1,387,569      127,291
   Bear                                               12,568,362  12,639,765      (71,403)   3,064,677    3,061,401        3,276
   Biotechnology                                         218,924     221,592       (2,668)     209,406      202,394        7,012
   Bull                                               16,970,388  17,250,917     (280,529)   3,671,665    3,171,887      499,778
   Consumer Goods                                        473,654     301,135      172,519       70,024       63,684        6,340
   Consumer Services                                     290,771     197,237       93,534       76,513       58,909       17,604
   Dow 30                                                146,903     141,813        5,090       47,742       40,548        7,194
   Emerging Markets                                    2,287,707   2,597,078     (309,371)   4,052,184    3,767,772      284,412
   Europe 30                                             534,327     567,041      (32,714)     404,373      355,236       49,137
   Falling U.S. Dollar                                   264,817     262,754        2,063       19,415       41,440      (22,025)
   Financials                                            706,731     762,231      (55,500)     466,721      528,515      (61,794)
   Health Care                                           208,674     155,088       53,586      221,244      249,585      (28,341)
   Industrials                                           502,027     454,796       47,231      218,311      202,419       15,892
   International                                          83,330      56,536       26,794      147,466      147,174          292
   Internet                                               94,479      75,193       19,286       96,627       81,712       14,915
   Japan                                                 580,424     534,327       46,097    1,296,684    1,326,514      (29,830)
   Large-Cap Growth                                      208,263     129,877       78,386      150,539      169,390      (18,851)
   Large-Cap Value                                       893,019     716,813      176,206       55,452       83,855      (28,403)
   Mid-Cap                                               443,402     519,560      (76,158)     732,834      623,272      109,562
   Mid-Cap Growth                                        511,059     441,772       69,287      202,941      135,750       67,191
   Mid-Cap Value                                         458,702     433,686       25,016      146,796      137,549        9,247
   Money Market                                       37,803,232  38,214,951     (411,719)  54,386,451   54,900,012     (513,561)
   Oil & Gas                                           1,109,385   1,063,438       45,947    1,245,728    1,151,632       94,096
   NASDAQ-100                                          5,808,000   5,790,686       17,314    2,441,698    2,100,128      341,570
   Pharmaceuticals                                       136,196     126,315        9,881      117,414      111,157        6,257
   Precious Metals                                     1,326,265   1,229,871       96,394    1,068,788      863,203      205,585
   Real Estate                                         1,092,766   1,089,201        3,565      867,001      771,252       95,749
   Rising Rates Opportunity                            3,804,507   3,246,511      557,996      708,170      501,933      206,237
   Semiconductor                                          50,330     286,258     (235,928)     491,784      250,583      241,201
   Short Dow 30                                          427,770     425,526        2,244      140,049      141,429       (1,380)
   Short Emerging Markets                              2,848,946   2,710,257      138,689      581,295      576,979        4,316
   Short International                                   202,673     210,393       (7,720)      58,239       38,972       19,267
   Short Mid-Cap                                         572,076     640,555      (68,479)   1,359,569    1,340,099       19,470
   Short NASDAQ-100                                    9,775,667   9,861,229      (85,562)   4,060,675    4,033,303       27,372
   Short Small-Cap                                     2,784,311   2,960,530     (176,219)  15,190,062   15,061,537      128,525
   Small-Cap                                           2,986,887   3,086,760      (99,873)  20,271,477   20,111,277      160,200
   Small-Cap Growth                                      589,238     558,497       30,741      369,100      300,790       68,310
   Small-Cap Value                                       397,198     370,846       26,352      294,470      306,130      (11,660)
   Technology                                            165,856     309,024     (143,168)     230,072      169,167       60,905
   Telecommunications                                    241,697     436,096     (194,399)     639,294      453,879      185,415
   U.S. Government Plus                                1,719,629   1,691,697       27,932      256,467      254,291        2,176
   UltraBull                                          37,479,930  38,052,087     (572,157)  29,405,102   28,345,166    1,059,936
   UltraMid-Cap                                        2,365,780   2,337,454       28,326    2,002,660    1,968,507       34,153
   UltraNASDAQ-100                                     2,487,952   2,846,590     (358,638)   4,090,931    4,193,403     (102,472)
   UltraShort Dow 30                                  22,542,878  22,494,454       48,424    7,960,632    7,910,185       50,447
   UltraShort NASDAQ-100                               5,516,801   5,090,608      426,193   17,905,471   17,879,793       25,678
   UltraSmall-Cap                                      3,500,938   3,396,002      104,936   43,911,028   43,928,279      (17,251)
   Utilities                                             214,933     210,164        4,769      175,280      158,676       16,604
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                               434,350     406,624       27,726      357,109      296,495       60,614
   Emerging Markets Fund                                 272,277     471,417     (199,140)     920,328      766,304      154,024
   Global Bond Fund                                       53,000      64,942      (11,942)      88,990       46,128       42,862
   Worldwide Real Estate Fund                                  -           -            -       81,678      280,680     (199,002)
Janus Aspen Series
   Growth and Income Portfolio                             1,062      24,571      (23,509)      19,845       26,409       (6,564)
PIMCO Variable Insurance Trust
   Total Return Portfolio                              3,478,982   3,689,396     (210,414)   1,711,097    1,782,480      (71,383)
   Low Duration Portfolio                              1,495,076   1,901,425     (406,349)   1,268,696      423,274      845,422
   High Yield Portfolio                                3,027,733   2,957,201       70,532    2,140,496    1,475,386      665,110
   Real Return Portfolio                               1,033,347   1,213,055     (179,708)   1,027,644      767,349      260,295
   All Asset Portfolio                                   385,502     349,849       35,653      175,508      172,260        3,248
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                    1,082,859     999,694       83,165      256,882      281,275      (24,393)
   Large Cap Value Fund                                    3,723      16,062      (12,339)      23,232       26,469       (3,237)
   Mid Cap Value Fund                                    538,724     413,699      125,025      146,389       71,400       74,989
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                             382,792     227,396      155,396      605,098      558,691       46,407
   Mid-Cap Growth Portfolio                              396,281     312,286       83,995       18,520      124,147     (105,627)
   Regency Portfolio                                     110,691      91,948       18,743      342,231      441,950      (99,719)
Premier VIT
   NACM Small Cap Portfolio                               17,345     119,265     (101,920)      76,027       26,381       49,646
   OpCap Renaissance Portfolio                                 -           -            -            -            -            -
Credit Suisse Trust
   International Equity Flex II Portfolio                  2,512         847        1,665        3,741        9,680       (5,939)
   U.S. Equity Flex II Portfolio                           2,238       3,475       (1,237)       6,227        3,261        2,966
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                161,657      15,387      146,270       10,167        8,116        2,051
   International Value Portfolio                          10,702       7,925        2,777       51,269       53,112       (1,843)
   Socially Responsible Growth Fund                        1,573       1,573            -            -            -            -
Direxion Insurance Trust
   Managed Bond Fund                                           -           -            -       10,279       76,800      (66,521)
   All-Cap Equity Fund                                         -           -            -       13,624      115,262     (101,638)
   HY Bond Fund                                          384,979     372,865       12,114      721,679      844,226     (122,547)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                            73,530      61,406       12,124       24,309       12,656       11,653
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                        27,105      13,834       13,271       32,487       20,053       12,434
   Emerging Markets Equity Portfolio                     148,132     243,122      (94,990)     272,486       75,660      196,826
   Mid Cap Growth Portfolio                               68,135      40,029       28,106       32,182       12,217       19,965
   U.S. Mid Cap Value Portfolio                           94,757      91,863        2,894       15,523        3,658       11,865
   U.S. Real Estate Portfolio                             37,170      16,370       20,800        1,484        2,595       (1,111)
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                         957,976     228,330      729,646      136,514      259,972     (123,458)
   Chariot Absolute Return All Opportunities Portfolio   595,966   1,173,303     (577,337)   3,330,527    1,579,038    1,751,489
                                                      ----------- ----------- ------------  -----------  ----------- ------------
                                                      228,087,772 230,109,140  (2,021,368)  259,012,184  254,236,788   4,775,396
                                                      ----------- ----------- ------------  -----------  ----------- ------------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                           Year Ended December 31
                                       -----------------------------------------  -------------------------------------------------
                                                   Unit Fair Value                Investment  Expense Ratio       Total Return
                                                     Lowest to                      Income      Lowest to          Lowest to
                                         Units        Highest       Net Assets      Ratio*      Highest**          Highest***
                                       ----------- --------------- -------------  ----------- --------------- ---------------------

Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2010                            1,918,722  9.58 to 14.60    $21,577,234        0.27%  0.95% to 1.55%    -2.83% to -0.77%
        2009                            1,685,381  9.83 to 14.78    $19,608,907        0.78%  0.95% to 1.55%    -2.30% to -0.23%
        2008                            2,564,184  10.03 to 14.89   $30,455,561        3.31%  0.95% to 1.55%    -0.08% to 2.04%
        2007                            2,043,530  10.01 to 14.66   $23,737,231        5.74%  0.95% to 1.55%     2.34% to 4.21%
        2006                            1,249,223  9.78 to 14.13    $14,116,225        5.12%  0.95% to 1.55%     1.98% to 3.89%

    High Income Portfolio
        2010                            1,660,641  12.13 to 18.89   $29,229,531        8.03%  0.95% to 1.55%    10.54% to 12.60%
        2009                            1,515,346  10.97 to 16.83   $24,085,137       10.39%  0.95% to 1.55%    39.51% to 42.11%
        2008                              794,525  7.85 to 11.86     $8,923,331        6.01%  0.95% to 1.55%   -27.22% to -25.85%
        2007                              453,857  10.77 to 16.03    $6,821,157        6.36%  0.95% to 1.55%    -0.30% to 1.57%
        2006                              743,506  10.79 to 15.82   $11,094,651        8.79%  0.95% to 1.55%     7.97% to 9.93%

    Equity-Income Portfolio
        2010                              910,870  9.00 to 27.76    $14,115,630        1.67%  0.95% to 1.55%    11.25% to 13.83%
        2009                              881,909  8.09 to 24.45    $12,618,276        2.15%  0.95% to 1.55%    25.73% to 28.66%
        2008                              815,503  6.43 to 19.04     $9,566,380        2.23%  0.95% to 1.55%   -44.84% to -43.55%
        2007                              925,020  11.61 to 33.78   $20,839,681        1.82%  0.95% to 1.55%    -1.94% to 0.34%
        2006                              845,708  11.84 to 33.64   $21,533,997        3.18%  0.95% to 1.55%    16.10% to 18.78%

    Growth Portfolio
        2010                              367,666  9.37 to 24.80     $8,060,444        0.23%  0.95% to 1.55%    20.93% to 22.69%
        2009                              447,386  7.59 to 20.25     $7,956,046        0.40%  0.95% to 1.55%    24.62% to 26.76%
        2008                              505,288  6.09 to 16.01     $6,988,256        0.66%  0.95% to 1.55%   -48.69% to -47.81%
        2007                              759,562  11.88 to 30.74   $19,372,697        0.76%  0.95% to 1.55%    23.33% to 25.46%
        2006                              728,962  9.63 to 24.56    $16,227,378        0.40%  0.95% to 1.55%     3.77% to 5.54%

    Overseas Portfolio
        2010                              744,058  10.42 to 20.36   $12,016,775        1.15%  0.95% to 1.55%    9.23% to 11.76%
        2009                              791,309  9.52 to 18.26    $11,518,915        2.00%  0.95% to 1.55%    22.18% to 25.03%
        2008                              711,484  7.77 to 14.63     $8,477,770        2.58%  0.95% to 1.55%   -45.76% to -44.49%
        2007                              721,812  14.31 to 26.41   $15,664,550        3.16%  0.95% to 1.55%    13.29% to 15.94%
        2006                              604,242  12.66 to 22.83   $11,507,143        0.64%  0.95% to 1.55%    14.03% to 16.67%

   Fidelity Variable Insurance Products
    Fund I
    Mid Cap Portfolio
        2010                              454,359  13.20 to 24.63   $10,085,091        0.25%  0.95% to 1.55%    24.34% to 27.36%
        2009                              419,705  10.54 to 19.53    $7,290,350        0.56%  0.95% to 1.55%    35.15% to 38.43%
        2008                              492,030  8.24 to 14.25     $6,206,550        0.37%  0.95% to 1.55%   -41.61% to -40.18%
        2007                              642,489  13.92 to 24.06   $13,552,658        0.78%  0.95% to 1.55%    11.52% to 14.24%
        2006                              631,730  12.32 to 21.28   $11,741,995        0.31%  0.95% to 1.55%    8.70% to 11.35%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2010                               83,164  12.17 to 22.72    $1,701,867        1.40%  0.95% to 1.55%    11.26% to 12.89%
        2009                              122,618  10.68 to 20.17    $2,168,447        2.32%  0.95% to 1.55%    25.71% to 27.54%
        2008                              122,462  8.70 to 15.84     $1,801,191        2.40%  0.95% to 1.55%   -30.60% to -29.58%
        2007                              159,987  12.14 to 22.54    $3,373,611        6.03%  0.95% to 1.55%    12.43% to 14.08%
        2006                              197,867  10.76 to 19.79    $3,709,259        2.75%  0.95% to 1.55%     4.60% to 6.12%

    Investment Grade Bond Portfolio
        2010                              565,443  11.27 to 21.25    $9,194,859        3.53%  0.95% to 1.55%     4.68% to 6.53%
        2009                              575,631  10.77 to 19.99    $9,061,004        8.44%  0.95% to 1.55%    12.39% to 14.38%
        2008                              515,445  9.58 to 17.52     $7,439,169        4.31%  0.95% to 1.55%    -5.99% to -4.38%
        2007                              525,382  10.28 to 18.37    $8,235,997        3.90%  0.95% to 1.55%     1.35% to 3.10%
        2006                              460,227  10.21 to 17.85    $7,301,026        3.98%  0.95% to 1.55%     2.05% to 3.17%

    Index 500 Portfolio
        2010                            1,747,188  9.40 to 28.83    $24,749,932        1.67%  0.95% to 1.55%    10.68% to 13.65%
        2009                            1,959,465  8.49 to 25.42    $24,814,080        2.28%  0.95% to 1.55%    21.83% to 25.11%
        2008                            2,025,979  6.97 to 20.36    $21,069,140        2.02%  0.95% to 1.55%   -39.39% to -37.76%
        2007                            2,132,365  11.50 to 32.78   $37,472,471        3.45%  0.95% to 1.55%     1.44% to 4.18%
        2006                            2,088,561  11.34 to 31.53   $38,168,761        1.51%  0.95% to 1.55%    11.39% to 14.35%

    Contrafund Portfolio
        2010                              838,254  11.11 to 36.10   $20,075,700        1.05%  0.95% to 1.55%    13.81% to 15.82%
        2009                              975,009  9.76 to 31.23    $20,217,408        1.19%  0.95% to 1.55%    31.93% to 34.19%
        2008                            1,216,833  7.94 to 23.34    $18,210,919        0.88%  0.95% to 1.55%   -44.20% to -43.23%
        2007                            1,335,536  14.14 to 41.18   $36,545,523        0.84%  0.95% to 1.55%    14.22% to 16.19%
        2006                            1,436,539  12.30 to 35.52   $34,707,617        1.20%  0.95% to 1.55%    8.56% to 10.40%

    Asset Manager: Growth Portfolio
        2010                               56,838  11.59 to 22.16    $1,174,249        0.97%  0.95% to 1.55%    13.39% to 14.93%
        2009                               88,402  10.16 to 19.32    $1,408,607        1.54%  0.95% to 1.55%    29.79% to 31.16%
        2008                               77,630  7.83 to 14.74     $1,026,358        1.79%  0.95% to 1.55%   -37.25% to -36.55%
        2007                               93,962  12.47 to 23.29    $1,973,554        4.95%  0.95% to 1.55%    16.18% to 17.47%
        2006                              107,395  10.72 to 19.86    $1,982,332        2.62%  0.95% to 1.55%     4.55% to 5.73%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2010                              275,238  11.29 to 17.43    $4,173,267        1.58%  0.95% to 1.55%    13.60% to 16.64%
        2009                              257,723  9.94 to 14.97     $3,433,604        1.73%  0.95% to 1.55%    33.43% to 37.02%
        2008                              291,121  7.45 to 10.96     $2,823,637        1.55%  0.95% to 1.55%   -36.49% to -34.77%
        2007                              374,539  11.73 to 16.83    $5,600,880        3.22%  0.95% to 1.55%     4.85% to 7.69%
        2006                              358,350  11.18 to 15.65    $5,186,380        1.81%  0.95% to 1.55%    7.50% to 10.49%

    Growth & Income Portfolio
        2010                              156,149  9.37 to 16.27     $2,325,706        0.59%  0.95% to 1.55%    12.23% to 13.47%
        2009                              201,122  9.12 to 14.36     $2,616,283        0.97%  0.95% to 1.55%    24.44% to 25.82%
        2008                              229,792  7.32 to 11.45     $2,421,840        1.13%  0.95% to 1.55%   -43.28% to -42.45%
        2007                              269,274  12.86 to 19.92    $4,995,965        1.79%  0.95% to 1.55%    9.19% to 10.79%
        2006                              319,002  11.73 to 18.02    $5,359,635        0.90%  0.95% to 1.55%    10.62% to 11.84%

    Growth Opportunities Portfolio
        2010                              304,516  9.69 to 13.01     $3,475,300        0.12%  0.95% to 1.55%    20.19% to 22.31%
        2009                              174,495  8.06 to 10.74     $1,675,468        0.45%  0.95% to 1.55%    42.51% to 44.09%
        2008                              175,378   5.87 to 6.71     $1,171,472        0.38%  0.95% to 1.55%   -56.05% to -55.56%
        2007                              200,489  11.09 to 15.13    $3,021,779        0.00%  0.95% to 1.55%    20.40% to 21.74%
        2006                              218,250  11.09 to 14.06    $2,714,338        0.72%  0.95% to 1.55%     2.95% to 4.11%

    Value Strategies Portfolio
        2010                              227,805  10.99 to 12.83    $2,786,365        0.34%  0.95% to 1.55%    23.28% to 25.14%
        2009                              151,697  8.87 to 10.25     $1,505,118        0.50%  0.95% to 1.55%    53.43% to 55.67%
        2008                               24,659   5.76 to 6.59       $157,512        0.52%  0.95% to 1.55%   -52.45% to -51.75%
        2007                               27,777  12.07 to 13.65      $370,267        2.22%  0.95% to 1.55%     2.93% to 4.44%
        2006                               14,096  11.68 to 13.07      $180,357        0.32%  0.95% to 1.55%    13.70% to 14.85%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2010                              160,261  10.93 to 16.70    $2,186,351        1.87%  0.95% to 1.55%    7.96% to 10.58%
        2009                              158,823  9.98 to 15.17     $1,995,242        4.90%  0.95% to 1.55%    11.68% to 14.39%
        2008                              196,978  8.82 to 13.32     $2,148,308        2.58%  0.95% to 1.55%   -22.97% to -21.09%
        2007                              205,108  11.30 to 16.96    $2,926,118        2.01%  0.95% to 1.55%     1.46% to 3.94%
        2006                              193,087  10.98 to 16.39    $2,721,274        3.25%  0.95% to 1.55%     7.21% to 8.57%

    Capital Appreciation Fund
        2010                              241,969  15.79 to 24.61    $5,009,357        0.00%  0.95% to 1.55%    27.80% to 30.05%
        2009                              161,705  12.36 to 19.01    $2,759,551        0.79%  0.95% to 1.55%    33.49% to 35.78%
        2008                              182,644  9.74 to 14.07     $2,329,054        0.00%  0.95% to 1.55%   -47.60% to -46.69%
        2007                              382,826  17.83 to 26.51    $8,347,632        0.00%  0.95% to 1.55%    41.97% to 44.42%
        2006                              163,486  13.09 to 18.44    $2,790,968        0.00%  0.95% to 1.55%    14.12% to 16.07%

    International Fund
        2010                              632,588  9.17 to 17.16     $9,593,411        2.25%  0.85% to 1.55%    9.53% to 12.07%
        2009                              813,543  10.31 to 15.42   $10,987,454        1.84%  0.95% to 1.55%    29.36% to 32.37%
        2008                              978,252  7.94 to 11.73    $10,065,494        0.71%  0.95% to 1.55%   -46.67% to -45.42%
        2007                            1,092,563  14.91 to 21.64   $20,396,600        0.58%  0.95% to 1.55%    14.13% to 16.80%
        2006                            1,202,610  12.99 to 18.66   $19,319,478        1.50%  0.95% to 1.55%    20.89% to 23.52%

    Value Fund
        2010                              848,273  9.59 to 21.43    $12,210,338        1.97%  0.95% to 1.55%    9.04% to 11.97%
        2009                            1,022,258  8.76 to 19.16    $13,211,320        5.08%  0.95% to 1.55%    15.49% to 18.59%
        2008                            1,131,427  7.55 to 16.22    $12,574,284        2.48%  0.95% to 1.55%   -29.40% to -27.50%
        2007                            1,318,278  10.66 to 22.46   $20,368,762        1.55%  0.95% to 1.55%    -8.68% to -6.21%
        2006                            1,327,624  11.62 to 24.02   $22,186,291        1.19%  0.95% to 1.55%    14.24% to 17.37%

    Income & Growth Fund
        2010                              106,839  8.73 to 13.39     $1,207,242        1.43%  0.85% to 1.55%    10.28% to 12.78%
        2009                               94,650  7.83 to 11.70       $991,592        3.45%  0.85% to 1.55%    13.61% to 16.66%
        2008                              175,561  6.94 to 10.13     $1,510,279        1.83%  0.85% to 1.55%   -37.05% to -35.35%
        2007                              141,418  11.61 to 15.83    $1,998,046        1.81%  0.85% to 1.55%    -2.46% to -1.38%
        2006                              150,359  12.26 to 14.87    $2,183,446        1.67%  0.85% to 1.55%    14.06% to 15.71%

    Inflation Protection Fund
        2010                              795,378  10.86 to 12.19    $9,396,861        1.72%  0.95% to 1.55%     1.94% to 4.11%
        2009                              707,493  10.66 to 11.71    $8,066,463        1.57%  0.85% to 1.55%     6.93% to 9.20%
        2008                              768,157  9.97 to 10.72     $8,064,948        5.30%  0.85% to 1.55%    -4.56% to -2.53%
        2007                              701,810  10.42 to 11.00    $7,601,435        4.70%  0.85% to 1.55%     6.52% to 8.47%
        2006                              422,129  9.79 to 10.14     $4,238,722        2.60%  0.85% to 1.55%    -0.50% to 0.80%

    Large Company Value Fund
        2010                               47,914   7.93 to 9.80       $440,167        1.42%  0.85% to 1.55%     7.20% to 9.75%
        2009                               37,424   7.39 to 8.93       $320,721        3.67%  0.85% to 1.55%    16.13% to 18.78%
        2008                               44,713   6.83 to 7.52       $326,009        2.83%  0.85% to 1.55%   -39.09% to -38.01%
        2007                               67,480  11.42 to 12.13      $799,171        0.53%  0.85% to 1.55%    -3.99% to -2.28%
        2006                               60,938  11.86 to 12.41      $743,780        0.01%  0.85% to 1.55%    17.41% to 18.64%

    Mid Cap Value Fund
        2010                               41,196  11.92 to 14.12      $546,124        2.19%  0.85% to 1.55%    15.06% to 17.85%
        2009                               41,457  10.62 to 11.98      $474,488        3.27%  0.85% to 1.55%    26.66% to 28.58%
        2008                               39,953   8.78 to 9.32       $360,095        0.07%  0.85% to 1.55%   -26.34% to -25.23%
        2007                               30,139  11.39 to 12.46      $367,775        0.63%  0.85% to 1.55%    -4.56% to -3.35%
        2006                               21,030  11.90 to 12.89      $267,706        0.79%  0.85% to 1.55%    17.91% to 19.02%

    Ultra Fund
        2010                              149,668  9.02 to 10.20     $1,402,342        0.02%  0.85% to 1.55%    11.62% to 14.73%
        2009                              490,633   8.10 to 8.89     $4,260,026        0.01%  0.85% to 1.55%    30.16% to 33.25%
        2008                               34,787   6.26 to 6.67       $223,797        0.00%  0.85% to 1.55%   -43.21% to -42.20%
        2007                               55,104  11.01 to 11.55      $619,200        0.00%  0.85% to 1.55%    17.61% to 19.69%
        2006                                7,722   9.34 to 9.70        $73,873        0.00%  0.85% to 1.55%    -4.89% to -4.27%

   MFS Variable Insurance Trust
    Research Series
        2010                               52,604  12.03 to 13.27      $690,199        0.90%  0.95% to 1.40%    13.30% to 14.55%
        2009                               61,313  10.62 to 11.59      $704,512        1.32%  0.95% to 1.40%    27.56% to 28.97%
        2008                               74,583   7.82 to 8.99       $664,908        0.57%  0.95% to 1.40%   -37.56% to -36.86%
        2007                               97,472  12.51 to 14.23    $1,377,476        0.65%  0.95% to 1.40%    10.63% to 11.86%
        2006                              133,728  11.30 to 12.72    $1,696,625        0.48%  0.95% to 1.40%     7.97% to 9.09%

    Growth Series
        2010                              116,803  11.83 to 16.83    $1,606,866        0.10%  0.95% to 1.40%    11.96% to 13.94%
        2009                              144,138  10.56 to 14.92    $1,736,135        0.26%  0.95% to 1.40%    34.54% to 36.03%
        2008                              156,622  7.93 to 11.08     $1,394,097        0.21%  0.95% to 1.40%   -38.82% to -38.14%
        2007                              206,672  12.96 to 14.61    $2,983,687        0.00%  0.95% to 1.40%    18.41% to 19.73%
        2006                              275,180  10.95 to 12.17    $3,331,261        0.00%  0.95% to 1.40%     5.49% to 6.55%

    Investors Trust Series
        2010                               35,000  11.34 to 12.51      $417,969        1.10%  0.95% to 1.40%     8.63% to 9.83%
        2009                               44,492  10.44 to 11.39      $484,098        1.42%  0.95% to 1.40%    23.99% to 25.36%
        2008                               58,367   8.15 to 9.08       $507,003        0.86%  0.95% to 1.40%   -34.61% to -33.89%
        2007                               66,818  12.87 to 13.74      $877,160        0.82%  0.95% to 1.40%     7.79% to 8.99%
        2006                               83,070  11.55 to 14.49    $1,002,513        0.46%  0.95% to 1.40%    10.35% to 11.69%

    New Discovery Series
        2010                              244,840  13.06 to 28.23    $4,715,606        0.00%  0.95% to 1.40%    32.65% to 34.66%
        2009                              171,399  9.84 to 21.00     $2,730,531        0.00%  0.95% to 1.40%    59.06% to 61.38%
        2008                              385,164  6.19 to 13.05     $3,124,597        0.00%  0.95% to 1.40%   -40.96% to -40.09%
        2007                              149,180  10.48 to 21.82    $2,897,525        0.00%  0.95% to 1.40%    -0.19% to 1.28%
        2006                              172,674  10.50 to 21.58    $3,301,036        0.00%  0.95% to 1.40%    10.67% to 11.81%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2010                              269,025  9.86 to 16.42     $3,717,230        0.48%  0.95% to 1.40%    14.63% to 16.30%
        2009                              353,470  8.57 to 14.19     $4,188,450        0.88%  0.95% to 1.40%    16.08% to 17.77%
        2008                              442,890  7.35 to 12.10     $4,443,941        1.39%  0.95% to 1.40%   -37.94% to -37.02%
        2007                              530,985  11.79 to 19.30    $8,648,953        1.30%  0.95% to 1.40%     0.97% to 2.45%
        2006                              498,240  11.31 to 18.93    $8,238,862        1.28%  0.95% to 1.40%    11.66% to 12.93%

    Mid-Cap Value Portfolio
        2010                              443,610  9.48 to 23.81     $7,642,550        0.33%  0.95% to 1.40%    21.48% to 24.25%
        2009                              649,370  7.79 to 19.25     $8,803,053        0.43%  0.95% to 1.40%    22.56% to 25.42%
        2008                              843,603  6.34 to 15.42     $9,213,430        1.18%  0.95% to 1.40%   -41.30% to -39.93%
        2007                            1,028,146  10.78 to 25.79   $18,972,002        0.44%  0.95% to 1.40%    -2.65% to -0.38%
        2006                            1,081,769  11.10 to 26.00   $20,205,528        0.62%  0.95% to 1.40%    8.76% to 11.19%

    International Opportunities Portfolio
        2010                              809,441  11.27 to 22.21   $14,585,327        0.73%  0.95% to 1.40%    17.35% to 20.08%
        2009                              933,514  9.59 to 18.63    $14,038,945        1.55%  0.95% to 1.40%    43.14% to 46.47%
        2008                              956,822  6.68 to 12.81     $9,797,112        0.64%  0.95% to 1.40%   -53.09% to -51.99%
        2007                              868,676  14.22 to 26.86   $18,245,167        1.07%  0.95% to 1.40%     1.42% to 3.74%
        2006                              604,646  13.98 to 25.76   $11,995,450        0.65%  0.95% to 1.40%    25.76% to 27.87%

   Alger Fund
    LargeCap Growth Portfolio
        2010                            1,010,635  7.56 to 15.14    $11,007,716        0.73%  0.95% to 1.40%    9.76% to 12.32%
        2009                            1,267,487  6.76 to 13.57    $12,048,320        0.62%  0.95% to 1.40%    42.86% to 46.18%
        2008                            1,243,245   4.65 to 9.35     $8,174,886        0.23%  0.95% to 1.40%   -47.89% to -46.67%
        2007                            1,377,460  8.75 to 17.38    $16,684,566        0.35%  0.95% to 1.40%    16.09% to 18.81%
        2006                            1,266,890  7.40 to 14.97    $13,115,819        0.11%  0.95% to 1.40%     1.90% to 4.17%

    MidCap Growth Portfolio
        2010                              628,567  9.57 to 16.29     $7,449,633        0.00%  0.95% to 1.40%    15.57% to 18.25%
        2009                              697,907  8.27 to 13.91     $6,861,016        0.00%  0.95% to 1.40%    46.85% to 50.27%
        2008                              649,603   5.62 to 9.35     $4,259,638        0.16%  0.95% to 1.40%   -59.70% to -58.75%
        2007                              743,382  13.76 to 23.26   $11,743,356        4.66%  0.95% to 1.40%    27.33% to 30.31%
        2006                              635,555  10.63 to 17.97    $7,711,018        0.00%  0.95% to 1.40%     6.74% to 9.08%

    Capital Appreciation Portfolio
        2010                              358,988  9.10 to 19.86     $3,841,059        0.40%  0.95% to 1.40%    10.99% to 12.95%
        2009                              478,909  8.09 to 17.76     $4,441,117        0.00%  0.95% to 1.40%    47.52% to 49.68%
        2008                              607,361  5.43 to 12.21     $4,155,821        0.00%  0.95% to 1.40%   -46.44% to -45.66%
        2007                              674,353  10.04 to 22.28    $8,498,018        0.00%  0.95% to 1.40%    30.35% to 32.27%
        2006                              442,733  7.62 to 17.01     $4,039,989        0.00%  0.95% to 1.40%    16.48% to 18.18%

    SmallCap Growth Portfolio
        2010                              158,617  9.54 to 18.55     $1,815,718        0.00%  0.85% to 1.45%    21.35% to 24.11%
        2009                              202,347  7.72 to 14.94     $1,868,807        0.00%  0.85% to 1.45%    41.07% to 44.13%
        2008                              229,751  5.38 to 12.75     $1,499,453        0.00%  0.85% to 1.45%   -48.01% to -47.11%
        2007                              340,860  10.22 to 24.74    $4,424,080        0.00%  0.85% to 1.45%    14.16% to 16.13%
        2006                              362,386  8.84 to 21.19     $4,086,459        0.00%  0.85% to 1.45%    16.94% to 18.87%

   Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio
        2010                              271,974  11.42 to 15.57    $3,463,160        0.00%  0.95% to 1.40%    28.36% to 30.23%
        2009                               52,408  8.86 to 10.33       $509,286        0.00%  0.95% to 1.40%    28.89% to 30.77%
        2008                               52,609   6.85 to 7.90       $394,188        0.00%  0.95% to 1.40%   -38.69% to -37.79%
        2007                               58,720  11.13 to 12.70      $713,931        0.00%  0.95% to 1.40%     7.54% to 9.12%
        2006                               22,996  10.31 to 11.64      $255,320        0.00%  0.95% to 1.40%     4.56% to 5.91%

    Equity Portfolio
        2010                               53,198  11.74 to 13.32      $672,384        0.06%  0.95% to 1.40%    14.49% to 16.16%
        2009                               55,736  10.02 to 11.46      $602,724        0.36%  0.95% to 1.40%    31.08% to 32.99%
        2008                               45,593   7.61 to 8.62       $372,791        0.00%  0.95% to 1.40%   -37.32% to -36.40%
        2007                               46,530  12.09 to 13.55      $600,055        0.00%  0.95% to 1.40%     7.37% to 8.94%
        2006                               40,666  11.22 to 12.44      $483,891        0.00%  0.95% to 1.40%     7.88% to 9.03%

   Invesco Variable Insurance Funds
    Technology Fund
        2010                               86,899  10.46 to 16.57    $1,013,253        0.00%  0.95% to 1.40%    18.08% to 20.16%
        2009                               90,840  8.83 to 13.88       $882,841        0.00%  0.95% to 1.40%    53.67% to 55.91%
        2008                               73,416   5.75 to 6.55       $455,864        0.00%  0.95% to 1.40%   -45.83% to -45.03%
        2007                               85,547  10.61 to 11.97      $961,984        0.00%  0.95% to 1.40%     5.14% to 6.68%
        2006                               26,981  10.09 to 11.34      $289,421        0.00%  0.95% to 1.40%     8.23% to 9.42%

    Utilities Fund
        2010                               79,521  12.61 to 18.65    $1,267,500        3.56%  0.95% to 1.40%     2.80% to 5.30%
        2009                               80,134  12.10 to 17.89    $1,224,229        3.90%  0.95% to 1.40%    11.14% to 13.84%
        2008                              116,301  10.74 to 15.87    $1,565,196        1.48%  0.95% to 1.40%   -34.59% to -33.00%
        2007                              303,759  16.20 to 24.30    $6,135,773        2.07%  0.95% to 1.40%    17.65% to 19.50%
        2006                              252,748  13.70 to 20.23    $4,339,663        3.79%  0.95% to 1.40%    22.49% to 24.24%

    Financial Services Fund
        2010                              200,778   4.94 to 6.33     $1,180,439        0.10%  0.95% to 1.40%     6.68% to 9.27%
        2009                              253,216   4.59 to 5.98     $1,374,884        2.08%  0.95% to 1.40%    23.23% to 26.22%
        2008                              583,292   3.68 to 4.77     $2,526,025        6.64%  0.95% to 1.40%   -60.79% to -59.83%
        2007                               95,694  9.25 to 11.78     $1,001,234        2.04%  0.95% to 1.40%   -24.34% to -22.96%
        2006                               84,044  12.14 to 14.34    $1,147,269        1.80%  0.95% to 1.40%    13.30% to 15.37%

    Global Health Care Fund
        2010                              114,132  10.76 to 13.37    $1,354,409        0.00%  0.95% to 1.40%     2.80% to 4.30%
        2009                              137,785  10.47 to 13.23    $1,581,165        0.40%  0.95% to 1.40%    24.65% to 26.47%
        2008                               98,289   8.40 to 9.33       $891,597        0.00%  0.95% to 1.40%   -30.32% to -29.30%
        2007                              124,466  12.05 to 13.25    $1,609,472        0.00%  0.95% to 1.40%    9.19% to 10.79%
        2006                              291,241  11.04 to 13.63    $3,414,611        0.00%  0.95% to 1.40%     2.79% to 4.22%

    Basic Value Fund
        2010                               19,681   7.07 to 7.60       $143,020        0.31%  0.85% to 1.45%     3.53% to 5.04%
        2009                               24,083   6.77 to 7.25       $169,843        2.07%  0.85% to 1.45%    42.51% to 44.89%
        2008                                1,740   4.75 to 4.97         $8,510        0.05%  0.85% to 1.45%   -53.62% to -52.84%
        2007                               24,577  10.25 to 10.53      $258,682        0.69%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Global Real Estate Fund
        2010                               60,420   8.81 to 9.67       $547,641        4.62%  0.85% to 1.45%    13.38% to 15.44%
        2009                               54,643   7.74 to 8.32       $433,573        0.00%  0.85% to 1.45%    26.97% to 29.08%
        2008                               11,958   6.17 to 6.45        $75,360        3.43%  0.85% to 1.45%   -46.42% to -45.58%
        2007                               27,052  11.54 to 11.89      $317,227       12.65%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Growth Fund
        2010                               32,136  9.69 to 10.79       $328,439        1.28%  0.85% to 1.45%    8.52% to 10.88%
        2009                               49,466   8.93 to 9.67       $460,795        0.92%  0.85% to 1.45%    30.53% to 32.84%
        2008                               19,626   6.94 to 7.28       $139,997        0.25%  0.85% to 1.45%   -42.31% to -41.46%
        2007                               48,217  12.09 to 12.43      $594,141        0.67%  0.85% to 1.45%    12.00% to 12.68%
        2006                                9,134  10.99 to 11.03      $100,464        1.76%  0.85% to 1.45%    9.90% to 10.30%

    Mid Cap Core Equity Fund
        2010                               13,548  10.38 to 11.34      $145,614        0.19%  0.85% to 1.45%    10.20% to 12.20%
        2009                               18,068  9.46 to 10.11       $175,170        1.03%  0.85% to 1.45%    25.77% to 27.41%
        2008                               13,994   7.51 to 7.84       $107,545        1.08%  0.85% to 1.45%   -30.41% to -30.06%
        2007                               21,260  10.93 to 11.20      $235,811        0.10%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Core Bond Portfolio
        2010                              502,627  8.67 to 11.09     $5,229,931        4.12%  0.95% to 1.40%     5.96% to 8.20%
        2009                              552,938  8.18 to 10.25     $5,314,582        6.36%  0.95% to 1.40%     1.70% to 3.86%
        2008                              612,246   8.04 to 9.87     $5,700,481        8.89%  0.95% to 1.40%   -18.49% to -16.75%
        2007                              598,326  9.87 to 11.86     $6,732,587        7.16%  0.95% to 1.40%    -1.14% to 0.36%
        2006                              563,408  10.14 to 11.81    $6,330,747        3.64%  0.95% to 1.40%     1.59% to 3.14%

    Small Cap Core Portfolio
        2010                              318,758  9.95 to 17.47     $4,338,674        0.00%  0.95% to 1.40%    23.10% to 25.96%
        2009                               78,175  8.13 to 14.01       $843,217        0.69%  0.95% to 1.40%    18.66% to 21.42%
        2008                               70,506  6.84 to 11.65       $643,237        0.21%  0.95% to 1.40%   -34.17% to -32.63%
        2007                               91,537  10.39 to 17.47    $1,210,599        0.01%  0.95% to 1.40%    -8.70% to -6.57%
        2006                               93,749  11.38 to 19.13    $1,364,533        0.00%  0.95% to 1.40%    11.21% to 13.89%

   Rydex Variable Trust
    Nova Fund
        2010                               41,374   8.42 to 9.55       $380,071        0.30%  0.95% to 1.40%    17.12% to 18.83%
        2009                               26,471   7.19 to 8.04       $204,652        0.58%  0.95% to 1.40%    32.23% to 34.16%
        2008                               62,581   5.32 to 5.99       $365,183        0.24%  0.95% to 1.40%   -55.56% to -54.91%
        2007                              135,619  11.92 to 17.59    $1,777,904        2.04%  0.95% to 1.40%    -1.29% to 0.16%
        2006                               51,136  12.03 to 17.47      $668,932        1.49%  0.95% to 1.40%    16.88% to 18.17%

    NASDAQ-100 Fund
        2010                               24,474  12.93 to 17.19      $352,827        0.00%  0.95% to 1.40%    15.68% to 17.37%
        2009                               21,314  11.06 to 14.79      $262,149        0.00%  0.95% to 1.40%    48.40% to 50.56%
        2008                               22,053   7.12 to 9.92       $176,810        0.17%  0.95% to 1.40%   -43.30% to -42.46%
        2007                               15,565  12.65 to 14.55      $217,537        0.09%  0.95% to 1.40%    15.01% to 16.70%
        2006                                9,955  10.96 to 12.47      $121,670        0.00%  0.95% to 1.40%     3.59% to 4.79%

    U.S. Government Money Market Fund
        2010                              152,532  8.74 to 10.31     $1,483,157        0.01%  0.95% to 1.45%    -3.38% to -0.94%
        2009                               79,752  8.89 to 10.41       $791,751        0.02%  0.85% to 1.45%    -3.34% to -0.89%
        2008                              230,093   9.16 to 10.5     $2,296,079        0.82%  0.85% to 1.45%    -2.30% to 0.18%
        2007                              145,770  9.33 to 10.48     $1,483,977        8.83%  0.85% to 1.45%     0.76% to 2.85%
        2006                              165,366  9.26 to 10.19     $1,658,965        3.57%  0.85% to 1.45%     1.79% to 2.83%

    Inverse S&P 500 Strategy Fund
        2010                              204,436   4.61 to 6.89     $1,128,682        0.00%  0.95% to 1.40%   -19.17% to -17.74%
        2009                              144,010   5.66 to 8.46       $973,618        0.00%  0.95% to 1.40%   -29.02% to -28.23%
        2008                              153,349  7.85 to 11.91     $1,441,637        0.73%  0.95% to 1.40%    36.21% to 37.93%
        2007                              182,056   5.76 to 8.73     $1,246,814        4.93%  0.95% to 1.40%    -1.38% to -0.13%
        2006                              157,517   5.84 to 8.12     $1,084,903        9.69%  0.95% to 1.40%    -9.21% to -8.38%

    Inverse NASDAQ-100 Strategy Fund
        2010                               73,365   2.95 to 5.55       $256,003        0.00%  0.95% to 1.40%   -22.83% to -22.01%
        2009                               79,390   3.82 to 6.72       $350,956        0.03%  0.95% to 1.40%   -41.27% to -40.65%
        2008                              353,019  6.40 to 12.09     $2,605,403        0.56%  0.95% to 1.40%    44.80% to 46.62%
        2007                              238,017   4.42 to 7.89     $1,214,853        3.21%  0.95% to 1.40%   -13.22% to -12.13%
        2006                              208,961   5.09 to 9.07     $1,218,459        7.25%  0.95% to 1.40%    -3.26% to -2.48%

    Inverse Government Long Bond Strategy Fund
        2010                              194,632   5.47 to 6.46     $1,133,085        0.00%  0.95% to 1.40%   -14.58% to -13.63%
        2009                               30,043   6.56 to 7.53       $206,205        0.00%  0.95% to 1.40%    16.99% to 18.28%
        2008                               11,145   5.60 to 6.43        $66,006        0.19%  0.95% to 1.40%   -31.63% to -30.87%
        2007                               76,040   8.15 to 9.40       $644,345        5.18%  0.95% to 1.40%    -6.46% to -5.42%
        2006                               61,292  8.46 to 10.05       $551,726        4.20%  0.95% to 1.40%     4.44% to 7.13%

    US Long Short Momentum Fund
        2010                               31,461  11.52 to 13.97      $416,928        0.00%  0.95% to 1.40%    8.95% to 10.16%
        2009                               41,937  10.57 to 12.68      $508,417        0.03%  0.95% to 1.40%    24.71% to 26.09%
        2008                              229,673  8.47 to 10.06     $2,252,357        0.00%  0.95% to 1.40%   -42.03% to -41.30%
        2007                              136,715  14.59 to 17.13    $2,303,664        0.00%  0.95% to 1.40%    20.06% to 21.58%
        2006                              140,146  12.12 to 14.09    $1,947,239        0.00%  0.95% to 1.40%    9.50% to 10.34%

    Government Long Bond 1.2x Strategy
        2010                               22,680  10.78 to 11.80      $260,269       49.59%  0.95% to 1.40%     7.96% to 9.10%
        2009                                7,784  10.11 to 10.81       $80,187        0.74%  0.95% to 1.40%   -32.90% to-32.19%
        2008                               91,737  15.05 to 15.94    $1,432,811        2.68%  0.95% to 1.40%    41.98% to 43.49%
        2007                               15,471  10.61 to 11.11      $166,732        7.61%  0.95% to 1.40%     7.59% to 8.73%
        2006                                3,918  9.86 to 10.22        $39,663        2.87%  0.95% to 1.40%    -6.45% to -4.04%

    Dow 2x Strategy Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                7,487  12.13 to 12.45       $92,271        0.00%  0.85% to 1.45%     6.11% to 6.44%
        2006                               10,619  11.56 to 11.65      $123,294        0.15%  0.85% to 1.45%    15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2010                                  204   9.69 to 9.69         $1,975        0.00%  0.85% to 1.45%    33.99% to 33.99%
        2009                                  204   7.23 to 7.23         $1,477        0.00%  0.85% to 1.45%          n/a
        2008                                  206   3.38 to 3.38           $694        0.00%  0.85% to 1.45%        -73.23%
        2007                                4,920  12.56 to 12.83       $62,621        0.00%  0.85% to 1.45%    24.95% to 26.16%
        2006                               11,676  10.05 to 10.13      $117,882        0.08%  0.85% to 1.45%     0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2010                                1,269   6.03 to 6.03         $7,651        0.00%  0.85% to 1.45%    22.43% to 22.43%
        2009                                1,336   4.93 to 4.93         $6,580        0.00%  0.85% to 1.45%        -42.73%
        2008                                1,336   3.45 to 3.45         $4,611        0.00%  0.85% to 1.45%        -68.77%
        2007                                7,343  10.98 to 11.26       $81,498        0.00%  0.85% to 1.45%    -2.31% to -0.88%
        2006                                1,654  11.24 to 11.32       $18,607        1.80%  0.85% to 1.45%    12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2010                                  444   4.42 to 4.42         $1,959        0.00%  0.85% to 1.45%   -31.78% to -31.78%
        2009                                  444   6.47 to 6.47         $2,877        0.00%  0.85% to 1.45%          n/a
        2008                                  447  11.91 to 11.91        $5,287        0.00%  0.85% to 1.45%          n/a
        2007                              200,044   7.49 to 7.67     $1,499,992        0.00%  0.85% to 1.45%   -11.67% to -10.40%
        2006                              449,359   8.48 to 8.56     $3,811,981        2.95%  0.85% to 1.45%   -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2010                              143,670  11.76 to 13.09    $1,797,968       15.82%  0.85% to 1.45%    12.99% to 14.76%
        2009                              212,610  10.68 to 11.45    $2,338,651        6.18%  0.85% to 1.45%    13.52% to 14.03%
        2008                              170,541   9.46 to 9.76     $1,626,885       10.27%  0.85% to 1.45%    -7.56% to -7.01%
        2007                              132,117  10.23 to 10.36    $1,359,264        8.34%  0.85% to 1.45%         2.32%
        2006                               33,761  10.06 to 10.11      $340,470        2.16%  0.85% to 1.45%     0.60% to 1.10%

    Asia 30
        2010                              130,438  12.52 to 13.91    $1,755,102        0.05%  0.85% to 1.45%    10.16% to 12.44%
        2009                              319,585  11.33 to 12.37    $3,857,475        0.78%  0.85% to 1.45%    49.42% to 52.21%
        2008                              343,564   7.74 to 8.13     $2,732,456        0.86%  0.85% to 1.45%   -52.36% to -51.46%
        2007                              150,329  16.24 to 16.74    $2,480,188        0.10%  0.85% to 1.45%    43.14% to 45.83%
        2006                               50,295  11.34 to 11.48      $576,421        0.01%  0.85% to 1.45%    13.40% to 14.80%

    Banks
        2010                               86,631   3.76 to 4.08       $340,287        0.46%  0.85% to 1.45%     5.14% to 6.67%
        2009                               15,345   3.58 to 3.78        $56,946        7.38%  0.85% to 1.45%    -7.08% to -6.19%
        2008                               15,668   3.83 to 4.02        $61,364       25.00%  0.85% to 1.45%   -48.21% to -48.21%
        2007                                  874       7.55             $6,601        5.26%  0.85% to 1.45%        -33.71%
        2006                                  537      10.68             $5,728        0.01%  0.85% to 1.45%         6.80%

    Basic Materials
        2010                              116,286  11.28 to 12.61    $1,404,831        0.54%  0.85% to 1.45%    24.99% to 28.02%
        2009                              210,561   9.02 to 9.85     $1,992,679        0.42%  0.85% to 1.45%    56.47% to 59.88%
        2008                               83,270   5.77 to 6.11       $493,004        0.89%  0.85% to 1.45%   -52.91% to -52.17%
        2007                               43,055  12.44 to 12.80      $539,535        0.12%  0.85% to 1.45%    28.17% to 28.69%
        2006                                2,610   9.89 to 9.92        $25,826        0.00%  0.85% to 1.45%    -1.10% to -0.80%

    Bear
        2010                               55,228   6.84 to 7.49       $395,869        0.00%  0.85% to 1.45%   -20.43% to -18.86%
        2009                              126,631   8.41 to 9.24     $1,124,150        0.47%  0.85% to 1.45%   -30.49% to -28.98%
        2008                              123,355  12.17 to 12.88    $1,548,508        0.40%  0.85% to 1.45%    35.85% to 37.28%
        2007                                6,311   9.14 to 9.30        $58,119        4.20%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Biotechnology
        2010                               13,262  9.76 to 10.40       $134,319        0.00%  0.85% to 1.45%     2.46% to 3.18%
        2009                               15,930  9.56 to 10.19       $156,845        0.00%  0.85% to 1.45%     0.65% to 2.02%
        2008                                8,918  9.54 to 10.02        $86,875        0.00%  0.85% to 1.45%    -0.88% to 0.42%
        2007                                3,534   9.76 to 9.98        $34,638        0.00%  0.85% to 1.45%    -3.80% to -3.65%
        2006                                  138  10.15 to 10.16        $1,405        0.00%  0.85% to 1.45%     1.50% to 1.60%

    Bull
        2010                              239,419   8.28 to 9.27     $2,128,414        0.15%  0.85% to 1.45%    8.60% to 11.01%
        2009                              519,948   7.65 to 8.31     $4,146,270        0.15%  0.85% to 1.45%    20.37% to 21.88%
        2008                               20,170   6.45 to 6.67       $132,884        0.00%  0.85% to 1.45%   -39.21% to -39.12%
        2007                               18,861  10.80 to 10.86      $204,524        0.14%  0.85% to 1.45%     0.83% to 0.98%
        2006                               39,957  10.71 to 10.79      $429,651        0.00%  0.85% to 1.45%     7.10% to 7.90%

    Consumer Goods
        2010                              179,305  10.54 to 11.68    $1,982,574        0.46%  0.85% to 1.45%    13.90% to 15.56%
        2009                                6,786  9.52 to 10.04        $65,359        1.38%  0.85% to 1.45%          n/a
        2008                                  446   8.04 to 8.22         $3,617       30.37%  0.85% to 1.45%          n/a
        2007                                  706  11.44 to 11.51        $8,087        0.59%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Consumer Services
        2010                              111,478  9.18 to 10.27     $1,091,045        0.00%  0.85% to 1.45%    16.98% to 19.52%
        2009                               17,944   7.85 to 8.50       $145,921        0.00%  0.85% to 1.45%    27.51% to 27.51%
        2008                                  340   6.40 to 6.42         $2,185        0.00%  0.85% to 1.45%   -33.22% to -33.12%
        2007                                  317   9.58 to 9.60         $3,046        0.00%  0.85% to 1.45%   -10.70% to -10.57%
        2006                                  132  10.73 to 10.74        $1,405        0.00%  0.85% to 1.45%     7.30% to 7.40%

    Dow 30
        2010                               16,857   8.90 to 9.91       $155,833        0.00%  0.85% to 1.45%     6.21% to 8.68%
        2009                               11,767   8.38 to 9.11       $101,032        1.48%  0.85% to 1.45%          n/a
        2008                                4,573   7.61 to 7.83        $35,724        0.53%  0.85% to 1.45%          n/a
        2007                                1,191      12.41            $14,782        0.07%  0.85% to 1.45%         10.41%
        2006                                7,995  11.21 to 11.27       $89,881        0.00%  0.85% to 1.45%    12.10% to 12.70%

    Emerging Markets
        2010                              109,461   8.04 to 8.63       $916,817        0.00%  0.85% to 1.45%     5.89% to 8.35%
        2009                              418,832   7.58 to 7.96     $3,280,242        0.09%  0.85% to 1.45%    58.11% to 59.86%
        2008                              134,420   4.90 to 4.96       $663,484        0.03%  0.85% to 1.45%   -51.09% to -51.09%
        2007                              118,105      10.08         $1,190,766        0.00%  0.85% to 1.45%          n/a

    Europe 30
        2010                               22,270   7.78 to 8.58       $180,568        1.22%  0.85% to 1.45%    -0.85% to 1.21%
        2009                               54,984   7.79 to 8.48       $449,017        4.38%  0.85% to 1.45%    28.06% to 30.26%
        2008                                5,847   6.19 to 6.48        $37,067        2.28%  0.85% to 1.45%   -45.80% to -44.87%
        2007                               10,092  11.42 to 11.75      $116,830        7.48%  0.85% to 1.45%    11.01% to 12.81%
        2006                                7,425  10.30 to 10.41       $77,028        0.04%  0.85% to 1.45%     3.00% to 4.10%

    Falling U.S. Dollar
        2010                               13,160   8.82 to 9.12       $117,509        0.00%  0.85% to 1.45%    -4.80% to -3.85%
        2009                               11,097   9.29 to 9.49       $103,909        1.06%  0.85% to 1.45%     1.12% to 1.37%
        2008                               33,122   9.17 to 9.28       $303,931        0.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Financials
        2010                               19,222   4.93 to 5.19        $95,946        0.50%  0.85% to 1.45%     7.65% to 8.84%
        2009                               74,722   4.58 to 4.86       $346,750        2.40%  0.85% to 1.45%    11.66% to 13.41%
        2008                              136,516   4.09 to 4.28       $563,595        1.61%  0.85% to 1.45%   -52.06% to -51.89%
        2007                               65,277   8.54 to 8.71       $559,738        1.82%  0.85% to 1.45%        -21.32%
        2006                                6,933  10.91 to 11.00       $75,657        0.00%  0.85% to 1.45%    9.10% to 10.00%

    Health Care
        2010                              186,627  9.08 to 10.06     $1,758,594        0.27%  0.85% to 1.45%    -0.14% to 1.01%
        2009                              133,041   9.38 to 9.78     $1,255,925        0.63%  0.85% to 1.45%    16.08% to 17.42%
        2008                              161,382   7.92 to 8.42     $1,308,798        0.32%  0.85% to 1.45%   -26.61% to -26.36%
        2007                              100,227  10.91 to 11.24    $1,103,880        0.00%  0.85% to 1.45%         3.67%
        2006                                7,016  10.63 to 10.69       $74,635        0.00%  0.85% to 1.45%     6.30% to 6.90%

    Industrials
        2010                               66,309   8.72 to 9.71       $619,538        0.49%  0.85% to 1.45%    19.26% to 21.85%
        2009                               19,078   7.31 to 7.91       $144,527        0.66%  0.85% to 1.45%    20.31% to 21.82%
        2008                                3,186   6.21 to 6.42        $19,828        0.28%  0.85% to 1.45%   -42.31% to -41.58%
        2007                                3,516  10.77 to 11.08       $38,054        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International
        2010                               29,369   6.65 to 6.94       $198,707        0.00%  0.85% to 1.45%     4.62% to 5.78%
        2009                                2,575   6.36 to 6.51        $16,690        0.04%  0.85% to 1.45%          n/a
        2008                                2,283   5.25 to 5.34        $12,099       28.31%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Internet
        2010                               54,621  12.52 to 13.88      $727,375        0.00%  0.85% to 1.45%    31.02% to 33.53%
        2009                               35,335  9.69 to 10.39       $355,848        0.00%  0.85% to 1.45%    71.70% to 73.68%
        2008                               20,420   5.64 to 5.82       $115,647        0.00%  0.85% to 1.45%   -46.52% to -45.95%
        2007                               17,586  10.58 to 10.89      $186,420        1.62%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Japan
        2010                               81,428   4.83 to 5.38       $421,503        0.00%  0.85% to 1.45%    -8.57% to -8.29%
        2009                               35,331   5.63 to 5.85       $202,206        1.26%  0.85% to 1.45%         8.25%
        2008                               65,161   4.88 to 5.29       $344,642       10.78%  0.85% to 1.45%        -41.96%
        2007                               20,635   9.11 to 9.16       $188,086       20.73%  0.85% to 1.45%   -11.81% to -11.50%
        2006                               15,982  10.25 to 10.36      $165,495        0.00%  0.85% to 1.45%     2.50% to 3.60%

    Large-Cap Growth
        2010                              105,792  9.16 to 10.25     $1,037,910        0.03%  0.85% to 1.45%    9.51% to 11.61%
        2009                               27,406   8.46 to 9.14       $242,991        0.00%  0.85% to 1.45%    25.52% to 27.42%
        2008                               46,257   6.79 to 7.07       $324,839        0.00%  0.85% to 1.45%   -37.27% to -36.67%
        2007                               46,285  10.90 to 11.21      $514,296        0.00%  0.85% to 1.45%         4.88%
        2006                                2,895      10.62            $30,738        0.00%  0.85% to 1.45%         6.20%

    Large-Cap Value
        2010                              185,593   7.63 to 8.34     $1,499,058        0.15%  0.85% to 1.45%    9.72% to 11.33%
        2009                                9,387   7.07 to 7.46        $68,585        0.15%  0.85% to 1.45%    17.04% to 17.33%
        2008                               37,790   6.20 to 6.26       $235,542        1.33%  0.85% to 1.45%   -41.68% to -41.53%
        2007                                8,203  10.66 to 10.75       $87,644        0.43%  0.85% to 1.45%    -1.80% to -1.40%
        2006                               26,930  10.81 to 10.91      $292,871        0.00%  0.85% to 1.45%     8.10% to 9.10%

    Mid-Cap
        2010                               34,429   9.12 to 9.69       $326,597        0.00%  0.85% to 1.45%    20.63% to 22.14%
        2009                              110,587   7.68 to 7.97       $868,706        0.00%  0.85% to 1.45%          n/a
        2008                                1,025   6.00 to 6.00         $6,152        1.01%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Mid-Cap Growth
        2010                              144,615  9.98 to 11.16     $1,548,426        0.00%  0.85% to 1.45%    24.32% to 26.63%
        2009                               75,328   8.24 to 8.85       $649,763        0.00%  0.85% to 1.45%    34.10% to 35.71%
        2008                                8,137   6.18 to 6.38        $51,504        0.00%  0.85% to 1.45%   -40.12% to -39.97%
        2007                               71,363  10.38 to 10.71      $752,104        0.00%  0.85% to 1.45%     9.36% to 9.52%
        2006                                2,318   9.67 to 9.68        $22,439        0.00%  0.85% to 1.45%    -3.30% to -3.20%

    Mid-Cap Value
        2010                               46,914   8.68 to 9.66       $430,499        2.32%  0.85% to 1.45%    16.49% to 18.60%
        2009                               21,898   7.57 to 8.17       $173,569        1.23%  0.85% to 1.45%    26.62% to 28.41%
        2008                               12,651   5.99 to 6.22        $77,820        0.00%  0.85% to 1.45%   -38.34% to -37.56%
        2007                               24,955  9.73 to 10.01       $247,603        1.86%  0.85% to 1.45%    -2.18% to -1.04%
        2006                                3,903  9.96 to 10.04        $39,179        0.04%  0.85% to 1.45%    -0.40% to 0.40%

    Money Market
        2010                            2,719,643  8.97 to 10.11    $26,097,031        0.02%  0.85% to 1.45%    -3.76% to -1.27%
        2009                            3,131,362  9.32 to 10.24    $30,776,897        0.04%  0.85% to 1.45%    -3.60% to -1.26%
        2008                            3,644,923  9.73 to 10.37    $36,756,488        0.47%  0.85% to 1.45%    -2.69% to -0.47%
        2007                            1,181,204  10.03 to 10.42   $12,092,204        6.23%  0.85% to 1.45%     0.17% to 2.31%
        2006                               99,346  10.03 to 10.17    $1,002,360        3.25%  0.85% to 1.45%     0.30% to 1.70%

    Oil & Gas
        2010                              319,228  10.00 to 11.18    $3,337,725        0.34%  0.85% to 1.45%    13.77% to 16.24%
        2009                              273,281   8.87 to 9.62     $2,486,236        0.00%  0.85% to 1.45%    11.58% to 13.72%
        2008                              179,185   6.78 to 8.38     $1,449,233        0.00%  0.85% to 1.45%   -38.97% to -37.92%
        2007                              167,537  13.13 to 13.50    $2,224,050        0.00%  0.85% to 1.45%    28.93% to 29.97%
        2006                                5,479  10.28 to 10.33       $56,387        0.00%  0.85% to 1.45%     2.80% to 3.30%

    NASDAQ-100
        2010                              376,111  10.58 to 11.83    $4,225,843        0.00%  0.85% to 1.45%    13.95% to 16.72%
        2009                              358,797  9.25 to 10.14     $3,472,874        0.00%  0.85% to 1.45%    47.15% to 49.00%
        2008                               17,227   6.41 to 6.63       $111,549        0.00%  0.85% to 1.45%        -44.25%
        2007                               13,106  11.55 to 11.85      $151,767        0.00%  0.85% to 1.45%         15.34%
        2006                                5,715  10.16 to 10.21       $58,096        0.00%  0.85% to 1.45%     1.60% to 2.10%

    Pharmaceuticals
        2010                               17,298   9.16 to 9.94       $163,160        0.89%  0.85% to 1.45%    -2.74% to -1.36%
        2009                                7,417   9.44 to 9.94        $73,029        1.69%  0.85% to 1.45%    14.52% to 14.70%
        2008                                1,160   8.61 to 8.65        $10,002        1.52%  0.85% to 1.45%   -21.15% to -21.03%
        2007                                1,287  10.92 to 10.95       $14,064        2.96%  0.85% to 1.45%         0.38%
        2006                                  223      10.91             $2,437        0.01%  0.85% to 1.45%         9.10%

    Precious Metals
        2010                              416,773  11.23 to 12.56    $4,898,793        0.00%  0.85% to 1.45%    28.11% to 31.21%
        2009                              320,379   8.77 to 9.57     $2,934,499        1.08%  0.85% to 1.45%    30.86% to 33.25%
        2008                              114,794   6.78 to 7.12       $796,192        3.33%  0.85% to 1.45%   -32.88% to -31.83%
        2007                               92,297  10.18 to 10.44      $953,254        1.84%  0.85% to 1.45%    19.24% to 20.14%
        2006                                6,556   8.60 to 8.64        $56,464        0.00%  0.85% to 1.45%   -14.00% to -13.60%

    Real Estate
        2010                              101,382   7.72 to 8.47       $806,391        4.47%  0.85% to 1.45%    20.59% to 22.77%
        2009                               97,817   6.38 to 6.97       $646,329       10.60%  0.85% to 1.45%    23.99% to 25.49%
        2008                                2,068   5.43 to 5.26        $11,083        0.00%  0.85% to 1.45%   -43.06% to -42.37%
        2007                               15,376   9.21 to 9.42       $142,186        1.79%  0.85% to 1.45%   -21.81 to -21.13%
        2006                               11,739  11.87 to 11.95      $139,592        1.09%  0.85% to 1.45%    18.70 to 19.50%

    Rising Rates Opportunity
        2010                              779,978   5.14 to 5.75     $4,279,873        0.00%  0.85% to 1.45%   -18.92% to -17.11%
        2009                              221,982   6.40 to 6.94     $1,487,884        0.31%  0.85% to 1.45%    28.41% to 29.70%
        2008                               15,745   5.03 to 5.23        $81,177        3.69%  0.85% to 1.45%   -39.97% to -39.14%
        2007                                7,056   8.41 to 8.65        $60,495       64.55%  0.85% to 1.45%    -7.04% to -6.66%
        2006                                2,270   9.25 to 9.27        $20,989        0.03%  0.85% to 1.45%    -7.50% to -7.30%

    Semiconductor
        2010                                5,449   7.83 to 8.30        $44,313        0.04%  0.85% to 1.45%    8.87% to 10.24%
        2009                              241,377   7.04 to 7.69     $1,785,948        0.00%  0.85% to 1.45%          n/a
        2008                                  176   4.64 to 4.64           $816        0.00%  0.85% to 1.45%          n/a
        2007                                  172       9.48             $1,633        0.00%  0.85% to 1.45%         4.81%
        2006                                4,950   9.02 to 9.06        $44,681        0.00%  0.85% to 1.45%    -9.80% to -9.40%

    Short Dow 30
        2010                                5,046   5.79 to 6.30        $31,215        0.00%  0.85% to 1.45%   -24.25% to -22.87%
        2009                                2,802   7.65 to 8.17        $22,342        0.00%  0.85% to 1.45%        -27.42%
        2008                                4,182  10.67 to 11.02       $45,384        0.44%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Emerging Markets
        2010                              143,188   4.90 to 5.26       $723,077        0.00%  0.85% to 1.45%   -21.03% to -20.44%
        2009                                4,499   6.27 to 6.37        $28,600        0.00%  0.85% to 1.45%        -50.11%
        2008                                  183  12.70 to 12.70        $2,322        0.16%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short International
        2010                               12,681   7.64 to 7.94        $98,759        0.00%  0.85% to 1.45%   -16.97% to -16.26%
        2009                               20,401   9.31 to 9.59       $191,873       -0.01%  0.85% to 1.45%   -32.17% to -32.00%
        2008                                1,134  13.72 to 13.76       $15,593        0.02%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Mid-Cap
        2010                                1,045   5.48 to 5.69         $5,840        0.00%  0.85% to 1.45%   -28.11% to -27.53%
        2009                               69,524   7.42 to 8.14       $542,722        0.89%  0.85% to 1.45%   -37.68% to -36.39%
        2008                               50,054  12.01 to 12.69      $614,579        0.11%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short NASDAQ-100
        2010                                6,774   5.28 to 5.57        $36,308        0.00%  0.85% to 1.45%   -23.59% to -22.86%
        2009                               92,336   6.72 to 7.38       $653,427        1.27%  0.85% to 1.45%   -42.76% to -41.57%
        2008                               64,964  11.86 to 12.52      $787,309        0.32%  0.85% to 1.45%    44.50% to 44.72%
        2007                               18,685   8.45 to 8.62       $160,943        3.48%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Short Small-Cap
        2010                               29,056   5.30 to 5.78       $160,529        0.00%  0.85% to 1.45%   -31.22% to -29.93%
        2009                              205,275   7.54 to 8.28     $1,622,914        1.10%  0.85% to 1.45%   -34.77% to -33.41%
        2008                               76,750  11.66 to 12.32      $914,786        0.40%  0.85% to 1.45%         20.83%
        2007                                  764       9.90             $7,560        4.16%  0.85% to 1.45%         1.78%
        2006                                5,483   9.73 to 9.80        $53,546        0.00%  0.85% to 1.45%    -2.70% to -2.00%

    Small-Cap
        2010                               70,004   8.60 to 9.42       $631,227        0.00%  0.85% to 1.45%    20.50% to 22.87%
        2009                              169,877   7.13 to 7.74     $1,281,454        0.00%  0.85% to 1.45%    21.98% to 23.82%
        2008                                9,677   5.89 to 6.13        $58,323        0.51%  0.85% to 1.45%   -36.69% to -36.56%
        2007                                3,000   9.53 to 9.71        $28,846        0.12%  0.85% to 1.45%    -4.79% to -4.16%
        2006                               85,977  9.97 to 10.07       $861,558        0.00%  0.85% to 1.45%    -0.30% to 0.70%

    Small-Cap Growth
        2010                              102,231  9.04 to 10.07       $996,080        0.00%  0.85% to 1.45%    21.28% to 23.98%
        2009                               71,490   7.48 to 8.15       $553,261        0.00%  0.85% to 1.45%    22.13% to 23.61%
        2008                                3,180   6.21 to 6.42        $20,161        0.00%  0.85% to 1.45%        -35.83%
        2007                               14,157  9.77 to 10.01       $140,143        0.00%  0.85% to 1.45%         -1.83%
        2006                                  359       9.73             $3,498        0.00%  0.85% to 1.45%         -2.70%

    Small-Cap Value
        2010                               32,737   8.22 to 9.15       $284,341        0.22%  0.85% to 1.45%    18.14% to 20.23%
        2009                                6,385   7.03 to 7.56        $46,931        0.32%  0.85% to 1.45%    16.49% to 18.02%
        2008                               18,045   5.82 to 6.30       $112,531        0.00%  0.85% to 1.45%   -32.91% to -32.06%
        2007                                6,005   9.08 to 9.29        $55,558        0.00%  0.85% to 1.45%   -10.12% to -9.02%
        2006                               10,525  10.12 to 10.20      $107,255        0.00%  0.85% to 1.45%     1.20% to 2.00%

    Technology
        2010                               27,164  10.23 to 11.02      $286,738        0.00%  0.85% to 1.45%     7.25% to 8.70%
        2009                              170,332  9.41 to 10.27     $1,673,080        0.00%  0.85% to 1.45%    56.50% to 58.47%
        2008                              109,427   6.35 to 6.14       $677,277        0.00%  0.85% to 1.45%   -46.06% to -45.38%
        2007                               74,806  11.39 to 11.72      $856,280        0.00%  0.85% to 1.45%    11.29% to 12.26%
        2006                                6,585  10.29 to 10.38       $67,807        0.00%  0.85% to 1.45%     2.90% to 3.80%

    Telecommunications
        2010                                4,260   9.15 to 9.61        $40,645        0.45%  0.85% to 1.45%    12.16% to 13.23%
        2009                              198,659   7.95 to 8.68     $1,658,628        0.33%  0.85% to 1.45%     3.42% to 5.46%
        2008                               13,244   7.71 to 8.13       $105,624        9.47%  0.85% to 1.45%   -36.37% to -35.92%
        2007                                3,528  12.35 to 12.57       $44,174        0.81%  0.85% to 1.45%    12.35% to 12.57%
        2006                                4,786  11.76 to 11.86       $56,344        0.01%  0.85% to 1.45%    17.60% to 18.60%

    U.S. Government Plus
        2010                               46,903  11.41 to 12.71      $561,226        2.27%  0.85% to 1.45%     6.58% to 7.97%
        2009                               18,971  10.93 to 11.47      $214,117        0.03%  0.85% to 1.45%   -34.28% to -33.92%
        2008                               16,795  16.90 to 17.54      $290,233        1.21%  0.85% to 1.45%    46.84% to 47.43%
        2007                                5,126  11.82 to 11.90       $60,715        2.74%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraBull
        2010                              506,783   5.59 to 6.25     $2,996,271        0.00%  0.85% to 1.45%    17.73% to 20.59%
        2009                            1,078,940   4.73 to 5.18     $5,360,014        0.89%  0.85% to 1.45%    41.07% to 42.63%
        2008                               19,004   3.52 to 3.62        $67,527        3.40%  0.85% to 1.45%   -68.19% to -67.85%
        2007                               26,414  11.04 to 11.28      $293,661        0.79%  0.85% to 1.45%    -1.60% to -0.71%
        2006                               12,179  11.25 to 11.31      $137,179        0.00%  0.85% to 1.45%    12.50% to 13.10%

    UltraMid-Cap
        2010                              131,286   6.89 to 7.71       $960,431        0.00%  0.85% to 1.45%    45.11% to 47.60%
        2009                              102,960   4.88 to 5.22       $513,082        0.15%  0.85% to 1.45%    61.45% to 63.48%
        2008                               68,807   2.69 to 3.19       $214,672        2.63%  0.85% to 1.45%   -68.29% to -67.90%
        2007                               30,158   9.65 to 9.93       $295,434        2.52%  0.85% to 1.45%     2.82% to 4.12%
        2006                               95,330   9.36 to 9.47       $897,937        0.00%  0.85% to 1.45%    -6.40% to -5.30%

    UltraNASDAQ-100
        2010                               33,228   8.94 to 9.73       $309,784        0.00%  0.85% to 1.45%    30.32% to 32.68%
        2009                              391,866   6.84 to 7.50     $2,828,106        0.00%  0.85% to 1.45%   111.81% to 116.52%
        2008                              494,338   3.26 to 3.46     $1,666,194        0.00%  0.85% to 1.45%   -73.55% to -73.10%
        2007                              173,463  12.46 to 12.87    $2,200,943        0.00%  0.85% to 1.45%         25.74%
        2006                                1,805      10.10            $18,224        0.00%  0.85% to 1.45%         1.00%

    UltraShort Dow30
        2010                              105,482   4.49 to 4.72       $478,261        0.00%  0.85% to 1.45%   -35.92% to -34.89%
        2009                               57,058   7.01 to 7.25       $404,663        0.11%  0.85% to 1.45%        -47.02%
        2008                                6,611  13.40 to 13.69       $89,831       11.37%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    UltraShort NASDAQ-100
        2010                              479,721   3.39 to 3.63     $1,670,172        0.00%  0.85% to 1.45%   -43.06% to -42.05%
        2009                               53,528   5.97 to 6.19       $327,089        0.46%  0.85% to 1.45%   -65.08% to -64.97%
        2008                               27,850  17.36 to 17.59      $485,785        2.47%  0.85% to 1.45%          n/a
        2007                                  833       9.80             $8,165        0.00%  0.85% to 1.45%          n/a

    UltraSmall-Cap
        2010                              168,411   5.18 to 5.80       $931,565        0.00%  0.85% to 1.45%    43.56% to 46.38%
        2009                               63,475   3.68 to 3.94       $241,258        0.29%  0.85% to 1.45%    36.37% to 38.23%
        2008                               80,726   2.70 to 2.86       $225,087        0.99%  0.85% to 1.45%   -67.11% to -66.63%
        2007                               35,465   8.36 to 8.57       $299,996        0.47%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    Utilities
        2010                               29,135  9.53 to 10.41       $289,918        0.36%  0.85% to 1.45%     2.72% to 4.11%
        2009                               24,366   9.47 to 9.95       $238,605        3.65%  0.85% to 1.45%     7.36% to 8.76%
        2008                                7,762   8.82 to 9.23        $69,402        8.09%  0.85% to 1.45%   -32.82% to -31.66%
        2007                               11,379  13.13 to 13.51      $150,868        0.47%  0.85% to 1.45%    12.53% to 13.61%
        2006                               46,487  11.72 to 11.82      $545,070        0.00%  0.85% to 1.45%    17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund
        2010                              564,648  13.48 to 50.67   $20,767,055        0.32%  0.85% to 1.45%    24.50% to 28.01%
        2009                              536,922  10.78 to 39.86   $16,440,870        0.24%  0.85% to 1.45%    51.74% to 56.05%
        2008                              476,308  7.15 to 25.72     $9,533,690        0.38%  0.85% to 1.45%   -48.02% to -46.64%
        2007                              528,838  13.80 to 48.54   $20,156,629        0.10%  0.85% to 1.45%    40.76% to 43.98%
        2006                              394,139  9.86 to 33.95    $11,138,867        0.06%  0.85% to 1.45%    -1.40% to 23.33%

    Emerging Markets Fund
        2010                              125,306  19.76 to 41.94    $4,386,760        0.56%  0.95% to 1.40%    22.67% to 25.64%
        2009                              324,446  15.89 to 33.62    $8,612,330        0.07%  0.95% to 1.40%   106.16% to 111.16%
        2008                              170,422  7.61 to 15.74     $2,158,848        0.00%  0.95% to 1.40%   -65.95% to -65.11%
        2007                              238,513  22.03 to 46.28    $8,978,925        0.39%  0.95% to 1.40%    33.06% to 36.31%
        2006                              273,734  16.34 to 34.19    $7,680,258        0.37%  0.95% to 1.40%    36.22% to 38.20%

    Global Bond Fund
        2010                               93,668  11.89 to 16.68    $1,489,311        3.73%  0.95% to 1.40%     4.04% to 5.19%
        2009                              105,610  11.43 to 15.86    $1,583,454        2.32%  0.95% to 1.40%     3.83% to 4.98%
        2008                               62,748  11.00 to 15.11      $873,368        8.48%  0.95% to 1.40%     1.50% to 2.63%
        2007                               34,174  10.83 to 14.72      $474,634        4.86%  0.95% to 1.40%     7.47% to 8.67%
        2006                               28,977  10.07 to 13.55      $362,344        6.62%  0.95% to 1.40%     4.35% to 5.53%

    Worldwide Real Estate Fund
        2009                                    -        -                   $0        0.00%  0.95% to 1.40%          n/a
        2008                              199,002  5.06 to 12.74     $1,435,883        5.57%  0.95% to 1.40%   -56.61% to -55.54%
        2007                              183,261  11.44 to 28.65    $3,480,080        0.99%  0.95% to 1.40%    -2.45% to -0.07%
        2006                              125,028  11.50 to 28.67    $2,673,648        1.14%  0.95% to 1.40%    28.15% to 25.15%

   Janus Aspen Series
    Growth and Income Portfolio
        2010                                    -        -                   $0        0.97%  0.95% to 1.40%          n/a
        2009                               23,509  9.79 to 13.77       $309,512        0.80%  0.95% to 1.40%    35.98% to 37.97%
        2008                               30,073   7.17 to 9.98       $287,516        0.79%  0.95% to 1.40%   -42.57% to -41.73%
        2007                               40,934  12.44 to 17.12      $672,799        0.00%  0.95% to 1.40%     6.16% to 7.72%
        2006                               32,765  11.67 to 15.90      $501,607        2.07%  0.95% to 1.40%     5.90% to 7.07%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2010                            2,686,254  12.13 to 14.86   $37,862,526        2.73%  0.85% to 1.45%     4.08% to 7.08%
        2009                            2,896,668  11.63 to 13.88   $38,169,100        4.94%  0.85% to 1.45%    9.95% to 12.96%
        2008                            2,968,051  10.57 to 12.29   $34,987,198        4.66%  0.85% to 1.45%     1.08% to 3.80%
        2007                            2,778,423  10.46 to 11.84   $31,782,014        5.12%  0.85% to 1.45%     4.88% to 7.71%
        2006                            2,349,280  9.97 to 10.99    $25,087,201        4.46%  0.85% to 1.45%     0.20% to 2.90%

    Low Duration Portfolio
        2010                              654,472  10.41 to 12.76    $7,768,442        1.82%  0.85% to 1.45%     1.57% to 4.29%
        2009                            1,060,821  10.25 to 12.24   $12,158,287        1.64%  0.85% to 1.45%    9.31% to 12.25%
        2008                              215,399  9.38 to 10.90     $2,251,914        5.50%  0.85% to 1.45%    -3.95% to -1.36%
        2007                              119,635  9.77 to 11.05     $1,283,734        4.81%  0.85% to 1.45%     3.54% to 6.34%
        2006                               74,616  9.43 to 10.39       $758,175        3.83%  0.85% to 1.45%     0.32% to 2.97%

    High Yield Portfolio
        2010                            1,329,415  11.27 to 16.13   $17,908,306        7.43%  0.85% to 1.45%    10.19% to 13.37%
        2009                            1,258,883  10.28 to 14.22   $15,371,046        7.52%  0.85% to 1.45%    35.04% to 38.94%
        2008                              593,773  7.61 to 10.24     $5,456,913        7.52%  0.85% to 1.45%   -26.04% to -24.24%
        2007                              510,428  10.43 to 13.51    $6,565,689        7.48%  0.85% to 1.45%     0.07% to 2.52%
        2006                              370,875  10.72 to 13.18    $4,747,553        6.64%  0.85% to 1.45%     5.51% to 8.03%

    Real Return Portfolio
        2010                              450,280  11.34 to 14.49    $6,043,790        1.57%  0.85% to 1.45%     4.28% to 7.08%
        2009                              629,988  10.95 to 13.53    $7,976,259        2.81%  0.85% to 1.45%    14.18% to 17.24%
        2008                              369,693  9.57 to 11.54     $3,985,026        5.88%  0.85% to 1.45%   -10.11% to -7.91%
        2007                              288,934  10.78 to 12.53    $3,493,905        4.69%  0.85% to 1.45%     6.97% to 9.58%
        2006                              245,471  9.94 to 11.44     $2,744,513        4.11%  0.85% to 1.45%    -2.60% to -0.26%

    All Asset Portfolio
        2010                              115,843  11.51 to 12.82    $1,404,847        6.74%  0.85% to 1.45%    9.28% to 11.43%
        2009                               80,190  10.71 to 11.50      $893,702        2.25%  0.85% to 1.45%    13.23% to 14.76%
        2008                               76,942   9.14 to 9.57       $753,352        8.63%  0.85% to 1.45%   -17.53% to -17.53%
        2007                                  931      11.48            $10,693        7.45%  0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2010                              422,174  7.70 to 10.47     $4,161,507        0.59%  0.85% to 1.45%    25.40% to 28.89%
        2009                              339,009   6.14 to 8.12     $2,650,161        1.12%  0.85% to 1.45%    23.53% to 26.47%
        2008                              363,402   5.04 to 6.42     $2,251,894        0.70%  0.85% to 1.45%   -36.14% to -34.65%
        2007                              369,447   8.15 to 9.83     $3,526,618        1.06%  0.85% to 1.45%   -19.17% to -17.28%
        2006                              260,126  9.90 to 11.88     $3,021,598        1.29%  0.85% to 1.45%    8.75% to 11.13%

    Large Cap Value Fund
        2010                               27,903  9.77 to 10.63       $290,585        0.66%  0.95% to 1.40%    9.00% to 10.15%
        2009                               40,242   8.96 to 9.65       $382,326        1.66%  0.95% to 1.40%    15.98% to 17.20%
        2008                               43,479   7.73 to 8.23       $352,852        2.07%  0.95% to 1.40%   -35.92% to -35.14%
        2007                               45,450  12.04 to 12.69      $571,961        1.94%  0.95% to 1.40%    -0.53% to 0.53%
        2006                               41,128  12.10 to 12.63      $516,031        1.88%  0.95% to 1.40%    20.16% to 21.56%

    Mid Cap Value Fund
        2010                              410,725  11.09 to 13.58    $5,402,048        0.78%  0.95% to 1.40%    21.07% to 23.82%
        2009                              285,700  9.21 to 10.97     $3,038,668        2.02%  0.95% to 1.40%    28.96% to 31.89%
        2008                              210,711   7.11 to 8.32     $1,713,790        1.34%  0.95% to 1.40%   -38.77% to -37.65%
        2007                              160,330  12.47 to 13.34    $2,104,830        1.22%  0.95% to 1.40%     0.74% to 2.22%
        2006                               52,003  12.33 to 13.06      $670,680        1.39%  0.95% to 1.40%    13.85% to 15.17%

   Nueberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2010                              218,952   8.57 to 9.24     $1,965,677        0.00%  0.95% to 1.40%    17.19% to 18.48%
        2009                               63,556   7.38 to 7.80       $487,815        0.00%  0.95% to 1.40%    20.68% to 21.59%
        2008                               17,149   6.22 to 6.41       $108,804        0.00%  0.95% to 1.40%   -40.50% to -40.05%
        2007                               20,560  10.46 to 10.70      $217,365        0.00%  0.95% to 1.40%    -1.19% to -0.44%
        2006                               20,730  10.51 to 10.74      $220,995        0.00%  0.95% to 1.40%     3.52% to 4.17%

    Mid-Cap Growth Portfolio
        2010                              135,682  13.33 to 14.55    $1,906,291        0.00%  0.95% to 1.40%    25.70% to 27.53%
        2009                               51,687  10.61 to 11.41      $580,166        0.00%  0.95% to 1.40%    28.23% to 30.10%
        2008                              157,314   8.27 to 8.77     $1,362,686        0.00%  0.95% to 1.40%   -44.86% to -44.05%
        2007                               94,100  14.96 to 15.67    $1,460,282        0.00%  0.95% to 1.40%    19.29% to 21.04%
        2006                               20,875  12.49 to 12.95      $268,275        0.00%  0.95% to 1.40%    12.22% to 13.70%

    Regency Portfolio
        2010                               31,974  11.24 to 12.32      $346,183        0.40%  0.95% to 1.40%    23.13% to 24.99%
        2009                               13,231   9.14 to 9.85       $126,506        5.44%  0.95% to 1.40%    43.59% to 45.17%
        2008                              112,950   5.54 to 6.79       $746,416        0.08%  0.95% to 1.40%   -47.11% to -46.33%
        2007                              172,535  10.37 to 12.65    $2,132,570        0.13%  0.95% to 1.40%     0.84% to 2.32%
        2006                               15,041  10.18 to 12.36      $182,975        1.57%  0.95% to 1.40%    8.92% to 10.16%

   Premier VIT
    NACM Small Cap Portfolio
        2010                                    -        -                   $0        0.29%  0.95% to 1.40%          n/a
        2009                              101,920   7.47 to 8.27       $805,818        0.04%  0.95% to 1.40%    12.44% to 14.48%
        2008                               52,274   5.95 to 7.14       $362,367        0.00%  0.95% to 1.40%   -43.03% to -42.19%
        2007                               26,701  10.33 to 12.44      $312,404        0.00%  0.95% to 1.40%    -1.82% to -0.38%
        2006                               22,835  10.41 to 12.62      $250,243        0.00%  0.95% to 1.40%    21.70% to 23.26%

    OpCap Renaissance Portfolio
        2008                                    -        -                   $0        1.42%  0.95% to 1.40%          n/a
        2007                                1,103  10.87 to 11.04       $12,103        0.02%  0.95% to 1.40%     4.52% to 5.05%
        2006                              212,871  10.30 to 10.80    $2,230,227        0.01%  0.95% to 1.40%    8.99% to 10.58%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2010                                4,604   6.59 to 7.10        $31,378        0.06%  0.85% to 1.45%    8.92% to 10.07%
        2009                                2,939   5.92 to 6.29        $18,030        1.32%  0.85% to 1.45%    27.17% to 29.29%
        2008                                8,878   4.65 to 4.86        $42,398        3.65%  0.85% to 1.45%   -48.65% to -47.79%
        2007                                4,884   9.03 to 9.38        $45,218        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2010                               12,478  9.18 to 10.03       $121,281        0.13%  0.85% to 1.45%    10.31% to 12.42%
        2009                               13,715   8.32 to 8.92       $119,844        5.98%  0.85% to 1.45%    26.14% to 27.79%
        2008                               10,749   6.74 to 6.98        $74,494        3.00%  0.85% to 1.45%   -37.74% to -37.33%
        2007                               11,248  10.92 to 11.14      $124,730        1.37%  0.85% to 1.45%    -0.39% to -0.19%
        2006                               12,031  11.12 to 11.16      $133,890        0.10%  0.85% to 1.45%    11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2010                              157,637  10.05 to 11.16    $1,686,774        0.23%  0.85% to 1.45%    11.42% to 13.45%
        2009                               11,367   9.08 to 9.84       $105,247        0.93%  0.85% to 1.45%    17.91% to 19.63%
        2008                                9,316   7.70 to 8.06        $73,646        2.11%  0.85% to 1.45%   -32.22% to -31.08%
        2007                                7,692  11.36 to 11.75       $89,543        1.64%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    International Value Portfolio
        2010                               14,630   7.99 to 8.67       $122,768        1.18%  0.85% to 1.45%     0.79% to 2.26%
        2009                               11,853   7.99 to 8.64        $98,657        2.02%  0.85% to 1.45%    26.41% to 28.20%
        2008                               13,696   6.37 to 6.68        $89,666        2.36%  0.85% to 1.45%   -39.46% to -38.45%
        2007                               22,091  10.55 to 10.85      $237,667        0.41%  0.85% to 1.45%     1.70% to 1.86%
        2006                                3,756  10.56 to 10.57       $39,687        0.00%  0.85% to 1.45%     5.60% to 5.70%

    Socially Responsible Growth Fund
        2010                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2007                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2009                                    -        -                   $0       51.67%  0.85% to 1.45%          n/a
        2008                               66,521  9.83 to 10.07       $658,616        4.34%  0.85% to 1.45%    -0.10% to 0.75%
        2007                               73,715  9.82 to 10.08       $730,031        2.40%  0.85% to 1.45%    -1.87% to -0.78%
        2006                                8,160  10.06 to 10.14       $82,642        0.47%  0.85% to 1.45%     0.60% to 1.40%

    All-Cap Equity Fund
        2009                                    -        -                   $0        0.00%  0.85% to 1.45%          n/a
        2008                              101,638   6.92 to 7.09       $706,488        0.00%  0.85% to 1.45%   -24.96% to -24.32%
        2007                              220,319   9.69 to 9.95     $2,156,412        0.47%  0.85% to 1.45%     0.00% to 1.12%
        2006                               44,013   9.74 to 9.81       $430,616        0.03%  0.85% to 1.45%    -2.60% to -1.90%

    HY Bond Fund
        2010                               17,425   9.07 to 9.51       $161,172        7.44%  0.85% to 1.45%     1.03% to 2.05%
        2009                                5,311   8.95 to 9.31        $48,543        2.04%  0.85% to 1.45%     7.10% to 7.75%
        2008                              127,858   8.24 to 8.73     $1,094,039        0.67%  0.85% to 1.45%   -12.21% to -11.37%
        2007                               47,580   9.69 to 9.85       $464,137        3.24%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio
        2010                               34,999   9.09 to 9.98       $329,578        0.08%  0.85% to 1.45%    8.55% to 10.63%
        2009                               22,875   8.42 to 9.02       $195,824        2.01%  0.85% to 1.45%    20.08% to 21.47%
        2008                               11,222   7.01 to 7.23        $79,445        1.93%  0.85% to 1.45%   -34.36% to -33.86%
        2007                                5,355  10.70 to 10.84       $57,681        1.91%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

   Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2010                               27,339  11.83 to 13.14      $340,567        2.30%  0.85% to 1.45%     6.13% to 8.22%
        2009                               14,068  11.31 to 12.15      $164,309       10.64%  0.85% to 1.45%    27.35% to 27.54%
        2008                                1,634   9.28 to 9.32        $15,211        2.73%  0.85% to 1.45%   -16.79% to -16.67%
        2007                               12,845  11.15 to 11.26      $143,678        9.00%  0.85% to 1.45%     4.12% to 4.28%
        2006                                1,780  10.71 to 10.72       $19,084        0.00%  0.85% to 1.45%     7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2010                              129,035  11.53 to 12.96    $1,581,054        0.21%  0.85% to 1.45%    14.75% to 17.41%
        2009                              224,025  10.13 to 11.04    $2,354,465        0.00%  0.85% to 1.45%    64.60% to 67.50%
        2008                               27,199   6.23 to 6.53       $174,359        0.00%  0.85% to 1.45%   -58.11% to -57.41%
        2007                               24,876  14.92 to 15.37      $376,592        0.62%  0.85% to 1.45%    37.46% to 38.29%
        2006                               19,866  11.04 to 11.11      $220,426        0.02%  0.85% to 1.45%    10.40% to 11.10%

    Mid Cap Growth Portfolio
        2010                               57,071  11.43 to 12.73      $688,148        0.00%  0.85% to 1.45%    27.47% to 30.43%
        2009                               28,965   8.97 to 9.76       $268,742        0.00%  0.85% to 1.45%    52.26% to 54.10%
        2008                                9,000   5.98 to 6.18        $54,675        3.68%  0.85% to 1.45%   -48.50% to -47.90%
        2007                               20,574  11.64 to 11.97      $244,319        0.00%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2010                               15,347  9.94 to 10.89       $157,983        0.99%  0.85% to 1.45%    17.75% to 19.58%
        2009                               12,453   8.44 to 9.02       $108,022        0.00%  0.85% to 1.45%    34.71% to 35.25%
        2008                                  588   6.37 to 6.44         $3,762        3.01%  0.85% to 1.45%          n/a
        2007                                1,457  11.28 to 11.49       $16,485        0.42%  0.85% to 1.45%          n/a
        2006                                    -        -                   $0          n/a  0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2010                               23,010  9.07 to 10.01       $222,824        0.73%  0.85% to 1.45%    25.33% to 26.78%
        2009                                2,210   7.31 to 7.66        $16,730        2.12%  0.85% to 1.45%    24.32% to 25.95%
        2008                                3,321   5.88 to 6.08        $19,894        1.41%  0.85% to 1.45%   -40.02% to -39.29%
        2007                               13,796  9.82 to 10.10       $138,157        0.83%  0.85% to 1.45%   -19.04% to 18.92%
        2006                                8,191  12.29 to 12.36      $100,767        0.00%  0.85% to 1.45%    22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2010                            2,346,071  9.83 to 10.73    $24,764,596        0.00%  0.85% to 1.45%    13.32% to 15.66%
        2009                            1,616,425   8.79 to 9.27    $14,988,870        0.00%  0.85% to 1.45%    19.06% to 19.17%
        2008                            1,739,883   7.69 to 7.78    $13,528,700        0.41%  0.85% to 1.45%   -19.62% to -19.06%
        2007                            1,707,612   9.57 to 9.61    $16,411,138        0.00%  0.85% to 1.45%    -4.30% to -3.90%

   Chariot Absolute Return
    All Opportunities Portfolio
        2010                            1,174,152   9.41 to 9.73    $11,219,989        0.00%  0.85% to 1.45%    -3.14% to -0.89%
        2009                            1,751,489   9.71 to 9.82    $17,095,601        0.00%  0.85% to 1.45%          n/a

         *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
              The recognition of investment income is affected by the timing of the declaration of dividends.

         **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

         ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C  (1)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

        (b)  Registered Representative Contract  (1)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (6)

        (b)   Form of the Extra Credit Rider (6)

        (c)   Form of the Estate Planning Rider (5)

        (d)   Form of the Shortened CDSC Rider (6)

        (e)   Form of the Five for Life Plus Rider (6)

        (f)    Form of the GMDB Plus Rider (6)

        (g)   Form of the GMIB Plus Rider (6)

        (h)   Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

 (5)  (a)    Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (1)

        (b)  By-laws of Midland National Life Insurance Company  (1)

(7)   Not Applicable

(8)   (a)    Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (1)

        (b)   Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (3)

        (c)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (4)

        (d)   Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset Management, LLC. (7)

        (e)   Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation. (7)

        (f)    Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset Management, LLC. (7)

        (g)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Investments. (7)

        (h)   Form of Participation Agreement between Midland National Life Insurance Company and Morgan Stanley Investment Management, Inc. (7)

 (i)   Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (8)

(j)    Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (9)

(k)   Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (10)

(l)    Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT. (9)

(m)  Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (11)

        (n)   Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (3)

        (o)   Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (12)

        (p)   Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc.  (13)

        (q)   Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC. (14)

(r)      AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (16)

(s)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (16)

(t)      Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (16)

(u)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit Suisse Asset Management Securities, Inc.   (17)

(v)     Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and DireXion Funds.   (17)

(w)    Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and The Dreyfus Service Corporation.  (17)

(x)      Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

(y)     Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.  (16)

(z)      Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

(aa)  Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck Securities Corporation.  (16)

(bb) Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life Insurance Company and Van Kampen Funds, Inc.  (17)

(cc)  Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland National Life Insurance Company and Morgan Stanley Distributors Inc.  (17)

(dd) Participation agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (18)

(ee)  Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (18)

(ff)    Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (19)

(gg) Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and Allianz Global Investors Distributors LLC (“AGID”). (20)

(hh)Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust. (20)

(ii)     Amendment to Participation Agreement between Midland National Life Insurance Company and Invesco Aim Distributors, Inc. (20)

(jj)     Amendment to Participation Agreement between Midland National Life Insurance Company and Morgan Stanley, the Universal Institutional Funds and Van Kampen Life Investment Trust (21)

(9)   (a)   Opinion and Consent of Counsel (22)

        (b)   Power of Attorney (22)

(10) (a)   Consent of Sutherland, Asbill & Brennan, LLP (22)

        (b)   Consent of Independent Registered Public Accounting Firm (22)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations  (3)

----------------------

(1)      Incorporated herein by reference to Post-Effective Amendment No. 4 on April 29, 1997 for Form N-4 (File No. 33-64016).

(2)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No. 333-71800).

(3)       Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No. 333-71800).

(4)       Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No. 333-108437)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No. 333-71800)

(6)       Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (333-128910)

(7)       Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 11, 2006 for Form N-4 (File No. 333-128910)

(8)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(10)     Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(11)     Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No. 333-71800)

(12)     Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004 (File No. 333-108437)

(13)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(14)     Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No. 333-128910)

(15)        Incorporated herein by reference to Post-Effective Amendment No. 4 on April 27, 2007 on Form N-4 (File No. 333-128910)

(16)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(17)        Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-4 on April 28, 2008 (File No. 333-128910)

(18)        Incorporated herein by reference to Post-Effective Amendment No. 14 for Form N-4 on April 28, 2010 (File No. 333-128978)

(19)        Incorporated herein by reference to Post-Effective Amendment No. 18 for Form N-4 on April 28, 2010 (File No. 333-71800)

(20)       Incorporated herein by reference to Post-Effective Amendment No. 19 for Form N-4 on April 27, 2011 (File No. 333-71800)

(21)       Incorporated herein by reference to Post-Effective Amendment No. 15 for Form N-4 on April 27, 2011 (File No. 333-128978)

(22)     Filed herewith

(23)     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***......

Chairman - Director

John J. Craig II***...........................	Senior Vice President & Treasurer - Director
Robert W. Korba................................	Director
David E. Sams.......................................	Director
Roland C. Baker..........................................................	Director
Willard Bunn, III..........................................................	Director
William D. Heinz..........................................................	Director
Esfandyar E. Dinshaw**.............	Chief Executive Officer – Director
Steven C. Palmitier***...........	President and Chief Operating Officer – Director
Cindy Reed**..................................	President, Annuity Division
Robert R. TeKolste.........................	Executive Vice President
Stephen P. Horvat, Jr***..	Senior Vice President –Legal
Donald T. Lyons **.......................	Senior Vice President and Corporate Actuary
David Shaw **........................	Senior Vice President and Chief Information Officer
Melody R.J. Jensen...........................	Vice President, General Counsel, and Secretary
Daniel M. Kiefer...........................	Vice President and Chief Financial Officer
Rebecca L. Luloff**..........................	Vice President, Chief Administration Officer & Assistant Secretary
Brent A. Mardis**	Vice President, Chief Risk & Compliance Officer
Robert W. Buchanan...................................................................................	Vice President, New Business & Underwriting
Timothy A. Reuer..............................	Vice President, Product Development
Teri L. Ross**........................................	Vice President, Variable Services
Ronald J. Markway**..................	Vice President, New Business – Annuity Division

Michael L. Yanacheak**........................	2nd Vice President, Product Development, Annuity Division
Gregory S. Helms...............................	2nd Vice President, Policy Change & Accounting
Diana Ronald**....................................	2nd Vice President, Client Services & Claims and Benefits
Teresa A. Silvius***......................................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Richard T. Hicks..........................................................	Assistant Vice President, Systems Administration & Policy Accounting
Randy D. Shaull...........................................................	Assistant Vice President & Actuary

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4350 Westown Parkway, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc.	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

Item 27. Number of Contract Owners

As of March 31, 2011--

275 Non-Qualified

                394 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chairman & Chief Executive Officer
Jerome S. Rydell	Vice Chairman

John A. McClellan	Co-Chief Compliance Officer, Municipal Securities Principal
Teri L. Ross Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	Co-Chief Compliance Officer
Cindy Reed Annuity Division, 4350 Westown Parkway West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Operations & Compliance
Gerald R. Blair 525 West Van Buren Chicago, IL 60607	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$65,670	0	0	$127,039

*Represents commissions paid on Vector variable annuity contracts.   .

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland National,s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with.  Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 27th day of  April, 2011.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                      SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                                                                  By:            /s/*

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                                                                  By:            /s/*

                                                                                                                                Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

/s/  *                                                                        Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                       Director

/s/  *                                                                        Director, Chief Executive Officer

      Esfandyar E. Dinshaw                         (Principal Executive Officer)

/s/  *                                                                        Director, Senior Vice President

      JOHN J. CRAIG, II

/s/  *                                                                        Director, President & Chief Operating Officer

      STEVEN C. PALMITIER

/s/  *                                                                       Director

      Willard Bunn, III

/s/  *                                                                        Director

      Roland C. Baker

/s/  *                                                                       Vice President & Chief Financial Officer

      Daniel M. Kiefer                                       (Principal Financial & Accounting Officer)

                                                                                Director

      ROBERT W. KORBA

                                                                                Director

      DAVID E. SAMS

                                                                                Director

      William D. Heinz

*By:  /s/                                                                                  Date:  April 27, 2011

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-128910

Post-Effective Amendment No. 15

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland, Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

April 27, 2011

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-128910 Amendment No. 15) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                       2011.

SIGNATURE                             DATE                SIGNATURE                                         DATE

/s/                                            1/27/11             /s/                                                        1/27/11

Michael M. Masterson                                        John J. Craig II

/s/                                            1/28/11             /s/                                                        1/27/11

Steven C. Palmitier                                            Esfandyar E. Dinshaw

/s/                                            1/26/11             /s/                                                        1/27/11

Roland C. Baker                                                Willard Bunn, III

/s/                                            1/26/11

Daniel M. Kiefer

[Sutherland Letterhead]

April 27, 2011

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                        RE:       Vector Variable Annuity

                                    Form N-4, File No. 333-128910

Gentlemen:

We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-128910).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                           Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-128910 and 811-07772) of our report dated April 25, 2011, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 25, 2011, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 27, 2011